UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number             811-08090

                                       Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                                   Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                             Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:      (260) 455-3404

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

LVIP American Balanced Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.10%
Asset Allocation Fund–19.96%
²American Funds®–
Capital Income Builder	2,800,705	$167,118,043

		167,118,043

Equity Funds–24.02%
²American Funds®–
AMCAP Fund	870,502	25,070,459
American Mutual Fund	1,149,828	42,049,219
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	2,912,888	42,178,611
Growth Fund	532,534	41,697,410
Growth-Income Fund	964,571	50,148,040

		201,143,739

Fixed Income Funds–33.46%
²American Funds®–
Intermediate Bond Fund of America	2,525,409	34,067,769
American Funds Insurance Series®–
Bond Fund	13,757,548	152,983,939
High-Income Bond Fund	2,992,782	33,579,015
Mortgage Bond Fund	2,398,123	25,563,992
U.S. Government/AAA-Rated Securities Fund	2,749,545	34,039,371

		280,234,086

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–19.66%
American Funds Insurance Series®–
Global Growth Fund	1,828,653	$49,995,377
Global Small Capitalization Fund	1,588,563	40,953,149
International Fund	3,130,185	65,639,980
New World Fund	359,918	8,083,753

		164,672,259

International Fixed Income Fund–3.00%
American Funds Insurance Series®–
Global Bond Fund	2,080,629	25,154,801

		25,154,801

Total Investment Companies (Cost $741,168,918)		838,322,928

TOTAL VALUE OF SECURITIES–100.10% (Cost $741,168,918)	838,322,928
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.10%)	(796,280)

NET ASSETS APPLICABLE TO 65,147,826 SHARES OUTSTANDING–100.00%	$837,526,648

²	Class R6 shares.
Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$838,322,928

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Balanced Allocation Fund–1

LVIP American Income Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.07%
Asset Allocation Fund–21.83%
²American Funds®–
Capital Income Builder	779,949	$46,539,527

		46,539,527

Equity Funds–17.92%
²American Funds®–
AMCAP Fund	294,000	8,467,205
American Mutual Fund	232,888	8,516,727
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	589,849	8,541,015
Growth Fund	53,893	4,219,859
Growth-Income Fund	162,707	8,459,137

		38,203,943

Fixed Income Funds–51.45%
²American Funds®–
Intermediate Bond Fund of America	959,043	12,937,495
American Funds Insurance Series®–
Bond Fund	5,804,940	64,550,934
High-Income Bond Fund	757,691	8,501,298
Mortgage Bond Fund	1,011,882	10,786,665
U.S. Government/AAA-Rated Securities Fund	1,044,144	12,926,505

		109,702,897

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–4.89%
American Funds Insurance Series®–
Global Growth Fund	154,318	$4,219,058
Global Small Capitalization Fund	241,296	6,220,621

		10,439,679

International Fixed Income Fund–3.98%
American Funds Insurance Series®–
Global Bond Fund	702,325	8,491,109

		8,491,109

Money Market Fund–0.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	263	263

		263

Total Investment Companies (Cost $197,872,982)		213,377,418

TOTAL VALUE OF SECURITIES–100.07% (Cost $197,872,982)	213,377,418
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(148,135)

NET ASSETS APPLICABLE TO 17,877,539 SHARES OUTSTANDING–100.00%	$213,229,283

²	Class R6 shares.
Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$213,377,418

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Income Allocation Fund–1

LVIP American Growth Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.12%
Asset Allocation Fund–17.00%
²American Funds®–
Capital Income Builder	2,415,195	$144,114,708

		144,114,708

Equity Funds–29.10%
²American Funds®–
AMCAP Fund	1,177,844	33,921,898
American Mutual Fund	1,633,139	59,723,888
American Funds Insurance Series®–
Blue Chip Income & Growth Fund	3,544,218	51,320,273
Growth Fund	648,262	50,758,894
Growth-Income Fund	978,586	50,876,702

		246,601,655

Fixed Income Funds–23.38%
²American Funds®–
Intermediate Bond Fund of America	1,921,546	25,921,660
American Funds Insurance Series®–
Bond Fund	10,855,641	120,714,732
High-Income Bond Fund	2,277,211	25,550,312
Mortgage Bond Fund	2,432,925	25,934,984

		198,121,688

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–27.59%
American Funds Insurance Series®–
Global Growth & Income Fund	1,289,831	$16,767,799
Global Growth Fund	2,164,434	59,175,636
Global Small Capitalization Fund	1,611,694	41,549,477
International Fund	4,763,644	99,893,608
New World Fund	730,330	16,403,201

		233,789,721

International Fixed Income Fund–3.01%
American Funds Insurance Series®–
Global Bond Fund	2,110,864	25,520,347

		25,520,347

Money Market Fund–0.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	339,642	339,642

		339,642

Total Investment Companies (Cost $738,030,298)		848,487,761

TOTAL VALUE OF SECURITIES–100.12% (Cost $738,030,298)	848,487,761
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.12%)	(1,029,351)

NET ASSETS APPLICABLE TO 63,299,065 SHARES OUTSTANDING–100.00%	$847,458,410

²	Class R6 shares.
Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$848,487,761

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Growth Allocation Fund–1

LVIP American Century VP Mid Cap Value RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.11%
Equity Fund–92.46%
*American Century VIP Mid Cap Value	2,433,947	$45,295,746

		45,295,746

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–7.65%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,750,764	$3,750,764

		3,750,764

Total Investment Companies (Cost $48,659,505)		49,046,510

TOTAL VALUE OF SECURITIES–100.11% (Cost $48,659,505)	49,046,510
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(55,750)

NET ASSETS APPLICABLE TO 4,495,001 SHARES OUTSTANDING–100.00%	$48,990,760

*	Class I shares.

«	Includes $115,000 cash pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
25 E-mini S&P 500 Index	$2,486,170	$2,456,875	12/22/14	$(29,295)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$49,046,510

Futures Contracts	$(29,295)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Century VP Mid Cap Value RPM Fund–1

LVIP American Global Growth Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.07%
International Equity Fund–100.07%
American Funds Insurance Series®–
Global Growth Fund Class 1	3,217,305	$ 87,961,126

Total Investment Company (Cost $74,123,797)		87,961,126

TOTAL VALUE OF SECURITIES–100.07% (Cost $74,123,797)		87,961,126
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)		(60,355)

NET ASSETS APPLICABLE TO 5,014,065 SHARES OUTSTANDING–100.00%		$87,900,771

The LVIP American Global Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Company	$87,961,126

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Global Growth Fund–1

LVIP American Global Small Capitalization Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.08%
International Equity Fund–100.08%
American Funds Insurance Series®–
Global Small Capitalization Fund Class 1	2,678,434	$ 69,050,026

Total Investment Company (Cost $52,986,670)		69,050,026

TOTAL VALUE OF SECURITIES–100.08% (Cost $52,986,670)		69,050,026
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)		(52,973)

NET ASSETS APPLICABLE TO 4,497,090 SHARES OUTSTANDING–100.00%		$68,997,053

The LVIP American Global Small Capitalization Fund (Fund) invests substantially all of its assets in Class 1 shares of the Global Small Capitalization Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Company	$69,050,026

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Global Small Capitalization Fund–1

LVIP American Growth Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
Equity Fund–100.06%
American Funds Insurance Series®–
Growth Fund Class 1	3,875,327	$ 303,438,094

Total Investment Company (Cost $222,210,193)		303,438,094

TOTAL VALUE OF SECURITIES–100.06% (Cost $222,210,193)		303,438,094
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(170,559)

NET ASSETS APPLICABLE TO 15,986,084 SHARES OUTSTANDING–100.00%		$303,267,535

The LVIP American Growth Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Company	$303,438,094

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Growth Fund–1

LVIP American Growth-Income Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.05%
Equity Fund–100.05%
American Funds Insurance Series®–
Growth-Income Fund Class 1	4,904,147	$254,966,623

Total Investment Company (Cost $178,484,793)		254,966,623

TOTAL VALUE OF SECURITIES–100.05% (Cost $178,484,793)		254,966,623
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)		(136,433)

NET ASSETS APPLICABLE TO 12,983,458 SHARES OUTSTANDING–100.00%		$254,830,190

The LVIP American Growth-Income Fund (Fund) invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Company	$254,966,623

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Growth-Income Fund–1

LVIP American International Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANY–100.06%
International Equity Fund–100.06%
American Funds Insurance Series®–
International Fund Class 1	6,974,876	$146,263,146

Total Investment Company (Cost $118,260,539)		146,263,146

TOTAL VALUE OF SECURITIES–100.06% (Cost $118,260,539)		146,263,146
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)		(87,853)

NET ASSETS APPLICABLE TO 10,201,927 SHARES OUTSTANDING–100.00%		$146,175,293

The LVIP American International Fund (Fund) invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, are provided separately and should be read in conjunction with the Fund’s financial statements.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Company	$146,263,146

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American International Fund–1

LVIP American Preservation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.01%
Money Market Fund–2.01%
*Lincoln Variable Insurance Products Trust–
LVIP Money Market Fund	518,546	$5,185,465

Total Affiliated Investment Company (Cost $5,185,465)		5,185,465

UNAFFILIATED INVESTMENT COMPANIES–98.27%
Fixed Income Funds–95.03%
²American Funds®–
Bond Fund of America	610,316	7,744,908
Intermediate Bond Fund of America	4,793,735	64,667,479
Short-Term Bond Fund of America	10,115,888	101,057,719
American Funds Insurance Series®–
Bond Fund	1,392,861	15,488,614
High-Income Bond Fund	1,136,260	12,748,836
Mortgage Bond Fund	1,213,938	12,940,575
U.S. Government/AAA-Rated Securities Fund	2,505,353	31,016,270

		245,664,401

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–2.95%
American Funds Insurance Series® –
Global Bond Fund	632,014	$7,641,046

		7,641,046

Money Market Fund–0.29%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	749,994	749,994

		749,994

Total Unaffiliated Investment Companies (Cost $253,397,786)		254,055,441

TOTAL VALUE OF SECURITIES–100.28% (Cost $258,583,251)	259,240,906
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.28%)	(723,601)

NET ASSETS APPLICABLE TO 26,023,395 SHARES OUTSTANDING–100.00%	$258,517,305

²	Class R6 shares.

*	Standard Class shares.

Class 1 shares.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$259,240,906

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP American Preservation Fund–1

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–76.63%
U.S. MARKETS–40.80%
Aerospace & Defense–1.51%
Boeing	100	$12,738
Honeywell International	100	9,312
L-3 Communications Holdings	100	11,892
Lockheed Martin	100	18,278
Northrop Grumman	400	52,704
Raytheon	400	40,648
United Technologies	100	10,560

		156,132

Airlines–0.49%
American Airlines Group	200	7,096
Delta Air Lines	1,200	43,380

		50,476

Automobiles–0.06%
Ford Motor	400	5,916

		5,916

Banks–1.71%
Bank of America	1,700	28,985
JPMorgan Chase	600	36,144
KeyCorp	1,200	15,996
PNC Financial Services Group	400	34,232
Wells Fargo	1,200	62,244

		177,601

Beverages–0.77%
Coca-Cola	1,000	42,660
PepsiCo	400	37,236

		79,896

Biotechnology–1.74%
†Alexion Pharmaceuticals	100	16,582
†Biogen Idec	300	99,243
†Gilead Sciences	600	63,870

		179,695

Capital Markets–0.12%
Ameriprise Financial	100	12,338

		12,338

Chemicals–1.41%
CF Industries Holdings	200	55,844
Dow Chemical	600	31,464
PPG Industries	300	59,022

		146,330

Communications Equipment–0.14%
Harris	100	6,640
QUALCOMM	100	7,477

		14,117

Consumer Finance–0.42%
American Express	400	35,016

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Consumer Finance (continued)
Capital One Financial	100	$8,162

		43,178

Containers & Packaging–0.15%
Avery Dennison	200	8,930
Ball	100	6,327

		15,257

Diversified Financial Services–0.40%
†Berkshire Hathaway Class B	300	41,442

		41,442

Diversified Telecommunication Services–0.72%
AT&T	700	24,668
Verizon Communications	1,000	49,990

		74,658

Electric Utilities–0.67%
American Electric Power	500	26,105
Duke Energy	200	14,954
Edison International	500	27,960

		69,019

Electrical Equipment–0.12%
Emerson Electric	200	12,516

		12,516

Electronic Equipment, Instruments & Components–0.17%
†Flextronics International	1,700	17,544

		17,544

Energy Equipment & Services–1.49%
Baker Hughes	700	45,542
Halliburton	1,000	64,510
National Oilwell Varco	100	7,610
Schlumberger	300	30,507
Superior Energy Services	200	6,574

		154,743

Food & Staples Retailing–0.46%
CVS Health	600	47,754

		47,754

Food Products–1.44%
Archer-Daniels-Midland	1,500	76,650
Mondelez International Class A	500	17,133
Tyson Foods Class A	1,400	55,118

		148,901

Health Care Equipment & Supplies–1.03%
Abbott Laboratories	200	8,318
†CareFusion	100	4,525
†Edwards Lifesciences	600	61,290
Medtronic	200	12,390

LVIP AQR Enhanced Global Strategies Fund–1

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies (continued)
Zimmer Holdings	200	$20,110

		106,633

Health Care Providers & Services–2.34%
Aetna	300	24,300
Cardinal Health	500	37,460
Cigna	100	9,069
Humana	500	65,145
McKesson	200	38,934
UnitedHealth Group	100	8,625
Universal Health Services Class B	100	10,450
WellPoint	400	47,848

		241,831

Hotels, Restaurants & Leisure–0.32%
Royal Caribbean Cruises	500	33,645

		33,645

Household Products–0.31%
Kimberly-Clark	300	32,271

		32,271

Independent Power and Renewable Electricity Producers–0.07%
AES	500	7,090

		7,090

Industrial Conglomerates–0.30%
3M	200	28,336
General Electric	100	2,562

		30,898

Insurance–0.37%
Assurant	300	19,290
Travelers	200	18,788

		38,078

Internet & Catalog Retail–0.35%
†TripAdvisor	400	36,568

		36,568

Internet Software & Services–2.40%
†Akamai Technologies	200	11,960
†Facebook Class A	1,100	86,944
†Google	100	57,736
†Google Class A	100	58,841
†Yahoo	800	32,600

		248,081

IT Services–0.85%
†Cognizant Technology Solutions Class A	200	8,954
Computer Sciences	400	24,460
Fidelity National Information Services	100	5,630
†Fiserv	300	19,391

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
IT Services (continued)
MasterCard Class A	400	$29,568

		88,003

Machinery–0.18%
SPX	200	18,786

		18,786

Media–0.87%
Comcast Class A	100	5,378
†DISH Network Class A	100	6,458
Disney (Walt)	200	17,806
Time Warner	600	45,126
Viacom Class B	200	15,388

		90,156

Multiline Retail–0.35%
†Dollar General	500	30,555
†Dollar Tree	100	5,607

		36,162

Multi-Utilities–0.86%
Alliant Energy	200	11,082
Ameren	100	3,833
DTE Energy	500	38,040
Public Service Enterprise Group	700	26,068
Sempra Energy	100	10,538

		89,561

Oil, Gas & Consumable Fuels–4.57%
Anadarko Petroleum	200	20,288
Apache	300	28,161
Chevron	100	11,932
Cimarex Energy	300	37,959
ConocoPhillips	500	38,260
EOG Resources	600	59,412
Exxon Mobil	600	56,430
Hess	300	28,296
Marathon Oil	300	11,277
Marathon Petroleum	200	16,934
Occidental Petroleum	200	19,230
Phillips 66	600	48,786
†Southwestern Energy	500	17,475
Valero Energy	1,200	55,524
†Whiting Petroleum	300	23,265

		473,229

Pharmaceuticals–3.83%
AbbVie	200	11,552
†Actavis	100	24,128
Allergan	100	17,819
Bristol-Myers Squibb	900	46,062
Johnson & Johnson	1,000	106,590
Merck	1,400	82,992

LVIP AQR Enhanced Global Strategies Fund–2

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Pharmaceuticals (continued)
Pfizer	3,200	$94,624
†Valeant Pharmaceuticals International	100	13,104

		396,871

Professional Services–0.11%
Dun & Bradstreet	100	11,747

		11,747

Real Estate Investment Trusts–0.93%
American Tower	100	9,363
Boston Properties	100	11,576
Crown Castle International	100	8,053
Equity Residential	100	6,158
HCP	100	3,971
Health Care REIT	100	6,237
Host Hotels & Resorts	200	4,266
Prologis	200	7,540
Simon Property Group	100	16,442
Ventas	100	6,195
Vornado Realty Trust	100	9,996
Weyerhaeuser	200	6,372

		96,169

Semiconductors & Semiconductor Equipment–1.89%
Broadcom Class A	1,400	56,588
Intel	1,800	62,676
Lam Research	500	37,350
†Micron Technology	600	20,556
NVIDIA	1,000	18,450

		195,620

Software–1.56%
†Autodesk	400	22,040
†Electronic Arts	1,200	42,732
Microsoft	1,500	69,540
Oracle	700	26,796

		161,108

Specialty Retail–0.33%
Home Depot	200	18,348
Lowe’s	300	15,876

		34,224

Technology Hardware, Storage & Peripherals–2.45%
Apple	1,600	161,200
EMC	200	5,852
Hewlett-Packard	900	31,923
NetApp	600	25,776
Western Digital	300	29,196

		253,947

Tobacco–0.54%
Altria Group	500	22,970

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Tobacco (continued)
Philip Morris International	400	$33,360

		56,330

Total U.S. Markets (Cost $4,032,005)		4,224,521

§DEVELOPED MARKETS–35.83%
Aerospace & Defense–0.31%
Thales	600	31,963

		31,963

Air Freight & Logistics–0.21%
Deutsche Post	682	21,872

		21,872

Airlines–0.57%
easyJet	2,037	46,990
Japan Airlines	400	10,942
†Qantas Airways	829	1,009

		58,941

Auto Components–0.63%
Bridgestone	200	6,606
Delphi Automotive	300	18,402
Magna International	200	18,985
Michelin Class B	156	14,715
NHK Spring	500	4,901
Pirelli & C	117	1,620

		65,229

Automobiles–0.61%
†Fiat	2,957	28,535
Fuji Heavy Industries	100	3,306
Mitsubishi Motors	700	8,496
†Peugeot	713	9,145
Suzuki Motor	400	13,260

		62,742

Banks–4.33%
Australia & New Zealand Banking Group	660	17,868
Banco de Sabadell	4,657	13,788
Banco Santander	5,119	49,211
Bank of Montreal	100	7,361
Bank of Nova Scotia	200	12,371
Bank of Queensland	87	887
CaixaBank	3,541	21,563
Canadian Imperial Bank of Commerce	200	17,965
†Commerzbank	1,488	22,253
Commonwealth Bank of Australia	15	989
DBS Group Holdings	1,000	14,440
Fukuoka Financial Group	2,000	9,538
HSBC Holdings	909	9,226

LVIP AQR Enhanced Global Strategies Fund–3

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Banks (continued)
†Lloyds Banking Group	9,172	$11,430
Mitsubishi UFJ Financial Group	4,000	22,622
National Australia Bank	444	12,650
National Bank of Canada	100	4,557
Natixis	3,213	22,110
Resona Holdings	4,800	27,067
Royal Bank of Canada	200	14,297
Skandinaviska Enskilda Banken Class A	1,276	17,046
Societe Generale	406	20,728
Sumitomo Mitsui Financial Group	300	12,231
Toronto-Dominion Bank	300	14,806
UniCredit	4,179	33,043
Unione di Banche Italiane SCPA	1,118	9,405
United Overseas Bank	1,000	17,560
Westpac Banking	394	11,087

		448,099

Building Products–0.22%
Cie de Saint-Gobain	248	11,351
TOTO	1,000	10,997

		22,348

Capital Markets–0.44%
3i Group	2,298	14,279
Ci Financial	100	3,016
Daiwa Securities Group	1,000	7,923
Macquarie Group	247	12,454
†Mediobanca	294	2,529
Nomura Holdings	900	5,366

		45,567

Chemicals–1.32%
Asahi Kasei	2,000	16,239
Givaudan	7	11,204
Hitachi Chemical	200	3,556
Kaneka	1,000	5,590
LyondellBasell Industries Class A	700	76,062
Sika Bearer Shares	7	24,285

		136,936

Commercial Services & Supplies–0.36%
BIC	171	22,053
Secom	100	5,957
Securitas Class B	869	9,652

		37,662

Communications Equipment–0.21%
Ericsson Class B	1,753	22,252

		22,252

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Construction & Engineering–0.38%
ACS Actividades de Construccion y Servicios	132	$5,072
Leighton Holdings	374	6,320
Taisei	5,000	28,222

		39,614

Diversified Financial Services–0.34%
ASX	46	1,444
Deutsche Boerse	52	3,503
Hong Kong Exchanges & Clearing	300	6,456
†ING Groep	1,038	14,829
Investor Class B	123	4,350
ORIX	300	4,139

		34,721

Diversified Telecommunication Services–2.15%
Belgacom	1,036	36,064
BT Group	8,914	54,854
Deutsche Telekom	363	5,502
Nippon Telegraph & Telephone	100	6,220
Orange	3,709	55,773
PCCW	1,000	628
TDC	1,281	9,729
Telefonica Deutschland Holding	736	3,849
Telstra	6,364	29,532
Tpg Telecom	2,252	13,487
Vivendi	287	6,931

		222,569

Electric Utilities–1.27%
CLP Holdings	500	4,015
Enel	4,991	26,490
Fortum	661	16,122
Iberdrola	6,040	43,257
Power Assets Holdings	500	4,421
Red Electrica	338	29,270
†Tokyo Electric Power	2,200	7,703

		131,278

Electrical Equipment–0.56%
†ABB	524	11,790
Mabuchi Motor	100	8,717
Mitsubishi Electric	1,000	13,318
†OSRAM Licht	648	24,141

		57,966

Electronic Equipment, Instruments & Components–0.95%
FUJIFILM Holdings	500	15,365
Hitachi High-Technologies	600	17,234
HOYA	200	6,719
†Japan Display	1,200	5,789
Omron	200	9,082

LVIP AQR Enhanced Global Strategies Fund–4

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Electronic Equipment, Instruments & Components (continued)
TDK	100	$5,581
TE Connectivity	700	38,703

		98,473

Food & Staples Retailing–0.15%
Alimentation Couche Tard Class B	200	6,395
Koninklijke Ahold	302	4,890
Seven & I Holdings	100	3,879

		15,164

Food Products–1.18%
†Aryzta	406	35,022
Associated British Foods	971	42,170
MEIJI Holdings	100	7,906
Nestle	137	10,081
Tate & Lyle	1,447	13,875
Unilever	316	13,242

		122,296

Gas Utilities–0.58%
Gas Natural	611	17,990
Snam	4,503	24,912
Tokyo Gas	3,000	16,865

		59,767

Health Care Equipment & Supplies–0.11%
Coloplast Class B	67	5,616
Sonova Holding	38	6,074

		11,690

Health Care Providers & Services–0.24%
Alfresa Holdings	400	5,767
Medipal Holdings	100	1,216
Sonic Healthcare	611	9,383
Suzuken	300	8,645

		25,011

Hotels, Restaurants & Leisure–0.10%
MGM China Holdings	1,200	3,454
SJM Holdings	1,000	1,906
Whitbread	81	5,455

		10,815

Household Durables–1.04%
Husqvarna Class B	5,442	38,537
Panasonic	1,500	17,843
Persimmon	1,776	38,407
Sekisui Chemical	1,000	11,471
Sekisui House	100	1,178

		107,436

Insurance–2.64%
Aegon	618	5,099

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance (continued)
AIA Group	3,000	$15,512
Aon	100	8,767
Axis Capital Holdings	200	9,466
CNP Assurances	893	16,818
Delta Lloyd	282	6,802
Direct Line Insurance Group	4,209	20,074
Everest Re Group	100	16,201
Great-West Lifeco Class A	100	2,876
Manulife Financial	800	15,388
Muenchener Rueckversicherungs	81	16,017
PartnerRe	600	65,934
Power Corp of Canada	100	2,775
Resolution	542	2,707
Swiss Life Holding	212	50,677
Swiss Re	231	18,426

		273,539

Internet Software & Services–0.25%
United Internet	613	26,089

		26,089

IT Services–0.28%
Computershare	114	1,214
Fujitsu	2,000	12,310
NTT Data	100	3,602
Otsuka	300	11,927

		29,053

Leisure Products–0.20%
Namco Bandai Holdings	600	15,401
Yamaha	400	5,227

		20,628

Machinery–0.75%
Amada	200	1,906
Ingersoll-Rand	100	5,636
JTEKT	300	5,017
Kawasaki Heavy Industries	2,000	7,988
Kurita Water Industries	100	2,231
Metso	359	12,787
Sumitomo Heavy Industries	2,000	11,252
THK	200	4,979
Wartsila	329	14,723
Weir Group	270	10,951

		77,470

Marine–0.07%
A.P. Moller-Maersk Class B	3	7,127

		7,127

Media–1.01%
British Sky Broadcasting Group	1,090	15,585
Hakuhodo DY Holdings	1,300	13,158

LVIP AQR Enhanced Global Strategies Fund–5

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Media (continued)
ITV	11,718	$39,474
Lagardere	781	20,904
Reed Elsevier	687	15,593

		104,714

Metals & Mining–0.85%
Agnico Eagle Mines Class A	500	14,462
†Alumina	586	870
Anglo American	212	4,756
BHP Billiton	1,228	35,449
Kobe Steel	8,000	12,985
Maruichi Steel Tube	100	2,456
†Newcrest Mining	183	1,690
Rio Tinto	313	15,382

		88,050

Multiline Retail–0.21%
Next	200	21,415

		21,415

Multi-Utilities–0.56%
E.ON	588	10,765
GDF Suez	1,898	47,612

		58,377

Oil, Gas & Consumable Fuels–2.19%
BP	4,564	33,549
Caltex Australia	427	10,464
Canadian Natural Resources	400	15,541
Cenovus Energy	300	8,072
Crescent Point Energy	100	3,609
Encana	1,000	21,235
Enerplus	1,100	20,883
Imperial Oil	100	4,725
JX Holdings	500	2,305
Royal Dutch Shell Class A	1,084	41,445
Royal Dutch Shell Class B	473	18,686
Suncor Energy	600	21,715
Total	193	12,542
Vermilion Energy	200	12,177

		226,948

Paper & Forest Products–0.01%
UPM-Kymmene	62	886

		886

Pharmaceuticals–3.89%
Astellas Pharma	800	11,913
AstraZeneca	376	27,072
Bayer	78	10,926
GlaxoSmithKline	1,202	27,533
Merck	544	50,181
Mitsubishi Tanabe Pharma	600	8,803

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Novartis	654	$61,759
Novo Nordisk Class B	362	17,322
Orion Class B	1,067	41,780
Otsuka Holdings	700	24,128
Roche Holding	257	76,213
Sanofi	247	27,941
Shionogi	400	9,177
Shire	96	8,310

		403,058

Professional Services–0.11%
Adecco	170	11,548

		11,548

Real Estate Investment Trusts–0.42%
Ascendas Real Estate Investment Trust	1,000	1,764
British Land	312	3,553
CapitaCommercial Trust	1,000	1,250
CapitaMall Trust	1,000	1,497
CFS Retail Property Trust Group	508	887
Dexus Property Group	1,315	1,278
Federation Centres	340	768
Goodman Group	408	1,847
GPT Group	406	1,376
H&R Real Estate Investment Trust	100	1,952
Japan Retail Fund Investment	1	2,015
Land Securities Group	258	4,346
Link REIT	500	2,882
Mirvac Group	879	1,324
RioCan REIT	100	2,292
Stockland	553	1,912
Unibail-Rodamco	32	8,233
United Urban Investment	1	1,535
†Westfield	470	3,066

		43,777

Real Estate Management & Development–0.78%
Brookfield Asset Management	100	4,490
Cheung Kong Holdings	1,000	16,472
Daiwa House Industry	200	3,588
Henderson Land Development	1,000	6,478
Hulic	100	1,058
Hysan Development	1,000	4,623
Lend Lease Group	1,812	22,750
New World Development	1,000	1,164
†Scentre Group	1,243	3,570
Sino Land	10,000	15,454
Tokyu Fudosan Holdings	100	686

		80,333

Road & Rail–0.39%
Canadian National Railway	100	7,100

LVIP AQR Enhanced Global Strategies Fund–6

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Road & Rail (continued)
Central Japan Railway	200	$27,019
ComfortDelGro	1,000	1,881
West Japan Railway	100	4,477

		40,477

Semiconductors & Semiconductor Equipment–0.72%
ASM Pacific Technology	100	990
Infineon Technologies	653	6,758
Marvell Technology Group	3,100	41,788
Rohm	300	18,876
Tokyo Electron	100	6,527

		74,939

Software–0.05%
Open Text	100	5,532

		5,532

Specialty Retail–0.30%
Kingfisher	4,154	21,812
Shimamura	100	9,192

		31,004

Technology Hardware, Storage & Peripherals–0.23%
Brother Industries	100	1,850
Canon	100	3,256
Konica Minolta Holdings	1,700	18,354

		23,460

Textiles, Apparel & Luxury Goods–0.66%
Pandora	712	55,827
Yue Yuen Industrial Holdings	4,000	12,132

		67,959

Trading Companies & Distributors–0.52%
Finning International	400	11,284
ITOCHU	400	4,888
Marubeni	2,000	13,693
Mitsubishi	200	4,096
Travis Perkins	747	20,150

		54,111

Transportation Infrastructure–0.07%
Aeroports de Paris	61	7,302

		7,302

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Wireless Telecommunication Services–0.41%
NTT DOCOMO	200	$ 3,338
SoftBank	100	7,011
Vodafone Group	9,554	31,657

		42,006

Total Developed Markets (Cost $3,809,179)		3,710,213

Total Common Stock (Cost $7,841,184)		7,934,734

PREFERRED STOCK–0.19%

Henkel 1.52%	200	19,972

Total Preferred Stock (Cost $22,923)		19,972

RIGHTS–0.00%

†Fiat	3,745	0

Total Rights (Cost $0)		0

INVESTMENT COMPANIES–10.33%
AQR Managed Futures Strategy Fund	25,521	270,011
AQR Style Premia Alternative Fund	77,139	799,930

Total Investment Companies (Cost $1,048,216)		1,069,941

MONEY MARKET FUND–12.79%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,324,810	1,324,810

Total Money Market Fund (Cost $1,324,810)		1,324,810

TOTAL VALUE OF SECURITIES–99.94% (Cost $10,237,133)	$10,349,457
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	5,959

NET ASSETS APPLICABLE TO 1,015,791 SHARES OUTSTANDING–100.00%	$10,355,416

†	Non-income producing for the period.

«	Includes $11,800 cash and $6,940 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

LVIP AQR Enhanced Global Strategies Fund–7

LVIP AQR Enhanced Global Strategies Fund

Schedule of Investments (continued)

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3)	10 Yr Mini JGB	$(398,600)	$(398,878)	12/11/14	$(278)
1	E-mini S&P 500 Index	99,447	98,275	12/22/14	(1,172)
1	Euro-Bund	188,993	189,086	12/9/14	93
1	Long Gilt	183,768	183,411	12/30/14	(357)
6	U.S. Treasury 10 yr Notes	753,174	747,844	12/22/14	(5,330)

		$826,782			$(7,044)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

REIT–Real Estate Investment Trust

yr–Year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Common Stock	$7,934,734
Preferred Stock	19,972
Investment Companies	1,069,941
Money Market Fund	1,324,810

Total	$10,349,457

Futures Contracts	$(7,044)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP AQR Enhanced Global Strategies Fund–8

LVIP Baron Growth Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.84%
Beverages–1.21%
†Boston Beer Class A	30,600	$ 6,785,856

		6,785,856

Biotechnology–0.14%
†ACADIA Pharmaceuticals	31,000	767,560

		767,560

Building Products–1.21%
†Masonite International	60,000	3,322,800
†Trex	100,000	3,457,000

		6,779,800

Capital Markets–5.24%
Artisan Partners Asset Management	145,636	7,580,354
Carlyle Group	166,000	5,056,360
Cohen & Steers	215,000	8,264,600
Financial Engines	124,500	4,259,767
Oaktree Capital Group	81,000	4,139,100

		29,300,181

Commercial Services & Supplies–1.13%
†Copart	201,500	6,309,973

		6,309,973

Construction & Engineering–0.41%
Badger Daylighting	91,235	2,274,663

		2,274,663

Construction Materials–2.05%
CaesarStone Sdot-Yam	221,648	11,454,769

		11,454,769

Distributors–1.10%
†LKQ	231,000	6,142,290

		6,142,290

Diversified Consumer Services–2.70%
†Bright Horizons Family Solutions	165,000	6,939,900
DeVry Education Group	123,500	5,287,035
Nord Anglia Education	169,083	2,874,411

		15,101,346

Diversified Financial Services–1.05%
†MSCI Class A	125,000	5,877,500

		5,877,500

Diversified Telecommunication Services–0.82%
†Iridium Communications	519,673	4,599,106

		4,599,106

Electric Utilities–1.61%
ITC Holdings	253,260	9,023,654

		9,023,654

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–1.63%
†Generac Holdings	224,500	$ 9,101,230

		9,101,230

Energy Equipment & Services–2.61%
Core Laboratories	41,500	6,073,525
Helmerich & Payne	66,000	6,459,420
†SEACOR Holdings	27,625	2,066,350

		14,599,295

Food & Staples Retailing–1.82%
†United Natural Foods	165,792	10,189,576

		10,189,576

Food Products–2.58%
†TreeHouse Foods	179,000	14,409,500

		14,409,500

Health Care Equipment & Supplies–2.87%
†Edwards Lifesciences	34,000	3,473,100
†IDEXX Laboratories	66,300	7,812,129
†Neogen	32,550	1,285,725
West Pharmaceutical Services	76,910	3,442,492

		16,013,446

Health Care Providers & Services–2.49%
†Brookdale Senior Living	32,500	1,047,150
†Community Health Systems	235,000	12,875,650

		13,922,800

Hotels, Restaurants & Leisure–12.55%
Choice Hotels International	310,000	16,120,000
ClubCorp Holdings	22,275	441,713
†Diamond Resorts International	18,116	412,320
Gaming and Leisure Properties	205,112	6,337,961
Interval Leisure Group	225,000	4,286,250
†Marriott Vacations Worldwide	101,000	6,404,410
†Panera Bread Class A	36,000	5,857,920
†Penn National Gaming	156,600	1,755,486
†Pinnacle Entertainment	330,000	8,279,700
Vail Resorts	233,300	20,241,108

		70,136,868

Household Products–1.04%
Church & Dwight	82,800	5,809,248

		5,809,248

Insurance–3.98%
†Arch Capital Group	230,000	12,585,600
Primerica	200,000	9,644,000

		22,229,600

Internet & Catalog Retail–0.57%
†AO World	1,050,000	3,200,051

		3,200,051

LVIP Baron Growth Opportunities Fund–1

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services–3.47%
†Benefitfocus	148,408	$ 3,998,111
†CoStar Group	87,351	13,586,575
†Shutterstock	25,000	1,784,500

		19,369,186

IT Services–5.02%
Booz Allen Hamilton Holding	277,500	6,493,500
†Gartner	174,900	12,849,903
MAXIMUS	216,500	8,688,145

		28,031,548

Life Sciences Tools & Services–2.56%
†Mettler-Toledo International	38,000	9,732,940
Techne	48,600	4,546,530

		14,279,470

Machinery–4.75%
†Colfax	166,390	9,479,238
†Middleby	160,200	14,118,426
Valmont Industries	21,800	2,941,474

		26,539,138

Media–2.93%
†DreamWorks Animation SKG Class A	150,000	4,090,500
†Manchester United Class A	396,063	6,527,118
Morningstar	85,000	5,771,500

		16,389,118

Oil, Gas & Consumable Fuels–4.92%
Atlas Energy	113,662	5,001,128
MPLX	5,000	294,700
†Oasis Petroleum	11,960	500,048
†RSP Permian	83,500	2,134,260
SM Energy	30,000	2,340,000
Susser Petroleum Partners	53,000	2,915,000
Targa Resources	105,000	14,297,850

		27,482,986

Professional Services–0.45%
†Advisory Board	30,905	1,439,864
†IHS Class A	8,700	1,089,153

		2,529,017

Real Estate Investment Trusts–4.02%
Alexander’s	11,600	4,337,356
Alexandria Real Estate Equities	34,000	2,507,500
American Assets Trust	100,000	3,297,000
American Campus Communities	38,000	1,385,100
Douglas Emmett	270,000	6,930,900
LaSalle Hotel Properties	117,100	4,009,504

		22,467,360

Road & Rail–4.07%
†Genesee & Wyoming Class A	194,400	18,528,264

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
Landstar System	58,300	$ 4,208,677

		22,736,941

Software–8.20%
Advent Software	139,821	4,412,751
†ANSYS	126,300	9,557,121
†Bottomline Technologies	67,500	1,862,325
†Concur Technologies	60,000	7,609,200
FactSet Research Systems	50,900	6,185,877
†Guidewire Software	95,000	4,212,300
Pegasystems	191,989	3,668,910
†SS&C Technologies Holdings	190,000	8,339,100

		45,847,584

Specialty Retail–2.13%
†Container Store Group	76,500	1,665,405
Dick’s Sporting Goods	233,300	10,237,204

		11,902,609

Textiles, Apparel & Luxury Goods–3.39%
†Under Armour Class A	274,000	18,933,400

		18,933,400

Trading Companies & Distributors–2.12%
Air Lease	225,000	7,312,500
MSC Industrial Direct Class A	53,400	4,563,564

		11,876,064

Total Common Stock (Cost $270,522,617)		552,412,733

CONEVERTIABLE PREFERRED STOCK–0.18%
Diversified Telecommunication Services–0.18%
Iridium Communications 6.75% exercise price $7.47	2,926	997,283

Total Convertible Preferred Stock (Cost $731,500)		997,283

MONEY MARKET FUND–1.27%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	7,137,137	7,137,137

Total Money Market Fund (Cost $7,137,137)		7,137,137

LVIP Baron Growth Opportunities Fund–2

LVIP Baron Growth Opportunities Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–100.29% (Cost $278,391,254)	$560,547,153
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.29%)	(1,642,185)

NET ASSETS APPLICABLE TO 12,631,934 SHARES OUTSTANDING–100.00%	$558,904,968

†	Non-income producing for the period.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Common Stock	$552,412,733
Convertible Preferred Stock	997,283
Money Market Fund	7,137,137

Total	$560,547,153

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Baron Growth Opportunities Fund–3

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–78.46%
Brazil–5.68%
AES Tiete	6,100	$40,652
All America Latina Logistica	26,400	68,497
AMBEV	295,500	1,945,127
Arteris	5,857	37,572
Banco Bradesco	52,530	757,879
Banco do Brasil	73,400	763,571
BB Seguridade Participacoes	34,800	459,137
BM&FBovespa	85,900	394,156
BR Malls Participacoes	22,300	175,309
BR Properties	9,300	49,019
Bradespar	1,800	11,260
BRF	26,300	627,572
CCR	49,200	339,740
Centrais Eletricas Brasileiras	10,800	28,992
CETIP	10,715	133,095
Cia de Saneamento Basico do Estadode Sao Paulo	16,900	137,070
Cia de Saneamento de Minas Gerais	4,000	52,349
=Cia de Transmissao de Energia Eletrica Paulista NVDR	115	1,672
Cia Energetica de Minas Gerais	6,582	41,470
Cia Paranaense de Energia	1,000	9,553
Cia Siderurgica Nacional	46,800	167,129
Cielo	34,460	560,816
Cosan Class A	9,592	103,210
Cosan Industria e Comercio	8,300	132,263
CPFL Energia	16,200	126,693
†CPFL Energias Renovaveis	4,300	24,721
Cyrela Brazil Realty	7,800	39,360
Duratex	13,200	48,433
EcoRodovias Infraestrutura e Logistica	8,600	41,956
Embraer	37,000	364,195
Energias do Brasil	12,600	51,123
Estacio Participacoes	18,200	189,407
†Fibria Celulose	9,800	107,594
@Gerdau	7,300	29,440
Grupo BTG Pactual	13,400	174,823
Guararapes Confeccoes	200	8,172
†Hypermarcas	21,600	155,685
Itau Unibanco Holding	16,731	214,589
Itausa - Investimentos Itau	55,177	214,180
JBS	56,100	211,343
Klabin	26,600	128,902
Kroton Educacional	77,772	488,736
Localiza Rent a Car	6,730	96,740
Lojas Americanas	7,350	34,567
Lojas Renner	5,900	170,631
M Dias Branco	1,700	68,190
Metalurgica Gerdau	1,409	6,621
Multiplan Empreendimentos Imobiliarios	5,300	108,365
Multiplus	1,800	21,579

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Brazil (continued)
Natura Cosmeticos	9,000	$136,798
Odontoprev	9,900	35,840
Oi	35,700	25,381
Petroleo Brasileiro	142,400	1,012,405
Porto Seguro	3,100	36,100
†Qualicorp	10,000	98,962
Raia Drogasil	7,600	66,019
Souza Cruz	19,400	156,078
Sul America	8,357	51,561
Telefonica Brasil	1,700	28,118
Tim Participacoes	36,400	190,820
Totvs	6,300	95,630
Tractebel Energia	11,500	162,534
Transmissora Alianca de Energia Eletrica	5,800	46,852
Ultrapar Participacoes	19,700	417,842
†Usinas Siderurgicas de Minas Gerais	8,800	23,695
Vale	77,600	853,873
†Via Varejo	4,600	45,654
WEG	17,020	199,102

		13,846,419

☐China–14.62%
58.com ADR	1,371	51,070
AAC Technologies Holdings	32,500	188,767
Agile Property Holdings	88,000	54,059
Agricultural Bank of China	1,177,000	521,437
Air China	88,000	55,646
†Aluminum Corp of China	206,000	83,834
Angang Steel	56,000	35,339
Anhui Conch Cement	55,500	177,260
ANTA Sports Products	57,000	116,131
†Autohome ADR	2,168	91,078
AviChina Industry & Technology	100,000	71,476
†Baidu ADR	14,347	3,130,946
Bank of China	4,125,000	1,848,716
Bank of Communications	436,000	303,774
Baoxin Auto Group	42,500	31,855
BBMG	42,000	29,100
Beijing Capital International Airport	50,000	38,249
Biostime International Holdings	8,500	26,436
†BOE Technology Group Class B	86,700	28,584
BYD	30,000	199,167
China BlueChemical	122,000	52,949
†China Cinda Asset Management	189,000	83,244
China CITIC Bank	364,000	220,795
China Coal Energy	188,000	109,921
China Communications Construction	211,000	152,173
China Communications Services	154,000	71,597
China Construction Bank	4,574,000	3,204,513
†China COSCO Holdings	64,000	26,540
†China Eastern Airlines	94,000	30,265

LVIP BlackRock Emerging Markets RPM Fund–1

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
China Galaxy Securities	73,000	$50,861
China Hongqiao Group	71,000	53,308
China Huishan Dairy Holdings	239,000	52,941
China International Marine Containers Group	29,300	60,450
China Life Insurance	360,000	999,118
China Longyuan Power Group	134,000	130,983
China Merchants Bank	204,582	349,891
China Merchants Property Development Class B	16,350	26,763
China Minsheng Banking	315,300	288,303
China Molybdenum	96,000	58,479
China National Building Material	120,000	108,798
China Oilfield Services	102,000	269,290
China Pacific Insurance Group	117,000	411,354
China Petroleum & Chemical	1,232,000	1,078,913
China Railway Construction	105,500	95,923
China Railway Group	171,000	90,732
China Shenhua Energy	166,000	462,842
†China Shipping Container Lines	192,000	51,679
†China Shipping Development	68,000	42,649
China Southern Airlines	78,000	25,515
China Telecom	638,000	391,106
†China Vanke Class B	77,900	137,644
Chongqing Changan Automobile Class B	44,900	96,452
Chongqing Rural Commercial Bank	74,000	33,546
CNOOC	828,000	1,420,370
Country Garden Holdings	266,000	100,373
CSG Holding Class B	38,400	28,881
CSR	106,000	93,238
†Ctrip.com International ADR	7,941	450,731
Datang International Power Generation	168,000	87,626
Dongfang Electric	13,400	24,126
Dongfeng Motor Group	126,000	207,056
ENN Energy Holdings	36,000	235,523
Evergrande Real Estate Group	291,000	109,432
†FIH Mobile	112,000	58,273
Fosun International	56,000	67,216
Golden Eagle Retail Group	17,000	19,770
Great Wall Motor	47,000	182,495
Greentown China Holdings	39,500	36,983
Guangdong Electric Power Development Class B	31,700	20,943
Guangshen Railway	98,000	38,746
Guangzhou Automobile Group	104,000	100,587
Guangzhou Baiyunshan Pharmaceutical Holdings	12,000	41,108
Guangzhou R&F Properties	56,800	57,423
Haitong Securities	71,200	109,851
Hengan International Group	40,500	398,227

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Huadian Fuxin Energy	86,000	$50,394
Huadian Power International	60,000	42,267
Huaneng Power International	180,000	196,578
Huaneng Renewables	150,000	49,260
Industrial & Commercial Bank of China	3,843,000	2,395,426
Inner Mongolia Yitai Coal	13,600	19,687
Inner Mongolia Yitai Coal Class B	57,200	97,297
Intime Retail Group	29,000	24,650
†JD.com ADR	11,878	306,631
Jiangsu Expressway	52,000	54,847
Jiangxi Copper	80,000	131,670
†Jumei International Holding ADR	2,207	51,820
Kingsoft	29,000	68,944
Lenovo Group	366,000	544,886
Longfor Properties	63,500	72,620
†Luye Pharma Group	40,000	51,257
Metallurgical Corp of China	160,000	43,890
Mindray Medical International ADR	6,678	201,408
NetEase ADR	4,483	384,014
New China Life Insurance	29,600	103,116
†New Oriental Education & Technology Group ADR	9,169	212,721
People’s Insurance Group of China	229,000	93,489
PetroChina	1,034,000	1,324,984
PICC Property & Casualty	134,000	237,460
Ping An Insurance Group of China	89,500	671,983
†Qihoo 360 Technology ADR	4,572	308,473
Shandong Weigao Group Medical Polymer	96,000	94,951
Shanghai Electric Group	162,000	86,165
Shanghai Fosun Pharmaceutical Group	17,000	54,843
Shanghai Lujiazui Finance & Trade Zone Development Class B	25,700	42,122
Shanghai Pharmaceuticals Holding	38,800	94,841
†Shanghai Zhenhua Heavy Industries Class B	107,200	49,205
Shenzhou International Group Holdings	18,000	57,953
Shui On Land	95,500	21,400
Sihuan Pharmaceutical Holdings Group	218,000	163,398
†SINA	4,837	198,994
Sino-Ocean Land Holdings	270,000	142,218
Sinopec Shanghai Petrochemical	234,000	77,148
†Sinopec Yizheng Chemical Fibre	162,000	75,525
Sinopharm Group	43,200	158,004
SOHO China	119,000	86,129
†Sohu.com	2,791	140,192
SouFun Holdings ADR	9,124	90,784
Sun Art Retail Group	183,500	207,490
Tencent Holdings	244,500	3,636,870

LVIP BlackRock Emerging Markets RPM Fund–2

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
☐China (continued)
Tingyi Cayman Islands Holding	104,000	$273,231
Tsingtao Brewery	18,000	128,193
@Uni-President China Holdings	90,000	89,944
†Vipshop Holdings ADR	1,702	321,695
Want Want China Holdings	316,000	393,939
†Weibo ADR	2,785	52,052
Weichai Power	25,000	90,311
Weifu High-Technology Group Class B	3,900	13,591
Xinjiang Goldwind Science & Technology	21,200	36,367
Yantai Changyu Pioneer Wine Class B	12,600	40,730
Yanzhou Coal Mining	104,000	85,318
†Youku Tudou ADR	9,717	174,129
YY ADR	1,570	117,577
Zhejiang Expressway	52,000	52,838
Zhongsheng Group Holdings	37,000	39,645
Zhuzhou CSR Times Electric	28,000	108,180
Zijin Mining Group	282,000	68,640
Zoomlion Heavy Industry Science & Technology	59,800	34,887
ZTE	17,600	39,031

		35,669,741

Colombia–0.86%
Almacenes Exito	11,594	171,191
Banco de Bogota	5,154	184,475
Bancolombia	11,538	158,171
Celsia	19,947	59,890
Cementos Argos	25,213	134,470
†Cemex Latam Holdings	9,618	85,684
Corp Financiera Colombiana	3,044	60,369
Ecopetrol	224,695	352,855
Empresa de Energia de Bogota	112,169	89,181
Grupo Argos	16,469	186,242
Grupo de Inversiones Suramericana	12,912	261,429
Grupo Nutresa	12,391	169,619
Interconexion Electrica	23,598	109,425
Isagen	50,532	68,749

		2,091,750

Cyprus–0.05%
Globaltrans Investment GDR	4,648	39,043
QIWI ADR	2,224	70,256

		109,299

Czech Republic–0.22%
CEZ	9,729	295,902
Komercni Banka	646	153,709
O2 Czech Republic	5,448	78,343

		527,954

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Egypt–0.00%
Commercial International Bank Egypt	1	$4

		4

Greece–0.40%
†Alpha Bank	126,258	97,919
†Eurobank Ergasias	485,416	191,296
†Hellenic Petroleum	5,309	34,736
†Hellenic Telecommunications Organization	12,102	158,975
†National Bank of Greece	73,666	215,870
OPAP	11,724	153,269
†Piraeus Bank	43,790	74,117
†Public Power	4,630	54,973

		981,155

■Hong Kong–4.56%
ASM Pacific Technology	13,900	137,571
Beijing Enterprises Holdings	28,000	239,979
Beijing Enterprises Water Group	178,000	120,350
Beijing Jingneng Clean Energy	68,000	29,162
Belle International Holdings	288,000	323,798
BOC Hong Kong Holdings	204,500	651,832
Brilliance China Automotive Holdings	126,000	220,038
China Agri-Industries Holdings	139,100	52,846
China Everbright	44,000	82,505
China Everbright International	110,000	145,631
China Gas Holdings	130,000	215,638
China Mengniu Dairy	77,000	317,327
China Merchants Holdings International	72,000	222,541
China Mobile	274,500	3,172,808
China Overseas Land & Investment	202,000	519,773
China Resources Cement Holdings	112,000	76,736
China Resources Enterprise	56,000	132,556
China Resources Gas Group	36,000	97,362
China Resources Land	106,000	218,420
China Resources Power Holdings	102,000	275,202
China State Construction International Holdings	70,000	104,033
†China Taiping Insurance Holdings	51,400	111,474
China Unicom Hong Kong	250,000	373,478
Chow Tai Fook Jewelry Group	56,000	72,841
CITIC	279,000	465,668
†Citic 21CN	190,000	115,495
COSCO Pacific	68,000	90,201
CSPC Pharmaceutical Group	82,000	67,903
Far East Horizon	108,000	96,666
Franshion Properties China	264,000	64,259
†GCL-Poly Energy Holdings	410,000	150,486
Geely Automobile Holdings	230,000	96,267
Guangdong Investment	108,000	126,153
Haier Electronics Group	66,000	172,972

LVIP BlackRock Emerging Markets RPM Fund–3

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
■Hong Kong (continued)
Haitian International Holdings	25,000	$56,794
Hanergy Solar Group	706,000	130,019
†Hopson Development Holdings	30,000	25,886
Kerry Properties	38,000	127,729
Kingboard Chemical Holdings	30,500	60,648
Kunlun Energy	192,000	276,940
Lee & Man Paper Manufacturing	67,000	33,997
New World China Land	128,000	72,532
Nine Dragons Paper Holdings	80,000	57,593
NWS Holdings	62,000	110,349
Shanghai Industrial Holdings	16,000	47,393
Shangri-La Asia	86,000	127,590
Shimao Property Holdings	76,500	154,875
†Shunfeng Photovoltaic International	40,000	36,111
Sino Biopharmaceutical	120,000	119,461
Sinopec Engineering Group	35,000	37,728
#†WH Group 144A	172,500	141,735
Yue Yuen Industrial Holdings	47,000	142,546

		11,119,897

Hungary–0.13%
MOL Hungarian Oil & Gas	2,218	108,633
OTP Bank	8,175	138,892
Richter Gedeon	4,959	77,601

		325,126

India–2.48%
Axis Bank GDR	17,328	529,856
Dr. Reddy’s Laboratories ADR	6,983	366,957
HDFC Bank ADR	14,727	685,984
ICICI Bank ADR	11,355	557,531
Infosys ADR	14,391	870,512
Larsen & Toubro GDR	8,973	211,763
Mahindra & Mahindra GDR	20,259	449,345
†Ranbaxy Laboratories GDR	30,419	311,491
#Reliance Industries GDR 144A	23,715	723,307
State Bank of India GDR	4,963	392,077
Tata Motors ADR	12,107	529,197
Wipro ADR	34,300	417,088

		6,045,108

Indonesia–2.15%
Adaro Energy	725,200	69,931
Astra Agro Lestari	17,000	32,089
Astra International	1,020,100	590,210
Bank Central Asia	593,500	636,850
Bank Danamon Indonesia	160,000	51,276
Bank Mandiri Persero	487,200	402,835
Bank Negara Indonesia Persero	333,100	151,036
Bank Rakyat Indonesia Persero	523,200	447,629
†Bank Tabungan Pensiunan Nasional	136,500	51,531
Bumi Serpong Damai	408,000	51,732
Charoen Pokphand Indonesia	422,000	146,843

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Indonesia (continued)
Global Mediacom	251,500	$40,145
Gudang Garam	24,500	113,955
Indo Tambangraya Megah	23,000	49,030
Indocement Tunggal Prakarsa	64,700	114,426
Indofood CBP Sukses Makmur	59,500	55,423
Indofood Sukses Makmur	204,000	117,193
Jasa Marga Persero	99,500	52,669
Kalbe Farma	1,394,800	194,597
Lippo Karawaci	883,500	68,157
Matahari Department Store	37,300	49,667
Mayora Indah	52,333	130,994
Media Nusantara Citra	228,500	59,914
Perusahaan Gas Negara Persero	579,600	285,400
Semen Indonesia Persero	137,400	173,935
Surya Citra Media	241,500	75,809
Tambang Batubara Bukit Asam Persero	47,000	50,915
Telekomunikasi Indonesia Persero	2,352,500	562,785
Tower Bersama Infrastructure	95,500	62,700
Unilever Indonesia	54,500	142,232
United Tractors	65,400	106,808
Vale Indonesia	139,500	42,932
XL Axiata	109,000	55,462

		5,237,110

Luxembourg–0.01%
O’Key Group GDR	2,545	18,579

		18,579

Malaysia–3.75%
AirAsia	106,500	82,148
AMMB Holdings	73,900	154,784
Astro Malaysia Holdings	57,000	58,216
Axiata Group	258,000	550,610
Batu Kawan	12,100	70,460
British American Tobacco Malaysia	8,000	171,951
Bumi Armada	145,350	84,197
CIMB Group Holdings	279,600	599,265
DiGi.com	205,200	365,982
Felda Global Ventures Holdings	136,300	146,689
Gamuda	93,200	136,959
Genting	90,800	262,711
Genting Malaysia	126,100	160,701
Hong Leong Bank	18,700	83,352
Hong Leong Financial Group	6,500	34,878
IHH Healthcare	144,600	223,954
IJM	42,800	84,426
IOI	204,200	299,452
IOI Properties Group	91,449	73,048
KLCCP Stapled Group	23,300	47,168
Kuala Lumpur Kepong	28,400	182,522
Lafarge Malaysia	26,900	84,473

LVIP BlackRock Emerging Markets RPM Fund–4

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Malaysia (continued)
Malayan Banking	251,700	$764,309
Malaysia Airports Holdings	18,400	42,017
Maxis	167,700	331,310
MISC	62,300	128,209
MMC	45,300	32,870
Nestle Malaysia	4,700	95,146
Petronas Chemicals Group	156,100	296,971
Petronas Dagangan	17,500	106,707
Petronas Gas	39,600	276,717
PPB Group	35,700	154,555
Public Bank	138,160	796,105
RHB Capital	34,900	93,953
Sapurakencana Petroleum	181,900	228,484
Sime Darby	172,700	481,770
SP Setia	50,500	52,963
Telekom Malaysia	101,200	203,634
Tenaga Nasional	181,800	686,184
@UEM Sunrise	73,400	40,728
UMW Holdings	24,800	92,698
Westports Holdings	38,200	35,521
YTL	288,200	147,615
†YTL Power International	204,120	102,060

		9,148,472

Mexico–4.67%
Alfa Class A	156,200	537,497
Alpek	17,877	32,942
America Movil	1,269,500	1,600,822
Arca Continental	45,500	312,461
†Cemex CPO	626,697	816,863
Coca-Cola Femsa	21,600	217,866
Compartamos	59,600	127,625
Concentradora Fibra Danhos	23,500	63,887
Controladora Comercial Mexicana	20,900	78,317
El Puerto de Liverpool	6,500	75,191
Fibra Uno Administracion	101,200	333,012
Fomento Economico Mexicano	93,200	857,376
Fresnillo	9,504	117,093
†Gruma Class B	9,900	106,035
Grupo Aeroportuario del Pacifico Class B	19,400	130,798
Grupo Aeroportuario del Sureste Class B	11,800	152,303
Grupo Bimbo Class A	124,500	361,093
Grupo Carso Class A1	27,500	160,666
Grupo Comercial Chedraui	20,300	71,714
Grupo Elektra	4,665	131,997
Grupo Financiero Banorte	138,200	885,341
Grupo Financiero Inbursa	108,800	311,181
Grupo Financiero Santander Mexico Class B	66,100	178,961
Grupo Lala	43,300	106,105

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Mexico (continued)
Grupo Mexico Class B	200,400	$673,622
Grupo Sanborns	19,200	32,148
Grupo Televisa CPO	145,900	990,525
†IDEAL Class B1	50,800	166,483
†Industrias CH Class B	9,300	50,150
Industrias Penoles	6,605	151,517
Infraestructura Energetica Nova	13,500	82,492
Kimberly-Clark de Mexico Class A	77,500	182,927
Megacable Holdings	10,300	48,907
Mexichem	55,300	230,327
†Minera Frisco	31,700	58,272
†OHL Mexico	22,700	61,628
Organizacion Soriana Class B	16,400	54,492
†Promotora y Operadora de Infraestructura	11,800	161,575
Wal-Mart de Mexico Series V	275,000	692,313

		11,404,524

Morocco–0.22%
Attijariwafa Bank	4,951	194,682
Banque Centrale Populaire	4,895	108,235
BMCE Bank	2,385	59,858
Douja Promotion Groupe Addoha	6,614	38,401
Maroc Telecom	10,485	142,150

		543,326

Peru–0.39%
Alicorp Class C	44,793	124,016
BBVA Banco Continental	19,816	33,123
Cia de Minas Buenaventura ADR	14,623	169,334
Credicorp	3,878	594,846
†Sociedad Minera Cerro Verde	1,206	29,547

		950,866

Philippines–1.21%
Aboitiz Equity Ventures	122,060	146,363
Aboitiz Power	132,000	119,666
Alliance Global Group	186,700	107,991
Ayala	7,660	126,105
Ayala Land	312,000	242,590
BDO Unibank	60,580	132,144
†Bloomberry Resorts	141,400	42,404
DMCI Holdings	49,000	86,063
Emperador	168,500	41,310
Energy Development	491,400	88,441
Globe Telecom	2,200	79,435
GT Capital Holdings	2,120	49,993
International Container Terminal Services	31,600	77,612
JG Summit Holdings	123,629	159,246
Jollibee Foods	18,580	81,016
LT Group	204,900	71,293
Manila Electric	9,920	56,011

LVIP BlackRock Emerging Markets RPM Fund–5

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Philippines (continued)
Megaworld	559,000	$62,553
Metro Pacific Investments	556,000	60,610
Metropolitan Bank & Trust	52,432	101,248
Petron	207,800	54,458
Philippine Long Distance Telephone	4,105	282,921
San Miguel	21,640	37,551
Semirara Mining & Power	17,100	46,792
SM Investments	14,212	254,045
SM Prime Holdings	419,500	163,134
†Travellers International Hotel Group	87,700	19,120
Universal Robina	40,190	167,198

		2,957,313

Poland–1.25%
Bank Handlowy w Warszawie	1,490	56,252
Bank Millennium	11,313	30,034
Bank Pekao	6,615	387,989
Bank Zachodni WBK	1,249	149,005
Cyfrowy Polsat	5,738	47,935
Enea	2,486	12,163
ING Bank Slaski	1,650	73,754
KGHM Polska Miedz	7,261	277,414
LPP	41	122,591
mBank	529	78,607
Orange Polska	50,001	175,932
PGE	42,120	266,764
Polski Koncern Naftowy Orlen	14,758	183,862
Polskie Gornictwo Naftowe i Gazownictwo	88,908	135,873
Powszechna Kasa Oszczednosci Bank Polski	41,557	497,780
Powszechny Zaklad Ubezpieczen	3,195	464,631
Tauron Polska Energia	50,376	81,703

		3,042,289

Republic of Korea–11.44%
Amorepacific	170	385,459
AMOREPACIFIC Group	151	167,325
BS Financial Group	8,958	143,505
†Celltrion	2,479	115,026
CJ	812	133,929
CJ CheilJedang	346	127,091
Coway	2,552	203,928
Daelim Industrial	1,371	98,119
†Daewoo Engineering & Construction	6,943	50,545
Daewoo International	2,500	88,985
†Daewoo Securities	13,036	132,838
Daewoo Shipbuilding & Marine Engineering	4,753	91,460
Dongbu Insurance	2,215	124,928
Doosan	454	44,541

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Doosan Heavy Industries & Construction	2,567	$63,387
†Doosan Infracore	6,520	68,602
E-Mart	910	198,829
GS Holdings	2,358	90,078
Halla Visteon Climate Control	1,630	79,109
Hana Financial Group	14,297	521,764
Hankook Tire	3,534	172,521
Hanwha	3,020	84,306
Hanwha Chemical	4,540	58,958
Hanwha Life Insurance	8,401	56,540
Hotel Shilla	1,595	180,674
Hyosung	1,206	86,425
Hyundai Department Store	560	85,198
Hyundai Development	2,510	101,594
Hyundai Engineering & Construction	3,386	193,541
Hyundai Glovis	851	259,749
Hyundai Heavy Industries	2,034	265,107
Hyundai Mipo Dockyard	565	66,411
Hyundai Mobis	3,641	886,997
Hyundai Motor	8,042	1,452,202
Hyundai Rotem	1,190	24,196
Hyundai Steel	3,198	224,932
Hyundai Wia	713	145,310
Industrial Bank of Korea	10,180	153,913
Kangwon Land	6,702	227,752
KB Financial Group	16,894	617,341
@KCC	192	130,857
KEPCO Engineering & Construction	430	26,413
Kia Motors	13,796	702,256
Korea Aerospace Industries	3,127	120,788
Korea Electric Power	13,109	598,942
†Korea Gas	2,017	105,157
Korea Investment Holdings	2,023	106,237
Korea Zinc	432	159,704
†Korean Air Lines	1,522	51,938
KT	7,153	232,568
KT&G	5,795	519,103
Kumho Petro Chemical	746	49,571
LG	5,680	413,502
LG Chem	2,242	542,994
†LG Display	12,056	388,553
LG Electronics	5,693	354,548
LG Household & Health Care	453	217,708
LG Uplus	16,646	194,870
Lotte Chemical	807	107,478
Lotte Shopping	521	156,060
LS	607	38,436
NAVER	1,446	1,106,140
NCSoft	684	87,206
†OCI	708	87,246
Orion	160	132,708

LVIP BlackRock Emerging Markets RPM Fund–6

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Republic of Korea (continued)
Paradise	2,735	$89,572
POSCO	3,411	1,062,148
Samsung C&T	6,341	454,410
Samsung Card	1,545	76,448
Samsung Electro-Mechanics	2,616	122,747
Samsung Electronics	5,685	6,380,437
†Samsung Engineering	1,333	76,067
Samsung Fire & Marine Insurance	1,819	487,101
Samsung Heavy Industries	7,569	181,162
Samsung Life Insurance	4,278	429,848
Samsung SDI	2,698	313,290
Samsung Securities	3,029	126,621
Samsung Techwin	1,482	49,590
Shinhan Financial Group	19,029	876,638
Shinsegae	325	67,622
SK C&C	667	153,322
SK Holdings	1,471	262,840
†SK Hynix	28,134	1,246,755
SK Innovation	3,448	265,067
S-Oil	2,993	121,428
†Woori Finance Holdings	13,762	170,239

		27,917,450

Russia–4.40%
Alrosa	73,300	65,705
Bashneft	2,065	65,438
E.ON Russia	530,000	33,590
Federal Grid Unified Energy System	12,310,000	17,546
Gazprom	573,688	1,997,585
†Inter RAO	94,700,000	21,186
†Lenta GDR	8,218	89,846
Lukoil	24,836	1,263,636
Magnit	2,731	684,067
†Magnitogorsk Iron & Steel Works	74,200	14,618
†Mail.ru Group GDR	6,561	184,430
MegaFon	5,251	135,241
MMC Norilsk Nickel	2,512	464,297
=Mobile Telesystems	54,150	374,640
Moscow Exchange	63,710	94,108
NovaTek	113,134	1,167,717
Novolipetsk Steel	30,100	43,793
=OTCPharm	2,532	27
PhosAgro	900	30,075
Polymetal International	9,179	76,781
Rosneft	57,980	339,650
†Rosseti	457,000	6,058
Rostelecom	63,400	167,963
RusHydro Management	7,627,000	135,502
Sberbank of Russia	459,260	875,762
Severstal	15,720	156,193
Sistema JSFC	152,500	50,559
Surgutneftegas	1,774,000	1,166,433

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Russia (continued)
Tatneft	73,200	$428,809
TMK	13,497	30,195
†United RUSAL	67,000	37,276
Uralkali	87,920	310,467
VTB Bank	210,920,000	202,593

		10,731,786

South Africa–6.13%
African Rainbow Minerals	7,982	101,341
†Anglo American Platinum	2,518	81,683
†AngloGold Ashanti	19,416	238,268
Aspen Pharmacare Holdings	15,374	458,415
Assore	2,410	45,914
Barclays Africa Group	19,685	268,850
Barloworld	10,517	86,203
Bidvest Group	16,095	407,606
Capitec Bank Holdings	2,677	58,022
Coronation Fund Managers	14,952	128,052
Discovery	15,193	132,378
Exxaro Resources	8,203	93,273
FirstRand	184,184	702,117
Foschini Group	9,393	97,548
Gold Fields	51,693	202,507
Growthpoint Properties	95,008	207,438
†Impala Platinum Holdings	25,352	195,442
Imperial Holdings	9,629	148,420
Kumba Iron Ore	6,311	149,050
Liberty Holdings	6,683	72,969
Life Healthcare Group Holdings	48,192	190,201
†Lonmin	9,377	28,126
Massmart Holdings	6,144	66,828
Mediclinic International	21,960	179,003
MMI Holdings	68,754	159,681
Mr Price Group	8,996	169,257
MTN Group	85,002	1,795,050
Naspers Class N	20,920	2,307,905
Nedbank Group	14,529	281,792
Netcare	70,033	196,162
Pick n Pay Stores	13,295	62,179
Rand Merchant Insurance Holdings	39,939	125,282
Redefine Properties	136,042	117,173
Remgro	24,364	492,276
RMB Holdings	33,786	169,749
Sanlam	94,192	545,022
Santam	3,100	57,834
Sasol	31,265	1,699,236
Shoprite Holdings	21,260	263,685
Standard Bank Group	62,496	723,517
Steinhoff International Holdings	124,745	597,786
Tiger Brands	8,958	250,381
Truworths International	17,934	107,983
Tsogo Sun Holdings	15,423	35,054

LVIP BlackRock Emerging Markets RPM Fund–7

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
South Africa (continued)
Vodacom Group	18,131	$208,858
Woolworths Holdings	42,005	260,209

		14,965,725

Taiwan–9.36%
Advanced Semiconductor Engineering	306,000	356,095
Advantech	18,690	132,098
Asia Cement	129,805	165,777
Asustek Computer	37,000	352,728
AU Optronics	370,000	156,295
Catcher Technology	35,000	324,458
Cathay Financial Holding	440,743	717,910
Chang Hwa Commercial Bank	134,803	82,646
Cheng Shin Rubber Industry	65,750	145,030
China Development Financial Holding	557,000	171,018
China Steel	638,885	546,055
Chunghwa Telecom	211,000	636,052
Compal Electronics	206,000	154,060
CTBC Financial Holding	801,346	538,709
Delta Electronics	113,000	713,215
E.Sun Financial Holding	279,146	169,304
Epistar	34,000	63,596
†Evergreen Marine Taiwan	44,000	25,819
Far Eastern New Century	180,071	181,432
Far EasTone Telecommunications	82,000	157,153
First Financial Holding	371,007	223,799
Formosa Chemicals & Fibre	240,070	554,797
Formosa Petrochemical	97,000	235,325
Formosa Plastics	277,560	657,859
Foxconn Technology	42,263	104,475
Fubon Financial Holding	449,000	689,293
Hon Hai Precision Industry	644,784	2,034,821
Hotai Motor	24,000	326,627
†HTC	42,000	182,249
Hua Nan Financial Holdings	354,186	206,667
Innolux	387,050	167,314
†Inotera Memories	93,000	138,185
Inventec	103,000	67,041
Largan Precision	5,000	358,317
Lite-On Technology	111,095	160,142
MediaTek	71,910	1,064,939
Mega Financial Holding	544,423	446,527
Nan Ya Plastics	290,800	636,663
Novatek Microelectronics	26,000	128,632
Pegatron	69,000	127,022
Pou Chen	135,000	150,000
President Chain Store	27,000	193,491
Quanta Computer	140,000	355,293
Shin Kong Financial Holding	469,368	142,415
Siliconware Precision Industries	144,000	197,633
SinoPac Financial Holdings	377,274	161,848
Synnex Technology International	75,000	103,550

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Taiwan (continued)
Taishin Financial Holding	540,078	$252,995
Taiwan Cement	188,000	279,961
Taiwan Cooperative Financial Holding	288,540	155,557
Taiwan Fertilizer	51,000	84,329
Taiwan Glass Industry	73,000	60,473
Taiwan Mobile	104,000	315,556
Taiwan Semiconductor Manufacturing	1,236,000	4,875,740
TPK Holding	14,000	83,991
Uni-President Enterprises	254,518	441,767
United Microelectronics	593,000	245,621
Wistron	115,416	117,806
Yuanta Financial Holding	538,125	265,348
Yulon Motor	26,000	38,889
Yulon Nissan Motor	1,000	10,043

		22,832,450

Thailand–2.33%
Advanced Info Service NVDR	68,700	476,569
Airports of Thailand - Foreign	20,200	148,845
Bangkok Bank NVDR	35,200	221,390
Bangkok Dusit Medical Services - Foreign	216,000	123,200
Bank of Ayudhya NVDR	147,700	221,994
Banpu - Foreign	62,000	56,390
BEC World - Foreign	62,000	89,841
Berli Jucker - Foreign	24,400	34,793
Big C Supercenter NVDR	13,800	98,283
BTS Group Holdings NVDR	123,400	38,045
Central Pattana - Foreign	84,900	121,716
Charoen Pokphand Foods - Foreign	145,700	135,885
CP ALL NVDR	250,300	345,335
Glow Energy - Foreign	31,400	92,211
Home Product Center - Foreign	34	11
Home Product Center NVDR	145,828	46,758
Indorama Ventures - Foreign	80,500	63,288
Intouch Holdings - Foreign	9,500	21,674
Intouch Holdings NVDR	35,400	79,127
IRPC - Foreign	586,900	57,903
Kasikornbank NVDR	62,400	452,104
Krung Thai Bank - Foreign	209,100	152,788
Land & Houses NVDR	140,040	44,903
Minor International - Foreign	35,900	40,953
Minor International NVDR	67,800	77,342
PTT Exploration & Production NVDR	83,100	409,928
PTT Global Chemical NVDR	72,400	136,162
PTT NVDR	49,900	553,846
Robinson Department Store NVDR	10,200	16,589
SCB Life Assurance NVDR	200	7,079
Siam Cement NVDR	19,200	266,379
Siam City Cement NVDR	3,500	46,832
Siam Commercial Bank NVDR	81,000	454,509
Thai Oil - Foreign	51,200	81,295

LVIP BlackRock Emerging Markets RPM Fund–8

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Thailand (continued)
Thai Union Frozen Products - Foreign	30,700	$70,042
TMB Bank - Foreign	917,700	87,144
Total Access Communication NVDR	39,000	126,252
†True NVDR	516,051	189,333

		5,686,738

Turkey–1.30%
Akbank	82,000	267,258
†Anadolu Efes Biracilik Ve Malt Sanayii	13,470	155,610
Arcelik	11,710	62,495
BIM Birlesik Magazalar	11,285	236,199
Coca-Cola Icecek	4,593	99,159
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	84,514	88,352
Enka Insaat ve Sanayi	35,375	80,800
Eregli Demir ve Celik Fabrikalari	85,078	158,078
†Ford Otomotiv Sanayi	4,019	46,164
Haci Omer Sabanci Holding	40,966	172,386
KOC Holding	45,148	208,229
Tofas Turk Otomobil Fabrikasi	6,590	37,052
Tupras Turkiye Petrol Rafinerileri	7,959	159,942
†Turk Hava Yollari	32,588	92,614
Turk Telekomunikasyon	34,175	90,219
†Turkcell Iletisim Hizmetleri	45,194	236,233
Turkiye Garanti Bankasi	114,537	402,484
Turkiye Halk Bankasi	28,611	172,174
Turkiye Is Bankasi Class C	82,672	183,748
Turkiye Sise ve Cam Fabrikalari	29,478	37,420
Turkiye Vakiflar Bankasi Tao Class D	65,941	122,231
Yapi ve Kredi Bankasi	34,564	67,865

		3,176,712

United Arab Emirates–0.85%
Abu Dhabi Commercial Bank	126,881	292,594
Aldar Properties	79,263	84,594
†Arabtec Holding	46,533	58,278
DP World	9,000	186,750
Dragon Oil	10,572	102,230
Dubai Financial Market	82,016	75,028
Dubai Islamic Bank	50,000	112,988
Emaar Properties	164,932	518,646
First Gulf Bank	54,508	278,255
National Bank of Abu Dhabi	63,783	250,933
Union National Bank	64,469	117,425

		2,077,721

Total Common Stock (Cost $175,299,996)		191,407,514

EXCHANGE-TRADED FUNDS–5.34%
iShares India 50	189,464	5,617,608
iShares MSCI Chile Capped	67,856	2,893,380

	Number of Shares	Value (U.S. $)

EXCHANGE-TRADED FUNDS (continued)
iShares MSCI India	148,441	$4,506,669

Total Exchange-Traded Funds (Cost $11,387,299)		13,017,657

ΔPREFERRED STOCK–4.55%
Brazil–3.51%
AES Tiete 15.51%	3,800	32,777
Alpargatas 2.91%	2,553	10,588
Banco Bradesco 2.57%	103,030	1,473,421
Banco do Estado do Rio Grande do Sul 5.43%	8,800	52,676
Bradespar 8.01%	10,400	76,064
Braskem 3.69%	6,900	45,447
Centrais Eletricas Brasileiras 16.17%	16,900	70,503
Cia Brasileira de Distribuicao Grupo Pao de Acucar 0.94%	7,800	342,003
Cia de Gas de Sao Paulo Class A 2.92%	1,100	21,992
Cia de Transmissao de Energia Eletrica Paulista 4.59%	1,900	27,599
Cia Energetica de Minas Gerais 15.56%	37,128	229,528
Cia Energetica de Sao Paulo Class B 11.87%	10,300	111,569
Cia Paranaense de Energia Class B 6.01%	6,200	84,790
Gerdau 2.76%	51,000	245,268
Itau Unibanco Holding 2.98%	132,707	1,851,196
Itausa - Investimentos Itau 3.61%	156,659	596,577
Lojas Americanas 0.72%	26,700	151,424
Metalurgica Gerdau 2.98%	13,400	77,967
Oi 21.93%	187,500	130,240
Petroleo Brasileiro 4.47%	210,300	1,563,888
Suzano Papel e Celulose 1.28%	21,600	86,757
Telefonica Brasil 7.64%	14,800	291,477
†Usinas Siderurgicas de Minas Gerais	20,500	53,022
Vale 7.43%	97,300	945,409

		8,572,182

Colombia–0.20%
Banco Davivienda 3.21%	3,488	50,296
Bancolombia 2.66%	18,100	256,350
Grupo Argos 1.17%	5,525	61,444
Grupo Aval Acciones y Valores 3.98%	65,853	45,040
Grupo de Inversiones Suramericana 2.48%	3,624	72,480

		485,610

Republic of Korea–0.59%
Amorepacific 0.64%	43	46,344
Hyundai Motor
1.77%	1,696	192,919
1.83%	1,038	116,104
LG Chem 2.91%	358	55,654
LG Electronics 0.70%	811	27,291

LVIP BlackRock Emerging Markets RPM Fund–9

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔPREFERRED STOCK (continued)
Republic of Korea (continued)
LG Household & Health Care 1.58%	184	$47,790
Samsung Electronics 1.69%	1,048	892,084
Samsung Fire & Marine Insurance 1.45%	250	51,661

		1,429,847

Russia–0.25%
AK Transneft 0.82%	77	169,927
Bashneft	2,295	46,081
Rostelecom	8,225	14,995
Sberbank of Russia 5.72%	45,800	66,786
Surgutneftegas	416,400	287,038
Tatneft	7,000	25,456

		610,283

Total Preferred Stock (Cost $11,381,057)		11,097,922

ΔRIGHTS–0.00%
☐China–0.00%
Agile Property Holdings exercise price HKD3.80, expiration date 11/20/14	17,600	1,745
Country Garden Holdings exercise price HKD 2.50, expiration date 10/16/14	17,733	1,005

		2,750

	Number of Shares	Value (U.S. $)

ΔRIGHTS (continued)
Malaysia–0.00%
Bumi Armada exercise price MYR1.35,expiration date 10/3/14	48,450	$8,124

		8,124

Total Rights (Cost $0)		10,874

ΔWARRANTS–0.00%
Thailand–0.00%
Indorama Ventures strike price THB 36.00, expiration date 8/24/17	8,050	1,027
Indorama Ventures strike price THB 43.00, expiration date 8/24/18	6,192	599

Total Warrants (Cost $0)		1,626

MONEY MARKET FUND–10.43%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	25,459,588	25,459,588

Total Money Market Fund (Cost $25,459,588)		25,459,588

TOTAL VALUE OF SECURITIES–98.78% (Cost $223,527,940)	240,995,181
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.22%	2,973,142

NET ASSETS APPLICABLE TO 24,285,092 SHARES OUTSTANDING–100.00%	$243,968,323

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $865,042, which represents 0.35% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $2,126,900 cash pledged as collateral for futures contracts as of September 30, 2014.

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $290,969, which represents 0.12% of the Fund’s assets.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2014, the aggregate value of fair valued securities was $376,339, which represents 0.15% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

LVIP BlackRock Emerging Markets RPM Fund–10

LVIP BlackRock Emerging Markets RPM Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
UBS	HKD	2,883,000	USD	(371,277)	10/6/14	$6

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
985	E-mini MSCI Emerging Markets Index	$52,452,669	$49,382,975	12/22/14	$(3,069,694)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

CPO–Ordinary Participation Certificate

GDR–Global Depositary Receipt

HKD–Hong Kong Dollar

MYR–Malaysian Ringgit

NVDR–Nonvoting Depositary Receipt

REIT–Real Estate Investment Trust

THB–Thailand Baht

UBS–Union Bank of Switzerland

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$190,501,319	$531,528	$374,667	$191,407,514
Exchange-Traded Funds	13,017,657	—	—	13,017,657
Preferred Stock	11,097,922	—	—	11,097,922
Rights	1,005	9,869	—	10,874
Warrants	1,626	—	—	1,626
Money Market Fund	25,459,588	—	—	25,459,588

Total	$240,079,117	$541,397	$374,667	$240,995,181

Foreign Currency Exchange Contracts	$—	$6	$—	$6

Futures Contracts	$(3,069,694)	$—	$—	$(3,069,694)

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP BlackRock Emerging Markets RPM Fund–11

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)
COMMON STOCK–92.71%
Aerospace & Defense–6.91%
Honeywell International	101,130	$9,417,226
Lockheed Martin	36,950	6,753,721
Northrop Grumman	85,880	11,315,549
Raytheon	155,220	15,773,456
United Technologies	114,940	12,137,664

		55,397,616

Air Freight & Logistics–1.03%
United Parcel Service Class B	83,820	8,238,668

		8,238,668

Auto Components–0.50%
Johnson Controls	91,120	4,009,280

		4,009,280

Banks–14.74%
Bank of America	692,500	11,807,125
Citigroup	232,370	12,041,413
Fifth Third Bancorp	409,810	8,204,396
JPMorgan Chase	416,180	25,070,683
M&T Bank	15,940	1,965,243
SunTrust Banks	313,290	11,914,419
Toronto-Dominion Bank	155,180	7,658,882
U.S. Bancorp	292,500	12,235,275
Wells Fargo	524,530	27,207,371

		118,104,807

Beverages–1.45%
Coca-Cola	92,950	3,965,247
Diageo	263,018	7,610,856

		11,576,103

Capital Markets–1.02%
Morgan Stanley	237,050	8,194,820

		8,194,820

Chemicals–2.92%
Dow Chemical	112,630	5,906,317
duPont (E.I.) deNemours	188,440	13,522,454
Praxair	30,470	3,930,630

		23,359,401

Communications Equipment–1.43%
Motorola Solutions	93,280	5,902,758
QUALCOMM	74,580	5,576,347

		11,479,105

Consumer Finance–1.36%
American Express	124,710	10,917,113

		10,917,113

Containers & Packaging–0.14%
MeadWestvaco	28,319	1,159,380

		1,159,380

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Diversified Financial Services–0.74%
CME Group	74,250	$5,936,659

		5,936,659

Diversified Telecommunication Services–1.99%
BCE	51,820	2,215,823
Verizon Communications	275,040	13,749,250

		15,965,073

Electric Utilities–2.09%
Duke Energy	44,310	3,313,059
ITC Holdings	59,700	2,127,111
NextEra Energy	87,840	8,246,419
Northeast Utilities	68,820	3,048,726

		16,735,315

Electrical Equipment–0.36%
Rockwell Automation	26,280	2,887,646

		2,887,646

Energy Equipment & Services–0.61%
Schlumberger	47,880	4,868,917

		4,868,917

Food & Staples Retailing–0.54%
Wal-Mart Stores	56,440	4,315,967

		4,315,967

Food Products–2.19%
General Mills	72,120	3,638,454
Kraft Foods Group	68,466	3,861,482
Mondelez International Class A	213,180	7,304,613
Unilever	69,950	2,775,616

		17,580,165

Health Care Equipment & Supplies–0.76%
Abbott Laboratories	67,630	2,812,732
Becton, Dickinson	28,808	3,278,638

		6,091,370

Health Care Providers & Services–0.43%
Quest Diagnostics	56,190	3,409,609

		3,409,609

Hotels, Restaurants & Leisure–1.29%
McDonald’s	109,370	10,369,370

		10,369,370

Household Products–1.70%
Procter & Gamble	163,080	13,656,319

		13,656,319

Industrial Conglomerates–3.47%
3M	59,350	8,408,708
General Electric	757,790	19,414,580

		27,823,288

LVIP BlackRock Equity Dividend RPM Fund–1

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance–5.25%
ACE	71,190	$7,465,695
Chubb	55,600	5,064,048
MetLife	214,320	11,513,270
Prudential Financial	127,100	11,177,174
Travelers	73,120	6,868,893

		42,089,080

IT Services–1.60%
Automatic Data Processing	30,340	2,520,647
International Business Machines	54,100	10,269,803

		12,790,450

Leisure Products–0.41%
Mattel	106,200	3,255,030

		3,255,030

Media–2.67%
Comcast Class A	399,500	21,373,250

		21,373,250

Metals & Mining–1.09%
BHP Billiton	224,811	6,666,742
Southern Copper	68,300	2,025,095

		8,691,837

Multi-Utilities–1.94%
Dominion Resources	117,360	8,108,402
Sempra Energy	41,790	4,403,830
Wisconsin Energy	71,070	3,056,010

		15,568,242

Oil, Gas & Consumable Fuels–10.75%
Chevron	175,840	20,981,229
ConocoPhillips	59,400	4,545,288
Enbridge	115,080	5,509,165
Exxon Mobil	166,280	15,638,634
Marathon Oil	174,990	6,577,874
Marathon Petroleum	82,260	6,964,954
Occidental Petroleum	82,740	7,955,451
Phillips 66	38,500	3,130,435
Spectra Energy	98,890	3,882,421
Total ADR	170,210	10,970,036

		86,155,487

Paper & Forest Products–0.97%
International Paper	163,210	7,791,645

		7,791,645

Pharmaceuticals–8.10%
AbbVie	67,630	3,906,309
Bristol-Myers Squibb	252,980	12,947,516
Johnson & Johnson	130,290	13,887,611
Merck	289,920	17,186,458

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Pfizer	572,760	$16,936,513

		64,864,407

Professional Services–0.37%
Nielsen Holdings	66,810	2,961,687

		2,961,687

Real Estate Investment Trusts–0.86%
American Tower	34,900	3,267,687
Weyerhaeuser	113,100	3,603,366

		6,871,053

Road & Rail–1.46%
CSX	90,550	2,903,033
Union Pacific	81,400	8,825,388

		11,728,421

Semiconductors & Semiconductor Equipment–1.97%
Intel	453,180	15,779,728

		15,779,728

Software–2.07%
Microsoft	357,700	16,582,972

		16,582,972

Specialty Retail–2.59%
Home Depot	226,330	20,763,514

		20,763,514

Textiles, Apparel & Luxury Goods–1.00%
VF	120,880	7,981,706

		7,981,706

Tobacco–1.25%
Altria Group	94,330	4,333,520
Philip Morris International	67,680	5,644,512

		9,978,032

Water Utilities–0.69%
American Water Works	114,370	5,516,065

		5,516,065

Total Common Stock (Cost $614,397,554)		742,818,597

MONEY MARKET FUND–7.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	56,356,741	56,356,741

Total Money Market Fund (Cost $56,356,741)		56,356,741

LVIP BlackRock Equity Dividend RPM Fund–2

LVIP BlackRock Equity Dividend RPM Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.74% (Cost $670,754,295)	$799,175,338
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	2,102,364

NET ASSETS APPLICABLE TO 44,970,613 SHARES OUTSTANDING–100.00%	$801,277,702

«	Includes $2,714,000 cash pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(590) E-mini S&P 500 Index	$(57,951,423)	$(57,982,250)	12/22/14	$(30,828)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Common Stock	$742,818,597
Money Market Fund	56,356,741

Total	$799,175,338

Futures Contracts	$(30,828)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP BlackRock Equity Dividend RPM Fund–3

LVIP BlackRock Global Allocation V.I. RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.77%
International Equity Fund–96.08%
*BlackRock Global Allocation V.I. Fund	38,628,176	$691,444,359

		691,444,359

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–3.69%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional Shares	26,589,024	$26,589,024

		26,589,024

Total Investment Companies (Cost $709,674,957)		718,033,383

TOTAL VALUE OF SECURITIES–99.77% (Cost $709,674,957)	718,033,383
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	1,621,494

NET ASSETS APPLICABLE TO 67,018,365 SHARES OUTSTANDING–100.00%	$719,654,877

*	Class I shares.

«	Includes $2,333,250 cash and $1,804,972 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
80	British Pound Currency	$8,094,059	$8,095,500	12/16/14	$1,441
136	E-mini MSCI Emerging Markets Index	7,251,807	6,818,360	12/22/14	(433,447)
52	E-mini Russell 2000 Index	6,020,747	5,702,320	12/22/14	(318,427)
284	E-mini S&P 500 Index	28,187,928	27,910,100	12/22/14	(277,828)
85	Euro Currency	13,708,570	13,424,687	12/16/14	(283,883)
333	Euro STOXX 50 Index	13,490,833	13,556,334	12/22/14	65,501
76	FTSE 100 Index	8,329,144	8,138,214	12/22/14	(190,930)
85	Japanese Yen Currency	9,937,780	9,690,000	12/16/14	(247,780)
63	Nikkei 225 Index (OSE)	8,957,861	9,295,035	12/12/14	337,174

		$103,978,729			$(1,348,179)

The use futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$718,033,383

Futures Contracts	$(1,348,179)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP BlackRock Global Allocation V.I. RPM Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (unaudited)

September 30, 2014

	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–18.03%
Fannie Mae S.F. 30 yr
4.00% 9/1/44	4,887,198	$5,157,352
4.00% 10/1/44	110,123,760	116,211,170
Freddie Mac S.F. 30 yr
4.00% 9/1/44	92,300,000	97,306,712

Total Agency Mortgage-Backed Securities (Cost $218,350,675)		218,675,234

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.80%
#BAMLL Commercial Mortgage Securities Trust Series
2012-PARK A 144A
2.959% 12/10/30	1,014,000	997,672
Banc of America Merrill Lynch Commercial Mortgage
•Series 2005-5 A4
5.115% 10/10/45	753,611	771,828
•Series 2005-5 AM
5.176% 10/10/45	601,000	626,415
#BB-UBS Trust Series 2012-SHOW A 144A
3.43% 11/5/36	930,000	917,373
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4
4.761% 7/10/39	425,433	429,833
Series 2005-GG4 A4A
4.751% 7/10/39	2,187,459	2,204,307
#Goldman Sachs Mortgage Securities Trust Series
2012-ALOH A 144A
3.551% 4/10/34	883,000	907,839
•Greenwich Capital Commercial Funding Series 2005-GG3 A4
4.799% 8/10/42	242,471	242,942
#•Irvine Core Office Trust Series
2013-IRV A2 144A
3.279% 5/15/48	798,000	791,179
LB-UBS Commercial Mortgage Trust
•Series 2005-C5 AM
5.017% 9/15/40	751,000	773,853
•Series 2005-C7 AM
5.263% 11/15/40	667,000	696,190
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7 A4
2.918% 2/15/46	357,000	348,075

Total Commercial Mortgage-Backed Securities (Cost $10,119,302)		9,707,506

	Principal Amount°	Value (U.S. $)
CORPORATE BOND–0.04%
Consumer Finance–0.04%
Caterpillar Financial Services 1.125% 12/15/14	488,000	$488,929

Total Corporate Bond (Cost $488,739)		488,929

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.22%
ABN Amro Mortgage
Series 2003-4 A4
5.50% 3/25/33	154,985	162,319
Series 2003-6 1A4
5.50% 5/25/33	274,342	286,804
Banc of America Mortgage Trust Series 2004-7 7A1
5.00% 8/25/19	111,339	113,882
¿Cendant Mortgage Capital Pass Through Series 2003-6 A3
5.25% 7/25/33	412,504	416,582
CHL Mortgage Pass Through Trust
¿Series 2003-35 1A3
5.00% 9/25/18	115,427	118,498
¿Series 2004-5 2A4
5.50% 5/25/34	228,035	243,226
MASTR Asset Securitization Trust Series 2003-10 3A1
5.50% 11/25/33	280,549	293,536
•PHHMC Trust Series 2007-6 A1
5.558% 12/18/37	226,551	228,060
•Sequoia Mortgage Trust Series
2011-1 A1 4.125% 2/25/41	68,457	69,391
¿WaMu Mortgage Pass Through Certificates Series 2003-S11
3A5 5.95% 11/25/33	356,190	379,844
Wells Fargo Mortgage Backed Securities Trust Series 2003-17 1A14
5.25% 1/25/34	244,423	259,630
Series 2007-3 3A1
5.50% 4/25/22	96,818	99,919

Total Non-Agency Collateralized Mortgage Obligations (Cost $2,675,796)		2,671,691

ΔSOVEREIGN BONDS–17.83%
France–5.88%
France Government Bond O.A.T.
0.25% 11/25/16	EUR 56,150,000	71,327,254

		71,327,254

LVIP BlackRock Inflation Protected Bond Fund–1

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Germany–9.79%
Bundesrepublik Deutschland
Bundesobligation Inflation
Linked Bond
0.75% 4/15/18	EUR	4,583,348	$6,086,822
Bundesschatzanweisungen
0.00% 9/16/16	EUR	57,650,000	72,944,489
Deutsche Bundesrepublik
Inflation Linked Bond
1.50% 4/15/16	EUR	30,548,536	39,673,243

			118,704,554

Italy–0.69%
Italy Buoni Poliennali Del
Tesoro Inflation Linked Bond
2.10% 9/15/16	EUR	5,160,698	6,825,251
2.60% 9/15/23	EUR	1,068,893	1,534,005

			8,359,256

Japan–0.07%
Japanese Government CPI
Linked Bond
1.10% 12/10/16	JPY	87,447,000	879,192

			879,192

New Zealand–0.85%
New Zealand Government Bond
3.00% 9/20/30	NZD	12,385,000	10,349,640

			10,349,640

United Kingdom–0.55%
United Kingdom Gilt Inflation
Linked Bond
0.125% 3/22/24	GBP	3,843,916	6,593,416

			6,593,416

Total Sovereign Bonds (Cost $222,481,427)			216,213,312

U.S. TREASURY OBLIGATIONS–52.03%
U.S. Treasury Inflation Index Bonds
0.125% 7/15/24		23,920,818	22,978,935
0.625% 2/15/43		51,548,215	45,604,087
0.75% 2/15/42		9,055,418	8,308,346
1.375% 2/15/44		7,094,554	7,599,487
1.75% 1/15/28		27,594,234	30,751,401
2.00% 1/15/26		16,192,901	18,449,155
2.125% 2/15/40		6,967,418	8,635,243
2.125% 2/15/41		17,851,355	22,243,074
2.375% 1/15/25		48,963,148	57,401,653
2.375% 1/15/27		23,234,160	27,529,761
2.50% 1/15/29		12,420,871	15,172,864
3.375% 4/15/32		2,607,858	3,627,775
3.625% 4/15/28		7,425,153	10,094,436
3.875% 4/15/29		8,997,635	12,706,353

	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Inflation Index Notes
0.125% 4/15/17	7,914,403	$8,024,152
0.125% 4/15/18	84,260,365	84,973,761
0.125% 4/15/19	41,072,424	41,184,716
0.125% 1/15/22	8,437,857	8,250,309
0.125% 7/15/22	17,586,779	17,180,085
0.125% 1/15/23	7,976,687	7,723,052
0.375% 7/15/23	8,579,193	8,492,062
¥0.625% 7/15/21	20,277,312	20,701,067
0.625% 1/15/24	57,951,395	58,281,892
1.125% 1/15/21	38,523,073	40,437,207
1.25% 7/15/20	14,908,802	15,840,602
1.375% 1/15/20	23,394,560	24,900,584
2.50% 7/15/16	3,763,371	3,997,110

Total U.S. Treasury Obligations (Cost $638,359,202)		631,089,169

	Number of Shares
MONEY MARKET FUNDS–9.76%
BlackRock Liquidity TempFund	66,703,337	66,703,337
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	51,696,231	51,696,230

Total Money Market Funds (Cost $118,399,569)		118,399,567

LVIP BlackRock Inflation Protected Bond Fund–2

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–98.71% (Cost $1,210,874,710)	$1,197,245,408
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.29%	15,655,468

NET ASSETS APPLICABLE TO 115,926,402 SHARES OUTSTANDING–100.00%	$1,212,900,876

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $3,614,063, which represents 0.30% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

—	Variable rate security. The rate shown is the rate as of September 30, 2014. Interest rates reset periodically.

«	Includes $$3,135,758 cash and $661,000 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	EUR	(12,870,000)	USD	16,617,680	10/6/14	$360,919
BCLY	EUR	22,316,000	USD	(28,936,657)	10/6/14	(748,167)
BCLY	EUR	(17,995,000)	USD	23,275,300	12/15/14	533,285
BCLY	GBP	(4,041,000)	USD	6,701,736	10/6/14	151,228
BCLY	GBP	(4,096,000)	USD	6,625,186	11/6/14	(12,630)
BCLY	JPY	60,933,000	USD	(555,249)	10/6/14	404
BCLY	JPY	(108,143,000)	USD	985,661	11/6/14	(723)
BCLY	NZD	(15,161,000)	USD	13,223,712	10/21/14	1,414,697
BNP	EUR	104,788,000	USD	(131,952,508)	10/6/14	410,618
BNP	EUR	(155,836,000)	USD	196,273,260	11/6/14	(613,426)
BNP	GBP	4,036,000	USD	(6,609,378)	10/6/14	(66,975)
CITI	EUR	4,750,000	USD	(6,056,003)	12/15/14	(52,970)
CITI	JPY	(47,210,000)	USD	454,233	10/6/14	23,721
GSC	EUR	(114,234,000)	USD	146,605,631	10/6/14	2,310,776
UBS	CAD	360,000	USD	(334,206)	10/21/14	(12,909)
UBS	JPY	(13,723,000)	USD	129,004	10/6/14	3,862

						$3,701,710

LVIP BlackRock Inflation Protected Bond Fund–3

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(480)	90 Day Euro Future	$(119,421,045)	$(119,334,000)	6/16/15	$87,045
4	Euro-Bund	751,902	756,344	12/9/14	4,442
(1,089)	Euro-Schatz	(152,646,663)	(152,689,139)	12/9/14	(42,476)
(39)	Long Gilt	(7,171,958)	(7,153,039)	12/30/14	18,919
(125)	U.S. Treasury 2 yr Notes	(27,365,405)	(27,355,469)	1/2/15	9,936
375	U.S. Treasury 5 yr Notes	44,492,596	44,346,680	1/2/15	(145,916)
(1,381)	U.S. Treasury 10 yr Notes	(171,504,248)	(172,128,703)	12/22/14	(624,455)
(264)	U.S. Treasury Long Bonds	(36,762,939)	(36,407,250)	12/22/14	355,689
(324)	U.S. Treasury Ultra Bonds	(49,994,265)	(49,410,000)	12/22/14	584,265

		$(519,622,025)			$247,449

Index Swap Contract

Total Return Swap Contract

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$462,839,389	10/24/14	Agreement with Barclays to receive the notional amount based on the index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.554%.	$1,350,318	*

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

*Swap contract was fair valued at September 30, 2014.

Summary of Abbreviations:

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNP–Banque Paribas

CAD–Canadian Dollar

CITI–Citigroup Global Markets

EUR–European Monetary Unit

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

JPY–Japanese Yen

MASTR–Mortgage Asset Securitization Transactions, Inc.

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

S.F.–Single Family

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

LVIP BlackRock Inflation Protected Bond Fund–4

LVIP BlackRock Inflation Protected Bond Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$231,054,431	$—	$231,054,431
Corporate Debt	—	488,929	—	488,929
Sovereign Bonds	—	216,213,312	—	216,213,312
U.S. Treasury Obligations	—	631,089,169	—	631,089,169
Money Market Funds	118,399,567	—	—	118,399,567

Total	$118,399,567	$1,078,845,841	$—	$1,197,245,408

Foreign Currency Exchange Contracts	$—	$3,701,710	$—	$3,701,710

Futures Contracts	$247,449	$—	$—	$247,449

Index Swap Contract	$—	$—	$1,350,318	$1,350,318

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP BlackRock Inflation Protected Bond Fund–5

LVIP BlackRock Multi-Asset Income Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.18%
Equity Funds–33.05%
Alerian MLP ETF	8,571	$164,306
iShares Core High Dividend ETF	11,451	861,573
iShares U.S. Preferred Stock ETF	19,450	768,664

		1,794,543

Fixed Income Funds–42.15%
iShares 1-3 Year Credit Bond ETF	3,643	383,535
iShares 10+ Year Credit Bond ETF	4,622	277,043
iShares CMBS ETF	5,349	274,574
iShares iBoxx $ High Yield Corporate Bond ETF	14,726	1,354,056

		2,289,208

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–14.91%
iShares Emerging Markets Dividend ETF	3,447	$155,494
iShares International Select Dividend ETF	18,279	654,206

		809,700

Money Market Fund–10.07%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	546,631	546,631

		546,631

Total Investment Companies (Cost $5,532,383)		5,440,082

TOTAL VALUE OF SECURITIES–100.18% (Cost $5,532,383)	5,440,082
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.18%)	(9,660)

NET ASSETS APPLICABLE TO 545,006 SHARES OUTSTANDING–100.00%	$5,430,422

Summary of Abbreviations:

ETF–Exchange-Traded Fund

MLP–Master Limited Partnership

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$5,440,082

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP BlackRock Multi-Asset Income Fund–1

LVIP Capital Growth Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.54%
Aerospace & Defense–1.50%
Precision Castparts	8,115	$1,922,281
Safran ADR	301,591	4,825,456

		6,747,737

Automobiles–1.60%
Harley-Davidson	123,978	7,215,520

		7,215,520

Beverages–2.82%
Anheuser-Busch InBev ADR	50,637	5,613,111
†Monster Beverage	77,281	7,084,349

		12,697,460

Biotechnology–8.38%
†Biogen Idec	23,684	7,834,904
†Celgene	59,015	5,593,442
†Gilead Sciences	120,190	12,794,225
†Regeneron Pharmaceuticals	17,383	6,266,919
†Vertex Pharmaceuticals	46,860	5,262,847

		37,752,337

Capital Markets–2.74%
BlackRock	20,427	6,706,593
TD AmeriTrade Holding	129,310	4,315,075
Waddell & Reed Financial Class A	25,182	1,301,658

		12,323,326

Chemicals–1.25%
Sherwin-Williams	25,724	5,633,299

		5,633,299

Construction Materials–1.22%
Eagle Materials	53,782	5,476,621

		5,476,621

Consumer Finance–1.11%
American Express	56,877	4,979,013

		4,979,013

Electrical Equipment–1.14%
AMETEK	102,546	5,148,835

		5,148,835

Food & Staples Retailing–2.15%
CVS Health	83,308	6,630,484
Whole Foods Market	79,955	3,047,085

		9,677,569

Food Products–3.61%
Keurig Green Mountain	52,221	6,795,519
Mead Johnson Nutrition	30,865	2,969,830
Mondelez International Class A	189,796	6,503,360

		16,268,709

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services–0.27%
McKesson	6,370	$1,240,048

		1,240,048

Health Care Technology–0.93%
†IMS Health Holdings	159,415	4,175,079

		4,175,079

Hotels, Restaurants & Leisure–6.82%
Dunkin’ Brands Group	121,674	5,453,429
Las Vegas Sands	114,197	7,104,195
Starwood Hotels & Resorts Worldwide	79,589	6,622,601
Wyndham Worldwide	65,589	5,329,762
Wynn Resorts	33,090	6,190,477

		30,700,464

Household Durables–3.94%
D.R.Horton	316,993	6,504,696
Harman International Industries	41,475	4,066,209
Lennar Class A	184,217	7,153,146

		17,724,051

Insurance–0.51%
†Markel	3,580	2,277,417

		2,277,417

Internet & Catalog Retail–4.08%
†NetFlix	12,728	5,742,619
†Priceline Group	6,542	7,579,430
†TripAdvisor	55,441	5,068,416

		18,390,465

Internet Software & Services–9.14%
†Alibaba Group Holding ADR	50,700	4,504,695
†Baidu ADR	15,670	3,419,664
†Facebook Class A	146,158	11,552,328
†Google	23,468	13,549,484
†Google Class A	10,450	6,148,885
†Yelp	29,200	1,992,900

		41,167,956

IT Services–7.63%
†Alliance Data Systems	25,656	6,369,615
†Cognizant Technology Solutions Class A	153,071	6,852,989
†FleetCor Technologies	42,214	5,999,454
MasterCard Class A	124,367	9,193,209
Visa Class A	27,902	5,953,450

		34,368,717

Media–1.34%
Comcast Class A	112,059	6,026,533

		6,026,533

Oil, Gas & Consumable Fuels–2.47%
†Cobalt International Energy	162,870	2,215,032

LVIP Capital Growth Fund–1

LVIP Capital Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Continental Resources	62,934	$4,183,852
Pioneer Natural Resources	24,052	4,737,522

		11,136,406

Pharmaceuticals–4.76%
†Actavis	30,925	7,461,584
Bristol-Myers Squibb	181,978	9,313,634
Merck	78,493	4,653,065

		21,428,283

Professional Services–3.68%
Equifax	74,045	5,534,123
†IHS Class A	43,129	5,399,319
Nielsen Holdings	126,800	5,621,044

		16,554,486

Real Estate Investment Trusts–1.07%
American Tower	51,315	4,804,623

		4,804,623

Road & Rail–2.46%
†Hertz Global Holdings	145,675	3,698,688
Hunt (J.B.) Transport Services	31,675	2,345,534
Kansas City Southern	41,628	5,045,314

		11,089,536

Software–7.39%
†Adobe Systems	76,024	5,260,100
Intuit	74,919	6,566,650
Microsoft	249,046	11,545,773
†salesforce.com	110,232	6,341,647

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†ServiceNow	60,855	$3,577,057

		33,291,227

Specialty Retail–7.58%
†AutoZone	12,993	6,622,012
Home Depot	145,464	13,344,867
Lowe’s	140,643	7,442,828
Ross Stores	89,251	6,745,591

		34,155,298

Technology Hardware, Storage & Peripherals–5.90%
Apple	263,830	26,580,873

		26,580,873

Textiles, Apparel & Luxury Goods–2.05%
PVH	33,070	4,006,431
Ralph Lauren	31,711	5,223,753

		9,230,184

Total Common Stock (Cost $328,596,373)		448,262,072

MONEY MARKET FUND–0.13%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	597,055	597,055

Total Money Market Fund (Cost $597,055)		597,055

TOTAL VALUE OF SECURITIES–99.67% (Cost $329,193,428)	448,859,127
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	1,473,784

NET ASSETS APPLICABLE TO 11,312,668 SHARES OUTSTANDING–100.00%	$450,332,911

†	Non-income producing for the period.

ADR–American Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Common Stock	$448,262,072
Money Market Fund	597,055

Total	$448,859,127

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Capital Growth Fund–2

LVIP Clarion Global Real Estate Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)
rCOMMON STOCK–98.79%
Australia–6.35%
Federation Centres	1,888,456	$4,265,869
Goodman Group	1,412,385	6,393,292
†@=GPT Group In-Specie	4,536,115	1
Investa Office Fund	874,413	2,564,734
Mirvac Group	4,568,061	6,879,253
†Scentre Group	1,896,628	5,446,743
Stockland	1,757,917	6,079,619
†Westfield	314,206	2,049,518

		33,679,029

Canada–1.02%
Boardwalk Real Estate Investment Trust	52,600	3,236,273
Canadian Real Estate Investment Trust	50,400	2,183,242

		5,419,515

France–3.91%
ICADE	20,711	1,746,708
Klepierre	142,072	6,221,571
Mercialys	91,500	1,995,379
Unibail-Rodamco	41,753	10,742,774

		20,706,432

Germany–1.30%
†LEG Immobilien	99,648	6,906,234

		6,906,234

■Hong Kong–6.24%
Hang Lung Properties	683,500	1,945,350
Hongkong Land Holdings	1,010,000	6,868,000
Link REIT	464,900	2,679,289
New World Development	3,367,400	3,920,397
Sun Hung Kai Properties	938,100	13,301,585
Swire Properties	1,398,600	4,358,889

		33,073,510

Japan–14.55%
GLP J-REIT	2,156	2,490,906
Japan Hotel REIT Investment	1,981	1,206,682
Japan Real Estate Investment	1,094	5,626,371
Japan Retail Fund Investment	3,345	6,740,938
Kenedix Office Investment	580	3,115,123
Mitsubishi Estate	769,800	17,327,783
Mitsui Fudosan	700,400	21,456,190
Nippon Prologis REIT	1,410	3,279,907
Nomura Real Estate Holdings	156,000	2,680,016
NTT Urban Development	198,000	2,083,545
Orix JREIT	1,576	1,981,766
Sumitomo Realty & Development	127,300	4,530,053
Tokyo Tatemono	122,200	988,387
United Urban Investment	2,378	3,649,454

		77,157,121

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
Luxembourg–0.93%
†GAGFAH	264,037	$4,919,201

		4,919,201

Netherlands–1.17%
Corio	32,451	1,591,392
Eurocommercial Properties CVA	42,809	1,885,492
Nieuwe Steen Investments	518,110	2,722,407

		6,199,291

Singapore–3.32%
CapitaCommercial Trust	3,251,000	4,064,865
CapitaLand	1,588,500	3,984,792
Global Logistic Properties	3,011,500	6,397,652
Suntec Real Estate Investment Trust	2,281,200	3,147,346

		17,594,655

Sweden–0.99%
Castellum	184,141	2,801,885
Fabege	37,900	482,410
Hufvudstaden Class A	159,392	1,985,746

		5,270,041

Switzerland–0.46%
PSP Swiss Property	29,028	2,438,638

		2,438,638

United Kingdom–7.43%
British Land	748,333	8,522,186
Derwent London	128,735	5,699,387
Great Portland Estates	522,146	5,413,053
Hammerson	651,340	6,066,072
Land Securities Group	656,974	11,065,563
Safestore Holdings	464,240	1,610,520
Unite Group	150,295	1,034,266

		39,411,047

United States–51.12%
American Realty Capital Properties	597,500	7,205,850
AvalonBay Communities	82,965	11,695,576
BioMed Realty Trust	225,400	4,553,080
Boston Properties	69,910	8,092,782
Brandywine Realty Trust	205,800	2,895,606
Brixmor Property Group	119,000	2,648,940
Cousins Properties	216,300	2,584,785
DCT Industrial Trust	429,800	3,227,798
DDR	467,000	7,812,910
Douglas Emmett	224,000	5,750,080
Duke Realty	372,700	6,402,986
Equity Residential	281,050	17,307,059
Essex Property Trust	53,773	9,611,924
General Growth Properties	449,900	10,595,145
Health Care REIT	247,700	15,449,049
Healthcare Realty Trust	158,100	3,743,808
Healthcare Trust of America Class A	228,300	2,648,280

LVIP Clarion Global Real Estate Fund–1

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
United States (continued)
Highwoods Properties	65,750	$2,557,675
†Hilton Worldwide Holdings	151,100	3,721,593
Host Hotels & Resorts	718,100	15,317,073
Kilroy Realty	141,600	8,416,704
Kimco Realty	238,430	5,224,001
Lexington Realty Trust	301,700	2,953,643
Liberty Property Trust	119,900	3,987,874
Macerich	101,819	6,499,107
Pebblebrook Hotel Trust	57,600	2,150,784
Post Properties	84,000	4,312,560
Prologis	380,490	14,344,473
Public Storage	38,300	6,351,672
Ramco-Gershenson Properties Trust	132,300	2,149,875
Simon Property Group	125,650	20,659,373
SL Green Realty	108,200	10,962,824
Spirit Realty Capital	486,200	5,333,614
†Strategic Hotels & Resorts	189,500	2,207,675
Sun Communities	63,500	3,206,750
Sunstone Hotel Investors	190,300	2,629,946
Tanger Factory Outlet Centers	48,000	1,570,560
Taubman Centers	49,400	3,606,200
UDR	329,000	8,965,250

	Number of Shares	Value (U.S. $)
rCOMMON STOCK (continued)
United States (continued)
Vornado Realty Trust	116,800	$11,675,328

		271,030,212

Total Common Stock (Cost $443,990,720)		523,804,926

rWARRANT–0.02%
Hong Kong–0.02%
Sun Hung Kai Properties	46,341	77,465

Total Warrant (Cost $34,358)		77,465

MONEY MARKET FUND–0.91%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,827,468	4,827,468

Total Money Market Fund (Cost $4,827,468)		4,827,468

TOTAL VALUE OF SECURITIES–99.72% (Cost $448,852,546)	528,709,859
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.28%	1,495,765

NET ASSETS APPLICABLE TO 57,688,955 SHARES OUTSTANDING–100.00%	$530,205,624

r	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $1, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2014, the aggregate value of fair valued securities was $1, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BBH	EUR	109,768	USD	(138,672)	10/2/14	$(22)
BBH	EUR	40,519	USD	(51,188)	10/3/14	(8)
BBH	GBP	34,361	USD	(55,737)	10/3/14	(37)

						$(67)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Clarion Global Real Estate Fund–2

LVIP Clarion Global Real Estate Fund

Schedule of Investments (continued)

Summary of Abbreviations:

BBH–Brown Brothers Harriman, New York

CVA–Dutch Certificate

EUR–European Monetary Unit

GBP–British Pound Sterling

REIT–Real Estate Investment Trust

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock.	$523,804,925	$—	$1	523,804,926
Warrant	77,465	—	—	77,465
Money Market Fund	4,827,468	—	—	4,827,468

Total	$528,709,858	$—	$1	$528,709,859

Foreign Currency Exchange Contracts	$—	$(67)	$—	$(67)

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Clarion Global Real Estate Fund–3

LVIP ClearBridge Variable Appreciation RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–100.14%
Equity Fund–92.95%
*ClearBridge Variable Appreciation Portfolio	987,763	$34,828,532

		34,828,532

	Number of	Value
	Shares	(U.S. $)
INVESTMENT COMPANIES (continued)
Money Market Fund–7.19%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,695,776	$2,695,776

		2,695,776

Total Investment Companies (Cost $36,670,330)		37,524,308

TOTAL VALUE OF SECURITIES–100.14% (Cost $36,670,330)	37,524,308
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(54,043)

NET ASSETS APPLICABLE TO 3,608,156 SHARES OUTSTANDING–100.00%.	$37,470,265

*	Series I Shares.

«	Includes $87,400 cash pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(19) E-mini S&P 500 Index	$(1,866,232)	$(1,867,225)	12/22/14	$(993)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014.

Level 1
Investment Companies	$37,524,308

Futures Contracts	$(993)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP ClearBridge Variable Appreciation RPM Fund–1

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–87.61%
Airlines–2.91%
Alaska Air Group	82,602	$3,596,491
American Airlines Group	83,012	2,945,266
†Spirit Airlines	17,889	1,236,845

		7,778,602

Banks–1.64%
†Signature Bank	28,396	3,182,056
Umpqua Holdings	73,235	1,206,180

		4,388,236

Biotechnology–4.22%
†Acadia Pharmaceuticals	38,630	956,479
†Alkermes	36,517	1,565,484
†Alnylam Pharmaceuticals	18,240	1,424,544
†Arrowhead Research	59,508	878,933
†Cubist Pharmaceuticals	19,197	1,273,529
†Incyte	30,471	1,494,603
†Insmed.	60,343	787,476
†Intercept Pharmaceuticals	3,254	770,189
†Pharmacyclics	10,086	1,184,399
†Puma Biotechnology	3,840	916,109

		11,251,745

Building Products–0.82%
Lennox International	28,508	2,191,410

		2,191,410

Capital Markets–1.09%
†Affiliated Managers Group	14,524	2,910,029

		2,910,029

Chemicals–1.70%
†Chemtura	82,008	1,913,247
RPM International	57,030	2,610,833

		4,524,080

Commercial Services & Supplies–0.39%
†Avis Budget Group	18,850	1,034,678

		1,034,678

Communications Equipment–1.95%
†ARRIS Group	119,674	3,393,356
†Palo Alto Networks	18,377	1,802,784

		5,196,140

Consumer Finance–1.46%
†Portfolio Recovery Associates	74,681	3,900,589

		3,900,589

Diversified Telecommunication Services–1.63%
Cogent Communications Group	129,187	4,341,975

		4,341,975

Electrical Equipment–0.86%
Acuity Brands	12,509	1,472,434

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Electrical Equipment (continued)
†Generac Holdings	20,319	$823,732

		2,296,166

Electronic Equipment, Instruments & Components–3.35%
Belden	32,415	2,075,208
FEI	29,502	2,225,041
FLIR Systems	148,167	4,643,554

		8,943,803

Energy Equipment & Services–0.73%
Oceaneering International	29,928	1,950,408

		1,950,408

Food & Staples Retailing–0.47%
†Fresh Market	35,755	1,248,922

		1,248,922

Food Products–0.88%
†Hain Celestial Group	22,945	2,348,421

		2,348,421

Health Care Equipment & Supplies–3.51%
†Align Technology	47,483	2,453,921
Cooper	10,780	1,678,985
†Cyberonics	27,745	1,419,434
†DexCom	31,975	1,278,680
†IDEXX Laboratories	21,590	2,543,950

		9,374,970

Health Care Providers & Services–4.71%
†Air Methods	49,724	2,762,168
†Catalent	105,531	2,641,441
†ExamWorks Group	45,293	1,483,346
†IPC The Hospitalist	36,711	1,644,286
†LifePoint Hospitals	33,319	2,305,342
†Team Health Holdings	30,067	1,743,585

		12,580,168

Hotels, Restaurants & Leisure–5.45%
Domino’s Pizza	63,794	4,909,586
Dunkin’ Brands Group	88,384	3,961,371
†Fiesta Restaurant Group	34,113	1,694,734
SeaWorld Entertainment	64,210	1,234,758
Six Flags Entertainment	80,146	2,756,221

		14,556,670

Household Durables–1.31%
Harman International Industries	35,560	3,486,302

		3,486,302

Internet & Catalog Retail–3.03%
Expedia	39,374	3,449,950
†TripAdvisor	50,673	4,632,526

		8,082,476

LVIP Columbia Small-Mid Cap Growth RPM Fund–1

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services–3.05%
†CoStar Group	43,846	$6,819,807
†Endurance International Group Holdings	81,020	1,318,195

		8,138,002

IT Services–2.87%
†Acxiom	72,083	1,192,974
†Alliance Data Systems	10,061	2,497,844
†Gartner	20,733	1,523,254
MAXIMUS	61,044	2,449,696

		7,663,768

Life Sciences Tools & Services–0.72%
†Covance	24,408	1,920,910

		1,920,910

Machinery–4.10%
IDEX	39,099	2,829,595
Lincoln Electric Holdings	43,963	3,039,382
†Middleby	57,440	5,062,187

		10,931,164

Media–2.41%
Cinemark Holdings	80,884	2,753,291
MDC Partners Class A	130,287	2,500,208
†Rentrak	19,280	1,174,923

		6,428,422

Metals & Mining–2.84%
Globe Specialty Metals	134,386	2,444,481
US Silica Holdings	82,304	5,144,823

		7,589,304

Multiline Retail–0.47%
†Burlington Stores	31,776	1,266,591

		1,266,591

Oil, Gas & Consumable Fuels–3.77%
†Carrizo Oil & Gas	49,552	2,666,889
†Diamondback Energy	40,113	2,999,650
†Oasis Petroleum	76,368	3,192,946
†Sanchez Energy	46,166	1,212,319

		10,071,804

Personal Products–0.36%
Herbalife	22,171	969,981

		969,981

Pharmaceuticals–4.29%
†Akorn	39,714	1,440,427
†AVANIR Pharmaceuticals	62,820	748,814
†Jazz Pharmaceuticals	25,021	4,017,372
†Pacira Pharmaceuticals	22,490	2,179,731

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
†Salix Pharmaceuticals	19,700	$3,077,928

		11,464,272

Professional Services–1.17%
Corporate Executive Board	30,921	1,857,424
†WageWorks	28,008	1,275,204

		3,132,628

Real Estate Investment Trusts–0.69%
Sovran Self Storage	24,899	1,851,490

		1,851,490

Real Estate Management & Development–1.70%
Altisource Residential	118,634	2,847,216
†Howard Hughes	11,343	1,701,450

		4,548,666

Road & Rail–1.16%
†Kirby	10,500	1,237,425
†Swift Transportation	89,030	1,867,849

		3,105,274

Semiconductors & Semiconductor Equipment–2.89%
Skyworks Solutions	27,480	1,595,214
†SunEdison	181,123	3,419,602
†Synaptics	14,253	1,043,320
†TriQuint Semiconductor	87,295	1,664,716

		7,722,852

Software–5.27%
†Aspen Technology	103,111	3,889,347
†Concur Technologies	10,685	1,355,072
†Fortinet	52,013	1,314,108
†Informatica	37,735	1,292,046
†ServiceNow	23,087	1,357,054
†Tableau Software Class A	25,366	1,842,840
†Tyler Technologies	18,547	1,639,555
†Ultimate Software Group	9,733	1,377,317

		14,067,339

Specialty Retail–3.69%
†Cabela’s	34,375	2,024,688
†Five Below	40,977	1,623,099
Foot Locker	23,672	1,317,347
Lithia Motors Class A	24,293	1,838,737
Monro Muffler Brake	24,893	1,208,057
Signet Jewelers	16,085	1,832,242

		9,844,170

Textiles, Apparel & Luxury Goods–0.85%
Hanesbrands	13,294	1,428,307
†Kate Spade	32,010	839,622

		2,267,929

LVIP Columbia Small-Mid Cap Growth RPM Fund–2

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors–3.20%
†United Rentals	50,273	$5,585,330
Watsco	34,158	2,943,736

		8,529,066

Total Common Stock (Cost $221,830,093)		233,899,422

MASTER LIMITED PARTNERSHIP–0.88%
Hi-Crush Partners	23,845	1,229,448
Och-Ziff Capital Management Group	103,340	1,106,771

Total Master Limited Partnership (Cost $2,834,448)		2,336,219

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–8.98%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	23,981,711	$23,981,711

Total Money Market Fund (Cost $23,981,711)		23,981,711

TOTAL VALUE OF SECURITIES–97.47% (Cost $248,646,252)	260,217,352
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.53%	6,756,540

NET ASSETS APPLICABLE TO 22,579,379 SHARES OUTSTANDING–100.00%	$266,973,892

†   Non-income producing for the period.

« Includes $3,629,400 cash pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(598) E-mini Russell 2000 Index	$(67,574,403)	$(65,576,680)	12/22/14	$1,997,723
(126) E-mini S&P 500 Index	(12,465,435)	(12,382,650)	12/22/14	82,785

	$(80,039,838)			$2,080,508

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Columbia Small-Mid Cap Growth RPM Fund–3

LVIP Columbia Small-Mid Cap Growth RPM Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Common Stock.	$233,899,422
Master Limited Partnership	2,336,219
Money Market Fund	23,981,711

Total	$260,217,352

Futures Contracts	$2,080,508

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Columbia Small-Mid Cap Growth RPM Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (unaudited)

September 30, 2014

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.53%
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	196,335	$226,963
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	71,706	81,396
Series 2002-83 GH 5.00% 12/25/17	2,327,074	2,443,958
Series 2003-38 MP 5.50% 5/25/23	2,711,905	2,957,267
Series 2003-78 B 5.00% 8/25/23	51,792	56,349
Series 2003-106 WE 4.50% 11/25/22	2,033	2,053
Series 2005-110 MB 5.50% 9/25/35	715,870	774,276
Series 2007-40 PT 5.50% 5/25/37	248,731	271,332
Series 2010-41 PN 4.50% 4/25/40	120,000	128,829
Series 2011-113 CP 5.00% 9/25/39	23,948	25,215
Series 2012-19 HB 4.00% 1/25/42	28,520	29,610
•*Series 2012-122 SD 5.946% 11/25/42	6,108,574	1,356,710
*Series 2013-20 IH 3.00% 3/25/33	1,767,723	288,025
*Series 2013-31 MI 3.00% 4/25/33	19,247,476	3,119,835
Series 2013-34 GP 3.00% 5/25/42	54,617,057	54,911,334
*Series 2013-44 DI 3.00% 5/25/33	26,072,139	4,324,601
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	66,449	75,456
Series 2326 ZQ 6.50% 6/15/31	353,426	400,430
Series 2512 PG 5.50% 10/15/22	75,906	82,992
Series 2557 WE 5.00% 1/15/18	1,927,202	2,025,247
Series 2708 ZD 5.50% 11/15/33	426,664	473,653
Series 2717 MH 4.50% 12/15/18	686,870	722,641
Series 2762 LG 5.00% 9/15/32	156	156
Series 3123 HT 5.00% 3/15/26	252,280	269,830
Series 3290 PE 5.50% 3/15/37	34,342	37,757
Series 3416 GK 4.00% 7/15/22	197,323	200,260
Series 3455 MB 4.50% 6/15/23	6,196,929	6,604,061
Series 3574 D 5.00% 9/15/39	9,927	10,816
Series 3656 PM 5.00% 4/15/40	7,993,000	8,790,757

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Series 3800 AF 0.654% 2/15/41	626,576	$631,869
*Series 4185 LI 3.00% 3/15/33	6,161,981	1,036,154
*Series 4191 CI 3.00% 4/15/33	2,667,179	442,908
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2014-DN2 M2 1.805% 4/25/24	1,755,000	1,704,503
Freddie Mac Structured Pass Through Securities
¿Series T-58 2A 6.50% 9/25/43	671,591	760,701
•¿Series T-60 1A4C 4.722% 3/25/44	277,162	278,763
GNMA
Series 2010-42 PC 5.00% 7/20/39	1,468,000	1,595,397
Series 2010-113 KE 4.50% 9/20/40	7,175,000	7,744,968

Total Agency Collateralized Mortgage Obligations (Cost $103,822,846)		104,887,072

AGENCY MORTGAGE-BACKED SECURITIES–26.73%
Fannie Mae 6.50% 8/1/17	122,163	127,182
Fannie Mae ARM
•2.301% 4/1/36	459,753	490,246
•2.325% 8/1/36	427	432
•2.344% 11/1/35	413,030	442,896
•2.42% 5/1/43	3,745,579	3,724,213
•2.546% 6/1/43	1,298,039	1,299,019
•3.018% 4/1/44	2,601,722	2,667,823
•3.199% 4/1/44	6,474,934	6,673,653
•3.279% 3/1/44	5,762,190	5,976,314
•3.292% 9/1/43	4,550,960	4,693,955
Fannie Mae Pool 5.50% 2/1/35	26,790	30,028
Fannie Mae Pool S.F. 15 yr 4.50% 10/1/20	111,086	118,052
Fannie Mae Pool S.F. 20 yr 5.00% 7/1/23	24,982	27,685
Fannie Mae Relocation 15 yr 4.00% 9/1/20	285,869	301,069
Fannie Mae Relocation 30 yr
5.00% 11/1/33	47,174	51,547
5.00% 1/1/34	127,523	139,387
5.00% 11/1/34	17,859	19,521
5.00% 10/1/35	216,728	236,670
5.00% 1/1/36	29,683	32,433
5.00% 2/1/36	269,611	294,209
Fannie Mae S.F. 15 yr
2.50% 7/1/27	613,495	620,656
2.50% 10/1/27	3,910,321	3,955,973
2.50% 2/1/28	8,163,810	8,259,117
2.50% 5/1/28	1,252,519	1,267,146
3.00% 12/1/25	111,905	115,491

LVIP Delaware Bond Fund–1

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
3.00% 11/1/26	161,344	$166,747
3.00% 2/1/27	756,581	781,940
3.00% 3/1/27	421,253	435,372
3.00% 4/1/27	1,039,090	1,073,917
3.00% 6/1/27	1,186,396	1,226,171
3.00% 11/1/27	680,243	703,052
3.00% 5/1/28	655,127	677,591
3.00% 7/1/28	14,556,826	15,041,235
3.00% 9/25/42	28,461,242	29,414,401
3.50% 1/1/26	571,739	602,309
3.50% 7/1/26	2,611,993	2,752,728
3.50% 7/1/27	539,176	568,299
3.50% 12/1/28	1,841,657	1,947,115
4.00% 3/1/24	254,323	271,317
4.00% 5/1/24	1,110,803	1,185,124
4.00% 7/1/24	102,961	109,885
4.00% 11/1/24	19,837	21,194
4.00% 2/1/25	763,114	814,114
4.00% 5/1/25	2,228,113	2,377,841
4.00% 6/1/25	7,974,817	8,509,728
4.00% 7/1/25	159,720	170,453
4.00% 9/1/25	245,557	262,064
4.00% 11/1/25	4,403,264	4,702,154
4.00% 1/1/26	433,426	461,578
4.00% 3/1/26	5,460,760	5,830,899
4.00% 12/1/26	3,829,423	4,086,939
4.00% 1/1/27	252,482	269,518
4.00% 4/1/27	699,266	746,611
4.00% 5/1/27	7,830,005	8,354,541
4.00% 8/1/27	4,628,766	4,941,746
4.50% 4/1/18	323,569	341,785
4.50% 9/1/18	8,584	9,069
4.50% 3/1/19	14,478	15,314
4.50% 4/1/20	6,480	6,863
4.50% 5/1/20	91,454	97,100
4.50% 7/1/20	36,745	38,914
4.50% 8/1/20	123,230	131,013
4.50% 2/1/24	98,243	105,548
4.50% 9/1/24	216,502	234,183
4.50% 10/1/24	950,764	1,014,639
4.50% 12/1/24	303,106	323,713
4.50% 2/1/25	364,246	388,669
4.50% 4/1/25	1,828,328	1,931,341
4.50% 7/1/25	388,735	414,747
5.00% 6/1/19	50,681	53,622
5.00% 12/1/20	477,120	508,758
5.00% 2/1/21	1,666	1,761
5.00% 5/1/21	31,721	33,820
5.00% 12/1/21	23,913	25,489
5.00% 6/1/23	867,717	938,759
5.00% 9/1/25	1,831,925	1,990,671
5.50% 1/1/21	1,636	1,789

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
5.50% 10/1/21	7,648	$8,394
6.00% 12/1/17	3,085	3,209
6.00% 8/1/21	1,300,114	1,414,308
Fannie Mae S.F.15 yr TBA
2.50% 10/1/29	55,811,000	56,124,937
2.50% 11/1/29	47,010,000	47,162,416
3.00% 10/1/29	39,761,000	40,953,830
Fannie Mae S.F. 20 yr
3.00% 2/1/33	694,442	707,735
3.00% 8/1/33	3,342,267	3,393,829
3.50% 11/1/31	883,685	922,052
3.50% 4/1/33	725,079	756,199
3.50% 9/1/33	4,902,332	5,112,756
4.00% 12/1/30	1,518,603	1,623,430
4.00% 1/1/31	778,392	832,155
4.00% 2/1/31	2,864,683	3,062,238
4.50% 9/1/23	25,851	27,907
4.50% 4/1/24	7,952	8,585
5.00% 11/1/23	200,735	221,400
5.00% 12/1/23	20,843	22,989
5.00% 7/1/27	99,110	109,314
5.00% 3/1/28	21,563	23,783
5.50% 7/1/23	118,177	131,507
5.50% 10/1/23	130,865	145,631
5.50% 2/1/24	287,722	321,212
5.50% 7/1/24	210,063	234,527
5.50% 12/1/24	37,665	42,050
5.50% 2/1/25	42,664	47,635
5.50% 7/1/25	121,819	137,290
5.50% 11/1/25	264,800	295,675
5.50% 10/1/28	326,578	364,853
5.50% 12/1/29	246,013	274,763
6.00% 10/1/21	9,252	10,497
6.00% 12/1/21	273,977	309,328
6.00% 10/1/22	234,767	265,073
6.00% 9/1/29	2,163,253	2,445,358
6.50% 10/1/18	4,948	5,600
6.50% 2/1/19	9,232	10,450
6.50% 10/1/24	11,865	13,430
6.50% 10/1/27	63,751	72,163
Fannie Mae S.F. 30 yr
3.00% 7/1/42	3,261,553	3,223,933
3.00% 10/1/42	51,606,278	51,003,080
3.00% 12/1/42	12,203,765	12,068,458
3.00% 1/1/43	20,771,802	20,521,190
3.00% 2/1/43	2,241,029	2,214,014
3.00% 4/1/43	14,532,970	14,352,959
3.00% 5/1/43	57,860,843	57,143,978
3.50% 7/1/42	4,152	4,252
3.50% 3/1/43	913,440	937,958
4.00% 6/1/43	621,165	656,931
4.00% 7/1/43	1,193,140	1,262,257

LVIP Delaware Bond Fund–2

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.00% 8/1/43	1,688,163	$1,785,893
4.00% 9/1/43	1,137,000	1,202,912
4.50% 7/1/36	890,119	960,906
4.50% 11/1/40	2,839,893	3,071,831
4.50% 3/1/41	5,715,466	6,181,670
4.50% 4/1/41	9,178,905	9,929,658
4.50% 5/1/41	107,329	116,529
4.50% 10/1/41	3,102,292	3,355,814
4.50% 11/1/41	2,707,396	2,928,853
4.50% 12/1/43	498,042	539,160
4.50% 2/1/44	1,310,236	1,416,510
4.50% 5/1/44	2,102,165	2,275,910
5.00% 4/1/34	38,910	43,315
5.00% 2/1/35	5,296,594	5,858,609
5.00% 4/1/35	120,235	132,955
5.00% 5/1/35	9,553	10,567
5.00% 6/1/35	43,116	47,682
5.00% 7/1/35	2,370,944	2,621,507
5.00% 8/1/35	5,130	5,668
5.00% 10/1/35	3,704,454	4,095,889
5.00% 11/1/35	2,034,466	2,250,063
5.00% 1/1/36	3,572	3,946
5.00% 2/1/36	4,189,730	4,632,444
5.00% 6/1/36	13,193	14,583
5.00% 12/1/36	5,757	6,364
5.00% 4/1/37	1,011,730	1,117,914
5.00% 8/1/37	327,764	362,371
5.00% 2/1/38	1,054,985	1,166,688
5.00% 1/1/39	35,433	39,081
5.00% 6/1/39	3,493	3,862
5.00% 11/1/40	93,733	103,383
5.50% 11/1/29	352,923	393,924
5.50% 12/1/32	224,503	251,968
5.50% 3/1/33	9,267	10,312
5.50% 4/1/33	280,596	313,105
5.50% 7/1/33	197,007	220,285
5.50% 10/1/33	35,360	39,978
5.50% 11/1/33	8,814	9,899
5.50% 1/1/34	1,010,243	1,134,384
5.50% 3/1/34	69,059	77,425
5.50% 4/1/34	1,050,479	1,178,942
5.50% 8/1/34	762,521	854,945
5.50% 11/1/34	780,077	874,725
5.50% 12/1/34	79,032	88,590
5.50% 1/1/35	675,998	757,602
5.50% 2/1/35	902,379	1,013,211
5.50% 3/1/35	696,881	780,419
5.50% 5/1/35	7,700,926	8,628,229
5.50% 6/1/35	968,108	1,081,024
5.50% 7/1/35	36,612	40,988
5.50% 9/1/35	22,286	24,959
5.50% 10/1/35	245,188	273,417

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 11/1/35	423,105	$473,958
5.50% 12/1/35	737,474	826,635
5.50% 1/1/36	1,478,830	1,655,787
5.50% 3/1/36	24,850	27,789
5.50% 4/1/36	101,201	112,917
5.50% 5/1/36	1,220,645	1,366,444
5.50% 7/1/36	1,645,939	1,844,407
5.50% 9/1/36	59,015	66,194
5.50% 10/1/36	8,695	9,675
5.50% 11/1/36	7,299	8,167
5.50% 12/1/36	18,239	20,298
5.50% 1/1/37	141,774	158,896
5.50% 2/1/37	5,033,192	5,608,019
5.50% 4/1/37	1,108,698	1,244,587
5.50% 5/1/37	17,078	19,008
5.50% 7/1/37	14,545	16,184
5.50% 8/1/37	12,064,094	13,520,309
5.50% 11/1/37	1,227,341	1,377,310
5.50% 1/1/38	2,994,312	3,331,814
5.50% 2/1/38	3,171,830	3,543,512
5.50% 3/1/38	2,624,836	2,921,462
5.50% 4/1/38	8,738,331	9,723,077
5.50% 6/1/38	735,418	818,347
5.50% 7/1/38	7,109,321	7,910,490
5.50% 8/1/38	26,255	29,214
5.50% 9/1/38	340,856	381,532
5.50% 10/1/38	14,152	15,765
5.50% 11/1/38	456,649	511,839
5.50% 12/1/38	1,442,879	1,614,137
5.50% 4/1/39	309,835	344,752
5.50% 10/1/39	10,328,847	11,492,833
5.50% 11/1/39	66,989	74,538
5.50% 12/1/39	7,281	8,102
5.50% 3/1/40	10,098	11,314
5.50% 5/1/40	727,860	809,884
5.50% 7/1/40	3,067,771	3,413,507
5.50% 9/1/41	4,024,297	4,497,332
6.00% 4/1/32	15,898	18,184
6.00% 8/1/34	357,979	407,369
6.00% 11/1/34	19,466	22,158
6.00% 7/1/35	74,966	84,985
6.00% 9/1/35	31,087	35,102
6.00% 11/1/35	3,860	4,401
6.00% 12/1/35	605,122	687,707
6.00% 1/1/36	273,927	311,185
6.00% 5/1/36	576,082	653,139
6.00% 6/1/36	596,213	676,392
6.00% 9/7/36	97,333	110,264
6.00% 12/1/36	461,237	524,755
6.00% 2/1/37	1,285,465	1,457,535
6.00% 5/1/37	3,568,781	4,029,252
6.00% 6/1/37	232,316	265,703

LVIP Delaware Bond Fund–3

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 7/1/37	257,712	$292,273
6.00% 8/1/37	3,093,788	3,506,197
6.00% 9/1/37	1,031,486	1,166,746
6.00% 10/1/37	671,384	759,268
6.00% 11/1/37	615,392	702,405
6.00% 1/1/38	1,701,955	1,921,554
6.00% 3/1/38	9,691	11,089
6.00% 5/1/38	6,367,362	7,202,367
6.00% 6/1/38	216,710	246,721
6.00% 7/1/38	220,089	248,486
6.00% 9/1/38	1,196,963	1,352,958
6.00% 10/1/38	5,035,530	5,687,754
6.00% 11/1/38	1,066,748	1,212,675
6.00% 1/1/39	2,255,471	2,547,730
6.00% 4/1/39	9,031	10,336
6.00% 9/1/39	18,517,606	20,932,736
6.00% 10/1/39	448,648	512,231
6.00% 2/1/40	459,939	519,283
6.00% 3/1/40	2,073,398	2,343,100
6.00% 4/1/40	1,030,681	1,164,773
6.00% 9/1/40	1,609,134	1,822,015
6.00% 11/1/40	664,847	760,904
6.00% 5/1/41	2,542,136	2,878,101
6.00% 7/1/41	536,992	614,188
6.50% 3/1/32	188	214
6.50% 8/1/34	5,293	6,024
6.50% 1/1/36	40,196	45,499
6.50% 2/1/36	26,592	30,100
6.50% 6/1/36	836,778	964,507
6.50% 8/1/36	71,902	81,389
6.50% 9/1/36	5,816	6,584
6.50% 10/1/36	644,386	729,406
6.50% 11/1/36	1,293	1,463
6.50% 3/1/37	8,136	9,323
6.50% 8/1/37	207,598	234,989
6.50% 11/1/37	1,807	2,089
6.50% 1/1/38	1,314	1,487
6.50% 6/1/39	7,164	8,109
7.00% 12/1/37	78,151	83,503
7.50% 4/1/31	76,289	86,702
7.50% 4/1/32	7,622	8,878
7.50% 9/1/32	422	492
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/44	212,981,000	209,361,984
3.50% 11/1/44	80,208,000	81,743,237
4.00% 10/1/44	79,376,000	83,647,421
4.00% 11/1/44	266,210,000	279,703,519
4.50% 11/1/44	309,518,000	333,082,472
5.00% 11/1/44	14,028,000	15,445,102
Freddie Mac ARM
•2.338% 4/1/34	82,524	87,834

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac ARM (continued)
•2.526% 1/1/44	12,408,516	$12,650,762
Freddie Mac Relocation 30 yr
5.00% 9/1/33	199,512	218,128
Freddie Mac S.F. 15 yr
3.00% 5/1/28	10,173,455	10,505,200
4.00% 12/1/20	30,121	31,881
4.00% 4/1/25	459,909	490,906
4.00% 5/1/25	6,290,867	6,659,990
4.00% 8/1/25	52,204	55,745
4.00% 4/1/26	203,281	216,924
4.00% 9/1/26	1,648,761	1,759,026
4.00% 11/1/26	901,275	958,091
4.50% 7/1/25	699,552	749,125
4.50% 6/1/26	1,630,710	1,741,504
5.00% 6/1/18	261,838	276,441
5.50% 6/1/21	12,722	13,889
6.00% 4/1/17	799	827
6.00% 8/1/17	2,707	2,848
6.50% 8/1/16	372	383
Freddie Mac S.F. 20 yr
3.50% 1/1/34	790,572	822,156
3.50% 3/1/34	44,705	46,422
4.00% 11/1/32	1,363,599	1,455,677
5.00% 10/1/23	1,583	1,742
5.00% 9/1/25	2,027,095	2,230,755
5.50% 1/1/23	3,795	4,212
5.50% 2/1/24	256,653	285,541
5.50% 7/1/26	110,041	122,745
5.50% 3/1/27	244,607	273,033
5.50% 9/1/27	392,745	438,272
5.50% 10/1/27	150,279	167,555
Freddie Mac S.F. 30 yr
3.00% 10/1/42	3,805,035	3,775,014
3.00% 11/1/42	2,912,302	2,898,355
3.50% 11/1/41	385,898	395,711
4.50% 10/1/39	1,504,442	1,623,315
4.50% 3/1/42	12,600,257	13,602,753
5.50% 4/1/33	14,320	16,039
5.50% 3/1/34	450,968	505,342
5.50% 12/1/34	449,901	505,898
5.50% 1/1/35	3,230	3,619
5.50% 11/1/35	180,889	200,765
5.50% 6/1/36	290,380	324,029
5.50% 11/1/36	702,284	783,135
5.50% 12/1/36	357,605	398,309
5.50% 1/1/37	451,599	503,418
5.50% 4/1/38	5,647,792	6,290,443
5.50% 6/1/38	400,360	445,919
5.50% 4/1/39	283,249	315,169
5.50% 2/1/40	2,942,166	3,273,343
5.50% 3/1/40	1,596,926	1,778,648

LVIP Delaware Bond Fund–4

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 5/1/40	520,392	$579,488
5.50% 8/1/40	14,928,439	16,612,707
5.50% 1/1/41	1,821,774	2,027,775
5.50% 6/1/41	13,187,455	14,677,346
6.00% 6/1/34	229,274	261,887
6.00% 2/1/36	1,403,981	1,599,864
6.00% 10/1/36	2,433	2,780
6.00% 1/1/38	692,102	779,514
6.00% 6/1/38	1,826,210	2,059,020
6.00% 7/1/38	17,155	19,329
6.00% 8/1/38	4,550,188	5,198,558
6.00% 5/1/40	773,630	872,415
6.50% 8/1/36	276	312
6.50% 6/1/37	6,769	7,775
6.50% 9/1/38	799	903
6.50% 4/1/39	2,936,037	3,319,793
7.00% 11/1/33	48,990	56,883
GNMA I S.F. 30 yr
5.00% 6/15/40	940,271	1,034,897
7.00% 12/15/34	1,231,092	1,446,447
7.50% 12/15/31	6,419	7,651
7.50% 7/15/32	23,202	26,674
GNMA II S.F. 15 yr 3.50% 5/20/27	502,709	530,983

Total Agency Mortgage-Backed Securities (Cost $1,826,215,935)		1,837,845,641

AGENCY OBLIGATIONS–0.66%
Fannie Mae 2.625% 9/6/24	6,405,000	6,314,113
Federal Home Loan Banks
0.25% 10/2/15	31,000,000	31,011,873
Tennessee Valley Authority
2.875% 9/15/24	7,955,000	7,912,218

Total Agency Obligations (Cost $45,217,199)		45,238,204

COMMERCIAL MORTGAGE-BACKED SECURITIES–4.11%
Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	3,745,457	3,961,038
•Series 2007-4 AM 6.015% 2/10/51	6,355,000	6,998,094
CD Commercial Mortgage Trust
•Series 2005-CD1 AM 5.40% 7/15/44	3,400,000	3,525,909
•Series 2005-CD1 C 5.40% 7/15/44	3,885,000	3,993,399
Citigroup Commercial Mortgage Trust Series 2014-GC23 AS 3.863% 7/10/47	2,725,000	2,773,102

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
¿Commercial Mortgage Pass-Through Certificates
Series 2014-LC17 A5 3.917% 10/10/47	7,150,000	$7,432,648
Commercial Mortgage Trust
Series 2014-CR19 A5 3.796% 8/10/47	6,835,000	6,983,449
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.642% 2/15/39	226,351	228,033
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	13,406,000	14,968,228
#•Series 2011-LC1A C 144A 5.73% 11/10/46	7,500,000	8,360,520
FREMF Mortgage Trust
#•Series 2011-K10 144A 4.774% 11/25/49	9,155,000	9,749,132
#•Series 2011-K15 B 144A 5.099% 8/25/44	3,890,000	4,208,832
#•Series 2011-K702 B 144A 4.936% 4/25/44	1,640,000	1,744,475
#•Series 2012-K19 B 144A 4.176% 5/25/45	1,245,000	1,277,227
#•Series 2012-K708 B 144A 3.891% 2/25/45	13,690,000	14,080,275
#•Series 2013-K26 144A 3.723% 12/25/45	4,900,000	4,820,282
#•Series 2013-K33 B 144A 3.619% 8/25/46	4,025,000	3,927,297
#•Series 2013-K712 144A 3.484% 5/25/45	19,035,000	19,053,559
#•Series 2013-K713 144A 3.274% 4/25/46	10,080,000	9,960,240
#•Series 2014-K716 B 144A 3.954% 8/25/47	3,320,000	3,370,003
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	9,833,420	9,909,157
•Series 2006-GG6 A4 5.553% 4/10/38	3,547,000	3,695,974
#Series 2010-C1 A2 144A 4.592% 8/10/43	8,565,000	9,356,457
#•Series 2010-C1 C 144A 5.635% 8/10/43	3,460,000	3,756,730
#Grace Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	10,030,000	10,282,947
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	4,900,000	5,018,119

LVIP Delaware Bond Fund–5

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	11,118,000	$11,156,513
#Series 2013-HLT BFX 144A 3.367% 11/5/30	12,985,000	13,193,513
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	4,184,142	4,161,326
Series 2014-C21 AS 3.997% 8/15/47	2,580,000	2,630,163
Series 2014-C22 A4 3.801% 9/15/47	8,460,000	8,679,639
•Series 2014-C22 B 4.714% 9/15/47	5,505,000	5,716,315
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB11 E 5.647% 8/12/37	1,895,000	2,025,927
•Series 2005-LDP5 D 5.559% 12/15/44	3,600,000	3,713,972
Series 2006-LDP8 AM 5.44% 5/15/45	11,962,000	12,815,441
#•Series 2011-C5 B 144A 5.50% 8/15/46	2,500,000	2,795,378
#Series 2012-LC9 AS 144A 3.353% 12/15/47	2,470,000	2,450,709
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	249,982	256,656
•Series 2005-C3 B 4.895% 7/15/40	1,835,000	1,863,531
•Series 2006-C6 AJ 5.452% 9/15/39	6,040,000	6,383,779
Series 2006-C6 AM 5.413% 9/15/39	2,640,000	2,839,420
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18 A4 3.923% 10/15/47	4,905,000	5,076,675
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.38% 11/14/42	4,770,000	4,922,564
Series 2005-IQ9 A5 4.70% 7/15/56	2,769,965	2,772,785
•Series 2006-T21 AM 5.204% 10/12/52	4,760,000	4,974,771
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	3,716,000	3,992,649
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	2,395,000	2,354,833

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	4,275,000	$4,403,036

Total Commercial Mortgage-Backed Securities (Cost $281,388,558)		282,614,721

CORPORATE BONDS–40.47%
Air Freight & Logistics–0.20%
#Aviation Capital Group 144A 6.75% 4/6/21	5,665,000	6,458,100
United Parcel Service 5.125% 4/1/19	6,265,000	7,057,936

		13,516,036

Airlines–0.18%
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	3,360,000	3,372,600
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	2,650,000	2,663,250
¿United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	6,320,000	6,399,000

		12,434,850

Auto Components–0.59%
Delphi 4.15% 3/15/24	8,476,000	8,663,142
Magna International 3.625% 6/15/24	14,785,000	14,721,232
#TRW Automotive 144A 4.45% 12/1/23	16,660,000	16,868,250

		40,252,624

Automobiles–0.12%
General Motors 3.50% 10/2/18	5,480,000	5,596,450
#Hyundai Capital America 144A 2.55% 2/6/19	2,470,000	2,491,981

		8,088,431

Beverages–0.20%
#Pernod-Ricard 144A 5.75% 4/7/21	11,993,000	13,677,201

		13,677,201

Biotechnology–0.55%
Amgen 3.625% 5/22/24	6,085,000	6,041,857
Celgene
3.25% 8/15/22	15,170,000	15,093,725
3.95% 10/15/20	5,845,000	6,200,242
Gilead Sciences 3.70% 4/1/24	10,115,000	10,352,015

		37,687,839

LVIP Delaware Bond Fund–6

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Capital Markets–0.54%
Jefferies Group
5.125% 1/20/23	7,770,000	$8,272,703
6.45% 6/8/27	2,021,000	2,274,474
6.50% 1/20/43	1,560,000	1,729,627
Lazard Group
4.25% 11/14/20	8,100,000	8,479,283
6.85% 6/15/17	7,870,000	8,872,780
State Street 3.10% 5/15/23	7,760,000	7,540,330

		37,169,197

Chemicals–2.23%
Braskem Finance 6.45% 2/3/24	4,650,000	4,847,625
Celanese US Holdings 4.625% 11/15/22	6,385,000	6,289,225
CF Industries
5.15% 3/15/34	7,000,000	7,399,280
5.375% 3/15/44	7,740,000	8,130,359
6.875% 5/1/18	15,842,000	18,362,351
Dow Chemical
3.50% 10/1/24	5,025,000	4,911,601
4.25% 10/1/34	10,605,000	10,244,960
8.55% 5/15/19	18,837,000	23,698,378
Eastman Chemical 4.65% 10/15/44	2,575,000	2,462,923
Monsanto 4.40% 7/15/44	29,615,000	29,470,538
Mosaic 5.625% 11/15/43	19,195,000	21,503,871
OCP
#144A 5.625% 4/25/24	4,550,000	4,744,285
#144A 6.875% 4/25/44	3,640,000	3,941,028
#Phosagro 144A 4.204% 2/13/18	4,513,000	4,377,610
Rockwood Specialties Group 4.625% 10/15/20	2,870,000	2,974,038

		153,358,072

Commercial Banks–5.09%
Abbey National Treasury Services 2.35% 9/10/19	1,590,000	1,571,473
#Banco de Costa Rica 144A 5.25% 8/12/18	2,550,000	2,607,375
#•Banco Santander Mexico 144A 5.95% 1/30/24	3,300,000	3,489,750
BanColombia 5.95% 6/3/21	2,270,000	2,502,675
Barclays Bank
2.75% 2/23/15	9,792,000	9,880,784
4.375% 9/11/24	2,475,000	2,402,557
7.625% 11/21/22	5,120,000	5,511,680
BB&T 5.25% 11/1/19	19,960,000	22,424,501
#•BBVA Banco Continental 144A 5.25% 9/22/29	2,890,000	2,911,386
#BBVA Bancomer 144A 7.25% 4/22/20	5,775,000	6,566,175

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Branch Banking & Trust
•0.554% 9/13/16	9,948,000	$9,935,018
3.80% 10/30/26	11,915,000	11,888,453
City National 5.25% 9/15/20	5,562,000	6,194,016
Credit Suisse 3.625% 9/9/24	2,455,000	2,425,128
#144A 6.50% 8/8/23	7,495,000	8,169,925
Export-Import Bank of China
#144A 2.50% 7/31/19	4,870,000	4,826,574
#144A 3.625% 7/31/24	5,030,000	4,969,172
#HBOS 144A 6.75% 5/21/18	8,268,000	9,367,644
HSBC Holdings
•5.625% 12/29/49	4,570,000	4,543,723
•6.375% 12/29/49	11,670,000	11,670,000
#ING Bank 144A 5.80% 9/25/23	11,965,000	13,202,947
JPMorgan Chase 3.875% 9/10/24	9,030,000	8,863,333
KeyBank 6.95% 2/1/28	9,418,000	12,070,504
#Magyar Export-Import Bank Zrt 144A 4.00% 1/30/20	1,915,000	1,903,989
Morgan Stanley 4.35% 9/8/26	26,795,000	26,395,219
•National City Bank 0.603% 6/7/17	5,705,000	5,686,773
Northern Trust 3.95% 10/30/25	4,070,000	4,222,540
#•Oversea-Chinese Banking 144A 4.00% 10/15/24	7,505,000	7,590,054
PNC Bank 6.875% 4/1/18	10,370,000	12,021,267
PNC Funding 5.625% 2/1/17	78,000	85,077
#•PNC Preferred Funding Trust II 144A 1.457% 3/31/49	11,400,000	11,072,250
Rabobank 4.625% 12/1/23	19,520,000	20,260,686
Santander Holdings USA 3.45% 8/27/18	14,065,000	14,677,657
#Santander UK 144A 5.00% 11/7/23	14,450,000	15,188,019
•SunTrust Bank 0.525% 8/24/15	3,810,000	3,807,333
SVB Financial Group 5.375% 9/15/20	1,330,000	1,491,624
#Turkiye Garanti Bankasi As 144A 4.75% 10/17/19	4,352,000	4,356,352
U.S. Bank 4.95% 10/30/14	2,110,000	2,117,381
US Bancorp 3.60% 9/11/24	10,185,000	10,085,900
•USB Capital IX 3.50% 10/29/49	21,538,000	18,414,990
•Wells Fargo 5.90% 12/29/49	5,485,000	5,601,556
Woori Bank
#144A 2.875% 10/2/18	3,590,000	3,662,066
#144A 4.75% 4/30/24	4,750,000	4,813,536
Zions Bancorp 4.50% 6/13/23	8,370,000	8,779,209

		350,228,271

LVIP Delaware Bond Fund–7

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies–0.16%
Brambles USA
#144A 3.95% 4/1/15	2,880,000	$2,925,207
#144A 5.35% 4/1/20	7,160,000	8,037,028

		10,962,235

Computers & Peripherals–0.26%
NetApp 3.25% 12/15/22	6,120,000	5,980,440
#Seagate HDD Cayman 144A 4.75% 1/1/25	11,935,000	11,935,000

		17,915,440

Construction & Engineering–0.20%
#OAS Finance 144A 8.00% 7/2/21	2,380,000	2,290,750
#OAS Investments GMBH 144A 8.25% 10/19/19	1,700,000	1,672,307
#Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22	4,817,054	4,985,650
URS
3.85% 4/1/17	1,125,000	1,161,815
5.00% 4/1/22	3,655,000	3,710,015

		13,820,537

Construction Materials–0.30%
Cemex
#144A 5.875% 3/25/19	1,770,000	1,783,275
#144A 9.50% 6/15/18	2,835,000	3,170,806
Cemex SAB de CV
#144A 5.70% 1/11/25	1,730,000	1,671,180
#144A 7.25% 1/15/21	2,910,000	3,084,600
#Tenedora Nemak 144A 5.50% 2/28/23	5,870,000	6,046,100
#Votorantim Cimentos 144A 7.25% 4/5/41	5,050,000	5,239,375

		20,995,336

Consumer Finance–0.84%
Ford Motor Credit 5.875% 8/2/21	16,825,000	19,373,449
#Hyundai Capital America 144A 2.125% 10/2/17	4,480,000	4,537,537
SunTrust Banks 2.35% 11/1/18	3,990,000	4,003,430
Wells Fargo 4.10% 6/3/26	29,860,000	29,796,100

		57,710,516

Containers & Packaging–0.17%
Rock Tenn
3.50% 3/1/20	7,775,000	7,914,445
4.00% 3/1/23	3,670,000	3,732,008

		11,646,453

Diversified Consumer Services–0.06%
#ENA Norte Trust 144A 4.95% 4/25/23	2,063,834	2,135,924

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Consumer Services (continued)
#Red de Carreteras de Occidente SAPIB de CV 144A 9.00% 6/10/28	MXN	30,000,000	$2,150,461

			4,286,385

Diversified Financial Services–2.75%
Bank of America
4.20% 8/26/24		28,030,000	27,821,064
•6.25% 9/29/49		15,630,000	15,605,570
#Capital Fund Propriety 144A 3.903% 6/24/20		2,114,000	2,106,073
Corp Financiera De Desarrollo
#144A 3.25% 7/15/19		1,350,000	1,350,000
#•144A 5.25% 7/15/29		2,085,000	2,118,881
Credit Suisse Group
#•144A 6.25% 12/29/49		3,375,000	3,275,437
#•144A 7.50% 12/11/49		4,595,000	4,836,237
#ERAC USA Finance 144A 5.25% 10/1/20		12,456,000	14,059,012
Ford Motor Credit 3.664% 9/8/24		4,100,000	4,023,264
General Electric Capital
2.10% 12/11/19		3,860,000	3,841,704
3.45% 5/15/24		9,990,000	10,031,528
#144A 3.80% 6/18/19		4,305,000	4,590,288
6.00% 8/7/19		10,904,000	12,730,682
•7.125% 12/15/49		16,055,000	18,611,807
General Motors Financial
3.00% 9/25/17		4,770,000	4,823,663
4.375% 9/25/21		6,500,000	6,654,375
JPMorgan Chase
3.50% 12/18/26	GBP	241,000	390,723
•6.75% 8/29/49		15,210,000	16,054,155
•Lloyds Banking Group 7.50% 4/30/49		13,465,000	13,902,613
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		9,921,000	9,834,191
Royal Bank of Scotland Group 5.125% 5/28/24		6,625,000	6,521,710
#Suam Finance 144A 4.875% 4/17/24		2,200,000	2,244,000
#Temasek Financial I 144A 2.375% 1/23/23		2,910,000	2,800,954
#•USB Realty 144A 1.381% 12/22/49		715,000	664,056

			188,891,987

Diversified Telecommunication Services–1.41%
AT&T 4.80% 6/15/44		22,575,000	22,329,474

LVIP Delaware Bond Fund–8

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24	5,970,000	$6,391,422
CenturyLink 5.80% 3/15/22	7,008,000	7,218,240
#Digicel Group 144A 8.25% 9/30/20	5,910,000	6,117,441
#Oi 144A 5.75% 2/10/22	3,482,000	3,290,838
#SBA Tower Trust 144A 2.24% 4/15/18	5,285,000	5,218,166
#SES 144A 3.60% 4/4/23	16,367,000	16,539,475
Telefonica Emisiones 4.57% 4/27/23	17,540,000	18,345,770
Verizon Communications
5.15% 9/15/23	5,160,000	5,718,168
6.55% 9/15/43	4,698,000	5,878,166

		97,047,160

Electric Utilities–3.25%
AES Gener
#144A 5.25% 8/15/21	2,390,000	2,530,441
#•144A 8.375% 12/18/73	3,031,000	3,425,030
#American Transmission Systems 144A 5.25% 1/15/22	11,987,000	13,298,066
Berkshire Hathaway Energy 3.75% 11/15/23	9,680,000	9,948,930
Cleveland Electric Illuminating 5.50% 8/15/24	7,535,000	8,692,557
ComEd Financing III 6.35% 3/15/33	4,578,000	4,726,785
Commonwealth Edison 5.95% 8/15/16	522,000	570,142
Electricite de France
#144A 4.60% 1/27/20	5,470,000	6,045,274
#•144A 5.25% 12/29/49	16,755,000	17,069,156
#•Enel 144A 8.75% 9/24/73	13,685,000	15,926,603
Entergy Arkansas 3.70% 6/1/24	2,815,000	2,899,695
Entergy Louisiana 4.05% 9/1/23	7,435,000	7,955,532
Entergy Mississippi 3.10% 7/1/23	4,960,000	4,898,848
Great Plains Energy
4.85% 6/1/21	6,243,000	6,886,716
5.292% 6/15/22	5,526,000	6,295,910
Ipalco Enterprises 5.00% 5/1/18	2,440,000	2,583,350
ITC Holdings 3.65% 6/15/24	14,750,000	14,734,011
LG&E & KU Energy
3.75% 11/15/20	6,819,000	7,093,826
4.375% 10/1/21	12,420,000	13,382,326
#Metropolitan Edison 144A 4.00% 4/15/25	8,455,000	8,476,011
NextEra Energy Capital Holdings
2.40% 9/15/19	8,525,000	8,480,414
3.625% 6/15/23	4,090,000	4,148,602

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
NV Energy 6.25% 11/15/20	8,185,000	$9,638,304
Pennsylvania Electric 5.20% 4/1/20	6,983,000	7,725,712
Public Service of New Hampshire 3.50% 11/1/23	4,715,000	4,873,499
Public Service of Oklahoma 5.15% 12/1/19	7,063,000	7,889,286
Saudi Electricity Global Sukuk 3
#144A 4.00% 4/8/24	3,125,000	3,218,750
#144A 5.50% 4/8/44	951,000	1,005,683
Southwestern Electric Power 6.45% 1/15/19	3,925,000	4,583,309
State Grid Overseas Investment 2014
#144A 2.75% 5/7/19	3,220,000	3,230,156
#144A 4.125% 5/7/24	5,795,000	5,953,157
#Transelec 144A 4.25% 1/14/25	5,145,000	5,118,894

		223,304,975

Electronic Equipment, Instruments & Components–0.21%
Thermo Fisher Scientific
2.40% 2/1/19	7,840,000	7,860,164
4.15% 2/1/24	6,200,000	6,431,632

		14,291,796

Food Products–0.46%
Brasil Foods
#144A 3.95% 5/22/23	2,750,000	2,594,487
#144A 5.875% 6/6/22	2,170,000	2,349,025
#Cosan Luxembourg 144A 5.00% 3/14/23	2,550,000	2,454,375
#JBS Investments 144A 7.75% 10/28/20	6,410,000	6,842,675
#Minerva Luxembourg 144A 7.75% 1/31/23	2,800,000	2,857,400
Sysco
3.50% 10/2/24	5,995,000	6,023,800
4.35% 10/2/34	8,645,000	8,799,478

		31,921,240

Health Care Equipment & Supplies–0.66%
Boston Scientific
2.65% 10/1/18	4,075,000	4,118,761
6.00% 1/15/20	16,769,000	19,140,640
CareFusion 6.375% 8/1/19	11,104,000	12,821,944
Zimmer Holdings 4.625% 11/30/19	8,274,000	9,037,583

		45,118,928

Health Care Providers & Services–0.32%
Highmark
#144A 4.75% 5/15/21	2,823,000	2,869,690
#144A 6.125% 5/15/41	1,062,000	1,075,322
McKesson 3.796% 3/15/24	13,910,000	14,053,843

LVIP Delaware Bond Fund–9

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Quest Diagnostics 2.70% 4/1/19	4,045,000	$4,069,452

		22,068,307

Hotels, Restaurants & Leisure–0.46%
International Game Technology 5.35% 10/15/23	10,450,000	10,765,611
Marriott International 3.375% 10/15/20	4,820,000	4,952,420
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	5,225,000	5,159,155
4.50% 10/1/34	3,230,000	3,151,123
Wyndham Worldwide
4.25% 3/1/22	2,480,000	2,514,782
5.625% 3/1/21	4,630,000	5,147,569

		31,690,660

Independent Power Producers & Energy Traders–0.24%
#Comision Federal de Electricidad 144A 4.875% 1/15/24	2,370,000	2,496,795
Exelon Generation 4.25% 6/15/22	13,300,000	13,729,071

		16,225,866

Insurance–2.11%
•Allstate 5.75% 8/15/53	7,065,000	7,537,472
American International Group
•8.175% 5/15/58	1,500,000	2,028,750
8.25% 8/15/18	12,897,000	15,766,518
Berkshire Hathaway Finance 2.90% 10/15/20	6,595,000	6,712,958
•Chubb 6.375% 3/29/67	12,793,000	14,088,291
#Five Corners Funding Trust 144A 4.419% 11/15/23	21,995,000	23,064,749
•ING US 5.65% 5/15/53	7,175,000	7,246,750
Liberty Mutual Group
#144A 4.25% 6/15/23	10,140,000	10,382,072
#144A 4.95% 5/1/22	1,974,000	2,128,564
MetLife
3.60% 4/10/24	7,620,000	7,716,492
6.40% 12/15/36	50,000	56,000
6.817% 8/15/18	9,639,000	11,313,738
#MetLife Capital Trust IV 144A 7.875% 12/15/37	589,000	756,865
#MetLife Capital Trust X 144A 9.25% 4/8/38	7,696,000	11,139,960
Prudential Financial
4.50% 11/15/20	1,836,000	1,991,702
•5.625% 6/15/43	3,710,000	3,885,112
•5.875% 9/15/42	3,195,000	3,402,675
Teachers Insurance & Annuity Association of America
#•144A 4.375% 9/15/54	3,705,000	3,741,235
#144A 4.90% 9/15/44	7,190,000	7,356,441

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
•XL Group 6.50% 12/31/49	5,100,000	$4,947,000

		145,263,344

Internet Software & Services–0.32%
Baidu
2.75% 6/9/19	5,245,000	5,219,488
3.25% 8/6/18	6,475,000	6,678,613
Expedia 4.50% 8/15/24	5,070,000	5,034,779
#Tencent Holdings 144A 3.375% 5/2/19	5,225,000	5,287,057

		22,219,937

Machinery–0.58%
Crane
2.75% 12/15/18	1,905,000	1,940,896
4.45% 12/15/23	8,380,000	8,801,070
General Electric 4.50% 3/11/44	7,480,000	7,786,889
Ingersoll-Rand Global Holding 4.25% 6/15/23	13,445,000	14,125,263
Trinity Industries 4.55% 10/1/24	7,045,000	7,071,398

		39,725,516

Media–2.55%
#British Sky Broadcasting Group 144A 3.75% 9/16/24	11,135,000	11,132,283
CC Holdings GS V 3.849% 4/15/23	995,000	980,483
#Columbus International 144A 7.375% 3/30/21	7,045,000	7,353,219
Comcast
3.375% 2/15/25	24,150,000	23,872,541
4.20% 8/15/34	4,780,000	4,754,805
4.75% 3/1/44	2,155,000	2,282,675
DIRECTV Holdings
4.45% 4/1/24	20,095,000	20,968,550
5.15% 3/15/42	1,755,000	1,781,083
Grupo Televisa SAB 5.00% 5/13/45	5,135,000	5,098,490
Historic TW 6.875% 6/15/18	17,977,000	21,014,718
Interpublic Group 2.25% 11/15/17	1,485,000	1,491,948
#SES Global Americas Holdings 144A 5.30% 3/25/44	4,785,000	5,074,693
Time Warner 3.55% 6/1/24	10,450,000	10,320,922
Time Warner Cable
4.00% 9/1/21	8,215,000	8,657,008
8.25% 4/1/19	13,209,000	16,467,409
Viacom
4.875% 6/15/43	13,200,000	13,221,080
5.25% 4/1/44	8,085,000	8,387,403
#VTR Finance 144A 6.875% 1/15/24	5,490,000	5,695,875

LVIP Delaware Bond Fund–10

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
WPP Finance 2010 5.625% 11/15/43	5,960,000	$6,499,487

		175,054,672

Metals & Mining–0.66%
ArcelorMittal 10.35% 6/1/19	13,421,000	16,423,949
#FMG Resources August 2006 144A 6.875% 4/1/22	9,935,000	10,146,119
#Gerdau Holdings 144A 7.00% 1/20/20	3,080,000	3,480,400
#MMC Norilsk Nickel 144A 5.55% 10/28/20	2,000,000	1,995,000
#Tupy Overseas 144A 6.625% 7/17/24	3,450,000	3,527,625
#Vedanta Resources 144A 6.00% 1/31/19	4,145,000	4,207,175
#Yamana Gold 144A 4.95% 7/15/24	5,690,000	5,675,092

		45,455,360

Multi-Utilities–0.94%
Ameren Illinois 9.75% 11/15/18	14,616,000	18,913,879
American Water Capital 3.40% 3/1/25	6,250,000	6,237,344
CenterPoint Energy 5.95% 2/1/17	299,000	329,962
CMS Energy 6.25% 2/1/20	3,749,000	4,397,978
•Integrys Energy Group 6.11% 12/1/66	9,088,000	9,272,595
NiSource Finance 6.125% 3/1/22	6,578,000	7,713,830
Puget Energy 6.00% 9/1/21	2,034,000	2,368,595
SCANA 4.125% 2/1/22	5,188,000	5,360,911
•Wisconsin Energy 6.25% 5/15/67	9,790,000	10,138,739

		64,733,833

Office Electronics–0.06%
Xerox 6.35% 5/15/18	3,891,000	4,449,619

		4,449,619

Oil, Gas & Consumable Fuels–4.99%
Anadarko Petroleum 3.45% 7/15/24	5,990,000	5,895,400
Cimarex Energy 4.375% 6/1/24	4,740,000	4,787,400
#CNOOC Finance 2012 144A 3.875% 5/2/22	3,322,000	3,333,242
CNOOC Nexen Finance 2014 4.25% 4/30/24	9,280,000	9,423,794
Continental Resources 4.50% 4/15/23	19,320,000	20,047,321
El Paso Pipeline Partners Operating 4.30% 5/1/24	23,715,000	23,678,242

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
•Enbridge Energy Partners 8.05% 10/1/37	7,852,000	$8,872,760
Energy Transfer Partners
5.15% 2/1/43	5,060,000	4,906,277
5.95% 10/1/43	20,480,000	22,033,265
9.70% 3/15/19	4,776,000	6,117,306
EnLink Midstream Partners 4.40% 4/1/24	14,275,000	14,844,401
Ensco 4.50% 10/1/24	9,510,000	9,561,088
•Enterprise Products Operating 7.034% 1/15/68	11,034,000	12,477,678
#KazMunayGas National JSC 144A 9.125% 7/2/18	5,980,000	7,019,025
Kinder Morgan Energy Partners 9.00% 2/1/19	8,231,000	10,264,979
Lukoil International Finance
6.125% 11/9/20	3,306,000	3,339,060
#144A 6.125% 11/9/20	2,685,000	2,711,850
Marathon Petroleum 4.75% 9/15/44	22,275,000	21,466,818
Newfield Exploration 5.625% 7/1/24	5,105,000	5,487,875
#Oleoducto Central 144A 4.00% 5/7/21	5,695,000	5,704,682
ONGC Videsh 2.50% 5/7/18	5,950,000	5,897,878
Pacific Rubiales Energy
#144A 5.375% 1/26/19	2,000,000	2,035,000
#144A 5.625% 1/19/25	2,495,000	2,403,808
#144A 7.25% 12/12/21	4,740,000	5,178,450
#Pertamina Persero 144A 4.875% 5/3/22	3,145,000	3,156,008
Petrobras Global Finance 4.875% 3/17/20	11,705,000	11,888,827
Petrobras International Finance 5.375% 1/27/21	3,136,000	3,185,612
Petroleos de Venezuela 9.00% 11/17/21	2,535,000	1,704,787
Plains All American Pipeline 8.75% 5/1/19	7,183,000	9,104,804
Plains Exploration & Production 6.50% 11/15/20	2,909,000	3,192,977
Pride International 6.875% 8/15/20	18,001,000	21,248,776
#•PTT Exploration & Production 144A 4.875% 12/29/49	6,680,000	6,763,500
Statoil 2.90% 11/8/20	4,485,000	4,579,970
Sunoco Logistics Partners Operations 3.45% 1/15/23	10,245,000	9,954,319
Talisman Energy 5.50% 5/15/42	13,435,000	13,724,806
TransCanada PipeLines
3.80% 10/1/20	132,000	139,264
•6.35% 5/15/67	12,098,000	12,521,430

LVIP Delaware Bond Fund–11

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Williams 4.55% 6/24/24	5,800,000	$5,748,943
Williams Partners 7.25% 2/1/17	6,510,000	7,335,149
#Woodside Finance 144A 8.75% 3/1/19	7,009,000	8,767,362
#YPF 144A 8.75% 4/4/24	2,400,000	2,454,000

		342,958,133

Paper & Forest Products–0.54%
Fibria Overseas Finance 5.25% 5/12/24	4,555,000	4,503,756
Georgia-Pacific 8.00% 1/15/24	13,854,000	18,584,448
International Paper
3.65% 6/15/24	6,530,000	6,348,564
4.80% 6/15/44	490,000	476,423
6.00% 11/15/41	6,205,000	7,083,088

		36,996,279

Pharmaceuticals–1.01%
Express Scripts Holding
2.25% 6/15/19	5,730,000	5,655,980
3.50% 6/15/24	12,680,000	12,441,045
#Forest Laboratories 144A 4.375% 2/1/19	11,075,000	11,668,598
Perrigo
#144A 4.00% 11/15/23	15,000,000	15,288,855
#144A 5.30% 11/15/43	2,800,000	3,035,220
Zoetis
1.875% 2/1/18	7,750,000	7,701,167
3.25% 2/1/23	13,950,000	13,667,094

		69,457,959

Real Estate Investment Trusts–2.02%
Alexandria Real Estate Equities
3.90% 6/15/23	5,320,000	5,310,897
4.50% 7/30/29	3,600,000	3,610,256
4.60% 4/1/22	6,817,000	7,167,401
American Tower Trust I
#144A 1.551% 3/15/43	9,885,000	9,732,549
#144A 3.07% 3/15/23	6,675,000	6,573,006
Brandywine Operating Partnership 4.10% 10/1/24	1,265,000	1,252,396
CBL & Associates 5.25% 12/1/23	4,960,000	5,335,060
#Comcel Trust 144A 6.875% 2/6/24	1,850,000	1,956,375
Corporate Office Properties
3.60% 5/15/23	4,970,000	4,762,080
5.25% 2/15/24	5,560,000	5,936,373
DDR
4.75% 4/15/18	3,752,000	4,050,922
7.50% 4/1/17	1,730,000	1,968,835
7.875% 9/1/20	6,092,000	7,579,216
9.625% 3/15/16	478,000	536,767

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Digital Realty Trust 5.875% 2/1/20	3,674,000	$4,086,877
Excel Trust 4.625% 5/15/24	3,845,000	3,915,902
Healthcare Trust of America Holdings 3.375% 7/15/21	3,405,000	3,392,967
Hospitality Properties Trust 4.50% 3/15/25	6,735,000	6,666,869
Host Hotels & Resorts
3.75% 10/15/23	11,990,000	11,878,553
4.75% 3/1/23	1,775,000	1,886,910
5.875% 6/15/19	2,475,000	2,622,861
Regency Centers
4.80% 4/15/21	2,365,000	2,578,787
5.875% 6/15/17	2,897,000	3,212,443
#Trust F 144A 5.25% 12/15/24	4,560,000	4,753,800
#WEA Finance 144A 3.75% 9/17/24	13,885,000	13,875,891
Weyerhaeuser 4.625% 9/15/23	13,438,000	14,258,820

		138,902,813

Real Estate Management & Development–0.08%
WP Carey 4.60% 4/1/24	5,270,000	5,457,796

		5,457,796

Road & Rail–0.30%
Burlington Northern Santa Fe
3.40% 9/1/24	5,810,000	5,740,942
4.90% 4/1/44	8,680,000	9,175,741
Norfolk Southern 3.85% 1/15/24	5,590,000	5,791,777

		20,708,460

Semiconductors & Semiconductor Equipment–0.27%
Broadcom 4.50% 8/1/34	1,715,000	1,755,268
National Semiconductor 6.60% 6/15/17	10,220,000	11,663,340
#Samsung Electronics America 144A 1.75% 4/10/17	5,285,000	5,303,915

		18,722,523

Software–0.23%
Oracle
3.40% 7/8/24	11,005,000	10,983,947
4.50% 7/8/44	5,070,000	5,144,995

		16,128,942

Specialty Retail–0.85%
Bed Bath & Beyond
4.915% 8/1/34	14,740,000	14,693,864
5.165% 8/1/44	5,775,000	5,667,371
QVC
4.375% 3/15/23	16,300,000	16,290,774
#144A 5.45% 8/15/34	7,900,000	7,782,630

LVIP Delaware Bond Fund–12

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
Signet UK Finance 4.70% 6/15/24	9,645,000	$9,716,788
Target 2.30% 6/26/19	3,980,000	3,990,280

		58,141,707

Transportation Infrastructure–0.19%
AP Moeller - Maersk
#144A 2.55% 9/22/19	3,915,000	3,929,020
#144A 3.75% 9/22/24	5,550,000	5,576,229
#DP World 144A 6.85% 7/2/37	3,000,000	3,378,900

		12,884,149

Wireless Telecommunication Services–1.32%
America Movil SAB de CV 5.00% 3/30/20	12,637,000	13,891,980
#Crown Castle Towers 144A 4.883% 8/15/20	30,655,000	33,855,267
#Millicom International Cellular 144A 6.625% 10/15/21	2,750,000	2,866,875
Motorola Solutions 4.00% 9/1/24	9,215,000	9,013,118
#Turk Telekomunikasyon AS 144A 3.75% 6/19/19	2,030,000	1,985,614
#Verizon Communications 144A 4.862% 8/21/46	23,341,000	23,463,867
#VimpelCom 144A 7.748% 2/2/21	5,705,000	5,904,675

		90,981,396

Total Corporate Bonds (Cost $2,702,221,059)		2,782,552,780

MUNICIPAL BONDS–2.18%
Los Angeles, California Department of Water & Power Revenue Taxable Build America Bonds 6.574% 7/1/45	16,555,000	23,117,899
Massachusetts State Transportation Fund Revenue Recovery Zone Economic Development Taxable Build America Bonds 5.731% 6/1/40	6,425,000	7,995,848
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds Series A 7.102% 1/1/41	13,481,000	18,710,415
New Jersey Transportation Trust Fund Authority Transportation Program Series AA 5.00% 6/15/44	4,970,000	5,286,788
New York City, New York

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Series I 5.00% 8/1/22	2,260,000	$2,707,299
New York Metropolitan Transportation Authority Revenue Taxable Build America Bonds Series E 6.814% 11/15/40	3,690,000	5,053,234
New York Sales Tax Asset Receivables Taxable Series B 4.66% 10/15/14 (NATL-RE)	400,000	400,652
New York State Thruway Authority Series A 5.00% 5/1/19	3,280,000	3,806,538
New York Triborough Bridge & Tunnel Authority Revenue Taxable Build America Bond Series A2 5.45% 11/15/32	18,055,000	20,268,904
New York, New York Taxable Build America Bonds Series F-1 6.271% 12/1/37	18,710,000	23,767,313
Oregon State Taxable Pension 5.892% 6/1/27	3,475,000	4,245,651
San Francisco Bay Area California Toll Authority Bridge Revenue Taxable Build America Bonds Series S3 6.907% 10/1/50	11,030,000	15,766,503
State of Maryland Local Facilities Series A 5.00% 8/1/21	3,085,000	3,743,031
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43 (AMT)	2,365,000	2,842,494
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	9,235,000	12,082,058

Total Municipal Bonds (Cost $120,865,897)		149,794,627

NON-AGENCY ASSET-BACKED SECURITIES–5.00%
AEP Texas Central Transition Funding II 5.17% 1/1/18	2,000,000	2,160,860
Ally Master Owner Trust
Series 2013-1 A2 1.00% 2/15/18	4,415,000	4,422,033
•Series 2013-2 A 0.604% 4/15/18	5,000,000	5,007,785
•Series 2014-2 A 0.524% 1/16/18	11,750,000	11,756,145

LVIP Delaware Bond Fund–13

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•ALM VII Series 2012-7A A1
144A 1.654% 10/19/24	14,750,000	$14,714,600
American Express Credit Account Master Trust
•Series 2013-2 A 0.574% 5/17/21	4,230,000	4,246,827
•Series 2014-1 A 0.524% 12/15/21	5,000,000	5,004,400
Series 2014-3 A 1.49% 4/15/20	6,195,000	6,186,990
#ARL Second Series 2014-1A A1 144A 2.92% 6/15/44	6,069,702	6,041,775
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	4,665,000	4,857,567
#Series 2013-1A A 144A 1.92% 9/20/19	6,000,000	5,947,614
#Series 2014-1A A 144A 2.46% 7/20/20	5,670,000	5,667,636
•BA Credit Card Trust Series
2014-A3 A 0.444% 1/15/20	5,230,000	5,230,722
#California Republic Auto Receivables Trust Series 2013-1 A2 144A 1.41% 9/17/18	1,976,696	1,991,495
Capital One Multi-Asset Execution Trust
•Series 2006-A11 A11 0.244% 6/17/19	20,000,000	19,920,440
•Series 2007-A2 A2 0.234% 12/16/19	6,840,000	6,809,124
Series 2007-A7 A7 5.75% 7/15/20	13,484,000	15,086,708
•Series 2013-A2 A2 0.334% 2/15/19	3,500,000	3,499,454
•Series 2014-A3 A3 0.534% 1/18/22	8,000,000	8,008,360
#•Cent CLO Series 2013-20A A 144A 1.714% 1/25/26	9,000,000	9,004,500
CenterPoint Energy Transition Bond IV Series 2012-1 A3 3.028% 10/15/25	4,340,000	4,348,159
Chase Issuance Trust
•Series 2007-B1 B1 0.404% 4/15/19	20,592,000	20,499,233
•Series 2013-A3 A3 0.434% 4/15/20	10,000,000	9,991,450
•Series 2013-A9 A 0.574% 11/16/20	7,500,000	7,515,525
Citibank Credit Card Issuance Trust
•Series 2013-A4 A4 0.575% 7/24/20	4,500,000	4,515,003
•Series 2013-A7 A7 0.584% 9/10/20	750,000	752,898
Series 2014-A5 A5 2.68% 6/7/23	3,980,000	3,986,945

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Citicorp Residential Mortgage Securities
fSeries 2006-3 A4 5.703% 11/25/36	47,025	$47,568
fSeries 2006-3 A5 5.948% 11/25/36	5,708,000	5,707,886
#Dell Equipment Finance Trust
Series 2014-1 A3 144A 0.94% 6/22/20	4,420,000	4,417,180
Discover Card Execution Note Trust
Series 2012-A6 A6 1.67% 1/18/22	8,140,000	7,926,455
Series 2014-A3 A3 1.22% 10/15/19	6,875,000	6,861,546
#•Dryden XVI-Leveraged Loan CDO Series 2006-16A A1 144A 0.474% 10/20/20	7,547,414	7,487,035
#•Flagship CLO Series 2013-7A A1 144A 1.704% 1/20/26	14,000,000	13,981,800
GE Equipment Transportation Series 2014-1 Series 2014-1 A3 0.97% 4/23/18	3,125,000	3,123,041
Golden Credit Card Trust
#Series 2012-5A A 144A 0.79% 9/15/17	2,420,000	2,424,642
#•Series 2014-2A A 144A 0.606% 3/15/21	5,500,000	5,497,553
#GreatAmerica Leasing Receivables Series 2014-1 A3 144A 0.89% 7/15/17	5,600,000	5,592,171
#Hyundai Auto Lease Securitization Trust Series 2014-A A4 144A 1.01% 9/15/17	7,145,000	7,147,272
#•JFIN CLO Series 2014-1A A 144A 1.734% 4/21/25	9,500,000	9,500,000
#•KKR CLO Trust Series 2013-1A A1 144A 1.384% 7/15/25	10,000,000	9,819,000
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.474% 7/20/22	13,437,465	13,245,309
#•Mayport CLO Series 2006-1A A1L 144A 0.485% 2/22/20	1,059,389	1,057,270
Mid-State Trust Series 11 A1 4.864% 7/15/38	678,844	723,027
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	6,750,000	6,680,185
#•Telos CLO Series 2013-4A A 144A 1.533% 7/17/24	11,500,000	11,408,000
#•Trade MAPS 1 Series 2013-1A A 144A 0.854% 12/10/18	3,970,000	3,980,743
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.554% 10/15/15	522,000	524,161

LVIP Delaware Bond Fund–14

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Venture XVI CLO Series 2014-16A A1L 144A 1.868% 4/15/26	12,000,000	$12,006,000
Volvo Financial Equipment
#Series 2014-1A A3 144A 0.82% 4/16/18	2,530,000	2,523,070
#Series 2014-1A B 144A 1.66% 11/16/20	4,300,000	4,268,060
World Omni Automobile Lease Securitization Trust Series 2012-A A3 0.93% 11/16/15	467,711	467,849

Total Non-Agency Asset-Backed Securities (Cost $341,788,175)		343,591,071

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.07%
Bank of America Alternative Loan Trust Series 2005-3 2A1 5.50% 4/25/20	125,037	129,068
•Bank of America Mortgage Securities Series 2004-L 4A1 5.219% 1/25/35	381,365	378,272
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27	238,356	249,976
MASTR Alternative Loans Trust Series 2003-2 6A1 6.00% 3/25/33	115,847	125,041
•MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33	225,658	225,593
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	171,937	171,934
•Merrill Lynch Mortgage Investors Series 2005-A2 A3 2.469% 2/25/35	212,702	198,045
#•Sequoia Mortgage Trust Series 2013-11 B1 144A 3.716% 9/25/43	3,258,266	3,172,307
•Structured ARM Loan Trust Series 2004-3AC A2 2.39% 3/25/34	141,052	143,254
¿Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	248,595	255,851

Total Non-Agency Collateralized Mortgage Obligations (Cost $5,014,065)		5,049,341

«SENIOR SECURED LOANS–0.93%
Avago Technologies Tranche B 1st Lien 3.75% 4/16/21	9,276,750	9,206,061

	Principal Amount°		Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17		5,888,702	$5,850,072
First Data Tranche B 1st Lien 4.00% 3/24/21		15,000,000	14,817,225
Level 3 Financing Tranche B 4.00% 1/15/20		11,950,000	11,754,319
PQ 1st Lien 4.00% 8/7/17		5,954,545	5,896,072
Univision Communications Tranche C4 4.00% 3/1/20		11,820,675	11,617,537
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18		4,745,837	4,668,717

Total Senior Secured Loans (Cost $64,243,862)			63,810,003

ΔSOVEREIGN BONDS–0.63%
Brazil–0.05%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	2,859,000	1,116,972
10.00% 1/1/21	BRL	6,613,000	2,432,551

			3,549,523

Chile–0.04%
Chile Government International Bond 5.50% 8/5/20	CLP	1,494,000,000	2,641,819

			2,641,819

Colombia–0.04%
Colombia Government International Bond
4.375% 3/21/23	COP	2,910,000,000	1,245,196
9.85% 6/28/27	COP	2,580,000,000	1,613,746

			2,858,942

Guatemala–0.03%
#Republic of Guatemala 144A 5.75% 6/6/22		2,000,000	2,215,000

			2,215,000

Indonesia–0.07%
#Indonesia Government International Bond 144A 5.875% 1/15/24		4,379,000	4,838,795

			4,838,795

Kenya–0.05%
#Kenya Government International Bond 144A 5.875% 6/24/19		3,500,000	3,609,375

			3,609,375

Pakistan–0.05%
#Pakistan Government International Bond 144A 7.25% 4/15/19		3,142,000	3,185,203

			3,185,203

LVIP Delaware Bond Fund–15

LVIP Delaware Bond Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Panama–0.08%
Panama Government International Bond 4.00% 9/22/24		5,254,000	$5,267,135

			5,267,135

Philippines–0.00%
Philippine Government International Bond 6.25% 1/14/36	PHP	10,000,000	239,433

			239,433

Portugal–0.02%
#Portugal Government International Bond 144A 5.125% 10/15/24		1,256,000	1,302,497

			1,302,497

Romania–0.07%
#Romanian Government International Bond 144A 4.875% 1/22/24		4,296,000	4,575,240

			4,575,240

Senegal–0.02%
#Senegal Government International Bond 144A 6.25% 7/30/24		1,300,000	1,303,250

			1,303,250

South Africa–0.07%
South Africa Government Bond 8.00% 1/31/30	ZAR	59,831,000	4,981,720

			4,981,720

Sri Lanka–0.04%
#Sri Lanka Government International Bond 144A 6.00% 1/14/19		2,531,000	2,676,533

			2,676,533

Sweden–0.00%
Sweden Government Bond
1.50% 11/13/23	SEK	645,000	90,523
2.50% 5/12/25	SEK	30,000	4,575
3.00% 7/12/16	SEK	1,270,000	184,841

			279,939

Total Sovereign Bonds (Cost $43,395,270)			43,524,404

		Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANK–0.04%
European Bank for Reconstruction & Development 6.00% 3/3/16	INR	158,700,000	$2,557,033

Total Supranational Bank (Cost $2,603,269)			2,557,033

U.S. TREASURY OBLIGATIONS–10.19%
U.S. Treasury Bond 3.125% 8/15/44		127,520,000	125,497,660
U.S. Treasury Notes
1.75% 9/30/19		347,495,000	347,047,079
¥2.375% 8/15/24		230,565,000	227,917,192

Total U.S. Treasury Obligations (Cost $700,913,303)			700,461,931

		Number of Shares

PREFERRED STOCK–0.32%
Alabama Power 5.625%		137,242	3,373,408
•Integrys Energy Group 6.00%		285,850	7,329,194
National Retail Properties 5.70%		147,630	3,520,976
Public Storage 5.20%		125,605	2,836,161
•Regions Financial 6.375%		190,400	4,832,352

Total Preferred Stock (Cost $21,960,358)			21,892,091

MONEY MARKET FUND–1.04%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares		71,355,200	71,355,200

Total Money Market Fund (Cost $71,355,200)			71,355,200

		Principal Amount°

SHORT-TERM INVESTMENTS–22.40%
Certificates of Deposit–3.87%
Banco Estado Chile 0.20% 10/7/14		20,000,000	20,000,156
Bank of Montreal Chicago 0.16% 11/12/14		36,500,000	36,498,693
Chase Bank USA 0.76% 12/4/14		55,000,000	55,019,800
Deutsche Bank New York 0.44% 12/10/14		4,750,000	4,751,489
Dnb Nor Bank New York 0.29% 12/10/14		4,750,000	4,751,026

LVIP Delaware Bond Fund–16

LVIP Delaware Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
Certificates of Deposit (continued)
HSBC Bank USA 0.23% 3/19/15	50,000,000	$49,995,280
Nordea Bank Finland New York 0.15% 10/28/14	25,000,000	25,000,875
Rabobank Nederland New York 0.26% 12/11/14	4,750,000	4,751,042
Toronto Dominion Bank New York 0.16% 11/17/14	50,000,000	50,004,000
UBS Stamford CT 0.21% 10/21/14	15,000,000	15,000,786

		265,773,147

≠Discounted Commercial Paper–14.94%
Abbey National North America 0.12% 10/1/14	73,700,000	73,700,000
Abbott Laboratories 0.08% 12/23/14	18,500,000	18,496,633
American Honda Finance 0.13% 10/6/14	40,000,000	39,999,532
ANZ New Zealand International 0.19% 11/17/14	30,150,000	30,144,935
BASF
0.06% 10/29/14	29,650,000	29,648,091
0.07% 11/24/14	10,080,000	10,078,568
BNP Paribas Finance 0.01% 10/1/14	3,500,000	3,500,000
Brown University
0.09% 11/18/14	16,780,000	16,778,154
0.11% 11/5/14	16,000,000	15,998,560
Commonwealth Bank of Australia •×0.22% 10/17/14	50,000,000	50,001,400
Cornell University
0.10% 10/7/14	4,175,000	4,174,917
0.10% 11/5/14	12,500,000	12,498,875
0.10% 11/20/14	6,600,000	6,599,142
CPPIB Capital 0.13% 11/4/14	10,000,000	9,998,798
Danaher 0.09% 10/9/14	30,000,000	29,999,229
Dartmouth College 0.12% 12/10/14	5,500,000	5,498,680
Duke University 0.12% 12/10/14	6,000,000	5,998,261
Exxon Mobil 0.01% 10/1/14	38,915,000	38,915,000
General Electric Capital
0.17% 10/7/14	5,000,000	4,999,951
0.38% 1/27/15	55,000,000	54,971,273
Glaxosmithkline Finance
0.08% 10/21/14	17,725,000	17,723,759
0.13% 10/14/14	15,000,000	14,999,364

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
HSBC USA 0.20% 1/12/15	15,000,000	$14,992,215
John Deere Financial 0.09% 11/19/14	6,000,000	5,999,059
JP Morgan Securities 0.45% 12/19/14	9,750,000	9,746,107
Koch Resources
0.07% 10/8/14	35,000,000	34,999,447
0.12% 10/1/14	26,000,000	25,999,951
Leland Stanford Junior University 0.12% 11/5/14	6,990,000	6,989,231
Lloyds Bank 0.33% 1/5/15	65,000,000	64,965,557
Nordea Bank 0.16% 12/23/14	25,000,000	24,990,433
Procter & Gamble ×0.14% 12/8/14	50,000,000	49,993,005
Rabobank USA Finance 0.21% 11/12/14	25,000,000	24,996,508
Standard Chartered Bank 0.20% 12/4/14	24,955,000	24,947,656
Toronto Dominion Holdings USA 0.18% 11/25/14	13,900,000	13,897,830
Total Capital Canada
0.11% 10/17/14	25,000,000	24,999,020
0.11% 11/26/14	7,680,000	7,678,347
Toyota Motor Credit
0.15% 3/17/15	50,000,000	49,959,400
0.16% 11/12/14	30,000,000	29,997,540
UBS Finance Delaware 0.08% 10/31/14	17,535,000	17,533,313
Unilever Capital 0.06% 10/1/14	27,000,000	26,999,949
Wal-Mart Stores 0.08% 10/1/14	55,500,000	55,499,983
Yale University 0.08% 10/22/14	17,500,000	17,499,027

		1,027,406,700

Floating Rate Notes–3.59%
Bank of Nova Scotia •0.27% 12/5/14	25,000,000	25,003,275
National Australia Bank •0.224% 10/23/14	50,000,000	50,002,050
U.S. Treasury •0.085% 7/31/16	172,000,000	172,100,620

		247,105,945

Total Short Term Investments (Cost $1,540,245,210)		1,540,285,792

LVIP Delaware Bond Fund–17

LVIP Delaware Bond Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–116.30% (Cost $7,871,250,206)	$7,995,459,911
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(16.30%)	(1,120,525,567)

NET ASSETS APPLICABLE TO 489,368,887 SHARES OUTSTANDING–100.00%	$6,874,934,344

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $1,087,907,323, which represents 15.83% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2014. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2014.

×

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At September 30, 2014, the aggregate value of these securities was $99,994,405, which represented 1.45% of the Fund’s net assets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
GSC	ZAR	(15,440,051)	USD	1,371,888	10/31/14	$11,125

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(450)	U.S. Treasury 5 yr Notes	$(53,127,271)	$(53,216,016)	1/2/15	$(88,745)
41	U.S. Treasury Long Bonds	5,632,518	5,654,156	12/22/14	21,638

		$(47,494,753)			$(67,107)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Delaware Bond Fund–18

LVIP Delaware Bond Fund

Schedule of Investments (continued)

Summary of Abbreviations:

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

BNP–Banque Paribas

BRL–Brazilian Real

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

COP–Colombian Peso

GBP–British Pound Sterling

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

INR–Indian Rupee

MASTR–Mortgage Asset Securitization Transaction, Inc.

MXN–Mexican Peso

NATL-RE–Insured by National Public Finance Guarantee Corporation

PHP–Philippine Peso

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$2,596,816,138	$22,409,912	$2,619,226,050
Corporate Debt	—	2,846,362,783	—	2,846,362,783
Foreign Debt	—	46,081,437	—	46,081,437
Money Market Fund	71,355,200	—	—	71,355,200
Municipal Bonds	—	149,794,627	—	149,794,627
U.S. Treasury Obligation	—	700,461,931	—	700,461,931
Short-Term Investments	—	1,540,285,792	—	1,540,285,792
Preferred Stock	21,892,091	—	—	21,892,091

Total	$93,247,291	$7,879,802,708	$22,409,912	$7,995,459,911

Foreign Currency Exchange Contracts	$—	$11,125	$—	$11,125

Futures Contracts	$(67,107)	$—	$—	$(67,107)

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Bond Fund–19

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (unaudited)

September 30, 2014

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.06%
Fannie Mae Connecticut Avenue Securities
•Series 2014-C02 1M1 1.105% 5/25/24	2,010,358	$1,978,703
•Series 2014-C03 1M1 1.355% 7/25/24	1,533,595	1,522,805
Fannie Mae REMICs
•Series 1996-46 ZA 7.50% 11/25/26	4,945	5,613
•Series 2005-106 QF 0.665% 12/25/35	2,003,043	2,023,899
•Series 2006-40 F 0.455% 5/25/36	193,222	193,707
Freddie Mac REMICs
•Series 3152 JF 0.604% 8/15/35	189,908	191,362
•Series 3311 VF 0.394% 5/15/37	398,856	398,911
•Series 3780 LF 0.554% 3/15/29	38,692	38,760
•Series 3800 AF 0.654% 2/15/41	602,706	607,797
Freddie Mac Structured Agency Credit Risk Debt Notes
•Series 2014-DN1 M1 1.155% 2/25/24	1,676,255	1,662,786
•Series 2014-DN2 M1 1.005% 4/25/24	3,605,593	3,563,739
•GNMA Series 2010-46 MF 0.554% 5/16/34	475,780	479,030

Total Agency Collateralized Mortgage Obligations (Cost $12,729,938)		12,667,112

CONVERTIBLE BONDS–0.24%
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	207,000	197,167
Chesapeake Energy 2.50%exercise price $47.77, expiration date 5/15/37	21,000	21,276
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	23,000	26,910
#Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18	206,000	169,177
fGeneral Cable 4.50% exercise price $35.33, expiration date 11/15/29	83,000	57,996
Jefferies Group 3.875% exercise price $45.19, expiration date 10/31/29	175,000	185,719

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	38,000	$39,093
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	550,000	567,187
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	150,000	189,281
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	42,000	143,693
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	323,000	320,174
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	200,000	223,000
SanDisk 1.50% exercise price $51.53, expiration date 8/11/17	199,000	383,697
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	184,000	178,941
#TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19	76,000	73,863
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	126,000	123,401

Total Convertible Bonds (Cost $2,642,845)		2,900,575

	Number of Shares

CONVERTIBLE PREFERRED STOCK–0.02%
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	1,875	40,225
#Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49	87	96,733
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	1,623	77,060
Maiden Holdings 7.25% exercise price $15.47, expiration date 9/15/16	850	37,961
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	100	3,079
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	520	49,465

Total Convertible Preferred Stock (Cost $329,959)		304,523

LVIP Delaware Diversified Floating Rate Fund––1

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–75.47%
Aerospace & Defense–1.07%
•Boeing 0.249% 11/3/14	1,900,000	$1,900,110
•Rockwell Collins 0.584% 12/15/16	7,610,000	7,609,247
•United Technologies 0.734% 6/1/15	3,250,000	3,260,777

		12,770,134

Air Freight & Logistics–0.10%
#Aviation Capital Group 144A 6.75% 4/6/21	1,095,000	1,248,300

		1,248,300

Airlines–0.17%
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	645,000	647,419
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	495,000	497,475
¿United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	885,000	896,063

		2,040,957

Auto Components–0.51%
Delphi
4.15% 3/15/24	1,645,000	1,681,320
6.125% 5/15/21	1,200,000	1,320,000
#TRW Automotive 144A 4.45% 12/1/23	3,060,000	3,098,250

		6,099,570

Automobiles–2.79%
Daimler Finance North America
#•144A 0.58% 8/1/17	6,340,000	6,342,637
#•144A 0.584% 3/10/17	5,400,000	5,404,520
General Motors 3.50% 10/2/18	865,000	883,381
#Hyundai Capital America 144A 2.55% 2/6/19	350,000	353,115
•PACCAR Financial 0.833% 12/6/18	5,850,000	5,913,964
Toyota Motor Credit 2.00% 10/24/18	5,700,000	5,713,726
#•Volkswagen International Finance 144A 0.671% 11/18/16	8,755,000	8,800,403

		33,411,746

Beverages–3.09%
•Anheuser-Busch InBev Finance 0.64% 2/1/19	9,060,000	9,061,957
•Coca-Cola 0.34% 11/1/16	5,000,000	5,008,825

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Constellation Brands 4.25% 5/1/23	230,000	$225,113
PepsiCo
•0.445% 2/26/16	4,925,000	4,936,510
4.50% 1/15/20	2,000,000	2,214,206
Pernod-Ricard
#144A 2.95% 1/15/17	5,450,000	5,621,441
#144A 4.25% 7/15/22	1,300,000	1,356,606
#144A 5.75% 4/7/21	1,725,000	1,967,245
#•SABMiller Holdings 144A 0.93% 8/1/18	6,520,000	6,575,537

		36,967,440

Biotechnology–0.78%
Amgen 4.10% 6/15/21	505,000	537,880
Celgene
3.25% 8/15/22	1,670,000	1,661,603
3.625% 5/15/24	4,500,000	4,460,976
Genzyme 3.625% 6/15/15	700,000	716,015
Gilead Sciences 3.70% 4/1/24	1,945,000	1,990,575

		9,367,049

Capital Markets–1.65%
Bank of New York Mellon
•0.715% 9/11/19	6,470,000	6,487,217
•1.085% 11/24/14	500,000	500,765
•Goldman Sachs Group 1.436% 4/30/18	2,290,000	2,342,084
Jefferies Group 5.125% 1/20/23	1,695,000	1,804,663
Lazard Group
4.25% 11/14/20	1,805,000	1,889,519
6.85% 6/15/17	915,000	1,031,587
Morgan Stanley
•1.485% 2/25/16	2,370,000	2,402,938
•1.514% 4/25/18	3,265,000	3,359,760

		19,818,533

Chemicals–0.92%
Braskem Finance 6.45% 2/3/24	1,180,000	1,230,150
Celanese US Holdings 4.625% 11/15/22	1,235,000	1,216,475
CF Industries
6.875% 5/1/18	1,240,000	1,437,275
7.125% 5/1/20	500,000	603,901
Dow Chemical
3.50% 10/1/24	3,020,000	2,951,848
8.55% 5/15/19	475,000	597,586
#OCP 144A 5.625% 4/25/24	2,355,000	2,455,559
Rockwood Specialties Group 4.625% 10/15/20	560,000	580,300

		11,073,094

LVIP Delaware Diversified Floating Rate Fund––2

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks–10.37%
•Abbey National Treasury Services 0.744% 3/13/17	2,500,000	$2,506,943
#•Australia & New Zealand Banking Group 144A 0.614% 1/10/17	7,750,000	7,778,861
#Banco de Costa Rica 144A 5.25% 8/12/18	810,000	828,225
#•Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24	810,000	856,575
BanColombia 5.95% 6/3/21	555,000	611,887
Bank of America
4.20% 8/26/24	2,430,000	2,411,887
•6.25% 9/29/49	2,735,000	2,730,725
#Bank of Georgia 144A 7.75% 7/5/17	200,000	214,352
•Bank of Montreal 0.754% 7/15/16	4,320,000	4,346,520
Bank of Nova Scotia
•0.634% 3/15/16	2,100,000	2,107,927
•0.754% 7/15/16	4,860,000	4,891,575
Barclays Bank
4.375% 9/11/24	2,820,000	2,737,459
7.625% 11/21/22	600,000	645,900
•BB&T 1.094% 6/15/18	3,635,000	3,702,389
BBVA Bancomer
#144A 6.50% 3/10/21	785,000	859,575
#144A 7.25% 4/22/20	235,000	267,195
Branch Banking & Trust
•0.535% 5/23/17	2,575,000	2,559,102
•0.554% 9/13/16	1,755,000	1,752,710
3.80% 10/30/26	2,080,000	2,075,366
#•CoBank 144A 0.834% 6/15/22	425,000	382,925
Credit Suisse 3.625% 9/9/24	255,000	251,897
#144A 6.50% 8/8/23	945,000	1,030,097
#Export-Import Bank of China 144A 2.50% 7/31/19	2,545,000	2,522,306
•Export-Import Bank of Korea 0.984% 1/14/17	5,000,000	5,033,355
•Fifth Third Bank 0.645% 2/26/16	6,390,000	6,408,563
#HBOS 144A 6.75% 5/21/18	3,295,000	3,733,235
#•HSBC Bank 144A 0.874% 5/15/18	2,800,000	2,826,634
HSBC Holdings
•5.625% 12/29/49	830,000	825,227
•6.375% 12/29/49	1,085,000	1,085,000
ING Bank
#•144A 1.874% 9/25/15	1,500,000	1,522,779
#144A 5.80% 9/25/23	2,090,000	2,306,240

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
JPMorgan Chase 3.875% 9/10/24	1,740,000	$1,707,885
#Magyar Export-Import Bank Zrt 144A 4.00% 1/30/20	335,000	333,074
Morgan Stanley 4.35% 9/8/26	2,195,000	2,162,251
•National City Bank 0.603% 6/7/17	3,360,000	3,349,265
#•Oversea-Chinese Banking 144A 4.00% 10/15/24	1,910,000	1,931,646
#•PNC Preferred Funding Trust II 144A 1.457% 3/31/49	6,200,000	6,021,750
Rabobank 4.625% 12/1/23	1,000,000	1,037,945
Royal Bank of Canada
•0.603% 3/8/16	1,755,000	1,760,897
•0.692% 9/9/16	2,490,000	2,507,144
•0.936% 10/30/14	2,100,000	2,101,140
Santander Holdings USA 3.45% 8/27/18	940,000	980,945
#Santander UK 144A 5.00% 11/7/23	2,790,000	2,932,496
#Siam Commercial Bank 144A 3.50% 4/7/19	995,000	1,016,891
•SunTrust Bank 0.525% 8/24/15	1,415,000	1,414,010
SVB Financial Group 5.375% 9/15/20	310,000	347,672
•Svenska Handelsbanken 0.683% 3/21/16	1,385,000	1,391,310
•Toronto-Dominion Bank 0.786% 4/30/18	2,800,000	2,824,366
•Union Bank 0.985% 9/26/16	5,000,000	5,045,955
•USB Capital IX 3.50% 10/29/49	465,000	397,575
Wells Fargo
•0.764% 7/20/16	5,500,000	5,534,095
4.10% 6/3/26	5,020,000	5,009,257
•5.90% 12/29/49	1,090,000	1,113,163
Woori Bank
#144A 2.875% 10/2/18	285,000	290,721
#144A 4.75% 4/30/24	1,130,000	1,145,115

		124,169,999

Commercial Services & Supplies–0.39%
•Avis Budget Car Rental 2.984% 12/1/17	2,010,000	2,002,463
•International Lease Finance 2.184% 6/15/16	2,725,000	2,707,969

		4,710,432

Communications Equipment–1.05%
•Cisco Systems 0.734% 3/1/19	12,480,000	12,585,968

		12,585,968

Computers & Peripherals–1.44%
Apple 0.537% 5/6/19	14,990,000	15,020,534

LVIP Delaware Diversified Floating Rate Fund—3

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Computers & Peripherals (continued)
#Seagate HDD Cayman 144A 4.75% 1/1/25	2,205,000	$2,205,000

		17,225,534

Construction & Engineering–0.15%
#OAS Finance 144A 8.00% 7/2/21	450,000	433,125
#Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22	941,937	974,904
URS
3.85% 4/1/17	160,000	165,236
5.00% 4/1/22	200,000	203,010

		1,776,275

Construction Materials–0.26%
#•Cemex 144A 4.984% 10/15/18	2,965,000	3,150,313

		3,150,313

Consumer Finance–2.53%
•Bank of America 0.703% 11/14/16	6,025,000	6,033,248
•Caterpillar Financial Services 0.475% 2/26/16	4,420,000	4,433,618
•John Deere Capital 0.524% 10/11/16	8,050,000	8,083,279
•Toyota Motor Credit 0.521% 5/17/16	3,300,000	3,313,193
•US Bancorp 0.724% 11/15/18	8,340,000	8,413,050

		30,276,388

Containers & Packaging–0.34%
Beverage Packaging Holdings Luxembourg II
#144A 5.625% 12/15/16	1,000,000	995,000
#144A 6.00% 6/15/17	1,000,000	987,500
Rock Tenn
3.50% 3/1/20	1,410,000	1,435,288
4.00% 3/1/23	680,000	691,489

		4,109,277

Diversified Financial Services–6.17%
#•American Honda Finance 144A 0.61% 5/26/16	8,070,000	8,111,544
Bank of America
•0.494% 10/14/16	1,350,000	1,348,515
•1.274% 1/15/19	4,750,000	4,822,765
Credit Suisse Group
#•144A 6.25% 12/29/49	1,190,000	1,154,895
#•144A 7.50% 12/11/49	795,000	836,737
ERAC USA Finance
#144A 4.50% 8/16/21	2,650,000	2,873,989
#144A 5.25% 10/1/20	730,000	823,947
General Electric Capital
•0.618% 5/5/26	2,000,000	1,911,626

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
General Electric Capital (continued)
•0.744% 1/14/19	5,450,000	$5,492,624
•1.234% 3/15/23	2,450,000	2,464,808
3.45% 5/15/24	140,000	140,582
#144A 3.80% 6/18/19	250,000	266,567
6.00% 8/7/19	1,470,000	1,716,260
•7.125% 12/15/49	2,400,000	2,782,207
General Motors Financial
3.00% 9/25/17	935,000	945,519
4.375% 9/25/21	955,000	977,681
#Hyundai Capital America 144A 4.00% 6/8/17	890,000	940,419
#•Hyundai Capital Services 144A 1.034% 3/18/17	2,895,000	2,907,281
•JPMorgan Chase 6.75% 8/29/49	2,935,000	3,097,893
•JPMorgan Chase Bank 0.564% 6/13/16	7,955,000	7,955,024
•Lloyds Banking Group 7.50% 4/30/49	2,600,000	2,684,500
•Morgan Stanley 1.083% 1/24/19	4,235,000	4,287,878
National Rural Utilities Cooperative Finance
•0.485% 5/27/16	9,925,000	9,942,686
•4.75% 4/30/43	2,790,000	2,765,587
Royal Bank of Scotland Group 5.125% 5/28/24	1,155,000	1,136,992
#•USB Realty 144A 1.381% 12/22/49	1,600,000	1,486,000

		73,874,526

Diversified Telecommunication Services–2.92%
AT&T
•0.905% 3/11/19	6,200,000	6,252,836
•1.148% 11/27/18	4,655,000	4,741,541
#Brasil Telecom 144A 5.75% 2/10/22	380,000	359,138
CenturyLink 5.80% 3/15/22	1,395,000	1,436,850
#Digicel Group 144A 8.25% 9/30/20	2,020,000	2,090,902
#SBA Tower Trust 144A 2.24% 4/15/18	465,000	459,120
#SES 144A 3.60% 4/4/23	3,790,000	3,829,939
Telefonica Emisiones SAU 4.57% 4/27/23	3,390,000	3,545,733
#Telemar Norte Leste 144A 5.50% 10/23/20	215,000	210,980
Verizon Communications
•1.984% 9/14/18	9,005,000	9,495,079
2.00% 11/1/16	1,255,000	1,275,336
5.15% 9/15/23	935,000	1,036,141
#Virgin Media Finance 144A 6.375% 4/15/23	205,000	212,687

		34,946,282

LVIP Delaware Diversified Floating Rate Fund––4

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities–5.75%
#American Transmission Systems 144A 5.25% 1/15/22	2,170,000	$2,407,342
Berkshire Hathaway Energy 3.75% 11/15/23	1,525,000	1,567,368
Cleveland Electric Illuminating 5.50% 8/15/24	1,825,000	2,105,364
Commonwealth Edison 2.15% 1/15/19	4,500,000	4,524,426
•Duke Energy Indiana 0.584% 7/11/16	5,695,000	5,720,696
•Duke Energy Ohio 0.373% 3/6/15	3,235,000	3,237,248
Electricite de France
#•144A 0.694% 1/20/17	5,465,000	5,479,160
#•144A 5.25% 12/29/49	4,410,000	4,492,687
#•Enel 144A 8.75% 9/24/73	2,808,000	3,267,950
Entergy Louisiana 4.05% 9/1/23	3,955,000	4,231,894
Entergy Mississippi 3.10% 7/1/23	250,000	246,918
•Georgia Power 0.554% 3/15/16	5,400,000	5,402,435
Great Plains Energy
4.85% 6/1/21	3,255,000	3,590,623
5.292% 6/15/22	1,065,000	1,213,381
ITC Holdings 3.65% 6/15/24	1,800,000	1,798,049
LG&E & KU Energy
3.75% 11/15/20	1,125,000	1,170,341
4.375% 10/1/21	700,000	754,237
#Metropolitan Edison 144A 4.00% 4/15/25	1,995,000	1,999,958
NextEra Energy Capital Holdings
2.70% 9/15/19	3,255,000	3,293,197
3.625% 6/15/23	375,000	380,373
•NSTAR Electric 0.471% 5/17/16	1,750,000	1,749,368
NV Energy 6.25% 11/15/20	800,000	942,046
Pennsylvania Electric 5.20% 4/1/20	500,000	553,180
Public Service of New Hampshire 3.50% 11/1/23	790,000	816,557
Southern California Edison 0.285% 10/1/14	5,000,000	5,000,000
State Grid Overseas Investment 2014
#144A 2.75% 5/7/19	2,535,000	2,542,995
#144A 4.125% 5/7/24	355,000	364,689

		68,852,482

Energy Equipment & Services–0.11%
Noble Holding International 3.05% 3/1/16	1,300,000	1,336,565

		1,336,565

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products–1.56%
General Mills
•0.435% 1/28/16	4,245,000	$4,246,409
•0.534% 1/29/16	1,730,000	1,732,709
Ingredion 1.80% 9/25/17	1,500,000	1,507,215
#JBS Investments 144A 7.75% 10/28/20	1,110,000	1,184,925
Kraft Foods Group
3.50% 6/6/22	710,000	719,883
5.375% 2/10/20	445,000	501,981
#Minerva Luxembourg 144A 7.75% 1/31/23	515,000	525,557
•Mondelez International 0.76% 2/1/19	5,725,000	5,728,675
Sysco
3.50% 10/2/24	1,040,000	1,044,996
4.35% 10/2/34	1,515,000	1,542,072

		18,734,422

Health Care Equipment & Supplies–0.68%
Boston Scientific 6.00% 1/15/20	465,000	530,765
CareFusion 6.375% 8/1/19	1,615,000	1,864,863
•Medtronic 0.328% 2/27/17	5,700,000	5,697,914

		8,093,542

Health Care Providers & Services–0.71%
McKesson
•0.634% 9/10/15	6,000,000	6,009,294
3.796% 3/15/24	1,755,000	1,773,148
Quest Diagnostics 2.70% 4/1/19	750,000	754,534

		8,536,976

Hotels, Restaurants & Leisure–0.65%
Carnival 1.20% 2/5/16	1,445,000	1,450,081
International Game Technology 5.35% 10/15/23	2,020,000	2,081,008
Marriott International 3.375% 10/15/20	760,000	780,879
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	1,635,000	1,614,396
Wyndham Worldwide 4.25% 3/1/22	1,845,000	1,870,876

		7,797,240

Independent Power Producers & Energy Traders–0.10%
Exelon Generation 4.00% 10/1/20	1,150,000	1,212,896

		1,212,896

Insurance–3.85%
American International Group 8.25% 8/15/18	3,500,000	4,278,733
Berkshire Hathaway Finance
0.384% 1/10/17	6,460,000	6,463,656

LVIP Delaware Diversified Floating Rate Fund––5

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance (continued)
2.90% 10/15/20	7,100,000	$7,226,991
•Chubb 6.375% 3/29/67	1,045,000	1,150,806
•ING US 5.65% 5/15/53	735,000	742,350
#Liberty Mutual Group 144A 4.25% 6/15/23	2,070,000	2,119,417
#•Metropolitan Life Global Funding I 144A 0.764% 7/15/16	6,500,000	6,554,977
#•Pricoa Global Funding I 144A 0.502% 8/19/15	2,000,000	2,004,012
#•Principal Life Global Funding II 144A 0.608% 5/27/16	3,170,000	3,183,999
Prudential Financial
•1.014% 8/15/18	8,742,000	8,830,460
•5.625% 6/15/43	630,000	659,736
•5.875% 9/15/42	565,000	601,725
Teachers Insurance & Annuity Association of America
#•144A 4.375% 9/15/54	590,000	595,770
#144A 4.90% 9/15/44	1,150,000	1,176,621
•XL Group 6.50% 12/31/49	530,000	514,100

		46,103,353

Internet Software & Services–0.36%
Baidu
2.75% 6/9/19	1,000,000	995,136
3.25% 8/6/18	1,445,000	1,490,439
Expedia 4.50% 8/15/24	975,000	968,227
#Tencent Holdings 144A 3.375% 5/2/19	860,000	870,214

		4,324,016

IT Services–1.10%
International Business Machines
•0.605% 2/12/19	9,585,000	9,665,639
1.25% 2/6/17	2,885,000	2,896,381
1.625% 5/15/20	690,000	661,773

		13,223,793

Machinery–0.52%
Crane
2.75% 12/15/18	355,000	361,689
4.45% 12/15/23	1,460,000	1,533,361
#Honghua Group 144A 7.45% 9/25/19	450,000	442,125
Ingersoll-Rand Global Holding 4.25% 6/15/23	2,495,000	2,621,237
Trinity Industries 4.55% 10/1/24	1,235,000	1,239,628

		6,198,040

Marine–0.35%
AP Moeller - Maersk
#144A 2.55% 9/22/19	690,000	692,471

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Marine (continued)
AP Moeller - Maersk (continued)
#144A 3.75% 9/22/24	3,500,000	$3,516,541

		4,209,012

Media–2.79%
#British Sky Broadcasting Group 144A 3.75% 9/16/24	4,180,000	4,178,980
CC Holdings GS V 3.849% 4/15/23	120,000	118,249
#Columbus International 144A 7.375% 3/30/21	2,245,000	2,343,219
DIRECTV Holdings 4.45% 4/1/24	3,835,000	4,001,711
Historic TW 6.875% 6/15/18	430,000	502,661
#•NBCUniversal Enterprise 144A 0.919% 4/15/18	10,385,000	10,498,539
NBCUniversal Media 5.15% 4/30/20	450,000	511,546
#Sirius XM Radio 144A 4.625% 5/15/23	865,000	808,775
Time Warner 3.55% 6/1/24	5,650,000	5,580,211
Time Warner Cable
4.00% 9/1/21	1,030,000	1,085,419
8.25% 4/1/19	3,015,000	3,758,743

		33,388,053

Metals & Mining–0.69%
ArcelorMittal 10.35% 6/1/19	415,000	507,856
BHP Billiton Finance USA 3.25% 11/21/21	155,000	158,442
#FMG Resources August 2006 144A 6.875% 4/1/22	1,065,000	1,087,631
#Gerdau Holdings 144A 7.00% 1/20/20	935,000	1,056,550
#Metalloinvest Finance 144A 5.625% 4/17/20	1,040,000	952,900
#MMC Norilsk Nickel OJSC via MMC Finance 144A 5.55% 10/28/20	418,000	416,955
•Rio Tinto Finance USA 1.075% 6/17/16	1,975,000	1,994,420
#Tupy Overseas 144A 6.625% 7/17/24	1,005,000	1,027,613
#Yamana Gold 144A 4.95% 7/15/24	1,105,000	1,102,105

		8,304,472

Multi-Utilities–1.13%
Ameren Illinois 9.75% 11/15/18	385,000	498,210
American Water Capital 3.40% 3/1/25	1,095,000	1,092,783
CenterPoint Energy 6.50% 5/1/18	850,000	980,871

LVIP Delaware Diversified Floating Rate Fund––6

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
•Integrys Energy Group 6.11% 12/1/66	870,000	$887,671
•Laclede Group 0.982% 8/15/17	5,900,000	5,902,454
NiSource Finance 5.45% 9/15/20	570,000	642,729
SCANA 4.125% 2/1/22	1,080,000	1,115,995
Sempra Energy 2.875% 10/1/22	495,000	483,635
#Transelec 144A 4.25% 1/14/25	990,000	984,977
•Wisconsin Energy 6.25% 5/15/67	856,000	886,492

		13,475,817

Oil, Gas & Consumable Fuels–8.10%
Anadarko Petroleum 3.45% 7/15/24	1,155,000	1,136,759
BP Capital Markets
•0.657% 11/7/16	2,985,000	2,990,907
•0.773% 5/10/19	8,925,000	8,959,290
•Chesapeake Energy 3.484% 4/15/19	3,250,000	3,266,250
Cimarex Energy 4.375% 6/1/24	920,000	929,200
#CNOOC Finance 2012 144A 3.875% 5/2/22	360,000	361,218
CNOOC Nexen Finance 2014 4.25% 4/30/24	1,800,000	1,827,891
Continental Resources 4.50% 4/15/23	3,590,000	3,725,149
El Paso Pipeline Partners Operating 4.30% 5/1/24	3,195,000	3,190,048
•Enbridge Energy Partners 8.05% 10/1/37	855,000	966,150
Ensco 4.50% 10/1/24	4,380,000	4,403,529
•Enterprise Products Operating 7.034% 1/15/68	995,000	1,125,185
#KazMunayGas National JSC 144A 9.125% 7/2/18	750,000	880,313
Kinder Morgan Energy Partners 6.00% 2/1/17	775,000	852,053
Newfield Exploration 5.625% 7/1/24	430,000	462,250
#Oleoducto Central 144A 4.00% 5/7/21	1,515,000	1,517,576
ONGC Videsh 2.50% 5/7/18	760,000	753,342
Pacific Rubiales Energy
#144A 5.375% 1/26/19	1,045,000	1,063,288
#144A 7.25% 12/12/21	610,000	666,425
#Pertamina Persero 144A 4.875% 5/3/22	555,000	556,943
Petrobras Global Finance
•2.374% 1/15/19	2,540,000	2,545,588
4.875% 3/17/20	1,230,000	1,249,317

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Plains All American Pipeline 5.00% 2/1/21	640,000	$710,607
Plains Exploration & Production 6.50% 11/15/20	428,000	469,781
#•PTT Exploration & Production 144A 4.875% 12/29/49	1,860,000	1,883,250
•Shell International Finance BV 0.444% 11/15/16	10,425,000	10,461,352
Statoil
•0.524% 5/15/18	4,870,000	4,874,617
•0.694% 11/8/18	7,240,000	7,297,254
Sunoco Logistics Partners Operations 3.45% 1/15/23	4,155,000	4,037,110
Total Capital International
•0.584% 6/19/19	1,220,000	1,221,974
•0.803% 8/10/18	8,620,000	8,710,665
TransCanada PipeLines
•0.913% 6/30/16	7,732,000	7,798,379
•6.35% 5/15/67	1,285,000	1,329,975
Williams 4.55% 6/24/24	1,075,000	1,065,537
Williams Partners 7.25% 2/1/17	575,000	647,882
#Woodside Finance 144A 8.75% 3/1/19	1,290,000	1,613,625
•YPF 7.734% 8/15/18	1,411,765	1,418,824

		96,969,503

Paper & Forest Products–0.21%
Fibria Overseas Finance 5.25% 5/12/24	975,000	964,031
Georgia-Pacific 8.00% 1/15/24	1,125,000	1,509,131

		2,473,162

Pharmaceuticals–3.40%
Allergan 1.35% 3/15/18	4,500,000	4,370,981
Express Scripts Holding
2.25% 6/15/19	1,055,000	1,041,372
3.50% 6/15/24	2,445,000	2,398,924
#Forest Laboratories 144A 4.375% 2/1/19	1,350,000	1,422,357
•Merck 0.591% 5/18/18	9,495,000	9,555,179
#Perrigo 144A 4.00% 11/15/23	2,700,000	2,751,994
•Pfizer 0.534% 6/15/18	11,140,000	11,163,294
Zoetis 1.875% 2/1/18	8,133,000	8,081,754

		40,785,855

Real Estate Investment Trusts–1.35%
Alexandria Real Estate Equities
3.90% 6/15/23	810,000	808,614
4.60% 4/1/22	725,000	762,266
#American Tower Trust I 144A 1.551% 3/15/43	2,505,000	2,466,367
Brandywine Operating Partnership 4.10% 10/1/24	220,000	217,808

LVIP Delaware Diversified Floating Rate Fund––7

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
CBL & Associates 5.25% 12/1/23	850,000	$914,274
Corporate Office Properties
3.60% 5/15/23	465,000	445,547
5.25% 2/15/24	1,040,000	1,110,401
Excel Trust 4.625% 5/15/24	710,000	723,092
Healthcare Trust of America Holdings 3.375% 7/15/21	660,000	657,668
Hospitality Properties Trust 4.50% 3/15/25	1,300,000	1,286,849
Host Hotels & Resorts
3.75% 10/15/23	2,660,000	2,635,275
4.75% 3/1/23	140,000	148,827
#WEA Finance 144A 3.75% 9/17/24	2,435,000	2,433,403
Weyerhaeuser 4.625% 9/15/23	1,470,000	1,559,791

		16,170,182

Real Estate Management & Development–0.08%
WP Carey 4.60% 4/1/24	980,000	1,014,922

		1,014,922

Road & Rail–1.63%
Burlington Northern Santa Fe 3.40% 9/1/24	6,105,000	6,032,436
•Canadian National Railway 0.437% 11/6/15	7,580,000	7,590,354
•Kansas City Southern de Mexico 0.935% 10/28/16	4,950,000	4,978,982
Norfolk Southern 3.85% 1/15/24	915,000	948,028

		19,549,800

Semiconductors & Semiconductor Equipment–0.15%
National Semiconductor 6.60% 6/15/17	500,000	570,613
#Samsung Electronics America 144A 1.75% 4/10/17	1,200,000	1,204,295

		1,774,908

Software–1.32%
#MTS International Funding 144A 8.625% 6/22/20	1,665,000	1,773,225
Oracle
•0.742% 10/8/19	13,945,000	14,017,179
3.40% 7/8/24	40,000	39,923

		15,830,327

Specialty Retail–1.06%
•Lowe’s 0.654% 9/10/19	6,755,000	6,772,995
QVC 4.375% 3/15/23	3,325,000	3,323,118
Signet UK Finance 4.70% 6/15/24	1,785,000	1,798,286

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Specialty Retail (continued)
Target 2.30% 6/26/19	770,000	$771,989

		12,666,388

Wireless Telecommunication Services–1.12%
•America Movil 1.235% 9/12/16	5,030,000	5,088,670
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24	1,550,000	1,659,415
#Crown Castle Towers 144A 4.883% 8/15/20	1,615,000	1,784,084
#ENTEL Chile 144A 4.875% 10/30/24	565,000	580,486
Motorola Solutions 4.00% 9/1/24	1,780,000	1,741,004
#Turk Telekomunikasyon AS 144A 3.75% 6/19/19	1,240,000	1,212,887
•Verizon Communications 0.632% 6/9/17	1,315,000	1,319,015

		13,385,561

Total Corporate Bonds (Cost $895,838,543)		904,033,104

MUNICIPAL BONDS–2.13%
•Missouri Higher Education Loan Authority Student Revenue Class A-1 1.084% 8/27/29	455,478	459,619
•New Mexico Educational Assistance Foundation (Libor Floating) Series A-3 1.434% 12/1/38	580,000	579,988
New York City, New York Series I 5.00% 8/1/22	350,000	419,272
New York State Thruway Authority Series A 5.00% 5/1/19	575,000	667,305
North Texas Higher Education Authority Student Loan Revenue (Libor Floating)
•Series 1 1.335% 4/1/40	506,622	514,982
•Series 1 Class A-2 1.135% 7/1/30	925,000	933,658
Oklahoma Student Loan Authority Revenue (Libor-Indexed)
•Series 1 1.498% 6/1/40	1,447,904	1,457,779
•Series 2010-A Class A2A 1.434% 9/1/37	655,000	668,500
•Pennsylvania Turnpike Commission Series B1 1.01% 12/1/21	5,000,000	5,051,400
•State of California Series D 0.81% 12/1/28	5,000,000	5,062,950
•State of Connecticut Series A 1.58% 3/1/21	1,750,000	1,761,113
State of Maryland Local Facilities Series A 5.00% 8/1/21	415,000	503,519

LVIP Delaware Diversified Floating Rate Fund––8

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
•University of California Series Y-1 0.652% 7/1/41	7,425,000	$7,454,403

Total Municipal Bonds (Cost $25,270,656)		25,534,488

NON-AGENCY ASSET-BACKED SECURITIES–8.10%
•Ally Master Owner Trust Series 2013-2 A 0.604% 4/15/18	600,000	600,934
#ARI Fleet Lease Trust Series 2014-A A2 144A 0.81% 11/15/22	3,000,000	3,001,770
#•Avenue Fund Series 2007-6A A1 144A 0.458% 7/17/19	509,159	503,100
•BA Credit Card Trust Series 2014-A1 A 0.534% 6/15/21	4,741,000	4,736,923
#•Babson Series 2005-3A A 144A 0.483% 11/10/19	257,538	256,508
#•Ballyrock CLO 2013-1 144A 1.412% 5/20/25	2,000,000	1,974,800
#•BMW Floorplan Master Owner Trust Series 2012-1A A 144A 0.554% 9/15/17	2,500,000	2,505,703
#•Cabela’s Master Credit Card Trust Series 2012-1A A2 144A 0.684% 2/18/20	3,000,000	3,022,344
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A 1 0.204% 11/15/19	4,979,000	4,954,956
•Series 2007-A2 A2 0.234% 12/16/19	965,000	960,644
•Series 2013-A2 A2 0.334% 2/15/19	1,654,000	1,653,742
•Series 2014-A3 A3 0.534% 1/18/22	500,000	500,523
Chase Issuance Trust
•Series 2007-A5 A5 0.194% 3/15/19	3,000,000	2,990,562
•Series 2012-A9 A9 0.304% 10/16/17	2,000,000	2,001,898
•Series 2013-A3 A3 0.434% 4/15/20	2,150,000	2,148,162
•Series 2013-A9 A 0.574% 11/16/20	1,000,000	1,002,070
Chesapeake Funding
#•Series 2012-2A A 144A 0.603% 5/7/24	2,883,540	2,888,018
#•Series 2014-1A A 144A 0.576% 3/7/26	600,000	599,399
•Citibank Credit Card Issuance Trust Series 2013-A7 A7 0.584% 9/10/20	2,000,000	2,007,728

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Discover Card Execution Note Trust Series 2014-A1 A1 0.584% 7/15/21	665,000	$666,144
•Discover Card Master Trust Series 2013-A1 A1 0.454% 8/17/20	2,000,000	2,000,816
•Ford Credit Floorplan Master Owner Trust Series 2014-1 A2 0.554% 2/15/19	3,250,000	3,254,274
General Electric Dealer Floorplan Master Note Trust
•Series 2012-2 A 0.904% 4/22/19	3,000,000	3,026,670
•Series 2013-1 A 0.554% 4/20/18	1,165,000	1,168,339
Golden Credit Card Trust
#Series 2012-5A A 144A 0.79% 9/15/17	180,000	180,345
#•Series 2013-2A A 144A 0.586% 9/15/18	3,850,000	3,859,906
#•Hertz Fleet Lease Funding Series 2014-1 A 144A 0.554% 4/10/28	500,000	500,199
#•JFIN CLO Series 2014-1A A 144A 1.734% 4/21/25	2,500,000	2,500,000
#•KKR CLO Trust Series 2013-1A A1 144A 1.384% 7/15/25	3,605,000	3,539,749
#•LCM VI Series 6A A 144A 0.468% 5/28/19	671,474	665,947
#•LightPoint CLO V Series 2006-5A A1 144A 0.483% 8/5/19	694,774	690,189
#•MAPS CLO Fund II Series 2007-2A A1 144A 0.474% 7/20/22	3,000,000	2,957,100
#Master Credit Card Trust Series 2012-2A A 144A 0.78% 4/21/17	1,600,000	1,600,723
#•Mountain View CLO III Series 2007-3A A1 144A 0.448% 4/16/21	3,408,610	3,396,339
#•Navistar Financial Dealer Note Master Trust Series 2013-2 A 144A 0.835% 9/25/18	7,000,000	7,016,044
Nissan Master Owner Trust Receivables
•Series 2012-A A 0.624% 5/15/17	1,100,000	1,101,524
•Series 2013-A A 0.454% 2/15/18	1,290,000	1,290,000
#•NYLIM Flatiron Series 2006-1A A2A 144A 0.454% 8/8/20	276,599	275,437
#•OCP CLO Series 2013-4A A1A 144A 1.633% 10/24/25	3,000,000	2,987,400
#•PFS Financing Series 2013-AA A 144A 0.704% 2/15/18	1,900,000	1,899,046

LVIP Delaware Diversified Floating Rate Fund––9

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Sudbury Mill CLO Series 2013-1A X 144A 1.233% 1/17/26	1,064,615	$1,064,615
#•Telos CLO Series 2013-4A A 144A 1.533% 7/17/24	3,000,000	2,976,000
#•Telos CLO 2013-4 Series 2013-4A X 144A 1.183% 7/17/24	1,350,000	1,349,595
#•Trade MAPS 1 Series 2013-1A A 144A 0.854% 12/10/18	2,000,000	2,005,412
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.554% 10/15/15	3,705,000	3,720,341
#•Venture XVI CLO Series 2014-16A A1L 144A 1.868% 4/15/26	3,000,000	3,001,500

Total Non-Agency Asset-Backed Securities (Cost $96,827,160)		97,003,438

«SENIOR SECURED LOANS–10.75%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20	2,440,800	2,437,603
Allegion US Holding Tranche B 3.00% 12/26/20	2,977,500	2,966,334
Ashland Water 1st Lien 4.25% 7/2/21	735,000	723,240
Ashland Water 2nd Lien 7.75% 7/2/22	590,000	575,250
Calpine Construction Finance Tranche B 3.00% 5/1/20	3,122,812	3,027,567
Charter Communications Operating 3.00% 4/10/20	3,895,688	3,787,154
Charter Communications Tranche B 1st Lien 4.25% 8/12/21	2,000,000	1,997,610
Chrysler Group Tranche B 1st Lien
3.25% 12/29/18	4,378,000	4,308,237
3.50% 5/24/17	123,092	122,284
Clear Channel Communications Tranche B 3.65% 1/29/16	1,695,531	1,682,611
Community Health Systems Tranche D 4.25% 1/27/21	1,339,280	1,337,010
Community Health Systems Tranche E 3.25% 1/25/17	203,085	202,324

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Crown Castle Operating Tranche B2 3.00% 1/31/21	1,984,698	$1,962,926
CSC Holdings Tranche B 2.50% 4/9/20	1,708,397	1,663,022
DaVita Healthcare Partners Tranche B 3.50% 6/19/21	8,578,500	8,496,490
Delta Air Lines Tranche B 1st Lien 3.25% 4/20/17	869,856	860,940
Dynegy Tranche B2 4.00% 4/23/20	740,625	736,115
Emdeon 1st Lien 3.75% 11/2/18	1,366,572	1,353,330
Energy Transfer Equity 1st Lien 3.25% 12/2/19	1,000,000	977,080
Exgen Texas Power Tranche B 1st Lien 5.75% 9/16/21	2,000,000	1,985,000
First Data Tranche B 1st Lien 4.00% 3/24/21	2,590,209	2,558,647
Flying Fortress 1st Lien 3.50% 6/30/17	1,000,000	991,880
Gardner Denver 1st Lien 4.25% 7/23/20	990,000	972,135
HD Supply Tranche B 4.00% 6/28/18	2,068,027	2,048,639
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	2,789,474	2,749,947
Houghton International 1st Lien 4.00% 12/10/19	1,242,887	1,232,012
Huntsman International Tranche B 3.75% 10/11/20	3,000,000	2,973,750
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	1,031,660	1,029,834
Immucor Tranche B2 5.00% 8/19/18	446,318	444,086
Ineos Tranche B 1st Lien 2.00% 5/4/15	485,575	486,990
Ineos US Finance Tranche B 3.75% 5/4/18	2,237,344	2,195,551
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,937,881	2,896,384
Kinetic Concepts Tranche E1 4.00% 5/8/18	1,977,536	1,954,675
Landry’s Tranche B 4.00% 4/24/18	1,170,198	1,162,574

LVIP Delaware Diversified Floating Rate Fund––10

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Las Vegas Sands Tranche B 3.25% 12/16/20	3,970,000	$3,949,773
Level 3 Financing Tranche B 4.00% 1/15/20	2,665,000	2,621,361
Lightower Fiber Networks 4.00% 4/1/20	277,889	273,721
MGM Resorts International 3.50% 12/20/19	1,728,015	1,700,479
Mission Broadcasting Tranche B2 1st Lien 3.75% 10/1/20	1,789,270	1,755,721
Nexstar Broadcasting Tranche B2 3.75% 9/24/20	2,029,061	1,991,016
Novelis Tranche B 3.75% 3/10/17	198,021	196,041
NRG Energy Tranche B 2.75% 7/1/18	626,125	615,203
Nuveen Investments 1st Lien 4.00% 5/13/17	3,325,000	3,321,126
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,155,000	1,160,342
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	137,250	137,064
Penn National Gaming Tranche B 3.25% 10/25/20	1,488,750	1,478,202
PQ 1st Lien 4.00% 8/7/17	992,424	982,679
PVH Tranche B 1st Lien 3.25% 2/13/20	1,169,735	1,172,782
Reynolds & Reynolds Tranche B 2.00% 4/21/16	783,014	782,035
Rite Aid 2nd Lien 4.875% 6/13/21	750,000	747,656
Royalty Pharma Tranche B2 1st Lien 3.25% 5/9/18	2,444,197	2,446,103
Samson Investment 2nd Lien 5.00% 9/25/18	815,000	789,531
Scientific Games International 4.25% 5/22/20	1,573,113	1,545,591
Seminole Tribe of Florida Tranche B 3.00% 4/11/20	4,450,422	4,427,480
Sinclair Broadcasting Tranche B1 1st Lien 3.50% 7/22/21	7,500,000	7,410,937
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	1,676,832	1,675,792

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Sprouts Farmers 4.00% 4/12/20	720,511	$717,658
Stena 1st Lien 4.00% 2/21/21	1,990,000	1,945,225
TransDigm Tranche C 3.75% 2/7/20	3,106,723	3,059,346
United Continental Tranche B 3.50% 4/1/19	354,600	348,949
Univision Communications Tranche C4 4.00% 3/1/20	1,423,001	1,398,547
Univision Communications 1st Lien 4.00% 3/1/20	1,075,502	1,056,390
US Airways Tranche B1 3.50% 5/23/19	990,000	968,037
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18	1,626,162	1,599,737
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20	1,035,056	1,024,446
Valeant Pharmaceuticals Tranche B Series C 3.75% 12/11/19	3,197,975	3,165,996
W.R. Grace Tranche B 1st Lien 3.00% 1/23/21	2,365,536	2,351,343
Wide Open West Finance 4.75% 3/27/19	1,497,200	1,494,700
Windstream Tranche B4 3.50% 1/8/20	491,250	486,337
Windstream Tranche B5 1st Lien 3.50% 8/8/19	1,078,103	1,077,144
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	230,291	227,398
Ziggo Tranche B 2nd Lien 3.50% 1/15/22	714,894	695,906
Ziggo Tranche B1 1st Lien 3.50% 1/15/22	1,109,362	1,079,897

Total Senior Secured Loans (Cost $129,945,112)		128,776,922

LVIP Delaware Diversified Floating Rate Fund––11

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS–0.80%
Colombia–0.06%
•Colombia Government International Bond 2.031% 11/16/15	760,000	$767,007

		767,007

Guatemala–0.03%
#Republic of Guatemala 144A 5.75% 6/6/22	300,000	332,250

		332,250

Iceland–0.08%
#Republic of Iceland 144A 5.875% 5/11/22	790,000	891,259

		891,259

Kenya–0.09%
#Kenya Government International Bond 144A 5.875% 6/24/19	1,005,000	1,036,406

		1,036,406

Norway–0.54%
#•Kommunalbanken
144A 0.255% 1/26/15	2,000,000	2,000,404
144A 0.367% 10/31/16	3,000,000	3,003,165
144A 0.412% 2/20/18	1,500,000	1,503,273

		6,506,842

Total Sovereign Bonds (Cost $9,411,430)		9,533,764

U.S. TREASURY OBLIGATION–0.01%
U.S. Treasury Notes 1.75% 9/30/19	85,000	84,890

Total U.S. Treasury Obligation (Cost $84,788)		84,890

	Number of Shares

PREFERRED STOCK–0.27%
•Integrys Energy Group 6.00%	49,900	1,279,436
National Retail Properties 5.70%	15,325	365,501
Public Storage 5.20%	10,200	230,316
Qwest 6.125%	18,550	430,731
•Regions Financial 6.375%	35,200	893,376

Total Preferred Stock (Cost $3,229,375)		3,199,360

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.08%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	942,614	$942,614

Total Money Market Fund (Cost $942,614)		942,614

LVIP Delaware Diversified Floating Rate Fund––12

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–98.93% (Cost $1,177,252,420)	$1,184,980,790
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.07%	12,854,808

NET ASSETS APPLICABLE TO 117,081,406 SHARES OUTSTANDING–100.00%	$1,197,835,598

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $281,475,727, which represents 23.50% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2014. Interest rates reset periodically.

«	Includes $10,738,074 pledged as collateral for swap contracts as of September 30, 2014.

¿	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2014.

The following swap contracts were outstanding at September 30, 2014:

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
BCLY	ICE - CDX.NA.IG.22	10,000,000	1.00%	6/20/19	$(31,440)

Total					$(31,440)

LVIP Delaware Diversified Floating Rate Fund––13

LVIP Delaware Diversified Floating Rate Fund

Schedule of Investments (continued)

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
CME
3 yr Interest Rate Swap	89,000,000	0.954%	0.223%	5/12/17	$414,677
5 yr Interest Rate Swap	63,300,000	1.700%	0.269%	7/11/18	(215,404)
5 yr Interest Rate Swap	15,000,000	1.787%	0.252%	9/19/18	(67,517)
7 yr Interest Rate Swap	25,700,000	2.252%	0.230%	6/6/21	27,111
7 yr Interest Rate Swap	16,500,000	2.324%	0.233%	9/24/21	(11,857)
7 yr Interest Rate Swap	18,000,000	2.356%	0.234%	9/16/21	(53,855)
7 yr Interest Rate Swap	45,000,000	2.385%	0.242%	1/14/21	(479,088)
10 yr Interest Rate Swap	16,000,000	2.678%	0.230%	6/23/24	(71,416)
10 yr Interest Rate Swap	12,900,000	2.726%	0.230%	6/6/24	(115,773)
10 yr Interest Rate Swap	15,000,000	2.769%	0.242%	10/21/23	(257,009)
10 yr Interest Rate Swap	56,000,000	2.880%	0.269%	7/11/23	(1,569,393)
10 yr Interest Rate Swap	10,200,000	2.998%	0.252%	9/19/23	(373,017)

Total	382,600,000				$(2,772,541)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

BCLY–Barclays Bank

CDS–Credit Default Swap

CDX.NA.IG–Credit Default Swap Index North America Investment Grade

CME–Chicago Mercantile Exchange Inc.

GNMA–Government National Mortgage Association

ICE–IntercontinentalExchange, Inc.

REMIC–Real Estate Mortgage Investment Conduit

yr–year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$109,670,550	$109,670,550
Corporate Debt	—	1,035,710,601	1,035,710,601
Foreign Debt	—	9,533,764	9,533,764
Municipal Bonds	—	25,534,488	25,534,488
U.S. Treasury Obligation	—	84,890	84,890
Preferred Stock	3,317,460	186,423	3,503,883
Money Market Fund	942,614	—	942,614

Total	$4,260,074	$1,180,720,716	$1,184,980,790

Swap Contracts	$—	$(2,803,981)	$(2,803,981)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Diversified Floating Rate Fund––14

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–69.49%
U.S. MARKETS–42.87%
Aerospace & Defense–1.35%
Boeing	1,350	$171,963
†Esterline Technologies	1,725	191,941
Honeywell International	2,365	220,229
†KEYW Holding	9,340	103,394
Lockheed Martin	1,450	265,031
Northrop Grumman	7,600	1,001,376
Raytheon	10,000	1,016,200
Rockwell Collins	1,025	80,463
United Technologies	2,345	247,632

		3,298,229

Air Freight & Logistics–0.18%
FedEx	1,665	268,814
†XPO Logistics	4,210	158,591

		427,405

Auto Components–0.50%
Borg Warner	2,080	109,429
Johnson Controls	22,100	972,400
†Tenneco	2,710	141,760

		1,223,589

Automobiles–0.09%
Ford Motor	14,595	215,860

		215,860

Banks–1.45%
BB&T	26,600	989,786
BBCN Bancorp	6,210	90,604
Bryn Mawr Bank	1,160	32,863
Cardinal Financial	6,100	104,127
Citigroup	6,295	326,207
City Holding	2,380	100,269
†First NBC Bank Holding	2,840	93,010
Flushing Financial	4,240	77,465
@Independent Bank (Massachusetts)	2,780	99,302
JPMorgan Chase	7,860	473,486
Prosperity Bancshares	2,260	129,204
Sterling Bancorp	9,530	121,889
Susquehanna Bancshares	10,370	103,700
†Texas Capital Bancshares	2,740	158,043
Webster Financial	3,830	111,606
Wells Fargo	7,890	409,254
†Western Alliance Bancorp	5,040	120,456

		3,541,271

Beverages–0.21%
Coca-Cola	2,550	108,783
PepsiCo	4,305	400,752

		509,535

Biotechnology–1.46%
†Acorda Therapeutics	3,380	114,514

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
†Alkermes	2,680	$114,892
†Celgene	25,160	2,384,665
†Cepheid	3,360	147,941
†Gilead Sciences	3,955	421,010
†Isis Pharmaceuticals	1,690	65,623
†NPS Pharmaceuticals	4,200	109,200
†Spectrum Pharmaceuticals	7,650	62,271
†Vertex Pharmaceuticals	1,200	134,772

		3,554,888

Building Products–0.05%
AAON	6,403	108,915
†Continental Building Products	638	9,315

		118,230

Capital Markets–0.95%
Ameriprise Financial	1,450	178,901
Bank of New York Mellon	25,220	976,771
BlackRock	585	192,067
Evercore Partners Class A	4,460	209,620
Greenhill	1,510	70,200
Invesco	4,525	178,647
Raymond James Financial	3,605	193,156
State Street	2,645	194,698
†Stifel Financial	2,480	116,287

		2,310,347

Chemicals–0.81%
Axiall	2,660	95,255
†Chemtura	5,600	130,648
duPont (E.I.) deNemours	17,105	1,227,455
Eastman Chemical	2,555	206,674
Huntsman	4,705	122,283
Innophos Holdings	1,520	83,737
Quaker Chemical	740	53,051
†Taminco	2,430	63,423

		1,982,526

Commercial Services & Supplies–0.66%
McGrath RentCorp	3,650	124,830
Republic Services	3,375	131,693
Tetra Tech	3,540	88,429
United Stationers	3,430	128,865
US Ecology	2,490	116,432
Waste Management	21,500	1,021,895

		1,612,144

Communications Equipment–1.37%
Cisco Systems	48,090	1,210,425
†NETGEAR	2,930	91,563
Plantronics	2,020	96,516

LVIP Delaware Foundation® Aggressive Allocation Fund–1

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
QUALCOMM	25,960	$1,941,029

		3,339,533

Construction & Engineering–0.09%
Granite Construction	3,310	105,291
†MasTec	1,870	57,259
†MYR Group	2,760	66,461

		229,011

Consumer Finance–0.12%
Capital One Financial	3,540	288,935

		288,935

Containers & Packaging–0.08%
MeadWestvaco	4,920	201,425

		201,425

Diversified Financial Services–0.64%
CME Group	5,800	463,739
IntercontinentalExchange Group	5,660	1,103,983

		1,567,722

Diversified Telecommunication Services–1.06%
AT&T	38,822	1,368,087
Atlantic Tele-Network	1,330	71,687
†inContact	11,610	100,949
Verizon Communications	20,743	1,036,943

		2,577,666

Electric Utilities–0.56%
Cleco	2,490	119,893
Edison International	19,320	1,080,374
OGE Energy	4,705	174,603

		1,374,870

Electrical Equipment–0.08%
Acuity Brands	390	45,907
Eaton	2,350	148,919

		194,826

Electronic Equipment, Instruments & Components–0.15%
Anixter International	1,440	122,170
†FARO Technologies	2,700	137,025
†Rofin-Sinar Technologies	4,420	101,925

		361,120

Energy Equipment & Services–0.70%
Bristow Group	890	59,808
†C&J Energy Services	2,940	89,817
Core Laboratories	750	109,763
Halliburton	14,700	948,297
†Pioneer Energy Services	2,780	38,976
†RigNet	2,690	108,811

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Schlumberger	3,420	$347,780

		1,703,252

Food & Staples Retailing–1.24%
Casey’s General Stores	3,445	247,007
CVS Health	16,443	1,308,698
Walgreen	24,800	1,469,896

		3,025,601

Food Products–1.33%
Archer-Daniels-Midland	20,100	1,027,110
General Mills	4,045	204,070
J&J Snack Foods	1,160	108,530
Kraft Foods Group	17,333	977,581
Mondelez International Class A	27,400	938,861

		3,256,152

Health Care Equipment & Supplies–0.67%
Baxter International	13,900	997,603
Conmed	3,100	114,204
CryoLife	7,650	75,505
†DexCom	3,080	123,169
†Merit Medical Systems	4,280	50,846
†Quidel	4,180	112,317
West Pharmaceutical Services	3,680	164,717

		1,638,361

Health Care Providers & Services–1.20%
†Air Methods	2,920	162,206
Cardinal Health	13,500	1,011,420
†Cross Country Healthcare	7,510	69,768
†Express Scripts Holding	3,890	274,751
Quest Diagnostics	16,200	983,016
UnitedHealth Group	3,975	342,844
†WellCare Health Plans	1,570	94,734

		2,938,739

Hotels, Restaurants & Leisure–0.42%
†Buffalo Wild Wings	930	124,871
Cheesecake Factory	2,840	129,220
†Del Frisco’s Restaurant Group	4,430	84,790
Jack in the Box	2,790	190,250
McDonald’s	1,180	111,876
†Popeyes Louisiana Kitchen	3,650	147,825
Starbucks	3,195	241,095

		1,029,927

Household Products–0.26%
Kimberly-Clark	1,525	164,044
Procter & Gamble	5,650	473,131

		637,175

LVIP Delaware Foundation® Aggressive Allocation Fund–2

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Industrial Conglomerates–0.17%
General Electric	16,485	$422,346

		422,346

Insurance–1.34%
AFLAC	3,645	212,321
Allstate	16,400	1,006,468
American Equity Investment Life
Holding	6,080	139,110
AMERISAFE	2,080	81,349
Fidelity & Guaranty Life	4,280	91,378
@Infinity Property & Casualty	1,260	80,653
Marsh & McLennan	19,500	1,020,630
Primerica	2,090	100,780
Prudential Financial	1,645	144,661
@Selective Insurance Group	3,940	87,232
Travelers	2,515	236,259
United Fire Group	2,680	74,424

		3,275,265

Internet & Catalog Retail–1.19%
†Liberty Interactive Class A	49,300	1,406,036
†Priceline Group	1,195	1,384,503
†Shutterfly	2,270	110,640

		2,901,179

Internet Software & Services–2.30%
†Brightcove	6,595	36,800
†eBay	23,850	1,350,625
†Equinix	5,175	1,099,584
†Facebook Class A	3,520	278,221
†Google	1,405	811,191
†Google Class A	2,020	1,188,588
†GrubHub	1,380	47,251
j2 Global	2,650	130,804
†SciQuest	5,960	89,638
†Yahoo	5,082	207,091
†Yelp	5,325	363,431

		5,603,224

IT Services–2.14%
Accenture Class A	3,225	262,257
†ExlService Holdings	1,770	43,206
International Business Machines	405	76,881
†InterXion Holding	3,680	101,899
MasterCard Class A	23,675	1,750,056
†TeleTech Holdings	3,900	95,862
Visa Class A	8,900	1,898,993
Xerox	74,200	981,666

		5,210,820

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Life Sciences Tools & Services–0.12%
Thermo Fisher Scientific	2,490	$303,033

		303,033

Machinery–0.37%
Barnes Group	3,870	117,455
Caterpillar	865	85,661
†Chart Industries	640	39,123
Columbus McKinnon	4,430	97,416
Cummins	905	119,442
Deere	1,105	90,599
ESCO Technologies	2,120	73,734
Kadant	3,330	130,037
Parker Hannifin	1,380	157,527

		910,994

Media–0.23%
Cinemark Holdings	1,710	58,208
Comcast Class A	4,765	254,927
National CineMedia	6,010	87,205
Regal Entertainment Group Class A	2,700	53,676
Viacom Class B	1,230	94,636

		548,652

Metals & Mining–0.11%
Kaiser Aluminum	1,440	109,757
Materion	2,110	64,714
Worthington Industries	2,380	88,584

		263,055

Multiline Retail–0.18%
Macy’s	4,005	233,011
Nordstrom	2,825	193,145

		426,156

Multi-Utilities–0.17%
MDU Resources Group	5,230	145,446
NorthWestern	2,280	103,421
Sempra Energy	1,665	175,458

		424,325

Oil, Gas & Consumable Fuels–3.52%
†Bonanza Creek Energy	660	37,554
†Carrizo Oil & Gas	1,890	101,720
Chevron	11,951	1,425,993
ConocoPhillips	13,925	1,065,541
†Diamondback Energy	910	68,050
EOG Resources	17,115	1,694,727
Exxon Mobil	4,375	411,469
†@Jones Energy Class A	4,630	86,951
Kinder Morgan	15,100	578,934
†Kodiak Oil & Gas	8,460	114,802
Marathon Oil	29,255	1,099,695
Occidental Petroleum	12,620	1,213,413

LVIP Delaware Foundation® Aggressive Allocation Fund–3

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
†Parsley Energy Class A	1,060	$22,610
†Rosetta Resources	2,640	117,638
†RSP Permian	1,680	42,941
Williams	9,100	503,685

		8,585,723

Paper & Forest Products–0.14%
†Boise Cascade	3,890	117,245
International Paper	2,290	109,325
Neenah Paper	2,170	116,052

		342,622

Pharmaceuticals–2.93%
AbbVie	5,945	343,383
†Actavis	700	168,896
†Akorn	3,260	118,240
Allergan	9,450	1,683,895
†Auxilium Pharmaceuticals	3,690	110,147
Johnson & Johnson	10,337	1,101,821
†Medicines	1,970	43,970
Merck	23,740	1,407,307
Perrigo	4,415	663,089
Pfizer	48,320	1,428,822
†Prestige Brands Holdings	2,550	82,543

		7,152,113

Professional Services–0.17%
Kforce	6,780	132,685
Nielsen Holdings	3,115	138,088
†WageWorks	3,100	141,143

		411,916

Real Estate Investment Trusts–3.91%
American Campus Communities	1,550	56,497
American Realty Capital Properties	5,200	62,712
American Tower	2,615	244,842
Apartment Investment & Management	2,550	81,141
AvalonBay Communities	1,800	253,746
Boston Properties	2,375	274,930
Brandywine Realty Trust	7,800	109,746
Camden Property Trust	1,100	75,383
Corporate Office Properties Trust	2,025	52,083
Cousins Properties	4,950	59,153
Crown Castle International	20,025	1,612,613
DCT Industrial Trust	18,445	138,522
DDR	8,850	148,061
Douglas Emmett	4,875	125,141
Duke Realty	9,575	164,499
DuPont Fabros Technology	4,070	110,053
EastGroup Properties	1,430	86,644
EPR Properties	4,005	202,973
Equity Lifestyle Properties	1,350	57,186

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Equity One	2,550	$55,157
Equity Residential	4,750	292,505
Essex Property Trust	975	174,281
Extra Space Storage	1,300	67,041
Federal Realty Investment Trust	525	62,191
First Industrial Realty Trust	5,550	93,851
First Potomac Realty Trust	2,975	34,956
General Growth Properties	10,250	241,387
Health Care REIT	1,425	88,877
Healthcare Realty Trust	2,775	65,712
Healthcare Trust of America	5,100	59,160
Highwoods Properties	2,750	106,975
Host Hotels & Resorts	16,060	342,560
Kilroy Realty	1,650	98,076
Kimco Realty	5,075	111,193
Kite Realty Group Trust	5,232	126,824
LaSalle Hotel Properties	5,320	182,157
Lexington Realty Trust	5,850	57,271
Liberty Property Trust	1,375	45,733
LTC Properties	500	18,445
Macerich	1,450	92,553
National Retail Properties	5,910	204,309
Pebblebrook Hotel Trust	1,975	73,747
Post Properties	1,725	88,561
Prologis	6,775	255,417
PS Business Parks	800	60,912
Public Storage	1,300	215,592
Ramco-Gershenson Properties Trust	9,730	158,113
Regency Centers	2,125	114,389
RLJ Lodging Trust	2,950	83,987
Sabra Health Care REIT	1,475	35,872
Simon Property Group	4,050	665,901
SL Green Realty	1,850	187,442
Sovran Self Storage	1,300	96,668
Spirit Realty Capital	7,425	81,452
†Strategic Hotels & Resorts	7,950	92,617
Tanger Factory Outlet Centers	2,900	94,888
Taubman Centers	750	54,750
UDR	4,400	119,900
Ventas	4,075	252,446
Vornado Realty Trust	2,750	274,890

		9,544,683

Road & Rail–0.23%
Hunt (J.B.) Transport Services	1,550	114,777
†Roadrunner Transportation Systems	4,290	97,769
Union Pacific	3,185	345,318

		557,864

Semiconductors & Semiconductor Equipment–1.22%
†Applied Micro Circuits	10,720	75,040

LVIP Delaware Foundation® Aggressive Allocation Fund–4

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
Avago Technologies	2,065	$179,655
Broadcom Class A	25,100	1,014,542
Intel	36,021	1,254,251
Maxim Integrated Products	6,175	186,732
†Semtech	5,120	139,008
†Synaptics	1,610	117,852

		2,967,080

Software–2.37%
†Adobe Systems	20,850	1,442,611
†Callidus Software	3,720	44,714
†Guidewire Software	2,340	103,756
Intuit	13,425	1,176,701
Microsoft	53,270	2,469,597
†Proofpoint	3,990	148,189
†Rally Software Development	4,760	57,168
†salesforce.com	2,735	157,345
†SS&C Technologies Holdings	2,540	111,481
†Tyler Technologies	930	82,212

		5,793,774

Specialty Retail–1.38%
DSW Class A	4,045	121,795
†Express	4,230	66,030
L Brands	20,350	1,363,043
Lowe’s	18,900	1,000,188
†Sally Beauty Holdings	18,100	495,397
Tractor Supply	2,715	167,000
†Urban Outfitters	4,195	153,957

		3,367,410

Technology Hardware, Storage & Peripherals–0.43%
Apple	7,090	714,317
EMC	11,520	337,075

		1,051,392

Textiles, Apparel & Luxury Goods–0.52%
†G-III Apparel Group	1,600	132,576
†Iconix Brand Group	3,100	114,514
†Madden (Steven)	4,660	150,192
NIKE Class B	9,850	878,620

		1,275,902

Trading Companies & Distributors–0.05%
Applied Industrial Technologies	2,880	131,472

		131,472

Total U.S. Markets (Cost $60,862,454)		104,629,339

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS–16.32%
Aerospace & Defense–0.17%
Meggitt	55,204	$403,784

		403,784

Air Freight & Logistics–0.42%
Deutsche Post	32,204	1,032,786

		1,032,786

Airlines–0.43%
@Westjet Airlines Class VV	37,487	1,048,438

		1,048,438

Auto Components–0.28%
Sumitomo Rubber Industries	47,700	678,104

		678,104

Automobiles–0.62%
Bayerische Motoren Werke	3,215	345,255
Toyota Motor	19,800	1,166,894

		1,512,149

Banks–2.24%
BNP Paribas	678	44,951
†ING Groep	56,311	804,440
Mitsubishi UFJ Financial Group	214,700	1,214,215
Nordea Bank	103,928	1,352,370
Standard Chartered	63,212	1,168,704
UniCredit	110,727	875,519

		5,460,199

Beverages–0.57%
Carlsberg Class B	9,290	825,995
Coca-Cola Amatil	74,731	574,482

		1,400,477

Chemicals–0.20%
Syngenta ADR	7,825	495,870

		495,870

Construction & Engineering–0.38%
Vinci	15,731	914,111

		914,111

Construction Materials–0.27%
Lafarge	9,174	660,729

		660,729

Containers & Packaging–0.33%
Rexam	102,201	814,805

		814,805

Diversified Telecommunication Services–0.63%
Nippon Telegraph & Telephone	24,714	1,537,174

		1,537,174

LVIP Delaware Foundation® Aggressive Allocation Fund–5

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services–0.59%
†Saipem	35,387	$752,703
Subsea 7	48,817	697,136

		1,449,839

Food & Staples Retailing–0.18%
Tesco	144,702	436,781

		436,781

Food Products–0.49%
†Aryzta	13,873	1,196,712

		1,196,712

Household Durables–0.23%
Techtronic Industries	193,000	558,008

		558,008

Industrial Conglomerates–0.40%
Koninklijke Philips	30,860	984,811

		984,811

Insurance–0.53%
AXA	52,349	1,290,041

		1,290,041

IT Services–1.12%
†CGI Group Class A	46,032	1,555,432
Teleperformance	19,216	1,188,829

		2,744,261

Life Sciences Tools & Services–0.07%
†ICON	3,020	172,835

		172,835

Media–0.25%
Publicis Groupe	8,727	599,325

		599,325

Metals & Mining–0.54%
Anglo American ADR	9,585	107,527
AuRico Gold	64,647	225,717
Rio Tinto	14,838	729,193
Yamana Gold	42,639	255,868

		1,318,305

Multiline Retail–0.14%
Don Quijote	5,800	332,668

		332,668

Multi-Utilities–0.18%
National Grid	30,974	445,882

		445,882

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Oil, Gas & Consumable Fuels–0.30%
Total	11,117	$722,455

		722,455

Pharmaceuticals–3.00%
Novartis	16,180	1,527,918
Novo Nordisk ADR	21,800	1,038,116
Sanofi	12,573	1,422,298
Stada Arzneimittel	17,207	684,735
Teva Pharmaceutical Industries ADR	49,300	2,649,875

		7,322,942

Road & Rail–0.34%
East Japan Railway	10,972	822,412

		822,412

Specialty Retail–0.49%
Nitori Holdings	19,118	1,183,707

		1,183,707

Textiles, Apparel & Luxury Goods–0.53%
Kering	2,733	551,120
Yue Yuen Industrial Holdings	246,500	747,609

		1,298,729

Trading Companies & Distributors–0.40%
ITOCHU	80,760	986,809

		986,809

Total Developed Markets (Cost $29,722,862)		39,825,148

×EMERGING MARKETS–10.30%
Airlines–0.05%
Gol Linhas Aereas Inteligentes ADR	23,700	113,997

		113,997

Automobiles–0.16%
Hyundai Motor	764	137,961
Mahindra & Mahindra	11,247	247,093

		385,054

Banks–1.13%
Banco Santander Brasil ADR	30,504	199,496
Bangkok Bank	34,193	215,057
China Construction Bank	306,239	214,549
ICICI Bank ADR	6,200	304,420
Industrial & Commercial Bank of China	390,238	243,244
Itau Unibanco Holding ADR	19,572	271,659
KB Financial Group ADR	9,203	333,332
Powszechna Kasa Oszczednosci Bank Polski	10,432	124,957
@=Sberbank	136,705	260,682
Shinhan Financial Group	6,513	300,044

LVIP Delaware Foundation® Aggressive Allocation Fund–6

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Banks (continued)
Standard Bank Group	24,147	$279,550

		2,746,990

Beverages–0.55%
†Anadolu Efes Biracilik Ve Malt Sanayii	24,571	283,852
Cia Cervecerias Unidas ADR	5,800	127,774
Fomento Economico Mexicano ADR	2,965	272,928
@Lotte Chilsung Beverage	226	465,518
Tsingtao Brewery	26,072	185,681

		1,335,753

Building Products–0.25%
@KCC	901	614,076

		614,076

Chemicals–0.13%
Braskem ADR	13,968	183,959
Sociedad Quimica y Minera de Chile
ADR	4,800	125,472

		309,431

Construction & Engineering–0.05%
†Empresas ICA ADR	19,000	131,480

		131,480

Construction Materials–0.44%
†Cemex ADR	38,255	498,845
†Cemex Latam Holdings	13,816	123,082
Siam Cement	9,204	127,695
Siam Cement NVDR	7,259	100,711
Ultratech Cement	5,409	229,813

		1,080,146

Diversified Financial Services–0.08%
Remgro	9,489	191,726

		191,726

Diversified Telecommunication Services–0.16%
KT ADR	11,166	181,001
Telefonica Brasil ADR	11,095	218,350

		399,351

Electronic Equipment, Instruments & Components–0.27%
Hon Hai Precision Industry	128,004	403,959
†LG Display ADR	16,391	258,158

		662,117

Food & Staples Retailing–0.17%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	5,400	235,494
Wal-Mart de Mexico Series V	72,977	183,720

		419,214

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food Products–0.59%
Brasil Foods ADR	12,599	$299,730
China Mengniu Dairy	53,000	218,420
@Lotte Confectionery	152	313,956
Tingyi Cayman Islands Holding	91,541	240,499
@Uni-President China Holdings	355,600	355,378

		1,427,983

Hotels, Restaurants & Leisure–0.04%
@Arcos Dorados Holdings	18,100	108,238

		108,238

Household Durables–0.07%
LG Electronics	2,777	172,946

		172,946

Insurance–0.11%
Samsung Life Insurance	2,569	258,130

		258,130

Internet Software & Services–0.98%
†Alibaba Group Holding ADR	300	26,655
†Baidu ADR	8,800	1,920,424
†SINA	4,596	189,079
†Sohu.com	5,300	266,219

		2,402,377

IT Services–0.06%
†WNS Holdings ADR	6,830	153,743

		153,743

Media–0.26%
Grupo Televisa ADR	18,514	627,254

		627,254

Metals & Mining–0.21%
†Anglo American Platinum	3,202	103,871
@Gerdau	17,000	68,558
Gerdau ADR	13,300	63,840
†Impala Platinum Holdings	6,693	51,597
Vale ADR	20,852	229,580

		517,446

Multiline Retail–0.06%
Woolworths Holdings	24,651	152,705

		152,705

Oil, Gas & Consumable Fuels–1.64%
Cairn India	34,400	173,194
China Petroleum & Chemical	172,850	151,372
CNOOC ADR	1,177	203,080
@Gazprom ADR	50,996	359,012
LUKOIL ADR	5,608	285,447
PetroChina ADR	1,736	223,093
Petroleo Brasileiro ADR	39,169	555,808

LVIP Delaware Foundation® Aggressive Allocation Fund–7

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Polski Koncern Naftowy Orlen	10,070	$125,457
PTT - Foreign	21,778	241,717
#Reliance Industries GDR 144A	28,196	859,978
@Rosneft GDR	33,951	197,832
Sasol ADR	4,653	253,542
Tambang Batubara Bukit Asam Persero	125,600	136,062
YPF ADR	6,600	244,134

		4,009,728

Paper & Forest Products–0.16%
†Fibria Celulose ADR	26,010	286,110
Nine Dragons Paper Holdings	156,500	112,666

		398,776

Personal Products–0.10%
†Hypermarcas	32,400	233,528

		233,528

Real Estate Management & Development–0.10%
#@=Etalon Group GDR 144A	10,500	38,325
@UEM Sunrise	386,868	214,665

		252,990

Road & Rail–0.02%
America Latina Logistica	21,742	56,412

		56,412

Semiconductors & Semiconductor Equipment–0.42%
MediaTek	20,000	296,187
Taiwan Semiconductor Manufacturing	85,944	339,030
Taiwan Semiconductor Manufacturing ADR	11,400	230,052
United Microelectronics	377,000	156,154

		1,021,423

Technology Hardware, Storage & Peripherals–0.47%
Samsung Electronics	1,019	1,143,652

		1,143,652

Transportation Infrastructure–0.03%
Santos Brasil Participacoes	9,575	65,727

		65,727

Wireless Telecommunication Services–1.54%
America Movil ADR	9,558	240,862
China Mobile	39,848	460,583
China Mobile ADR	5,193	305,089
MegaFon GDR	10,105	256,465
Mobile Telesystems ADR	8,400	125,496
MTN Group	11,076	233,900
SK Telecom ADR	37,100	1,125,614
Tim Participacoes ADR	24,600	644,520

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
†Turkcell Iletisim Hizmetleri ADR	12,010	$157,811
Vodacom Group	18,033	207,729

		3,758,069

Total Emerging Markets (Cost $21,989,365)		25,150,462

Total Common Stock (Cost $112,574,681)		169,604,949

CONVERTIBLE PREFERRED STOCK–0.08%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	250	12,475
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	500	10,727
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	9	10,319
#Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49	13	14,454
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	158	8,857
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	200	10,160
Halcon Resources 5.75%exercise price $6.16, expiration date 12/31/49	14	11,900
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	14	18,632
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	14	18,480
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	434	20,606
Maiden Holdings 7.25% exercise price $15.47, expiration date 9/15/16	350	15,631
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	450	13,855
SandRidge Energy 8.50%exercise price $8.01, expiration date 12/31/49	138	13,127

LVIP Delaware Foundation® Aggressive Allocation Fund–8

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	13	$15,633

Total Convertible Preferred Stock (Cost $196,721)		194,856

EXCHANGE-TRADED FUNDS–9.30%
iShares MSCI EAFE Growth Index ETF	163,780	11,153,418
iShares MSCI EAFE Index ETF	88,140	5,651,537
Vanguard FTSE Developed Markets ETF	148,370	5,897,707

Total Exchange-Traded Funds (Cost $16,846,457)		22,702,662

PREFERRED STOCK–0.08%
Alabama Power 5.625%	2,475	60,835
•Integrys Energy Group 6.00%	1,700	43,588
National Retail Properties 5.70%	1,125	26,831
Public Storage 5.20%	1,200	27,096
•Regions Financial 6.375%	1,300	32,994

Total Preferred Stock (Cost $193,391)		191,344

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
Fannie Mae Grantor Trust Series 2001-T7 A1 7.50% 2/25/41	53	61
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	989	1,123
Series 2003-26 AT 5.00% 11/25/32	24,214	25,131
Series 2010-41 PN 4.50% 4/25/40	65,000	69,782
•*Series 2012-122 SD 5.946% 11/25/42	89,503	19,878
*Series 2013-26 ID 3.00% 4/25/33	89,717	14,552
*Series 2013-38 AI 3.00% 4/25/33	86,986	13,985
*Series 2013-44 DI 3.00% 5/25/33	217,306	36,045
Series 2014-36 ZE 3.00% 6/25/44	35,351	29,536
Freddie Mac REMICs Series 2326 ZQ 6.50% 6/15/31	8,347	9,457

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 4065 DE 3.00% 6/15/32	10,000	$9,620
*Series 4185 LI 3.00% 3/15/33	90,153	15,160
*Series 4191 CI 3.00% 4/15/33	91,030	15,116
GNMA Series 2010-113 KE 4.50% 9/20/40	155,000	167,313

Total Agency Collateralized Mortgage Obligations (Cost $413,643)		426,759

AGENCY MORTGAGE-BACKED SECURITIES–3.44%
Fannie Mae ARM
•2.42% 5/1/43	28,889	28,724
•2.546% 6/1/43	9,977	9,985
•3.199% 4/1/44	46,228	47,647
•3.279% 3/1/44	39,767	41,245
•3.292% 9/1/43	35,121	36,225
•5.141% 8/1/35	2,076	2,224
Fannie Mae S.F. 15 yr
2.50% 10/1/27	31,541	31,909
2.50% 2/1/28	93,276	94,365
3.00% 11/1/27	3,405	3,520
3.00% 5/1/28	6,956	7,186
3.50% 7/1/26	24,074	25,371
4.00% 5/1/25	15,840	16,904
4.00% 6/1/25	59,028	62,987
4.00% 11/1/25	111,839	119,431
4.00% 12/1/26	26,927	28,738
4.00% 5/1/27	56,714	60,513
4.00% 8/1/27	32,205	34,383
4.50% 4/1/18	2,950	3,116
4.50% 5/1/20	632	671
4.50% 8/1/20	886	941
4.50% 10/1/20	900	957
4.50% 9/1/24	1,463	1,583
4.50% 12/1/24	2,059	2,199
4.50% 4/1/25	12,848	13,572
5.00% 12/1/20	3,051	3,253
5.00% 6/1/23	6,073	6,571
Fannie MaeS.F.15yr TBA
2.50% 10/1/29	133,000	133,748
2.50% 11/1/29	105,000	105,340
3.00% 10/1/29	380,000	391,400
Fannie Mae S.F. 20 yr
3.00% 2/1/33	3,548	3,615
3.00% 8/1/33	13,917	14,131
3.50% 4/1/33	4,301	4,485
3.50% 9/1/33	19,788	20,638
4.00% 1/1/31	5,186	5,545
4.00% 2/1/31	20,523	21,938
5.00% 11/1/23	1,802	1,987
6.00% 9/1/29	16,466	18,613

LVIP Delaware Foundation® Aggressive Allocation Fund–9

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr
3.00% 7/1/42	26,982	$26,671
3.00% 10/1/42	414,567	409,721
3.00% 12/1/42	68,424	67,616
3.00% 1/1/43	154,929	153,060
3.00% 2/1/43	13,754	13,588
3.00% 4/1/43	104,112	102,824
3.00% 5/1/43	89,697	88,578
4.00% 8/1/43	12,072	12,770
4.50% 7/1/36	8,412	9,081
4.50% 11/1/40	24,552	26,558
4.50% 3/1/41	53,397	57,753
4.50% 4/1/41	62,880	68,023
4.50% 10/1/41	31,400	33,966
4.50% 11/1/41	23,857	25,808
4.50% 12/1/43	1,824	1,975
4.50% 5/1/44	6,961	7,536
5.00% 2/1/35	38,528	42,616
5.00% 4/1/35	9,394	10,388
5.00% 7/1/35	11,759	12,999
5.00% 10/1/35	26,763	29,592
5.00% 11/1/35	8,491	9,392
5.00% 4/1/37	7,253	8,014
5.00% 8/1/37	21,175	23,411
5.00% 2/1/38	7,606	8,411
5.50% 12/1/32	1,509	1,694
5.50% 2/1/33	22,288	24,957
5.50% 11/1/34	8,420	9,445
5.50% 12/1/34	37,149	41,623
5.50% 3/1/35	5,001	5,600
5.50% 5/1/35	13,388	15,000
5.50% 6/1/35	6,689	7,470
5.50% 1/1/36	4,272	4,787
5.50% 5/1/36	3,884	4,348
5.50% 7/1/36	2,262	2,535
5.50% 1/1/37	639	717
5.50% 4/1/37	34,978	39,555
5.50% 8/1/37	8,731	9,770
5.50% 1/1/38	820	913
5.50% 2/1/38	13,966	15,639
5.50% 3/1/38	16,883	18,938
5.50% 6/1/38	2,029	2,258
5.50% 9/1/38	58,470	65,448
5.50% 12/1/38	31,938	35,797
5.50% 10/1/39	74,762	83,187
5.50% 7/1/40	21,757	24,209
5.50% 9/1/41	8,845	9,854
6.00% 5/1/36	29,956	33,963
6.00% 6/1/36	2,894	3,283
6.00% 7/1/36	7,089	8,053
6.00% 12/1/36	3,322	3,779
6.00% 2/1/37	9,530	10,805

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 5/1/37	24,217	$27,342
6.00% 6/1/37	1,665	1,904
6.00% 7/1/37	1,767	2,004
6.00% 8/1/37	22,457	25,452
6.00% 9/1/37	3,125	3,543
6.00% 11/1/37	4,662	5,322
6.00% 5/1/38	41,087	46,474
6.00% 7/1/38	1,141	1,289
6.00% 9/1/38	8,208	9,278
6.00% 10/1/38	35,929	40,582
6.00% 11/1/38	7,700	8,753
6.00% 1/1/39	15,141	17,103
6.00% 9/1/39	128,935	145,758
6.00% 3/1/40	13,391	15,133
6.00% 7/1/40	53,040	59,971
6.00% 9/1/40	11,888	13,460
6.00% 11/1/40	4,528	5,182
6.00% 5/1/41	18,128	20,524
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/44	885,000	869,962
3.50% 11/1/44	298,000	303,704
4.00% 10/1/44	157,000	165,449
4.00% 11/1/44	1,538,000	1,615,957
4.50% 11/1/44	1,090,000	1,172,985
5.00% 11/1/44	92,000	101,294
Freddie Mac ARM
•2.342% 12/1/33	13,824	14,756
•2.482% 6/1/37	5,211	5,594
•2.526% 1/1/44	84,412	86,060
Freddie Mac S.F. 15 yr
4.00% 5/1/25	4,561	4,869
4.50% 5/1/20	5,887	6,302
4.50% 7/1/25	5,023	5,379
4.50% 6/1/26	11,617	12,407
5.50% 5/1/20	162,392	176,342
Freddie Mac S.F. 20 yr
3.00% 6/1/34	14,873	15,073
3.50% 1/1/34	33,222	34,549
Freddie Mac S.F. 30 yr
3.00% 10/1/42	30,494	30,254
3.00% 11/1/42	26,451	26,325
4.50% 6/1/39	5,160	5,568
4.50% 10/1/39	12,832	13,846
5.50% 3/1/34	3,120	3,496
5.50% 12/1/34	2,896	3,256
5.50% 6/1/36	2,069	2,308
5.50% 11/1/36	2,850	3,178
5.50% 12/1/36	1,014	1,129
5.50% 6/1/38	1,608	1,791
5.50% 3/1/40	12,367	13,775
5.50% 8/1/40	7,535	8,384
5.50% 1/1/41	7,208	8,023

LVIP Delaware Foundation® Aggressive Allocation Fund–10

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 6/1/41	13,021	$14,491
6.00% 2/1/36	6,792	7,734
6.00% 1/1/38	4,700	5,293
6.00% 6/1/38	12,351	13,926
6.00% 8/1/38	15,719	17,959
6.00% 5/1/40	4,815	5,430
6.50% 4/1/39	18,510	20,930
GNMA I S.F. 30 yr 5.00% 6/15/40	6,929	7,626

Total Agency Mortgage-Backed Securities (Cost $8,313,816)		8,394,116

AGENCY OBLIGATIONS–0.04%
Fannie Mae 2.625% 9/6/24	45,000	44,361
Tennessee Valley Authority 2.875% 9/15/24	55,000	54,704

Total Agency Obligations (Cost $99,006)		99,065

COMMERCIAL MORTGAGE-BACKED SECURITIES–0.93%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.015% 2/10/51	40,000	44,048
CD Commercial Mortgage Trust
•Series 2005-CD1 AM 5.40% 7/15/44	25,000	25,926
•Series 2005-CD1 C 5.40% 7/15/44	30,000	30,837
Citigroup Commercial Mortgage Trust Series 2014-GC23 AS 3.863% 7/10/47	20,000	20,353
¿Commercial Mortgage Pass Through Certificates Series 2014-LC17 A5 3.917% 10/10/47	50,000	51,977
Commercial Mortgage Trust Series 2014-CR19 A5 3.796% 8/10/47	25,000	25,543
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.73% 11/10/46	100,000	111,474
FREMF Mortgage Trust
#•Series 2011-K702 B 144A 4.936% 4/25/44	10,000	10,637
#•Series 2012-K19 B 144A 4.176% 5/25/45	10,000	10,259
#•Series 2012-K708 B 144A 3.891% 2/25/45	100,000	102,851
#•Series 2013-K33 B 144A 3.619% 8/25/46	30,000	29,272
#•Series 2013-K712 144A 3.484% 5/25/45	125,000	125,122

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2013-K713 144A 3.274% 4/25/46	75,000	$74,109
#•Series 2014-K716 B 144A 3.954% 8/25/47	25,000	25,376
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	46,761	47,121
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	109,241
#Grace Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	700,000	717,653
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	200,000	203,212
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	27,371	27,222
Series 2014-C21 AS 3.997% 8/15/47	20,000	20,389
Series 2014-C22 A4 3.801% 9/15/47	60,000	61,558
•Series 2014-C22 B 4.714% 9/15/47	40,000	41,535
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-CB11 E 5.647% 8/12/37	15,000	16,036
•Series 2005-LDP5 D 5.559% 12/15/44	25,000	25,791
Series 2006-LDP8 AM 5.44% 5/15/45	89,000	95,350
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	4,004	4,111
•Series 2005-C3 B 4.895% 7/15/40	15,000	15,233
•Series 2006-C6 AJ 5.452% 9/15/39	35,000	36,992
Series 2006-C6 AM 5.413% 9/15/39	15,000	16,133
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18 A4 3.923% 10/15/47	35,000	36,225
Morgan Stanley Capital I Trust •Series 2005-HQ7 AJ 5.38% 11/14/42	50,000	51,599

LVIP Delaware Foundation® Aggressive Allocation Fund–11

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
•Series 2006-T21 AM 5.204% 10/12/52	35,000	$36,579
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	30,000	30,899

Total Commercial Mortgage-Backed Securities (Cost $2,282,138)		2,280,663

CONVERTIBLE BONDS–0.24%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	27,000	21,870
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	21,000	22,207
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	14,000	15,400
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	21,000	22,050
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	10,000	9,525
#Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20	23,000	22,109
Chesapeake Energy 2.25% exercise price $80.36, expiration date 12/14/38	11,000	10,553
Chesapeake Energy 2.50% exercise price $47.77, expiration date 5/15/37	12,000	12,157
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	13,000	15,210
#Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18	23,000	18,889
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	3,000	7,733
fGeneral Cable 4.50% exercise price $35.33, expiration date 11/15/29	28,000	19,565
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	6,000	28,028

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	5,000	$9,944
Intel 3.25% exercise price $21.71, expiration date 8/1/39	6,000	10,073
Jefferies Group 3.875% exercise price $45.19, expiration date 10/31/29	17,000	18,041
#Lexington Realty Trust 144A 6.00% exercise price $6.68, expiration date 1/11/30	7,000	10,115
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	19,000	25,258
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	18,000	18,517
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	20,000	20,625
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	9,000	11,357
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	5,000	17,106
Novellus Systems 2.625% exercise price $35.02, expiration date 5/14/41	13,000	28,397
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	25,000	27,875
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	19,000	13,110
RTI International Metals 1.625% exercise price $40.72, expiration date 10/10/19	14,000	13,457
SanDisk 1.50% exercise price $51.53, expiration date 8/11/17	8,000	15,425
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	5,000	18,159
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	15,000	14,588
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	17,000	13,079
#TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19	17,000	16,522

LVIP Delaware Foundation® Aggressive Allocation Fund–12

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	21,000	$20,567
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	8,000	8,990
•Vector Group 2.50% exercise price $16.78, expiration date 1/14/19	7,000	10,171
VeriSign 4.086% exercise price $34.37, expiration date 8/15/37	7,000	11,799

Total Convertible Bonds (Cost $510,663)		578,471

CORPORATE BONDS–10.33%
Aerospace & Defense–0.02%
TransDigm
#144A 6.00% 7/15/22	30,000	29,663
#144A 6.50% 7/15/24	25,000	24,937

		54,600

Air Freight & Logistics–0.04%
#Aviation Capital Group 144A 6.75% 4/6/21	40,000	45,600
United Parcel Service 5.125% 4/1/19	45,000	50,695

		96,295

Airlines–0.04%
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	25,000	25,094
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	20,000	20,100
¿United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	45,000	45,563

		90,757

Auto Components–0.14%
American Axle & Manufacturing 6.25% 3/15/21	35,000	36,575
Delphi
4.15% 3/15/24	60,000	61,325
6.125% 5/15/21	65,000	71,500
Magna International 3.625% 6/15/24	70,000	69,698
TRW Automotive
#144A 4.45% 12/1/23	70,000	70,875
#144A 4.50% 3/1/21	40,000	40,600

		350,573

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles–0.14%
Daimler 2.75% 12/10/18	NOK	320,000	$51,713
Ford Motor 7.45% 7/16/31		51,000	67,514
General Motors 3.50% 10/2/18		45,000	45,956
#Hyundai Capital America 144A 2.55% 2/6/19		50,000	50,445
Toyota Finance Australia 3.04% 12/20/16	NZD	50,000	37,661
Volkswagen Financial Services 2.25% 5/15/17	NOK	500,000	78,415

			331,704

Beverages–0.07%
#Pernod-Ricard 144A 5.75% 4/7/21		150,000	171,065

			171,065

Biotechnology–0.12%
Amgen 3.625% 5/22/24		45,000	44,681
Celgene
3.95% 10/15/20		105,000	111,382
4.625% 5/15/44		10,000	9,850
Gilead Sciences 3.70% 4/1/24		70,000	71,640
Immucor 11.125% 8/15/19		45,000	48,825

			286,378

Building Products–0.03%
Nortek 8.50% 4/15/21		60,000	64,800

			64,800

Capital Markets–0.15%
Jefferies Group
5.125% 1/20/23		20,000	21,294
6.45% 6/8/27		25,000	28,135
6.50% 1/20/43		15,000	16,631
Lazard Group 6.85% 6/15/17		158,000	178,132
#Nuveen Investments 144A 9.50% 10/15/20		55,000	64,075
State Street 3.10% 5/15/23		65,000	63,160

			371,427

Chemicals–0.46%
Celanese US Holdings 4.625% 11/15/22		45,000	44,325
CF Industries
5.15% 3/15/34		15,000	15,856
5.375% 3/15/44		50,000	52,522
6.875% 5/1/18		95,000	110,114
7.125% 5/1/20		50,000	60,390
Dow Chemical
3.50% 10/1/24		35,000	34,210
4.25% 10/1/34		75,000	72,454
8.55% 5/15/19		223,000	280,551

LVIP Delaware Foundation® Aggressive Allocation Fund–13

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Eastman Chemical 4.65% 10/15/44		20,000	$19,129
Monsanto 4.40% 7/15/44		210,000	208,976
Mosaic 5.625% 11/15/43		140,000	156,840
PolyOne 5.25% 3/15/23		25,000	24,375
Rockwood Specialties Group 4.625% 10/15/20		20,000	20,725
#TPC Group 144A 8.75% 12/15/20		25,000	26,687

			1,127,154

Commercial Banks–0.93%
Abbey National Treasury Services 2.35% 9/10/19		180,000	177,903
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	50,000	45,377
•3.517% 11/6/18	AUD	12,000	10,620
#•Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24		200,000	211,500
BB&T 5.25% 11/1/19		165,000	185,373
#•BBVA Banco Continental 144A 5.25% 9/22/29		20,000	20,148
#BBVA Bancomer 144A 7.25% 4/22/20		100,000	113,700
City National 5.25% 9/15/20		45,000	50,113
Cooperatieve Centrale Raiffeisen-Boerenleenbank 4.875% 1/20/20	AUD	62,000	56,155
KeyBank 5.45% 3/3/16		250,000	265,895
•National City Bank 0.603% 6/7/17		335,000	333,930
Northern Trust 3.95% 10/30/25		30,000	31,124
#•PNC Preferred Funding Trust II 144A 1.457% 3/31/49		100,000	97,125
SVB Financial Group 5.375% 9/15/20		160,000	179,444
•USB Capital IX 3.50% 10/29/49		275,000	235,125
Wells Fargo
4.10% 6/3/26		195,000	194,583
•5.90% 12/29/49		40,000	40,850
Zions Bancorp 4.50% 6/13/23		20,000	20,978

			2,269,943

Commercial Services & Supplies–0.21%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18		200,000	206,000
Avis Budget Car Rental 5.50% 4/1/23		50,000	49,875
#Brambles USA 144A 3.95% 4/1/15		20,000	20,314

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
HD Supply
7.50% 7/15/20		15,000	$15,637
11.50% 7/15/20		30,000	34,687
#Prestige Brands 144A 5.375% 12/15/21		55,000	51,975
#Service Corp International 144A 5.375% 5/15/24		50,000	50,375
Spectrum Brands 6.375% 11/15/20		35,000	36,663
United Rentals North America 5.75% 11/15/24		55,000	55,825

			521,351

Computers & Peripherals–0.05%
NetApp 3.25% 12/15/22		40,000	39,088
#Seagate HDD Cayman 144A 4.75% 1/1/25		80,000	80,000

			119,088

Construction & Engineering–0.00%
URS 3.85% 4/1/17		10,000	10,327

			10,327

Consumer Finance–0.05%
General Motors Financial
3.00% 9/25/17		30,000	30,337
4.375% 9/25/21		35,000	35,831
SunTrust Banks 2.35% 11/1/18		60,000	60,202

			126,370

Containers & Packaging–0.17%
Ball 4.00% 11/15/23		85,000	79,475
Berry Plastics 5.50% 5/15/22		25,000	24,094
#BWAY Holding 144A 9.125% 8/15/21		50,000	50,500
#Consolidated Container 144A 10.125% 7/15/20		20,000	18,900
International Paper
3.65% 6/15/24		45,000	43,750
4.80% 6/15/44		5,000	4,861
#Plastipak Holdings 144A 6.50% 10/1/21		50,000	51,000
Rock Tenn
3.50% 3/1/20		55,000	55,986
4.00% 3/1/23		80,000	81,352

			409,918

Diversified Consumer Services–0.06%
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	2,000,000	143,364

			143,364

LVIP Delaware Foundation® Aggressive Allocation Fund–14

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services–0.71%
Bank of America
4.20% 8/26/24		180,000	$178,658
•6.25% 9/29/49		110,000	109,828
#Comcel Trust 144A 6.875% 2/6/24		200,000	211,500
#ERAC USA Finance 144A 5.25% 10/1/20		95,000	107,226
General Electric Capital
2.10% 12/11/19		70,000	69,668
3.45% 5/15/24		235,000	235,977
4.25% 1/17/18	NZD	50,000	38,653
6.00% 8/7/19		86,000	100,407
•7.125% 12/15/49		100,000	115,925
JPMorgan Chase
•0.865% 1/28/19		26,000	26,216
3.875% 9/10/24		65,000	63,800
•6.75% 8/29/49		105,000	110,827
Morgan Stanley
4.35% 9/8/26		190,000	187,165
5.00% 9/30/21	AUD	14,000	12,325
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		60,000	59,475
#SUAM Finance 144A 4.875% 4/17/24		100,000	102,000

			1,729,650

Diversified Telecommunication Services–0.47%
AT&T 4.80% 6/15/44		160,000	158,260
Bell Canada 3.35% 3/22/23	CAD	19,000	16,767
CC Holdings GS V 3.849% 4/15/23		15,000	14,781
CenturyLink
5.80% 3/15/22		120,000	123,600
6.75% 12/1/23		45,000	48,431
Hughes Satellite Systems 7.625% 6/15/21		15,000	16,425
Intelsat Luxembourg 8.125% 6/1/23		115,000	120,463
#Level 3 Escrow II 144A 5.375% 8/15/22		55,000	54,313
Motorola Solutions 4.00% 9/1/24		65,000	63,576
#SBA Tower Trust 144A 2.24% 4/15/18		40,000	39,494
#SES 144A 3.60% 4/4/23		105,000	106,106
Telefonica Emisiones 6.421% 6/20/16		75,000	81,544
Verizon Communications
#144A 4.862% 8/21/46		169,000	169,890
5.15% 9/15/23		60,000	66,490
6.55% 9/15/43		23,000	28,778

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Windstream
7.50% 4/1/23	15,000	$15,450
7.75% 10/1/21	30,000	32,100

		1,156,468

Electric Utilities–0.58%
#American Transmission Systems 144A 5.25% 1/15/22	155,000	171,953
Berkshire Hathaway Energy 3.75% 11/15/23	110,000	113,056
Cleveland Electric Illuminating 5.50% 8/15/24	5,000	5,768
ComEd Financing III 6.35% 3/15/33	60,000	61,950
#•Electricite de France 144A 5.25% 12/29/49	200,000	203,750
Entergy Arkansas 3.70% 6/1/24	20,000	20,602
Great Plains Energy
4.85% 6/1/21	30,000	33,093
5.292% 6/15/22	40,000	45,573
Indiana Michigan Power 3.20% 3/15/23	15,000	14,964
IPALCO Enterprises 5.00% 5/1/18	45,000	47,644
ITC Holdings 3.65% 6/15/24	160,000	159,827
LG&E & KU Energy
3.75% 11/15/20	60,000	62,418
4.375% 10/1/21	115,000	123,910
#Metropolitan Edison 144A 4.00% 4/15/25	30,000	30,075
NextEra Energy Capital Holdings
2.40% 9/15/19	65,000	64,660
3.625% 6/15/23	25,000	25,358
NV Energy 6.25% 11/15/20	65,000	76,541
Pennsylvania Electric 5.20% 4/1/20	55,000	60,850
Public Service of Oklahoma 5.15% 12/1/19	75,000	83,774

		1,405,766

Electronic Equipment, Instruments & Components–0.06%
Thermo Fisher Scientific
2.40% 2/1/19	60,000	60,154
4.15% 2/1/24	85,000	88,176

		148,330

Energy Equipment & Services–0.12%
Bristow Group 6.25% 10/15/22	35,000	36,444
#Drill Rigs Holdings 144A 6.50% 10/1/17	90,000	90,000
Ensco 4.50% 10/1/24	65,000	65,349
Exterran Partners 6.00% 4/1/21	15,000	14,663

LVIP Delaware Foundation® Aggressive Allocation Fund–15

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Hercules Offshore
#144A 6.75% 4/1/22	15,000	$11,756
#144A 8.75% 7/15/21	15,000	13,125
Key Energy Services 6.75% 3/1/21	65,000	62,887

		294,224

Food Products–0.05%
Smithfield Foods 6.625% 8/15/22	25,000	26,500
Sysco
3.50% 10/2/24	45,000	45,216
4.35% 10/2/34	60,000	61,072

		132,788

Gas Utilities–0.02%
AmeriGas Finance 7.00% 5/20/22	40,000	42,100

		42,100

Health Care Equipment & Supplies–0.21%
Boston Scientific
2.65% 10/1/18	30,000	30,322
6.00% 1/15/20	80,000	91,314
CareFusion 6.375% 8/1/19	75,000	86,604
#Crimson Merger 144A 6.625% 5/15/22	50,000	45,625
Kinetic Concepts 10.50% 11/1/18	35,000	38,150
Zimmer Holdings
3.375% 11/30/21	90,000	91,682
4.625% 11/30/19	125,000	136,536

		520,233

Health Care Providers & Services–0.26%
Air Medical Group Holdings 9.25% 11/1/18	7,000	7,333
#Community Health Systems 144A 6.875% 2/1/22	25,000	26,125
DaVita Healthcare Partners 5.125% 7/15/24	90,000	88,594
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	40,000	42,600
HCA 5.00% 3/15/24	160,000	157,800
Highmark
#144A 4.75% 5/15/21	40,000	40,662
#144A 6.125% 5/15/41	20,000	20,251
McKesson 3.796% 3/15/24	135,000	136,396
#Milacron 144A 7.75% 2/15/21	30,000	31,725
Quest Diagnostics 2.70% 4/1/19	30,000	30,181
Tenet Healthcare 6.00% 10/1/20	58,000	61,480

		643,147

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure–0.17%
#Caesars Growth Properties Holdings 144A 9.375% 5/1/22	35,000	$30,756
International Game Technology 5.35% 10/15/23	75,000	77,265
#Landry’s 144A 9.375% 5/1/20	20,000	21,250
Marriott International 3.375% 10/15/20	40,000	41,099
MGM Resorts International 11.375% 3/1/18	40,000	48,000
#PF Chang’s China Bistro 144A 10.25% 6/30/20	15,000	14,963
Pinnacle Entertainment 7.50% 4/15/21	40,000	41,800
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	35,000	34,559
4.50% 10/1/34	25,000	24,389
Wyndham Worldwide 5.625% 3/1/21	55,000	61,148
Wynn Las Vegas 5.375% 3/15/22	15,000	15,337

		410,566

Independent Power Producers & Energy Traders–0.08%
AES 5.50% 3/15/24	45,000	43,987
Calpine 5.375% 1/15/23	30,000	29,063
Exelon Generation 4.25% 6/15/22	95,000	98,065
#NRG Energy 144A 6.25% 5/1/24	20,000	20,150

		191,265

Industrial Conglomerates–0.04%
#Gates Global 144A 6.00% 7/15/22	90,000	85,050

		85,050

Insurance–0.35%
•Allstate 5.75% 8/15/53	55,000	58,678
American International Group 8.25% 8/15/18	100,000	122,249
Berkshire Hathaway Finance 2.90% 10/15/20	55,000	55,984
•Chubb 6.375% 3/29/67	85,000	93,606
#Five Corners Funding Trust 144A 4.419% 11/15/23	100,000	104,864
#Hockey Merger 144A 7.875% 10/1/21	45,000	46,294
•ING US 5.65% 5/15/53	35,000	35,350
#Liberty Mutual Group 144A 4.95% 5/1/22	20,000	21,566
MetLife
3.60% 4/10/24	55,000	55,696
6.817% 8/15/18	40,000	46,950
#Onex USI Acquisition 144A 7.75% 1/15/21	10,000	10,000

LVIP Delaware Foundation® Aggressive Allocation Fund–16

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Prudential Financial
•5.625% 6/15/43	20,000	$20,944
•5.875% 9/15/42	55,000	58,575
Teachers Insurance & Annuity Association of America
#•144A 4.375% 9/15/54	25,000	25,245
#144A 4.90% 9/15/44	45,000	46,042
•XL Group 6.50% 12/31/49	65,000	63,050

		865,093

Internet & Catalog Retail–0.04%
Expedia 4.50% 8/15/24	35,000	34,757
#Netflix 144A 5.75% 3/1/24	65,000	67,275

		102,032

Internet Software & Services–0.12%
Baidu 3.25% 8/6/18	200,000	206,289
Equinix
4.875% 4/1/20	23,000	22,885
5.375% 4/1/23	52,000	51,740
Zayo Group 10.125% 7/1/20	20,000	22,625

		303,539

IT Services–0.06%
First Data
11.25% 1/15/21	49,000	55,921
11.75% 8/15/21	20,000	23,250
NCR 6.375% 12/15/23	55,000	57,887
Xerox 6.35% 5/15/18	5,000	5,718

		142,776

Machinery–0.12%
Crane
2.75% 12/15/18	15,000	15,283
4.45% 12/15/23	60,000	63,015
Ingersoll-Rand Global Holding
4.25% 6/15/23	120,000	126,072
LSB Industries 7.75% 8/1/19	10,000	10,650
Meritor 6.75% 6/15/21	25,000	26,125
Trinity Industries 4.55% 10/1/24	50,000	50,187

		291,332

Media–0.71%
CCO Holdings 5.25% 9/30/22	25,000	24,563
#Columbus International 144A
7.375% 3/30/21	200,000	208,750
Comcast
3.375% 2/15/25	195,000	192,760
4.20% 8/15/34	35,000	34,815
4.75% 3/1/44	15,000	15,889
#CSC Holdings 144A
5.25% 6/1/24	65,000	62,563
DIRECTV Holdings
4.45% 4/1/24	135,000	140,869

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
DIRECTV Holdings (continued)
5.15% 3/15/42	10,000	$10,149
DISH DBS 5.00% 3/15/23	75,000	72,141
Gray Television 7.50% 10/1/20	45,000	46,237
Historic TW 6.875% 6/15/18	175,000	204,571
‡iHeartMedia PIK 14.00% 2/1/21	5,050	4,633
Lamar Media 5.00% 5/1/23	35,000	33,863
#MDC Partners 144A
6.75% 4/1/20	35,000	36,225
#Nielsen Luxembourg 144A
5.50% 10/1/21	30,000	30,300
#SES Global Americas Holdings
144A 5.30% 3/25/44	90,000	95,449
Sinclair Television Group
5.375% 4/1/21	45,000	44,550
6.125% 10/1/22	15,000	15,337
Time Warner 3.55% 6/1/24	15,000	14,815
Time Warner Cable
4.00% 9/1/21	40,000	42,152
8.25% 4/1/19	108,000	134,642
#Univision Communications
144A 5.125% 5/15/23	75,000	76,313
Viacom 5.25% 4/1/44	145,000	150,423
WPP Finance 2010
5.625% 11/15/43	45,000	49,073

		1,741,082

Metals & Mining–0.32%
AK Steel 7.625% 5/15/20	25,000	24,813
ArcelorMittal 10.35% 6/1/19	145,000	177,444
#FMG Resources August 2006
144A 6.875% 4/1/22	136,000	138,890
#Gerdau Holdings 144A
7.00% 1/20/20	100,000	113,000
Novelis 8.75% 12/15/20	50,000	53,687
Ryerson
9.00% 10/15/17	25,000	26,437
11.25% 10/15/18	6,000	6,630
#Tupy Overseas 144A
6.625% 7/17/24	200,000	204,500
#Yamana Gold 144A
4.95% 7/15/24	40,000	39,895

		785,296

Multiline Retail–0.01%
Target 2.30% 6/26/19	30,000	30,077

		30,077

Multi-Utilities–0.32%
Ameren Illinois 9.75% 11/15/18	263,000	340,336
American Water Capital
3.40% 3/1/25	45,000	44,909
CMS Energy 6.25% 2/1/20	60,000	70,386

LVIP Delaware Foundation® Aggressive Allocation Fund–17

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
•Integrys Energy Group 6.11% 12/1/66	85,000	$86,726
NiSource Finance 6.125% 3/1/22	45,000	52,770
Puget Energy 6.00% 9/1/21	35,000	40,758
SCANA 4.125% 2/1/22	60,000	62,000
•Wisconsin Energy 6.25% 5/15/67	80,000	82,850

		780,735

Oil, Gas & Consumable Fuels–1.47%
Anadarko Petroleum 3.45% 7/15/24	40,000	39,368
California Resources
#144A 5.50% 9/15/21	35,000	35,569
#144A 6.00% 11/15/24	30,000	30,900
Chaparral Energy 7.625% 11/15/22	10,000	10,300
Chesapeake Energy 5.75% 3/15/23	10,000	10,700
Cimarex Energy 4.375% 6/1/24	35,000	35,350
CNOOC Nexen Finance 2014 4.25% 4/30/24	200,000	203,099
Continental Resources 4.50% 4/15/23	130,000	134,894
El Paso Pipeline Partners Operating 4.30% 5/1/24	115,000	114,822
•Enbridge Energy Partners 8.05% 10/1/37	125,000	141,250
Energy Transfer Partners
5.95% 10/1/43	115,000	123,722
9.70% 3/15/19	65,000	83,255
#Energy XXI Gulf Coast 144A 6.875% 3/15/24	45,000	42,413
EnLink Midstream Partners 4.40% 4/1/24	100,000	103,989
•Enterprise Products Operating 7.034% 1/15/68	130,000	147,009
Halcon Resources 8.875% 5/15/21	40,000	39,600
#KazMunayGas National JSC 144A 9.125% 7/2/18	100,000	117,375
Kinder Morgan Energy Partners 9.00% 2/1/19	115,000	143,418
Laredo Petroleum 7.375% 5/1/22	50,000	52,750
Marathon Petroleum 4.75% 9/15/44	160,000	154,195
Midstates Petroleum 9.25% 6/1/21	70,000	69,650
Murphy Oil USA 6.00% 8/15/23	60,000	62,850

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration 5.625% 7/1/24	45,000	$48,375
Oasis Petroleum 6.875% 3/15/22	45,000	47,700
#Pacific Rubiales Energy 144A 7.25% 12/12/21	100,000	109,250
PDC Energy 7.75% 10/15/22	15,000	16,125
Petrobras Global Finance 4.875% 3/17/20	95,000	96,492
Petrobras International Finance 5.375% 1/27/21	28,000	28,443
Petroleos de Venezuela 9.00% 11/17/21	35,000	23,537
Petroleos Mexicanos
6.00% 3/5/20	100,000	114,250
6.50% 6/2/41	25,000	29,043
Plains All American Pipeline 8.75% 5/1/19	120,000	152,106
Plains Exploration & Production 6.50% 11/15/20	23,000	25,245
Pride International 6.875% 8/15/20	210,000	247,889
Samson Investment 39.75% 2/15/20	55,000	50,187
SandRidge Energy 8.125% 10/15/22	85,000	85,319
Statoil 2.90% 11/8/20	35,000	35,741
Sunoco Logistics Partners Operations 3.45% 1/15/23	30,000	29,149
Talisman Energy 5.50% 5/15/42	90,000	91,941
•TransCanada PipeLines 6.35% 5/15/67	130,000	134,550
Williams 4.55% 6/24/24	40,000	39,648
Williams Partners 7.25% 2/1/17	95,000	107,041
#Woodside Finance 144A 8.75% 3/1/19	105,000	131,342
#YPF 144A 8.75% 4/4/24	34,000	34,765

		3,574,616

Paper & Forest Products–0.10%
Fibria Overseas Finance 5.25% 5/12/24	35,000	34,606
Georgia-Pacific 8.00% 1/15/24	125,000	167,681
International Paper 6.00% 11/15/41	40,000	45,660

		247,947

Pharmaceuticals–0.15%
Express Scripts Holding
2.25% 6/15/19	40,000	39,483
3.50% 6/15/24	90,000	88,304
#Forest Laboratories 144A 4.375% 2/1/19	50,000	52,680

LVIP Delaware Foundation® Aggressive Allocation Fund–18

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
#Salix Pharmaceuticals 144A
6.00% 1/15/21	45,000	$48,825
#Valeant Pharmaceuticals
International 144A
5.625% 12/1/21	15,000	14,981
#Valeant Pharmaceuticals
International Escrow 144A
6.375% 10/15/20	25,000	25,781
Zoetis 3.25% 2/1/23	90,000	88,175

		358,229

Real Estate Investment Trusts–0.41%
Alexandria Real Estate Equities
3.90% 6/15/23	95,000	94,837
4.50% 7/30/29	25,000	25,071
American Tower Trust I
#144A 1.551% 3/15/43	20,000	19,692
#144A 3.07% 3/15/23	55,000	54,160
Brandywine Operating
Partnership 4.10% 10/1/24	10,000	9,900
CBL & Associates
5.25% 12/1/23	40,000	43,025
Corporate Office Properties
3.60% 5/15/23	40,000	38,327
5.25% 2/15/24	40,000	42,708
DDR
4.75% 4/15/18	65,000	70,179
7.50% 4/1/17	10,000	11,381
7.875% 9/1/20	85,000	105,751
Excel Trust 4.625% 5/15/24	25,000	25,461
Geo Group 5.875% 10/15/24	35,000	35,263
Healthcare Trust of America
Holdings 3.375% 7/15/21	25,000	24,912
Hospitality Properties Trust
4.50% 3/15/25	45,000	44,545
Host Hotels & Resorts
3.75% 10/15/23	45,000	44,582
4.75% 3/1/23	65,000	69,098
5.875% 6/15/19	30,000	31,792
Regency Centers 4.80% 4/15/21	95,000	103,588
Weyerhaeuser 4.625% 9/15/23	95,000	100,803

		995,075

Real Estate Management & Development–0.02%
WP Carey 4.60% 4/1/24	35,000	36,247

		36,247

Road & Rail–0.06%
Burlington Northern Santa Fe
3.40% 9/1/24	95,000	93,871
Norfolk Southern 3.85% 1/15/24	40,000	41,444

		135,315

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment–0.08%
Broadcom 4.50% 8/1/34	10,000	$10,235
National Semiconductor
6.60% 6/15/17	165,000	188,302

		198,537

Software–0.12%
#Activision Blizzard 144A
6.125% 9/15/23	50,000	53,250
#BMC Software Finance 144A
8.125% 7/15/21	30,000	28,950
#MTS International Funding
144A 8.625% 6/22/20	100,000	106,500
Oracle
3.40% 7/8/24	75,000	74,857
4.50% 7/8/44	30,000	30,444

		294,001

Specialty Retail–0.17%
Bed Bath & Beyond
4.915% 8/1/34	50,000	49,843
5.165% 8/1/44	45,000	44,161
#~Chinos Intermediate Holdings
144A PIK 7.75% 5/1/19	45,000	42,750
QVC
4.375% 3/15/23	85,000	84,952
#144A 5.45% 8/15/34	55,000	54,183
Sally Holdings 5.75% 6/1/22	30,000	30,750
Signet UK Finance
4.70% 6/15/24	115,000	115,856

		422,495

Textiles, Apparel & Luxury Goods–0.02%
Levi Strauss 6.875% 5/1/22	40,000	42,000

		42,000

Transportation Infrastructure–0.07%
AP Moeller-Maersk
#144A 2.55% 9/22/19	25,000	25,090
#144A 3.75% 9/22/24	40,000	40,189
#DP World 144A 6.85% 7/2/37	100,000	112,630

		177,909

Wireless Telecommunication Services–0.16%
#Crown Castle Towers 144A
4.883% 8/15/20	210,000	231,986
Sprint
#144A 7.125% 6/15/24	75,000	75,844
#144A 7.875% 9/15/23	20,000	21,250
T-Mobile USA 6.125% 1/15/22	60,000	60,525

		389,605

Total Corporate Bonds (Cost $24,450,465)		25,218,639

LVIP Delaware Foundation® Aggressive Allocation Fund–19

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS–0.07%
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1
5.125% 6/1/47	20,000	$14,709
5.75% 6/1/47	25,000	19,942
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	25,000	26,593
New York City, New York Series I 5.00% 8/1/22	20,000	23,958
New York State Thruway Authority Series A 5.00% 5/1/19	25,000	29,013
State of Maryland Local Facilities Series A 5.00% 8/1/21	25,000	30,333
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43	20,000	24,038

Total Municipal Bonds (Cost $158,749)		168,586

NON-AGENCY ASSET-BACKED SECURITIES–0.47%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	100,000	108,043
•Ally Master Owner Trust Series 2013-2 A 0.604% 4/15/18	100,000	100,156
•American Express Credit Account Master Trust Series 2013-2 A 0.574% 5/17/21	100,000	100,398
#Applebee’s Series 2014-1 A2 144A 4.277% 9/5/44	70,000	69,334
#ARL Second Series 2014-1A A1 144A 2.92% 6/15/44	97,427	96,979
Avis Budget Rental Car Funding AESOP
#Series 2011-3A A 144A 3.41% 11/20/17	100,000	104,128
#Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,127
#Series 2014-1A A 144A 2.46% 7/20/20	100,000	99,958
•BA Credit Card Trust Series 2014-A3 A 0.444% 1/15/20	35,000	35,005
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	75,000	74,648
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	100,000	98,966
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.554% 10/15/15	150,000	150,621

Total Non-Agency Asset-Backed Securities (Cost $1,141,008)		1,137,363

	Principal Amount°		Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.13%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		3,967	$4,095
Series 2005-6 7A1 5.50% 7/25/20		3,675	3,745
•ChaseFlex Trust Series 2006-1 A4 5.099% 6/25/36		100,000	89,469
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35		32,951	33,020
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 2.873% 1/25/36		20,079	18,444
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36		33,204	33,536
•Series 2007-A1 7A4 2.55% 7/25/35		20,368	18,374
#•Sequoia Mortgage Trust Series 2013-11 B1 144A 3.716% 9/25/43		97,758	95,179
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		18,497	18,886

Total Non-Agency Collateralized Mortgage Obligations (Cost $274,305)			314,748

ΔREGIONAL BONDS–0.01%
Australia–0.01%
Queensland Treasury #144A 4.75% 7/21/25	AUD	14,000	12,992
Canada–0.00%
Province of Ontario Canada 3.45% 6/2/45	CAD	12,000	10,440

Total Regional Bonds (Cost $23,954)			23,432

«SENIOR SECURED LOANS–1.85%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20		118,650	118,573
Allegion US Holding Tranche B 3.00% 12/26/20		143,913	143,373
Aramark Tranche E 3.25% 9/7/19		67,900	66,839
Azure Midstream Tranche B 6.50% 10/21/18		48,734	48,369
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		133,813	131,994
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21		44,888	42,713
Calpine Construction Finance Tranche B 3.00% 5/1/20		108,276	104,973

LVIP Delaware Foundation® Aggressive Allocation Fund–20

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Charter Communications Tranche B 1st Lien 4.25% 8/12/21	60,000	$59,928
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	9,847	9,783
Clear Channel Communications Tranche B 3.65% 1/29/16	138,065	137,013
Community Health Systems Tranche D 4.25% 1/27/21	89,767	89,615
Community Health Systems Tranche E 3.25% 1/25/17	24,370	24,279
Delta Air Lines Tranche B 1st Lien 3.25% 4/20/17	58,322	57,724
Drillships Financing Holdings Tranche B1 6.00% 2/17/21	44,550	42,824
Emdeon 1st Lien 3.75% 11/2/18	72,681	71,977
First Data Tranche B 1st Lien 4.00% 3/24/21	225,450	222,703
HCA Tranche B5 1st Lien 2.75% 3/31/17	116,820	116,236
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	254,400	250,795
Huntsman International Tranche B 3.75% 10/11/20	190,000	188,337
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	63,379	63,266
Immucor Tranche B2 5.00% 8/19/18	78,294	77,902
Infor US Tranche B5 1st Lien 3.75% 6/3/20	177,205	173,495
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	134,296	132,399
KIK Custom Products 1st Lien 5.50% 5/17/19	396,490	397,069
Landry’s Tranche B 4.00% 4/24/18	40,695	40,430
Level 3 Financing Tranche B 4.00% 1/15/20	75,000	73,772
Moxie Liberty Tranche B 7.50% 8/21/20	5,000	5,113
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	44,775	43,805
Novelis Tranche B 3.75% 3/10/17	47,144	46,673
Nuveen Investments 1st Lien 4.00% 5/13/17	65,000	64,924
Nuveen Investments 2nd Lien 6.50% 2/28/19	230,000	231,064
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	31,500	31,457
Patheon 4.25% 1/23/21	24,938	24,421

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Republic of Angola 6.25% 12/16/23		92,000	$92,000
Samson Investment 2nd Lien 5.00% 9/25/18		95,000	92,031
Scientific Games International 4.25% 5/22/20		69,475	68,260
Sensus USA 2nd Lien 8.50% 4/13/18		80,000	79,800
Smart & Final Tranche B 1st Lien 4.75% 11/15/19		23,097	23,083
Sprouts Farmers 4.00% 4/12/20		51,047	50,845
Univision Communications Tranche C4 4.00% 3/1/20		186,192	182,992
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18		54,042	53,163
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20		55,734	55,162
Wide Open West Finance 4.75% 3/27/19		275,800	275,339
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		214,338	211,646

Total Senior Secured Loans (Cost $4,539,943)			4,518,159

ΔSOVEREIGN BONDS–0.36%
Brazil–0.02%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	39,000	15,237
10.00% 1/1/21	BRL	97,000	35,681

			50,918

Colombia–0.02%
Colombia Government International Bond
4.375% 3/21/23	COP	90,000,000	38,511
9.85% 6/28/27	COP	37,000,000	23,143

			61,654

Iceland–0.05%
#Republic of Iceland 144A 5.875% 5/11/22		100,000	112,818

			112,818

Japan–0.01%
Japanese Government CPI Linked Bond 0.10% 3/10/24	JPY	2,160,900	21,252

			21,252

Mexico–0.03%
Mexican Bonos 6.50% 6/10/21	MXN	176,000	13,734

LVIP Delaware Foundation® Aggressive Allocation Fund–21

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Mexico (continued)
Mexican Bonos (continued) 6.50% 6/9/22	MXN	673,000	$52,020

			65,754

Norway–0.01%
Kommunalbanken 5.00% 3/28/19	NZD	24,000	19,018

			19,018

Poland–0.01%
Poland Government Bond
^2.242% 7/25/16	PLN	49,000	14,283
5.25% 10/25/17	PLN	54,000	17,823

			32,106

Portugal–0.01%
#Portugal Government International Bond 144A 5.125% 10/15/24		36,000	37,333

			37,333

Republic of Korea–0.03%
Korea Treasury Inflation-Linked Bond 1.125% 6/10/23	KRW	76,845,199	70,735

			70,735

Romania–0.01%
#Romanian Government International Bond 144A 4.875% 1/22/24		32,000	34,080

			34,080

South Africa–0.03%
South Africa Government Bond 8.00% 1/31/30	ZAR	922,000	76,769

			76,769

Sri Lanka–0.09%
#Sri Lanka Government International Bond 144A 6.00% 1/14/19		200,000	211,500

			211,500

Sweden–0.01%
Sweden Government Bond
1.50% 11/13/23	SEK	150,000	21,052
2.50% 5/12/25	SEK	5,000	762

			21,814

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
United Kingdom–0.03%
United Kingdom Gilt Inflation-Linked Bond 0.125% 3/22/24	GBP	41,185	$70,644

			70,644

Total Sovereign Bonds (Cost $890,413)			886,395

SUPRANATIONAL BANKS–0.03%
European Bank for Reconstruction & Development 6.00% 3/3/16	INR	2,300,000	37,058
Inter-American Development Bank 7.25% 7/17/17	IDR	170,000,000	13,870
International Bank for Reconstruction & Development 4.625% 10/6/21	NZD	13,000	10,102

Total Supranational Banks (Cost $62,151)			61,030

U.S. TREASURY OBLIGATIONS–1.31%
U.S. Treasury Bond 3.125% 8/15/44		1,455,000	1,431,925
U.S. Treasury Notes
1.75% 9/30/19		5,000	4,994
¥2.375% 8/15/24		1,775,000	1,754,616

Total U.S. Treasury Obligations (Cost $3,198,339)			3,191,535

		Number of Shares

MONEY MARKET FUND–0.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares		153,133	153,133

Total Money Market Fund (Cost $153,133)			153,133

		Principal Amount°

SHORT-TERM INVESTMENT–3.38%
≠Discounted Commercial Paper–3.38%
Abbey National North America 0.002% 10/1/14		8,260,000	8,260,000

Total Short-Term Investment (Cost $8,260,000)			8,260,000

TOTAL VALUE OF SECURITIES–101.78% (Cost $184,582,976)	248,405,905
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.78%)	(4,347,312)

NET ASSETS APPLICABLE TO 15,116,314 SHARES OUTSTANDING–100.00%	$244,058,593

LVIP Delaware Foundation® Aggressive Allocation Fund–22

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $10,027,799, which represents 4.11% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2014. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $4,398,816, which represents 1.80% of the Fund’s net assets.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¿

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2014, the aggregate value of fair valued securities was $299,007, which represents 0.12% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2014.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	86% of the income received on this PIK security was in the form of cash and 14% of the income received was in the form of additional par.

¥	Fully or partially pledged as collateral for futures contracts.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(77,029)	USD	67,000	10/31/14	$(285)
BAML	NZD	(139,314)	USD	109,629	10/31/14	1,231
BNYM	THB	(129,824)	USD	3,998	10/2/14	(4)
DB	MXN	(1,303,459)	USD	96,418	10/31/14	(444)
GSC	ZAR	(413,854)	USD	36,772	10/31/14	298
HSBC	GBP	(64,322)	USD	104,876	10/31/14	632
JPMC	IDR	(16,000)	USD	1	10/31/14	—
JPMC	KRW	(36,256,250)	USD	34,649	10/31/14	333
TD	JPY	(2,453,198)	USD	22,532	10/31/14	157

						$1,918

LVIP Delaware Foundation® Aggressive Allocation Fund–23

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(21)	E-mini MSCI EAFE Index	$(1,991,472)	$(1,931,685)	12/22/14	$59,787
(41)	E-mini MSCI Emerging Markets Index	(2,166,317)	(2,055,535)	12/22/14	110,782
(20)	E-mini S&P 500 Index	(1,976,540)	(1,965,500)	12/22/14	11,040
1	U.S. Treasury Long Bond	137,378	137,906	12/22/14	528
(1)	U.S. Treasury 5 yr Note	(118,060)	(118,258)	1/2/15	(198)
6	U.S. Treasury 10 yr Notes	745,237	747,844	12/22/14	2,607

		$(5,369,774)			$184,546

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

COP–Colombian Peso

DB–Deutsche Bank

ETF–Exchange-Traded Fund

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MXN–Mexican Peso

NOK–Norwegian Kroner

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PIK–Pay-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

THB–Thailand Baht

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Aggressive Allocation Fund–24

LVIP Delaware Foundation® Aggressive Allocation Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset & Mortgage-Backed Securities	$—	$12,533,613	$119,101	$12,652,714
Common Stock	169,198,415	406,534	—	169,604,949
Corporate Debt	—	30,223,269	92,000	30,315,269
Foreign Debt	—	970,857	—	970,857
Investment Companies	22,702,662	—	—	22,702,662
Municipal Bonds	—	168,586	—	168,586
U.S. Treasury Obligations	—	3,191,535	—	3,191,535
Short-Term Investments	—	8,260,000	—	8,260,000
Preferred Stock	307,041	79,159	—	386,200
Money Market Fund	153,133	—	—	153,133

Total	$192,361,251	$55,833,553	$211,101	$248,405,905

Futures Contracts	$184,546	$—	$—	$184,546

Foreign Currency Exchange Contracts	$—	$1,918	$—	$1,918

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Foundation® Aggressive Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–33.88%
U.S. MARKETS–21.38%
Aerospace & Defense–0.67%
Boeing	950	$121,011
†Esterline Technologies	1,210	134,637
Honeywell International	1,600	148,992
†KEYW Holding	6,370	70,516
Lockheed Martin	950	173,641
Northrop Grumman	5,200	685,152
Raytheon	6,800	691,016
Rockwell Collins	700	54,950
United Technologies	1,600	168,960

		2,248,875

Air Freight & Logistics–0.09%
FedEx	1,250	201,813
†XPO Logistics	2,880	108,490

		310,303

Auto Components–0.25%
Borg Warner	1,450	76,285
Johnson Controls	15,000	660,000
†Tenneco	1,840	96,250

		832,535

Automobiles–0.04%
Ford Motor	9,750	144,203

		144,203

Banks–0.72%
BB&T	18,100	673,501
BBCN Bancorp	4,300	62,737
Bryn Mawr Bank	810	22,947
Cardinal Financial	4,160	71,011
Citigroup	4,400	228,008
City Holding	1,560	65,723
†First NBC Bank Holding	1,930	63,207
Flushing Financial	2,770	50,608
@Independent Bank (Massachusetts)	1,850	66,082
JPMorgan Chase	5,400	325,296
Prosperity Bancshares	1,510	86,327
Sterling Bancorp	6,470	82,751
Susquehanna Bancshares	6,980	69,800
†Texas Capital Bancshares	1,710	98,633
Webster Financial	2,540	74,016
Wells Fargo	5,400	280,098
†Western Alliance Bancorp	3,450	82,455

		2,403,200

Beverages–0.10%
Coca-Cola	1,650	70,389
PepsiCo	3,000	279,270

		349,659

Biotechnology–0.72%
†Acorda Therapeutics	2,330	78,940

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
†Alkermes	1,800	$77,166
†Celgene	17,100	1,620,738
†Cepheid	2,290	100,829
†Gilead Sciences	2,710	288,479
†Isis Pharmaceuticals	1,130	43,878
†NPS Pharmaceuticals	2,850	74,100
†Spectrum Pharmaceuticals	5,240	42,654
†Vertex Pharmaceuticals	850	95,463

		2,422,247

Building Products–0.02%
AAON	4,435	75,439
†Continental Building Products	432	6,307

		81,746

Capital Markets–0.47%
Ameriprise Financial	1,000	123,380
Bank of New York Mellon	17,200	666,156
BlackRock	400	131,328
Evercore Partners Class A	3,050	143,350
Greenhill	1,010	46,955
Invesco	3,100	122,388
Raymond James Financial	2,450	131,271
State Street	1,800	132,498
†Stifel Financial	1,680	78,775

		1,576,101

Chemicals–0.40%
Axiall	1,780	63,742
†Chemtura	3,750	87,487
duPont (E.I.) deNemours	11,628	834,425
Eastman Chemical	1,700	137,513
Huntsman	3,300	85,767
Innophos Holdings	1,050	57,845
Quaker Chemical	510	36,562
†Taminco	1,630	42,543

		1,345,884

Commercial Services & Supplies–0.33%
McGrath RentCorp	2,450	83,790
Republic Services	2,250	87,795
Tetra Tech	2,430	60,701
United Stationers	2,340	87,914
US Ecology	1,690	79,024
Waste Management	14,600	693,938

		1,093,162

Communications Equipment–0.68%
Cisco Systems	32,100	807,957
†NETGEAR	1,970	61,563
Plantronics	1,380	65,936

LVIP Delaware Foundation® Conservative Allocation Fund–1

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
QUALCOMM	17,965	$1,343,243

		2,278,699

Construction & Engineering–0.05%
Granite Construction	2,250	71,573
†MasTec	1,280	39,194
†MYR Group	1,880	45,270

		156,037

Consumer Finance–0.06%
Capital One Financial	2,450	199,969

		199,969

Containers & Packaging–0.04%
MeadWestvaco	3,450	141,243

		141,243

Diversified Financial Services–0.32%
CME Group	4,000	319,820
IntercontinentalExchange Group	3,930	766,547

		1,086,367

Diversified Telecommunication Services–0.53%
AT&T	26,457	932,345
Atlantic Tele-Network	900	48,510
†inContact	8,010	69,647
Verizon Communications	14,460	722,855

		1,773,357

Electric Utilities–0.28%
Cleco	1,690	81,373
Edison International	13,350	746,532
OGE Energy	3,350	124,319

		952,224

Electrical Equipment–0.04%
Acuity Brands	280	32,959
Eaton	1,600	101,392

		134,351

Electronic Equipment, Instruments & Components–0.07%
Anixter International	980	83,143
†FARO Technologies	1,820	92,365
†Rofin-Sinar Technologies	3,010	69,411

		244,919

Energy Equipment & Services–0.35%
Bristow Group	600	40,320
†C&J Energy Services	2,020	61,711
Core Laboratories	600	87,810
Halliburton	10,000	645,100
†Pioneer Energy Services	1,860	26,077
†RigNet	1,790	72,405

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Schlumberger	2,350	$238,971

		1,172,394

Food & Staples Retailing–0.62%
Casey’s General Stores	2,390	171,363
CVS Health	11,240	894,592
Walgreen	17,175	1,017,962

		2,083,917

Food Products–0.66%
Archer-Daniels-Midland	13,400	684,740
General Mills	2,750	138,737
J&J Snack Foods	790	73,912
Kraft Foods Group	11,833	667,381
Mondelez International Class A	18,900	647,609

		2,212,379

Health Care Equipment & Supplies–0.33%
Baxter International	9,400	674,638
Conmed	2,090	76,996
CryoLife	5,020	49,547
†DexCom	2,080	83,179
†Merit Medical Systems	2,927	34,773
†Quidel	2,860	76,848
West Pharmaceutical Services	2,460	110,110

		1,106,091

Health Care Providers & Services–0.60%
†Air Methods	2,010	111,655
Cardinal Health	9,100	681,772
†Cross Country Healthcare	5,090	47,286
†Express Scripts Holding	2,750	194,233
Quest Diagnostics	10,900	661,412
UnitedHealth Group	2,750	237,187
†WellCare Health Plans	1,080	65,167

		1,998,712

Hotels, Restaurants & Leisure–0.21%
†Buffalo Wild Wings	640	85,933
Cheesecake Factory	1,950	88,725
†Del Frisco’s Restaurant Group	2,990	57,229
Jack in the Box	1,950	132,971
McDonald’s	850	80,589
†Popeyes Louisiana Kitchen	2,480	100,440
Starbucks	2,200	166,012

		711,899

Household Products–0.13%
Kimberly-Clark	1,100	118,327
Procter & Gamble	3,920	328,261

		446,588

LVIP Delaware Foundation® Conservative Allocation Fund–2

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Industrial Conglomerates–0.09%
General Electric	11,350	$290,787

		290,787

Insurance–0.67%
AFLAC	2,450	142,713
Allstate	11,500	705,755
American Equity Investment Life Holding	4,100	93,808
AMERISAFE	1,410	55,145
Fidelity & Guaranty Life	2,990	63,837
@Infinity Property & Casualty	880	56,329
Marsh & McLennan	13,000	680,420
Primerica	1,450	69,919
Prudential Financial	1,200	105,528
@Selective Insurance Group	2,660	58,892
Travelers	1,680	157,819
United Fire Group	1,840	51,097

		2,241,262

Internet & Catalog Retail–0.59%
†Liberty Interactive Class A	34,125	973,245
†Priceline Group	805	932,657
†Shutterfly	1,550	75,547

		1,981,449

Internet Software & Services–1.14%
†Brightcove	4,558	25,434
†eBay	16,525	935,811
†Equinix	3,500	743,680
†Facebook Class A	2,400	189,696
†Google	955	551,379
†Google Class A	1,400	823,774
†GrubHub	940	32,186
j2 Global	1,780	87,861
†SciQuest	4,090	61,514
†Yahoo	3,400	138,550
†Yelp	3,675	250,819

		3,840,704

IT Services–1.07%
Accenture Class A	2,200	178,904
†ExlService Holdings	1,180	28,804
International Business Machines	290	55,051
†InterXion Holding	2,520	69,779
MasterCard Class A	16,400	1,212,288
†TeleTech Holdings	2,640	64,891
Visa Class A	6,125	1,306,891
Xerox	51,000	674,730

		3,591,338

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Life Sciences Tools & Services–0.06%
Thermo Fisher Scientific	1,700	$206,890

		206,890

Machinery–0.19%
Barnes Group	2,610	79,213
Caterpillar	650	64,369
†Chart Industries	440	26,897
Columbus McKinnon	3,000	65,970
Cummins	650	85,787
Deere	750	61,493
ESCO Technologies	1,430	49,735
Kadant	2,280	89,034
Parker Hannifin	950	108,443

		630,941

Media–0.11%
Cinemark Holdings	1,250	42,550
Comcast Class A	3,300	176,550
National CineMedia	4,010	58,185
Regal Entertainment Group Class A	1,850	36,778
Viacom Class B	900	69,246

		383,309

Metals & Mining–0.05%
Kaiser Aluminum	980	74,696
Materion	1,430	43,858
Worthington Industries	1,630	60,669

		179,223

Multiline Retail–0.09%
Macy’s	2,750	159,995
Nordstrom	1,900	129,903

		289,898

Multi-Utilities–0.09%
MDU Resources Group	3,700	102,897
NorthWestern	1,580	71,669
Sempra Energy	1,200	126,456

		301,022

Oil, Gas & Consumable Fuels–1.77%
†Bonanza Creek Energy	450	25,605
†Carrizo Oil & Gas	1,240	66,737
Chevron	8,221	980,930
ConocoPhillips	9,500	726,940
†Diamondback Energy	630	47,111
EOG Resources	12,325	1,220,421
Exxon Mobil	3,000	282,150
†@Jones Energy Class A	3,150	59,157
Kinder Morgan	10,550	404,487
†Kodiak Oil & Gas	5,620	76,263
Marathon Oil	20,115	756,123
Occidental Petroleum	8,600	826,890

LVIP Delaware Foundation® Conservative Allocation Fund–3

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
†Parsley Energy Class A	720	$15,358
†Rosetta Resources	1,770	78,871
†RSP Permian	1,140	29,138
Williams	6,275	347,321

		5,943,502

Paper & Forest Products–0.07%
†Boise Cascade	2,620	78,967
International Paper	1,600	76,384
Neenah Paper	1,460	78,081

		233,432

Pharmaceuticals–1.48%
AbbVie	4,150	239,704
†Actavis	450	108,576
†Akorn	2,210	80,157
Allergan	7,025	1,251,785
†Auxilium Pharmaceuticals	2,510	74,923
Johnson & Johnson	6,989	744,958
†Medicines	1,370	30,578
Merck	15,997	948,302
Perrigo	3,090	464,087
Pfizer	33,014	976,224
†Prestige Brands Holdings	1,770	57,295

		4,976,589

Professional Services–0.08%
Kforce	4,630	90,609
Nielsen Holdings	2,100	93,093
†WageWorks	2,040	92,881

		276,583

Real Estate Investment Trusts–1.94%
American Campus Communities	1,000	36,450
American Realty Capital Properties	3,525	42,511
American Tower	1,850	173,215
Apartment Investment & Management	1,750	55,685
AvalonBay Communities	1,250	176,213
Boston Properties	1,650	191,004
Brandywine Realty Trust	5,275	74,219
Camden Property Trust	750	51,397
Corporate Office Properties Trust	1,375	35,365
Cousins Properties	3,350	40,033
Crown Castle International	13,850	1,115,341
DCT Industrial Trust	12,510	93,950
DDR	6,025	100,798
Douglas Emmett	3,275	84,069
Duke Realty	6,500	111,670
DuPont Fabros Technology	2,780	75,171
EastGroup Properties	1,070	64,831
EPR Properties	2,705	137,089
Equity Lifestyle Properties	900	38,124

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Equity One	1,700	$36,771
Equity Residential	3,225	198,595
Essex Property Trust	650	116,187
Extra Space Storage	900	46,413
Federal Realty Investment Trust	325	38,499
First Industrial Realty Trust	3,775	63,835
First Potomac Realty Trust	2,000	23,500
General Growth Properties	6,925	163,084
Health Care REIT	950	59,251
Healthcare Realty Trust	1,875	44,400
Healthcare Trust of America	3,475	40,310
Highwoods Properties	1,875	72,937
Host Hotels & Resorts	10,905	232,604
Kilroy Realty	1,125	66,870
Kimco Realty	3,450	75,589
Kite Realty Group Trust	3,632	88,040
LaSalle Hotel Properties	3,645	124,805
Lexington Realty Trust	4,000	39,160
Liberty Property Trust	925	30,765
LTC Properties	325	11,989
Macerich	1,000	63,830
National Retail Properties	4,125	142,601
Pebblebrook Hotel Trust	1,350	50,409
Post Properties	1,150	59,041
Prologis	4,575	172,477
PS Business Parks	525	39,973
Public Storage	900	149,256
Ramco-Gershenson Properties Trust	6,635	107,819
Regency Centers	1,475	79,399
RLJ Lodging Trust	2,000	56,940
Sabra Health Care REIT	1,000	24,320
Simon Property Group	2,725	448,045
SL Green Realty	1,250	126,650
Sovran Self Storage	890	66,180
Spirit Realty Capital	5,000	54,850
†Strategic Hotels & Resorts	5,375	62,619
Tanger Factory Outlet Centers	2,000	65,440
Taubman Centers	450	32,850
UDR	3,000	81,750
Ventas	2,775	171,911
Vornado Realty Trust	1,825	182,427

		6,509,526

Road & Rail–0.11%
Hunt (J.B.) Transport Services	1,100	81,455
†Roadrunner Transportation Systems	2,890	65,863
Union Pacific	2,200	238,524

		385,842

Semiconductors & Semiconductor Equipment–0.61%
†Applied Micro Circuits	7,240	50,680

LVIP Delaware Foundation® Conservative Allocation Fund–4

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment (continued)
Avago Technologies	1,500	$130,500
Broadcom Class A	17,100	691,182
Intel	24,961	869,142
Maxim Integrated Products	4,300	130,032
†Semtech	3,420	92,853
†Synaptics	1,090	79,788

		2,044,177

Software–1.19%
†Adobe Systems	14,150	979,039
†Callidus Software	2,530	30,411
†Guidewire Software	1,580	70,057
Intuit	9,325	817,336
Microsoft	36,925	1,711,843
†Proofpoint	2,700	100,278
†Rally Software Development	3,310	39,753
†salesforce.com	1,850	106,431
†SS&C Technologies Holdings	1,740	76,369
†Tyler Technologies	650	57,460

		3,988,977

Specialty Retail–0.69%
DSW Class A	2,800	84,308
†Express	2,890	45,113
L Brands	14,050	941,069
Lowe’s	12,900	682,668
†Sally Beauty Holdings	12,525	342,809
Tractor Supply	1,850	113,793
†Urban Outfitters	2,900	106,430

		2,316,190

Technology Hardware, Storage & Peripherals–0.22%
Apple	4,880	491,660
EMC	7,950	232,617

		724,277

Textiles, Apparel & Luxury Goods–0.26%
†G-III Apparel Group	1,090	90,317
†Iconix Brand Group	2,130	78,682
†Madden (Steven)	3,392	109,324
NIKE Class B	6,800	606,560

		884,883

Trading Companies & Distributors–0.03%
Applied Industrial Technologies	1,970	89,931

		89,931

Total U.S. Markets (Cost $41,644,579)		71,817,793

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS–7.39%
Aerospace & Defense–0.07%
Meggitt	34,421	$251,769

		251,769

Air Freight & Logistics–0.19%
Deutsche Post	19,798	634,924

		634,924

Airlines–0.19%
@Westjet Airlines Class VV	23,016	643,712

		643,712

Auto Components–0.13%
Sumitomo Rubber Industries	29,900	425,059

		425,059

Automobiles–0.28%
Bayerische Motoren Werke	1,983	212,952
Toyota Motor	12,300	724,889

		937,841

Banks–1.00%
†ING Groep	35,143	502,041
Mitsubishi UFJ Financial Group	133,400	754,431
Nordea Bank	64,497	839,272
Standard Chartered	38,916	719,504
UniCredit	68,715	543,330

		3,358,578

Beverages–0.26%
Carlsberg Class B	5,707	507,422
Coca-Cola Amatil	46,386	356,584

		864,006

Chemicals–0.10%
Syngenta ADR	5,440	344,733

		344,733

Construction & Engineering–0.17%
Vinci	9,882	574,232

		574,232

Construction Materials–0.12%
Lafarge	5,748	413,982

		413,982

Containers & Packaging–0.15%
Rexam	62,427	497,704

		497,704

Diversified Telecommunication Services–0.28%
Nippon Telegraph & Telephone	15,241	947,968

		947,968

Energy Equipment & Services–0.27%
†Saipem	21,798	463,657

LVIP Delaware Foundation® Conservative Allocation Fund–5

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services (continued)
Subsea 7	30,164	$430,760

		894,417

Food & Staples Retailing–0.08%
Tesco	89,413	269,892

		269,892

Food Products–0.22%
†Aryzta	8,613	742,974

		742,974

Household Durables–0.10%
Techtronic Industries	119,000	344,057

		344,057

Industrial Conglomerates–0.18%
Koninklijke Philips	19,168	611,693

		611,693

Insurance–0.24%
AXA	32,487	800,580

		800,580

IT Services–0.51%
†CGI Group Class A	28,699	969,746
Teleperformance	11,937	738,502

		1,708,248

Life Sciences Tools & Services–0.03%
†ICON	1,970	112,743

		112,743

Media–0.11%
Publicis Groupe	5,412	371,668

		371,668

Metals & Mining–0.25%
Anglo American ADR	6,600	74,041
AuRico Gold	40,669	141,997
Rio Tinto	9,107	447,551
Yamana Gold	26,937	161,644

		825,233

Multiline Retail–0.06%
Don Quijote	3,600	206,483

		206,483

Multi-Utilities–0.08%
National Grid	19,356	278,637

		278,637

Oil, Gas & Consumable Fuels–0.13%
Total	6,972	453,086

		453,086

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals–1.39%
Novartis	10,170	$960,379
Novo Nordisk ADR	15,075	717,871
Sanofi	7,802	882,587
Stada Arzneimittel	10,678	424,920
Teva Pharmaceutical Industries ADR	31,200	1,677,000

		4,662,757

Road & Rail–0.15%
East Japan Railway	6,667	499,729

		499,729

Specialty Retail–0.22%
Nitori Holdings	11,806	730,978

		730,978

Textiles, Apparel & Luxury Goods–0.24%
Kering	1,690	340,795
Yue Yuen Industrial Holdings	154,500	468,583

		809,378

Trading Companies & Distributors–0.19%
ITOCHU	51,142	624,906

		624,906

Total Developed Markets (Cost $18,634,851)		24,841,967

×EMERGING MARKETS–5.11%
Airlines–0.04%
Gol Linhas Aereas Inteligentes ADR	25,613	123,199

		123,199

Automobiles–0.09%
Hyundai Motor	616	111,236
Mahindra & Mahindra	7,921	174,022

		285,258

Banks–0.57%
Banco Santander Brasil ADR	21,200	138,648
Bangkok Bank	23,805	149,722
China Construction Bank	202,619	141,953
ICICI Bank ADR	4,400	216,040
Industrial & Commercial Bank of China	263,080	163,983
Itau Unibanco Holding ADR	15,165	210,490
KB Financial Group ADR	6,322	228,983
Powszechna Kasa Oszczednosci Bank Polski	7,116	85,237
@=Sberbank	93,948	179,149
Shinhan Financial Group	4,451	205,051
Standard Bank Group	16,161	187,096

		1,906,352

LVIP Delaware Foundation® Conservative Allocation Fund–6

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages–0.28%
†Anadolu Efes Biracilik Ve Malt Sanayii	16,789	$193,952
Cia Cervecerias Unidas ADR	4,000	88,120
Fomento Economico Mexicano ADR	2,134	196,435
@Lotte Chilsung Beverage	155	319,271
Tsingtao Brewery	17,542	124,931

		922,709

Building Products–0.12%
@KCC	610	415,745

		415,745

Chemicals–0.06%
Braskem ADR	9,503	125,154
Sociedad Quimica y Minera de Chile ADR	3,200	83,648

		208,802

Construction & Engineering–0.03%
†Empresas ICA ADR	13,100	90,652

		90,652

Construction Materials–0.22%
†Cemex ADR	25,591	333,707
†Cemex Latam Holdings	9,350	83,296
Siam Cement	6,793	94,245
Siam Cement NVDR	5,900	81,856
Ultratech Cement	3,714	157,797

		750,901

Diversified Financial Services–0.04%
Remgro	6,518	131,696

		131,696

Diversified Telecommunication Services–0.08%
KT ADR	7,500	121,575
Telefonica Brasil ADR	7,895	155,374

		276,949

Electronic Equipment, Instruments & Components–0.13%
Hon Hai Precision Industry	86,166	271,925
†LG Display ADR	11,200	176,400

		448,325

Food & Staples Retailing–0.08%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,400	148,274
Wal-Mart de Mexico Series V	48,757	122,746

		271,020

Food Products–0.26%
Brasil Foods ADR	8,601	204,618
China Mengniu Dairy	36,000	148,361
@Lotte Confectionery	105	216,878
Tingyi Cayman Islands Holding	20,606	54,137

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food Products (continued)
@Uni-President China Holdings	234,000	$233,854

		857,848

Hotels, Restaurants & Leisure–0.02%
@Arcos Dorados Holdings	12,000	71,760

		71,760

Household Durables–0.04%
LG Electronics	1,914	119,200

		119,200

Insurance–0.05%
Samsung Life Insurance	1,767	177,546

		177,546

Internet Software & Services–0.47%
†Alibaba Group Holding ADR	200	17,770
†Baidu ADR	5,975	1,303,924
†SINA	2,325	95,651
†Sohu.com	3,500	175,805

		1,593,150

IT Services–0.03%
†WNS Holdings ADR	4,660	104,897

		104,897

Media–0.13%
Grupo Televisa ADR	12,698	430,208

		430,208

Metals & Mining–0.12%
†Anglo American Platinum	2,197	71,270
@Gerdau	11,600	46,781
Gerdau ADR	8,700	41,760
†Impala Platinum Holdings	4,759	36,688
Steel Authority of India	27,341	30,722
Vale ADR	14,800	162,948

		390,169

Multiline Retail–0.03%
Woolworths Holdings	16,884	104,590

		104,590

Oil, Gas & Consumable Fuels–0.81%
Cairn India	25,668	129,231
China Petroleum & Chemical	122,050	106,884
CNOOC ADR	890	153,561
@Gazprom ADR	35,057	246,801
LUKOIL ADR	3,298	167,868
PetroChina ADR	908	116,687
Petroleo Brasileiro ADR	25,855	366,882
Polski Koncern Naftowy Orlen	7,265	90,511
PTT - Foreign	16,178	179,562
#Reliance Industries GDR 144A	19,381	591,121

LVIP Delaware Foundation® Conservative Allocation Fund–7

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
@Rosneft GDR	24,108	$140,477
Sasol ADR	3,024	164,778
Tambang Batubara Bukit Asam Persero	87,000	94,247
YPF ADR	4,800	177,552

		2,726,162

Paper & Forest Products–0.08%
†Fibria Celulose ADR	18,405	202,455
Nine Dragons Paper Holdings	106,000	76,311

		278,766

Personal Products–0.05%
†Hypermarcas	22,400	161,451

		161,451

Real Estate Management & Development–0.05%
#@=Etalon Group GDR 144A	6,900	25,185
@UEM Sunrise	225,402	125,071

		150,256

Road & Rail–0.01%
America Latina Logistica	15,422	40,014

		40,014

Semiconductors & Semiconductor Equipment–0.21%
MediaTek	13,000	192,521
Taiwan Semiconductor Manufacturing	65,594	258,753
Taiwan Semiconductor Manufacturing ADR	7,900	159,422
United Microelectronics	259,000	107,278

		717,974

Technology Hardware, Storage & Peripherals–0.23%
Samsung Electronics	699	784,507

		784,507

Transportation Infrastructure–0.02%
Santos Brasil Participacoes	7,138	48,998

		48,998

Wireless Telecommunication Services–0.76%
America Movil ADR	6,500	163,800
China Mobile	27,120	313,466
China Mobile ADR	3,600	211,500
MegaFon GDR	7,315	185,655
Mobile Telesystems ADR	6,000	89,640
MTN Group	7,402	156,313
SK Telecom ADR	25,100	761,534
Tim Participacoes ADR	16,200	424,440
†Turkcell Iletisim Hizmetleri ADR	8,351	109,732

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Wireless Telecommunication Services (continued)
Vodacom Group	12,819	$147,667

		2,563,747

Total Emerging Markets (Cost $14,858,369)		17,152,851

Total Common Stock (Cost $75,137,799)		113,812,611

CONVERTIBLE PREFERRED STOCK–0.33%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	1,250	62,375
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	2,325	49,878
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	42	48,153
#Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49	70	77,831
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	788	44,175
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	1,400	71,120
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	55	46,750
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	94	125,102
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	70	92,400
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	2,876	136,552
Maiden Holdings 7.25% exercise price $15.47, expiration date 9/15/16	2,150	96,019
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	2,250	69,277
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	908	86,373

LVIP Delaware Foundation® Conservative Allocation Fund–8

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

CONVERTIBLE PREFERRED STOCK (continued)
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	84	$101,011

Total Convertible Preferred Stock (Cost $1,148,653)		1,107,016

EXCHANGE-TRADED FUNDS–5.24%
iShares MSCI EAFE Growth Index ETF	131,340	8,944,254
iShares MSCI EAFE Index ETF	54,900	3,520,188
Vanguard FTSE Developed Markets ETF	129,530	5,148,817

Total Exchange-Traded Funds (Cost $13,001,587)		17,613,259

PREFERRED STOCK–0.25%
Alabama Power 5.625%	9,280	228,102
•Integrys Energy Group 6.00%	8,750	224,350
National Retail Properties 5.70%	5,050	120,443
Public Storage 5.20%	5,000	112,900
•Regions Financial 6.375%	5,700	144,666

Total Preferred Stock (Cost $838,468)		830,461

	Principal Amount°

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.70%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	3,462	3,929
Series 2003-26 AT 5.00% 11/25/32	88,265	91,608
Series 2010-41 PN 4.50% 4/25/40	235,000	252,291
Series 2010-96 DC 4.00% 9/25/25	450,000	479,522
•*Series 2012-122 SD 5.946% 11/25/42	241,658	53,672
*Series 2013-26 ID 3.00% 4/25/33	327,466	53,116
*Series 2013-38 AI 3.00% 4/25/33	317,499	51,046
*Series 2013-44 DI 3.00% 5/25/33	977,875	162,201
Series 2014-36 ZE 3.00% 6/25/44	148,476	124,050
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	7,154	8,106
Series 2557 WE 5.00% 1/15/18	9,343	9,818
Series 2762 LG 5.00% 9/15/32	130	130

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Freddie Mac REMICs (continued)
Series 3416 GK 4.00% 7/15/22	14,955	$15,177
Series 4065 DE 3.00% 6/15/32	40,000	38,481
*Series 4185 LI 3.00% 3/15/33	243,414	40,931
*Series 4191 CI 3.00% 4/15/33	100,133	16,628
•Freddie Mac Structured Agency Credit Risk Debt Notes Series 2014-DN2 M2 1.805% 4/25/24	250,000	242,807
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	92,500	104,773
GNMA Series 2010-113 KE 4.50% 9/20/40	575,000	620,677

Total Agency Collateralized Mortgage Obligations (Cost $2,328,652)		2,368,963

AGENCY MORTGAGE-BACKED SECURITIES–10.19%
Fannie Mae 6.50% 8/1/17	14,152	14,733
Fannie Mae ARM
•2.301% 4/1/36	38,422	40,970
•2.344% 11/1/35	25,155	26,974
•2.42% 5/1/43	123,679	122,974
•2.546% 6/1/43	42,902	42,935
•3.199% 4/1/44	190,815	196,672
•3.279% 3/1/44	169,011	175,292
•3.292% 9/1/43	149,727	154,431
•5.141% 8/1/35	1,661	1,779
Fannie Mae Relocation 15 yr 4.00% 9/1/20	38,709	40,768
Fannie Mae Relocation 30 yr
5.00% 1/1/34	21,298	23,279
5.00% 10/1/35	13,812	15,083
5.00% 2/1/36	39,640	43,257
Fannie Mae S.F. 15 yr
2.50% 10/1/27	131,549	133,085
2.50% 2/1/28	360,269	364,475
3.00% 11/1/27	8,514	8,799
3.00% 5/1/28	31,301	32,336
3.50% 7/1/26	110,739	116,706
3.50% 12/1/28	36,833	38,942
4.00% 5/1/25	67,319	71,842
4.00% 6/1/25	252,324	269,249
4.00% 11/1/25	438,037	467,771
4.00% 12/1/26	117,325	125,215
4.00% 5/1/27	246,923	263,465
4.00% 8/1/27	136,628	145,866
4.50% 4/1/18	12,599	13,308
5.50% 6/1/23	77,994	86,135
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/29	583,000	586,279
2.50% 11/1/29	480,000	481,556
3.00% 10/1/29	1,517,000	1,562,510

LVIP Delaware Foundation® Conservative Allocation Fund–9

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 20 yr
3.00% 2/1/33	15,077	$15,366
3.00% 8/1/33	60,306	61,237
3.50% 4/1/33	18,062	18,838
3.50% 9/1/33	83,865	87,465
4.00% 1/1/31	22,042	23,565
4.00% 2/1/31	89,361	95,524
5.00% 11/1/23	8,019	8,844
6.00% 9/1/29	72,919	82,428
Fannie Mae S.F. 30 yr
3.00% 7/1/42	110,561	109,286
3.00% 10/1/42	1,755,394	1,734,876
3.00% 12/1/42	293,715	290,246
3.00% 1/1/43	671,939	663,832
3.00% 2/1/43	68,771	67,942
3.00% 4/1/43	424,666	419,414
3.00% 5/1/43	366,009	361,441
4.00% 5/1/43	92,604	97,979
4.00% 8/1/43	51,072	54,029
4.00% 7/1/44	194,322	205,608
4.50% 7/1/36	36,706	39,625
4.50% 11/1/40	109,258	118,181
4.50% 3/1/41	228,675	247,329
4.50% 4/1/41	262,592	284,069
4.50% 10/1/41	132,845	143,701
4.50% 11/1/41	110,901	119,972
4.50% 12/1/43	20,068	21,724
4.50% 5/1/44	83,530	90,434
5.00% 2/1/35	134,423	148,686
5.00% 7/1/35	51,192	56,591
5.00% 10/1/35	116,322	128,613
5.00% 11/1/35	37,004	40,933
5.00% 4/1/37	30,823	34,058
5.00% 8/1/37	89,088	98,494
5.00% 2/1/38	33,055	36,555
5.50% 12/1/32	6,603	7,411
5.50% 2/1/33	94,120	105,391
5.50% 4/1/34	33,740	37,866
5.50% 11/1/34	35,881	40,248
5.50% 12/1/34	161,602	181,065
5.50% 1/1/35	15,021	16,838
5.50% 3/1/35	21,803	24,416
5.50% 5/1/35	57,518	64,444
5.50% 6/1/35	29,359	32,783
5.50% 1/1/36	21,360	23,935
5.50% 7/1/36	9,858	11,047
5.50% 1/1/37	2,236	2,509
5.50% 4/1/37	206,532	233,563
5.50% 8/1/37	92,353	103,447
5.50% 1/1/38	2,825	3,146
5.50% 2/1/38	61,647	69,035
5.50% 3/1/38	70,778	79,392
5.50% 6/1/38	7,024	7,817

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 9/1/38	250,991	$280,943
5.50% 10/1/39	323,323	359,759
5.50% 7/1/40	95,248	105,983
5.50% 9/1/41	36,119	40,238
6.00% 5/1/36	128,466	145,650
6.00% 6/1/36	11,577	13,134
6.00% 12/1/36	13,630	15,507
6.00% 2/1/37	39,170	44,413
6.00% 5/1/37	105,191	118,764
6.00% 6/1/37	6,811	7,789
6.00% 7/1/37	7,256	8,228
6.00% 8/1/37	95,326	108,026
6.00% 9/1/37	14,285	16,197
6.00% 11/1/37	19,390	22,134
6.00% 5/1/38	177,314	200,568
6.00% 7/1/38	4,870	5,499
6.00% 9/1/38	34,410	38,896
6.00% 10/1/38	155,826	176,002
6.00% 11/1/38	31,424	35,723
6.00% 1/1/39	66,014	74,571
6.00% 2/1/39	77,470	88,006
6.00% 9/1/39	558,000	630,806
6.00% 3/1/40	56,198	63,508
6.00% 7/1/40	222,856	251,980
6.00% 9/1/40	49,037	55,524
6.00% 11/1/40	19,619	22,454
6.00% 5/1/41	72,513	82,097
6.50% 2/1/36	60,097	69,776
6.50% 6/1/36	65,559	75,566
6.50% 10/1/36	50,410	57,062
6.50% 8/1/37	4,367	4,943
7.00% 12/1/37	7,498	8,011
7.50% 6/1/31	13,815	16,646
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/44	3,564,000	3,503,440
3.50% 11/1/44	1,293,000	1,317,749
4.00% 10/1/44	1,444,000	1,521,705
4.00% 11/1/44	4,727,000	4,966,600
4.50% 11/1/44	4,190,000	4,508,996
5.00% 11/1/44	392,000	431,600
Freddie Mac ARM
•2.249% 7/1/36	38,708	41,533
•2.338% 4/1/34	9,782	10,411
•2.342% 12/1/33	10,368	11,067
•2.482% 6/1/37	3,722	3,996
•2.526% 1/1/44	366,364	373,516
Freddie Mac S.F. 15 yr
4.00% 5/1/25	19,766	21,099
4.50% 5/1/20	4,121	4,411
4.50% 8/1/24	114,041	122,325
4.50% 7/1/25	21,944	23,499
4.50% 6/1/26	51,361	54,851

LVIP Delaware Foundation® Conservative Allocation Fund–10

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued) 5.00% 6/1/18	30,764	$32,479
Freddie Mac S.F. 20 yr
3.00% 6/1/34	59,490	60,293
3.50% 1/1/34	151,870	157,937
Freddie Mac S.F. 30 yr
3.00% 10/1/42	130,449	129,419
3.00% 11/1/42	117,268	116,706
4.50% 6/1/39	22,114	23,861
4.50% 10/1/39	58,303	62,910
4.50% 3/1/42	104,216	112,507
5.50% 3/1/34	13,161	14,747
5.50% 12/1/34	13,392	15,059
5.50% 6/1/36	9,179	10,243
5.50% 11/1/36	3,842	4,284
5.50% 12/1/36	4,394	4,892
5.50% 6/1/38	2,226	2,480
5.50% 3/1/40	50,242	55,959
5.50% 8/1/40	37,673	41,919
5.50% 1/1/41	10,411	11,588
5.50% 6/1/41	51,319	57,113
6.00% 2/1/36	29,546	33,642
6.00% 1/1/38	20,229	22,784
6.00% 6/1/38	53,409	60,218
6.00% 8/1/38	49,057	56,048
6.00% 5/1/40	24,076	27,150
6.50% 4/1/39	85,147	96,276
7.00% 11/1/33	1,984	2,304
GNMA I S.F. 30 yr
5.00% 6/15/40	28,409	31,268
7.00% 12/15/34	104,313	122,561
7.50% 1/15/32	7,208	8,854

Total Agency Mortgage-Backed Securities (Cost $33,958,739)		34,254,626

AGENCY OBLIGATIONS–0.12%
Fannie Mae 2.625% 9/6/24	185,000	182,375
Tennessee Valley Authority 2.875% 9/15/24	225,000	223,790

Total Agency Obligations (Cost $405,926)		406,165

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.84%
•Banc of America Commercial Mortgage Trust Series 2007-4 AM 6.015% 2/10/51	130,000	143,155
CD Commercial Mortgage Trust
•Series 2005-CD1 AM 5.40% 7/15/44	100,000	103,703

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust (continued)
•Series 2005-CD1 C 5.40% 7/15/44	125,000	$128,488
Citigroup Commercial Mortgage Trust Series 2014-GC23 AS 3.863% 7/10/47	80,000	81,412
¿Commercial Mortgage Pass Through Certificates Series 2014-LC17 A5 3.917% 10/10/47	210,000	218,302
Commercial Mortgage Trust Series 2014-CR19 A5 3.796% 8/10/47	110,000	112,389
DB-UBS Mortgage Trust
#Series 2011-LC1A A3 144A 5.002% 11/10/46	590,000	658,754
#•Series 2011-LC1A C 144A 5.73% 11/10/46	200,000	222,947
FREMF Mortgage Trust
#•Series 2011-K702 B 144A 4.936% 4/25/44	50,000	53,185
#•Series 2012-K19 B 144A 4.176% 5/25/45	40,000	41,035
#•Series 2012-K708 B 144A 3.891% 2/25/45	430,000	442,258
#•Series 2012-K711 144A 3.684% 8/25/45	500,000	506,623
#•Series 2013-K33 B 144A 3.619% 8/25/46	120,000	117,087
#•Series 2013-K712 144A 3.484% 5/25/45	540,000	540,527
#•Series 2013-K713 144A 3.274% 4/25/46	300,000	296,436
#•Series 2014-K716 B 144A 3.954% 8/25/47	100,000	101,506
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	140,282	141,362
•Series 2006-GG6 A4 5.553% 4/10/38	215,000	224,030
#Series 2010-C1 A2 144A 4.592% 8/10/43	345,000	376,880
#Grace Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	1,440,000	1,476,315
Hilton USA Trust
#Series 2013-HLT AFX 144A 2.662% 11/5/30	415,000	416,438
#Series 2013-HLT BFX 144A 3.367% 11/5/30	385,000	391,182
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	123,170	122,499

LVIP Delaware Foundation® Conservative Allocation Fund–11

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust (continued)
Series 2014-C21 AS 3.997% 8/15/47	80,000	$81,555
Series 2014-C22 A4 3.801% 9/15/47	250,000	256,491
•Series 2014-C22 B 4.714% 9/15/47	160,000	166,142
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-CB11 E 5.647% 8/12/37	60,000	64,145
•Series 2005-LDP5 D 5.559% 12/15/44	105,000	108,324
Series 2006-LDP8 AM 5.44% 5/15/45	384,000	411,397
#•Series 2011-C5 C 144A 5.50% 8/15/46	100,000	109,891
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	14,873	15,270
•Series 2005-C3 B 4.895% 7/15/40	70,000	71,088
•Series 2006-C6 AJ 5.452% 9/15/39	170,000	179,676
Series 2006-C6 AM 5.413% 9/15/39	70,000	75,288
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18 A4 3.923% 10/15/47	145,000	150,075
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.38% 11/14/42	155,000	159,958
•Series 2005-HQ7 C 5.38% 11/14/42	350,000	345,989
•Series 2006-T21 AM 5.204% 10/12/52	140,000	146,317
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	145,000	142,568
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	125,000	128,744

Total Commercial Mortgage-Backed Securities (Cost $9,517,043)		9,529,431

CONVERTIBLE BONDS–0.96%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	134,000	108,540

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	39,000	$40,804
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	86,000	90,945
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	69,000	75,900
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	125,000	131,250
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	64,000	64,480
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	69,000	65,723
#Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20	115,000	110,544
Chesapeake Energy 2.25% exercise price $80.36, expiration date 12/14/38	49,000	47,009
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	65,000	76,050
#Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18	118,000	96,907
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	13,000	33,507
fGeneral Cable 4.50% exercise price $35.33, expiration date 11/15/29	133,000	92,934
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	35,000	163,494
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	27,000	53,696
Intel 3.25% exercise price $21.71, expiration date 8/1/39	37,000	62,114
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	106,000	106,199
Jefferies Group 3.875% exercise price $45.19, expiration date 10/31/29	65,000	68,981

LVIP Delaware Foundation® Conservative Allocation Fund–12

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#Lexington Realty Trust 144A 6.00% exercise price $6.68, expiration date 1/11/30	34,000	$49,130
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	114,000	151,549
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	105,000	108,019
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	129,000	133,031
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	60,000	75,713
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	20,000	68,425
Novellus Systems 2.625% exercise price $35.02, expiration date 5/14/41	65,000	141,984
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	126,000	140,490
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	88,000	60,720
RTI International Metals 1.625% exercise price $40.72, expiration date 10/10/19	73,000	70,171
SanDisk 1.50% exercise price $51.53, expiration date 8/11/17	53,000	102,191
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	33,000	119,853
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	73,000	70,993
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	79,000	60,781
#TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19	84,000	81,637
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	119,000	116,546
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	73,000	82,034

		Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
•Vector Group 2.50% exercise price $16.78, expiration date 1/14/19		35,000	$50,852
VeriSign 4.086% exercise price $34.37, expiration date 8/15/37		39,000	65,739

Total Convertible Bonds (Cost $2,854,217)			3,238,935

CORPORATE BONDS–32.70%
Aerospace & Defense–0.07%
TransDigm
#144A 6.00% 7/15/22		145,000	143,369
#144A 6.50% 7/15/24		105,000	104,737

			248,106

Air Freight & Logistics–0.06%
#Aviation Capital Group 144A 6.75% 4/6/21		165,000	188,100

			188,100

Airlines–0.11%
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26		100,000	100,375
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26		80,000	80,400
¿United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26		185,000	187,313

			368,088

Auto Components–0.46%
American Axle & Manufacturing 6.25% 3/15/21		210,000	219,450
Delphi
4.15% 3/15/24		250,000	255,520
6.125% 5/15/21		240,000	264,000
Magna International 3.625% 6/15/24		300,000	298,706
TRW Automotive
#144A 4.45% 12/1/23		295,000	298,687
#144A 4.50% 3/1/21		190,000	192,850

			1,529,213

Automobiles–0.20%
Daimler 2.75% 12/10/18	NOK	720,000	116,355
Ford Motor 7.45% 7/16/31		225,000	297,857
General Motors 3.50% 10/2/18		190,000	194,037
Toyota Finance Australia 3.04% 12/20/16	NZD	80,000	60,258

			668,507

LVIP Delaware Foundation® Conservative Allocation Fund–13

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages–0.12%
Pernod-Ricard
#144A 4.25% 7/15/22	150,000	$156,531
#144A 5.75% 4/7/21	225,000	256,597

		413,128

Biotechnology–0.27%
Amgen 3.625% 5/22/24	175,000	173,759
Celgene
3.95% 10/15/20	390,000	413,703
4.625% 5/15/44	115,000	113,276
Immucor 11.125% 8/15/19	200,000	217,000

		917,738

Building Products–0.09%
Nortek 8.50% 4/15/21	265,000	286,200

		286,200

Capital Markets–0.46%
Jefferies Group
5.125% 1/20/23	135,000	143,734
6.45% 6/8/27	110,000	123,796
6.50% 1/20/43	60,000	66,524
Lazard Group 6.85% 6/15/17	567,000	639,246
#Nuveen Investments 144A 9.50% 10/15/20	260,000	302,900
State Street 3.10% 5/15/23	285,000	276,932

		1,553,132

Chemicals–1.68%
Braskem Finance 6.45% 2/3/24	200,000	208,500
Celanese US Holdings 4.625% 11/15/22	185,000	182,225
CF Industries
5.15% 3/15/34	115,000	121,560
5.375% 3/15/44	230,000	241,600
6.875% 5/1/18	345,000	399,887
7.125% 5/1/20	210,000	253,639
Dow Chemical
4.25% 10/1/34	310,000	299,475
8.55% 5/15/19	1,129,000	1,420,368
Eastman Chemical 4.65% 10/15/44	75,000	71,736
Monsanto 4.40% 7/15/44	865,000	860,781
Mosaic 5.625% 11/15/43	580,000	649,765
OCP
#144A 5.625% 4/25/24	200,000	208,540
#144A 6.875% 4/25/44	200,000	216,540
PolyOne 5.25% 3/15/23	145,000	141,375
Rockwood Specialties Group 4.625% 10/15/20	85,000	88,081
#TPC Group 144A 8.75% 12/15/20	120,000	128,100

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
#US Coatings Acquisition 144A 7.375% 5/1/21		150,000	$161,625

			5,653,797

Commercial Banks–3.54%
Abbey National Treasury Services 2.35% 9/10/19		310,000	306,388
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	118,000	107,089
•3.517% 11/6/18	AUD	36,000	31,860
#Banco de Costa Rica 144A
5.25% 8/12/18		400,000	409,000
#•Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24		200,000	211,500
BanColombia 5.95% 6/3/21		194,000	213,885
Barclays Bank
4.375% 9/11/24		200,000	194,146
7.625% 11/21/22		400,000	430,600
BB&T 5.25% 11/1/19		765,000	859,456
#•BBVA Banco Continental 144A 5.25% 9/22/29		85,000	85,629
#BBVA Bancomer 144A 6.50% 3/10/21		300,000	328,500
Branch Banking & Trust 3.80% 10/30/26		510,000	508,864
City National 5.25% 9/15/20		195,000	217,158
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	270,000	42,157
4.875% 1/20/20	AUD	40,000	36,229
#Credit Suisse 144A 6.50% 8/8/23		250,000	272,513
Export-Import Bank of China
#144A 2.50% 7/31/19		200,000	198,217
#144A 3.625% 7/31/24		205,000	202,521
#HBOS 144A 6.75% 5/21/18		140,000	158,620
#ING Bank 144A 5.80% 9/25/23		235,000	259,314
KeyBank 6.95% 2/1/28		615,000	788,210
Northern Trust 3.95% 10/30/25		135,000	140,060
#•Oversea-Chinese Banking 144A 4.00% 10/15/24		305,000	308,457
PNC Bank 6.875% 4/1/18		740,000	857,834
#•PNC Preferred Funding Trust II 144A 1.457% 3/31/49		500,000	485,625
Rabobank 4.625% 12/1/23		330,000	342,522
#Santander UK 144A 5.00% 11/7/23		405,000	425,685
#Siam Commercial Bank 144A 3.50% 4/7/19		200,000	204,400
•SunTrust Bank 0.525% 8/24/15		220,000	219,846
#Turkiye Garanti Bankasi 144A 4.75% 10/17/19		400,000	400,400

LVIP Delaware Foundation® Conservative Allocation Fund–14

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
U.S. Bank 4.95% 10/30/14	250,000	$250,875
•USB Capital IX 3.50% 10/29/49	780,000	666,900
Wells Fargo
4.10% 6/3/26	785,000	783,320
•5.90% 12/29/49	150,000	153,187
Woori Bank
#144A 2.875% 10/2/18	200,000	204,015
#144A 4.75% 4/30/24	400,000	405,350
Zions Bancorp 4.50% 6/13/23	170,000	178,311

		11,888,643

Commercial Services & Supplies–0.58%
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18	365,000	375,950
Avis Budget Car Rental 5.50% 4/1/23	216,000	215,460
#Brambles USA 144A 3.95% 4/1/15	95,000	96,491
HD Supply
7.50% 7/15/20	87,000	90,697
11.50% 7/15/20	95,000	109,844
#Prestige Brands 144A 5.375% 12/15/21	275,000	259,875
Reynolds Group Issuer 8.25% 2/15/21	100,000	106,250
#Service Corp International 144A 5.375% 5/15/24	235,000	236,763
Spectrum Brands 6.375% 11/15/20	190,000	199,025
United Rentals North America 5.75% 11/15/24	265,000	268,975

		1,959,330

Computers & Peripherals–0.16%
NetApp 3.25% 12/15/22	195,000	190,553
#Seagate HDD Cayman 144A 4.75% 1/1/25	350,000	350,000

		540,553

Construction & Engineering–0.17%
#OAS Finance 144A 8.00% 7/2/21	200,000	192,500
#Odebrecht Offshore Drilling Finance 144A 6.625% 10/1/22	195,220	202,053
URS
3.85% 4/1/17	40,000	41,309
5.00% 4/1/22	140,000	142,107

		577,969

Construction Materials–0.25%
Cemex
#144A 5.875% 3/25/19	200,000	201,500
#144A 7.25% 1/15/21	200,000	212,000
#144A 9.50% 6/15/18	200,000	223,690

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction Materials (continued)
#Tenedora Nemak 144A 5.50% 2/28/23		200,000	$206,000

			843,190

Consumer Finance–0.26%
Ford Motor Credit
3.664% 9/8/24		200,000	196,257
5.875% 8/2/21		200,000	230,294
General Motors Financial
3.00% 9/25/17		110,000	111,237
4.375% 9/25/21		160,000	163,800
#Hyundai Capital America 144A 2.125% 10/2/17		155,000	156,991

			858,579

Containers & Packaging–0.43%
Ball 4.00% 11/15/23		370,000	345,950
Berry Plastics 5.50% 5/15/22		115,000	110,831
#BWAY Holding 144A 9.125% 8/15/21		200,000	202,000
#Consolidated Container 144A 10.125% 7/15/20		95,000	89,775
International Paper 4.80% 6/15/44		155,000	150,705
#Plastipak Holdings 144A 6.50% 10/1/21		175,000	178,500
Rock Tenn
3.50% 3/1/20		245,000	249,394
4.00% 3/1/23		100,000	101,690

			1,428,845

Diversified Consumer Services–0.16%
#ENA Norte Trust 144A 4.95% 4/25/23		229,315	237,325
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	4,000,000	286,728

			524,053

Diversified Financial Services–2.15%
Bank of America
4.20% 8/26/24		755,000	749,372
•6.25% 9/29/49		460,000	459,281
#•Corp Financiera De Desarrollo 144A 5.25% 7/15/29		200,000	203,250
#•Credit Suisse Group 144A 7.50% 12/11/49		200,000	210,500
#ERAC USA Finance 144A 5.25% 10/1/20		675,000	761,868
General Electric Capital
2.10% 12/11/19		235,000	233,886
4.25% 1/17/18	NZD	175,000	135,285
6.00% 8/7/19		384,000	448,329
•7.125% 12/15/49		400,000	463,701

LVIP Delaware Foundation® Conservative Allocation Fund–15

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Goldman Sachs Group
•3.925% 8/21/19	AUD	10,000	$8,876
•4.325% 8/8/18	AUD	10,000	9,010
HSBC Holdings
•5.625% 12/29/49		200,000	198,850
•6.375% 12/29/49		400,000	400,000
JPMorgan Chase
•0.865% 1/28/19		74,000	74,614
3.875% 9/10/24		265,000	260,109
•6.75% 8/29/49		445,000	469,697
•Lloyds Banking Group 7.50% 4/30/49		395,000	407,837
Morgan Stanley
•1.083% 1/24/19		77,000	77,961
4.35% 9/8/26		780,000	768,362
5.00% 9/30/21	AUD	38,000	33,454
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		275,000	272,594
Royal Bank of Scotland Group 5.125% 5/28/24		185,000	182,116
#SUAM Finance 144A 4.875% 4/17/24		305,000	311,100
#•USB Realty 144A 1.381% 12/22/49		100,000	92,875

			7,232,927

Diversified Telecommunication Services–1.97%
#Altice 144A 7.75% 5/15/22		200,000	207,000
AT&T 4.80% 6/15/44		660,000	652,822
Bell Canada 3.35% 3/22/23	CAD	53,000	46,771
#Bharti Airtel International Netherlands 144A 5.35% 5/20/24		400,000	428,236
CC Holdings GS V 3.849% 4/15/23		175,000	172,447
CenturyLink
5.80% 3/15/22		420,000	432,600
6.75% 12/1/23		195,000	209,869
#Digicel Group 144A 8.25% 9/30/20		400,000	414,040
Hughes Satellite Systems 7.625% 6/15/21		95,000	104,025
Intelsat Luxembourg 8.125% 6/1/23		475,000	497,563
#Level 3 Escrow II 144A 5.375% 8/15/22		40,000	39,500
Motorola Solutions 4.00% 9/1/24		270,000	264,085
#SBA Tower Trust 144A 2.24% 4/15/18		180,000	177,724
#SES 144A 3.60% 4/4/23		440,000	444,637

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU 4.57% 4/27/23	450,000	$470,673
#Telemar Norte Leste 144A 5.50% 10/23/20	265,000	260,045
Verizon Communications
#144A 4.862% 8/21/46	721,000	724,795
5.15% 9/15/23	255,000	282,584
6.55% 9/15/43	119,000	148,894
#Virgin Media Finance 144A 6.375% 4/15/23	200,000	207,500
#Wind Acquisition Finance 144A 7.375% 4/23/21	220,000	221,650
Windstream
7.50% 4/1/23	60,000	61,800
7.75% 10/1/21	125,000	133,750

		6,603,010

Electric Utilities–2.12%
AES Gener
#144A 5.25% 8/15/21	200,000	211,752
#•144A 8.375% 12/18/73	200,000	226,000
#American Transmission Systems 144A 5.25% 1/15/22	390,000	432,656
Berkshire Hathaway Energy 3.75% 11/15/23	310,000	318,612
Cleveland Electric Illuminating 5.50% 8/15/24	285,000	328,783
ComEd Financing III 6.35% 3/15/33	220,000	227,150
Electricite de France
#144A 4.60% 1/27/20	95,000	104,991
#•144A 5.25% 12/29/49	470,000	478,813
#•Enel 144A 8.75% 9/24/73	600,000	698,280
Entergy Arkansas 3.70% 6/1/24	85,000	87,557
Great Plains Energy
4.85% 6/1/21	125,000	137,889
5.292% 6/15/22	160,000	182,292
Indiana Michigan Power 3.20% 3/15/23	125,000	124,698
IPALCO Enterprises 5.00% 5/1/18	175,000	185,281
ITC Holdings 3.65% 6/15/24	275,000	274,702
LG&E & KU Energy
3.75% 11/15/20	265,000	275,680
4.375% 10/1/21	395,000	425,605
#Metropolitan Edison 144A 4.00% 4/15/25	125,000	125,311
NextEra Energy Capital Holdings
2.40% 9/15/19	245,000	243,719
3.625% 6/15/23	125,000	126,791
NV Energy 6.25% 11/15/20	280,000	329,716

LVIP Delaware Foundation® Conservative Allocation Fund–16

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Pennsylvania Electric 5.20% 4/1/20	220,000	$243,399
Public Service of New Hampshire 3.50% 11/1/23	160,000	165,379
Public Service of Oklahoma 5.15% 12/1/19	415,000	463,550
#State Grid Overseas Investment 2014 144A 4.125% 5/7/24	495,000	508,510
#Transelec 144A 4.25% 1/14/25	200,000	198,985

		7,126,101

Electronic Equipment, Instruments & Components–0.10%
Jabil Circuit 7.75% 7/15/16	85,000	93,925
Thermo Fisher Scientific 2.40% 2/1/19	245,000	245,630

		339,555

Energy Equipment & Services–0.32%
Bristow Group 6.25% 10/15/22	165,000	171,806
#Drill Rigs Holdings 144A 6.50% 10/1/17	200,000	200,000
Ensco 4.50% 10/1/24	270,000	271,450
Exterran Partners 6.00% 4/1/21	75,000	73,313
Hercules Offshore
#144A 6.75% 4/1/22	70,000	54,863
#144A 8.75% 7/15/21	60,000	52,500
Key Energy Services 6.75% 3/1/21	275,000	266,063

		1,089,995

Food Products–0.36%
#Brasil Foods 144A 3.95% 5/22/23	200,000	188,690
#JBS Investments 144A 7.75% 10/28/20	430,000	459,025
Smithfield Foods 6.625% 8/15/22	120,000	127,200
Sysco
3.50% 10/2/24	175,000	175,841
4.35% 10/2/34	255,000	259,557

		1,210,313

Gas Utilities–0.06%
AmeriGas Finance 7.00% 5/20/22	205,000	215,763

		215,763

Health Care Equipment & Supplies–0.55%
Boston Scientific
2.65% 10/1/18	140,000	141,503
6.00% 1/15/20	285,000	325,308
CareFusion 6.375% 8/1/19	330,000	381,056

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Kinetic Concepts 10.50% 11/1/18	165,000	$179,850
Zimmer Holdings
3.375% 11/30/21	330,000	336,168
4.625% 11/30/19	450,000	491,529

		1,855,414

Health Care Providers & Services–0.61%
Air Medical Group Holdings 9.25% 11/1/18	24,000	25,140
#Community Health Systems 144A 6.875% 2/1/22	120,000	125,400
DaVita Healthcare Partners 5.125% 7/15/24	205,000	201,797
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	175,000	186,375
HCA 5.00% 3/15/24	470,000	463,537
Highmark
#144A 4.75% 5/15/21	150,000	152,481
#144A 6.125% 5/15/41	65,000	65,815
McKesson 3.796% 3/15/24	410,000	414,240
#Milacron 144A 7.75% 2/15/21	145,000	153,337
Tenet Healthcare 6.00% 10/1/20	238,000	252,280

		2,040,402

Hotels, Restaurants & Leisure–0.47%
#Caesars Growth Properties Holdings 144A 9.375% 5/1/22	160,000	140,600
International Game Technology 5.35% 10/15/23	310,000	319,363
#Landry’s 144A 9.375% 5/1/20	90,000	95,625
MGM Resorts International 11.375% 3/1/18	210,000	252,000
#PF Chang’s China Bistro 144A 10.25% 6/30/20	80,000	79,800
Pinnacle Entertainment 7.50% 4/15/21	155,000	161,975
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	150,000	148,110
4.50% 10/1/34	95,000	92,680
Wyndham Worldwide 5.625% 3/1/21	210,000	233,475
Wynn Las Vegas 5.375% 3/15/22	65,000	66,463

		1,590,091

Independent Power Producers & Energy Traders–0.32%
AES 5.50% 3/15/24	205,000	200,387
Calpine 5.375% 1/15/23	125,000	121,094
Exelon Generation 4.25% 6/15/22	405,000	418,066
#NRG Energy 144A 6.25% 5/1/24	100,000	100,750

LVIP Delaware Foundation® Conservative Allocation Fund–17

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Independent Power Producers & Energy Traders (continued)
#Perusahaan Listrik Negara 144A 5.50% 11/22/21	210,000	$219,975

		1,060,272

Industrial Conglomerates–0.06%
#Gates Global 144A 6.00% 7/15/22	205,000	193,725

		193,725

Insurance–1.06%
•Allstate 5.75% 8/15/53	235,000	250,716
American International Group 8.25% 8/15/18	295,000	360,636
•Chubb 6.375% 3/29/67	380,000	418,475
#Five Corners Funding Trust 144A 4.419% 11/15/23	325,000	340,807
#Hockey Merger 144A 7.875% 10/1/21	205,000	210,894
•ING US 5.65% 5/15/53	165,000	166,650
#Liberty Mutual Group 144A 4.95% 5/1/22	95,000	102,439
MetLife 3.60% 4/10/24	225,000	227,849
#MetLife Capital Trust X 144A 9.25% 4/8/38	400,000	579,000
#Onex USI Acquisition 144A 7.75% 1/15/21	40,000	40,000
Prudential Financial
3.50% 5/15/24	140,000	138,835
•5.625% 6/15/43	165,000	172,788
Teachers Insurance & Annuity Association of America
#•144A 4.375% 9/15/54	100,000	100,978
#144A 4.90% 9/15/44	195,000	199,514
•XL Group 6.50% 12/31/49	255,000	247,350

		3,556,931

Internet & Catalog Retail–0.08%
Expedia 4.50% 8/15/24	150,000	148,958
#Netflix 144A 5.75% 3/1/24	100,000	103,500

		252,458

Internet Software & Services–0.36%
Baidu
2.75% 6/9/19	200,000	199,027
3.25% 8/6/18	350,000	361,006
Equinix
4.875% 4/1/20	108,000	107,460
5.375% 4/1/23	247,000	245,765
#Tencent Holdings 144A 3.375% 5/2/19	200,000	202,375
Zayo Group 10.125% 7/1/20	90,000	101,813

		1,217,446

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services–0.11%
First Data 11.75% 8/15/21	98,000	$113,925
NCR 6.375% 12/15/23	245,000	257,863

		371,788

Machinery–0.39%
Crane
2.75% 12/15/18	60,000	61,131
4.45% 12/15/23	245,000	257,311
#Honghua Group 144A 7.45% 9/25/19	200,000	196,500
Ingersoll-Rand Global Holding 4.25% 6/15/23	410,000	430,744
LSB Industries 7.75% 8/1/19	50,000	53,250
Meritor 6.75% 6/15/21	95,000	99,275
Trinity Industries 4.55% 10/1/24	205,000	205,768

		1,303,979

Media–2.34%
#British Sky Broadcasting Group 144A 3.75% 9/16/24	470,000	469,885
CCO Holdings 5.25% 9/30/22	110,000	108,075
#Columbus International 144A 7.375% 3/30/21	200,000	208,750
Comcast
3.375% 2/15/25	825,000	815,522
4.75% 3/1/44	65,000	68,851
#CSC Holdings 144A 5.25% 6/1/24	285,000	274,313
DIRECTV Holdings
4.45% 4/1/24	590,000	615,648
5.15% 3/15/42	50,000	50,743
DISH DBS 5.00% 3/15/23	355,000	341,466
Gray Television 7.50% 10/1/20	200,000	205,500
Historic TW 6.875% 6/15/18	620,000	724,766
‡iHeartMedia PIK 14.00% 2/1/21	25,250	23,167
Interpublic Group 2.25% 11/15/17	130,000	130,608
Lamar Media 5.00% 5/1/23	210,000	203,175
#MDC Partners 144A 6.75% 4/1/20	195,000	201,825
#Nielsen Luxembourg 144A 5.50% 10/1/21	130,000	131,300
#Numericable Group 144A 6.00% 5/15/22	200,000	201,750
#SES Global Americas Holdings 144A 5.30% 3/25/44	420,000	445,428
Sinclair Television Group
5.375% 4/1/21	220,000	217,800
6.125% 10/1/22	90,000	92,025
Time Warner 3.55% 6/1/24	195,000	192,591
Time Warner Cable 4.00% 9/1/21	125,000	131,726

LVIP Delaware Foundation® Conservative Allocation Fund–18

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner Cable (continued) 8.25% 4/1/19	482,000	$600,900
#Univision Communications 144A 5.125% 5/15/23	370,000	376,475
Viacom 5.25% 4/1/44	605,000	627,629
#VTR Finance 144A 6.875% 1/15/24	200,000	207,500
WPP Finance 2010 5.625% 11/15/43	175,000	190,841

		7,858,259

Metals & Mining–0.76%
AK Steel 7.625% 5/15/20	105,000	104,213
ArcelorMittal 10.35% 6/1/19	410,000	501,737
#FMG Resources August 2006 144A 6.875% 4/1/22	567,000	579,049
#Gerdau Holdings 144A 7.00% 1/20/20	145,000	163,850
Novelis 8.75% 12/15/20	215,000	230,856
Ryerson
9.00% 10/15/17	120,000	126,900
11.25% 10/15/18	32,000	35,360
#Tupy Overseas 144A 6.625% 7/17/24	430,000	439,675
#Vedanta Resources 144A 6.00% 1/31/19	200,000	203,000
#Yamana Gold 144A 4.95% 7/15/24	170,000	169,555

		2,554,195

Multi-Utilities–0.83%
Ameren Illinois 9.75% 11/15/18	1,087,000	1,406,636
CenterPoint Energy 5.95% 2/1/17	10,000	11,036
CMS Energy 6.25% 2/1/20	215,000	252,218
•Integrys Energy Group 6.11% 12/1/66	325,000	331,601
NiSource Finance 6.125% 3/1/22	135,000	158,311
Puget Energy 6.00% 9/1/21	130,000	151,385
SCANA 4.125% 2/1/22	150,000	154,999
•Wisconsin Energy 6.25% 5/15/67	320,000	331,399

		2,797,585

Oil, Gas & Consumable Fuels–4.27%
Anadarko Petroleum 3.45% 7/15/24	175,000	172,236
California Resources
#144A 5.50% 9/15/21	145,000	147,356
#144A 6.00% 11/15/24	145,000	149,350
Chaparral Energy 7.625% 11/15/22	45,000	46,350

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy 5.75% 3/15/23	65,000	$69,550
Cimarex Energy 4.375% 6/1/24	140,000	141,400
CNOOC Nexen Finance 2014 4.25% 4/30/24	290,000	294,494
Continental Resources 4.50% 4/15/23	570,000	591,458
El Paso Pipeline Partners Operating 4.30% 5/1/24	385,000	384,403
•Enbridge Energy Partners 8.05% 10/1/37	470,000	531,100
Energy Transfer Partners
5.15% 2/1/43	175,000	169,683
5.95% 10/1/43	445,000	478,750
9.70% 3/15/19	253,000	324,053
#Energy XXI Gulf Coast 144A 6.875% 3/15/24	210,000	197,925
EnLink Midstream Partners 4.40% 4/1/24	420,000	436,753
•Enterprise Products Operating 7.034% 1/15/68	505,000	571,074
Halcon Resources 8.875% 5/15/21	180,000	178,200
#KazMunayGas National JSC 144A 9.125% 7/2/18	235,000	275,831
Kinder Morgan Energy Partners 9.00% 2/1/19	440,000	548,729
Laredo Petroleum 7.375% 5/1/22	235,000	247,925
#Lukoil International Finance 144A 6.125% 11/9/20	200,000	202,000
Marathon Petroleum 4.75% 9/15/44	655,000	631,235
Midstates Petroleum 9.25% 6/1/21	305,000	303,475
Murphy Oil USA 6.00% 8/15/23	285,000	298,537
Newfield Exploration 5.625% 7/1/24	195,000	209,625
Oasis Petroleum 6.875% 3/15/22	200,000	212,000
#Oleoducto Central 144A 4.00% 5/7/21	400,000	400,680
ONGC Videsh 2.50% 5/7/18	200,000	198,248
Pacific Rubiales Energy
#144A 5.375% 1/26/19	115,000	117,013
#144A 7.25% 12/12/21	105,000	114,713
PDC Energy 7.75% 10/15/22	75,000	80,625
#Pertamina Persero 144A 4.875% 5/3/22	200,000	200,700
Petrobras Global Finance 4.875% 3/17/20	350,000	355,497
Petrobras International Finance 5.375% 1/27/21	125,000	126,977

LVIP Delaware Foundation® Conservative Allocation Fund–19

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Petroleos de Venezuela 9.00% 11/17/21	155,000	$104,237
Petroleos Mexicanos 6.50% 6/2/41	170,000	197,489
Plains All American Pipeline 8.75% 5/1/19	435,000	551,384
Plains Exploration & Production 6.50% 11/15/20	113,000	124,031
Pride International 6.875% 8/15/20	875,000	1,032,869
#•PTT Exploration & Production 144A 4.875% 12/29/49	295,000	298,687
Samson Investment 9.75% 2/15/20	245,000	223,563
Statoil 2.90% 11/8/20	150,000	153,176
Talisman Energy 5.50% 5/15/42	520,000	531,217
•TransCanada PipeLines 6.35% 5/15/67	560,000	579,600
Williams 4.55% 6/24/24	165,000	163,548
Williams Partners 7.25% 2/1/17	340,000	383,095
#Woodside Finance 144A 8.75% 3/1/19	380,000	475,331
#YPF 144A 8.75% 4/4/24	124,000	126,790

		14,352,962

Paper & Forest Products–0.25%
Fibria Overseas Finance 5.25% 5/12/24	155,000	153,256
Georgia-Pacific 8.00% 1/15/24	520,000	697,554

		850,810

Pharmaceuticals–0.42%
#Forest Laboratories 144A 4.375% 2/1/19	205,000	215,988
Perrigo #144A 4.00% 11/15/23	200,000	203,851
#144A 5.30% 11/15/43	200,000	216,801
#Salix Pharmaceuticals 144A 6.00% 1/15/21	195,000	211,575
#Valeant Pharmaceuticals International 144A 5.625% 12/1/21	60,000	59,925
#Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20	105,000	108,281
Zoetis 3.25% 2/1/23	400,000	391,888

		1,408,309

Real Estate Investment Trusts–1.39%
Alexandria Real Estate Equities
3.90% 6/15/23	420,000	419,281
4.50% 7/30/29	110,000	110,313

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower Trust I #144A 1.551% 3/15/43	95,000	$93,535
#144A 3.07% 3/15/23	245,000	241,256
Brandywine Operating Partnership 4.10% 10/1/24	35,000	34,651
CBL & Associates 5.25% 12/1/23	165,000	177,477
Corporate Office Properties 3.60% 5/15/23	175,000	167,679
5.25% 2/15/24	180,000	192,185
DDR 4.75% 4/15/18	100,000	107,967
7.50% 4/1/17	110,000	125,186
7.875% 9/1/20	365,000	454,106
Excel Trust 4.625% 5/15/24	115,000	117,121
Geo Group 5.875% 10/15/24	150,000	151,125
Healthcare Trust of America Holdings 3.375% 7/15/21	105,000	104,629
Hospitality Properties Trust 4.50% 3/15/25	195,000	193,027
Host Hotels & Resorts 3.75% 10/15/23	190,000	188,234
4.75% 3/1/23	235,000	249,816
5.875% 6/15/19	115,000	121,870
Regency Centers 4.80% 4/15/21	175,000	190,819
5.875% 6/15/17	171,000	189,620
#Trust F 144A 5.25% 12/15/24	200,000	208,500
#WEA Finance 144A 3.75% 9/17/24	420,000	419,724
Weyerhaeuser 4.625% 9/15/23	395,000	419,127

		4,677,248

Real Estate Management & Development–0.05%
WP Carey 4.60% 4/1/24	160,000	165,702

		165,702

Road & Rail–0.18%
Burlington Northern Santa Fe 3.40% 9/1/24	145,000	143,277
4.90% 4/1/44	280,000	295,992
Norfolk Southern 3.85% 1/15/24	165,000	170,956

		610,225

Semiconductors & Semiconductor Equipment–0.35%
Broadcom 4.50% 8/1/34	50,000	51,174
National Semiconductor 6.60% 6/15/17	605,000	690,442
#Samsung Electronics America 144A 1.75% 4/10/17	415,000	416,485

		1,158,101

LVIP Delaware Foundation® Conservative Allocation Fund–20

LVIP Delaware Foundation® Conservative Allocation Fund
Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software–0.33%
#Activision Blizzard 144A 6.125% 9/15/23	235,000	$250,275
#BMC Software Finance 144A 8.125% 7/15/21	130,000	125,450
#MTS International Funding 144A 8.625% 6/22/20	265,000	282,225
Oracle 3.40% 7/8/24	320,000	319,388
4.50% 7/8/44	140,000	142,071

		1,119,409

Specialty Retail–0.53%
Bed Bath & Beyond 4.915% 8/1/34	225,000	224,296
5.165% 8/1/44	170,000	166,832
#~Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19	205,000	194,750
QVC 4.375% 3/15/23	360,000	359,796
#144A 5.45% 8/15/34	230,000	226,583
Sally Holdings 5.75% 6/1/22	175,000	179,375
Signet UK Finance 4.70% 6/15/24	430,000	433,200

		1,784,832

Transportation Infrastructure–0.15%
AP Moeller-Maersk #144A 2.55% 9/22/19	115,000	115,412
#144A 3.75% 9/22/24	165,000	165,780
#DP World 144A 6.85% 7/2/37	200,000	225,260

		506,452

Wireless Telecommunication Services–0.69%
#Crown Castle Towers 144A 4.883% 8/15/20	900,000	994,226
#Millicom International Cellular 144A 6.625% 10/15/21	200,000	208,500
Sprint #144A 7.125% 6/15/24	340,000	343,825
#144A 7.875% 9/15/23	75,000	79,687
T-Mobile USA 6.125% 1/15/22	270,000	272,363
#Turk Telekomunikasyon AS 144A 3.75% 6/19/19	200,000	195,627
#VimpelCom 144A 7.748% 2/2/21	200,000	207,000

		2,301,228

Total Corporate Bonds (Cost $107,073,468)		109,852,658

MUNICIPAL BONDS–0.39%
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1 5.125% 6/1/47	95,000	69,866

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1 (continued) 5.75% 6/1/47	105,000	$83,757
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	110,000	117,011
New York City, New York Series I 5.00% 8/1/22	75,000	89,844
New York State Thruway Authority Series A 5.00% 5/1/19	105,000	121,856
Oregon State Taxable Pension 5.892% 6/1/27	485,000	592,558
State of Maryland Local Facilities Series A 5.00% 8/1/21	105,000	127,397
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43	80,000	96,152

Total Municipal Bonds (Cost $1,151,348)		1,298,441

NON-AGENCY ASSET-BACKED SECURITIES–1.09%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	125,000	135,054
•Ally Master Owner Trust Series 2013-2 A 0.604% 4/15/18	230,000	230,358
•American Express Credit Account Master Trust Series 2013-2 A 0.574% 5/17/21	125,000	125,497
#Applebee’s Series 2014-1 A2 144A 4.277% 9/5/44	290,000	287,243
#ARL Second Series 2014-1A A1 144A 2.92% 6/15/44	175,369	174,562
Avis Budget Rental Car Funding AESOP #Series 2011-3A A 144A 3.41% 11/20/17	140,000	145,779
#Series 2013-1A A 144A 1.92% 9/20/19	190,000	188,341
#Series 2014-1A A 144A 2.46% 7/20/20	240,000	239,900
•BA Credit Card Trust Series 2014-A3 A 0.444% 1/15/20	155,000	155,021
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	100,000	111,886
CenterPoint Energy Transition Bond IV Series 2012-1 A3 3.028% 10/15/25	200,000	200,376
fCiticorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	400,000	399,992
Discover Card Execution Note Trust Series 2012-A6 A6 1.67% 1/18/22	400,000	389,506

LVIP Delaware Foundation® Conservative Allocation Fund–21

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	$99,728
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	305,000	303,567
Mid-State Trust Series 11 A1 4.864% 7/15/38	90,951	96,871
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	195,000	192,983
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.554% 10/15/15	180,000	180,745

Total Non-Agency Asset-Backed Securities (Cost $3,601,207)		3,657,409

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.28%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	15,074	15,560
Series 2005-6 7A1 5.50% 7/25/20	14,701	14,979
•ChaseFlex Trust Series 2006-1 A4 5.099% 6/25/36	255,000	228,146
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	136,510	136,796
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27	29,858	31,314
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	140,721	142,127
•MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33	25,393	25,385
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	15,283	15,283
#•Sequoia Mortgage Trust Series 2013-11 B1 144A 3.716% 9/25/43	97,758	95,179
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34	76,909	78,526
¿Washington Mutual Mortgage Pass Through Certificates Series 2003-S10 A2 5.00% 10/25/18	48,812	50,236

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2006-2 3A1 5.75% 3/25/36		97,144	$98,738

Total Non-Agency Collarterized Mortgage Obligations (Cost $828,675)			932,269

ΔREGIONAL BONDS–0.02%
Australia–0.01%
Queensland Treasury #144A 4.75% 7/21/25	AUD	36,000	33,408
Canada–0.01%
Province of Ontario Canada 3.45% 6/2/45	CAD	37,000	32,190

Total Regional Bonds (Cost $67,207)			65,598

«SENIOR SECURED LOANS–5.69%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20		504,263	503,606
Allegion US Holding Tranche B 3.00% 12/26/20		610,388	608,099
Aramark Tranche E 3.25% 9/7/19		281,300	276,905
Azure Midstream Tranche B 6.50% 10/21/18		195,729	194,261
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		555,077	547,531
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21		204,488	194,583
Calpine Construction Finance Tranche B 3.00% 5/1/20		452,455	438,655
Charter Communications Tranche B 1st Lien 4.25% 8/12/21		255,000	254,695
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17		39,389	39,131
Clear Channel Communications Tranche B 3.65% 1/29/16		251,908	249,988
Community Health Systems Tranche D 4.25% 1/27/21		401,925	401,243
Community Health Systems Tranche E 3.25% 1/25/17		104,250	103,860
Delta Air Lines Tranche B 1st Lien 3.25% 4/20/17		213,839	211,647
Drillships Financing Holdings Tranche B1 6.00% 2/17/21		202,950	195,086
Emdeon 1st Lien 3.75% 11/2/18		305,615	302,653
First Data Tranche B 1st Lien 4.00% 3/24/21		953,637	942,017
HCA Tranche B4 2.75% 5/1/18		792,000	783,751

LVIP Delaware Foundation® Conservative Allocation Fund–22

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
HCA Tranche B5 1st Lien 2.75% 3/31/17	525,690	$523,062
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	717,267	707,103
Huntsman International Tranche B 3.75% 10/11/20	810,000	802,913
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	117,007	116,800
Immucor Tranche B2 5.00% 8/19/18	498,135	495,644
Infor US Tranche B5 1st Lien 3.75% 6/3/20	540,260	528,949
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	604,575	596,036
KIK Custom Products 1st Lien 5.50% 5/17/19	992,476	993,924
Landry’s Tranche B 4.00% 4/24/18	189,912	188,675
Level 3 Financing Tranche B 4.00% 1/15/20	300,000	295,087
Moxie Liberty Tranche B 7.50% 8/21/20	20,000	20,450
National Vision 4.00% 3/6/21	58,827	57,430
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	199,001	194,689
Novelis Tranche B 3.75% 3/10/17	206,257	204,194
Nuveen Investments 1st Lien 4.00% 5/13/17	270,000	269,685
Nuveen Investments 2nd Lien 6.50% 2/28/19	1,045,000	1,049,833
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	121,500	121,335
Patheon 4.25% 1/23/21	359,100	351,663
Republic of Angola 6.25% 12/16/23	400,000	400,000
Samson Investment 2nd Lien 5.00% 9/25/18	380,000	368,125
Scientific Games International 4.25% 5/22/20	312,638	307,168
Sensus USA 2nd Lien 8.50% 4/13/18	300,000	299,250
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	89,088	89,033
Sprouts Farmers 4.00% 4/12/20	211,479	210,642
Stena 1st Lien 4.00% 2/21/21	398,000	389,045
Univision Communications Tranche C4 4.00% 3/1/20	729,521	716,984

		Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18		206,341	$202,988
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20		238,859	236,411
Wide Open West Finance 4.75% 3/27/19		1,250,950	1,248,861
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		899,058	887,766

Total Senior Secured Loans (Cost $19,234,176)			19,121,456

ΔSOVEREIGN BONDS–1.20%
Brazil–0.06%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	170,000	66,417
10.00% 1/1/21	BRL	387,000	142,356

			208,773

Chile–0.05%
Chile Government International Bond 5.50% 8/5/20	CLP	85,000,000	150,304

			150,304

Colombia–0.08%
Colombia Government International Bond
4.375% 3/21/23	COP	377,000,000	161,319
9.85% 6/28/27	COP	154,000,000	96,324

			257,643

Guatemala–0.13%
#Republic of Guatemala 144A 5.75% 6/6/22		400,000	443,000

			443,000

Iceland–0.07%
#Republic of Iceland 144A 5.875% 5/11/22		200,000	225,635

			225,635

Indonesia–0.07%
#Indonesia Government International Bond 144A 3.375% 4/15/23	IDR	254,000	237,490

			237,490

Japan–0.02%
Japanese Government CPI Linked Bond 0.10% 3/10/24	JPY	6,071,100	59,709

			59,709

LVIP Delaware Foundation® Conservative Allocation Fund–23

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Kenya–0.06%
#Kenya Government International Bond 144A 5.875% 6/24/19		200,000	$206,250

			206,250

Mexico–0.06%
Mexican Bonos
6.50% 6/10/21	MXN	577,800	45,089
6.50% 6/9/22	MXN	2,017,000	155,904

			200,993

Norway–0.02%
Kommunalbanken 5.00% 3/28/19	NZD	91,000	72,112

			72,112

Pakistan–0.06%
#Pakistan Government International Bond 144A 7.25% 4/15/19		200,000	202,750

			202,750

Philippines–0.07%
Philippine Government International Bond 6.25% 1/14/36	PHP	10,000,000	239,433

			239,433

Poland–0.03%
Poland Government Bond
^2.242% 7/25/16	PLN	137,000	39,935
5.25% 10/25/17	PLN	151,000	49,839

			89,774

Portugal–0.03%
#Portugal Government International Bond 144A 5.125% 10/15/24		88,000	91,258

			91,258

Republic of Korea–0.06%
Korea Treasury Inflation-Linked Bond 1.125% 6/10/23	KRW	220,184,026	202,676

			202,676

Romania–0.04%
#Romanian Government International Bond 144A 4.875% 1/22/24		138,000	146,970

			146,970

		Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Senegal–0.06%
#Senegal Government International Bond 144A 6.25% 7/30/24		200,000	$200,500

			200,500

South Africa–0.09%
South Africa Government Bond 8.00% 1/31/30	ZAR	3,820,000	318,065

			318,065

Sri Lanka–0.06%
#Sri Lanka Government International Bond 144A 6.00% 1/14/19		200,000	211,500

			211,500

Sweden–0.02%
Sweden Government Bond
1.50% 11/13/23	SEK	425,000	59,647
2.50% 5/12/25	SEK	40,000	6,100

			65,747

United Kingdom–0.06%
United Kingdom Gilt Inflation-Linked Bond 0.125% 3/22/24	GBP	114,050	195,629

			195,629

Total Sovereign Bonds (Cost $4,096,752)			4,026,211

SUPRANATIONAL BANKS–0.12%
European Bank for Reconstruction & Development 6.00% 3/3/16	INR	9,400,000	151,456
Inter-American Development Bank 7.25% 7/17/17	IDR	520,000,000	42,426
International Bank for Reconstruction & Development
•2.898% 9/24/18	AUD	216,000	189,284
4.625% 10/6/21	NZD	35,000	27,199

Total Supranational Banks (Cost $427,998)			410,365

U.S. TREASURY OBLIGATIONS–1.60%
¥U.S. Treasury Bond 3.125% 8/15/44		5,305,000	5,220,868
U.S. Treasury Notes
1.75% 9/30/19		135,000	134,826
2.375% 8/15/24		15,000	14,828

Total U.S. Treasury Obligations (Cost $5,352,657)			5,370,522

LVIP Delaware Foundation® Conservative Allocation Fund–24

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–4.24%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	14,256,585	$14,256,585

Total Money Market Fund (Cost $14,256,584)		14,256,585

	Principal Amount°

SHORT-TERM INVESTMENTS–3.30%
≠Discounted Commercial Paper–3.30%
Cornell University 0.10% 11/5/14	2,500,000	2,499,775

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS (continued)
≠Discounted Commercial Paper (continued)
duPont (E.I.) deNemours 0.09% 10/16/14	3,590,000	$3,589,885
HSBC USA 0.20% 1/12/15	5,000,000	4,997,405

		11,087,065

Total Short-Term Investments (Cost $11,086,761)		11,087,065

TOTAL VALUE OF SECURITIES–105.14% (Cost $306,367,917)	353,240,046
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(5.14%)	(17,281,914)

NET ASSETS APPLICABLE TO 21,960,135 SHARES OUTSTANDING–100.00%	$335,958,132

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $46,960,891, which represents 13.98% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2014. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $2,905,144, which represents 0.86% of the Fund’s net assets.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¿

PassThrough Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2014, the aggregate value of fair valued securities was $204,334, which represents 0.06% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2014.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	86% of the income received on this PIK security was in the form of cash and 14% of the income received was in the form of additional par.

¥	Fully or partially pledged as collateral for futures contracts.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2014.

LVIP Delaware Foundation® Conservative Allocation Fund–25

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(203,494)	USD	177,000	10/31/14	$(752)
BAML	EUR	(15,762)	USD	20,000	10/31/14	87
BAML	NZD	(388,817)	USD	306,589	10/31/14	4,055
BNP	AUD	(103,950)	USD	92,028	10/31/14	1,228
BNYM	THB	(98,199)	USD	3,024	10/2/14	(3)
DB	MXN	(4,347,234)	USD	321,743	10/31/14	(1,306)
GSC	ZAR	(1,642,373)	USD	145,929	10/31/14	1,183
HSBC	GBP	(126,075)	USD	205,479	10/31/14	1,156
JPMC	IDR	(22,000)	USD	2	10/31/14	—
JPMC	KRW	(115,035,100)	USD	109,936	10/31/14	1,057
TD	JPY	(6,235,213)	USD	57,268	10/31/14	398

						$7,103

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(17)	E-mini MSCI EAFE Index	$(1,612,144)	$(1,563,745)	12/22/14	$48,399
(34)	E-mini MSCI Emerging Markets Index	(1,796,458)	(1,704,590)	12/22/14	91,868
(17)	E-mini S&P 500 Index	(1,680,059)	(1,670,675)	12/22/14	9,384
1	U.S. Treasury Long Bond	137,378	137,907	12/22/14	529
(28)	U.S. Treasury 5 yr Notes	(3,305,666)	(3,311,219)	1/2/15	(5,553)
26	U.S. Treasury 10 yr Notes	3,229,359	3,240,656	12/22/14	11,297

		$(5,027,590)			$155,924

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AMT–Subject to Alternative Minimum Tax

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CLP–Chilean Peso

COP–Colombian Peso

DB–Deutsche Bank

ETF–Exchange-Traded Fund

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

LVIP Delaware Foundation® Conservative Allocation Fund–26

LVIP Delaware Foundation® Conservative Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PHP–Philippine Peso

PIK–Pay-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Bank

THB–Thailand Baht

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$50,651,742	$497,121	$51,148,863
Common Stock	113,534,236	278,375	—	113,812,611
Corporate Debt	—	131,813,049	400,000	132,213,049
Foreign Debt	—	4,502,174	—	4,502,174
Investment Companies	17,613,259	—	—	17,613,259
Municipal Bonds	—	1,298,441	—	1,298,441
U.S. Treasury Obligations	—	5,370,522	—	5,370,522
Short-Term Investments	—	11,087,065	—	11,087,065
Preferred Stock	1,503,390	434,087	—	1,937,477
Money Market Fund	14,256,585	—	—	14,256,585

Total	$146,907,470	$205,435,455	$897,121	$353,240,046

Foreign Currency Exchange Contracts	$—	$7,103	$—	$7,103

Futures Contracts	$155,924	$—	$—	$155,924

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Foundation® Conservative Allocation Fund–27

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–50.85%
U.S. MARKETS–32.04%
Aerospace & Defense–1.02%
Boeing	470	$59,869
†Esterline Technologies	585	65,093
Honeywell International	810	75,427
†KEYW Holding	3,150	34,871
Lockheed Martin	490	89,562
Northrop Grumman	2,600	342,576
Raytheon	3,400	345,508
Rockwell Collins	340	26,690
United Technologies	790	83,424

		1,123,020

Air Freight & Logistics–0.14%
FedEx	590	95,255
†XPO Logistics	1,450	54,621

		149,876

Auto Components–0.37%
Borg Warner	720	37,879
Johnson Controls	7,400	325,600
†Tenneco	900	47,079

		410,558

Automobiles–0.07%
Ford Motor	4,920	72,767

		72,767

Banks–1.08%
BB&T	9,000	334,890
BBCN Bancorp	2,130	31,077
Bryn Mawr Bank	390	11,049
Cardinal Financial	2,080	35,506
Citigroup	2,190	113,486
City Holding	775	32,651
†First NBC Bank Holding	950	31,113
Flushing Financial	1,380	25,213
@Independent Bank (Massachusetts)	930	33,220
JPMorgan Chase	2,680	161,443
Prosperity Bancshares	760	43,449
Sterling Bancorp	3,165	40,480
Susquehanna Bancshares	3,420	34,200
†Texas Capital Bancshares	765	44,125
Webster Financial	1,250	36,425
Wells Fargo	2,610	135,381
†Western Alliance Bancorp	1,695	40,511

		1,184,219

Beverages–0.16%
Coca-Cola	840	35,834
PepsiCo	1,460	135,911

		171,745

Biotechnology–1.10%
†Acorda Therapeutics	1,155	39,131

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Biotechnology (continued)
†Alkermes	910	$39,012
†Celgene	8,660	820,795
†Cepheid	1,120	49,314
†Gilead Sciences	1,340	142,643
†Isis Pharmaceuticals	555	21,551
†NPS Pharmaceuticals	1,420	36,920
†Spectrum Pharmaceuticals	2,610	21,245
†Vertex Pharmaceuticals	410	46,047

		1,216,658

Building Products–0.04%
AAON	2,075	35,296
†Continental Building Products	213	3,110

		38,406

Capital Markets–0.71%
Ameriprise Financial	500	61,690
Bank of New York Mellon	8,500	329,205
BlackRock	200	65,664
Evercore Partners Class A	1,505	70,735
Greenhill	490	22,780
Invesco	1,540	60,799
Raymond James Financial	1,230	65,903
State Street	920	67,721
†Stifel Financial	840	39,388

		783,885

Chemicals–0.61%
Axiall	900	32,229
†Chemtura	1,860	43,394
duPont (E.I.) deNemours	5,810	416,926
Eastman Chemical	880	71,183
Huntsman	1,650	42,883
Innophos Holdings	490	26,994
Quaker Chemical	245	17,564
†Taminco	810	21,141

		672,314

Commercial Services & Supplies–0.49%
McGrath RentCorp	1,180	40,356
Republic Services	1,130	44,093
Tetra Tech	1,175	29,351
United Stationers	1,170	43,957
US Ecology	815	38,109
Waste Management	7,200	342,216

		538,082

Communications Equipment–1.02%
Cisco Systems	15,900	400,203
†NETGEAR	980	30,625
Plantronics	660	31,535

LVIP Delaware Foundation® Moderate Allocation Fund—1

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Communications Equipment (continued)
QUALCOMM	8,880	$663,958

		1,126,321

Construction & Engineering–0.07%
Granite Construction	1,105	35,150
†MasTec	640	19,597
†MYR Group	890	21,431

		76,178

Consumer Finance–0.09%
Capital One Financial	1,160	94,679

		94,679

Containers & Packaging–0.06%
MeadWestvaco	1,680	68,779

		68,779

Diversified Financial Services–0.48%
CME Group	2,000	159,910
IntercontinentalExchange Group	1,905	371,570

		531,480

Diversified Telecommunication Services–0.79%
AT&T	13,170	464,111
Atlantic Tele-Network	455	24,525
†inContact	3,930	34,171
Verizon Communications	7,000	349,930

		872,737

Electric Utilities–0.42%
Cleco	820	39,483
Edison International	6,530	365,158
OGE Energy	1,560	57,892

		462,533

Electrical Equipment–0.06%
Acuity Brands	135	15,891
Eaton	800	50,696

		66,587

Electronic Equipment, Instruments & Components–0.11%
Anixter International	475	40,299
†FARO Technologies	900	45,675
†Rofin-Sinar Technologies	1,485	34,244

		120,218

Energy Equipment & Services–0.52%
Bristow Group	295	19,824
†C&J Energy Services	1,005	30,703
Core Laboratories	250	36,587
Halliburton	5,000	322,550
†Pioneer Energy Services	895	12,548
†RigNet	890	36,001

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Energy Equipment & Services (continued)
Schlumberger	1,160	$117,960

		576,173

Food & Staples Retailing–0.92%
Casey’s General Stores	1,155	82,813
CVS Health	5,560	442,520
Walgreen	8,250	488,977

		1,014,310

Food Products–1.00%
Archer-Daniels-Midland	6,600	337,260
General Mills	1,330	67,099
J&J Snack Foods	390	36,488
Kraft Foods Group	5,833	328,981
Mondelez International Class A	9,700	332,371

		1,102,199

Health Care Equipment & Supplies–0.50%
Baxter International	4,700	337,319
Conmed	1,020	37,577
CryoLife	2,470	24,379
†DexCom	1,050	41,989
†Merit Medical Systems	1,465	17,404
†Quidel	1,405	37,752
West Pharmaceutical Services	1,235	55,279

		551,699

Health Care Providers & Services–0.90%
†Air Methods	990	54,995
Cardinal Health	4,500	337,140
†Cross Country Healthcare	2,570	23,875
†Express Scripts Holding	1,320	93,232
Quest Diagnostics	5,500	333,740
UnitedHealth Group	1,360	117,300
†WellCare Health Plans	525	31,679

		991,961

Hotels, Restaurants & Leisure–0.32%
†Buffalo Wild Wings	315	42,295
Cheesecake Factory	945	42,997
†Del Frisco’s Restaurant Group	1,485	28,423
Jack in the Box	970	66,144
McDonald’s	390	36,976
†Popeyes Louisiana Kitchen	1,215	49,207
Starbucks	1,090	82,251

		348,293

Household Products–0.19%
Kimberly-Clark	520	55,936
Procter & Gamble	1,880	157,431

		213,367

LVIP Delaware Foundation® Moderate Allocation Fund—2

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Industrial Conglomerates–0.13%
General Electric	5,590	$143,216

		143,216

Insurance–0.99%
AFLAC	1,190	69,317
Allstate	5,500	337,535
American Equity Investment Life Holding	1,960	44,845
AMERISAFE	710	27,768
Fidelity & Guaranty Life	1,465	31,278
@Infinity Property & Casualty	430	27,524
Marsh & McLennan	6,500	340,210
Primerica	695	33,513
Prudential Financial	550	48,367
@Selective Insurance Group	1,340	29,668
Travelers	820	77,031
United Fire Group	935	25,965

		1,093,021

Internet & Catalog Retail–0.87%
†Liberty Interactive Class A	16,400	467,728
†Priceline Group	390	451,846
†Shutterfly	765	37,286

		956,860

Internet Software & Services–1.71%
†Brightcove	2,255	12,583
†eBay	7,875	445,961
†Equinix	1,800	382,464
†Facebook Class A	1,190	94,058
†Google	460	265,586
†Google Class A	675	397,177
†GrubHub	465	15,922
j2 Global	915	45,164
†SciQuest	1,995	30,005
†Yahoo	1,800	73,350
†Yelp	1,775	121,144

		1,883,414

IT Services–1.58%
Accenture Class A	1,070	87,012
†ExlService Holdings	610	14,890
International Business Machines	140	26,576
†InterXion Holding	1,245	34,474
MasterCard Class A	7,950	587,664
†TeleTech Holdings	1,315	32,323
Visa Class A	2,950	629,441
Xerox	25,000	330,750

		1,743,130

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Life Sciences Tools & Services–0.09%
Thermo Fisher Scientific	850	$103,445

		103,445

Machinery–0.28%
Barnes Group	1,455	44,159
Caterpillar	280	27,728
†Chart Industries	235	14,366
Columbus McKinnon	1,430	31,446
Cummins	300	39,594
Deere	380	31,156
ESCO Technologies	700	24,346
Kadant	1,100	42,955
Parker Hannifin	470	53,651

		309,401

Media–0.17%
=Century Communications	5,000	0
Cinemark Holdings	570	19,403
Comcast Class A	1,630	87,205
National CineMedia	1,985	28,802
Regal Entertainment Group Class A	930	18,488
Viacom Class B	440	33,854

		187,752

Metals & Mining–0.08%
Kaiser Aluminum	475	36,205
Materion	720	22,082
Worthington Industries	825	30,707

		88,994

Multiline Retail–0.13%
Macy’s	1,370	79,707
Nordstrom	950	64,951

		144,658

Multi-Utilities–0.13%
MDU Resources Group	1,740	48,389
NorthWestern	755	34,247
Sempra Energy	560	59,013

		141,649

Oil, Gas & Consumable Fuels–2.66%
†Bonanza Creek Energy	215	12,233
†Carrizo Oil & Gas	605	32,561
Chevron	4,090	488,019
ConocoPhillips	4,820	368,826
†Diamondback Energy	310	23,182
EOG Resources	6,070	601,051
Exxon Mobil	1,480	139,194
†@Jones Energy Class A	1,540	28,921
Kinder Morgan	5,200	199,368
†Kodiak Oil & Gas	2,770	37,589
Marathon Oil	9,940	373,645

LVIP Delaware Foundation® Moderate Allocation Fund—3

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum	4,190	$402,869
†Parsley Energy Class A	370	7,892
†Rosetta Resources	875	38,990
†RSP Permian	570	14,569
Williams	3,025	167,434

		2,936,343

Paper & Forest Products–0.10%
†Boise Cascade	1,280	38,579
International Paper	760	36,282
Neenah Paper	725	38,773

		113,634

Pharmaceuticals–2.23%
AbbVie	2,020	116,675
†Actavis	240	57,907
†Akorn	1,105	40,078
Allergan	3,475	619,210
†Auxilium Pharmaceuticals	1,230	36,715
Johnson & Johnson	3,460	368,801
†Medicines	675	15,066
Merck	7,900	468,312
Perrigo	1,465	220,028
Pfizer	16,379	484,327
†Prestige Brands Holdings	810	26,220

		2,453,339

Professional Services–0.12%
Kforce	2,240	43,837
Nielsen Holdings	1,050	46,547
†WageWorks	1,015	46,213

		136,597

Real Estate Investment Trusts–2.90%
American Campus Communities	525	19,136
American Realty Capital Properties	1,800	21,708
American Tower	910	85,203
Apartment Investment & Management	850	27,047
AvalonBay Communities	600	84,582
Boston Properties	800	92,608
Brandywine Realty Trust	2,600	36,582
Camden Property Trust	375	25,699
Corporate Office Properties Trust	700	18,004
Cousins Properties	1,650	19,717
Crown Castle International	6,625	533,511
DCT Industrial Trust	6,135	46,074
DDR	3,000	50,190
Douglas Emmett	1,625	41,714
Duke Realty	3,200	54,976
DuPont Fabros Technology	1,355	36,639
EastGroup Properties	490	29,689
EPR Properties	1,320	66,898

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Equity Lifestyle Properties	425	$18,003
Equity One	850	18,385
Equity Residential	1,575	96,989
Essex Property Trust	325	58,094
Extra Space Storage	450	23,207
Federal Realty Investment Trust	175	20,731
First Industrial Realty Trust	1,850	31,283
First Potomac Realty Trust	1,000	11,750
General Growth Properties	3,450	81,247
Health Care REIT	450	28,067
Healthcare Realty Trust	950	22,496
Healthcare Trust of America	1,700	19,720
Highwoods Properties	950	36,955
Host Hotels & Resorts	5,370	114,542
Kilroy Realty	550	32,692
Kimco Realty	1,700	37,247
Kite Realty Group Trust	1,797	43,559
LaSalle Hotel Properties	1,795	61,461
Lexington Realty Trust	1,950	19,091
Liberty Property Trust	450	14,967
LTC Properties	175	6,456
Macerich	500	31,915
National Retail Properties	2,020	69,831
Pebblebrook Hotel Trust	675	25,205
Post Properties	575	29,521
Prologis	2,250	84,825
PS Business Parks	275	20,939
Public Storage	425	70,482
Ramco-Gershenson Properties Trust	3,240	52,650
Regency Centers	725	39,027
RLJ Lodging Trust	1,000	28,470
Sabra Health Care REIT	500	12,160
Simon Property Group	1,350	221,967
SL Green Realty	650	65,858
Sovran Self Storage	435	32,347
Spirit Realty Capital	2,475	27,151
†Strategic Hotels & Resorts	2,650	30,873
Tanger Factory Outlet Centers	975	31,902
Taubman Centers	250	18,250
UDR	1,500	40,875
Ventas	1,350	83,633
Vornado Realty Trust	925	92,463

		3,197,263

Road & Rail–0.17%
Hunt (J.B.) Transport Services	530	39,247
†Roadrunner Transportation Systems	1,420	32,362
Union Pacific	1,090	118,178

		189,787

LVIP Delaware Foundation® Moderate Allocation Fund—4

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment–0.90%
†Applied Micro Circuits	3,575	$25,025
Avago Technologies	670	58,290
Broadcom Class A	8,400	339,528
Intel	12,120	422,018
Maxim Integrated Products	2,110	63,806
†Semtech	1,600	43,440
†Synaptics	535	39,162

		991,269

Software–1.79%
†Adobe Systems	7,150	494,709
†Callidus Software	1,245	14,965
†Guidewire Software	775	34,363
Intuit	4,450	390,043
Microsoft	18,180	842,825
†Proofpoint	1,335	49,582
†Rally Software Development	1,625	19,516
†salesforce.com	960	55,229
†SS&C Technologies Holdings	860	37,745
†Tyler Technologies	315	27,846

		1,966,823

Specialty Retail–1.02%
DSW Class A	1,360	40,950
†Express	1,450	22,635
L Brands	6,725	450,441
Lowe’s	6,400	338,688
†Sally Beauty Holdings	6,025	164,904
Tractor Supply	930	57,204
†Urban Outfitters	1,420	52,114

		1,126,936

Technology Hardware, Storage & Peripherals–0.33%
Apple	2,440	245,830
EMC	3,870	113,236

		359,066

Textiles, Apparel & Luxury Goods–0.38%
†G-III Apparel Group	540	44,744
†Iconix Brand Group	1,035	38,233
†Madden (Steven)	1,571	50,617
NIKE Class B	3,250	289,900

		423,494

Trading Companies & Distributors–0.04%
Applied Industrial Technologies	985	44,965

		44,965

Total U.S. Markets (Cost $21,236,732)		35,314,100

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS–11.06%
Aerospace & Defense–0.11%
Meggitt	16,973	$124,147

		124,147

Air Freight & Logistics–0.29%
Deutsche Post	9,942	318,841

		318,841

Airlines–0.29%
@Westjet Airlines Class VV	11,243	314,445

		314,445

Auto Components–0.19%
Sumitomo Rubber Industries	14,700	208,975

		208,975

Automobiles–0.42%
Bayerische Motoren Werke	978	105,026
Toyota Motor	6,100	359,498

		464,524

Banks–1.50%
†ING Groep	17,410	248,713
Mitsubishi UFJ Financial Group	64,900	367,036
Nordea Bank	31,289	407,150
Standard Chartered	19,596	362,303
UniCredit	33,741	266,790

		1,651,992

Beverages–0.39%
Carlsberg Class B	2,855	253,844
Coca-Cola Amatil	22,773	175,064

		428,908

Chemicals–0.15%
Syngenta ADR	2,600	164,762

		164,762

Construction & Engineering–0.25%
Vinci	4,754	276,250

		276,250

Construction Materials–0.18%
Lafarge	2,760	198,781

		198,781

Containers & Packaging–0.22%
Rexam	30,057	239,632

		239,632

Diversified Telecommunication Services–0.44%
Nippon Telegraph & Telephone	7,774	483,531

		483,531

Energy Equipment & Services–0.41%
†Saipem	11,120	236,529

LVIP Delaware Foundation® Moderate Allocation Fund—5

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Energy Equipment & Services (continued)
Subsea 7	14,895	$212,710

		449,239

Food & Staples Retailing–0.12%
Tesco	43,540	131,425

		131,425

Food Products–0.33%
†Aryzta	4,225	364,457

		364,457

Household Durables–0.15%
Techtronic Industries	59,000	170,583

		170,583

Industrial Conglomerates–0.27%
Koninklijke Philips	9,286	296,337

		296,337

Insurance–0.35%
AXA	15,761	388,400

		388,400

IT Services–0.76%
†CGI Group Class A	14,165	478,639
Teleperformance	5,844	361,549

		840,188

Life Sciences Tools & Services–0.05%
†ICON	970	55,513

		55,513

Media–0.17%
Publicis Groupe	2,701	185,490

		185,490

Metals & Mining–0.36%
Anglo American ADR	2,400	26,924
AuRico Gold	19,500	68,085
Rio Tinto	4,572	224,685
Yamana Gold	13,226	79,367

		399,061

Multiline Retail–0.10%
Don Quijote	1,900	108,977

		108,977

Multi-Utilities–0.12%
National Grid	9,402	135,345

		135,345

Oil, Gas & Consumable Fuels–0.20%
Total	3,333	216,600

		216,600

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals–2.07%
Novartis	4,920	$464,608
Novo Nordisk ADR	7,225	344,055
Sanofi	3,783	427,945
Stada Arzneimittel	5,243	208,640
Teva Pharmaceutical Industries ADR	15,600	838,500

		2,283,748

Road & Rail–0.22%
East Japan Railway	3,266	244,805

		244,805

Specialty Retail–0.33%
Nitori Holdings	5,840	361,588

		361,588

Textiles, Apparel & Luxury Goods–0.36%
Kering	843	169,994
Yue Yuen Industrial Holdings	75,500	228,984

		398,978

Trading Companies & Distributors–0.26%
ITOCHU	23,114	282,431

		282,431

Total Developed Markets (Cost $9,167,063)		12,187,953

×EMERGING MARKETS–7.75%
Airlines–0.06%
Gol Linhas Aereas Inteligentes ADR	14,100	67,821

		67,821

Automobiles–0.11%
Hyundai Motor	220	39,727
Mahindra & Mahindra	3,640	79,969

		119,696

Banks–0.93%
Banco Santander Brasil ADR	9,700	63,438
Bangkok Bank	16,730	105,223
China Construction Bank	99,028	69,378
Grupo Financiero Banorte	13,300	85,203
ICICI Bank ADR	2,000	98,200
Industrial & Commercial Bank of China	131,406	81,908
Itau Unibanco Holding ADR	6,808	94,495
KB Financial Group ADR	3,078	111,485
Powszechna Kasa Oszczednosci Bank Polski	3,379	40,474
@=Sberbank	43,680	83,293
Shinhan Financial Group	2,138	98,494
Standard Bank Group	7,940	91,921

		1,023,512

LVIP Delaware Foundation® Moderate Allocation Fund—6

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Beverages–0.41%
†Anadolu Efes Biracilik Ve Malt Sanayii	8,063	$93,146
Cia Cervecerias Unidas ADR	2,000	44,060
Fomento Economico Mexicano ADR	1,100	101,255
@Lotte Chilsung Beverage	85	175,084
Tsingtao Brewery	5,305	37,781

		451,326

Building Products–0.19%
@KCC	307	209,235

		209,235

Chemicals–0.10%
Braskem ADR	5,200	68,484
Sociedad Quimica y Minera de Chile ADR	1,800	47,052

		115,536

Construction & Engineering–0.04%
†Empresas ICA ADR	6,100	42,212

		42,212

Construction Materials–0.28%
†Cemex ADR	10,834	141,275
†Cemex Latam Holdings	4,717	42,022
Siam Cement	2,299	31,896
Siam Cement NVDR	1,800	24,973
Ultratech Cement	1,726	73,333

		313,499

Diversified Financial Services–0.06%
Remgro	3,031	61,241

		61,241

Diversified Telecommunication Services–0.11%
KT ADR	3,800	61,598
Telefonica Brasil ADR	2,780	54,710

		116,308

Electronic Equipment, Instruments & Components–0.19%
Hon Hai Precision Industry	43,664	137,796
†LG Display ADR	4,700	74,025

		211,821

Food & Staples Retailing–0.12%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,800	78,498
Wal-Mart de Mexico Series V	23,259	58,555

		137,053

Food Products–0.43%
Brasil Foods ADR	4,240	100,870
China Mengniu Dairy	18,000	74,180
@Lotte Confectionery	60	123,930
Tingyi Cayman Islands Holding	22,000	57,799

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Food Products (continued)
@Uni-President China Holdings	119,600	$119,525

		476,304

Hotels, Restaurants & Leisure–0.04%
@Arcos Dorados Holdings	7,600	45,448

		45,448

Household Durables–0.04%
LG Electronics	770	47,954

		47,954

Insurance–0.08%
Samsung Life Insurance	829	83,297

		83,297

Internet Software & Services–0.79%
†Alibaba Group Holding ADR	100	8,885
†Baidu ADR	3,225	703,792
†SINA	1,500	61,710
†Sohu.com	1,900	95,437

		869,824

IT Services–0.05%
†WNS Holdings ADR	2,310	51,998

		51,998

Media–0.18%
Grupo Televisa ADR	5,800	196,504

		196,504

Metals & Mining–0.13%
†Anglo American Platinum	868	28,158
@Gerdau	3,700	14,922
Gerdau ADR	2,700	12,960
†Impala Platinum Holdings	2,039	15,719
Vale ADR	6,600	72,666

		144,425

Multiline Retail–0.09%
Woolworths Holdings	16,508	102,262

		102,262

Oil, Gas & Consumable Fuels–1.11%
Cairn India	9,051	45,569
China Petroleum & Chemical	50,750	44,444
CNOOC ADR	300	51,762
@Gazprom ADR	16,397	115,435
LUKOIL ADR	1,700	86,530
PetroChina ADR	800	102,808
Petroleo Brasileiro ADR	12,900	183,051
PTT - Foreign	8,224	91,279
#Reliance Industries GDR 144A	10,702	326,411
@Rosneft GDR	10,702	62,361
Sasol ADR	1,500	81,735

LVIP Delaware Foundation® Moderate Allocation Fund—7

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Oil, Gas & Consumable Fuels (continued)
Tambang Batubara Bukit Asam Persero	33,900	$36,724

		1,228,109

Paper & Forest Products–0.11%
†Fibria Celulose ADR	7,731	85,041
Nine Dragons Paper Holdings	52,000	37,435

		122,476

Personal Products–0.09%
†Hypermarcas	13,300	95,862

		95,862

Real Estate Management & Development–0.07%
#@=Etalon Group GDR 144A	3,000	10,950
@UEM Sunrise	109,206	60,596

		71,546

Road & Rail–0.02%
America Latina Logistica	9,250	24,000

		24,000

Semiconductors & Semiconductor Equipment–0.27%
MediaTek	7,000	103,665
Taiwan Semiconductor Manufacturing	19,204	75,755
Taiwan Semiconductor Manufacturing ADR	3,400	68,612
United Microelectronics	117,600	48,710

		296,742

Technology Hardware, Storage & Peripherals–0.40%
Samsung Electronics	389	436,586

		436,586

Wireless Telecommunication Services–1.25%
America Movil ADR	6,100	153,720
China Mobile	12,798	147,926
China Mobile ADR	1,600	94,000
MegaFon GDR	3,240	82,231
Mobile Telesystems ADR	2,800	41,832
MTN Group	3,259	68,823
SK Telecom ADR	14,700	445,998
Tim Participacoes ADR	8,400	220,080
†Turkcell Iletisim Hizmetleri ADR	4,100	53,874
Vodacom Group	5,579	64,267

		1,372,751

Total Emerging Markets (Cost $7,299,244)		8,535,348

Total Common Stock (Cost $37,703,039)		56,037,401

CONVERTIBLE PREFERRED STOCK–0.21%
Alcoa 5.375% exercise price $19.39, expiration date 10/1/17	250	$12,475
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	475	10,190
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	10	11,465
#Chesapeake Energy 144A 5.75% exercise price $26.14, expiration date 12/31/49	15	16,678
Dominion Resources 6.125% exercise price $65.21, expiration date 4/1/16	293	16,426
Exelon 6.50% exercise price $43.75, expiration date 6/1/17	300	15,240
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	12	10,200
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	17	22,625
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	14	18,480
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	595	28,251
Maiden Holdings 7.25% exercise price $15.47, expiration date 9/15/16	450	20,097
MetLife 5.00% exercise price $44.27, expiration date 10/8/14	475	14,625
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	215	20,452
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	17	20,443

Total Convertible Preferred Stock (Cost $243,152)		237,647

EXCHANGE-TRADED FUNDS–7.88%
iShares MSCI EAFE Growth Index ETF	65,570	4,465,317
iShares MSCI EAFE Index ETF	15,330	982,960
Vanguard FTSE Developed Markets ETF	81,360	3,234,060

Total Exchange-Traded Funds (Cost $6,542,371)		8,682,337

LVIP Delaware Foundation® Moderate Allocation Fund—8

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.33%
Alabama Power 5.625%	1,650	$40,557
#Ally Financial 144A 7.00%	200	201,187
•Integrys Energy Group 6.00%	1,900	48,716
National Retail Properties 5.70%	950	22,657
Public Storage 5.20%	1,000	22,580
•Regions Financial 6.375%	1,200	30,456

Total Preferred Stock (Cost $360,928)		366,153

	Principal Amount°

AGENCY ASSET-BACKED SECURITY–0.00%
•Fannie Mae REMIC Trust Series 2002-W11 AV1 0.495% 11/25/32	361	330

Total Agency Asset-Backed Security (Cost $361)		330

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.40%
Fannie Mae REMIC Trust Series 2004-W11 1A2 6.50% 5/25/44	9,817	11,348
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	4,451	5,052
Series 2003-26 AT 5.00% 11/25/32	14,841	15,403
Series 2010-41 PN 4.50% 4/25/40	40,000	42,943
•*Series 2012-122 SD 5.946% 11/25/42	89,503	19,879
*Series 2013-26 ID 3.00% 4/25/33	89,717	14,552
*Series 2013-38 AI 3.00% 4/25/33	86,986	13,985
*Series 2013-44 DI 3.00% 5/25/33	176,561	29,286
Series 2014-36 ZE 3.00% 6/25/44	32,321	27,004
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	3,425	3,889
Series 2326 ZQ 6.50% 6/15/31	15,501	17,563
Series 2557 WE 5.00% 1/15/18	9,343	9,818
Series 3656 PM 5.00% 4/15/40	70,000	76,986
Series 4065 DE 3.00% 6/15/32	5,000	4,810
*Series 4185 LI 3.00% 3/15/33	90,153	15,160
*Series 4191 CI 3.00% 4/15/33	91,030	15,116
¿Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43	12,190	13,807

	Principal Amount°	Value (U.S. $)

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GNMA Series 2010-113 KE 4.50% 9/20/40	95,000	$102,547

Total Agency Collateralized Mortgage Obligations (Cost $427,587)		439,148

AGENCY MORTGAGE-BACKED SECURITIES–6.76%
Fannie Mae 6.50% 8/1/17	1,665	1,733
Fannie Mae ARM
•2.119% 3/1/38	3,064	3,266
•2.301% 4/1/36	2,620	2,793
•2.344% 11/1/35	1,677	1,798
•2.42% 5/1/43	24,375	24,236
•2.546% 6/1/43	8,980	8,986
•3.199% 4/1/44	41,311	42,578
•3.279% 3/1/44	34,796	36,089
•3.292% 9/1/43	30,500	31,458
•5.807% 8/1/37	5,314	5,676
Fannie Mae Relocation 30 yr 5.00% 11/1/34	1,301	1,422
Fannie Mae S.F. 15 yr
2.50% 10/1/27	26,925	27,240
2.50% 2/1/28	63,325	64,064
3.00% 11/1/27	5,960	6,159
3.00% 5/1/28	6,086	6,288
3.50% 7/1/26	19,259	20,297
4.00% 4/1/24	8,849	9,438
4.00% 5/1/25	14,520	15,495
4.00% 6/1/25	53,708	57,310
4.00% 11/1/25	67,570	72,156
4.00% 12/1/26	25,004	26,685
4.00% 5/1/27	51,479	54,927
4.00% 8/1/27	29,277	31,257
4.50% 4/1/18	2,570	2,715
5.00% 5/1/21	5,340	5,694
5.50% 4/1/23	6,038	6,603
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/29	125,000	125,703
2.50% 11/1/29	110,000	110,357
3.00% 10/1/29	340,000	350,200
Fannie Mae S.F. 20 yr
3.00% 2/1/33	3,548	3,615
3.00% 8/1/33	12,061	12,247
3.50% 4/1/33	3,440	3,588
3.50% 9/1/33	16,961	17,689
4.00% 1/1/31	4,754	5,083
4.00% 2/1/31	18,385	19,653
5.00% 11/1/23	1,442	1,590
6.00% 9/1/29	14,113	15,954
Fannie Mae S.F. 30 yr
3.00% 7/1/42	23,034	22,768
3.00% 10/1/42	361,661	357,433
3.00% 12/1/42	59,786	59,080

LVIP Delaware Foundation® Moderate Allocation Fund—9

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.00% 1/1/43	138,391	$136,722
3.00% 2/1/43	13,754	13,588
3.00% 4/1/43	86,760	85,687
3.00% 5/1/43	59,045	58,305
4.00% 5/1/43	18,521	19,596
4.00% 8/1/43	10,214	10,806
4.00% 7/1/44	39,861	42,176
4.50% 7/1/36	6,882	7,430
4.50% 11/1/40	19,642	21,246
4.50% 3/1/41	30,675	33,176
4.50% 4/1/41	57,124	61,796
4.50% 10/1/41	6,038	6,532
5.00% 2/1/35	6,657	7,364
5.00% 7/1/35	10,542	11,654
5.00% 10/1/35	24,047	26,587
5.00% 11/1/35	7,604	8,411
5.00% 4/1/37	6,527	7,212
5.00% 8/1/37	19,058	21,070
5.00% 2/1/38	6,874	7,602
5.50% 12/1/32	1,321	1,482
5.50% 2/1/33	19,524	21,862
5.50% 11/1/34	7,319	8,210
5.50% 12/1/34	73,160	81,971
5.50% 3/1/35	4,601	5,152
5.50% 6/1/35	5,946	6,640
5.50% 1/1/36	4,272	4,787
5.50% 7/1/36	2,101	2,354
5.50% 1/1/37	319	358
5.50% 2/1/37	16,447	18,333
5.50% 4/1/37	24,984	28,254
5.50% 8/1/37	294	330
5.50% 1/1/38	365	406
5.50% 2/1/38	13,395	15,001
5.50% 3/1/38	15,584	17,481
5.50% 6/1/38	1,015	1,129
5.50% 9/1/38	41,527	46,483
5.50% 10/1/39	66,995	74,545
5.50% 7/1/40	19,823	22,057
5.50% 9/1/41	7,863	8,759
6.00% 6/1/36	2,481	2,814
6.00% 9/7/36	32,850	37,214
6.00% 12/1/36	2,978	3,388
6.00% 2/1/37	8,329	9,444
6.00% 5/1/37	22,220	25,087
6.00% 6/1/37	1,513	1,731
6.00% 7/1/37	1,581	1,793
6.00% 8/1/37	19,744	22,374
6.00% 9/1/37	3,125	3,543
6.00% 11/1/37	3,996	4,562
6.00% 5/1/38	37,552	42,476
6.00% 7/1/38	1,065	1,203
6.00% 9/1/38	7,419	8,386

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.00% 10/1/38	32,771	$37,016
6.00% 11/1/38	6,867	7,807
6.00% 1/1/39	13,627	15,393
6.00% 9/1/39	115,742	130,843
6.00% 3/1/40	11,854	13,396
6.00% 7/1/40	48,137	54,428
6.00% 9/1/40	10,402	11,778
6.00% 11/1/40	4,528	5,182
6.00% 5/1/41	15,862	17,959
6.50% 2/1/36	7,754	9,003
7.50% 6/1/31	6,027	7,261
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/44	853,000	838,506
3.50% 11/1/44	269,000	274,149
4.00% 10/1/44	333,000	350,920
4.00% 11/1/44	1,026,000	1,078,005
4.50% 11/1/44	1,230,000	1,323,643
5.00% 11/1/44	45,000	49,546
Freddie Mac ARM
•2.265% 10/1/36	3,790	4,039
•2.249% 7/1/36	2,688	2,884
•2.338% 4/1/34	1,129	1,201
•2.526% 1/1/44	75,709	77,187
Freddie Mac S.F. 15 yr
3.50% 10/1/26	7,133	7,516
4.00% 5/1/25	4,561	4,869
4.50% 8/1/24	23,733	25,457
4.50% 7/1/25	4,494	4,813
4.50% 6/1/26	10,394	11,101
5.00% 6/1/18	1,850	1,954
Freddie Mac S.F. 20 yr
3.00% 6/1/34	14,873	15,073
3.50% 1/1/34	33,222	34,549
Freddie Mac S.F. 30 yr
3.00% 10/1/42	26,259	26,052
3.00% 11/1/42	21,161	21,060
4.50% 6/1/39	4,423	4,772
4.50% 10/1/39	10,601	11,438
5.50% 3/1/34	2,827	3,168
5.50% 12/1/34	2,896	3,256
5.50% 6/1/36	1,939	2,164
5.50% 11/1/36	4,090	4,560
5.50% 12/1/36	1,014	1,129
5.50% 6/1/38	2,350	2,617
5.50% 3/1/40	10,048	11,192
5.50% 8/1/40	23,257	25,879
5.50% 1/1/41	10,411	11,588
5.50% 6/1/41	10,723	11,934
6.00% 2/1/36	6,283	7,154
6.00% 1/1/38	4,291	4,833
6.00% 6/1/38	11,329	12,773

LVIP Delaware Foundation® Moderate Allocation Fund—10

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
6.00% 8/1/38	33,972	$38,813
6.00% 5/1/40	4,815	5,430
6.50% 4/1/39	18,510	20,930
7.00% 11/1/33	2,646	3,072
GNMA I S.F. 30 yr
5.00% 6/15/40	6,236	6,864
7.50% 1/15/32	1,664	2,010

Total Agency Mortgage-Backed Securities (Cost $7,393,288)		7,446,058

AGENCY OBLIGATIONS–0.08%
Fannie Mae 2.625% 9/6/24	40,000	39,432
Tennessee Valley Authority 2.875% 9/15/24	50,000	49,731

Total Agency Obligations (Cost $89,105)		89,163

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.47%
Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	9,338	9,875
•Series 2007-4 AM 6.015% 2/10/51	40,000	44,048
CD Commercial Mortgage Trust
•Series 2005-CD1 AM 5.40% 7/15/44	20,000	20,741
•Series 2005-CD1 C 5.40% 7/15/44	25,000	25,698
Citigroup Commercial Mortgage Trust Series 2014-GC23 AS 3.863% 7/10/47	20,000	20,353
¿Commercial Mortgage Pass Through Certificates Series 2014-LC17 A5 3.917% 10/10/47	45,000	46,779
Commercial Mortgage Trust Series 2014-CR19 A5 3.796% 8/10/47	25,000	25,543
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.642% 2/15/39	2,326	2,343
#•DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.73% 11/10/46	100,000	111,474
FREMF Mortgage Trust
#•Series 2011-K702 B 144A 4.936% 4/25/44	10,000	10,637
#•Series 2012-K19 B 144A 4.176% 5/25/45	10,000	10,259
#•Series 2012-K708 B 144A 3.891% 2/25/45	90,000	92,566

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
FREMF Mortgage Trust (continued)
#•Series 2013-K33 B 144A 3.619% 8/25/46	25,000	$24,393
#•Series 2013-K712 144A 3.484% 5/25/45	115,000	115,112
#•Series 2013-K713 144A 3.274% 4/25/46	65,000	64,228
#•Series 2014-K716 B 144A 3.954% 8/25/47	20,000	20,301
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A 4.751% 7/10/39	18,704	18,848
•Series 2006-GG6 A4 5.553% 4/10/38	20,000	20,840
#Series 2010-C1 A2 144A 4.592% 8/10/43	150,000	163,861
#Grace Mortgage Trust Series 2014-GRCE A 144A 3.369% 6/10/28	100,000	102,522
#Hilton USA Trust Series 2013-HLT BFX 144A 3.367% 11/5/30	200,000	203,212
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18 A1 1.254% 2/15/47	27,371	27,222
Series 2014-C21 AS 3.997% 8/15/47	15,000	15,292
Series 2014-C22 A4 3.801% 9/15/47	55,000	56,428
•Series 2014-C22 B 4.714% 9/15/47	35,000	36,343
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-CB11 E 5.647% 8/12/37	10,000	10,691
•Series 2005-LDP5 D 5.559% 12/15/44	20,000	20,633
Series 2006-LDP8 AM 5.44% 5/15/45	79,000	84,636
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	3,432	3,524
•Series 2005-C3 B 4.895% 7/15/40	15,000	15,233
•Series 2006-C6 AJ 5.452% 9/15/39	30,000	31,707
Series 2006-C6 AM 5.413% 9/15/39	15,000	16,133
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18 A4 3.923% 10/15/47	30,000	31,050

LVIP Delaware Foundation® Moderate Allocation Fund—11

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust
•Series 2005-HQ7 AJ 5.38% 11/14/42	50,000	$51,599
•Series 2006-T21 AM 5.204% 10/12/52	30,000	31,354
WF-RBS Commercial Mortgage Trust Series 2014-C23 A5 3.917% 10/15/57	30,000	30,899

Total Commercial Mortgage-Backed Securities (Cost $1,619,701)		1,616,377

CONVERTIBLE BONDS–0.61%
Alaska Communications Systems Group 6.25% exercise price $10.28, expiration date 4/27/18	29,000	23,490
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	8,000	8,370
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	21,000	22,207
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	15,000	16,500
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	25,000	26,250
#Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18	14,000	13,335
#Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20	24,000	23,070
Chesapeake Energy 2.25% exercise price $80.36, expiration date 12/14/38	15,000	14,391
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	14,000	16,380
#Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18	25,000	20,531
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	3,000	7,733
fGeneral Cable 4.50% exercise price $35.33, expiration date 11/15/29	28,000	19,565
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	7,000	32,699

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Illumina 0.25% exercise price $83.55, expiration date 3/11/16	6,000	$11,933
Intel 3.25% exercise price $21.71, expiration date 8/1/39	9,000	15,109
j2 Global 3.25% exercise price $69.37, expiration date 6/14/29	22,000	22,041
Jefferies Group 3.875% exercise price $45.19, expiration date 10/31/29	14,000	14,857
#Lexington Realty Trust 144A 6.00% exercise price $6.68, expiration date 1/11/30	7,000	10,115
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	25,000	33,234
#Liberty Interactive 144A 1.00% exercise price $74.31, expiration date 9/28/43	21,000	21,604
fMeritor 4.00% exercise price $26.73, expiration date 2/12/27	28,000	28,875
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	12,000	15,143
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	6,000	20,527
Novellus Systems 2.625% exercise price $35.02, expiration date 5/14/41	13,000	28,397
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	28,000	31,220
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41	18,000	12,420
RTI International Metals 1.625% exercise price $40.72, expiration date 10/10/19	15,000	14,419
SanDisk 1.50% exercise price $51.53, expiration date 8/11/17	12,000	23,137
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	6,000	21,791
Spirit Realty Capital 3.75% exercise price $13.10, expiration date 5/13/21	15,000	14,588
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	16,000	12,310

LVIP Delaware Foundation® Moderate Allocation Fund—12

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CONVERTIBLE BONDS (continued)
#TPG Specialty Lending 144A 4.50% exercise price $25.83, expiration date 12/15/19	17,000	$16,522
#Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43	25,000	24,484
Vector Group 1.75% exercise price $25.87, expiration date 4/15/20	15,000	16,856
•Vector Group 2.50% exercise price $16.78, expiration date 1/14/19	7,000	10,171
VeriSign 4.086% exercise price $34.37, expiration date 8/15/37	8,000	13,485

Total Convertible Bonds (Cost $577,492)		677,759

CORPORATE BONDS–19.76%
Aerospace & Defense–0.04%
TransDigm
#144A 6.00% 7/15/22	30,000	29,663
#144A 6.50% 7/15/24	20,000	19,950

		49,613

Air Freight & Logistics–0.04%
#Aviation Capital Group 144A 6.75% 4/6/21	35,000	39,900

		39,900

Airlines–0.07%
¿American Airlines 2014-1 Class A Pass Through Trust 3.70% 10/1/26	20,000	20,075
¿United Airlines 2014-1 Class A Pass Through Trust 4.00% 4/11/26	15,000	15,075
¿United Airlines 2014-2 Class A Pass Through Trust 3.75% 9/3/26	45,000	45,563

		80,713

Auto Components–0.30%
American Axle & Manufacturing 6.25% 3/15/21	25,000	26,125
Delphi
4.15% 3/15/24	55,000	56,214
5.00% 2/15/23	20,000	21,470
6.125% 5/15/21	50,000	55,000
Magna International 3.625% 6/15/24	65,000	64,720
TRW Automotive #144A 4.45% 12/1/23	80,000	81,000

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
TRW Automotive (continued)
#144A 4.50% 3/1/21		25,000	$25,375

			329,904

Automobiles–0.24%
Daimler 2.75% 12/10/18	NOK	200,000	32,321
Ford Motor 7.45% 7/16/31		45,000	59,571
General Motors
3.50% 10/2/18		40,000	40,850
6.25% 10/2/43		25,000	29,375
#Hyundai Capital America 144A 2.55% 2/6/19		45,000	45,400
Toyota Finance Australia
2.25% 8/31/16	NOK	30,000	4,713
3.04% 12/20/16	NZD	60,000	45,194
Volkswagen Financial Services 2.25% 5/15/17	NOK	30,000	4,705

			262,129

Beverages–0.16%
#Pernod-Ricard 144A 5.75% 4/7/21		150,000	171,065

			171,065

Biotechnology–0.28%
Amgen 3.625% 5/22/24		40,000	39,716
Celgene
3.95% 10/15/20		150,000	159,117
4.625% 5/15/44		15,000	14,775
Gilead Sciences 3.70% 4/1/24		65,000	66,523
Immucor 11.125% 8/15/19		30,000	32,550

			312,681

Building Products–0.03%
Nortek 8.50% 4/15/21		35,000	37,800

			37,800

Capital Markets–0.28%
Jefferies Group
5.125% 1/20/23		20,000	21,294
6.45% 6/8/27		30,000	33,763
6.50% 1/20/43		10,000	11,087
Lazard Group
4.25% 11/14/20		10,000	10,468
6.85% 6/15/17		105,000	118,379
#Nuveen Investments 144A 9.50% 10/15/20		25,000	29,125
State Street 3.10% 5/15/23		90,000	87,452

			311,568

Chemicals–0.69%
Celanese US Holdings 4.625% 11/15/22		40,000	39,400

LVIP Delaware Foundation® Moderate Allocation Fund—13

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
CF Industries
5.15% 3/15/34		20,000	$21,141
5.375% 3/15/44		50,000	52,522
6.875% 5/1/18		105,000	121,705
7.125% 5/1/20		30,000	36,234
Dow Chemical
3.50% 10/1/24		30,000	29,323
4.25% 10/1/34		70,000	67,623
Eastman Chemical 4.65% 10/15/44		15,000	14,347
Monsanto 4.40% 7/15/44		190,000	189,073
Mosaic 5.625% 11/15/43		125,000	140,036
PolyOne 5.25% 3/15/23		15,000	14,625
Rockwood Specialties Group 4.625% 10/15/20		20,000	20,725
#TPC Group 144A 8.75% 12/15/20		15,000	16,013

			762,767

Commercial Banks–1.48%
Abbey National Treasury Services 2.35% 9/10/19		160,000	158,136
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	50,000	45,377
•3.517% 11/6/18	AUD	24,000	21,240
#•Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.95% 1/30/24		200,000	211,500
BB&T 5.25% 11/1/19		122,000	137,064
#•BBVA Banco Continental 144A 5.25% 9/22/29		20,000	20,148
#BBVA Bancomer 144A 6.50% 3/10/21		150,000	164,250
City National 5.25% 9/15/20		40,000	44,545
Cooperatieve Centrale Raiffeisen-Boerenleenbank
2.50% 9/4/20	NOK	110,000	17,175
4.875% 1/20/20	AUD	20,000	18,115
Northern Trust 3.95% 10/30/25		35,000	36,312
PNC Funding 5.625% 2/1/17		38,000	41,448
#•PNC Preferred Funding Trust II 144A 1.457% 3/31/49		100,000	97,125
Santander Holdings USA 3.45% 8/27/18		40,000	41,742
SVB Financial Group 5.375% 9/15/20		105,000	117,760
US Bancorp 3.60% 9/11/24		80,000	79,222
•USB Capital IX 3.50% 10/29/49		140,000	119,700
Wells Fargo
4.10% 6/3/26		175,000	174,625
•5.90% 12/29/49		30,000	30,637

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Zions Bancorp 4.50% 6/13/23	55,000	$57,689

		1,633,810

Commercial Services & Supplies–0.50%
#Algeco Scotsman Global Finance 144A 10.75% 10/15/19	200,000	193,000
Avis Budget Car Rental 5.50% 4/1/23	38,000	37,905
#Brambles USA 144A 3.95% 4/1/15	20,000	20,314
HD Supply
7.50% 7/15/20	10,000	10,425
11.50% 7/15/20	30,000	34,687
#Prestige Brands 144A 5.375% 12/15/21	50,000	47,250
Reynolds Group Issuer 8.25% 2/15/21	100,000	106,250
#Service Corp International 144A 5.375% 5/15/24	40,000	40,300
Spectrum Brands 6.375% 11/15/20	20,000	20,950
United Rentals North America 5.75% 11/15/24	45,000	45,675

		556,756

Computers & Peripherals–0.13%
NetApp 3.25% 12/15/22	65,000	63,518
#Seagate HDD Cayman 144A 4.75% 1/1/25	75,000	75,000

		138,518

Construction & Engineering–0.01%
URS 3.85% 4/1/17	10,000	10,327

		10,327

Consumer Finance–0.08%
General Motors Financial 4.375% 9/25/21	30,000	30,713
SunTrust Banks 2.35% 11/1/18	60,000	60,202

		90,915

Containers & Packaging–0.31%
Ball 4.00% 11/15/23	60,000	56,100
Berry Plastics 5.50% 5/15/22	20,000	19,275
#BWAY Holding 144A 9.125% 8/15/21	45,000	45,450
#Consolidated Container 144A 10.125% 7/15/20	10,000	9,450
International Paper 3.65% 6/15/24	45,000	43,750
#Plastipak Holdings 144A 6.50% 10/1/21	25,000	25,500

LVIP Delaware Foundation® Moderate Allocation Fund—14

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Rock Tenn
3.50% 3/1/20		50,000	$50,897
4.00% 3/1/23		90,000	91,521

			341,943

Diversified Consumer Services–0.13%
#Red de Carreteras de Occidente 144A 9.00% 6/10/28	MXN	2,000,000	143,364

			143,364

Diversified Financial Services–1.43%
Bank of America
4.20% 8/26/24		160,000	158,807
•6.25% 9/29/49		100,000	99,844
#Comcel Trust 144A 6.875% 2/6/24		200,000	211,500
#ERAC USA Finance 144A 3.30% 10/15/22		95,000	94,318
General Electric Capital
2.10% 12/11/19		35,000	34,834
3.45% 5/15/24		200,000	200,831
4.25% 1/17/18	NZD	40,000	30,922
6.00% 8/7/19		75,000	87,564
•7.125% 12/15/49		100,000	115,925
JPMorgan Chase
•0.865% 1/28/19		25,000	25,207
3.875% 9/10/24		55,000	53,985
•6.75% 8/29/49		95,000	100,273
Morgan Stanley
•1.083% 1/24/19		26,000	26,325
4.35% 9/8/26		170,000	167,464
5.00% 9/30/21	AUD	25,000	22,009
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		50,000	49,563
#SUAM Finance 144A 4.875% 4/17/24		100,000	102,000

			1,581,371

Diversified Telecommunication Services–0.98%
AT&T 4.80% 6/15/44		145,000	143,423
Bell Canada 3.35% 3/22/23	CAD	18,000	15,885
CenturyLink
5.80% 3/15/22		105,000	108,150
6.75% 12/1/23		30,000	32,287
Hughes Satellite Systems
7.625% 6/15/21		10,000	10,950
Intelsat Luxembourg
8.125% 6/1/23		100,000	104,750
#Level 3 Escrow II 144A
5.375% 8/15/22		40,000	39,500
Motorola Solutions
4.00% 9/1/24		60,000	58,686

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
#SBA Tower Trust 144A 2.24% 4/15/18	35,000	$34,557
#SES 144A 3.60% 4/4/23	95,000	96,001
Telefonica Emisiones 6.421% 6/20/16	10,000	10,873
Telefonica Emisiones SAU 4.57% 4/27/23	150,000	156,891
Verizon Communications #144A 4.862% 8/21/46	149,000	149,784
5.15% 9/15/23	55,000	60,949
6.55% 9/15/43	22,000	27,527
Windstream
7.50% 4/1/23	5,000	5,150
7.75% 10/1/21	20,000	21,400

		1,076,763

Electric Utilities–1.47%
#•AES Gener 144A 8.375% 12/18/73	200,000	226,000
#American Transmission Systems 144A 5.25% 1/15/22	75,000	83,203
Berkshire Hathaway Energy 3.75% 11/15/23	145,000	149,028
Cleveland Electric Illuminating 5.50% 8/15/24	35,000	40,377
ComEd Financing III 6.35% 3/15/33	50,000	51,625
#•Electricite de France 144A 5.25% 12/29/49	100,000	101,875
Entergy Arkansas 3.70% 6/1/24	20,000	20,602
Entergy Louisiana 4.05% 9/1/23	90,000	96,301
Great Plains Energy
4.85% 6/1/21	45,000	49,640
5.292% 6/15/22	35,000	39,876
Indiana Michigan Power 3.20% 3/15/23	55,000	54,867
IPALCO Enterprises 5.00% 5/1/18	35,000	37,056
ITC Holdings 3.65% 6/15/24	60,000	59,935
LG&E & KU Energy
3.75% 11/15/20	70,000	72,821
4.375% 10/1/21	130,000	140,073
#Metropolitan Edison 144A 4.00% 4/15/25	35,000	35,087
NextEra Energy Capital Holdings
2.40% 9/15/19	55,000	54,712
3.625% 6/15/23	25,000	25,358
NV Energy 6.25% 11/15/20	85,000	100,092
Pennsylvania Electric 5.20% 4/1/20	75,000	82,977
Public Service of New Hampshire 3.50% 11/1/23	30,000	31,008

LVIP Delaware Foundation® Moderate Allocation Fund—15

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Public Service of Oklahoma 5.15% 12/1/19	60,000	$67,019

		1,619,532

Electronic Equipment, Instruments & Components–0.15%
Thermo Fisher Scientific
2.40% 2/1/19	50,000	50,129
4.15% 2/1/24	110,000	114,110

		164,239

Energy Equipment & Services–0.22%
Bristow Group 6.25% 10/15/22	40,000	41,650
#Drill Rigs Holdings 144A 6.50% 10/1/17	70,000	70,000
Ensco 4.50% 10/1/24	55,000	55,295
Exterran Partners 6.00% 4/1/21	10,000	9,775
Hercules Offshore
#144A 6.75% 4/1/22	10,000	7,837
#144A 8.75% 7/15/21	10,000	8,750
Key Energy Services 6.75% 3/1/21	50,000	48,375

		241,682

Food Products–0.11%
Smithfield Foods 6.625% 8/15/22	20,000	21,200
Sysco
3.50% 10/2/24	40,000	40,192
4.35% 10/2/34	55,000	55,983

		117,375

Gas Utilities–0.07%
AmeriGas Finance 7.00% 5/20/22	75,000	78,937

		78,937

Health Care Equipment & Supplies–0.37%
Boston Scientific
2.65% 10/1/18	30,000	30,322
6.00% 1/15/20	65,000	74,193
CareFusion 6.375% 8/1/19	70,000	80,830
#Crimson Merger 144A 6.625% 5/15/22	40,000	36,500
Kinetic Concepts 10.50% 11/1/18	30,000	32,700
Zimmer Holdings
3.375% 11/30/21	70,000	71,308
4.625% 11/30/19	80,000	87,383

		413,236

Health Care Providers & Services–0.42%
#Community Health Systems 144A 6.875% 2/1/22	20,000	20,900

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
DaVita Healthcare Partners 5.125% 7/15/24	45,000	$44,297
#Fresenius Medical Care US Finance II 144A 5.875% 1/31/22	20,000	21,300
HCA 5.00% 3/15/24	80,000	78,900
Highmark
#144A 4.75% 5/15/21	40,000	40,662
#144A 6.125% 5/15/41	15,000	15,188
McKesson 3.796% 3/15/24	135,000	136,396
#Milacron 144A 7.75% 2/15/21	20,000	21,150
Quest Diagnostics 2.70% 4/1/19	25,000	25,151
Tenet Healthcare 6.00% 10/1/20	53,000	56,180

		460,124

Hotels, Restaurants & Leisure–0.31%
#Caesars Growth Properties Holdings 144A 9.375% 5/1/22	25,000	21,969
International Game Technology 5.35% 10/15/23	65,000	66,963
#Landry’s 144A 9.375% 5/1/20	45,000	47,813
Marriott International 3.375% 10/15/20	40,000	41,099
MGM Resorts International 11.375% 3/1/18	10,000	12,000
#PF Chang’s China Bistro 144A 10.25% 6/30/20	10,000	9,975
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25	35,000	34,559
4.50% 10/1/34	20,000	19,512
Wyndham Worldwide
4.25% 3/1/22	30,000	30,421
5.625% 3/1/21	45,000	50,030
Wynn Las Vegas 5.375% 3/15/22	10,000	10,225

		344,566

Independent Power Producers & Energy Traders–0.15%
AES 5.50% 3/15/24	45,000	43,987
Calpine 5.375% 1/15/23	20,000	19,375
Exelon Generation 4.25% 6/15/22	85,000	87,742
#NRG Energy 144A 6.25% 5/1/24	15,000	15,113

		166,217

Industrial Conglomerates–0.04%
#Gates Global 144A 6.00% 7/15/22	45,000	42,525

		42,525

Insurance–0.80%
•Allstate 5.75% 8/15/53	45,000	48,009
•American International Group 8.175% 5/15/58	95,000	128,487

LVIP Delaware Foundation® Moderate Allocation Fund—16

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Berkshire Hathaway Finance 2.90% 10/15/20	50,000	$50,894
•Chubb 6.375% 3/29/67	70,000	77,087
#Hockey Merger 144A 7.875% 10/1/21	30,000	30,863
•ING US 5.65% 5/15/53	30,000	30,300
Liberty Mutual Group
#144A 4.25% 6/15/23	40,000	40,955
#144A 4.95% 5/1/22	15,000	16,175
MetLife
3.60% 4/10/24	50,000	50,633
6.40% 12/15/36	50,000	56,000
6.817% 8/15/18	130,000	152,587
#Onex USI Acquisition 144A 7.75% 1/15/21	5,000	5,000
Prudential Financial
3.50% 5/15/24	30,000	29,750
4.50% 11/15/20	20,000	21,696
•5.875% 9/15/42	40,000	42,600
Teachers Insurance & Annuity Association of America
#•144A 4.375% 9/15/54	20,000	20,196
#144A 4.90% 9/15/44	40,000	40,926
•XL Group 6.50% 12/31/49	40,000	38,800

		880,958

Internet & Catalog Retail–0.05%
Expedia 4.50% 8/15/24	30,000	29,792
#Netflix 144A 5.75% 3/1/24	20,000	20,700

		50,492

Internet Software & Services–0.26%
Baidu 3.25% 8/6/18	200,000	206,289
Equinix
4.875% 4/1/20	12,000	11,940
5.375% 4/1/23	43,000	42,785
Zayo Group 10.125% 7/1/20	20,000	22,625

		283,639

IT Services–0.19%
First Data
11.25% 1/15/21	43,000	49,074
11.75% 8/15/21	17,000	19,763
NCR 6.375% 12/15/23	40,000	42,100
Xerox 6.35% 5/15/18	85,000	97,203

		208,140

Machinery–0.26%
Crane
2.75% 12/15/18	10,000	10,188
4.45% 12/15/23	55,000	57,764
Ingersoll-Rand Global Holding 4.25% 6/15/23	140,000	147,083
LSB Industries 7.75% 8/1/19	10,000	10,650

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Meritor 6.75% 6/15/21	15,000	$15,675
Trinity Industries 4.55% 10/1/24	45,000	45,169

		286,529

Media–1.37%
CC Holdings GS V 3.849% 4/15/23	15,000	14,781
CCO Holdings 5.25% 9/30/22	15,000	14,737
#Columbus International 144A 7.375% 3/30/21	200,000	208,750
Comcast
3.375% 2/15/25	180,000	177,932
4.20% 8/15/34	30,000	29,842
4.75% 3/1/44	15,000	15,889
#CSC Holdings 144A 5.25% 6/1/24	50,000	48,125
DIRECTV Holdings
4.45% 4/1/24	125,000	130,434
5.15% 3/15/42	10,000	10,149
DISH DBS 5.00% 3/15/23	55,000	52,903
Gray Television 7.50% 10/1/20	30,000	30,825
Historic TW 6.875% 6/15/18	160,000	187,036
‡iHeartMedia PIK 14.00% 2/1/21	5,050	4,633
Interpublic Group 2.25% 11/15/17	25,000	25,117
Lamar Media 5.00% 5/1/23	25,000	24,187
#MDC Partners 144A 6.75% 4/1/20	25,000	25,875
#Nielsen Luxembourg 144A 5.50% 10/1/21	20,000	20,200
#SES Global Americas Holdings 144A 5.30% 3/25/44	65,000	68,935
Sinclair Television Group
5.375% 4/1/21	20,000	19,800
6.125% 10/1/22	10,000	10,225
Time Warner 3.55% 6/1/24	10,000	9,876
Time Warner Cable
4.00% 9/1/21	30,000	31,614
8.25% 4/1/19	100,000	124,668
#Univision Communications 144A 5.125% 5/15/23	40,000	40,700
Viacom 5.25% 4/1/44	130,000	134,862
WPP Finance 2010 5.625% 11/15/43	40,000	43,621

		1,505,716

Metals & Mining–0.37%
ArcelorMittal 10.35% 6/1/19	65,000	79,544
#FMG Resources August 2006 144A 6.875% 4/1/22	122,000	124,593
#Gerdau Holdings 144A 7.00% 1/20/20	100,000	113,000

LVIP Delaware Foundation® Moderate Allocation Fund—17

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Novelis 8.75% 12/15/20	30,000	$32,213
Ryerson
9.00% 10/15/17	15,000	15,863
11.25% 10/15/18	3,000	3,315
#Yamana Gold 144A 4.95% 7/15/24	35,000	34,908

		403,436

Multiline Retail–0.02%
Target 2.30% 6/26/19	25,000	25,065

		25,065

Multi-Utilities–0.45%
Ameren Illinois 9.75% 11/15/18	170,000	219,989
American Water Capital 3.40% 3/1/25	40,000	39,919
•Integrys Energy Group 6.11% 12/1/66	60,000	61,219
NiSource Finance 6.125% 3/1/22	40,000	46,907
SCANA 4.125% 2/1/22	55,000	56,833
•Wisconsin Energy 6.25% 5/15/67	70,000	72,494

		497,361

Oil, Gas & Consumable Fuels–2.93%
Anadarko Petroleum 3.45% 7/15/24	40,000	39,368
California Resources
#144A 5.50% 9/15/21	25,000	25,406
#144A 6.00% 11/15/24	25,000	25,750
Chaparral Energy 7.625% 11/15/22	5,000	5,150
Chesapeake Energy 5.75% 3/15/23	10,000	10,700
Cimarex Energy 4.375% 6/1/24	30,000	30,300
CNOOC Nexen Finance 2014 4.25% 4/30/24	200,000	203,099
Continental Resources 4.50% 4/15/23	120,000	124,518
El Paso Pipeline Partners Operating 4.30% 5/1/24	120,000	119,814
•Enbridge Energy Partners
8.05% 10/1/37	95,000	107,350
Energy Transfer Partners
5.95% 10/1/43	130,000	139,860
9.70% 3/15/19	48,000	61,480
#Energy XXI Gulf Coast 144A 6.875% 3/15/24	35,000	32,987
EnLink Midstream Partners 4.40% 4/1/24	90,000	93,590
•Enterprise Products Operating 7.034% 1/15/68	110,000	124,392

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Halcon Resources 8.875% 5/15/21	25,000	$24,750
#Hercules Offshore 144A 7.50% 10/1/21	5,000	4,050
Kinder Morgan Energy Partners 9.00% 2/1/19	95,000	118,476
Laredo Petroleum 7.375% 5/1/22	40,000	42,200
Marathon Petroleum 4.75% 9/15/44	145,000	139,739
Midstates Petroleum 9.25% 6/1/21	55,000	54,725
Murphy Oil USA 6.00% 8/15/23	50,000	52,375
Newfield Exploration 5.625% 7/1/24	40,000	43,000
Northern Oil and Gas 8.00% 6/1/20	15,000	15,300
Oasis Petroleum 6.875% 3/15/22	45,000	47,700
#Pacific Rubiales Energy 144A 7.25% 12/12/21	100,000	109,250
PDC Energy 7.75% 10/15/22	10,000	10,750
Petrobras Global Finance 4.875% 3/17/20	75,000	76,178
Petrobras International Finance 5.375% 1/27/21	41,000	41,649
Petroleos de Venezuela 9.00% 11/17/21	30,000	20,175
Petroleos Mexicanos
6.00% 3/5/20	100,000	114,250
6.50% 6/2/41	20,000	23,234
Plains All American Pipeline 8.75% 5/1/19	95,000	120,417
Plains Exploration & Production 6.50% 11/15/20	23,000	25,245
Pride International 6.875% 8/15/20	125,000	147,553
Regency Energy Partners 5.50% 4/15/23	40,000	40,700
Samson Investment 9.75% 2/15/20	45,000	41,063
SandRidge Energy 8.125% 10/15/22	70,000	70,263
Statoil 2.90% 11/8/20	35,000	35,741
Sunoco Logistics Partners Operations 3.45% 1/15/23	140,000	136,028
Talisman Energy
3.75% 2/1/21	40,000	40,487
5.50% 5/15/42	105,000	107,265
•TransCanada PipeLines 6.35% 5/15/67	115,000	119,025
Williams 4.55% 6/24/24	35,000	34,692
Williams Partners 7.25% 2/1/17	85,000	95,774

LVIP Delaware Foundation® Moderate Allocation Fund—18

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
#Woodside Finance 144A 8.75% 3/1/19	85,000	$106,324
#YPF 144A 8.75% 4/4/24	25,000	25,563

		3,227,705

Paper & Forest Products–0.23%
Fibria Overseas Finance 5.25% 5/12/24	35,000	34,606
Georgia-Pacific 8.00% 1/15/24	110,000	147,559
International Paper 6.00% 11/15/41	60,000	68,491

		250,656

Pharmaceuticals–0.25%
Express Scripts Holding
2.25% 6/15/19	35,000	34,548
3.50% 6/15/24	80,000	78,492
#Forest Laboratories 144A 4.375% 2/1/19	45,000	47,412
Par Pharmaceutical 7.375% 10/15/20	40,000	41,900
#Salix Pharmaceuticals 144A 6.00% 1/15/21	40,000	43,400
#Valeant Pharmaceuticals International 144A 5.625% 12/1/21	10,000	9,987
#Valeant Pharmaceuticals International Escrow 144A 6.375% 10/15/20	15,000	15,469

		271,208

Real Estate Investment Trusts–0.81%
Alexandria Real Estate Equities
3.90% 6/15/23	10,000	9,983
4.50% 7/30/29	25,000	25,071
4.60% 4/1/22	80,000	84,112
American Tower Trust I
#144A 1.551% 3/15/43	20,000	19,692
#144A 3.07% 3/15/23	50,000	49,236
Brandywine Operating Partnership 4.10% 10/1/24	10,000	9,900
CBL & Associates 5.25% 12/1/23	35,000	37,647
Corporate Office Properties
3.60% 5/15/23	35,000	33,536
5.25% 2/15/24	45,000	48,046
DDR
4.75% 4/15/18	40,000	43,187
7.50% 4/1/17	20,000	22,761
7.875% 9/1/20	70,000	87,089
Excel Trust 4.625% 5/15/24	25,000	25,461
Geo Group 5.875% 10/15/24	25,000	25,187

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Healthcare Trust of America Holdings 3.375% 7/15/21	20,000	$19,929
Hospitality Properties Trust 4.50% 3/15/25	45,000	44,545
Host Hotels & Resorts
3.75% 10/15/23	60,000	59,442
4.75% 3/1/23	80,000	85,044
Regency Centers
4.80% 4/15/21	50,000	54,520
5.875% 6/15/17	15,000	16,633
Weyerhaeuser 4.625% 9/15/23	85,000	90,192

		891,213

Real Estate Management & Development–0.03%
WP Carey 4.60% 4/1/24	35,000	36,247

		36,247

Road & Rail–0.09%
Burlington Northern Santa Fe 3.40% 9/1/24	85,000	83,990
Norfolk Southern 3.85% 1/15/24	15,000	15,541

		99,531

Semiconductors & Semiconductor Equipment–0.01%
Broadcom 4.50% 8/1/34	10,000	10,235

		10,235

Software–0.25%
#Activision Blizzard 144A 6.125% 9/15/23	40,000	42,600
#BMC Software Finance 144A 8.125% 7/15/21	25,000	24,125
#MTS International Funding 144A 8.625% 6/22/20	100,000	106,500
Oracle
3.40% 7/8/24	70,000	69,866
4.50% 7/8/44	30,000	30,444

		273,535

Specialty Retail–0.36%
Bed Bath & Beyond
4.915% 8/1/34	45,000	44,859
5.165% 8/1/44	40,000	39,254
#~Chinos Intermediate Holdings 144A PIK 7.75% 5/1/19	35,000	33,250
QVC
4.375% 3/15/23	85,000	84,952
#144A 5.45% 8/15/34	50,000	49,257
Sally Holdings 5.75% 6/1/22	20,000	20,500
Signet UK Finance 4.70% 6/15/24	125,000	125,930

		398,002

LVIP Delaware Foundation® Moderate Allocation Fund—19

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods–0.03%
Levi Strauss 6.875% 5/1/22	35,000	$36,750

		36,750

Transportation Infrastructure–0.16%
AP Moeller-Maersk
#144A 2.55% 9/22/19	25,000	25,090
#144A 3.75% 9/22/24	35,000	35,165
#DP World 144A 6.85% 7/2/37	100,000	112,630

		172,885

Wireless Telecommunication Services–0.35%
#Crown Castle Towers 144A 4.883% 8/15/20	190,000	209,892
Sprint
#144A 7.125% 6/15/24	60,000	60,675
#144A 7.875% 9/15/23	35,000	37,187
T-Mobile USA
6.125% 1/15/22	70,000	70,613
6.836% 4/28/23	10,000	10,313

		388,680

Total Corporate Bonds (Cost $21,356,693)		21,778,323

MUNICIPAL BONDS–0.16%
Golden State, California Tobacco Securitization Asset-Back Senior Notes Series A-1
5.125% 6/1/47	20,000	14,709
5.75% 6/1/47	20,000	15,954
New Jersey State Transportation Trust Fund Series AA 5.00% 6/15/44	20,000	21,275
New York City, New York Series I 5.00% 8/1/22	15,000	17,969
New York State Thruway Authority Series A 5.00% 5/1/19	20,000	23,211
Oregon State Taxable Pension 5.892% 6/1/27	35,000	42,762
State of Maryland Local Facilities Series A 5.00% 8/1/21	20,000	24,266
Texas Private Activity Bond Surface Transportation Senior Lien Revenue Bond (NTE Mobility) 6.75% 6/30/43	15,000	18,029

Total Municipal Bonds (Cost $163,558)		178,175

NON-AGENCY ASSET-BACKED SECURITIES–0.55%
#Applebee’s Series 2014-1 A2 144A 4.277% 9/5/44	65,000	64,382

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#ARL Second Series 2014-1A A1 144A 2.92% 6/15/44	97,427	$96,979
#Avis Budget Rental Car Funding AESOP Series 2013-1A A 144A 1.92% 9/20/19	100,000	99,127
•BA Credit Card Trust Series 2014-A3 A 0.444% 1/15/20	35,000	35,005
#HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44	65,000	64,695
Mid-State Trust Series 11 A1 4.864% 7/15/38	11,611	12,366
#MMAF Equipment Finance Series 2014-AA A4 144A 1.59% 2/8/22	100,000	98,966
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.554% 10/15/15	140,000	140,580

Total Non-Agency Asset-Backed Securities (Cost $614,594)		612,100

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.19%
fAmerican Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	11,735	11,633
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	9,521	9,827
Series 2005-6 7A1 5.50% 7/25/20	1,838	1,872
•ChaseFlex Trust Series 2006-1 A4 5.099% 6/25/36	100,000	89,469
Credit Suisse First Boston Mortgage Securities Series 2005-5 6A3 5.00% 7/25/35	30,597	30,661
#•GSMPS Mortgage Loan Trust 144A Series 1998-3 A 7.75% 9/19/27	8,482	8,896
JPMorgan Mortgage Trust Series 2006-S1 1A1 6.00% 4/25/36	31,623	31,939
•MASTR ARM Trust Series 2003-6 1A2 2.45% 12/25/33	3,114	3,113
#•MASTR Specialized Loan Trust Series 2005-2 A2 5.006% 7/25/35	1,737	1,737

LVIP Delaware Foundation® Moderate Allocation Fund—20

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

		Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
¿Structured Asset Securities Corporation Mortgage Pass Through Certificates Series 2004-20 2A1 5.50% 11/25/34		15,577	$15,904

Total Non-Agency Collateralized Mortgage Obligations (Cost $166,565)			205,051

ΔREGIONAL BONDS–0.02%
Australia–0.01%
Queensland Treasury #144A 4.75% 7/21/25	AUD	13,000	12,064
Canada–0.01%
Province of Ontario Canada 3.45% 6/2/45	CAD	11,000	9,570

Total Regional Bonds (Cost $22,115)			21,634

«SENIOR SECURED LOANS–3.29%
Activision Blizzard Tranche B 1st Lien 3.25% 9/12/20		72,038	71,943
Allegion US Holding Tranche B 3.00% 12/26/20		124,063	123,597
Aramark Tranche E 3.25% 9/7/19		58,200	57,291
Azure Midstream Tranche B 6.50% 10/21/18		46,907	46,555
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19		113,988	112,438
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21		44,888	42,713
Calpine Construction Finance Tranche B 3.00% 5/1/20		98,551	95,545
Charter Communications Tranche B 1st Lien 4.25% 8/12/21		45,000	44,946
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17		4,924	4,891
Clear Channel Communications Tranche B 3.65% 1/29/16		36,333	36,056
Community Health Systems Tranche D 4.25% 1/27/21		82,550	82,410
Community Health Systems Tranche E 3.25% 1/25/17		21,662	21,581
Delta Air Lines Tranche B 1st Lien 3.25% 4/20/17		48,622	48,123
Drillships Financing Holdings Tranche B1 6.00% 2/17/21		39,600	38,065
Emdeon 1st Lien 3.75% 11/2/18		63,110	62,499
First Data Tranche B 1st Lien 4.00% 3/24/21		217,237	214,590

	Principal Amount°	Value (U.S. $)

«SENIOR SECURED LOANS (continued)
HCA Tranche B4 2.75% 5/1/18	89,100	$88,172
HCA Tranche B5 1st Lien 2.75% 3/31/17	97,020	96,535
Hilton Worldwide Finance Tranche B2 3.50% 9/23/20	219,067	215,963
Huntsman International Tranche B 3.75% 10/11/20	195,000	193,294
Immucor Tranche B2 5.00% 8/19/18	39,055	38,860
Infor US Tranche B5 1st Lien 3.75% 6/3/20	151,273	148,106
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	110,553	108,991
KIK Custom Products 1st Lien 5.50% 5/17/19	124,059	124,241
Landry’s Tranche B 4.00% 4/24/18	31,652	31,446
Level 3 Financing Tranche B 4.00% 1/15/20	60,000	59,017
Moxie Liberty Tranche B 7.50% 8/21/20	5,000	5,113
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	39,800	38,938
Novelis Tranche B 3.75% 3/10/17	37,323	36,949
Nuveen Investments 1st Lien 4.00% 5/13/17	55,000	54,936
Nuveen Investments 2nd Lien 6.50% 2/28/19	190,000	190,879
OSI Restaurants Tranche B 1st Lien 3.50% 10/26/19	21,375	21,346
Patheon 4.25% 1/23/21	174,563	170,947
Republic of Angola 6.25% 12/16/23	72,000	72,000
Samson Investment 2nd Lien 5.00% 9/25/18	70,000	67,813
Scientific Games International 4.25% 5/22/20	59,550	58,508
Sprouts Farmers 4.00% 4/12/20	43,754	43,581
Univision Communications Tranche C4 4.00% 3/1/20	163,950	161,133
USI Insurance Services Tranche B 1st Lien 4.25% 12/3/18	39,303	38,664
Valeant Pharmaceuticals Tranche BE 3.75% 8/5/20	47,772	47,282
Wide Open West Finance 4.75% 3/27/19	226,550	226,172

LVIP Delaware Foundation® Moderate Allocation Fund—21

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

«SENIOR SECURED LOANS (continued)
Zayo Group Tranche B 1st Lien 4.00% 7/2/19		182,682	$180,388

Total Senior Secured Loans (Cost $3,640,113)			3,622,517

ΔSOVEREIGN BONDS–0.70%
Brazil–0.04%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	36,000	14,065
10.00% 1/1/21	BRL	77,000	28,324

			42,389

Colombia–0.05%
Colombia Government International Bond
4.375% 3/21/23	COP	75,000,000	32,093
9.85% 6/28/27	COP	33,000,000	20,641

			52,734

Iceland–0.10%
#Republic of Iceland 144A 5.875% 5/11/22		100,000	112,818

			112,818

Japan–0.01%
Japanese Government CPI Linked Bond 0.10% 3/10/24	JPY	1,646,400	16,192

			16,192

Mexico–0.04%
Mexican Bonos
6.50% 6/10/21	MXN	37,600	2,934
6.50% 6/9/22	MXN	496,000	38,338

			41,272

Norway–0.01%
Kommunalbanken 5.00% 3/28/19	NZD	22,000	17,434

			17,434

Poland–0.01%
Poland Government Bond
^2.242% 7/25/16	PLN	25,000	7,287
5.25% 10/25/17	PLN	27,000	8,912

			16,199

Portugal–0.02%
#Portugal Government International Bond 144A 5.125% 10/15/24		20,000	20,740

			20,740

Republic of Korea–0.06%
Korea Treasury Inflation-Linked Bond 1.125% 6/10/23	KRW	67,681,013	62,299

			62,299

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Romania–0.03%
#Romanian Government International Bond 144A 4.875% 1/22/24		28,000	$29,820

			29,820

South Africa–0.06%
South Africa Government Bond 8.00% 1/31/30	ZAR	770,000	64,113

			64,113

Sri Lanka–0.19%
#Sri Lanka Government International Bond 144A 6.00% 1/14/19		200,000	211,500

			211,500

Sweden–0.02%
Sweden Government Bond
1.50% 11/13/23	SEK	140,000	19,648
2.50% 5/12/25	SEK	5,000	762

			20,410

United Kingdom–0.06%
United Kingdom Gilt Inflation-Linked Bond 0.125% 3/22/24	GBP	40,129	68,832

			68,832

Total Sovereign Bonds (Cost $776,883)			776,752

SUPRANATIONAL BANKS–0.08%
European Bank for Reconstruction & Development 6.00% 3/3/16	INR	2,000,000	32,225
Inter-American Development Bank 7.25% 7/17/17	IDR	130,000,000	10,606
International Bank for Reconstruction & Development
•2.898% 9/24/18	AUD	36,000	31,547
4.625% 10/6/21	NZD	13,000	10,102

Total Supranational Banks (Cost $87,702)			84,480

U.S. TREASURY OBLIGATIONS–3.88%
U.S. Treasury Bond 3.125% 8/15/44		1,160,000	1,141,604
•¥U.S. Treasury Floating Rate Note 0.084% 4/30/16		845,000	845,467
U.S. Treasury Notes
1.75% 9/30/19		800,000	798,969
2.375% 8/15/24		1,505,000	1,487,717

Total U.S. Treasury Obligations (Cost $4,278,397)			4,273,757

LVIP Delaware Foundation® Moderate Allocation Fund—22

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–6.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	7,375,520	$7,375,520

Total Money Market Fund (Cost $7,375,520)		7,375,520

TOTAL VALUE OF SECURITIES–103.91% (Cost $93,439,164)	$114,520,682
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.91%)	(4,313,769)

NET ASSETS APPLICABLE TO 6,906,247 SHARES OUTSTANDING–100.00%	$110,206,913

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $7,796,583, which represents 7.07% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2014. Interest rates reset periodically.

*	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $1,454,557, which represents 1.32% of the Fund’s net assets.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2014, the aggregate value of fair valued securities was $94,243, which represents 0.09% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2014.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	86% of the income received on this PIK security was in the form of cash and 14% of the income received was in the form of additional par.

¥	Fully or partially pledged as collateral for futures contracts.

f	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2014.

LVIP Delaware Foundation® Moderate Allocation Fund—23

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

 The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BAML	AUD	(75,879)	USD	66,000	10/31/14	$ (280)
BAML	EUR	(27,584)	USD	35,000	10/31/14	152
BAML	NZD	(136,555)	USD	107,504	10/31/14	1,253
BNP	AUD	(13,478)	USD	11,934	10/31/14	161
BNYM	THB	(47,863)	USD	1,474	10/2/14	(2)
DB	MXN	(920,165)	USD	68,106	10/31/14	(273)
GSC	ZAR	(353,192)	USD	31,382	10/31/14	255
HSBC	GBP	(60,018)	USD	97,889	10/31/14	622
JPMC	IDR	(6,000)	USD	1	10/31/14	—
JPMC	KRW	(28,845,280)	USD	27,567	10/31/14	265
TD	JPY	(1,839,899)	USD	16,899	10/31/14	117

						$2,270

 Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7) E-mini MSCI EAFE Index	$ (663,824)	$(643,895)	12/22/14	$19,929
(15) E-mini MSCI Emerging Markets Index	(792,555)	(752,025)	12/22/14	40,530
(7) E-mini S&P 500 Index	(691,789)	(687,925)	12/22/14	3,864
(7) U.S. Treasury 5 yr Notes	(827,292)	(827,805)	1/2/15	(513)
6 U.S. Treasury 10 yr Notes	745,237	747,844	12/22/14	2,607

	$(2,230,223)			$66,417

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

ARM–Adjustable Rate Mortgage

AUD–Australian Dollar

BAML–Bank of America Merrill Lynch

BNP–BNP Paribas

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

COP–Colombian Peso

DB–Deutsche Bank

ETF–Exchange-Traded Fund

EUR–European Monetary Unit

GBP–British Pound Sterling

GDR–Global Depositary Receipt

GNMA–Government National Mortgage Association

GSC–Goldman Sachs Capital

GSMPS–Goldman Sachs Reperforming Mortgage Securities

HSBC–Hong Kong Shanghai Bank

IDR–Indonesian Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

LVIP Delaware Foundation® Moderate Allocation Fund—24

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

Summary of Abbreviations: (continued)

KRW–South Korean Won

MASTR–Mortgage Asset Securitization Transactions, Inc.

MXN–Mexican Peso

NOK–Norwegian Krone

NVDR–Non-Voting Depositary Receipt

NZD–New Zealand Dollar

PIK–Pay-in-kind

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REMIC–Real Estate Mortgage Investment Conduit

SEK–Swedish Krona

S.F.–Single Family

TBA–To be announced

TD–Toronto Dominion Securities

THB–Thailand Baht

UBS–Union Bank of Switzerland

USD–United States Dollar

yr–Year

ZAR–South African Rand

LVIP Delaware Foundation® Moderate Allocation Fund—25

LVIP Delaware Foundation® Moderate Allocation Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset Backed & Mortgage Backed Securities	$—	$10,299,499	$108,728	10,408,227
Common Stock	55,916,234	121,167	—	56,037,401
Corporate Debt	146,037	26,098,209	72,000	26,316,246
Foreign Debt	—	882,866	—	882,866
Investment Companies	8,682,337	—	—	8,682,337
Municipal Bonds	—	178,175	—	178,175
U.S. Treasury Obligation	—	4,273,757	—	4,273,757
Preferred Stock	164,966	201,187	—	366,153
Money Market Fund	7,375,520	—	—	7,375,520

Total	$72,285,094	$42,054,860	$180,728	$114,520,682

Foreign Currency Exchange Contracts	$—	$2,270	$—	$2,270

Futures Contracts	$66,417	$—	$—	$66,417

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Foundation® Moderate Allocation Fund—26

LVIP Delaware Growth and Income Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.33%
Aerospace & Defense–5.04%
Boeing	82,800	$10,547,064
†Esterline Technologies	63,200	7,032,264
Honeywell International	143,100	13,325,472
Lockheed Martin	88,900	16,249,142
Rockwell Collins	66,500	5,220,250
United Technologies	145,400	15,354,240

		67,728,432

Air Freight & Logistics–1.26%
FedEx	105,000	16,952,250

		16,952,250

Auto Components–0.51%
Borg Warner	130,700	6,876,127

		6,876,127

Automobiles–1.01%
Ford Motor	915,200	13,535,808

		13,535,808

Banks–5.56%
Citigroup	393,700	20,401,534
JPMorgan Chase	497,300	29,957,352
Wells Fargo	469,565	24,356,336

		74,715,222

Beverages–2.16%
Coca-Cola	99,400	4,240,404
PepsiCo	265,700	24,734,013

		28,974,417

Biotechnology–4.43%
†Alkermes	165,150	7,079,981
†Celgene	205,200	19,448,856
†Gilead Sciences	231,200	24,611,240
†Vertex Pharmaceuticals	73,700	8,277,247

		59,417,324

Capital Markets–4.84%
Ameriprise Financial	96,200	11,869,156
BlackRock	32,500	10,670,400
Evercore Partners Class A	135,100	6,349,700
Invesco	280,500	11,074,140
Raymond James Financial	224,800	12,044,784
State Street	176,600	12,999,526

		65,007,706

Chemicals–2.53%
duPont (E.I.) deNemours	186,300	13,368,888
Eastman Chemical	160,000	12,942,400
Huntsman	293,700	7,633,263

		33,944,551

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies–0.62%
Republic Services	212,200	$8,280,044

		8,280,044

Communications Equipment–2.15%
Cisco Systems	424,200	10,677,114
QUALCOMM	243,200	18,184,064

		28,861,178

Consumer Finance–1.34%
Capital One Financial	220,365	17,986,191

		17,986,191

Containers & Packaging–0.94%
MeadWestvaco	307,600	12,593,144

		12,593,144

Diversified Financial Services–0.85%
IntercontinentalExchange Group	58,650	11,439,683

		11,439,683

Diversified Telecommunication Services–1.59%
AT&T	605,100	21,323,724

		21,323,724

Electric Utilities–1.35%
Edison International	123,200	6,889,344
OGE Energy	301,600	11,192,376

		18,081,720

Electrical Equipment–0.70%
Eaton	148,000	9,378,760

		9,378,760

Energy Equipment & Services–2.10%
Core Laboratories	46,500	6,805,275
Schlumberger	210,200	21,375,238

		28,180,513

Food & Staples Retailing–1.92%
Casey’s General Stores	77,700	5,571,090
CVS Health	254,400	20,247,696

		25,818,786

Food Products–0.96%
General Mills	255,300	12,879,885

		12,879,885

Health Care Providers & Services–2.70%
†Express Scripts Holding	238,100	16,817,003
UnitedHealth Group	225,800	19,475,250

		36,292,253

Hotels, Restaurants & Leisure–1.59%
McDonald’s	73,700	6,987,497

LVIP Delaware Growth and Income Fund–1

LVIP Delaware Growth and Income Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Starbucks	190,500	$14,375,130

		21,362,627

Household Products–2.96%
Kimberly-Clark	95,200	10,240,664
Procter & Gamble	352,300	29,501,602

		39,742,266

Industrial Conglomerates–1.95%
General Electric	1,024,300	26,242,566

		26,242,566

Insurance–2.68%
AFLAC	217,000	12,640,250
Prudential Financial	102,300	8,996,262
Travelers	152,000	14,278,880

		35,915,392

Internet Software & Services–2.96%
†Facebook Class A	217,300	17,175,392
†Google Class A	38,400	22,594,944

		39,770,336

IT Services–1.56%
Accenture Class A	200,300	16,288,396
International Business Machines	24,300	4,612,869

		20,901,265

Life Sciences Tools & Services–1.36%
Thermo Fisher Scientific	149,700	18,218,490

		18,218,490

Machinery–2.13%
Caterpillar	54,600	5,407,038
Cummins	59,700	7,879,206
Deere	68,400	5,608,116
Parker Hannifin	85,300	9,736,995

		28,631,355

Media–2.14%
Cinemark Holdings	106,200	3,615,048
Comcast Class A	296,600	15,868,100
Regal Entertainment Group Class A	169,448	3,368,626
Viacom Class B	77,248	5,943,461

		28,795,235

Multiline Retail–1.95%
Macy’s	250,400	14,568,272
Nordstrom	170,200	11,636,574

		26,204,846

Multi-Utilities–1.52%
MDU Resources Group	336,000	9,344,160

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities (continued)
Sempra Energy	104,500	$11,012,210

		20,356,370

Oil, Gas & Consumable Fuels–7.42%
Chevron	245,500	29,293,060
ConocoPhillips	94,200	7,208,184
EOG Resources	130,800	12,951,816
Exxon Mobil	272,800	25,656,840
Marathon Oil	285,100	10,716,909
Occidental Petroleum	143,400	13,787,910

		99,614,719

Paper & Forest Products–0.51%
International Paper	142,000	6,779,080

		6,779,080

Pharmaceuticals–6.25%
AbbVie	343,800	19,857,888
†Actavis	41,800	10,085,504
Johnson & Johnson	44,300	4,721,937
Merck	392,600	23,273,328
Pfizer	878,042	25,963,702

		83,902,359

Professional Services–0.64%
Nielsen Holdings	195,000	8,644,350

		8,644,350

Real Estate Investment Trusts–2.51%
American Tower	163,800	15,336,594
Host Hotels & Resorts	474,364	10,118,184
National Retail Properties	237,300	8,203,461

		33,658,239

Road & Rail–2.06%
Hunt (J.B.) Transport Services	94,200	6,975,510
Union Pacific	191,200	20,729,904

		27,705,414

Semiconductors & Semiconductor Equipment–2.77%
Avago Technologies	112,700	9,804,900
Intel	459,500	15,999,790
Maxim Integrated Products	378,600	11,448,864

		37,253,554

Software–2.87%
Microsoft	617,400	28,622,664
†salesforce.com	173,100	9,958,443

		38,581,107

Specialty Retail–2.06%
DSW Class A	253,924	7,645,651
Tractor Supply	170,400	10,481,304

LVIP Delaware Growth and Income Fund–2

LVIP Delaware Growth and Income Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†Urban Outfitters	260,500	$9,560,350

		27,687,305

Technology Hardware, Storage & Peripherals–4.88%
Apple	438,150	44,143,613
EMC	731,600	21,406,616

		65,550,229

Total Common Stock (Cost $726,133,432)		1,333,784,822

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–0.03%

Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	382,495	$382,495

Total Money Market Fund (Cost $382,495)		382,495

	Principal Amount°

SHORT-TERM INVESTMENT–0.22%
≠Discounted Commercial Paper–0.22%
Abbey National North America 0.06% 10/1/14	2,965,000	2,965,000

Total Short-Term Investment (Cost $2,965,000)		2,965,000

TOTAL VALUE OF SECURITIES–99.58% (Cost $729,480,927)	1,337,132,317
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.42%	5,630,842

NET ASSETS APPLICABLE TO 31,055,516 SHARES OUTSTANDING–100.00%	$1,342,763,159

†	Non-income producing for the period.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Common Stock	$1,333,784,822	$—	$1,333,784,822
Money Market Fund	382,495	—	382,495
Short-Term Investment	—	2,965,000	2,965,000

Total	$1,334,167,317	$2,965,000	$1,337,132,317

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Growth and Income Fund–3

LVIP Delaware Social Awareness Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK–98.73%
Aerospace & Defense–1.11%
Rockwell Collins	108,100	$8,485,850

		8,485,850

Air Freight & Logistics–2.39%
FedEx	113,000	18,243,850

		18,243,850

Auto Components–0.88%
Borg Warner	128,400	6,755,124

		6,755,124

Automobiles–1.28%
Ford Motor	662,600	9,799,854

		9,799,854

Banks–1.74%
U.S. Bancorp	318,500	13,322,855

		13,322,855

Beverages–1.94%
PepsiCo	158,800	14,782,692

		14,782,692

Biotechnology–6.13%
†Alkermes	101,800	4,364,166
†Celgene	157,200	14,899,416
†Gilead Sciences	202,900	21,598,705
†Vertex Pharmaceuticals	53,000	5,952,430

		46,814,717

Capital Markets–7.19%
Ameriprise Financial	70,600	8,710,628
BlackRock	43,500	14,281,920
Invesco	301,400	11,899,272
Raymond James Financial	176,600	9,462,228
State Street	143,900	10,592,479

		54,946,527

Chemicals–1.99%
Eastman Chemical	99,700	8,064,733
Huntsman	275,400	7,157,646

		15,222,379

Communications Equipment–2.65%
Cisco Systems	249,000	6,267,330
QUALCOMM	186,900	13,974,513

		20,241,843

Consumer Finance–1.64%
Capital One Financial	153,450	12,524,589

		12,524,589

Containers & Packaging–1.19%
MeadWestvaco	221,700	9,076,398

		9,076,398

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Diversified Financial Services–1.06%
IntercontinentalExchange Group	41,550	$8,104,328

		8,104,328

Diversified Telecommunication Services–1.83%
AT&T	397,700	14,014,948

		14,014,948

Electric Utilities–1.10%
OGE Energy	225,600	8,372,016

		8,372,016

Electrical Equipment–0.42%
Acuity Brands	27,200	3,201,712

		3,201,712

Energy Equipment & Services–1.28%
Baker Hughes	93,500	6,083,110
Core Laboratories	25,000	3,658,750

		9,741,860

Food & Staples Retailing–2.36%
CVS Health	226,300	18,011,217

		18,011,217

Food Products–2.04%
General Mills	308,800	15,578,960

		15,578,960

Health Care Equipment & Supplies–2.12%
Abbott Laboratories	195,800	8,143,322
Baxter International	112,700	8,088,479

		16,231,801

Health Care Providers & Services–3.71%
†Express Scripts Holding	175,900	12,423,817
UnitedHealth Group	184,200	15,887,250

		28,311,067

Health Care Technology–0.51%
†Cerner	65,000	3,872,050

		3,872,050

Hotels, Restaurants & Leisure–2.18%
Starbucks	220,200	16,616,292

		16,616,292

Industrial Conglomerates–1.34%
Roper Industries	69,800	10,211,042

		10,211,042

Insurance–4.94%
AFLAC	236,400	13,770,300
Prudential Financial	148,600	13,067,884
Travelers	116,200	10,915,828

		37,754,012

LVIP Delaware Social Awareness Fund–1

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Internet Software & Services–3.27%
†Facebook Class A	157,100	$12,417,184
†Google Class A	21,400	12,591,974

		25,009,158

IT Services–2.50%
Accenture Class A	167,300	13,604,836
International Business Machines	29,100	5,524,053

		19,128,889

Life Sciences Tools & Services–1.59%
Thermo Fisher Scientific	100,100	12,182,170

		12,182,170

Machinery–3.24%
Cummins	33,000	4,355,340
Deere	128,200	10,511,118
Lincoln Electric Holdings	64,600	4,466,121
Parker Hannifin	47,600	5,433,540

		24,766,119

Media–4.38%
Comcast Class A	381,400	20,511,692
Regal Entertainment Group Class A	209,800	4,170,824
Viacom Class B	113,760	8,752,694

		33,435,210

Multiline Retail–3.23%
Macy’s	228,200	13,276,676
Nordstrom	167,000	11,417,790

		24,694,466

Oil, Gas & Consumable Fuels–5.12%
†Antero Resources	33,000	1,811,370
EOG Resources	192,400	19,051,448
EQT	47,500	4,348,150
Marathon Oil	369,200	13,878,228

		39,089,196

Paper & Forest Products–0.95%
International Paper	152,200	7,266,028

		7,266,028

Pharmaceuticals–4.50%
AbbVie	256,500	14,815,440
†Actavis	23,600	5,694,208
Allergan	77,700	13,845,363

		34,355,011

	Number of	Value
	Shares	(U.S. $)

COMMON STOCK (continued)
Professional Services–0.92%
Nielsen	159,100	$7,052,903

		7,052,903

Real Estate Investment Trusts–2.17%
American Tower	114,100	10,683,183
National Retail Properties	170,100	5,880,357

		16,563,540

Road & Rail–0.49%
Hunt (J.B.) Transport Services	50,100	3,709,905

		3,709,905

Semiconductors & Semiconductor Equipment–3.51%
Avago Technologies	69,000	6,003,000
Intel	237,000	8,252,340
Maxim Integrated Products	414,700	12,540,528

		26,795,868

Software–3.07%
Microsoft	330,300	15,312,708
†salesforce.com	141,900	8,163,507

		23,476,215

Specialty Retail–2.49%
DSW Class A	193,490	5,825,984
Tractor Supply	127,300	7,830,223
†Urban Outfitters	145,200	5,328,840

		18,985,047

Technology Hardware, Storage & Peripherals–2.28%
EMC	595,200	17,415,552

		17,415,552

Total Common Stock (Cost $416,487,048)		754,163,260

MONEY MARKET FUND–1.28%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	9,730,749	9,730,746

Total Money Market Fund (Cost $9,730,749)		9,730,746

TOTAL VALUE OF SECURITIES–100.01% (Cost $426,217,797)	763,894,006
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.01%)	(59,504)

NET ASSETS APPLICABLE TO 17,086,341 SHARES OUTSTANDING–100.00%	$763,834,502

†	Non-income producing for the period.

LVIP Delaware Social Awareness Fund–2

LVIP Delaware Social Awareness Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Common Stock	$754,163,260
Money Market Fund	9,730,746

Total	$763,894,006

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Social Awareness Fund–3

LVIP Delaware Special Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–96.41%
Auto Components–2.71%
Borg Warner	104,700	$5,508,267
Johnson Controls	88,500	3,894,000
†TRW Automotive Holdings	80,300	8,130,375

		17,532,642

Banks–8.63%
Associated Banc-Corp.	175,900	3,064,178
Bank of Hawaii	120,800	6,862,648
Comerica	300,700	14,992,902
East West Bancorp	471,800	16,041,200
First Horizon National	536,110	6,583,431
Hancock Holding	107,700	3,451,785
Zions Bancorp	168,800	4,905,328

		55,901,472

Beverages–1.14%
Dr Pepper Snapple Group	114,600	7,369,926

		7,369,926

Capital Markets–1.81%
Raymond James Financial	219,550	11,763,489

		11,763,489

Chemicals–7.87%
Albemarle	163,000	9,600,700
Celanese Class A	240,000	14,044,800
Cytec Industries	255,400	12,077,866
FMC	89,100	5,095,629
†Grace (W.R.) & Co.	111,700	10,157,998

		50,976,993

Commercial Services & Supplies–0.47%
Brink’s	126,000	3,029,040

		3,029,040

Construction & Engineering–1.56%
Chicago Bridge & Iron	75,600	4,373,460
KBR	304,200	5,728,086

		10,101,546

Containers & Packaging–1.32%
†Owens-Illinois	328,500	8,557,425

		8,557,425

Diversified Consumer Services–1.22%
Service International	374,600	7,919,044

		7,919,044

Electric Utilities–2.03%
Edison International	134,300	7,510,056
PPL	172,700	5,671,468

		13,181,524

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–1.23%
Regal-Beloit	124,100	$7,973,425

		7,973,425

Electronic Equipment, Instruments & Components–1.62%
Avnet	252,900	10,495,350

		10,495,350

Energy Equipment & Services–4.69%
ENSCO	216,600	8,947,746
Helmerich & Payne	63,900	6,253,893
Rowan Class A	165,400	4,186,274
Superior Energy Services	335,100	11,014,737

		30,402,650

Food Products–0.81%
Tyson Foods Class A	132,700	5,224,399

		5,224,399

Health Care Equipment & Supplies–2.15%
Becton, Dickinson	74,000	8,421,940
Zimmer Holdings	54,700	5,500,085

		13,922,025

Health Care Providers & Services–4.30%
Cigna	80,300	7,282,407
McKesson	49,900	9,714,033
Omnicare	73,400	4,569,884
Universal Health Services Class B	60,200	6,290,900

		27,857,224

Hotels, Restaurants & Leisure–1.43%
†Bloomin’ Brands	211,300	3,875,242
Starwood Hotels & Resorts Worldwide	64,900	5,400,329

		9,275,571

Household Durables–2.07%
D.R.Horton	280,933	5,764,745
Newell Rubbermaid	222,700	7,663,107

		13,427,852

Insurance–10.51%
American Financial Group	274,650	15,899,489
Berkley (W.R.)	197,350	9,433,330
HCC Insurance Holdings	225,300	10,879,737
Reinsurance Group of America	141,000	11,298,330
Torchmark	261,150	13,676,426
Validus Holdings	176,500	6,908,210

		68,095,522

IT Services–1.80%
†Fiserv	180,800	11,686,008

		11,686,008

LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products–1.12%
Hasbro	132,500	$7,286,837

		7,286,837

Life Sciences Tools & Services–2.60%
Agilent Technologies	166,700	9,498,566
Thermo Fisher Scientific	60,500	7,362,850

		16,861,416

Machinery–2.34%
ITT	235,400	10,578,876
Terex	143,800	4,568,526

		15,147,402

Media–0.55%
Meredith	83,625	3,579,150

		3,579,150

Multiline Retail–2.29%
Macy’s	131,800	7,668,124
Nordstrom	105,100	7,185,687

		14,853,811

Multi-Utilities–2.07%
Public Service Enterprise Group	161,400	6,010,536
Wisconsin Energy	171,500	7,374,500

		13,385,036

Oil, Gas & Consumable Fuels–5.44%
†Newfield Exploration	305,400	11,321,178
Tesoro	124,500	7,592,010
†Whiting Petroleum	210,600	16,332,030

		35,245,218

Pharmaceuticals–0.94%
†Actavis	25,200	6,080,256

		6,080,256

Professional Services–0.97%
ManpowerGroup	89,800	6,294,980

		6,294,980

Real Estate Investment Trusts–4.47%
Boston Properties	44,200	5,116,592
Brandywine Realty Trust	367,500	5,170,725
CBL & Associates Properties	270,800	4,847,320
Highwoods Properties	230,400	8,962,560
Kimco Realty	221,700	4,857,447

		28,954,644

Road & Rail–2.25%
Canadian National Railway	101,200	7,181,152
CSX	230,900	7,402,654

		14,583,806

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–0.77%
Teradyne	258,000	$5,002,620

		5,002,620

Software–4.84%
†Adobe Systems	132,300	9,153,837
†Citrix Systems	82,700	5,899,818
Compuware	69,861	741,225
Symantec	209,300	4,920,643
†Synopsys	268,400	10,654,138

		31,369,661

Specialty Retail–1.38%
Staples	254,300	3,077,030
Tiffany & Co.	60,800	5,855,648

		8,932,678

Textiles, Apparel & Luxury Goods–1.21%
VF	118,400	7,817,952

		7,817,952

Tobacco–1.10%
Reynolds American	121,400	7,162,600

		7,162,600

Trading Companies & Distributors–2.70%
†United Rentals	157,300	17,476,030

		17,476,030

Total Common Stock (Cost $363,987,972)		624,727,224

MONEY MARKET FUND–0.03%
Dreyfus Treasury & Agency Cash Management - Institutional Shares	192,697	192,697

Total Money Market Fund (Cost $192,697)		192,697

	Principal Amount°

SHORT-TERM INVESTMENT–2.87%
≠Discounted Commercial Paper–2.87%
Abbey National North America 0.06% 10/1/14	18,575,000	18,575,000

Total Short-Term Investment (Cost $18,575,000)		18,575,000

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.31% (Cost $382,755,669)	$643,494,921
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.69%	4,470,844

NET ASSETS APPLICABLE TO 15,653,875 SHARES OUTSTANDING–100.00%	$647,965,765

†	Non-income producing for the period.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Common Stock	$624,727,224	$—	$624,727,224
Money Market Fund	192,697	—	192,697
Short-Term Investment	—	18,575,000	18,575,000

Total	$624,919,921	$18,575,000	$643,494,921

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Delaware Special Opportunities Fund–3

LVIP Dimensional Non-U.S. Equity RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.96%
Money Market Fund–1.96%
*Lincoln Variable Insurance Products Trust– LVIP Money Market Fund	391,893	$3,918,929

Total Affiliated Investment Company (Cost $3,918,929)		3,918,929

UNAFFILIATED INVESTMENT COMPANIES–97.78%
International Equity Funds–91.04%
**DFA Emerging Markets Core Equity Portfolio	905,167	18,076,176
**DFA International Core Equity Portfolio	3,775,720	46,554,632
**DFA International Real Estate Securities Portfolio	1,697,539	9,200,661
**DFA International Small Cap Value Portfolio	462,527	9,245,920

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
**DFA International Vector Equity Portfolio	1,618,384	$18,562,864
**DFA Large Cap International Portfolio	2,149,796	46,822,548
**DFA VA International Small Portfolio	1,231,315	14,825,035
**DFA VA International Value Portfolio	1,439,131	18,679,926

		181,967,762

Money Market Fund–6.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	13,479,247	13,479,247

		13,479,247

Total Unaffiliated Investment Companies (Cost $184,463,796)		195,447,009

TOTAL VALUE OF SECURITIES–99.74% (Cost $188,382,725)	199,365,938
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	518,950

NET ASSETS APPLICABLE TO 19,821,719 SHARES OUTSTANDING–100.00%	$199,884,888

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $188,900 cash and $519,567 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(23) British Pound Currency	$(2,334,022)	$(2,327,456)	12/16/14	$6,566
(24) E-mini MSCI Emerging Markets Index	(1,223,384)	(1,203,240)	12/22/14	20,144
(25) Euro Currency	(3,962,545)	(3,948,437)	12/16/14	14,108
(98) Euro STOXX 50 Index	(3,963,288)	(3,989,552)	12/22/14	(26,264)
(22) FTSE 100 Index	(2,357,476)	(2,355,798)	12/22/14	1,678
(25) Japanese Yen Currency	(2,859,286)	(2,850,000)	12/16/14	9,286
(14) Nikkei 225 Index (OSE)	(2,088,466)	(2,065,564)	12/12/14	22,902

	$(18,788,467)			$48,420

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

OSE–Osaka Securities Exchange

VA–Variable Annuity

LVIP Dimensional Non-U.S. Equity RPM Fund–1

LVIP Dimensional Non-U.S. Equity RPM Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$199,365,938

Futures Contracts	$48,420

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Dimensional Non-U.S. Equity RPM Fund–2

LVIP Dimensional U.S. Equity RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–1.93%
Money Market Fund–1.93%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	646,791	$6,467,912

Total Affiliated Investment Company (Cost $6,467,912)		6,467,912

UNAFFILIATED INVESTMENT COMPANIES–97.99%
Equity Funds–91.21%
**DFA Real Estate Securities Portfolio	515,777	15,065,848
**DFA U.S. Core Equity 1 Portfolio	3,639,511	62,890,749
**DFA U.S. Large Company Portfolio	6,131,871	95,411,907
**DFA U.S. Large Value Portfolio	2,016,692	47,069,586
**DFA U.S. Micro Cap Portfolio	809,020	15,266,200
**DFA U.S. Small Cap Portfolio	827,361	24,506,422

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**DFA U.S. Small Cap Value Portfolio	441,228	$15,107,643
**DFA VA U.S. Targeted Value Portfolio	1,633,589	30,466,427

		305,784,782

Money Market Fund–6.78%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	22,714,422	22,714,422

		22,714,422

Total Unaffiliated Investment Companies (Cost $274,592,431)		328,499,204

TOTAL VALUE OF SECURITIES–99.92% (Cost $281,060,343)	334,967,116
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.08%	274,336

NET ASSETS APPLICABLE TO 24,279,508 SHARES OUTSTANDING–100.00%	$335,241,452

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $773,100 cash pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts				Unrealized
Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Appreciation (Depreciation)
(65) E-mini Russell 2000 Index	$(7,204,409)	$(7,127,900)	12/22/14	$76,509
(96) E-mini S&P 500 Index	(9,425,263)	(9,434,400)	12/22/14	(9,137)

	$(16,629,672)			$67,372

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

VA–Variable Annuity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$334,967,116

Futures Contracts	$67,372

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Dimensional U.S. Equity RPM Fund–1

LVIP Dimensional/Vanguard Total Bond Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.00%
Money Market Fund–2.00%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	710,569	$7,105,689

Total Affiliated Investment Company (Cost $7,105,689)		7,105,689

UNAFFILIATED INVESTMENT COMPANIES–97.51%
Fixed Income Funds–97.35%
**DFA Inflation-Protected Securities Portfolio	1,493,450	17,398,692
**DFA Intermediate Term Extended Quality Portfolio	4,612,000	49,440,639
**DFA Two-Year Global Fixed Income Portfolio	3,549,293	35,492,931
**DFA VA Global Bond Portfolio	2,612,537	28,346,021
**DFA VA Short Term Fixed Portfolio	4,175,662	42,633,505
Vanguard Long-Term Bond ETF	117,416	10,594,446

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
Vanguard Mortgage-Backed Securities ETF	810,398	$42,602,623
Vanguard Short-Term Corporate Bond ETF	177,306	14,161,430
Vanguard Total Bond Market ETF	1,298,469	106,383,565

		347,053,852

Money Market Fund–0.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	585,246	585,246

		585,246

Total Unaffiliated Investment Companies (Cost $347,032,120)		347,639,098

TOTAL VALUE OF SECURITIES–99.51% (Cost $354,137,809)	354,744,787
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.49%	1,764,679

NET ASSETS APPLICABLE TO 33,806,496 SHARES OUTSTANDING–100.00%	$356,509,466

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

VA–Variable Annuity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$354,744,787

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Dimensional/Vanguard Total Bond Fund–1

LVIP Vanguard Domestic Equity ETF Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.06%
Money Market Fund–2.06%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	354,525	$3,545,254

Total Affiliated Investment Company (Cost $3,545,254)		3,545,254

UNAFFILIATED INVESTMENT COMPANIES–97.96%
Equity Funds–97.96%
Vanguard Dividend Appreciation ETF	225,456	17,348,839
Vanguard Mega Cap 300 Growth ETF	358,560	27,888,797
Vanguard Mega Cap 300 Value ETF	591,807	34,721,317
Vanguard Mid-Cap Growth Index ETF	70,962	6,832,221
Vanguard Mid-Cap Value Index ETF	120,718	10,248,958

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Vanguard REIT ETF	90,916	$6,532,314
Vanguard Small-Cap Growth ETF	42,142	5,071,790
Vanguard Small-Cap Value ETF	83,732	8,351,430
Vanguard Total Stock Market ETF	459,570	46,526,867
**Vanguard Variable Insurance Fund–Small Company Growth Portfolio	231,121	5,068,487

		168,591,020

Total Unaffiliated Investment Companies (Cost $125,194,182)		168,591,020

TOTAL VALUE OF SECURITIES–100.02% (Cost $128,739,436)	172,136,274
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(39,641)

NET ASSETS APPLICABLE TO 12,148,376 SHARES OUTSTANDING–100.00%	$172,096,633

*	Standard Class shares.

**	Institutional Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$172,136,274

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Vanguard Domestic Equity ETF Fund–1

LVIP Vanguard International Equity ETF Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–2.11%
Money Market Fund–2.11%
*Lincoln Variable Insurance Products Trust–LVIP Money Market Fund	242,240	$2,422,404

Total Affiliated Investment Company (Cost $2,422,404)		2,422,404

UNAFFILIATED INVESTMENT COMPANIES–99.22%
International Equity Funds–97.29%
Vanguard FTSE All-World ex-U.S. ETF	347,249	17,098,541
Vanguard FTSE All-World ex-U.S. Small-Cap ETF	166,531	17,007,811
Vanguard FTSE Developed Markets ETF	579,985	23,054,404
Vanguard FTSE Emerging Markets ETF	261,015	10,886,936
Vanguard FTSE European ETF	188,045	10,383,845

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard FTSE Pacific ETF	329,280	$19,526,304
Vanguard Global ex-U.S. Real Estate ETF	81,953	4,462,341
**Vanguard VA International Portfolio	431,467	9,185,931

		111,606,113

Money Market Fund–1.93%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	2,208,018	2,208,018

		2,208,018

Total Unaffiliated Investment Companies (Cost $103,756,012)		113,814,131

TOTAL VALUE OF SECURITIES–101.33% (Cost $106,178,416)	116,236,535
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.33%)	(1,520,855)

NET ASSETS APPLICABLE TO 11,296,060 SHARES OUTSTANDING–100.00%	$114,715,680

*	Standard Class shares.

**	Retail Class shares

Summary of Abbreviations:

ETF–Exchange-Traded Fund

VA–Variable Annuity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$116,236,535

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Vanguard International Equity ETF Fund–1

LVIP Franklin Mutual Shares VIP RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–101.29%
Equity Fund–92.94%
†*Franklin Templeton Variable Insurance Products Trust– Mutual Shares VIP Fund	2,902,794	$65,632,172

		65,632,172

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–8.35%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,894,338	$5,894,338

		5,894,338

Total Investment Companies (Cost $72,385,291)		71,526,510

TOTAL VALUE OF SECURITIES–101.29% (Cost $72,385,291)	71,526,510
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.29%)	(910,528)

NET ASSETS APPLICABLE TO 6,692,796 SHARES OUTSTANDING–100.00%	$70,615,982

†	Non-income producing for the period.

*	Class I shares.

«	Includes $455,400 cash pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
99 E-mini S&P 500 Index	$9,839,606	$9,729,225	12/22/14	$(110,381)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$71,526,510

Futures Contracts	$(110,381)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Franklin Mutual Shares VIP RPM Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–32.42%
U.S. MARKETS–14.97%
Aerospace & Defense–0.14%
Rockwell Collins	180	$14,130

		14,130

Air Freight & Logistics–0.14%
United Parcel Service Class B	140	13,761

		13,761

Banks–1.08%
Citigroup	930	48,193
JPMorgan Chase	770	46,385
SunTrust Banks	380	14,451

		109,029

Biotechnology–1.07%
Amgen	380	53,375
†Gilead Sciences	450	47,903
†Isis Pharmaceuticals	180	6,989

		108,267

Capital Markets–0.34%
Morgan Stanley	980	33,879

		33,879

Communications Equipment–0.31%
Cisco Systems	1,220	30,707

		30,707

Consumer Finance–0.31%
Capital One Financial	380	31,016

		31,016

Diversified Financial Services–0.31%
Voya Financial	810	31,671

		31,671

Diversified Telecommunication Services–0.12%
Verizon Communications	240	11,998

		11,998

Electronic Equipment, Instruments & Components–0.19%
†Knowles	740	19,610

		19,610

Energy Equipment & Services–0.41%
Baker Hughes	320	20,819
Noble	840	18,665
Paragon Offshore	280	1,722

		41,206

Food & Staples Retailing–0.42%
CVS Health	380	30,244
Walgreen	210	12,447

		42,691

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Health Care Equipment & Supplies–0.30%
Medtronic	480	$29,736

		29,736

Insurance–0.30%
ACE	70	7,341
American International Group	420	22,688

		30,029

Machinery–0.21%
Stanley Black & Decker	240	21,310

		21,310

Media–0.91%
Comcast Class A	840	44,940
†News Class A	1,190	19,457
Twenty-First Century Fox Class A	800	27,432

		91,829

Metals & Mining–0.33%
Allegheny Technologies	890	33,019

		33,019

Multiline Retail–0.51%
Macy’s	590	34,326
Target	280	17,550

		51,876

Oil, Gas & Consumable Fuels–0.23%
Chesapeake Energy	410	9,426
Chevron	110	13,125
†Seventy Seven Energy	29	688

		23,239

Pharmaceuticals–1.28%
†Actavis	288	69,489
Merck	480	28,454
Pfizer	1,060	31,344

		129,287

Real Estate Investment Trusts–4.82%
Boston Properties	200	23,152
Education Realty Trust	1,200	12,336
Equity Lifestyle Properties	400	16,944
Equity Residential	600	36,948
Essex Property Trust	200	35,750
Extra Space Storage	600	30,942
General Growth Properties	1,600	37,680
†Howard Hughes	140	21,000
Kilroy Realty	300	17,832
Kimco Realty	1,500	32,865
Pebblebrook Hotel Trust	1,200	44,808
Prologis	500	18,850
Realty Income	700	28,553

LVIP Franklin Templeton Multi-Asset Opportunities Fund–1

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Real Estate Investment Trusts (continued)
Sabra Health Care REIT	800	$19,456
Simon Property Group	200	32,884
STAG Industrial	900	18,639
Ventas	600	37,170
Vornado Realty Trust	200	19,992

		485,801

Semiconductors & Semiconductor Equipment–0.27%
Applied Materials	1,260	27,229

		27,229

Software–0.59%
Microsoft	1,290	59,804

		59,804

Specialty Retail–0.34%
Foot Locker	610	33,947

		33,947

Wireless Telecommunication Services–0.04%
†Sprint	680	4,311

		4,311

Total U.S. Markets (Cost $1,461,340)		1,509,382

§DEVELOPED MARKETS–15.04%
Aerospace & Defense–0.22%
BAE Systems	2,880	22,013

		22,013

Airlines–0.15%
Deutsche Lufthansa	970	15,321

		15,321

Auto Components–0.21%
Michelin Class B	230	21,695

		21,695

Automobiles–0.63%
Nissan Motor	3,900	38,017
Toyota Motor ADR	213	25,034

		63,051

Banks–2.03%
Barclays	4,000	14,749
BNP Paribas	670	44,446
Credit Agricole	2,010	30,326
DBS Group Holdings	1,000	14,440
HSBC Holdings	4,000	40,980
†Lloyds Banking Group	21,620	26,942
UniCredit	4,218	33,352

		205,235

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Beverages–0.28%
Suntory Beverage & Food	800	$28,377

		28,377

Building Products–0.27%
Cie de Saint-Gobain	590	27,003

		27,003

Capital Markets–0.28%
Credit Suisse Group	1,020	28,282

		28,282

Chemicals–0.29%
Akzo Nobel	420	28,780

		28,780

Commercial Services & Supplies–0.20%
G4S	3,050	12,395
Serco Group	1,730	8,024

		20,419

Construction Materials–0.42%
CRH	1,120	25,620
HeidelbergCement	250	16,521

		42,141

Containers & Packaging–0.15%
Rexam	1,840	14,670

		14,670

Diversified Financial Services–0.55%
Deutsche Boerse	300	20,208
†ING Groep	2,450	35,000

		55,208

Diversified Telecommunication Services–1.19%
Singapore Telecommunications	9,000	26,810
Telefonica	2,181	33,760
Telenor	1,500	32,919
Vivendi	1,080	26,082

		119,571

Electrical Equipment–0.22%
†ABB	980	22,050

		22,050

Energy Equipment & Services–0.29%
Fugro	220	6,659
†Saipem	526	11,188
Technip	140	11,779

		29,626

Food & Staples Retailing–0.35%
†Metro	540	17,788

LVIP Franklin Templeton Multi-Asset Opportunities Fund–2

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Food & Staples Retailing (continued)
Tesco	5,850	$17,658

		35,446

Health Care Equipment & Supplies–0.21%
Getinge Class B	830	20,945

		20,945

Household Durables–0.13%
Nikon	900	13,008

		13,008

Industrial Conglomerates–0.15%
Siemens ADR	129	15,360

		15,360

Insurance–1.18%
AIA Group	4,000	20,683
Aviva	4,240	35,983
AXA	1,160	28,586
Muenchener Rueckversicherungs	50	9,887
†NN Group	400	11,608
Swiss Re	160	12,763

		119,510

Life Sciences Tools & Services–0.15%
†QIAGEN	660	15,031

		15,031

Media–0.23%
British Sky Broadcasting Group	800	11,438
Reed Elsevier	510	11,576

		23,014

Multiline Retail–0.22%
Marks & Spencer Group	3,380	22,169

		22,169

Oil, Gas & Consumable Fuels–1.69%
BP ADR	464	20,393
ENI	1,418	33,798
Galp Energia	1,650	26,823
Kunlun Energy	12,000	17,309
Royal Dutch Shell Class B	510	20,148
Talisman Energy	2,100	18,171
Total	520	33,793

		170,435

Pharmaceuticals–2.31%
Bayer	250	35,019
GlaxoSmithKline	1,470	33,672
Merck	240	22,139
Novartis	130	12,276
Roche Holding	150	44,482
Sanofi	400	45,249

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries ADR	747	$40,151

		232,988

Semiconductors & Semiconductor Equipment–0.20%
Infineon Technologies ADR	2,000	20,600

		20,600

Software–0.10%
Trend Micro	300	10,149

		10,149

Specialty Retail–0.20%
Kingfisher	3,760	19,743

		19,743

Technology Hardware, Storage & Peripherals–0.18%
Konica Minolta Holdings	1,700	18,354

		18,354

Trading Companies & Distributors–0.21%
Noble Group	21,000	21,401

		21,401

Wireless Telecommunication Services–0.15%
Vodafone Group ADR	458	15,064

		15,064

Total Developed Markets (Cost $1,642,174)		1,516,659

×EMERGING MARKETS–2.41%
Auto Components–0.13%
Hyundai Mobis	52	12,668

		12,668

Banks–0.06%
KB Financial Group ADR	168	6,085

		6,085

Diversified Telecommunication Services–0.34%
China Telecom	56,000	34,329

		34,329

Health Care Providers & Services–0.16%
Sinopharm Group	4,400	16,093

		16,093

Insurance–0.25%
China Life Insurance	9,000	24,978

		24,978

Machinery–0.19%
CSR	10,100	8,884
Weichai Power	3,000	10,837

		19,721

LVIP Franklin Templeton Multi-Asset Opportunities Fund–3

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
×EMERGING MARKETS (continued)
Metals & Mining–0.44%
MMC Norilsk Nickel OJSC ADR	804	$14,995
POSCO ADR	394	29,905

		44,900

Oil, Gas & Consumable Fuels–0.20%
China Shenhua Energy	5,000	13,941
Petroleo Brasileiro ADR	391	5,822

		19,763

Semiconductors & Semiconductor Equipment–0.64%
Samsung Electronics GDR	100	56,100
Taiwan Semiconductor Manufacturing ADR	432	8,718

		64,818

Total Emerging Markets (Cost $245,220)		243,355

Total Common Stock (Cost $3,348,734)		3,269,396

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–53.71%
²Franklin Floating Rate Daily Access Fund	33,148	$300,983
²Franklin Focused Core Equity Fund	34,602	497,578
²Franklin High Income Fund	96,339	200,386
²Franklin Mutual Global Discovery Fund	34,692	1,214,554
²Franklin Rising Dividends Fund	29,299	1,455,296
²Franklin Strategic Series - Franklin Strategic Income Fund	79,020	826,552
²Templeton Global Bond Fund	69,669	921,023

Total Investment Companies (Cost $5,399,972)		5,416,372

MONEY MARKET FUND–14.06%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,417,520	1,417,520

Total Money Market Fund (Cost $1,417,520)		1,417,520

TOTAL VALUE OF SECURITIES–100.19% (Cost $10,166,226)	10,103,288
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.19%)	(19,036)

NET ASSETS APPLICABLE TO 1,006,141 SHARES OUTSTANDING–100.00%	$10,084,252

²	Class R6 shares.

†	Non-income producing for the period.

×	Emerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–4

LVIP Franklin Templeton Multi-Asset Opportunities Fund

Schedule of Investments (continued)

The following swap contracts were outstanding at September 30, 2014:

Index Swap Contracts

Total Return Swap Contracts

Notional Value	Expiration Date	Description	Unrealized Appreciation (Depreciation)
$740,000	11/3/14	Agreement with Barclays to receive the notional amount multiplied by the change in value of an index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.70%	$(1,673)
$300,000	11/3/14	Agreement with Morgan Stanley to receive the notional amount multiplied by the change in value of an index of a custom basket of securities and to pay the notional amount multiplied by the fixed rate of 0.75%	3,866

			$2,193

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Common Stock	$3,213,296	$56,100	$3,269,396
Investment Companies	5,416,372	—	5,416,372
Money Market Fund	1,417,520	—	1,417,520

Total	$10,047,188	$56,100	$10,103,288

Swap Contracts	$—	$2,193	$2,193

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Franklin Templeton Multi-Asset Opportunities Fund–5

LVIP Global Income Fund

Schedule of Investments (unaudited)

September 30, 2014

	Principal	Value
	Amount°	(U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–0.43%
Fannie Mae ARM
•1.921% 11/1/34	45,802	$48,750
•1.963% 10/1/37	48,048	50,988
•2.022% 11/1/37	69,365	73,306
•2.052% 4/1/38	253,060	269,198
•2.09% 9/1/33	318,703	339,982
•2.125% 9/1/34	190,570	201,737
•2.25% 10/1/32	79,435	83,301
•2.273% 7/1/34	71,947	76,954
•2.285% 2/1/35	30,278	32,572
•2.33% 9/1/33	177,490	179,756
•2.331% 6/1/35	847,304	890,505
•2.335% 4/1/34	273,334	292,094
•2.345% 6/1/36	58,718	63,484
•2.359% 8/1/36	59,550	63,711
•2.366% 5/1/36	16,264	17,555
•2.375% 3/1/35	104,535	112,239
•2.447% 1/1/37	17,011	18,181
•2.462% 1/1/37	172,638	185,566
•3.963% 4/1/38	110,363	118,291
•4.574% 5/1/38	154,833	166,910
•5.057% 10/1/35	381,652	406,778
Freddie Mac ARM
•1.984% 1/1/36	52,776	55,631
•2.212% 5/1/38	595,473	628,836
•2.367% 1/1/35	193,424	206,005
•2.375% 3/1/34	25,544	27,360
•2.405% 1/1/35	205,209	219,883
•2.432% 4/1/38	889,633	956,540
•2.488% 5/1/38	106,951	115,174
•2.512% 8/1/31	53,416	56,984
•2.534% 11/1/33	24,843	26,627
•2.564% 4/1/30	66,630	70,824
•2.575% 7/1/36	232,742	234,578
•2.658% 11/1/36	31,273	33,640
•5.125% 10/1/34	49,510	51,902

Total Agency Mortgage-Backed Securities (Cost $6,290,720)		6,375,842

COMMERCIAL MORTGAGE-BACKED SECURITIES–1.29%
•Bank of America Commercial Mortgage Trust Series 2006-4 AJ 5.695% 7/10/46	750,000	782,101
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PW11 AJ 5.60% 3/11/39	700,000	727,042
•Series 2006-PW12 AJ 5.929% 9/11/38	700,000	726,089
•Series 2006-PW13 AJ 5.611% 9/11/41	750,000	776,025
•Series 2007-PW16 AM 5.897% 6/11/40	500,000	548,188

	Principal	Value
	Amount°	(U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust
•Series 2005-CD1 E 5.40% 7/15/44	370,000	$371,754
Series 2006-CD3 AJ 5.688% 10/15/48	500,000	479,823
Citigroup Commercial Mortgage Trust
Series 2006-C5 AJ 5.482% 10/15/49	500,000	482,815
•Series 2007-C6 AM 5.899% 12/10/49	850,000	922,393
Commercial Mortgage Trust
•Series 2006-GG7 AJ 6.014% 7/10/38	700,000	727,591
•Series 2006-GG7 AM 6.014% 7/10/38	260,000	277,700
Series 2007-GG9 A4 5.444% 3/10/39	900,000	969,454
Series 2007-GG9 AM 5.475% 3/10/39	525,000	555,262
#•G-Force Series 2005-RR2 A3FL 144A 0.455% 12/25/39	456,487	432,521
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2004-LN2 A2 5.115% 7/15/41	87,633	88,222
•Series 2005-LDP5 E 5.559% 12/15/44	650,000	654,758
Series 2006-CB17 AM 5.464% 12/12/43	500,000	522,379
•Series 2006-LDP7 AJ 6.058% 4/15/45	750,000	757,240
LB-UBS Commercial Mortgage Trust
#•Series 2004-C7 H 144A 5.344% 10/15/36	700,000	726,839
•Series 2006-C4 AJ 6.049% 6/15/38	750,000	788,147
•Series 2006-C4 AM 6.049% 6/15/38	730,000	784,294
Morgan Stanley Capital I Trust
•Series 2007-HQ11 A1A 5.422% 2/12/44	940,644	998,465
•Series 2007-IQ16 AM 6.293% 12/12/49	500,000	554,806
•Series 2007-IQ16 AMA 6.289% 12/12/49	700,000	773,563
#•Resource Capital Series 2014-CRE2 A 144A 1.204% 4/15/32	355,000	355,000
•Talisman-6 Finance Series 6 A 0.382% 10/22/16	EUR 411,477	509,991
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C17 B 5.287% 3/15/42	350,000	355,413

LVIP Global Income Fund–1

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust (continued)
•Series 2006-C23 AJ 5.515% 1/15/45	650,000	$678,399
•Series 2006-C28 AM 5.603% 10/15/48	800,000	860,814
#•Series 2007-WHL8 A2 144A 0.294% 6/15/20	713,299	699,989

Total Commercial Mortgage-Backed Securities (Cost $19,109,297)		18,887,077

COLLATERALIZED DEBT OBLIGATIONS–0.70%
•Anthracite CDO I Series 2005-HY2X A 0.524% 7/26/45	426,621	422,355
#•Anthracite CDO III Series 2004-1A BFL 144A 0.704% 3/23/39	190,689	188,782
#•Arbor Realty Mortgage Securities Series 2004-1A A 144A 0.684% 2/21/40	302,692	297,395
#•ARES CLO Series 2007-3RA B 144A 0.603% 4/16/21	1,000,000	947,500
#•ARES XI CLO Series 2007-11A A1C 144A 0.504% 10/11/21	457,439	450,532
#•Babson CLO Series 2007-1A A1 144A 0.459% 1/18/21	804,189	798,881
#•Bridgeport CLO Series 2006-1A B 144A 0.884% 7/21/20	1,000,000	946,700
#•Catamaran CLO Series 2014-2A B 144A 3.233% 10/18/26	606,600	591,192
#•Cent CDO 15 Series 2007-15A A2B 144A 0.575% 3/11/21	1,000,000	931,400
#•Centerline REIT Series 2004-RR3 A2 144A 4.76% 9/21/45	705,999	715,487
#•Chatham Light CLO Series 2005-2A A2 144A 0.639% 8/3/19	600,000	596,400
#CREST Series 2003-2A C2 144A 5.709% 12/28/38	93,911	94,821
#•CT CDO IV Series 2006-4A A1 144A 0.464% 10/20/43	610,616	599,930
Eaton Vance CLO
#•Series 2014-1A B 144A 2.285% 7/15/26	200,800	198,270
#•Series 2014-1A C 144A 3.235% 7/15/26	171,300	168,439
#•Fairfield Street Solar Series 2004-1A A1 144A 0.588% 11/28/39	297,908	282,616

	Principal	Value
	Amount°	(U.S. $)

COLLATERALIZED DEBT OBLIGATIONS (continued)
#•Newcastle CDO V Series 2004-5A 1 144A 0.576% 12/24/39	35,484	$34,597
#•N-Star REL IV CDO Series 2005-4A A 144A 0.502% 7/27/40	238,842	234,065
#•N-Star REL VI CDO Series 2006-6A A1 144A 0.565% 6/16/41	659,967	605,652
West CLO
#•Series 2014-1A A2 144A 2.333% 7/18/26	310,000	310,000
#•Series 2014-1A B 144A 3.083% 7/18/26	830,000	810,744

Total Collateralized Debt Obligations (Cost $10,270,832)		10,225,758

ΔCORPORATE BONDS–5.94%
Australia–0.12%
Australia & New Zealand Banking Group 1.25% 1/10/17	1,500,000	1,502,427
#FMG Resources August 2006 144A 6.875% 2/1/18	300,000	309,000

		1,811,427

British Virgin Islands–0.07%
#Sinopec Group Overseas Development 2014 144A 1.75% 4/10/17	800,000	798,400
#State Grid Overseas Investment 2014 144A 2.75% 5/7/19	300,000	300,946

		1,099,346

Canada–0.08%
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	1,100,000	1,100,997

		1,100,997

Cayman Islands–0.02%
#•Seven & Seven 144A 1.395% 9/11/19	300,000	299,714

		299,714

China–0.14%
#•CNPC General Capital 144A 1.133% 5/14/17	1,000,000	1,002,945
#Export-Import Bank of China 144A 2.50% 7/31/19	1,000,000	991,083

		1,994,028

France–0.14%
#Electricite de France 144A 2.15% 1/22/19	1,000,000	998,234

LVIP Global Income Fund–2

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)

ΔCORPORATE BONDS (continued)
France (continued)
Orange 2.75% 2/6/19		1,000,000	$1,012,973

			2,011,207

Germany–0.46%
KFW 2.05% 2/16/26	JPY	640,000,000	6,792,596

			6,792,596

Ireland–0.12%
Bank of Ireland Mortgage Bank
2.75% 3/22/18	EUR	500,000	682,876
Depfa ACS Bank
1.65% 12/20/16	JPY	120,000,000	1,109,035

			1,791,911

Italy–0.27%
Banca Monte dei Paschi di Siena 2.875% 4/16/21	EUR	400,000	551,176
Banco Popolare 3.625% 3/31/17	EUR	600,000	813,200
Intesa Sanpaolo
•0.348% 5/18/17	EUR	200,000	250,170
•1.709% 7/29/15	EUR	500,000	637,960
2.375% 1/13/17		200,000	202,334
UniCredit
•1.153% 4/10/17	EUR	300,000	382,590
•1.756% 7/24/15	EUR	500,000	638,238
3.375% 10/31/17	EUR	300,000	414,025

			3,889,693

Luxembourg–0.02%
ArcelorMittal 6.125% 6/1/18		300,000	318,750

			318,750

Mexico–0.07%
#Cemex 144A 9.00% 1/11/18		300,000	318,000
Coca-Cola Femsa 2.375% 11/26/18		700,000	704,729

			1,022,729

Netherlands–0.12%
#•ING Bank 144A 0.925% 10/1/19		1,000,000	1,000,244
•Petrobras Global Finance 3.115% 3/17/20		700,000	714,840

			1,715,084

Portugal–0.02%
Banco Comercial Portugues 4.75% 6/22/17	EUR	200,000	277,988

			277,988

Republic of Korea–0.15%
•Export-Import Bank of Korea 0.984% 1/14/17		1,500,000	1,510,007
#Woori Bank 144A 4.75% 4/30/24		650,000	658,694

			2,168,701

	Principal		Value
	Amount°		(U.S. $)

ΔCORPORATE BONDS (continued)
South Africa–0.01%
#Edcon Property 144A 9.50% 3/1/18	EUR	150,000	$159,151

			159,151

Sweden–0.05%
•Svenska Handelsbanken 0.725% 6/17/19		700,000	704,375

			704,375

Switzerland–0.04%
•Credit Suisse 0.725% 5/26/17		600,000	602,437

			602,437

United Kingdom–0.29%
•Barclays Bank 0.811% 2/17/17		1,300,000	1,305,973
•BP Capital Markets 0.773% 5/10/19		1,000,000	1,003,842
#Petrofac 144A 3.40% 10/10/18		600,000	617,248
Royal Bank of Scotland 6.934% 4/9/18	EUR	200,000	290,789
•Yorkshire Building Society 2.315% 3/23/16	GBP	641,000	1,061,404

			4,279,256

United States–3.75%
AbbVie 1.75% 11/6/17		1,000,000	997,337
American Express Credit 1.55% 9/22/17		500,000	500,017
American Tower 3.40% 2/15/19		500,000	511,351
•Amgen 0.835% 5/22/19		1,000,000	1,006,603
•Apple 0.489% 5/3/18		1,000,000	1,002,340
Bank of America •1.274% 1/15/19		1,000,000	1,015,319
2.65% 4/1/19		700,000	698,589
BB&T 1.60% 8/15/17		1,300,000	1,304,451
Capital One Bank USA 2.30% 6/5/19		800,000	794,653
Celgene 1.90% 8/15/17		1,000,000	1,008,119
Chesapeake Energy •3.484% 4/15/19		100,000	100,500
7.25% 12/15/18		300,000	343,500
CIT Group
3.875% 2/19/19		300,000	295,500
5.25% 3/15/18		400,000	413,000
Citigroup
0.502% 6/9/16		1,000,000	994,990
•1.002% 4/8/19		200,000	201,016
CVS Health 1.20% 12/5/16		1,000,000	1,001,971
Dell 3.10% 4/1/16		1,500,000	1,515,000
DIRECTV Holdings
2.40% 3/15/17		1,000,000	1,022,932
DISH DBS 7.125% 2/1/16		2,500,000	2,656,250

LVIP Global Income Fund–3

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Dominion Resources 1.40% 9/15/17	1,000,000	$993,720
DPL 6.50% 10/15/16	2,000,000	2,125,000
Duke Energy 2.10% 6/15/18	1,000,000	1,008,293
Eastman Chemical 2.40% 6/1/17	1,000,000	1,021,045
EnLink Midstream Partners 2.70% 4/1/19	300,000	302,160
Enterprise Products Operating 3.20% 2/1/16	1,000,000	1,032,602
Ford Motor Credit •0.753% 9/8/17	200,000	200,375
1.50% 1/17/17	1,000,000	998,900
Gilead Sciences 3.05% 12/1/16	1,000,000	1,042,223
#Glencore Funding 144A 3.125% 4/29/19	500,000	501,375
•Goldman Sachs Group 1.334% 11/15/18	1,000,000	1,018,381
#Hyundai Capital America 144A 1.45% 2/6/17	1,000,000	999,853
•JPMorgan Chase 1.134% 1/25/18	1,200,000	1,222,668
KB Home 4.75% 5/15/19	100,000	97,500
#Kinder Morgan Finance 144A 6.00% 1/15/18	300,000	328,125
Kraft Foods Group 2.25% 6/5/17	1,000,000	1,019,332
•Kroger 0.763% 10/17/16	1,000,000	1,003,352
Linn Energy 6.50% 5/15/19	100,000	98,500
Lorillard Tobacco 2.30% 8/21/17	1,000,000	1,012,587
#Metropolitan Life Global Funding I 144A 1.30% 4/10/17	1,000,000	999,041
MGM Resorts International 8.625% 2/1/19	300,000	339,780
•Mondelez International 0.76% 2/1/19	1,000,000	1,000,642
•Morgan Stanley 1.083% 1/24/19	1,000,000	1,012,486
Navient 5.50% 1/15/19	300,000	306,750
#•NBCUniversal Enterprise 144A 0.919% 4/15/18	1,000,000	1,010,933
#New York Life Global Funding 144A 2.10% 1/2/19	1,000,000	1,000,114
#NGL Energy Partners 144A 5.125% 7/15/19	200,000	196,250
Oracle 1.20% 10/15/17	1,000,000	993,231
PACTIV 8.125% 6/15/17	1,000,000	1,095,000
Peabody Energy 6.00% 11/15/18	400,000	394,000
PPL Energy Supply 6.20% 5/15/16	2,000,000	2,125,196
#Prudential Covered Trust 2012-1 144A 2.997% 9/30/15	1,200,000	1,225,250
Regions Financial 2.00% 5/15/18	1,000,000	989,050

	Principal	Value
	Amount°	(U.S. $)

ΔCORPORATE BONDS (continued)
United States (continued)
Reynolds Group Issuer 9.00% 4/15/19	300,000	$313,875
Sempra Energy 2.30% 4/1/17	1,000,000	1,021,274
#Simon Property Group 144A 1.50% 2/1/18	1,000,000	989,958
Southern 1.30% 8/15/17	1,000,000	995,833
#Sprint Nextel 144A 9.00% 11/15/18	400,000	463,000
Sysco 1.45% 10/2/17	900,000	901,876
#Tenet Healthcare 144A 5.00% 3/1/19	100,000	99,000
Time Warner 2.10% 6/1/19	500,000	491,959
Tyson Foods 2.65% 8/15/19	500,000	501,496
Verizon Communications 1.10% 11/1/17	1,000,000	987,114
Viacom 2.50% 9/1/18	600,000	608,105
•Wells Fargo 0.863% 4/23/18	1,400,000	1,415,056

		54,885,698

Total Corporate Bonds (Cost $87,799,024)		86,925,088

MUNICIPAL BONDS–0.06%
University of California
•Series Y-1 0.652% 7/1/41	785,000	788,109
•Series Y-2 0.752% 7/1/41	40,000	40,158

Total Municipal Bonds (Cost $825,000)		828,267

NON-AGENCY ASSET-BACKED SECURITIES–1.82%
American Express Credit Account Master Trust
•Series 2005-2 A 0.254% 10/16/17	100,000	99,963
•Series 2008-6 A 1.354% 2/15/18	930,000	937,652
•Series 2012-1 A 0.424% 1/15/20	1,310,000	1,311,102
•Series 2012-3 A 0.304% 3/15/18	260,000	260,093
#•American Homes 4 Rent Series 2014-SFR1 A 144A 1.25% 6/17/31	328,527	326,552
#•American Residential Properties Trust Series 2014-SFR1 B 144A 1.904% 9/17/31	1,000,000	992,981
•BA Credit Card Trust Series 2014-A2 A 0.424% 9/16/19	1,000,000	1,000,977
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.204% 11/15/19	1,240,000	1,234,012

LVIP Global Income Fund–4

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust (continued)
•Series 2007-A2 A2 0.234% 12/16/19	1,230,000	$1,224,448
Chase Issuance Trust
•Series 2007-A2 A2 0.204% 4/15/19	1,290,000	1,282,692
•Series 2007-A8 A 0.174% 3/15/17	650,000	649,669
•Series 2007-B1 B1 0.404% 4/15/19	1,000,000	995,495
•Series 2007-C1 C1 0.614% 4/15/19	400,000	397,422
•Series 2012-A6 A 0.284% 8/15/17	1,100,000	1,099,804
•Series 2012-A9 A9 0.304% 10/16/17	600,000	600,569
•Series 2013-A3 A3 0.434% 4/15/20	653,000	652,442
•Series 2014-A3 A3 0.354% 5/15/18	1,280,000	1,279,579
•Series 2014-A5 A5 0.524% 4/15/21	750,000	751,414
Citibank Credit Card Issuance Trust
Series 2003-A7 A7 4.15% 7/7/17	500,000	514,227
•Series 2008-A6 A6 1.354% 5/22/17	600,000	603,939
•Series 2013-A1 A1 0.255% 4/24/17	1,200,000	1,199,520
•Series 2013-A11 A11 0.392% 2/7/18	1,000,000	1,000,825
•Series 2013-A12 A12 0.467% 11/7/18	660,000	660,902
•Series 2014-A3 A3 0.353% 5/9/18	230,000	230,000
#•Colony American Homes Series 2014-1A A 144A 144A 1.40% 5/17/31	287,654	288,051
#•CountryPlace Manufactured Housing Contract Trust Series 2005-1 A3 144A 144A 4.80% 12/15/35	106,969	109,526
Discover Card Execution Note Trust Series 2012-A3 A3 0.86% 11/15/17	630,000	631,680
•Series 2012-A5 A5 0.354% 1/16/18	1,300,000	1,300,000
•Series 2013-A6 A6 0.604% 4/15/21	580,000	581,639

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
•Series 2014-A1 A1 0.584% 7/15/21	800,000	$801,377
Ford Credit Auto Owner Trust Series 2012-D A3 0.51% 4/15/17	651,342	651,670
#•Invitation Homes Trust Series 2014-SFR2 B 144A 1.754% 9/17/31	740,000	731,385
Mercedes-Benz Auto Lease Trust Series 2013-A A4 0.72% 12/17/18	1,000,000	1,001,211
•¿Park Place Securities Asset-Backed Pass Through Certifcates Series 2004-WHQ2 M2 1.10% 2/25/35	69,542	69,858
•RAAC Trust Series 2004-SP1 AII 0.855% 3/25/34	438,826	417,820
Silver Bay Realty Trust
#•Series 2014-1 A 144A 1.154% 9/17/31	129,459	128,533
#•Series 2014-1 B 144A 1.604% 9/17/31	100,000	97,987
#•Trade MAPS 1 Series 2013-1A A 144A 144A 0.854% 12/10/18	500,000	501,353

Total Non-Agency Asset-Backed Securities (Cost $26,622,706)		26,618,369

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.81%
•Bear Stearns Alternative A Trust Series 2004-10 1A3 1.155% 9/25/34	528,469	529,258
CHL Mortgage Pass Through Trust
•¿Series 2004-6 1A1 2.458% 5/25/34	483,902	485,201
•¿Series 2004-11 2A1 2.059% 7/25/34	183,175	182,492
•Credit Suisse First Boston Mortgage Securities Series 2003-AR9 3M1 1.655% 3/25/33	410,711	408,016
•First Horizon Alternative Mortgage Securities Trust Series 2004-AA5 2A1 2.088% 12/25/34	515,402	504,817
•HarborView Mortgage Loan Trust Series 2004-1 3A 2.187% 4/19/34	491,285	493,288
•Impac Secured Assets CMN Owner Trust Series 2004-4 M1 0.665% 2/25/35	100,000	93,274
•IndyMac INDX Mortgage Loan Trust Series 2005-AR1 1A1 2.477% 3/25/35	618,093	616,858

LVIP Global Income Fund–5

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JPMorgan Mortgage Trust Series 2004-A1 5A1 2.622% 2/25/34	594,514	$593,415
#•Kildare Securities Series 2007-1A A2 144A 144A 0.354% 12/10/43	411,986	409,889
Morgan Stanley Mortgage Loan Trust
•Series 2004-8AR 4A2 2.429% 10/25/34	570,678	571,940
•Series 2004-10AR 2A2 2.461% 11/25/34	522,402	536,799
•New York Mortgage Trust Series 2005-3 M1 0.605% 2/25/36	53,599	49,052
Sequoia Mortgage Trust
•Series 2003-4 1A1 0.774% 7/20/33	781,523	737,302
•Series 2004-10 A2 0.474% 11/20/34	628,220	601,306
Structured Asset Mortgage Investments II Trust
•Series 2003-AR4 A1 0.853% 1/19/34	504,907	491,414
•Series 2004-AR6 A1A 0.853% 2/19/35	522,728	492,671
•Structured Asset Mortgage Investments Trust Series 2003-AR1 A1 0.893% 10/19/33	600,762	568,993
•Thornburg Mortgage Securities Trust Series 2007-4 1A1 2.178% 9/25/37	510,975	505,210
Washington Mutual Mortgage Pass Through Certificates Trust
•¿Series 2005-AR2 1A1A 0.485% 1/25/45	478,208	451,785
•¿Series 2005-AR8 2AB2 0.575% 7/25/45	205,326	190,898
•¿Series 2005-AR19 A1A1 0.425% 12/25/45	540,356	517,415
Wells Fargo Mortgage-Backed Securities Trust
•Series 2003-L 1A2 2.49% 11/25/33	432,723	434,288
•Series 2003-O 1A2 2.49% 1/25/34	190,649	192,503
•Series 2004-I 2A1 2.597% 7/25/34	222,634	223,360
•Series 2004-X 1A1 2.615% 11/25/34	259,189	260,023
•Series 2005-AR9 2A2 2.595% 10/25/33	670,482	666,519

Total Non-Agency Collateralized Mortgage Obligations (Cost $11,714,871)		11,807,986

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS–1.12%
24 Hour Fitness Tranche B 1st Lien 4.75% 5/21/21	162,442	$161,833
Appvion Tranche B 1st Lien 5.75% 6/28/19	139,426	139,077
Autoparts Holdings 1st Lien 6.50% 7/5/17	296,684	297,286
Axalta Coating Systems US Holdings 1st Lien 4.00% 2/1/20	265,811	261,021
AZ Chem US Tranche B 1st Lien 4.50% 6/10/21	242,868	242,973
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	289,332	285,398
BMC Software 1st Lien 5.00% 8/9/20	774,146	762,534
Cannery Casino Resorts Tranche B 1st Lien 6.00% 10/2/18	251,847	250,746
CITGO Pretroleum Tranche B 4.50% 7/23/21	25,400	25,411
Clubborp Tranche B 1st Lien 4.50% 7/24/20	36,200	35,944
Community Health Systems Tranche D 4.25% 1/27/21	305,066	304,554
Connolly Tranche 1st Lien 5.00% 5/9/21	227,882	227,503
Crowne Group Tranche B 1st Lien 6.00% 9/29/20	224,700	223,577
Cyanco Intermediate 5.50% 4/29/20	324,511	324,105
DaVita Healthcare Partners Tranche B 3.50% 6/19/21	156,656	155,158
Del Monte Tranche B 3.50% 2/24/20	276,729	266,583
Dell Tranche B 4.50% 3/24/20	350,000	348,070
Diamond Reports 1st Lien 5.50% 4/25/21	81,419	81,419
Doncasters Group Tranche B 1st Lien 4.50% 4/9/20	39,599	39,402
Exopack Tranche B 1st Lien 5.25% 4/24/19	314,409	316,374
FGI Operating Tranche B 5.50% 4/2/19	810,784	810,784
Fitness International Tranche B 1st Lien 5.50% 6/10/20	427,056	423,853
Grede Holdings Tranche B 1st Lien 4.75% 5/21/21	111,981	111,830
Guggenheim Partners Tranche B 4.25% 7/22/20	55,959	55,656
Harbor Freight Tools 4.75% 7/25/19	394,019	393,977
Henniges Automotive Tranche B 1st Lien 6.00% 6/11/21	147,413	149,256

LVIP Global Income Fund–6

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
HHI Holdings 1st Lien 5.00% 10/5/18	18,585	$18,578
IMG Worldwide Tranche B 5.25% 3/21/21	856,700	845,991
Interactive Data 1st Lien 4.75% 4/24/21	341,996	340,980
M/A-COM Tech Solutions Tranche B 4.50% 4/14/21	76,808	77,048
MacDermid 4.00% 6/7/20	226,892	223,603
Men’s Wearhouse Tranche B 1st Lien 4.50% 4/16/21	172,822	172,101
Milennium Labs Tranche B 1st Lien 5.25% 4/15/21	461,617	461,040
Moneygram International Tranche B 1st Lien 4.25% 3/28/20	586,203	576,862
Ocean Rig (Drillship) Tranche B 1st Lien 5.50% 7/18/21	234,200	227,759
OCI Beaumont Tranche B3 1st Lien 5.00% 8/20/19	608,298	610,579
Onsite Rental Group Tranche B 1st Lien 5.50% 7/30/21	64,800	63,990
Overseas Shipholding Tranche B - Exit
5.25% 7/8/19	135,693	135,241
5.75% 7/8/19	340,881	340,028
Oxbow Carbon & Minerals Tranche B 1st Lien 4.25% 7/19/19	138,193	138,150
Party City Tranche B 1st Lien 4.00% 7/27/19	87,645	86,315
Penney (J.C.) 1st Lien 5.00% 6/14/19	82,746	82,255
Presidio Tranche B 5.00% 3/31/17	92,568	92,684
Radio One 7.50% 3/7/16	17,419	17,713
Savers Tranche C 5.00% 10/3/19	200,048	197,548
Sears Tranche B 5.50% 6/30/18	499,474	487,456
Signode Industrial Group Tranche B 1st Lien 4.00% 3/21/21	152,144	149,767
SunGard Availability Services Capital Tranche B 1st Lien 6.00% 3/27/19	405,826	376,606
Surgery Center Holdings 1st Lien 5.25% 7/24/20	4,700	4,694
TGI Friday’s 1st Lien 5.25% 6/20/20	112,119	111,979
TIP Trailer Services Tranche C 6.50% 10/23/20	1,333,983	1,337,059
Trans Union Tranche B 1.00% 3/21/21	346,652	341,778

	Principal		Value
	Amount°		(U.S. $)

«SENIOR SECURED LOANS (continued)
TransDigm Tranche C 3.75% 2/7/20		91,161	$89,770
TransDigm Tranche D 1st Lien 3.75% 5/21/21		94,364	92,850
Travelport Finance Luxembourg Sarl Tranche B 1st Lien 6.00% 8/15/21		163,467	163,584
Tronox Pigments 4.50% 2/26/20		129,450	128,681
Truven Health Analytics Tranche B 4.50% 5/23/19		346,575	340,510
UCI International Tranche B 5.50% 7/4/17		79,259	79,408
Univar Tranche B 5.00% 6/30/17		60,399	59,858
US Renal Care 4.25% 7/3/19		890,483	881,858
Utex Industries Tranche B 5.00% 5/16/21		164,602	164,293
Wayne Fueling Systems 1st Lien 4.75% 6/19/21		230,123	228,829
WireCo WorldGroup 6.00% 2/28/17		6,003	6,045
Worldpay Tranche B 1st Lien 4.24% 11/30/19		32,052	32,310

Total Senior Secured Loans (Cost $16,654,728)			16,480,124

ΔSOVEREIGN BONDS–52.27%
Austria–0.77%
Republic of Austria 6.25% 7/15/27	EUR	5,700,000	11,321,610

			11,321,610

Brazil–1.49%
Brazil Letras do Tesouro Nacional
≠0.501% 1/1/16	BRL	7,860,000	2,783,231
≠2.267% 1/1/17	BRL	14,140,000	4,437,946
≠9.907% 1/1/15	BRL	318,000	126,446
≠11.133% 10/1/15	BRL	530,000	193,447
≠11.269% 7/1/16	BRL	160,000	53,348
≠11.307% 10/1/16	BRL	500,000	161,587
≠12.256% 1/1/18	BRL	8,530,000	2,377,954
Brazil Notas do Tesouro Nacional Series B
6.00% 5/15/15	BRL	146,500	1,537,726
6.00% 8/15/18	BRL	100,000	102,487
6.00% 8/15/22	BRL	427,000	4,329,522
6.00% 5/15/45	BRL	50,000	504,183
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/17	BRL	3,000,000	1,172,058
10.00% 1/1/21	BRL	2,800,000	1,029,963
10.00% 1/1/23	BRL	8,250,000	2,983,901

			21,793,799

LVIP Global Income Fund–7

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)

ΔSOVEREIGN BONDS (continued)
Canada–2.98%
Canada Government International Bond
3.50% 1/13/20	EUR	16,300,000	$24,095,168
Canadian Government
1.00% 11/1/14	CAD	3,240,000	2,893,071
1.00% 2/1/15	CAD	7,654,000	6,834,912
1.50% 8/1/15	CAD	1,085,000	972,862
2.00% 12/1/14	CAD	2,782,000	2,488,485
Canadian Treasury Bills
≠0.909% 12/4/14	CAD	390,000	347,702
≠0.919% 10/23/14	CAD	1,050,000	937,096
≠0.944% 11/6/14	CAD	5,610,000	5,004,991

			43,574,287

Finland–1.34%
Finnish Government
#144A 3.50% 4/15/21	EUR	4,550,000	6,838,790
#144A 4.25% 7/4/15	EUR	9,800,000	12,780,467

			19,619,257

France–0.52%
France O.A.T. 2.25% 10/25/22	EUR	5,500,000	7,679,651

			7,679,651

Germany–2.81%
Bundesobligation 0.50% 2/23/18	EUR	1,500,000	1,928,841
Bundesrepublik Deutschland
1.75% 7/4/22	EUR	4,500,000	6,192,607
4.25% 7/4/39	EUR	5,900,000	11,087,159
Deutschland Republic
3.25% 7/4/21	EUR	8,000,000	12,032,937
3.50% 7/4/19	EUR	6,700,000	9,829,473

			41,071,017

Hungary–2.39%
Hungary Government
4.00% 4/25/18	HUF	35,650,000	148,944
5.50% 2/12/16	HUF	230,900,000	988,058
5.50% 12/22/16	HUF	134,120,000	585,168
5.50% 12/20/18	HUF	44,780,000	197,306
5.50% 6/24/25	HUF	933,240,000	4,067,952
6.00% 11/24/23	HUF	289,820,000	1,308,181
6.50% 6/24/19	HUF	461,600,000	2,107,902
6.75% 2/24/17	HUF	1,145,000,000	5,106,850
6.75% 11/24/17	HUF	183,690,000	836,660
7.00% 6/24/22	HUF	370,680,000	1,766,635
7.50% 11/12/20	HUF	31,620,000	153,169
7.75% 8/24/15	HUF	56,580,000	242,175
8.00% 2/12/15	HUF	26,700,000	110,910
Hungary Government International Bonds
3.875% 2/24/20	EUR	490,000	671,713
4.125% 2/19/18		2,510,000	2,599,431
4.375% 7/4/17	EUR	470,000	639,369

	Principal		Value
	Amount°		(U.S. $)

ΔSOVEREIGN BONDS (continued)
Hungary (continued)
Hungary Government International Bonds (continued)
5.375% 2/21/23		4,640,000	$4,918,400
5.75% 6/11/18	EUR	500,000	720,415
6.00% 1/11/19	EUR	200,000	295,212
6.25% 1/29/20		4,182,000	4,668,158
6.375% 3/29/21		2,580,000	2,908,950

			35,041,558

Iceland–0.07%
#Republic of Iceland 144A
5.875% 5/11/22		950,000	1,071,767

			1,071,767

Indonesia–0.41%
Indonesia Government
8.25% 7/15/21	IDR	590,000,000	48,095
10.00% 9/15/24	IDR	25,030,000,000	2,263,942
10.00% 2/15/28	IDR	7,040,000,000	647,058
11.00% 11/15/20	IDR	233,000,000	21,579
12.80% 6/15/21	IDR	29,990,000,000	3,013,312

			5,993,986

Ireland–2.31%
Irish Government
4.50% 10/18/18	EUR	176,000	259,631
4.50% 4/18/20	EUR	2,446,000	3,725,321
5.00% 10/18/20	EUR	9,009,000	14,224,653
5.40% 3/13/25	EUR	7,191,700	12,109,662
5.90% 10/18/19	EUR	2,137,000	3,423,770

			33,743,037

Japan–3.57%
Japan Government 10 Yr Bonds
1.70% 12/20/16	JPY	700,000,000	6,612,164
1.70% 3/20/17	JPY	700,000,000	6,636,911
1.90% 6/20/16	JPY	1,350,000,000	12,696,475
Japan Government 20 Yr Bonds
1.50% 3/20/34	JPY	1,900,000,000	17,886,525
1.90% 3/22/21	JPY	370,000,000	3,733,527
Japan Government 30 Yr Bond
1.70% 9/20/44	JPY	500,000,000	4,641,905

			52,207,507

Malaysia–3.26%
Bank Negara Malaysia Monetary Notes
≠2.876% 11/6/14	MYR	1,060,000	322,140
≠2.895% 10/2/14	MYR	1,365,000	416,121
≠2.895% 10/16/14	MYR	3,010,000	916,462
≠2.90% 12/16/14	MYR	530,000	160,497
≠2.927% 11/18/14	MYR	690,000	209,472
≠2.943% 10/28/14	MYR	8,895,000	2,705,406
≠2.951% 10/9/14	MYR	420,000	127,958

LVIP Global Income Fund–8

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal		Value
	Amount°		(U.S. $)

ΔSOVEREIGN BONDS (continued)
Malaysia (continued)
Bank Negara Malaysia Monetary Notes (continued)
≠3.002% 5/19/15	MYR	9,595,000	$2,864,973
≠3.03% 12/4/14	MYR	14,650,000	4,441,143
≠3.04% 1/22/15	MYR	1,540,000	464,811
≠3.04% 3/3/15	MYR	15,740,000	4,733,479
≠3.042% 7/16/15	MYR	2,420,000	718,639
≠3.05% 8/4/15	MYR	990,000	293,246
≠3.073% 4/16/15	MYR	800,000	239,609
≠3.076% 4/28/15	MYR	1,480,000	442,782
≠3.103% 6/16/15	MYR	18,560,000	5,527,253
≠3.117% 6/3/15	MYR	1,280,000	381,657
≠3.13% 1/8/15	MYR	310,000	93,683
≠3.139% 6/30/15	MYR	3,410,000	1,014,168
≠3.167% 8/11/15	MYR	13,220,000	3,916,276
≠3.20% 8/18/15	MYR	160,000	47,368
Malaysian Government
3.172% 7/15/16	MYR	6,300,000	1,915,938
3.197% 10/15/15	MYR	4,675,000	1,422,791
3.741% 2/27/15	MYR	7,805,000	2,383,214
3.835% 8/12/15	MYR	12,305,000	3,767,176
4.72% 9/30/15	MYR	26,319,000	8,138,982

			47,665,244

Mexico–3.66%
Mexican Bonos
6.00% 6/18/15	MXN	11,371,000	866,014
6.25% 6/16/16	MXN	12,770,000	994,435
6.50% 6/10/21	MXN	91,000,000	7,101,213
7.25% 12/15/16	MXN	122,322,000	9,726,694
7.50% 6/3/27	MXN	79,700,000	6,505,659
7.75% 12/14/17	MXN	24,000,000	1,951,712
8.00% 12/17/15	MXN	48,029,000	3,775,900
8.50% 12/13/18	MXN	77,500,000	6,520,973
9.50% 12/18/14	MXN	36,690,000	2,772,852
Mexican Cetes
≠3.035% 12/24/14	MXN	211,077,000	1,561,382
≠3.093% 5/28/15	MXN	225,562,000	1,646,925
≠3.604% 4/1/15	MXN	256,070,000	1,878,813
≠3.689% 10/16/14	MXN	366,704,000	2,727,774
≠3.70% 12/11/14	MXN	466,730,000	3,456,117
Mexican Udibonos
2.50% 12/10/20	MXN	3,879,633	294,520
3.50% 12/14/17	MXN	7,101,437	572,537
4.00% 6/13/19	MXN	4,925,942	406,731
4.50% 12/18/14	MXN	2,773,238	209,994
5.00% 6/16/16	MXN	7,003,022	566,939

			53,537,184

New Zealand–2.08%
New Zealand Government Bonds
5.50% 4/15/23	NZD	10,000,000	8,566,588

	Principal		Value
	Amount°		(U.S. $)

ΔSOVEREIGN BONDS (continued)
New Zealand (continued)
New Zealand Government Bonds (continued)
6.00% 12/15/17	NZD	15,000,000	$12,449,104
6.00% 5/15/21	NZD	10,930,000	9,477,334

			30,493,026

Peru–0.01%
Peru Government Soberano
7.84% 8/12/20	PEN	427,000	168,592

			168,592

Philippines–0.25%
Philippine Government Bonds
1.625% 4/25/16	PHP	43,750,000	965,747
7.00% 1/27/16	PHP	10,500,000	248,359
9.125% 9/4/16	PHP	6,310,000	158,402
Philippine Treasury Bills
≠0.136% 11/5/14	PHP	140,000	3,110
≠0.152% 10/8/14	PHP	86,340,000	1,920,405
≠1.196% 4/8/15	PHP	5,680,000	125,217
≠1.276% 8/5/15	PHP	1,360,000	29,804
≠1.427% 7/8/15	PHP	1,800,000	39,519
≠1.492% 9/2/15	PHP	6,110,000	133,632

			3,624,195

Poland–4.78%
Poland Government
•2.69% 1/25/17	PLN	14,308,000	4,331,612
•2.69% 1/25/21	PLN	11,269,000	3,390,648
4.75% 10/25/16	PLN	41,750,000	13,308,377
5.00% 4/25/16	PLN	1,400,000	442,358
5.25% 10/25/17	PLN	19,080,000	6,297,518
5.25% 10/25/20	PLN	25,500,000	8,861,577
5.50% 10/25/19	PLN	28,450,000	9,861,452
5.75% 10/25/21	PLN	63,050,000	22,675,149
Republic of Poland
6.375% 7/15/19		680,000	800,700

			69,969,391

Portugal–0.99%
#Portugal Government International Bond 144A 5.125% 10/15/24		4,530,000	4,697,701
Portugal Obrigacoes do Tesouro OT
#144A 3.875% 2/15/30	EUR	7,500,000	9,626,716
#144A 4.95% 10/25/23	EUR	38,200	55,555
#144A 5.65% 2/15/24	EUR	94,800	144,061

			14,524,033

Republic of Korea–4.55%
Korea Monetary Stabilization Bonds
2.47% 4/2/15	KRW	4,924,870,000	4,675,389
2.74% 2/2/15	KRW	2,121,250,000	2,014,634
2.76% 6/2/15	KRW	16,570,000,000	15,767,330

LVIP Global Income Fund–9

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Republic of Korea (continued)
Korea Monetary Stabilization Bonds (continued)
2.79% 6/2/16	KRW	1,445,500,000	$1,382,949
2.80% 8/2/15	KRW	9,507,160,000	9,058,869
2.80% 4/2/16	KRW	1,042,000,000	996,412
2.81% 10/2/15	KRW	142,000,000	135,455
2.84% 12/2/14	KRW	2,725,460,000	2,586,385
2.90% 12/2/15	KRW	13,179,200,000	12,595,090
Korea Treasury Bonds
2.75% 12/10/15	KRW	6,928,300,000	6,608,867
2.75% 6/10/16	KRW	4,452,000,000	4,256,120
3.00% 12/10/16	KRW	4,809,700,000	4,630,333
3.25% 6/10/15	KRW	849,700,000	811,231
4.00% 9/10/15	KRW	661,400,000	637,365
4.00% 3/10/16	KRW	253,600,000	246,410
4.50% 3/10/15	KRW	126,800,000	121,401

			66,524,240

Republic of Lithuania–0.26%
Lithuania Government International Bonds
#144A 6.125% 3/9/21		1,640,000	1,900,350
#144A 6.75% 1/15/15		660,000	672,454
#144A 7.375% 2/11/20		1,060,000	1,282,600

			3,855,404

Republic of Vietnam–0.06%
#Republic of Vietnam 144A 6.75% 1/29/20		760,000	863,550

			863,550

Russia–0.14%
Russian-Eurobond
#144A 7.50% 3/31/30		1,526,150	1,713,454
7.50% 3/31/30		252,175	283,124

			1,996,578

Serbia–0.26%
Republic of Serbia
#144A 4.875% 2/25/20		1,370,000	1,368,288
#144A 5.25% 11/21/17		880,000	908,600
#144A 7.25% 9/28/21		1,390,000	1,555,938

			3,832,826

Singapore–1.47%
Monetary Authority of Singapore
≠0.291% 10/31/14	SGD	18,239,000	14,294,349
≠0.30% 11/14/14	SGD	3,456,000	2,708,245
≠0.32% 11/25/14	SGD	2,020,000	1,582,803
≠0.361% 12/19/14	SGD	1,450,000	1,135,934
Singapore Government Bond 1.125% 4/1/16	SGD	2,310,000	1,827,594

			21,548,925

	Principal Amount°		Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Slovenia–0.57%
Slovenia Government International Bonds
#144A 5.50% 10/26/22		4,340,000	$4,730,600
#144A 5.85% 5/10/23		3,285,000	3,670,988

			8,401,588

Sweden–5.15%
Sweden Government
3.50% 6/1/22	SEK	169,700,000	27,557,078
3.50% 3/30/39	SEK	10,000,000	1,756,687
4.50% 8/12/15	SEK	134,040,000	19,267,036
5.00% 12/1/20	SEK	138,070,000	23,814,009
Sweden Treasury Bills
≠0.12% 10/15/14	SEK	1,520,000	210,627
≠0.12% 3/18/15	SEK	1,340,000	185,586
≠0.133% 12/17/14	SEK	8,480,000	1,174,827
≠0.134% 11/19/14	SEK	10,450,000	1,447,852

			75,413,702

Ukraine–1.28%
Financing of Infrastrucural Projects State Enterprise
#144A 7.40% 4/20/18		200,000	160,040
#144A 8.375% 11/3/17		100,000	82,020
Ukraine Government
#144A 4.95% 10/13/15	EUR	100,000	113,388
#144A 6.25% 6/17/16		1,090,000	944,431
#144A 6.58% 11/21/16		1,028,000	880,431
#144A 6.75% 11/14/17		1,790,000	1,533,045
#144A 7.50% 4/17/23		3,000,000	2,531,850
#144A 7.75% 9/23/20		3,443,000	2,965,972
#144A 7.80% 11/28/22		2,960,000	2,553,592
#144A 7.95% 2/23/21		3,670,000	3,142,438
#144A 9.25% 7/24/17		4,290,000	3,791,288

			18,698,495

United Kingdom–4.84%
United Kingdom Gilt
4.00% 9/7/16	GBP	5,500,000	9,458,226
4.25% 12/7/27	GBP	13,830,000	26,465,961
4.50% 9/7/34	GBP	10,000,000	20,080,630
4.75% 3/7/20	GBP	4,000,000	7,459,770
5.00% 3/7/25	GBP	3,700,000	7,420,032

			70,884,619

Total Sovereign Bonds (Cost $763,119,807)			765,119,068

SUPRANATIONAL BANKS–1.75%
Asian Development Bank 2.35% 6/21/27	JPY	370,000,000	4,041,845

LVIP Global Income Fund–10

LVIP Global Income Fund

Schedule of Investments (continued)

	Principal Amount°		Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Investment Bank 1.40% 6/20/17	JPY	650,000,000	$6,156,279
International Bank for Reconstruction & Development 3.50% 11/12/14	SEK	111,000,000	15,433,955

Total Supranational Banks (Cost $27,664,393)			25,632,079

U.S. TREASURY OBLIGATIONS–22.19%
U.S. Treasury Bonds
3.125% 8/15/44		4,000,000	3,936,564
3.625% 8/15/43		9,300,000	10,054,174
U.S. Treasury Notes
0.375% 3/15/15		13,000,000	13,020,059
0.625% 8/15/16		38,000,000	38,058,634
0.625% 5/31/17		31,000,000	30,734,795
0.625% 4/30/18		30,000,000	29,212,500
0.875% 12/31/16		27,500,000	27,576,258
1.00% 8/31/19		30,000,000	28,873,830
1.125% 4/30/20		33,500,000	32,050,087
1.25% 9/30/15		5,000,000	5,055,275
1.625% 6/30/19		15,000,000	14,922,075
1.625% 8/15/22		37,000,000	35,139,899
1.75% 5/15/22		30,000,000	28,848,060
2.50% 5/15/24		10,680,000	10,687,925
4.25% 8/15/15		10,000,000	10,360,940
4.50% 11/15/15		6,000,000	6,290,274

Total U.S. Treasury Obligations (Cost $320,796,219)			324,821,349

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–8.36%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	122,377,509	$122,377,509

Total Money Market Fund (Cost $122,377,509)		122,377,509

	Principal Amount°

SHORT-TERM INVESTMENTS–0.34%
≠Discount Note–0.02%
Federal Farm Credit 0.011% 10/1/14	200,000	200,000

		200,000

≠U.S. Treasury Obligations–0.32%
U.S. Treasury Bill 0.38% 10/2/14	4,725,000	4,725,000

		4,725,000

Total Short-Term Investments (Cost $4,924,995)		4,925,000

TOTAL VALUE OF SECURITIES–97.08% (Cost $1,418,170,101)	1,421,023,516
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–2.92%	42,753,318

NET ASSETS APPLICABLE TO 126,053,054 SHARES OUTSTANDING–100.00%	$1,463,776,834

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $103,450,941, which represents 7.07% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2014. Interest rates reset periodically.

«	Includes $129,750 cash pledged as collateral for futures contracts as of September 30, 2014.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LVIP Global Income Fund–11

LVIP Global Income Fund

Schedule of Investments (continued)

The following foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	EUR	(251,705)	USD	344,156	2/27/15	$ 25,858
BCLY	CLP	64,000,000	USD	(110,098)	2/10/15	(4,322)
BCLY	CLP	173,000,000	USD	(304,417)	6/4/15	(17,996)
BCLY	EUR	(7,075,000)	USD	9,675,063	10/21/14	737,353
BCLY	EUR	(617,237)	USD	853,459	10/27/14	73,685
BCLY	EUR	(174,440)	USD	235,913	11/5/14	15,523
BCLY	EUR	(268,000)	USD	365,284	1/21/15	26,484
BCLY	EUR	(34,000)	USD	46,255	2/10/15	3,266
BCLY	EUR	(108,000)	USD	146,848	2/11/15	10,292
BCLY	EUR	(627,000)	USD	861,542	2/20/15	68,703
BCLY	EUR	(725,415)	USD	996,252	2/26/15	78,923
BCLY	EUR	(992,741)	USD	1,363,892	3/9/15	108,397
BCLY	EUR	(233,016)	USD	324,941	3/17/15	30,232
BCLY	EUR	(145,209)	USD	202,204	3/23/15	18,540
BCLY	EUR	(590,000)	USD	814,790	3/27/15	68,520
BCLY	EUR	(396,801)	USD	546,970	4/2/15	45,030
BCLY	EUR	(390,401)	USD	538,786	4/22/15	44,780
BCLY	EUR	(273,608)	USD	379,347	4/30/15	33,083
BCLY	EUR	(1,018,187)	USD	1,411,065	5/5/15	122,396
BCLY	EUR	(60,000)	USD	83,267	5/7/15	7,326
BCLY	EUR	(878,515)	USD	1,205,955	5/18/15	93,826
BCLY	EUR	(7,441,690)	USD	10,203,487	5/22/15	782,293
BCLY	EUR	(343,382)	USD	467,518	5/29/15	32,746
BCLY	EUR	(942,383)	USD	1,283,479	6/5/15	90,147
BCLY	EUR	(405,004)	USD	550,978	6/22/15	37,982
BCLY	EUR	(1,130,000)	USD	1,538,552	6/30/15	107,057
BCLY	EUR	(228,000)	USD	311,416	7/16/15	22,508
BCLY	EUR	(357,000)	USD	483,996	7/20/15	31,597
BCLY	EUR	(767,000)	USD	1,034,629	7/28/15	62,541
BCLY	EUR	(59,984)	USD	80,757	7/29/15	4,732
BCLY	EUR	(97,592)	USD	130,904	8/4/15	7,202
BCLY	EUR	(1,015,000)	USD	1,364,439	8/5/15	77,870
BCLY	EUR	(705,000)	USD	946,121	8/18/15	52,303
BCLY	EUR	(251,004)	USD	333,992	8/26/15	15,721
BCLY	EUR	(63,718)	USD	82,921	9/8/15	2,110
BCLY	EUR	(153,728)	USD	198,214	9/14/15	3,227
BCLY	EUR	(590,000)	USD	753,315	9/19/15	4,906
BCLY	JPY	(108,530,000)	USD	1,112,900	10/22/14	123,089
BCLY	JPY	(81,840,000)	USD	799,024	2/25/15	51,564
BCLY	JPY	(190,420,000)	USD	1,861,989	2/26/15	122,831
BCLY	JPY	(288,085,900)	USD	2,817,232	3/9/15	185,790
BCLY	JPY	(192,553,560)	USD	1,885,646	3/25/15	126,550
BCLY	JPY	(122,220,000)	USD	1,202,858	4/17/15	85,885
BCLY	JPY	(275,090,000)	USD	2,694,121	6/10/15	177,655
BCLY	JPY	(79,441,000)	USD	784,002	6/30/15	57,035
BCLY	JPY	(49,760,000)	USD	490,476	7/29/15	34,886
BCLY	JPY	(13,360,000)	USD	131,092	8/11/15	8,743
BCLY	JPY	(11,394,000)	USD	110,741	8/24/15	6,372
BCLY	JPY	(34,125,000)	USD	330,457	8/26/15	17,862
BCLY	JPY	(24,430,094)	USD	229,145	9/7/15	5,310
BCLY	SGD	135,752	USD	(108,393)	2/12/15	(1,979)

LVIP Global Income Fund–12

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BCLY	SGD	394,000	USD	(315,718)	2/17/15	$ (6,865)
BNYM	EUR	(52,338,500)	USD	70,320,563	10/31/14	4,197,821
BNYM	GBP	(24,101,000)	USD	40,780,956	10/31/14	1,721,804
BNYM	JPY	(1,996,481,500)	USD	19,497,360	10/31/14	1,287,934
BNYM	MXN	(137,546,000)	USD	10,498,247	10/31/14	277,012
BNYM	NZD	(13,008,000)	USD	10,976,734	10/31/14	855,351
BNYM	NZD	(26,254,500)	ZAR	237,962,428	10/31/14	543,770
BNYM	PLN	(94,620,000)	USD	30,346,138	10/31/14	1,820,360
BNYM	SEK	(203,458,000)	USD	29,703,350	10/31/14	1,512,018
CITI	CLP	3,711,140,500	USD	(7,132,693)	10/20/14	(939,373)
CITI	CLP	509,600,000	USD	(937,799)	11/17/14	(89,376)
CITI	EUR	(4,177,000)	USD	5,625,270	11/7/14	347,917
CITI	EUR	(126,500)	USD	172,948	1/29/15	13,018
CITI	EUR	(45,000)	USD	61,194	2/10/15	4,297
CITI	EUR	(2,897,361)	USD	4,010,020	3/10/15	345,770
CITI	EUR	(162,300)	USD	226,457	3/17/15	21,187
CITI	EUR	(625,871)	USD	862,262	5/13/15	70,025
CITI	EUR	(1,630,646)	USD	2,229,297	5/26/15	164,761
CITI	EUR	(213,050)	USD	287,390	7/28/15	17,372
CITI	EUR	(146,969)	USD	196,547	8/10/15	10,241
CITI	EUR	(319,130)	USD	411,582	9/18/15	6,775
CITI	INR	23,681,000	USD	(384,251)	11/7/14	(5,203)
CITI	INR	23,912,000	USD	(380,440)	2/9/15	(5,361)
CITI	JPY	(105,000,000)	USD	1,077,255	10/22/14	119,638
CITI	JPY	(5,392,769)	USD	54,855	11/10/14	5,665
CITI	JPY	(675,068,400)	USD	6,831,142	11/12/14	673,535
CITI	JPY	(12,889,000)	USD	130,166	11/17/14	12,595
CITI	JPY	(37,115,000)	USD	371,529	11/19/14	32,971
CITI	JPY	(41,691,000)	USD	418,332	11/20/14	38,030
CITI	JPY	(15,350,000)	USD	146,764	1/13/15	6,626
CITI	JPY	(18,282,000)	USD	180,069	2/10/15	13,119
CITI	JPY	(326,760,000)	USD	3,206,044	2/13/15	222,024
CITI	JPY	(163,190,000)	USD	1,599,275	2/17/15	108,943
CITI	JPY	(24,520,467)	USD	239,640	3/17/15	15,648
CITI	JPY	(294,831,000)	USD	2,904,338	3/19/15	211,029
CITI	JPY	(25,100,000)	USD	247,959	4/15/15	18,577
CITI	JPY	(18,283,000)	USD	180,534	5/12/15	13,370
CITI	JPY	(18,273,000)	USD	179,766	5/14/15	12,688
CITI	JPY	(230,500,000)	USD	2,256,883	6/9/15	148,354
CITI	JPY	(430,080,000)	USD	4,205,668	6/10/15	271,385
CITI	JPY	(11,693,000)	USD	114,939	6/17/15	7,961
CITI	JPY	(296,974,000)	USD	2,938,533	7/24/15	219,754
CITI	JPY	(336,389,300)	USD	3,287,460	8/5/15	207,180
CITI	JPY	(36,124,000)	USD	354,591	8/11/15	23,773
CITI	MXN	101,273,256	USD	(7,694,811)	10/22/14	(164,081)
CITI	MXN	15,210,900	USD	(1,146,176)	12/16/14	(19,265)
CITI	MXN	7,292,440	USD	(547,768)	12/18/14	(7,574)
CITI	MXN	17,494,385	USD	(1,303,605)	1/12/15	(9,914)
CITI	MXN	4,909,400	USD	(370,018)	3/13/15	(8,496)
CITI	MXN	4,142,500	USD	(303,447)	3/17/15	1,517
CITI	MXN	12,100,000	USD	(885,150)	3/24/15	5,194
CITI	MXN	12,528,770	USD	(940,754)	6/8/15	(23,851)
CITI	MXN	12,515,000	USD	(943,638)	6/9/15	(27,808)
CITI	MXN	25,449,630	USD	(1,903,203)	6/12/15	(41,234)
CITI	MXN	10,937,500	USD	(818,859)	6/15/15	(18,811)

LVIP Global Income Fund–13

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CITI	MXN	9,844,000	USD	(735,285)	6/22/15	$(15,583)
CITI	MXN	16,923,055	USD	(1,271,168)	7/10/15	(35,496)
CITI	SGD	1,904,082	USD	(1,524,790)	5/18/15	(32,058)
DB	CLP	45,700,000	USD	(80,302)	11/28/14	(4,286)
DB	CLP	45,700,000	USD	(80,161)	12/1/14	(4,165)
DB	CLP	24,670,000	USD	(44,781)	12/4/14	(3,767)
DB	CLP	46,970,000	USD	(84,753)	12/9/14	(6,700)
DB	CLP	35,450,000	USD	(64,601)	1/7/15	(5,841)
DB	CLP	49,800,000	USD	(90,570)	1/12/15	(8,059)
DB	CLP	35,800,000	USD	(61,884)	2/9/15	(2,711)
DB	CLP	55,740,000	USD	(97,007)	2/17/15	(4,937)
DB	CLP	63,300,000	USD	(108,325)	2/18/15	(3,778)
DB	CLP	54,420,000	USD	(94,742)	2/26/15	(4,922)
DB	CLP	10,100,000	USD	(17,432)	3/3/15	(769)
DB	CLP	595,612,500	USD	(1,015,970)	5/12/15	(31,811)
DB	CLP	376,500,000	USD	(650,877)	6/19/15	(26,737)
DB	CLP	60,541,000	USD	(106,249)	7/10/15	(5,707)
DB	CLP	64,100,000	USD	(108,314)	8/12/15	(1,557)
DB	CLP	10,100,000	USD	(16,678)	8/24/15	161
DB	CLP	36,980,000	USD	(61,705)	8/27/15	(36)
DB	EUR	(1,345,281)	HUF	429,279,300	3/19/15	37,514
DB	EUR	(496,417)	PLN	2,120,000	1/9/15	9,743
DB	EUR	(233,389)	PLN	989,851	2/27/15	1,855
DB	EUR	(318,667)	PLN	1,358,000	3/3/15	4,399
DB	EUR	(11,793,697)	PLN	49,897,952	6/23/15	(18,485)
DB	EUR	(355,343)	PLN	1,518,347	8/14/15	2,893
DB	EUR	(62,412)	PLN	266,000	8/19/15	288
DB	EUR	(970,692)	PLN	4,140,000	8/24/15	5,083
DB	EUR	(1,320,000)	USD	1,806,156	10/21/14	138,626
DB	EUR	(193,000)	USD	266,531	10/24/14	22,713
DB	EUR	(775,000)	USD	1,069,461	10/29/14	90,365
DB	EUR	(416,044)	USD	574,561	10/31/14	48,945
DB	EUR	(24,586)	USD	33,832	11/3/14	2,770
DB	EUR	(187,000)	USD	252,889	11/5/14	16,630
DB	EUR	(143,000)	USD	193,601	11/10/14	12,926
DB	EUR	(81,717)	USD	109,846	11/17/14	6,594
DB	EUR	(22,847)	USD	30,773	11/19/14	1,904
DB	EUR	(388,000)	USD	525,100	11/20/14	34,842
DB	EUR	(564,000)	USD	764,220	11/28/14	51,536
DB	EUR	(400,000)	USD	541,864	12/4/14	36,390
DB	EUR	(2,121,000)	USD	2,943,990	12/12/14	263,543
DB	EUR	(590,000)	USD	812,513	12/15/14	66,873
DB	EUR	(5,337,821)	USD	7,338,436	12/17/14	592,409
DB	EUR	(1,267,675)	USD	1,729,020	1/7/15	126,637
DB	EUR	(3,336,424)	USD	4,530,318	1/9/15	312,897
DB	EUR	(4,400,000)	USD	6,048,240	2/23/15	484,319
DB	EUR	(8,528,000)	USD	11,694,343	2/25/15	910,272
DB	EUR	(2,839,932)	USD	3,868,566	3/9/15	276,975
DB	EUR	(269,000)	USD	370,453	3/26/15	30,208
DB	EUR	(77,628)	USD	106,855	3/31/15	8,661
DB	EUR	(873,178)	USD	1,204,772	4/7/15	100,139
DB	EUR	(780,573)	USD	1,077,401	4/13/15	89,824
DB	EUR	(2,601,041)	USD	3,503,285	5/7/15	211,169
DB	EUR	(683,600)	USD	934,003	6/10/15	68,295
DB	EUR	(6,318,000)	USD	8,563,228	6/15/15	561,488

LVIP Global Income Fund–14

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
DB	EUR	(865,000)	USD	1,180,466	7/16/15	$84,388
DB	EUR	(1,460,000)	USD	1,985,235	7/17/15	135,178
DB	EUR	(196,000)	USD	265,756	7/22/15	17,372
DB	EUR	(268,385)	USD	363,576	7/23/15	23,455
DB	EUR	(1,010,900)	USD	1,363,259	7/27/15	82,076
DB	EUR	(9,978)	USD	13,442	7/29/15	796
DB	EUR	(396,000)	USD	531,165	8/20/15	29,089
DB	EUR	(476,300)	USD	628,344	8/24/15	24,420
DB	EUR	(99,312)	USD	131,352	8/31/15	5,415
DB	EUR	(51,000)	USD	67,395	9/2/15	2,720
DB	EUR	(6,010,000)	USD	7,761,615	9/13/15	138,737
DB	EUR	(1,956,000)	USD	2,518,995	9/18/15	37,869
DB	GBP	(658,064)	USD	1,076,528	1/9/15	10,741
DB	INR	28,797,100	USD	(473,442)	10/30/14	(11,691)
DB	INR	124,548,500	USD	(2,033,496)	10/31/14	(36,846)
DB	INR	2,680,000	USD	(43,934)	11/3/14	(999)
DB	INR	71,318,400	USD	(1,157,935)	11/21/14	(19,891)
DB	INR	34,425,000	USD	(558,854)	11/26/14	(10,128)
DB	INR	34,425,000	USD	(561,702)	11/28/14	(13,216)
DB	JPY	(338,543,000)	USD	3,407,648	11/14/14	319,604
DB	JPY	(29,985,000)	USD	299,970	11/19/14	26,451
DB	JPY	(28,991,000)	USD	278,385	1/7/15	13,728
DB	JPY	(446,708,000)	USD	4,294,139	1/9/15	216,091
DB	JPY	(209,750,000)	USD	2,029,178	1/16/15	114,219
DB	JPY	(41,390,576)	USD	405,393	1/28/15	27,465
DB	JPY	(54,738,000)	USD	537,016	2/27/15	37,074
DB	JPY	(270,200,000)	USD	2,654,224	3/9/15	186,156
DB	JPY	(129,367,000)	USD	1,266,863	3/24/15	85,027
DB	JPY	(97,000,000)	USD	949,677	6/11/15	62,325
DB	JPY	(13,360,000)	USD	131,644	8/12/15	9,293
DB	JPY	(25,363,000)	USD	248,685	8/18/15	16,385
DB	JPY	(11,260,000)	USD	108,889	8/25/15	5,746
DB	JPY	(23,347,000)	USD	225,378	8/27/15	11,508
DB	KRW	1,022,000,000	USD	(987,058)	6/29/15	(27,164)
DB	MXN	75,560,000	USD	(5,580,502)	10/14/14	41,522
DB	MXN	17,699,475	USD	(1,334,852)	12/16/14	(23,573)
DB	MYR	370,000	USD	(114,889)	10/24/14	(2,280)
DB	MYR	436,240	USD	(133,869)	11/19/14	(1,316)
DB	MYR	294,200	USD	(87,682)	1/8/15	1,406
DB	MYR	173,500	USD	(51,514)	3/26/15	770
DB	MYR	818,260	USD	(250,156)	7/3/15	(5,055)
DB	MYR	2,161,515	USD	(658,818)	9/6/15	(13,906)
DB	MYR	239,500	USD	(72,265)	9/18/15	(859)
DB	PHP	89,702,340	USD	(2,032,868)	6/26/15	(53,229)
DB	PLN	4,423,066	USD	(1,402,367)	7/31/15	(81,150)
DB	SEK	3,914,400	USD	(600,492)	2/9/15	(58,193)
DB	SGD	249,500	USD	(198,681)	11/28/14	(3,112)
DB	SGD	788,000	USD	(630,799)	12/23/14	(13,099)
DB	SGD	963,000	USD	(767,943)	2/12/15	(13,056)
DB	SGD	296,000	USD	(237,023)	2/23/15	(4,991)
DB	SGD	1,299,000	USD	(1,037,872)	2/27/15	(19,598)
DB	SGD	627,900	USD	(500,877)	3/9/15	(8,673)
DB	SGD	1,027,900	USD	(822,748)	5/19/15	(16,909)
DB	SGD	249,500	USD	(198,765)	5/29/15	(3,162)
DB	SGD	484,000	USD	(388,817)	8/7/15	(9,320)

LVIP Global Income Fund–15

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
GSC	EUR	(275,000)	USD	373,601	10/9/14	$ 26,227
GSC	EUR	(1,929,000)	USD	2,661,634	10/29/14	224,633
GSC	EUR	(97,000)	USD	135,193	2/9/15	12,548
GSC	EUR	(115,000)	USD	158,257	2/23/15	12,837
GSC	EUR	(390,000)	USD	497,114	3/31/15	3,792
GSC	EUR	(388,556)	USD	539,370	5/7/15	47,578
GSC	EUR	(210,000)	USD	289,368	5/13/15	23,547
GSC	EUR	(456,438)	USD	628,716	5/14/15	50,940
GSC	EUR	(305,000)	USD	418,707	5/21/15	32,583
GSC	EUR	(311,000)	USD	423,173	6/1/15	29,382
GSC	EUR	(970,000)	USD	1,308,676	7/27/15	79,327
GSC	EUR	(203,000)	USD	272,576	8/12/15	15,233
GSC	JPY	(43,530,000)	USD	421,088	1/27/15	23,630
GSC	JPY	(52,074,000)	USD	510,019	2/12/15	34,476
GSC	JPY	(169,827,630)	USD	1,672,998	2/18/15	122,034
GSC	JPY	(24,447,000)	USD	240,833	5/13/15	17,308
GSC	JPY	(170,648,500)	USD	1,681,299	6/1/15	120,491
HSBC	EUR	(94,000)	USD	129,227	3/9/15	10,348
HSBC	EUR	(461,000)	USD	635,569	4/10/15	52,343
HSBC	EUR	(799,545)	USD	1,110,256	4/16/15	98,626
HSBC	EUR	(3,710,250)	USD	4,832,007	6/8/15	133,517
HSBC	EUR	(1,775,000)	USD	2,382,094	8/4/15	132,219
HSBC	EUR	(520,000)	USD	662,602	9/20/15	2,976
HSBC	INR	18,962,000	USD	(311,850)	10/30/14	(7,802)
HSBC	INR	19,170,000	USD	(313,871)	10/31/14	(6,555)
HSBC	INR	25,151,000	USD	(411,098)	11/3/14	(8,167)
HSBC	INR	22,400,000	USD	(361,944)	11/7/14	(3,401)
HSBC	INR	102,017,000	USD	(1,630,902)	11/12/14	228
HSBC	JPY	(19,870,000)	USD	201,521	11/12/14	20,278
HSBC	JPY	(7,824,000)	USD	78,467	11/20/14	7,097
HSBC	JPY	(50,970,000)	USD	490,096	1/15/15	24,759
HSBC	JPY	(53,562,442)	USD	523,398	1/28/15	34,332
HSBC	JPY	(246,670,000)	USD	2,420,172	2/12/15	167,567
HSBC	JPY	(36,590,000)	USD	358,648	2/24/15	24,468
HSBC	JPY	(53,500,000)	USD	524,253	3/4/15	35,595
HSBC	JPY	(345,200,000)	USD	3,379,576	6/9/15	221,814
HSBC	JPY	(292,980,000)	USD	2,870,397	6/10/15	190,277
HSBC	JPY	(51,004,000)	USD	499,061	8/20/15	31,898
HSBC	JPY	(22,597,000)	USD	218,645	8/25/15	11,654
HSBC	JPY	(39,672,000)	USD	383,001	8/27/15	19,587
HSBC	KRW	3,842,766,000	USD	(3,690,000)	7/21/15	(82,661)
HSBC	KRW	1,025,000,000	USD	(974,705)	9/16/15	(13,816)
HSBC	MXN	29,567,420	USD	(2,232,852)	3/10/15	(55,087)
HSBC	MXN	40,878,200	USD	(3,040,967)	9/4/15	(68,013)
HSBC	MYR	517,000	USD	(161,200)	10/22/14	(3,829)
HSBC	MYR	261,000	USD	(80,160)	11/20/14	(858)
HSBC	MYR	2,768,508	USD	(819,279)	2/18/15	16,907
HSBC	MYR	3,290,000	USD	(979,167)	2/23/15	14,216
HSBC	MYR	6,530,157	USD	(1,967,567)	3/11/15	2,166
HSBC	MYR	165,000	USD	(48,970)	3/26/15	753
HSBC	MYR	1,750,000	USD	(521,175)	3/31/15	6,028
HSBC	MYR	1,070,000	USD	(321,273)	4/10/15	877
HSBC	MYR	4,660,000	USD	(1,411,180)	6/22/15	(14,397)
HSBC	MYR	7,260,481	USD	(2,221,418)	8/6/15	(51,104)
HSBC	MYR	610,000	USD	(186,254)	8/11/15	(3,967)

LVIP Global Income Fund–16

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
HSBC	MYR	249,000	USD	(75,134)	9/18/15	$ (896)
HSBC	SGD	630,000	USD	(502,793)	12/22/14	(8,948)
HSBC	SGD	484,000	USD	(388,443)	2/9/15	(9,040)
HSBC	SGD	296,000	USD	(236,936)	2/17/15	(4,905)
HSBC	SGD	296,000	USD	(234,177)	2/18/15	(2,146)
HSBC	SGD	834,400	USD	(660,482)	3/16/15	(6,404)
HSBC	SGD	1,245,000	USD	(996,478)	5/19/15	(20,441)
HSBC	SGD	837,000	USD	(663,233)	9/8/15	(6,912)
JPMC	CLP	30,540,000	USD	(52,339)	2/20/15	(1,907)
JPMC	CLP	103,600,000	USD	(181,500)	2/24/15	(10,479)
JPMC	CLP	3,644,767,200	USD	(6,286,790)	3/12/15	(278,288)
JPMC	CLP	61,600,000	USD	(104,495)	3/20/15	(3,015)
JPMC	CLP	600,075,000	USD	(1,024,019)	5/11/15	(32,571)
JPMC	CLP	30,560,000	USD	(51,513)	8/20/15	(581)
JPMC	CLP	66,100,000	USD	(110,314)	8/28/15	(74)
JPMC	EUR	(403,250)	HUF	128,656,760	3/19/15	11,163
JPMC	EUR	(1,350,244)	HUF	429,337,000	3/20/15	31,422
JPMC	EUR	(671,551)	HUF	211,290,000	9/13/15	6
JPMC	EUR	(537,007)	HUF	169,141,000	9/15/15	681
JPMC	EUR	(170,000)	USD	231,840	10/7/14	17,103
JPMC	EUR	(270,000)	USD	365,427	10/14/14	24,358
JPMC	EUR	(110,916)	USD	147,900	11/12/14	7,760
JPMC	EUR	(81,085)	USD	109,755	11/20/14	7,300
JPMC	EUR	(395,000)	USD	544,837	12/15/14	45,638
JPMC	EUR	(214,000)	USD	293,483	2/19/15	22,883
JPMC	EUR	(51,000)	USD	70,677	3/16/15	6,175
JPMC	EUR	(566,000)	USD	784,504	4/14/15	68,392
JPMC	EUR	(108,077)	USD	149,519	4/22/15	12,760
JPMC	EUR	(292,994)	USD	400,529	5/26/15	29,573
JPMC	EUR	(1,774,000)	USD	2,385,072	7/31/15	136,612
JPMC	EUR	(784,000)	USD	1,052,030	8/20/15	58,022
JPMC	EUR	(324,000)	USD	432,589	8/21/15	21,793
JPMC	EUR	(3,750,000)	USD	4,879,125	8/25/15	124,233
JPMC	INR	998,000	USD	(16,345)	10/22/14	(313)
JPMC	INR	5,400,000	USD	(88,641)	11/7/14	(2,206)
JPMC	JPY	(176,475,000)	USD	1,698,002	10/17/14	88,580
JPMC	JPY	(333,310,000)	USD	3,395,579	10/20/14	355,782
JPMC	JPY	(274,457,000)	USD	2,775,377	11/13/14	271,913
JPMC	JPY	(26,934,000)	USD	270,068	11/20/14	24,378
JPMC	JPY	(176,475,000)	USD	1,699,833	1/20/15	88,605
JPMC	JPY	(246,545,000)	USD	2,421,785	2/12/15	170,322
JPMC	JPY	(163,630,000)	USD	1,601,954	2/13/15	107,661
JPMC	JPY	(174,740,000)	USD	1,720,847	2/18/15	125,020
JPMC	JPY	(36,600,000)	USD	357,209	2/25/15	22,934
JPMC	JPY	(113,300,000)	USD	1,112,668	3/3/15	77,819
JPMC	JPY	(73,430,000)	USD	720,163	4/21/15	49,036
JPMC	JPY	(87,540,000)	USD	858,719	4/22/15	58,617
JPMC	JPY	(271,440,000)	USD	2,656,957	6/11/15	173,836
JPMC	JPY	(114,500,000)	USD	1,125,633	6/17/15	78,081
JPMC	JPY	(458,000,000)	USD	4,529,496	7/24/15	336,535
JPMC	JPY	(159,300,000)	USD	1,576,291	7/27/15	117,832
JPMC	JPY	(124,260,500)	USD	1,218,240	8/19/15	80,118
JPMC	JPY	(34,396,000)	USD	336,717	8/20/15	21,673
JPMC	JPY	(22,716,000)	USD	219,820	8/26/15	11,735
JPMC	JPY	(27,309,000)	USD	263,974	8/27/15	13,810

LVIP Global Income Fund–17

LVIP Global Income Fund

Schedule of Investments (continued)

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts (continued)

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
JPMC	JPY	(11,285,000)	USD	109,100	8/31/15	$ 5,716
JPMC	JPY	(24,468,902)	USD	225,231	9/19/15	993
JPMC	JPY	(5,819,000)	USD	53,610	9/20/15	283
JPMC	MYR	9,226,676	USD	(2,880,366)	10/27/14	(72,863)
JPMC	MYR	5,551,000	USD	(1,665,417)	4/2/15	6,666
JPMC	PHP	2,270,000	USD	(51,645)	12/29/14	(1,269)
JPMC	PHP	31,700,000	USD	(719,506)	6/25/15	(19,899)
JPMC	PHP	22,400,000	USD	(508,987)	6/29/15	(14,684)
JPMC	PHP	15,630,000	USD	(347,874)	9/15/15	(3,731)
JPMC	SGD	518,000	USD	(413,672)	12/19/14	(7,624)
JPMC	SGD	2,444,854	USD	(1,970,862)	1/26/15	(54,361)
JPMC	SGD	448,398	USD	(358,833)	5/19/15	(7,304)
JPMC	SGD	1,678,253	USD	(1,341,422)	5/20/15	(25,726)
MSC	CLP	509,384,400	USD	(938,525)	11/14/14	(90,251)
MSC	CLP	126,200,000	USD	(228,810)	1/12/15	(19,715)
MSC	CLP	149,750,000	USD	(260,163)	2/12/15	(12,706)
MSC	CLP	73,630,000	USD	(128,904)	2/23/15	(7,347)
MSC	CLP	81,300,000	USD	(141,798)	2/25/15	(7,601)
MSC	CLP	64,400,000	USD	(109,916)	5/27/15	(3,514)
MSC	CLP	42,500,000	USD	(74,463)	6/5/15	(4,094)
MSC	CLP	113,510,000	USD	(195,306)	7/28/15	(6,503)
MSC	CLP	56,740,000	USD	(95,610)	8/18/15	(1,063)
MSC	EUR	(311,153)	PLN	1,328,000	5/27/15	3,424
MSC	EUR	(196,000)	USD	263,774	11/17/14	16,123
MSC	EUR	(267,000)	USD	369,788	3/1/15	32,117
MSC	EUR	(788,000)	USD	1,075,904	7/16/15	77,396
MSC	EUR	(1,139,000)	USD	1,541,910	7/22/15	98,494
MSC	EUR	(196,000)	USD	263,135	8/17/15	14,645
MSC	JPY	(9,000,000)	USD	90,576	11/14/14	8,482
MSC	JPY	(256,633,500)	USD	2,507,448	12/15/14	165,541
MSC	JPY	(48,880,000)	USD	484,104	3/19/15	37,581
MSC	JPY	(328,879,680)	USD	3,235,031	4/16/15	229,440
MSC	JPY	(12,000,000)	USD	117,279	8/7/15	7,393
SCB	EUR	(107,800)	USD	147,269	12/9/14	11,038
SCB	EUR	(3,328,000)	USD	4,522,785	1/13/15	315,873
SCB	EUR	(230,000)	USD	317,913	4/13/15	26,918
SCB	EUR	(3,415,000)	USD	4,697,589	5/13/15	374,828
SCB	JPY	(5,370,800)	USD	54,186	11/17/14	5,195
SCB	JPY	(46,050,000)	USD	440,754	1/14/15	20,339
SCB	JPY	(63,360,000)	USD	613,226	1/16/15	34,767
SCB	JPY	(31,894,000)	USD	312,142	2/26/15	20,845
SCB	JPY	(18,274,000)	USD	180,181	5/13/15	13,098
UBS	EUR	(1,774,000)	USD	2,380,708	8/4/15	132,100

						$29,521,836

LVIP Global Income Fund–18

LVIP Global Income Fund

Schedule of Investments (continued)

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(81) U.S. Treasury 5 yr Notes	$(9,619,018)	$(9,578,883)	1/2/15	$40,135
(36) U.S. Treasury 10 yr Notes	(4,529,160)	(4,487,062)	12/22/14	42,098
(7) U.S. Treasury Long Bond	(981,459)	(965,344)	12/22/14	16,115

	$(15,129,637)			$98,348

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]		Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Purchased:
BCLY	DISH DBS		2,500,000	5.00%	3/20/16	$3,455
BCLY	PACTIV		1,000,000	5.00%	6/20/17	(7,405)
CITI	Dell		1,500,000	1.00%	6/20/16	(5,856)
CITI	Lennar		200,000	5.00%	9/20/19	(3,033)
CITI	Lennar		300,000	5.00%	12/20/19	1,255
JPMC	DPL		2,000,000	5.00%	12/20/16	8,976
JPMC	PPL Energy Supply		2,000,000	5.00%	6/20/16	(2,020)

						$(4,628)

	Protection Sold/Moody’s Rating:
BCLY	Anadarko Petroleum/Baa		500,000	1.00%	9/20/19	$(6,371)
BCLY	Republic of Indonesia/Baa		100,000	1.00%	3/20/19	2,728
CITI	Beazer Homes USA/B		200,000	5.00%	9/20/19	(279)
CITI	Beazer Homes USA/B		300,000	5.00%	12/20/19	(5,785)
CITI	CMBX.NA.AM.2/Baa		700,000	0.50%	3/15/49	(1,882)
CITI	MCDX.NA.22/A		500,000	1.00%	6/20/19	(906)
CITI	Tate & Lyle International Finance/Baa	EUR	350,000	1.00%	9/20/19	(4,178)
JPMC	General Electric Capital 5 yr CDS/A		1,500,000	1.00%	3/20/19	11,025
JPMC	PSEG Power/A		500,000	1.00%	6/20/19	2,971
JPMC	PSEG Power/A		300,000	1.00%	9/20/19	2,203
JPMC	Republic of Portugal/Ba		1,000,000	1.00%	9/20/19	22,825

						$22,351

Total						$17,723

Interest Rate Swap Contracts

Counterparty & Referenced Obligation	Notional Value[1]	Fixed Interest Rate Paid	Floating Interest Rate Received	Termination Date	Unrealized Appreciation (Depreciation)
JPMC Interest Rate Swap
	14,880,000	3.018%	0.228%	8/22/23	$(573,984)
	8,500,000	3.848%	0.228%	8/22/43	(1,097,948)
LCH-CITI Interest Rate Swap	4,530,000	2.730%	0.232%	7/7/24	(39,936)

Total	27,910,000				$(1,711,868)

The use of foreign currency exchange contracts, foreign cross currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

LVIP Global Income Fund–19

LVIP Global Income Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

BAML–Bank of America Merrill Lynch

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

BRL–Brazilian Real

CAD–Canadian Dollar

CITI–Citigroup Global Markets

CDO–Collateralized Debt Obligation

CDS–Credit Default Swap

CLO–Collateralized Loan Obligation

CLP–Chilean Peso

CMBX.NA–Commercial Mortgage Backed Securities Index

    North America

DB–Deutsche Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

GSC–Goldman Sachs Capital

HSBC–Hong Kong Shanghai Bank

HUF–Hungarian Forint

IDR–Indonesia Rupiah

INR–Indian Rupee

JPMC–JPMorgan Chase Bank

JPY–Japanese Yen

KRW–South Korean Won

LCH–London Clearing House

MCDX.NA–Municipal Credit Default Index North America

MSC–Morgan Stanley Capital

MXN–Mexican Peso

MYR–Malaysian Ringgit

NZD–New Zealand Dollar

O.A.T.–Obligations Assimilables du Tresor

PEN–Peruvian Sol

PHP–Philippine Peso

PLN–Polish Zloty

REIT–Real Estate Investment Trust

REL–Real Estate

SCB–Standard Chartered Bank

SEK–Swedish Krona

SGD–Singapore Dollar

UBS–Union Bank of Switzerland

USD–United States Dollar

Yr–Year

ZAR–South African Rand

LVIP Global Income Fund–20

LVIP Global Income Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Agency, Asset-Backed & Mortgage-Backed Securities	$—	$73,915,032	$73,915,032
Corporate Debt	—	103,405,212	103,405,212
Foreign Debt	—	790,751,147	790,751,147
Money Market Fund	122,377,509	—	122,377,509
Municipal Bonds	—	828,267	828,267
U.S. Treasury Obligations	—	324,821,349	324,821,349
Short-Term Investments	—	4,925,000	4,925,000

Total	$122,377,509	$1,298,646,007	$1,421,023,516

Foreign Currency Exchange Contracts and Foreign Cross Currency Exchange Contracts	$—	$29,521,836	$29,521,836

Futures Contracts	$98,348	$—	$98,348

Swap Contracts	$—	$(1,694,145)	$(1,694,145)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Global Income Fund–21

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–41.55%
U.S. MARKETS–34.76%
Aerospace & Defense–0.48%
Boeing	311	$39,615

		39,615

Banks–2.45%
BB&T	871	32,410
JPMorgan Chase	1,921	115,721
Wells Fargo	1,060	54,982

		203,113

Beverages–0.53%
PepsiCo	475	44,218

		44,218

Capital Markets–1.55%
Ameriprise Financial	406	50,092
Ares Capital	4,873	78,748

		128,840

Chemicals–0.40%
Celanese Class A	570	33,356

		33,356

Commercial Services & Supplies–0.71%
Waste Management	1,248	59,317

		59,317

Communications Equipment–1.14%
Cisco Systems	2,256	56,783
QUALCOMM	507	37,908

		94,691

Consumer Finance–1.42%
Capital One Financial	748	61,052
Navient	3,218	56,991

		118,043

Containers & Packaging–0.58%
Packaging Corp of America	755	48,184

		48,184

Diversified Telecommunication Services–1.71%
AT&T	1,791	63,115
Verizon Communications	1,576	78,784

		141,899

Electric Utilities–2.08%
Edison International	712	39,815
FirstEnergy	2,577	86,510
NextEra Energy	499	46,846

		173,171

Food & Staples Retailing–0.41%
Wal-Mart Stores	450	34,411

		34,411

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Food Products–0.75%
ConAgra Foods	1,897	$62,677

		62,677

Health Care Providers & Services–0.63%
Cardinal Health	697	52,219

		52,219

Hotels, Restaurants & Leisure–0.39%
Starwood Hotels & Resorts Worldwide	388	32,285

		32,285

Household Products–0.71%
Procter & Gamble	702	58,785

		58,785

Industrial Conglomerates–2.37%
General Electric	7,676	196,659

		196,659

Insurance–2.30%
Everest Re Group	228	36,938
Gallagher (Arthur J.)	1,033	46,857
MetLife	963	51,732
Prudential Financial	631	55,490

		191,017

Media–0.47%
Viacom Class B	507	39,009

		39,009

Multi-Utilities–0.44%
PG&E	803	36,167

		36,167

Oil, Gas & Consumable Fuels–1.29%
Chesapeake Energy	800	18,392
Devon Energy	837	57,067
Exxon Mobil	339	31,883

		107,342

Pharmaceuticals–3.33%
Lilly (Eli)	1,099	71,270
Merck	971	57,561
Pfizer	5,012	148,205

		277,036

Real Estate Investment Trusts–2.35%
AvalonBay Communities	215	30,308
Brixmor Property Group	1,327	29,539
Starwood Property Trust	3,147	69,108
Two Harbors Investment	6,825	65,998

		194,953

LVIP Goldman Sachs Income Builder Fund–1

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
U.S. MARKETS (continued)
Semiconductors & Semiconductor Equipment–0.74%
Altera	878	$31,415
Maxim Integrated Products	1,002	30,300

		61,715

Software–1.03%
Microsoft	1,854	85,951

		85,951

Specialty Retail–1.62%
Gap	1,511	62,994
L Brands	1,071	71,736

		134,730

Technology Hardware, Storage & Peripherals–1.74%
Apple	462	46,547
EMC	1,358	39,735
Hewlett-Packard	1,643	58,277

		144,559

Thrifts & Mortgage Finance–0.68%
New York Community Bancorp	3,546	56,275

		56,275

Tobacco–0.46%
Altria Group	823	37,809

		37,809

Total U.S. Markets (Cost $2,828,596)		2,888,046

§DEVELOPED MARKETS–6.79%
Auto Components–0.41%
Nokian Renkaat ADR	2,239	33,771

		33,771

Automobiles–0.39%
Bayerische Motoren Werke ADR	898	32,149

		32,149

Banks–0.56%
Australia & New Zealand Banking Group ADR	1,723	46,633

		46,633

Beverages–0.31%
Anheuser-Busch InBev ADR	235	26,050

		26,050

Communications Equipment–0.44%
Telefonaktiebolaget LM Ericsson ADR	2,895	36,448

		36,448

Diversified Telecommunication Services–0.38%
Telefonica ADR	2,050	31,509

		31,509

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Insurance–1.44%
Direct Line Insurance Group ADR	2,848	$54,055
Validus Holdings	986	38,592
†Zurich Insurance Group ADR	899	26,796

		119,443

Oil, Gas & Consumable Fuels–1.24%
Royal Dutch Shell ADR	399	30,376
Total ADR	1,133	73,022

		103,398

Pharmaceuticals–1.05%
Novartis ADR	494	46,500
Sanofi ADR	720	40,630

		87,130

Wireless Telecommunication Services–0.57%
Vodafone Group ADR	1,433	47,131

		47,131

Total Developed Markets (Cost $591,063)		563,662

Total Common Stock (Cost $3,419,659)		3,451,708

CONVERTIBLE PREFERRED STOCK–4.42%

Capital One Financial 6.00% exercise price $25.00, expiration date 12/31/49	1,000	23,390
•Morgan Stanley 6.375% exercise price $25.00, expiration date 12/31/49	837	20,984
Public Storage 5.75% exercise price $25.00, expiration date 12/31/49	1,530	37,516
•SCE Trust III 5.75% exercise price $25.00, expiration date 12/31/49	4,000	105,680
Taubman Centers 6.50% exercise price $25.00, expiration date 12/31/49	1,508	38,017
Verizon Communications 5.90% exercise price $25.00, expiration date 2/15/54	4,000	104,320
Vornado Realty Trust 6.625% exercise price $25.00, expiration date 12/31/49	1,472	37,610

Total Convertible Preferred Stock (Cost $361,340)		367,517

LVIP Goldman Sachs Income Builder Fund–2

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

MASTER LIMITED PARTNERSHIP–6.59%
AllianceBernstein Holding	2,605	$67,756
DCP Midstream Partners	939	51,129
Energy Transfer Partners	1,053	67,381
Enterprise Products Partners	988	39,816
NGL Energy Partners	920	36,220
ONEOK Partners	447	25,014
Plains All American Pipeline	700	41,202
Regency Energy Partners	1,385	45,179
Rose Rock Midstream	215	12,717
Seadrill Partners	1,111	34,652
Spectra Energy Partners	555	29,409
Targa Resources Partners	870	62,945
TC Pipelines	239	16,183
Teekay LNG Partners	413	17,990

Total Master Limited Partnership (Cost $506,790)		547,593

	Principal Amount°

CORPORATE BONDS–45.20%
Beverages–0.58%
#Cott Beverages 144A 5.375% 7/1/22	50,000	48,500

		48,500

Capital Markets–1.63%
Bank of America 7.75% 5/14/38	100,000	135,550

		135,550

Chemicals–1.51%
Ashland 6.875% 5/15/43	50,000	52,375
Hexion US Finance 8.875% 2/1/18	25,000	25,531
#Rayonier AM Products 144A 5.50% 6/1/24	50,000	47,750

		125,656

Commercial Banks–1.87%
•M&T Bank 6.45% 12/29/49	50,000	53,125
•Wells Fargo 5.90% 12/29/49	100,000	102,125

		155,250

Commercial Services & Supplies–2.15%
#Ahern Rentals 144A 9.50% 6/15/18	25,000	26,813
#Ceridian 144A 8.125% 11/15/17	50,000	50,187
#Envision Healthcare 144A 5.125% 7/1/22	50,000	49,375
HD Supply 7.50% 7/15/20	50,000	52,125

		178,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging–0.59%
#Sealed Air 144A 5.25% 4/1/23	50,000	$49,250

		49,250

Diversified Financial Services–5.80%
•Citigroup 5.90% 12/29/49	150,000	146,625
#•Credit Suisse Group 144A 7.50% 12/11/49	200,000	210,500
•General Electric Capital 5.25% 6/29/49	100,000	100,375
Nationstar Mortgage 6.50% 7/1/21	25,000	23,937

		481,437

Diversified Telecommunication Services–2.21%
Frontier Communications 8.50% 4/15/20	50,000	55,750
Intelsat Luxembourg 7.75% 6/1/21	125,000	127,813

		183,563

Electric Utilities–0.60%
#RJS Power Holdings 144A 5.125% 7/15/19	50,000	49,750

		49,750

Food & Staples Retailing–1.16%
~BI-LO PIK 8.625% 9/15/18	50,000	45,750
Ingles Markets 5.75% 6/15/23	50,000	50,375

		96,125

Food Products–1.14%
#Post Holdings 144A 6.75% 12/1/21	100,000	95,000

		95,000

Health Care Equipment & Supplies–0.55%
#Crimson Merger Sub 144A 6.625% 5/15/22	50,000	45,625

		45,625

Health Care Providers & Services–4.57%
#Amsurg 144A 5.625% 7/15/22	50,000	49,750
#Community Health Systems 144A 6.875% 2/1/22	150,000	156,750
HCA 4.75% 5/1/23	125,000	122,500
#MPH Acquisition Holdings 144A 6.625% 4/1/22	50,000	50,625

		379,625

Hotels, Restaurants & Leisure–3.23%
#BC ULC 144A 6.00% 4/1/22	100,000	99,875
Caesars Entertainment Operating 9.00% 2/15/20	50,000	38,500

LVIP Goldman Sachs Income Builder Fund–3

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
MGM Resorts International 6.625% 12/15/21	100,000	$106,000
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	25,000	24,250

		268,625

Household Durables–0.64%
Spectrum Brands 6.625% 11/15/22	50,000	52,750

		52,750

Independent Power Producers & Energy Traders–0.64%
#Calpine 144A 6.00% 1/15/22	50,000	53,125

		53,125

Industrial Conglomerates–2.48%
ADS Waste Holdings 8.25% 10/1/20	100,000	104,750
AECOM Technology
#144A 5.75% 10/15/22	50,000	50,313
#144A 5.875% 10/15/24	50,000	50,563

		205,626

Internet Software & Services–0.60%
Equinix 5.375% 4/1/23	50,000	49,750

		49,750

IT Services–0.96%
#First Data 144A 8.25% 1/15/21	75,000	79,875

		79,875

Media–4.49%
#CBS Outdoor Americas Capital 144A 5.875% 3/15/25	50,000	50,375
#Cequel Communications Holdings I 144A 5.125% 12/15/21	50,000	48,063
GLP Capital 5.375% 11/1/23	25,000	25,625
iHeartMedia
9.00% 12/15/19	50,000	50,563
9.00% 3/1/21	25,000	24,969
#Nielsen Finance 144A 5.00% 4/15/22	50,000	49,125
#Videotron 144A 5.375% 6/15/24	75,000	74,437
#WMG Acquisition 144A 5.625% 4/15/22	50,000	50,125

		373,282

Multiline Retail–0.63%
#Neiman Marcus Group 144A 8.00% 10/15/21	50,000	52,250

		52,250

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels–2.81%
Chaparral Energy 8.25% 9/1/21	50,000	$53,750
Halcon Resources 8.875% 5/15/21	50,000	49,500
#Kinder Morgan 144A 5.625% 11/15/23	50,000	53,375
MEG Energy
#144A 6.375% 1/30/23	25,000	25,344
#144A 7.00% 3/31/24	50,000	51,875

		233,844

Pharmaceuticals–0.31%
#Valeant Pharmaceuticals International 144A 6.75% 8/15/21	25,000	26,031

		26,031

Software–0.29%
#BMC Software Finance 144A 8.125% 7/15/21	25,000	24,125

		24,125

Specialty Retail–0.62%
Best Buy 5.50% 3/15/21	50,000	51,875

		51,875

Wireless Telecommunication Services–3.14%
Crown Castle International 5.25% 1/15/23	50,000	49,813
#Sprint 144A 7.875% 9/15/23	150,000	159,375
T-Mobile USA 6.625% 4/1/23	50,000	51,375

		260,563

Total Corporate Bonds (Cost $3,839,865)		3,755,552

	Number of Shares

MONEY MARKET FUND–4.45%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	369,474	369,474

Total Money Market Fund (Cost $369,474)		369,474

LVIP Goldman Sachs Income Builder Fund–4

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–102.21% (Cost $8,497,128)	$8,491,844
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.21%)	(183,731)

NET ASSETS APPLICABLE TO 820,056 SHARES OUTSTANDING–100.00%	$8,308,113

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $1,952,376, which represents 23.50% of the Fund’s net assets.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2014. Interest rates reset periodically.

«	Includes $36,923 cash pledged as collateral for futures contracts as of September 30, 2014.

§	Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
3 U.S. Treasury 2 yr Notes	$656,618	$656,531	1/2/15	$(87)
(18) U.S. Treasury 5 yr Notes	(2,135,784)	(2,128,640)	1/2/15	7,144
(9) U.S. Treasury 10 yr Notes	(1,129,033)	(1,121,766)	12/22/14	7,267
(4) U.S. Treasury Long Bond	(555,925)	(551,625)	12/22/14	4,300
(1) U.S. Treasury Ultra Bond	(154,022)	(152,500)	12/22/14	1,522

	$(3,318,146)			$20,146

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

PIK–Pay-in-kind

yr–Year

LVIP Goldman Sachs Income Builder Fund–5

LVIP Goldman Sachs Income Builder Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Common Stock	$3,358,992	$92,716	$3,451,708
Convertible Preferred Stock	367,517	—	367,517
Master Limited Partnership	547,593	—	547,593
Corporate Debt	—	3,755,552	3,755,552
Money Market Fund	369,474	—	369,474

Total	$4,643,576	$3,848,268	$8,491,844

Futures Contracts	$20,146	$—	$20,146

There were no Level 3 investments at the end of the period.

As a result of international fair value pricing at September 30, 2014, a portion of the Fund’s common stock investments were categorized as Level 2.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Goldman Sachs Income Builder Fund–6

LVIP Invesco Diversified Equity-Income RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–101.40%
Equity Funds–92.40%
*Invesco V.I. Core Equity Fund	105,696	$4,285,954
*Invesco V.I. Diversified Dividend Fund	196,682	4,309,296
**Invesco V.I. Equity and Income Fund	311,073	5,767,300

		14,362,550

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–9.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,399,327	$1,399,327

		1,399,327

Total Investment Companies (Cost $16,224,824)		15,761,877

TOTAL VALUE OF SECURITIES–101.40% (Cost $16,224,824)	15,761,877
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.40%)	(217,755)

NET ASSETS APPLICABLE TO 1,507,075 SHARES OUTSTANDING–100.00%	$15,544,122

*	Series I Shares.

**	Series II Shares.

«	Includes $92,000 cash pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
20 E-mini S&P 500 Index	$1,985,788	$1,965,500	12/22/14	$(20,288)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$15,761,877

Futures Contracts	$(20,288)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Invesco Diversified Equity-Income RPM Fund–1

LVIP Invesco V.I. Comstock RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–100.47%
Equity Fund–92.84%
*Invesco V.I. Comstock Fund	2,613,591	$49,057,107

		49,057,107

Money Market Fund–7.63%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,031,377	4,031,377

		4,031,377

Total Investment Companies (Cost $52,021,055)		53,088,484

TOTAL VALUE OF SECURITIES–100.47% (Cost $52,021,055)	$53,088,484
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.47%)	(248,409)

NET ASSETS APPLICABLE TO 5,030,626 SHARES OUTSTANDING–100.00%	$52,840,075

*	Series I Shares.

«	Includes $124,200 cash pledged as collateral for futures contracts as of September 30, 2014.

The following futures contract was outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(27) E-mini S&P 500 Index	$(2,650,855)	$(2,653,425)	12/22/14	$(2,570)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$53,088,484

Futures Contracts	$(2,570)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Invesco V.I. Comstock RPM Fund–1

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–90.37%
Banks–5.61%
†Citizens Financial Group	67,100	$1,571,482
City National	28,978	2,192,765
Fifth Third Bancorp	217,398	4,352,308
First Republic Bank	37,185	1,836,195
Huntington Bancshares	76,378	743,158
M&T Bank	25,601	3,156,347
SunTrust Banks	92,366	3,512,679
Zions Bancorp	31,651	919,778

		18,284,712

Beverages–1.39%
†Constellation Brands Class A	23,788	2,073,362
Dr Pepper Snapple Group	38,076	2,448,668

		4,522,030

Building Products–0.75%
Fortune Brands Home & Security	59,173	2,432,602

		2,432,602

Capital Markets–4.43%
Ameriprise Financial	31,972	3,944,705
Invesco	79,531	3,139,884
Legg Mason	34,770	1,778,833
Northern Trust	28,696	1,952,189
T. Rowe Price Group	46,494	3,645,130

		14,460,741

Chemicals–4.00%
Airgas	36,716	4,062,625
Albemarle	42,137	2,481,869
Sherwin-Williams	9,765	2,138,437
Sigma-Aldrich	32,021	4,355,176

		13,038,107

Communications Equipment–0.64%
†CommScope Holding	86,899	2,077,755

		2,077,755

Consumer Finance–0.79%
†Ally Financial	111,801	2,587,075

		2,587,075

Containers & Packaging–2.86%
Ball	64,621	4,088,571
Rock-Tenn Class A	53,723	2,556,140
Silgan Holdings	56,782	2,668,754

		9,313,465

Electric Utilities–2.48%
Edison International	45,803	2,561,304
Westar Energy	85,070	2,902,588
Xcel Energy	86,520	2,630,208

		8,094,100

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment–2.57%
AMETEK	55,623	$2,792,831
Hubbell Class B	22,792	2,747,120
Regal-Beloit	44,484	2,858,097

		8,398,048

Electronic Equipment, Instruments & Components–2.53%
Amphenol Class A	43,171	4,311,056
†Arrow Electronics	71,266	3,944,573

		8,255,629

Food & Staples Retailing–1.77%
Kroger	75,599	3,931,148
†Rite Aid	379,966	1,839,036

		5,770,184

Food Products–0.82%
Hershey	28,116	2,683,110

		2,683,110

Gas Utilities–1.77%
National Fuel Gas	27,414	1,918,706
Questar	172,825	3,852,269

		5,770,975

Health Care Equipment & Supplies–0.86%
†CareFusion	61,917	2,801,744

		2,801,744

Health Care Providers & Services–4.75%
AmerisourceBergen	42,526	3,287,260
†Brookdale Senior Living	73,288	2,361,339
Cigna	47,873	4,341,602
†Henry Schein	16,177	1,884,135
Humana	27,630	3,599,913

		15,474,249

Hotels, Restaurants & Leisure–1.31%
Marriott International Class A	20,946	1,464,125
Starwood Hotels & Resorts Worldwide	33,786	2,811,333

		4,275,458

Household Durables–2.25%
†Jarden	55,909	3,360,690
†Mohawk Industries	29,434	3,968,292

		7,328,982

Household Products–0.83%
Energizer Holdings	21,963	2,706,061

		2,706,061

Industrial Conglomerates–1.13%
Carlisle	46,002	3,697,641

		3,697,641

LVIP JPMorgan Mid Cap Value RPM Fund–1

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance–8.49%
†Alleghany	4,558	$1,905,928
Berkley (W.R.)	56,389	2,695,394
Chubb	28,574	2,602,520
Hartford Financial Services Group	83,868	3,124,083
Loews	121,469	5,060,399
Marsh & McLennan	77,645	4,063,939
Old Republic International	95,062	1,357,485
Progressive	52,645	1,330,866
Unum Group	75,890	2,609,098
XL Group	88,130	2,923,272

		27,672,984

Internet & Catalog Retail–1.55%
Expedia	57,670	5,053,045

		5,053,045

IT Services–1.48%
Jack Henry & Associates	75,578	4,206,672
Sabre	34,722	622,045

		4,828,717

Machinery–2.54%
IDEX	46,199	3,343,422
†Rexnord	58,540	1,665,463
Snap-on	26,929	3,260,563

		8,269,448

Media–2.45%
CBS Class B	24,803	1,326,962
Clear Channel Outdoor Holdings
Class A	68,768	463,496
†DISH Network Class A	42,570	2,749,171
Gannett	73,169	2,170,924
†Time	54,889	1,286,049

		7,996,602

Multiline Retail–2.42%
Kohl’s	93,660	5,716,070
Nordstrom	31,783	2,173,004

		7,889,074

Multi-Utilities–4.08%
CenterPoint Energy	122,056	2,986,710
CMS Energy	95,314	2,827,013
NiSource	31,556	1,293,165
Sempra Energy	37,028	3,902,011
Wisconsin Energy	53,207	2,287,901

		13,296,800

Oil, Gas & Consumable Fuels–4.00%
Energen	45,846	3,311,915
EQT	25,933	2,373,907
PBF Energy	54,099	1,298,376
QEP Resources	73,956	2,276,366

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Southwestern Energy	108,003	$3,774,705

		13,035,269

Professional Services–1.14%
Equifax	49,558	3,703,965

		3,703,965

Real Estate Investment Trusts–7.08%
American Campus Communities	55,897	2,037,446
AvalonBay Communities	20,760	2,926,537
Brixmor Property Group	67,804	1,509,317
CBS Outdoor Americas	46,827	1,402,000
General Growth Properties	98,584	2,321,653
Kimco Realty	135,144	2,961,005
Rayonier	63,772	1,985,860
Regency Centers	36,093	1,942,886
Vornado Realty Trust	32,192	3,217,912
Weyerhaeuser	87,014	2,772,266

		23,076,882

Real Estate Management & Development–0.23%
Brookfield Property Partners	35,872	755,823

		755,823

Semiconductors & Semiconductor Equipment–3.09%
Analog Devices	74,968	3,710,166
KLA-Tencor	36,132	2,846,479
Xilinx	83,108	3,519,624

		10,076,269

Software–1.02%
†Synopsys	84,247	3,344,185

		3,344,185

Specialty Retail–4.79%
†AutoZone	5,506	2,806,188
†Bed Bath & Beyond	41,442	2,728,127
Best Buy	78,217	2,627,309
Gap	120,690	5,031,566
Tiffany & Co	25,065	2,414,010

		15,607,200

Textiles, Apparel & Luxury Goods–1.24%
PVH	22,038	2,669,904
VF	20,974	1,384,913

		4,054,817

Thrifts & Mortgage Finance–0.38%
Hudson City Bancorp	127,997	1,244,131

		1,244,131

LVIP JPMorgan Mid Cap Value RPM Fund–2

LVIP JPMorgan Mid Cap Value RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Trading Companies & Distributors–0.85%
MSC Industrial Direct	32,321	$2,762,153

		2,762,153

Total Common Stock (Cost $258,566,063)		294,640,032

	Number of Shares	Value (U.S. $)

MONEY MARKET FUND–9.56%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional
Shares	31,176,557	$31,176,557

Total Money Market Fund (Cost $31,176,557)		31,176,557

TOTAL VALUE OF SECURITIES–99.93% (Cost $289,742,620)	325,816,589
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.07%	242,159

NET ASSETS APPLICABLE TO 21,826,013 SHARES OUTSTANDING–100.00%	$326,058,748

†	Non-income producing for the period.

«Includes	$726,900 cash pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
37 E-mini Russell 2000 Index	$4,283,636	$4,057,420	12/22/14	$(226,216)
117 E-mini S&P 500 Index	11,625,663	11,498,175	12/22/14	(127,488)

	$15,909,299			$(353,704)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Common Stock	$294,640,032
Money Market Fund	31,176,557

Total	$325,816,589

Futures Contracts	$(353,704)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP JPMorgan Mid Cap Value RPM Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (unaudited)

September 30, 2014

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS–89.21%
Aerospace & Defense–0.85%
#Alliant Techsystems 144A 5.25% 10/1/21	310,000	$312,325
BE Aerospace
5.25% 4/1/22	456,000	493,620
6.875% 10/1/20	319,000	342,127
Bombardier
#144A 4.75% 4/15/19	453,000	452,434
#144A 6.125% 1/15/23	285,000	286,781
#144A 7.50% 3/15/18	575,000	631,063
#144A 7.75% 3/15/20	112,000	122,662
GenCorp 7.125% 3/15/21	153,000	165,623
#Kratos Defense & Security Solutions 144A 7.00% 5/15/19	455,000	453,863
#Spirit AeroSystems 144A 5.25% 3/15/22	214,000	214,535
TransDigm
#144A 6.00% 7/15/22	1,536,000	1,518,720
#144A 6.50% 7/15/24	461,000	459,847

		5,453,600

Airlines–0.93%
Continental Airlines Pass Through Trust
Series 2012-3 Class C 6.125% 4/29/18	577,000	611,620
¿Series 2003-ERJ1 7.875% 7/2/18	918,942	975,227
¿Series 2004-ERJ1 9.558% 9/1/19	423,963	474,839
¿Series 2005-ERJ1 9.798% 4/1/21	575,118	652,759
Delta Air Lines Pass Through Trust
¿Series 2012-1 Class A 4.75% 5/7/20	143,487	155,324
#¿Series 2012-1 Class B 144A 6.875% 5/7/19	560,642	625,116
¿Northwest Airlines Pass Through Trust 7.027% 11/1/19	784,727	899,454
¿United Airlines Pass Through Trust Series 2007-1 Class A 6.636% 7/2/22	328,079	354,326
¿US Airways Series 2013-1 Class B Pass Through Trust 5.375% 11/15/21	1,225,000	1,267,875

		6,016,540

Auto Components–0.67%
Dana Holding 6.75% 2/15/21	18,000	19,146
Goodyear Tire & Rubber
7.00% 5/15/22	2,338,000	2,516,273
8.25% 8/15/20	400,000	430,000
#Pittsburgh Glass Works 144A 8.00% 11/15/18	641,000	682,665

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Auto Components (continued)
#Poindexter (J.B.) 144A 9.00% 4/1/22	609,000	$656,959

		4,305,043

Automobiles–1.60%
Chrysler Group
8.00% 6/15/19	2,972,000	3,168,895
8.25% 6/15/21	4,466,000	4,890,270
General Motors 3.50% 10/2/18	593,000	605,601
Jaguar Land Rover Automotive
#144A 4.125% 12/15/18	1,461,000	1,469,328
#144A 5.625% 2/1/23	150,000	155,813

		10,289,907

Beverages–0.24%
Constellation Brands
3.75% 5/1/21	159,000	156,416
4.25% 5/1/23	320,000	313,200
6.00% 5/1/22	5,000	5,475
7.25% 5/15/17	150,000	167,156
Crestview DS Merger Sub II 10.00% 9/1/21	804,000	892,440

		1,534,687

Building Products–0.86%
#Building Materials Corp of
America 144A 6.75% 5/1/21	1,145,000	1,202,250
#Calcipar 144A 6.875% 5/1/18	525,000	543,375
Griffon 5.25% 3/1/22	930,000	889,313
#Hardwoods Acquisition 144A 7.50% 8/1/21	790,000	782,100
Headwaters 7.25% 1/15/19	336,000	349,440
Masco
5.95% 3/15/22	156,000	171,210
7.125% 3/15/20	20,000	23,100
#Masonite International 144A 8.25% 4/15/21	1,040,000	1,118,000
#Norbord 144A 5.375% 12/1/20	457,000	443,290

		5,522,078

Capital Markets–0.20%
E Trade Financial 6.375% 11/15/19	470,000	495,850
#Neuberger Berman Group 144A 5.625% 3/15/20	560,000	585,200
Oppenheimer Holdings 8.75% 4/15/18	170,000	180,625

		1,261,675

Chemicals–2.02%
Ashland 3.00% 3/15/16	344,000	345,720

LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Ashland (continued)
3.875% 4/15/18	423,000	$426,173
4.75% 8/15/22	1,262,000	1,236,760
Axiall 4.875% 5/15/23	970,000	934,837
#Basell Finance 144A 8.10% 3/15/27	435,000	579,905
Celanese US Holdings
4.625% 11/15/22	225,000	221,625
6.625% 10/15/18	435,000	449,899
Chemtura 5.75% 7/15/21	525,000	522,375
Eagle Spinco 4.625% 2/15/21	120,000	115,650
Huntsman International 4.875% 11/15/20	750,000	742,500
INEOS Group Holdings
#144A 5.875% 2/15/19	200,000	197,500
#144A 6.125% 8/15/18	236,000	236,295
LyondellBasell Industries
5.00% 4/15/19	430,000	475,160
6.00% 11/15/21	580,000	677,269
‡Momentive Performance
Materials 8.875% 10/15/20	600,000	539,250
#NOVA Chemicals 144A 5.25% 8/1/23	450,000	469,687
Olin 5.50% 8/15/22	560,000	579,600
PolyOne
5.25% 3/15/23	1,660,000	1,618,500
7.375% 9/15/20	648,000	684,450
Rain CII Carbon
#144A 8.00% 12/1/18	630,000	648,900
#144A 8.25% 1/15/21	400,000	418,000
#Rayonier AM Products 144A 5.50% 6/1/24	356,000	339,980
WR Grace
#144A 5.125% 10/1/21	415,000	422,781
#144A 5.625% 10/1/24	138,000	141,967

		13,024,783

Commercial Banks–2.58%
Barclays Bank 7.625% 11/21/22	810,000	871,965
CIT Group
4.25% 8/15/17	338,000	342,225
5.00% 5/15/17	749,000	769,597
5.00% 8/15/22	1,960,000	1,972,250
5.375% 5/15/20	1,683,000	1,744,009
#144A 6.625% 4/1/18	1,306,000	1,405,583
#•Credit Agricole 144A 6.625% 9/29/49	722,000	689,709
•Goldman Sachs Group 5.70% 12/29/49	594,000	605,533
•Morgan Stanley 5.45% 12/29/49	300,000	298,125
Royal Bank of Scotland Group 5.125% 5/28/24	680,000	669,398

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Royal Bank of Scotland Group (continued)
6.00% 12/19/23	293,000	$307,707
6.10% 6/10/23	1,339,000	1,416,231
6.125% 12/15/22	2,370,000	2,512,548
•9.50% 3/16/22	697,000	796,068
•Wachovia Capital Trust III 5.57% 3/29/49	300,000	292,125
Wells Fargo
•5.90% 12/29/49	1,073,000	1,095,801
•7.98% 3/29/49	790,000	868,447

		16,657,321

Commercial Services & Supplies–3.30%
ADT
3.50% 7/15/22	171,000	148,343
4.125% 4/15/19	230,000	225,400
4.125% 6/15/23	1,800,000	1,606,500
6.25% 10/15/21	795,000	824,813
#Alliance Data Systems 144A 5.375% 8/1/22	650,000	632,125
#Avis Budget Car Rental 144A 5.125% 6/1/22	665,000	655,025
#Cardtronics 144A 5.125% 8/1/22	430,000	425,700
Casella Waste Systems 7.75% 2/15/19	755,000	760,663
Cenveo
#144A 6.00% 8/1/19	715,000	673,887
#144A 8.50% 9/15/22	570,000	537,225
Ceridian
#144A 8.125% 11/15/17	183,000	183,686
#144A 8.875% 7/15/19	417,000	463,391
Clean Harbors
5.125% 6/1/21	150,000	149,437
5.25% 8/1/20	88,000	88,440
Covanta Holding
5.875% 3/1/24	200,000	201,000
6.375% 10/1/22	144,000	152,640
Darling Ingredients 5.375% 1/15/22	2,155,000	2,181,937
Deluxe 7.00% 3/15/19	351,000	368,989
Donnelley (R.R.)
6.00% 4/1/24	580,000	574,200
6.50% 11/15/23	340,000	340,850
Garda World Security
#144A 7.25% 11/15/21	775,000	775,000
#144A 7.25% 11/15/21	155,000	155,000
#~Igloo Holdings PIK 144A 8.25% 12/15/17	208,000	211,640
International Lease Finance
5.875% 4/1/19	260,000	277,875
6.25% 5/15/19	1,345,000	1,444,530
8.25% 12/15/20	2,371,000	2,806,671

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Services & Supplies (continued)
International Lease Finance (continued)
8.625% 1/15/22	845,000	$1,033,013
Iron Mountain
5.75% 8/15/24	100,000	98,625
7.75% 10/1/19	346,000	371,085
8.375% 8/15/21	137,000	142,823
#Mustang Merger 144A 8.50% 8/15/21	308,000	320,320
#Prestige Brands 144A 5.375% 12/15/21	775,000	732,375
#Quad 144A 7.00% 5/1/22	490,000	475,913
Service Corp International 5.375% 1/15/22	83,000	84,245
#144A 5.375% 5/15/24	515,000	518,863
#Speedy Cash Intermediate Holdings 144A 10.75% 5/15/18	295,000	299,425
TransUnion Holding 9.625% 6/15/18	306,000	315,945

		21,257,599

Communications Equipment–0.86%
Alcatel-Lucent USA
#144A 4.625% 7/1/17	266,000	270,323
6.45% 3/15/29	489,000	463,327
#144A 6.75% 11/15/20	673,000	686,460
Avaya
#144A 7.00% 4/1/19	1,030,000	1,004,250
#144A 10.50% 3/1/21	669,000	588,720
#Brightstar 144A 9.50% 12/1/16	710,000	755,263
Goodman Networks 12.125% 7/1/18	1,081,000	1,140,455
Nokia
5.375% 5/15/19	418,000	444,125
6.625% 5/15/39	158,000	167,480

		5,520,403

Computers & Peripherals–0.14%
NCR
5.00% 7/15/22	115,000	112,987
5.875% 12/15/21	55,000	56,513
6.375% 12/15/23	130,000	136,825
Seagate HDD Cayman
#144A 3.75% 11/15/18	525,000	536,813
6.875% 5/1/20	46,000	48,875

		892,013

Construction & Engineering–0.57%
AECOM Technology
#144A 5.75% 10/15/22	820,000	825,125
#144A 5.875% 10/15/24	545,000	551,131
Dycom Investments 7.125% 1/15/21	525,000	556,500
MasTec 4.875% 3/15/23	725,000	681,500

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Construction & Engineering (continued)
Tutor Perini 7.625% 11/1/18	855,000	$887,063
USG
#144A 5.875% 11/1/21	178,000	182,450
#144A 7.875% 3/30/20	18,000	19,507

		3,703,276

Construction Materials–1.73%
Cemex
#144A 6.50% 12/10/19	625,000	646,875
#144A 7.25% 1/15/21	1,935,000	2,051,100
#Cemex Espana Luxembourg 144A 9.875% 4/30/19	1,550,000	1,728,250
#Cemex Finance 144A 9.375% 10/12/22	3,670,000	4,156,275
Lafarge 7.125% 7/15/36	225,000	254,250
US Concrete 8.50% 12/1/18	375,000	403,125
Vulcan Materials 7.50% 6/15/21	1,605,000	1,885,875

		11,125,750

Consumer Finance–1.29%
#ACE Cash Express 144A 11.00% 2/1/19	1,020,000	772,650
Ally Financial
4.75% 9/10/18	15,000	15,413
6.25% 12/1/17	1,505,000	1,617,875
7.50% 9/15/20	1,185,000	1,368,675
8.00% 12/31/18	450,000	511,875
8.00% 3/15/20	2,125,000	2,480,937
8.00% 11/1/31	1,240,000	1,550,000

		8,317,425

Containers & Packaging–1.99%
Ardagh Packaging Finance
#144A 6.25% 1/31/19	365,000	362,263
#144A 7.00% 11/15/20	88,235	89,559
#144A 9.125% 10/15/20	291,000	315,007
Ball
4.00% 11/15/23	354,000	330,990
5.00% 3/15/22	135,000	136,350
5.75% 5/15/21	200,000	208,250
Berry Plastics 5.50% 5/15/22	425,000	409,594
Beverage Packaging Holdings Luxembourg II
#144A 5.625% 12/15/16	440,000	437,800
#144A 6.00% 6/15/17	150,000	148,125
Crown Americas
4.50% 1/15/23	445,000	422,750
6.25% 2/1/21	250,000	263,750
Graphic Packaging International 4.75% 4/15/21	357,000	357,893
Owens Illinois 7.80% 5/15/18	400,000	452,000
Reynolds Group Issuer 5.75% 10/15/20	885,000	904,913

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Containers & Packaging (continued)
Reynolds Group Issuer (continued)
6.875% 2/15/21	435,000	$461,100
7.125% 4/15/19	750,000	779,063
7.875% 8/15/19	1,400,000	1,491,000
8.50% 5/15/18	1,000,000	1,036,250
9.00% 4/15/19	1,175,000	1,229,344
9.875% 8/15/19	1,500,000	1,621,875
Sealed Air
#144A 5.25% 4/1/23	200,000	197,000
#144A 6.50% 12/1/20	355,000	380,294
#144A 8.125% 9/15/19	250,000	271,250
#144A 8.375% 9/15/21	500,000	557,500

		12,863,920

Distributor–0.29%
#Global Partners 144A 6.25% 7/15/22	227,000	227,000
HD Supply
7.50% 7/15/20	415,000	432,637
8.125% 4/15/19	560,000	607,600
VWR Funding 7.25% 9/15/17	610,000	637,450

		1,904,687

Diversified Consumer Services–0.09%
Service International 8.00% 11/15/21	500,000	587,500

		587,500

Diversified Financial Services–2.28%
#AerCap Ireland Capital 144A 4.50% 5/15/21	455,000	441,919
Bank of America
•5.125% 12/29/49	1,565,000	1,521,963
•8.00% 12/30/49	1,169,000	1,266,392
#Chukchansi Economic Development Authority 144A 10.25% 5/30/20	236,584	166,791
•Citigroup 5.95% 12/29/49	635,000	635,596
#CNG Holdings 144A 9.375% 5/15/20	1,118,000	888,810
#Denali Borrower 144A 5.625% 10/15/20	1,879,000	1,937,719
Fly Leasing 6.75% 12/15/20	200,000	208,500
General Motors Financial
3.25% 5/15/18	56,000	56,420
4.25% 5/15/23	94,000	94,587
4.75% 8/15/17	275,000	288,750
Icahn Enterprises
3.50% 3/15/17	894,000	887,295
4.875% 3/15/19	455,000	449,313
5.875% 2/1/22	1,244,000	1,250,220
#•ILFC E-Capital Trust I 144A 4.84% 12/21/65	2,595,000	2,458,763

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	566,000	$557,510
#Jefferies Finance 144A 6.875% 4/15/22	295,000	292,050
#National Financial Partners 144A 9.00% 7/15/21	591,000	633,847
Nationstar Mortgage
6.50% 7/1/21	172,000	164,690
7.875% 10/1/20	338,000	343,070
9.625% 5/1/19	143,000	156,943

		14,701,148

Diversified Telecommunication Services–6.00%
#Altice 144A 7.75% 5/15/22	1,066,000	1,103,310
#Altice Financing 144A 6.50% 1/15/22	330,000	339,075
#Altice Finco 144A 8.125% 1/15/24	200,000	215,000
Cincinnati Bell
8.375% 10/15/20	205,000	217,300
8.75% 3/15/18	95,000	98,705
#Clearwire Communications 144A 14.75% 12/1/16	670,000	834,150
Embarq 7.995% 6/1/36	5,966,000	6,463,564
Frontier Communications
6.25% 9/15/21	140,000	138,950
6.875% 1/15/25	1,070,000	1,059,300
8.50% 4/15/20	275,000	306,625
9.25% 7/1/21	1,173,000	1,344,551
#Inmarsat Finance 144A 4.875% 5/15/22	165,000	161,700
Intelsat Jackson Holdings
5.50% 8/1/23	1,265,000	1,212,819
6.625% 12/15/22	2,704,000	2,744,560
7.25% 10/15/20	315,000	333,900
7.50% 4/1/21	1,200,000	1,285,500
Intelsat Luxembourg
7.75% 6/1/21	1,560,000	1,595,100
8.125% 6/1/23	1,326,000	1,388,985
Level 3 Communications
8.875% 6/1/19	50,000	53,625
11.875% 2/1/19	4,793,000	5,200,405
#Level 3 Escrow II 144A 5.375% 8/15/22	2,187,000	2,159,663
Level 3 Financing
#144A 6.125% 1/15/21	1,585,000	1,638,494
7.00% 6/1/20	1,335,000	1,413,431
8.125% 7/1/19	1,318,000	1,410,260
8.625% 7/15/20	617,000	670,987
Qwest 7.25% 9/15/25	340,000	397,324
Qwest Capital Funding 6.875% 7/15/28	124,000	124,006

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Qwest Capital Funding (continued)
7.75% 2/15/31	679,000	$701,067
#Telesat Canada 144A 6.00% 5/15/17	335,000	343,124
#UPCB Finance III 144A 6.625% 7/1/20	150,000	157,515
#UPCB Finance V 144A 7.25% 11/15/21	596,000	640,700
#Virgin Media Finance 144A 6.00% 10/15/24	590,000	592,950
Virgin Media Secured Finance
#144A 5.375% 4/15/21	200,000	202,500
#144A 6.375% 4/15/23	680,000	705,500
8.375% 10/15/19	134,000	140,298
Windstream
7.50% 6/1/22	314,000	331,663
7.75% 10/15/20	560,000	592,200
7.75% 10/1/21	88,000	94,160
7.875% 11/1/17	125,000	139,219
8.125% 9/1/18	135,000	140,873

		38,693,058

Electric Utilities–0.52%
#InterGen 144A 7.00% 6/30/23	353,000	341,527
#RJS Power Holdings 144A 5.125% 7/15/19	390,000	388,050
#‡Texas Competitive Electric
Holdings 144A 11.50% 10/1/20	3,115,000	2,624,387

		3,353,964

Electrical Equipment–0.19%
#Artesyn Escrow 144A 9.75% 10/15/20	164,000	164,410
#Belden 144A 5.25% 7/15/24	213,000	205,013
#International Wire Group Holdings 144A 8.50% 10/15/17	775,000	835,063

		1,204,486

Electronic Equipment, Instruments & Components–0.28%
CDW 8.50% 4/1/19	465,000	495,225
Jabil Circuit 4.70% 9/15/22	337,000	340,791
#Sanmina 144A 4.375% 6/1/19	423,000	415,597
#Viasystems 144A 7.875% 5/1/19	529,000	556,773

		1,808,386

Energy Equipment & Services–1.60%
Basic Energy Services
7.75% 2/15/19	325,000	338,000
7.75% 10/15/22	846,000	884,070
#CGG 144A 6.875% 1/15/22	317,000	282,923
#Exterran Partners 144A 6.00% 10/1/22	575,000	562,063

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Key Energy Services 6.75% 3/1/21	1,048,000	$1,013,940
#Ocean Rig UDW 144A 7.25% 4/1/19	414,000	380,880
Parker Drilling
#144A 6.75% 7/15/22	477,000	481,770
7.50% 8/1/20	600,000	630,000
#Petroleum Geo-Services 144A 7.375% 12/15/18	600,000	603,000
Pioneer Energy Services
#144A 6.125% 3/15/22	617,000	612,373
9.875% 3/15/18	192,000	202,147
Precision Drilling
6.50% 12/15/21	360,000	372,600
6.625% 11/15/20	385,000	401,363
#Seadrill 144A 6.625% 9/15/20	377,000	353,626
SESI 7.125% 12/15/21	500,000	555,000
#Trinidad Drilling 144A 7.875% 1/15/19	590,000	613,231
Unit 6.625% 5/15/21	2,015,000	2,030,113

		10,317,099

Food & Staples Retailing–0.74%
CST Brands 5.00% 5/1/23	942,000	923,160
Ingles Markets 5.75% 6/15/23	560,000	564,200
New Albertsons
6.625% 6/1/28	206,000	168,920
7.75% 6/15/26	320,000	304,000
8.00% 5/1/31	55,000	52,525
8.70% 5/1/30	71,000	70,290
Rite Aid
6.75% 6/15/21	440,000	452,100
8.00% 8/15/20	600,000	645,000
9.25% 3/15/20	225,000	245,813
10.25% 10/15/19	500,000	526,250
Tops Holding 8.875% 12/15/17	755,000	790,863

		4,743,121

Food Products–2.91%
Aramark Services 5.75% 3/15/20	850,000	875,500
#Bumble Bee Holdings 144A 9.00% 12/15/17	2,110,000	2,215,500
Heinz (H.J.) 4.25% 10/15/20	1,562,000	1,556,143
JBS USA Finance
#144A 5.875% 7/15/24	1,273,000	1,225,263
#144A 7.25% 6/1/21	2,364,000	2,494,020
#144A 7.25% 6/1/21	872,000	919,960
#144A 8.25% 2/1/20	721,000	771,470
#Nufarm Australia 144A 6.375% 10/15/19	574,000	588,350
Pilgrim’s Pride 7.875% 12/15/18	261,000	274,050

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
#Post Holdings 144A 6.75% 12/1/21	3,065,000	$2,911,750
Smithfield Foods
6.625% 8/15/22	1,112,000	1,178,720
7.75% 7/1/17	755,000	839,937
Sun Merger Sub
#144A 5.25% 8/1/18	1,177,000	1,182,885
#144A 5.875% 8/1/21	1,141,000	1,158,115
#Wells Enterprises 144A 6.75% 2/1/20	385,000	396,550
WhiteWave Foods 5.375% 10/1/22	189,000	191,363

		18,779,576

Gas Utilities–0.42%
AmeriGas Finance
6.75% 5/20/20	122,000	127,490
7.00% 5/20/22	1,157,000	1,217,743
AmeriGas Partners
6.25% 8/20/19	415,000	428,487
6.50% 5/20/21	27,000	27,810
NGL Energy Partners
#144A 5.125% 7/15/19	199,000	195,269
#144A 6.875% 10/15/21	352,000	367,840
Suburban Propane Partners
5.50% 6/1/24	300,000	287,250
7.375% 8/1/21	68,000	72,420

		2,724,309

Health Care Equipment & Supplies–1.34%
Alere 6.50% 6/15/20	442,000	443,105
Biomet
6.50% 8/1/20	1,102,000	1,170,875
6.50% 10/1/20	925,000	973,563
#~ConvaTec Finance International PIK 144A 8.25% 1/15/19	346,000	352,271
#ConvaTec Healthcare 144A 10.50% 12/15/18	1,700,000	1,802,000
Hologic 6.25% 8/1/20	820,000	848,700
Hospira 5.20% 8/12/20	71,000	76,549
Mallinckrodt International Finance
3.50% 4/15/18	72,000	70,020
4.75% 4/15/23	732,000	686,250
#144A 5.75% 8/1/22	1,069,000	1,078,354
Teleflex
#144A 5.25% 6/15/24	405,000	397,913
6.875% 6/1/19	720,000	757,800

		8,657,400

Health Care Providers & Services–5.14%
Acadia Healthcare 5.125% 7/1/22	410,000	401,800

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Acadia Healthcare (continued) 6.125% 3/15/21	340,000	$351,900
Amsurg 5.625% 11/30/20	500,000	507,500
#144A 5.625% 7/15/22	490,000	487,550
Centene 4.75% 5/15/22	170,000	170,637
Community Health Systems 5.125% 8/15/18	305,000	314,150
#144A 5.125% 8/1/21	525,000	526,313
#144A 6.875% 2/1/22	805,000	841,225
7.125% 7/15/20	810,000	859,613
8.00% 11/15/19	635,000	679,577
DaVita
5.75% 8/15/22	400,000	416,000
6.625% 11/1/20	450,000	473,344
DaVita HealthCare Partners 5.125% 7/15/24	660,000	649,687
#Envision Healthcare 144A 5.125% 7/1/22	550,000	543,125
Fresenius Medical Care US Finance
#144A 5.75% 2/15/21	630,000	667,800
#144A 6.50% 9/15/18	225,000	248,063
Fresenius Medical Care US Finance II
#144A 5.625% 7/31/19	176,000	186,155
#144A 5.875% 1/31/22	763,000	812,595
HCA
3.75% 3/15/19	444,000	435,120
4.75% 5/1/23	255,000	249,900
5.00% 3/15/24	506,000	499,043
5.875% 3/15/22	1,019,000	1,073,771
5.875% 5/1/23	445,000	456,125
6.50% 2/15/20	1,550,000	1,697,250
7.25% 9/15/20	300,000	315,750
7.50% 2/15/22	1,415,000	1,595,413
8.00% 10/1/18	1,000,000	1,140,000
HCA Holdings 6.25% 2/15/21	470,000	492,325
HealthSouth 5.75% 11/1/24	164,000	168,100
IASIS Healthcare 8.375% 5/15/19	1,496,000	1,570,800
inVentiv Health
#144A 9.00% 1/15/18	325,000	338,813
#144A 11.00% 8/15/18	237,000	191,970
LifePoint Hospitals
5.50% 12/1/21	495,000	503,663
6.625% 10/1/20	250,000	265,625
#Milacron 144A 7.75% 2/15/21	740,000	782,550
#MPH Acquisition Holdings 144A 6.625% 4/1/22	1,540,000	1,559,250
#National Mentor Holdings 144A 12.50% 2/15/18	975,000	1,032,281
Omnicare 7.75% 6/1/20	402,000	427,125

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
Tenet Healthcare
4.375% 10/1/21	495,000	$476,437
4.50% 4/1/21	996,000	974,835
4.75% 6/1/20	485,000	483,787
#144A 5.00% 3/1/19	551,000	545,490
#144A 5.50% 3/1/19	1,200,000	1,209,000
6.00% 10/1/20	658,000	697,480
6.25% 11/1/18	150,000	159,937
6.75% 2/1/20	115,000	120,319
8.00% 8/1/20	760,000	803,700
8.125% 4/1/22	1,700,000	1,870,000
United Surgical Partners International 9.00% 4/1/20	1,430,000	1,547,975
Universal Health Services
#144A 3.75% 8/1/19	128,000	127,840
#144A 4.75% 8/1/22	187,000	187,000

		33,135,708

Health Care Technology–0.03%
#IMS Health 144A 6.00% 11/1/20	220,000	226,050

		226,050

Hotels, Restaurants & Leisure–3.43%
AMC Entertainment 5.875% 2/15/22	966,000	978,075
#BC ULC 144A 6.00% 4/1/22	485,000	484,394
#CCM Merger 144A 9.125% 5/1/19	260,000	275,600
#CEC Entertainment 144A 8.00% 2/15/22	521,000	489,740
Cedar Fair 5.25% 3/15/21	1,093,000	1,082,070
#144A 5.375% 6/1/24	265,000	257,381
Cinemark USA 5.125% 12/15/22	460,000	454,250
DineEquity 9.50% 10/30/18	285,000	300,319
#Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.50% 7/1/19	201,000	213,060
#Graton Economic Development Authority 144A 9.625% 9/1/19	545,000	625,387
#Hilton Worldwide Finance 144A 5.625% 10/15/21	475,000	490,141
Isle of Capri Casinos
5.875% 3/15/21	300,000	305,250
8.875% 6/15/20	500,000	533,750
MGM Resorts International
6.75% 10/1/20	675,000	720,563
7.75% 3/15/22	3,362,000	3,748,630
8.625% 2/1/19	210,000	237,846
11.375% 3/1/18	250,000	300,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
MTR Gaming Group 11.50% 8/1/19	530,000	$581,013
Pinnacle Entertainment
6.375% 8/1/21	200,000	210,000
7.50% 4/15/21	345,000	360,525
8.75% 5/15/20	685,000	727,813
#Rivers Pittsburgh Borrower 144A 9.50% 6/15/19	372,000	399,900
Royal Caribbean Cruises 7.50% 10/15/27	50,000	57,250
#Seminole Hard Rock Entertainment 144A 5.875% 5/15/21	1,080,000	1,047,600
#Seneca Gaming 144A 8.25% 12/1/18	549,000	576,450
#Shearer’s Foods 144A 9.00% 11/1/19	142,000	155,135
#Shingle Springs Tribal Gaming Authority 144A 9.75% 9/1/21	480,000	519,000
#Six Flags Entertainment 144A 5.25% 1/15/21	775,000	755,625
Station Casinos 7.50% 3/1/21	1,000,000	1,047,500
#Studio City Finance 144A 8.50% 12/1/20	1,000,000	1,067,500
Vail Resorts 6.50% 5/1/19	106,000	111,101
#Viking Cruises 144A 8.50% 10/15/22	1,142,000	1,247,635
Wynn Las Vegas 5.375% 3/15/22	525,000	536,813
#Wynn Macau 144A 5.25% 10/15/21	1,278,000	1,239,660

		22,136,976

Household Durables–1.31%
#Brookfield Residential Properties 144A 6.125% 7/1/22	425,000	429,250
Horton (D.R.) 6.50% 4/15/16	57,000	61,275
Jarden 7.50% 5/1/17	650,000	713,375
K Hovnanian Enterprises
#144A 7.00% 1/15/19	183,000	179,912
#144A 7.25% 10/15/20	124,000	130,510
#144A 9.125% 11/15/20	356,000	387,150
11.875% 10/15/15	445,000	482,825
Lennar
4.50% 6/15/19	344,000	341,850
6.95% 6/1/18	322,000	352,590
12.25% 6/1/17	245,000	301,963
M/I Homes 8.625% 11/15/18	830,000	870,981
Meritage Homes
7.00% 4/1/22	464,000	503,440
7.15% 4/15/20	230,000	251,850

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Household Durables (continued)
#Serta Simmons Holdings 144A 8.125% 10/1/20	519,000	$550,140
Spectrum Brands
6.625% 11/15/22	333,000	351,315
6.75% 3/15/20	1,000,000	1,045,000
Standard Pacific
8.375% 1/15/21	300,000	345,000
10.75% 9/15/16	193,000	221,950
#Taylor Morrison Communities 144A 7.75% 4/15/20	134,000	144,050
Toll Brothers Finance 6.75% 11/1/19	64,000	71,840
WCI Communities 6.875% 8/15/21	510,000	513,825
#144A 6.875% 8/15/21	215,000	216,613

		8,466,704

Independent Power Producers & Energy Traders–1.83%
AES
•3.234% 6/1/19	800,000	790,000
4.875% 5/15/23	190,000	181,450
5.50% 3/15/24	1,289,000	1,259,997
Calpine
5.375% 1/15/23	521,000	504,719
5.75% 1/15/25	520,000	505,700
#144A 5.875% 1/15/24	1,110,000	1,154,400
#144A 6.00% 1/15/22	500,000	531,250
#144A 7.875% 1/15/23	1,226,000	1,342,470
Dynegy 5.875% 6/1/23	400,000	375,000
GenOn Energy 9.875% 10/15/20	1,414,000	1,477,630
NRG Energy
#144A 6.25% 7/15/22	250,000	257,656
#144A 6.25% 5/1/24	625,000	629,687
6.625% 3/15/23	939,000	971,865
7.875% 5/15/21	267,000	288,360
8.25% 9/1/20	1,000,000	1,076,250
RRI Energy 7.875% 6/15/17	450,000	460,125

		11,806,559

Insurance–0.46%
#A-S Co-Issuer Subsidiary 144A 7.875% 12/15/20	598,000	621,920
#•Catlin Insurance 144A 7.249% 12/31/49	189,000	195,615
#Fidelity & Guaranty Life Holdings 144A 6.375% 4/1/21	527,000	554,667
#Liberty Mutual Group 144A 7.80% 3/15/37	905,000	1,069,031
#Onex USI Acquisition 144A 7.75% 1/15/21	551,000	551,000

		2,992,233

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Internet & Catalog Retail–0.23%
IAC/InterActive 4.875% 11/30/18	105,000	$106,575
NetFlix 5.375% 2/1/21	536,000	549,400
#144A 5.75% 3/1/24	785,000	812,475

		1,468,450

Internet Software & Services–0.29%
#eAccess 144A 8.25% 4/1/18	650,000	689,000
Equinix 4.875% 4/1/20	187,000	186,065
Zayo Group 10.125% 7/1/20	885,000	1,001,156

		1,876,221

IT Services–1.76%
CyrusOne 6.375% 11/15/22	294,000	308,700
First Data
#144A 6.75% 11/1/20	991,000	1,052,937
#144A 8.25% 1/15/21	1,195,000	1,272,675
#144A 8.875% 8/15/20	500,000	537,500
10.625% 6/15/21	340,000	388,450
11.25% 1/15/21	162,000	184,883
11.75% 8/15/21	850,000	988,125
12.625% 1/15/21	1,278,000	1,533,600
#~First Data PIK 144A 8.75% 1/15/22	673,589	717,372
Harland Clarke Holdings
#144A 9.25% 3/1/21	315,000	320,119
#144A 9.75% 8/1/18	1,405,000	1,506,863
#iGATE 144A 4.75% 4/15/19	335,000	326,625
#Sabre 144A 8.50% 5/15/19	72,000	77,310
SITEL
#144A 11.00% 8/1/17	443,000	460,720
11.50% 4/1/18	889,000	848,995
SunGard Data Systems
6.625% 11/1/19	290,000	291,450
7.625% 11/15/20	496,000	520,800

		11,337,124

Leisure Equipment & Products–0.03%
Party City Holdings 8.875% 8/1/20	208,000	225,680

		225,680

Machinery–0.47%
Amsted Industries
#144A 5.00% 3/15/22	235,000	229,125
#144A 5.375% 9/15/24	200,000	195,000
#BlueLine Rental Finance 144A 7.00% 2/1/19	1,140,000	1,174,200
Briggs & Stratton 6.875% 12/15/20	500,000	555,625
Columbus McKinnon 7.875% 2/1/19	110,000	116,050

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
#Huber (J.M.) 144A 9.875% 11/1/19	170,000	$191,250
#Zebra Technologies 144A 7.25% 10/15/22	542,000	542,000

		3,003,250

Marine–0.84%
#Bluewater Holding 144A 10.00% 12/10/19	1,800,000	1,917,000
Martin Midstream Partners 7.25% 2/15/21	681,000	682,703
#Navios Maritime Acquisition 144A 8.125% 11/15/21	91,000	88,270
#Navios South American Logistics 144A 7.25% 5/1/22	909,000	902,183
#Ridgebury Crude Tankers 144A 7.625% 3/20/17	474,000	485,850
Ultrapetrol Bahamas 8.875% 6/15/21	1,278,000	1,354,680

		5,430,686

Media–7.99%
Cablevision Systems
5.875% 9/15/22	540,000	524,475
8.00% 4/15/20	3,423,000	3,778,136
CBS Outdoor Americas Capital
#144A 5.25% 2/15/22	336,000	336,420
#144A 5.625% 2/15/24	330,000	331,650
#144A 5.875% 3/15/25	285,000	287,137
CCO Holdings
6.50% 4/30/21	3,612,000	3,779,055
7.00% 1/15/19	462,000	481,057
7.25% 10/30/17	340,000	353,175
8.125% 4/30/20	16,000	16,940
#Cequel Communications Holdings I 144A 5.125% 12/15/21	1,000,000	962,500
Clear Channel Worldwide Holdings
6.50% 11/15/22	1,982,000	2,036,505
6.50% 11/15/22	793,000	806,877
7.625% 3/15/20	2,443,000	2,546,827
7.625% 3/15/20	45,000	46,575
CSC Holdings 6.75% 11/15/21	750,000	801,713
DISH DBS
5.00% 3/15/23	1,147,000	1,103,271
5.875% 7/15/22	98,000	100,205
6.75% 6/1/21	3,878,000	4,178,545
7.875% 9/1/19	450,000	509,625
#DreamWorks Animation SKG 144A 6.875% 8/15/20	380,000	399,000
Gannett #144A 4.875% 9/15/21	265,000	257,050

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Gannett (continued) 5.125% 7/15/20	430,000	$433,225
#144A 5.50% 9/15/24	265,000	261,687
#144A 6.375% 10/15/23	1,005,000	1,047,713
Gray Television 7.50% 10/1/20	1,230,000	1,263,825
iHeartMedia
9.00% 12/15/19	1,699,000	1,718,114
9.00% 3/1/21	691,000	690,136
Lamar Media
5.00% 5/1/23	168,000	162,540
5.875% 2/1/22	50,000	51,750
Liberty Interactive 8.25% 2/1/30	380,000	418,475
Live Nation Entertainment
#144A 5.375% 6/15/22	220,000	220,000
#144A 7.00% 9/1/20	445,000	475,037
#NAI Entertainment Holdings 144A 5.00% 8/1/18	176,000	178,640
Nexstar Broadcasting 6.875% 11/15/20	492,000	506,760
Nielsen Finance 4.50% 10/1/20	300,000	291,750
#144A 5.00% 4/15/22	609,000	598,343
#Nielsen Luxembourg 144A 5.50% 10/1/21	155,000	156,550
Numericable Group
#144A 6.00% 5/15/22	3,325,000	3,354,094
#144A 6.25% 5/15/24	1,106,000	1,104,617
Quebecor Media 5.75% 1/15/23	240,000	239,400
#Radio One 144A 9.25% 2/15/20	205,000	205,513
#RCN Telecom Services 144A 8.50% 8/15/20	563,000	577,075
Regal Entertainment Group
5.75% 3/15/22	325,000	327,437
5.75% 6/15/23	550,000	544,500
Sinclair Television Group 5.375% 4/1/21	915,000	905,850
#144A 5.625% 8/1/24	415,000	401,513
6.125% 10/1/22	615,000	628,837
Sirius XM Radio
#144A 4.25% 5/15/20	717,000	688,320
#144A 4.625% 5/15/23	903,000	844,305
#144A 5.75% 8/1/21	550,000	555,500
#144A 5.875% 10/1/20	160,000	162,400
#144A 6.00% 7/15/24	688,000	700,040
#Time 144A 5.75% 4/15/22	135,000	129,600
Univision Communications
#144A 5.125% 5/15/23	1,350,000	1,373,625
#144A 6.75% 9/15/22	2,776,000	2,984,200
#144A 8.50% 5/15/21	350,000	371,875
Videotron 5.00% 7/15/22	124,000	123,380

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Videotron (continued)
#144A 5.375% 6/15/24	1,022,000	$1,014,335
#VTR Finance 144A 6.875% 1/15/24	1,320,000	1,369,500
#WMG Acquisition 144A 6.75% 4/15/22	866,000	833,525

		51,550,724

Metals & Mining–4.68%
AK Steel 8.75% 12/1/18	520,000	566,150
Alcoa
5.125% 10/1/24	535,000	536,734
5.40% 4/15/21	508,000	538,702
5.72% 2/23/19	550,000	597,089
5.87% 2/23/22	519,000	554,747
5.90% 2/1/27	1,186,000	1,245,015
6.15% 8/15/20	449,000	495,484
6.75% 1/15/28	364,000	413,951
Aleris International
7.625% 2/15/18	80,000	80,900
7.875% 11/1/20	552,000	552,000
APERAM
#144A 7.375% 4/1/16	500,000	509,220
#144A 7.75% 4/1/18	525,000	547,969
ArcelorMittal
6.75% 2/25/22	3,795,000	4,093,856
7.50% 10/15/39	1,080,000	1,117,800
10.35% 6/1/19	2,000,000	2,447,500
#BlueScope Steel Finance 144A 7.125% 5/1/18	402,000	420,090
Coeur Mining 7.875% 2/1/21	993,000	935,903
Commercial Metals
4.875% 5/15/23	155,000	149,575
6.50% 7/15/17	500,000	537,500
7.35% 8/15/18	460,000	512,900
#Constellium 144A 5.75% 5/15/24	600,000	603,000
First Quantum Minerals
#144A 6.75% 2/15/20	491,000	498,365
#144A 7.00% 2/15/21	491,000	500,206
#144A 7.25% 10/15/19	500,000	517,500
#144A 7.25% 5/15/22	670,000	686,750
FMG Resources August 2006 Pty
#144A 6.875% 2/1/18	935,000	963,050
#144A 6.875% 4/1/22	743,000	758,789
#144A 8.25% 11/1/19	975,000	1,011,563
Hecla Mining 6.875% 5/1/21	1,216,000	1,149,120
HudBay Minerals 9.50% 10/1/20	105,000	112,350
Kaiser Aluminum 8.25% 6/1/20	656,000	726,520
#KGHM International 144A 7.75% 6/15/19	262,000	277,720

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
New Gold
#144A 6.25% 11/15/22	844,000	$858,770
#144A 7.00% 4/15/20	78,000	83,363
Novelis 8.75% 12/15/20	1,368,000	1,468,890
#Prince Mineral Holding 144A 12.00% 12/15/19	270,000	303,750
Ryerson 9.00% 10/15/17	265,000	280,237
#Signode Industrial Group 144A 6.375% 5/1/22	435,000	418,687
Steel Dynamics
#144A 5.125% 10/1/21	215,000	218,225
5.25% 4/15/23	275,000	278,437
#144A 5.50% 10/1/24	175,000	176,313
6.125% 8/15/19	120,000	127,350
6.375% 8/15/22	370,000	392,663
7.625% 3/15/20	332,000	350,260
Taseko Mines 7.75% 4/15/19	535,000	535,000

		30,149,963

Multiline Retail–0.14%
#Neiman Marcus Group 144A 8.00% 10/15/21	702,000	733,590
Penney (J.C.) 8.125% 10/1/19	148,000	145,040

		878,630

Oil, Gas & Consumable Fuels–13.44%
Access Midstream Partners
4.875% 5/15/23	1,010,000	1,041,563
5.875% 4/15/21	621,000	658,260
6.125% 7/15/22	2,006,000	2,146,420
#Antero Resources 144A 5.125% 12/1/22	343,000	333,996
Antero Resources Finance
5.375% 11/1/21	225,000	224,719
6.00% 12/1/20	1,087,000	1,114,175
Atlas Pipeline Partners
4.75% 11/15/21	1,000,000	936,250
5.875% 8/1/23	364,000	357,630
6.625% 10/1/20	334,000	343,185
Baytex Energy
#144A 5.125% 6/1/21	267,000	261,660
#144A 5.625% 6/1/24	267,000	257,321
California Resources
#144A 5.00% 1/15/20	697,000	709,197
#144A 5.50% 9/15/21	824,000	837,390
#144A 6.00% 11/15/24	972,000	1,001,160
Chesapeake Energy
3.25% 3/15/16	131,000	131,491
4.875% 4/15/22	2,567,000	2,592,670
5.375% 6/15/21	340,000	349,775
5.75% 3/15/23	340,000	363,800
6.125% 2/15/21	542,000	592,135

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy (continued) 7.25% 12/15/18	33,000	$37,785
Chesapeake Oil Operating 6.625% 11/15/19	125,000	129,063
Cimarex Energy
4.375% 6/1/24	462,000	466,620
5.875% 5/1/22	594,000	641,520
#CITGO Petroleum 144A 6.25% 8/15/22	603,000	628,627
Cloud Peak Energy Resources 6.375% 3/15/24	300,000	291,000
#Compressco Partners 144A 7.25% 8/15/22	720,000	723,600
Comstock Resources
7.75% 4/1/19	1,253,000	1,296,855
9.50% 6/15/20	443,000	487,300
Concho Resources
5.50% 10/1/22	300,000	310,500
5.50% 4/1/23	120,000	125,400
6.50% 1/15/22	850,000	907,375
7.00% 1/15/21	400,000	429,000
CONSOL Energy
#144A 5.875% 4/15/22	1,060,000	1,048,075
6.375% 3/1/21	825,000	841,500
8.25% 4/1/20	275,000	288,406
Crestwood Midstream Partners
6.00% 12/15/20	143,000	144,430
6.125% 3/1/22	454,000	457,405
7.75% 4/1/19	500,000	526,250
Crosstex Energy 7.125% 6/1/22	165,000	191,194
#Diamondback Energy 144A 7.625% 10/1/21	742,000	803,215
Energy Transfer Equity
5.875% 1/15/24	2,112,000	2,148,960
7.50% 10/15/20	147,000	164,273
Energy XXI Gulf Coast
#144A 6.875% 3/15/24	429,000	404,333
7.50% 12/15/21	188,000	185,180
7.75% 6/15/19	445,000	445,000
9.25% 12/15/17	175,000	182,437
EP Energy
6.875% 5/1/19	129,000	135,127
7.75% 9/1/22	1,145,000	1,216,563
9.375% 5/1/20	858,000	939,510
EXCO Resources 8.50% 4/15/22	507,000	482,917
Genesis Energy
5.625% 6/15/24	429,000	414,521
5.75% 2/15/21	375,000	367,969
7.875% 12/15/18	315,000	329,175
Halcon Resources
9.25% 2/15/22	860,000	861,075
9.75% 7/15/20	251,000	256,647

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Hiland Partners
#144A 5.50% 5/15/22	280,000	$273,000
#144A 7.25% 10/1/20	1,000,000	1,065,000
Hilcorp Energy I
#144A 5.00% 12/1/24	995,000	958,931
#144A 7.625% 4/15/21	1,365,000	1,443,487
#144A 8.00% 2/15/20	323,000	338,746
Holly Energy Partners 6.50% 3/1/20	137,000	141,795
#Jones Energy Holdings 144A 6.75% 4/1/22	465,000	466,163
#Jupiter Resources 144A 8.50% 10/1/22	950,000	845,500
Kinder Morgan
#144A 5.00% 2/15/21	323,000	338,343
#144A 5.625% 11/15/23	323,000	344,803
Kodiak Oil & Gas
5.50% 1/15/21	210,000	213,150
5.50% 2/1/22	248,000	250,480
Laredo Petroleum 7.375% 5/1/22	76,000	80,180
Linn Energy 6.50% 9/15/21	567,000	555,660
MarkWest Energy Partners
4.50% 7/15/23	256,000	249,600
5.50% 2/15/23	1,250,000	1,284,375
6.25% 6/15/22	78,000	82,485
6.75% 11/1/20	565,000	598,900
MEG Energy
#144A 6.375% 1/30/23	580,000	587,975
#144A 6.50% 3/15/21	300,000	309,000
#144A 7.00% 3/31/24	265,000	274,937
#Memorial Resource Development 144A 5.875% 7/1/22	1,111,000	1,088,780
Murphy Oil USA 6.00% 8/15/23	95,000	99,513
Newfield Exploration
5.625% 7/1/24	694,000	746,050
5.75% 1/30/22	400,000	431,000
6.875% 2/1/20	100,000	104,750
7.125% 5/15/18	425,000	437,378
Oasis Petroleum 6.875% 3/15/22	650,000	689,000
Peabody Energy
6.25% 11/15/21	2,140,000	1,998,225
6.50% 9/15/20	325,000	305,500
Penn Virginia Resource Partners 6.50% 5/15/21	87,000	91,567
#Precision Drilling 144A 5.25% 11/15/24	631,000	610,493
QEP Resources
5.25% 5/1/23	733,000	714,675
5.375% 10/1/22	1,062,000	1,046,070
6.875% 3/1/21	1,335,000	1,455,150

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Range Resources
5.00% 8/15/22	210,000	$215,775
5.00% 3/15/23	210,000	217,350
5.75% 6/1/21	215,000	226,825
6.75% 8/1/20	10,000	10,575
Regency Energy Partners
4.50% 11/1/23	133,000	129,343
5.00% 10/1/22	360,000	355,050
5.50% 4/15/23	1,245,000	1,266,787
5.875% 3/1/22	500,000	522,500
6.50% 7/15/21	370,000	390,350
#Rockies Express Pipeline 144A 6.00% 1/15/19	250,000	261,250
#Rose Rock Midstream 144A 5.625% 7/15/22	297,000	294,773
Rosetta Resources
5.625% 5/1/21	1,025,000	1,004,500
5.875% 6/1/22	933,000	934,166
5.875% 6/1/24	421,000	414,159
#RSP Permian 144A 6.625% 10/1/22	246,000	247,845
Sabine Oil & Gas 9.75% 2/15/17	313,000	317,695
Sabine Pass Liquefaction
5.625% 2/1/21	400,000	413,000
5.625% 4/15/23	1,773,000	1,799,595
#144A 5.75% 5/15/24	490,000	499,187
#144A 6.25% 3/15/22	490,000	516,337
Samson Investment 9.75% 2/15/20	1,090,000	994,625
#Sanchez Energy 144A 6.125% 1/15/23	44,000	43,683
SandRidge Energy 7.50% 3/15/21	220,000	215,600
#Sea Trucks Group 144A 9.00% 3/26/18	800,000	757,000
SemGroup 7.50% 6/15/21	266,000	280,630
#Seventy Seven Energy 144A 6.50% 7/15/22	756,000	746,550
#Shelf Drilling Holdings 144A 8.625% 11/1/18	225,000	237,375
SM Energy
5.00% 1/15/24	400,000	384,000
6.50% 11/15/21	910,000	966,875
6.50% 1/1/23	700,000	731,500
6.625% 2/15/19	665,000	693,263
#Southern Star Central 144A 5.125% 7/15/22	250,000	249,375
Stone Energy 7.50% 11/15/22	1,214,000	1,256,854
Summit Midstream Holdings
5.50% 8/15/22	225,000	221,063
7.50% 7/1/21	185,000	198,875

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Swift Energy
7.875% 3/1/22	843,000	$847,215
8.875% 1/15/20	308,000	315,700
#Talos Production 144A 9.75% 2/15/18	547,000	566,145
Targa Resources Partners
5.25% 5/1/23	850,000	871,250
6.375% 8/1/22	54,000	57,780
6.875% 2/1/21	485,000	520,163
#Teine Energy 144A 6.875% 9/30/22	465,000	458,606
Tesoro 5.125% 4/1/24	230,000	223,387
Tesoro Logistics
5.875% 10/1/20	1,656,000	1,722,240
6.125% 10/15/21	450,000	466,875
Ultra Petroleum
#144A 5.75% 12/15/18	805,000	813,050
#144A 6.125% 10/1/24	679,000	651,840
Vanguard Natural Resources 7.875% 4/1/20	260,000	270,400
W&T Offshore 8.50% 6/15/19	1,140,000	1,185,600
Western Refining 6.25% 4/1/21	414,000	416,070
Westmoreland Coal 10.75% 2/1/18	560,000	589,400
Whiting Petroleum 5.00% 3/15/19	875,000	903,437
WPX Energy
5.25% 1/15/17	290,000	303,050
5.25% 9/15/24	526,000	511,535
6.00% 1/15/22	2,766,000	2,865,576

		86,655,914

Paper & Forest Products–0.34%
#Cascades 144A 5.50% 7/15/22	530,000	516,087
Clearwater Paper 4.50% 2/1/23	180,000	172,800
#144A 5.375% 2/1/25	450,000	445,500
Louisiana-Pacific 7.50% 6/1/20	117,000	125,190
Resolute Forest Products 5.875% 5/15/23	75,000	69,703
#Sappi Papier Holding Gmbh 144A 8.375% 6/15/19	200,000	216,500
Unifrax I
#144A 7.50% 2/15/19	350,000	355,250
#144A 7.50% 2/15/19	280,000	284,200

		2,185,230

Personal Products–0.03%
Revlon Consumer Products 5.75% 2/15/21	194,000	191,090

		191,090

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals–1.40%
#~Capsugel PIK 144A 7.00% 5/15/19	240,000	$239,850
Catamaran 4.75% 3/15/21	185,000	178,409
Endo Finance
#144A 5.75% 1/15/22	675,000	668,250
#144A 7.00% 7/15/19	120,000	126,150
#144A 7.00% 12/15/20	365,000	382,794
#Grifols Worldwide Operations 144A 5.25% 4/1/22	480,000	475,200
Par Pharmaceutical 7.375% 10/15/20	600,000	628,500
#Salix Pharmaceuticals 144A 6.00% 1/15/21	350,000	379,750
Valeant Pharmaceuticals International
#144A 5.625% 12/1/21	750,000	749,063
#144A 6.375% 10/15/20	1,200,000	1,237,500
#144A 6.75% 10/1/17	35,000	36,232
#144A 6.75% 8/15/18	709,000	749,767
#144A 6.75% 8/15/21	300,000	312,375
#144A 6.875% 12/1/18	450,000	466,313
#144A 7.00% 10/1/20	875,000	918,750
#144A 7.25% 7/15/22	675,000	714,656
#144A 7.50% 7/15/21	717,000	769,879

		9,033,438

Professional Services–0.11%
FTI Consulting
6.00% 11/15/22	125,000	127,187
6.75% 10/1/20	480,000	501,000
#~Jaguar Holding I PIK 144A 9.375% 10/15/17	90,000	91,125

		719,312

Real Estate Investment Trusts–0.22%
CNL Lifestyle Properties 7.25% 4/15/19	305,000	314,913
Crown Castle International 4.875% 4/15/22	400,000	389,750
DuPont Fabros Technology 5.875% 9/15/21	445,000	455,013
RHP Hotel Properties 5.00% 4/15/21	244,000	239,120

		1,398,796

Real Estate Management & Development–0.27%
CBRE Services
5.00% 3/15/23	945,000	940,181
6.625% 10/15/20	35,000	36,887
Kennedy-Wilson 5.875% 4/1/24	304,000	306,280
#Mattamy Group 144A 6.50% 11/15/20	458,000	459,145

		1,742,493

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Road & Rail–1.23%
#Ashtead Capital 144A 6.50% 7/15/22	625,000	$665,625
Avis Budget Car Rental 9.75% 3/15/20	545,000	602,225
#CEVA Group 144A 4.00% 5/1/18	215,000	201,831
Hertz
6.75% 4/15/19	382,000	395,847
7.375% 1/15/21	595,000	630,700
#Jurassic Holdings III 144A
6.875% 2/15/21	755,000	756,887
PHI 5.25% 3/15/19	292,000	294,555
United Rentals North America
5.75% 7/15/18	103,000	107,893
5.75% 11/15/24	120,000	121,800
6.125% 6/15/23	1,943,000	2,006,147
7.375% 5/15/20	200,000	213,500
7.625% 4/15/22	267,000	291,697
8.375% 9/15/20	1,300,000	1,404,000
#XPO Logistics 144A 7.875% 9/1/19	247,000	256,263

		7,948,970

Semiconductors & Semiconductor Equipment–1.02%
Advanced Micro Devices
6.75% 3/1/19	488,000	495,320
7.00% 7/1/24	460,000	441,600
7.75% 8/1/20	708,000	722,160
Amkor Technology
6.625% 6/1/21	165,000	172,837
7.375% 5/1/18	450,000	469,125
CommScope
#144A 5.00% 6/15/21	428,000	421,580
#144A 5.50% 6/15/24	402,000	396,975
#Entegris 144A 6.00% 4/1/22	202,000	206,040
Freescale Semiconductor
#144A 5.00% 5/15/21	490,000	483,875
#144A 6.00% 1/15/22	263,000	267,603
8.05% 2/1/20	99,000	105,435
Micron Technology
#144A 5.50% 2/1/25	800,000	786,000
#144A 5.875% 2/15/22	181,000	187,787
NXP
#144A 3.50% 9/15/16	200,000	201,000
#144A 3.75% 6/1/18	420,000	414,750
#144A 5.75% 2/15/21	200,000	204,000
#144A 5.75% 3/15/23	200,000	203,000
#Sensata Technologies 144A 4.875% 10/15/23	435,000	421,950

		6,601,037

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Software–0.56%
Activision Blizzard
#144A 5.625% 9/15/21	270,000	$281,475
#144A 6.125% 9/15/23	1,100,000	1,171,500
Audatex North America
#144A 6.00% 6/15/21	640,000	659,200
#144A 6.125% 11/1/23	105,000	108,150
#~Infor Software Parent PIK 144A 7.125% 5/1/21	402,000	399,990
Infor US 9.375% 4/1/19	535,000	579,806
#Nuance Communications 144A 5.375% 8/15/20	403,000	395,947

		3,596,068

Specialty Retail–1.15%
AutoNation 5.50% 2/1/20	100,000	109,250
#~Chinos Intermediate Holdings A PIK 144A 7.75% 5/1/19	228,000	216,600
Claire’s Stores
#144A 6.125% 3/15/20	1,074,000	993,450
8.875% 3/15/19	1,075,000	897,625
#144A 9.00% 3/15/19	2,417,000	2,477,425
First Cash Financial Services 6.75% 4/1/21	175,000	182,875
#Guitar Center 144A 6.50% 4/15/19	433,000	391,865
L Brands 5.625% 10/15/23	500,000	523,750
PC Nextco Holdings 8.75% 8/15/19	300,000	303,000
Penske Automotive Group 5.75% 10/1/22	130,000	132,600
QVC 5.125% 7/2/22	75,000	78,920
#Radio Systems 144A 8.375% 11/1/19	475,000	509,437
Sally Holdings 5.50% 11/1/23	615,000	621,150

		7,437,947

Textiles, Apparel & Luxury Goods–0.02%
PVH 4.50% 12/15/22	124,000	121,830

		121,830

Trading Companies & Distributors–0.27%
Aircastle
6.25% 12/1/19	318,000	336,285
7.625% 4/15/20	460,000	516,350
H&E Equipment Services 7.00% 9/1/22	811,000	869,797

		1,722,432

Wireless Telecommunication Services–4.03%
Crown Castle International 5.25% 1/15/23	250,000	249,063
MetroPCS Wireless 6.625% 11/15/20	1,014,000	1,045,687

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Wireless Telecommunication Services (continued)
MetroPCS Wireless (continued) 7.875% 9/1/18	45,000	$46,794
‡NII Capital 7.625% 4/1/21	2,354,000	459,030
NII International Telecom
#‡144A 7.875% 8/15/19	1,102,000	746,605
#‡144A 11.375% 8/15/19	402,000	272,355
#SBA Communications 144A 4.875% 7/15/22	683,000	657,387
SBA Telecommunications 5.75% 7/15/20	232,000	237,220
#SoftBank 144A 4.50% 4/15/20	1,165,000	1,166,456
Sprint
#144A 7.125% 6/15/24	437,000	441,916
#144A 7.25% 9/15/21	243,000	253,631
#144A 7.875% 9/15/23	2,217,000	2,355,563
Sprint Capital
6.90% 5/1/19	1,111,000	1,173,494
8.75% 3/15/32	1,633,000	1,790,176
Sprint Nextel
6.00% 11/15/22	1,190,000	1,158,763
#144A 7.00% 3/1/20	930,000	1,021,837
7.00% 8/15/20	1,250,000	1,309,375
#144A 9.00% 11/15/18	860,000	995,450
9.125% 3/1/17	334,000	377,420
11.50% 11/15/21	90,000	115,650
T-Mobile USA
5.25% 9/1/18	476,000	492,065
6.00% 3/1/23	414,000	414,517
6.125% 1/15/22	451,000	454,946
6.25% 4/1/21	793,000	803,904
6.375% 3/1/25	414,000	414,000
6.464% 4/28/19	325,000	338,406
6.50% 1/15/24	129,000	130,935
6.625% 4/1/23	833,000	855,907
6.633% 4/28/21	591,000	607,991
6.731% 4/28/22	2,153,000	2,209,516
6.836% 4/28/23	1,089,000	1,123,031
#West 144A 5.375% 7/15/22	1,017,000	940,725
Wind Acquisition Finance
#144A 4.75% 7/15/20	745,000	717,063
#144A 7.375% 4/23/21	595,000	599,463

		25,976,341

Total Corporate Bonds (Cost $570,629,378)		575,236,610

«SENIOR SECURED LOANS–5.96%
Albertson’s Holdings Tranche B4 1st Lien 5.50% 8/8/21	1,600,000	1,594,832

LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Alliance HealthCare Services Tranche B 4.25% 5/31/19	221,337	$220,852
Alon USA Partners Tranche B 1st Lien 9.25% 11/13/18	70,958	72,377
Altice Financing 5.50% 7/15/19	397,000	401,301
American Casino & Entertainment Properties Tranche B 1st Lien 4.50% 7/3/19	320,938	318,932
Avago Technologies Tranche B 1st Lien 3.75% 4/16/21	472,815	469,212
Avaya Tranche B-3 4.50% 10/27/17	158,894	151,819
Avaya Tranche B6 6.50% 3/31/18	97,981	97,389
Axalta Coating Systems US Holdings 1st Lien 4.00% 2/1/20	362,590	356,056
AZ Chem US 2nd Lien 7.50% 6/9/22	174,000	175,377
Carestream Health Tranche B 5.00% 6/5/19	181,868	181,884
Catalent Pharma Solutions 6.50% 12/31/17	128,864	129,186
CDW 3.25% 4/25/20	197,001	192,622
CEVA Group Canadian 6.50% 3/19/21	8,333	8,089
CEVA Group Dutch 6.50% 3/19/21	48,329	46,919
CEVA Group Pre-Funded L 6.50% 3/19/21	46,059	44,677
CEVA Group Tranche B 6.50% 3/14/21	66,660	64,716
Chrysler Group Tranche B 1st Lien 3.50% 5/24/17	685,010	680,516
Cincinnati Bell Tranche B 1st Lien 4.00% 8/20/20	316,800	314,424
Clear Channel Communications Tranche B 3.65% 1/29/16	287,158	284,970
Clear Channel Communications Tranche D 6.75% 1/30/19	2,682,692	2,570,596
Clear Channel Communications Tranche E 1st Lien 7.50% 7/30/19	850,642	836,211

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Dell Tranche B 4.50% 3/24/20	1,068,923	$1,063,027
Delta Air Lines Tranche B1 3.25% 10/18/18	982,500	961,253
Dole Food Tranche B 4.50% 11/1/18	783,333	777,262
Donnelley (R.H.) 9.00% 12/31/16	410,074	302,019
Ducommun Tranche B 5.50% 6/30/17	72,451	72,451
EMI Music Publishing Tranche B 1st Lien 3.75% 6/29/18	89,581	88,293
Energy Future Intermediate Holding 1st Lien 4.25% 6/6/16	305,118	304,229
Entercom Radio Tranche B2 4.00% 11/23/18	69,867	69,779
Fieldwood Energy 2nd Lien 8.375% 9/30/20	1,095,000	1,100,749
First Data Corp Tranche B1 3.50% 9/24/18	213,043	208,938
Floatel International Tranche B 1st Lien 6.00% 5/22/20	390,346	383,515
Formula One Tranche B 2nd Lien 7.75% 7/29/22	825,000	823,453
Freedom Group Operating Tranche B 5.50% 4/2/19	339,733	339,733
Freescale Semiconductor Tranche B4 4.25% 3/1/20	295,517	291,592
Freescale Semiconductor Tranche B5 5.00% 1/15/21	564,300	563,200
Go Daddy Tranche B 1st Lien 4.75% 5/13/21	404,985	399,925
Graton Resort & Casino Tranche B 9.00% 8/3/18	137,684	141,671
Harland Clarke Holdings Tranche B 5.25% 6/30/17	68,306	68,427
Heinz (H.J.) Tranche B2 1st Lien 3.50% 6/5/20	1,784,695	1,765,287
Intrawest Tranche 1st Lien 5.50% 11/27/20	275,556	276,475
Inventiv Health Tranche B4 1st Lien 7.75% 5/15/18	288,875	287,071

LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
J Crew Group Tranche B 1st Lien 4.00% 2/28/21	961,202	$915,718
McGraw- Hill Global Education 1st Lien 5.75% 3/22/19	191,343	192,060
MEG Energy Tranche B 3.75% 3/31/20	111,556	111,117
Ocean Rig (Drillship) Tranche B 1st Lien 5.50% 7/18/21	368,852	358,708
OCI Beaumont Tranche B3 1st Lien 5.00% 8/20/19	118,913	119,359
Penney (J.C.) 1st Lien 6.00% 5/21/18	1,086,250	1,085,978
Pinnacle Foods Tranche H 1st Lien 3.25% 4/29/20	496,250	486,856
Quickrete 2nd Lien 7.00% 3/19/21	87,960	88,656
Radio One Tranche B 7.50% 3/7/16	530,965	539,925
Realogy 4.25% 10/10/16	10,637	10,537
Rite Aid 2nd Lien 4.875% 6/13/21	1,038,889	1,035,642
Rite Aid Tranche 1 2nd Lien 5.75% 8/3/20	155,000	157,471
ROC Finance 1st Lien 5.00% 3/27/19	912,667	876,922
Sabine Oil & Gas 2nd Lien 8.75% 12/31/18	466,667	467,542
Scientific Games International 4.25% 5/22/20	316,168	310,637
Sears Tranche B 5.50% 6/30/18	808,888	789,426
Serta Simmons Holdings Tranche B 1st Lien 5.00% 8/29/19	393,564	390,614
Shelf Drilling MidCo 1st Lien 10.00% 10/7/18	300,000	302,250
Shingle Springs Tribal Gaming Authority Tranche B 6.25% 8/19/19	363,750	372,844
Stallion Oilfield Holdings 8.00% 6/19/18	257,683	260,742
Summit Materials Tranche B 5.00% 1/30/19	171,082	170,547
Supervalu 1st Lien 4.50% 3/21/19	1,544,760	1,519,125
Syniverse Holdings 1st Lien 4.00% 4/23/19	512,877	504,971

	Principal	Value
	Amount°	(U.S. $)

«SENIOR SECURED LOANS (continued)
Texas Competitive Electric Holdings
3.75% 5/5/16	436,921	$439,654
4.65% 10/10/17	4,705,000	3,494,780
Tribune Tranche B 1st Lien 4.00% 11/20/20	553,268	546,787
Univision Communications 1st Lien 4.00% 3/1/20	206,850	203,174
Univision Communications Tranche C4 4.00% 3/1/20	864,395	849,541
UPC Broadband Holding Tranche AH 3.25% 6/30/21	170,000	165,963
Vantage Energy Tranche 2nd Lien 8.50% 12/2/18	167,097	166,679
@Vertis 11.50% 12/20/15	243,194	10,944
Visant Tranche 1st Lien 7.00% 9/23/21	650,000	644,043
Wabash National Tranche B 6.00% 4/17/19	131,850	131,438
Weather Channel 1st Lien 3.50% 2/13/17	510,000	502,138
WMG Acquisition 1st Lien 3.75% 7/7/20	323,367	312,757
XO Communications 4.25% 3/5/21	191,538	189,861
Zayo Group Tranche B 1st Lien 4.00% 7/2/19	198,479	195,986

Total Senior Secured Loans (Cost $39,003,393)		38,422,698

	Number of Shares

COMMON STOCK–0.11%
†Dynegy	2,750	79,365
†@=Escrow Dynegy Holdings	1,000,000	0
†@=General Maritime	85	929
†@Motors Liquidation	425,000	43
†@Motors Liquidation	400,000	40
†@Motors Liquidation	325,000	33
@Newpage	6,426	597,618

Total Common Stock (Cost $818,180)		678,028

LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

	Number of	Value
	Shares	(U.S. $)

PREFERRED STOCK–0.49%
#Ally Financial 144A 7.00%	1,442	$1,450,562
•Bank of America 8.125%	250,000	271,898
•Hartford Financial Services Group 7.875%	5,600	165,704
•XL Group 3.354%	1,505	1,262,789

Total Preferred Stock (Cost $2,846,288)		3,150,953

WARRANT–0.00%
@=General Maritime exercise price $42.50, expiration date 5/17/17	132	0

Total Warrant (Cost $0)		0

	Number of	Value
	Shares	(U.S. $)

MONEY MARKET FUND–4.20%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	27,077,028	$27,077,027

Total Money Market Fund (Cost $27,077,028)		27,077,027

TOTAL VALUE OF SECURITIES–99.97% (Cost $640,374,267)	644,565,316
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	217,166

NET ASSETS APPLICABLE TO 55,457,365 SHARES OUTSTANDING–100.00%	$644,782,482

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $220,296,543, which represents 34.17% of the Fund’s net assets.

~	100% of the income received on this PIK security was in the form of cash.

†	Non-income producing for the period.

•	Variable rate security. The rate shown is the rate as of September 30, 2014. Interest rates reset periodically.

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $609,607, which represents 0.09% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2014, the aggregate value of fair valued securities was $929, which represents 0.00% of the Fund’s net assets.

«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at September 30, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

PIK–Pay-in-kind

LVIP JPMorgan High Yield Fund–17

LVIP JPMorgan High Yield Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$79,365	$—	$598,663	$678,028
Corporate Debt	—	613,659,308	—	613,659,308
Money Market Fund	27,077,027	—	—	27,077,027
Preferred Stock	165,704	2,985,249	—	3,150,953

Total	$27,322,096	$616,644,557	$598,663	$644,565,316

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP JPMorgan High Yield Fund–18

LVIP Managed Risk American Balanced Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–99.65%
Asset Allocation Fund–19.23%
²American Funds®–Capital Income Builder	5,666,875	$338,142,424

		338,142,424

Equity Funds–21.20%
²American Funds®–AMCAP Fund	4,697,177	135,278,695
American Mutual Fund	4,185,472	153,062,700
American Funds Insurance Series®–Growth-Income Fund	1,626,273	84,549,932

		372,891,327

Fixed Income Funds–42.02%
²American Funds®–Intermediate Bond Fund of America	6,385,934	86,146,252
American Funds Insurance Series®–Bond Fund	38,655,836	429,852,901
High-Income Bond Fund	6,054,867	67,935,607
Mortgage Bond Fund	6,468,499	68,954,202
U.S. Government/AAA-Rated Securities Fund	6,953,000	86,078,139

		738,967,101

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–11.39%
²American Funds®–EuroPacific Growth Fund	1,712,146	$83,381,519
New Perspective Fund	881,463	33,680,697
American Funds Insurance Series®–Global Growth Fund	616,654	16,859,319
Global Small Capitalization Fund	2,571,830	66,301,789

		200,223,324

International Fixed Income Fund–2.89%
American Funds Insurance Series®–Global Bond Fund	4,209,744	50,895,805

		50,895,805

Money Market Fund–2.92%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional Shares	51,257,014	51,257,014

		51,257,014

Total Investment Companies (Cost $1,669,079,764)		1,752,376,995

TOTAL VALUE OF SECURITIES–99.65% (Cost $1,669,079,764)	1,752,376,995
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	6,163,811

NET ASSETS APPLICABLE TO 155,722,379 SHARES OUTSTANDING–100.00%	$1,758,540,806

²	Class R6 shares.

Class 1 shares.

«	Includes $6,565,500 cash and $2,628,477 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
281 British Pound Currency	$28,437,343	$28,435,444	12/16/14	$(1,899)
245 E-mini MSCI Emerging Markets Index	13,126,514	12,283,075	12/22/14	(843,439)
75 E-mini Russell 2000 Index	8,679,827	8,224,500	12/22/14	(455,327)
1,015 E-mini S&P 500 Index	100,622,598	99,749,125	12/22/14	(873,473)
57 E-mini S&P MidCap 400 Index	8,055,708	7,782,780	12/22/14	(272,928)
86 Euro Currency	13,732,227	13,582,625	12/16/14	(149,602)
176 Euro STOXX 50 Index	7,129,567	7,164,909	12/22/14	35,342
469 FTSE 100 Index	51,343,847	50,221,345	12/22/14	(1,122,502)
24 Japanese Yen Currency	2,737,858	2,736,000	12/16/14	(1,858)

	$233,865,489			$(3,685,686)

LVIP Managed Risk American Balanced Allocation Fund–1

LVIP Managed Risk American Balanced Allocation Fund

Schedule of Investments (unaudited) (continued)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$1,752,376,995

Futures Contracts	$(3,685,686)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk American Balanced Allocation Fund–2

LVIP Managed Risk American Growth Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES–99.69%
Asset Allocation Fund–16.35%
²American Funds®–Capital Income Builder	9,663,557	$576,624,465

		576,624,465

Equity Funds–28.91%
²American Funds®–AMCAP Fund	11,780,213	339,270,125
American Mutual Fund	9,326,951	341,086,585
American Funds Insurance Series®–Growth-Income Fund	6,525,246	339,247,538

		1,019,604,248

Fixed Income Funds–22.47%
²American Funds®–Intermediate Bond Fund of America	7,686,733	103,694,032
American Funds Insurance Series®–Bond Fund	43,427,987	482,919,218
High-Income Bond Fund	9,110,370	102,218,347
Mortgage Bond Fund	9,732,632	103,749,854

		792,581,451

	Number of	Value
	Shares	(U.S. $)

INVESTMENT COMPANIES (continued)
International Equity Funds–25.59%
²American Funds®–EuroPacific Growth Fund	8,243,880	$401,476,932
New Perspective Fund	5,305,190	202,711,301
American Funds Insurance Series®–Global Growth Fund	1,237,136	33,823,289
Global Small Capitalization Fund	6,449,639	166,271,692
New World Fund	4,384,586	98,477,800

		902,761,014

International Fixed Income Fund–2.89%
American Funds Insurance Series®–Global Bond Fund	8,445,532	102,106,486

		102,106,486

Money Market Fund–3.48%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	122,706,079	122,706,079

		122,706,079

Total Investment Companies (Cost $3,317,598,296)		3,516,383,743

TOTAL VALUE OF SECURITIES–99.69% (Cost $3,317,598,296)	3,516,383,743
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.31%	10,792,531

NET ASSETS APPLICABLE TO 299,911,506 SHARES OUTSTANDING–100.00%	$3,527,176,274

²	Class R6 shares.
Class 1 shares.
«	Includes $12,981,800 cash and $5,445,012 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
557 British Pound Currency	$56,352,954	$56,364,919	12/16/14	$11,965
724 E-mini MSCI Emerging Markets Index	38,923,492	36,297,740	12/22/14	(2,625,752)
128 E-mini Russell 2000 Index	14,838,011	14,036,480	12/22/14	(801,531)
1,832 E-mini S&P 500 Index	181,588,586	180,039,800	12/22/14	(1,548,786)
150 E-mini S&P MidCap 400 Index	21,213,160	20,481,000	12/22/14	(732,160)
203 Euro Currency	32,458,891	32,061,312	12/16/14	(397,579)
434 Euro STOXX 50 Index	17,586,346	17,668,015	12/22/14	81,669
924 FTSE 100 Index	101,096,514	98,943,545	12/22/14	(2,152,969)
81 Japanese Yen Currency	9,241,284	9,234,000	12/16/14	(7,284)

	$473,299,238			$(8,172,427)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP Managed Risk American Growth Allocation Fund–1

LVIP Managed Risk American Growth Allocation Fund

Schedule of Investments (unaudited) (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$3,516,383,743

Futures Contracts	$(8,172,427)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk American Growth Allocation Fund–2

LVIP Managed Risk Profile Conservative Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–88.93%
Equity Funds–20.52%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Large Cap 100 Fund	1,697,823	$26,570,932
†LVIP SSgA Mid-Cap Index Fund	2,719,062	25,931,695
LVIP SSgA S&P 500 Index Fund	14,275,680	204,242,155
LVIP SSgA Small-Cap Index Fund	1,027,683	25,635,546

		282,380,328

Fixed Income Funds–54.09%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	2,552,383	26,731,111
LVIP Delaware Bond Fund	35,635,937	501,148,181
LVIP Delaware Diversified Floating Rate Fund	5,296,611	54,258,486
LVIP JPMorgan High Yield Fund	4,600,790	53,516,391
†LVIP PIMCO Low Duration Bond Fund	5,416,947	54,407,816
LVIP SSgA Bond Index Fund	4,741,903	54,261,599

		744,323,584

International Equity Funds–10.40%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	1,377,831	12,692,577
LVIP MFS International Growth Fund	1,840,383	26,067,178
LVIP Mondrian International Value Fund	1,417,755	26,348,981
LVIP SSgA Developed International 150 Fund	2,633,899	25,946,536
LVIP SSgA International Index Fund	5,618,708	52,141,608

		143,196,880

International Fixed Income Fund–3.92%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	4,642,286	53,924,789

		53,924,789

Total Affiliated Investment Companies (Cost $1,085,153,763)		1,223,825,581

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–10.67%
Equity Funds–3.59%
*Delaware VIP® Trust– Delaware VIP U.S. Growth Series	1,616,699	$20,855,423
Delaware VIP Value Series	551,478	15,612,351
XFidelity® Variable Life Insurance Products–Fidelity VIP Mid Cap Portfolio	355,811	12,976,419

		49,444,193

Fixed Income Funds–3.92%
²American Funds®–American Funds Mortgage Fund	1,961,454	19,947,985
*Delaware VIP® Trust–Delaware VIP Diversified Income Series	3,164,799	34,053,242

		54,001,227

International Equity Fund–0.90%
Ishares MSCI Emerging Markets ETF	296,525	12,323,579

		12,323,579

Money Market Fund–2.26%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	31,072,123	31,072,123

		31,072,123

Total Unaffiliated Investment Companies (Cost $119,823,254)		146,841,122

TOTAL VALUE OF SECURITIES–99.60% (Cost $1,204,977,017)	1,370,666,703
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.40%	5,529,863

NET ASSETS APPLICABLE TO 98,159,186 SHARES OUTSTANDING–100.00%	$1,376,196,566

²	Class R6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

«	Includes $5,180,000 cash and $1,773,808 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

X	Initial Class.

LVIP Managed Risk Profile Conservative Fund–1

LVIP Managed Risk Profile Conservative Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
162 British Pound Currency	$16,395,823	$16,393,387	12/16/14	$(2,436)
107 E-mini MSCI Emerging Markets Index	5,735,366	5,364,445	12/22/14	(370,921)
75 E-mini Russell 2000 Index	8,668,660	8,224,500	12/22/14	(444,160)
745 E-mini S&P 500 Index	74,023,759	73,214,875	12/22/14	(808,884)
95 E-mini S&P MidCap 400 Index	13,259,446	12,971,300	12/22/14	(288,146)
83 Euro Currency	13,400,129	13,108,813	12/16/14	(291,316)
366 Euro STOXX 50 Index	14,841,955	14,899,755	12/22/14	57,800
67 FTSE 100 Index	7,346,685	7,174,478	12/22/14	(172,207)
53 Japanese Yen Currency	6,177,924	6,042,000	12/16/14	(135,924)
36 Nikkei 225 Index (OSE)	5,153,012	5,311,449	12/12/14	158,437

	$165,002,759			$(2,297,757)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$1,370,666,703

Futures Contracts	$(2,297,757)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile Conservative Fund–2

LVIP Managed Risk Profile Moderate Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.92%
Equity Funds–31.10%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Large Cap 100 Fund	17,046,601	$266,779,301
†LVIP SSgA Mid-Cap Index Fund	13,651,523	130,194,577
LVIP SSgA S&P 500 Index Fund	99,261,118	1,420,128,812
LVIP SSgA Small-Cap Index Fund	7,739,715	193,067,180
†LVIP T. Rowe Price Growth Stock Fund	2,235,511	66,848,496
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,137,534	66,158,048

		2,143,176,414

Fixed Income Funds–35.05%
*Lincoln Variable Insurance Products Trust–LVIP BlackRock Inflation Protected Bond Fund	12,814,097	134,202,043
LVIP Delaware Bond Fund	99,396,202	1,397,808,793
LVIP Delaware Diversified Floating Rate Fund	19,940,906	204,274,643
LVIP JPMorgan High Yield Fund	17,322,291	201,492,890
†LVIP PIMCO Low Duration Bond Fund	27,191,832	273,114,759
LVIP SSgA Bond Index Fund	17,853,218	204,294,375

		2,415,187,503

International Equity Funds–18.86%
*Lincoln Variable Insurance Products Trust–LVIP Clarion Global Real Estate Fund	13,839,125	127,486,022
LVIP MFS International Growth Fund	18,480,024	261,751,055
LVIP Mondrian International Value Fund	10,676,966	198,431,417
LVIP SSgA Developed International 150 Fund	19,836,445	195,408,817
LVIP SSgA Emerging Markets 100 Fund	12,599,319	123,523,724
LVIP SSgA International Index Fund	42,315,215	392,685,198

		1,299,286,233

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.91%
*Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	29,136,280	$338,447,032

		338,447,032

Total Affiliated Investment Companies (Cost $5,457,084,177)		6,196,097,182

UNAFFILIATED INVESTMENT COMPANIES–9.75%
Commodity Fund–0.93%
**PIMCO CommodityRealReturn Strategy Portfolio	12,255,276	63,972,542

		63,972,542

Equity Funds–2.74%
*Delaware VIP® Trust– Delaware VIP U.S. Growth Series	4,476,338	57,744,761
Delaware VIP Value Series	2,327,972	65,904,899
XFidelity® Variable Life Insurance Products– Fidelity VIP Mid Cap Portfolio	1,786,412	65,150,435

		188,800,095

Fixed Income Funds–1.42%
²American Funds®– American Funds Mortgage Fund	1,725,667	17,550,033
*Delaware VIP® Trust– Delaware VIP Diversified Income Series	7,434,604	79,996,344

		97,546,377

International Equity Fund–1.80%
Ishares MSCI Emerging Markets ETF	2,987,273	124,151,066

		124,151,066

Money Market Fund–2.86%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	197,451,095	197,451,095

		197,451,095

Total Unaffiliated Investment Companies (Cost $606,636,646)		671,921,175

TOTAL VALUE OF SECURITIES–99.67% (Cost $6,063,720,823)	6,868,018,357
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.33%	23,074,195

NET ASSETS APPLICABLE TO 483,494,929 SHARES OUTSTANDING–100.00%	$6,891,092,552

²	Class R6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $25,831,300 cash and $9,331,094 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

LVIP Managed Risk Profile Moderate Fund–1

LVIP Managed Risk Profile Moderate Fund

Schedule of Investments (continued)

X	Initial Class.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
890 British Pound Currency	$90,074,712	$90,062,438	12/16/14	$(12,274)
1,123 E-mini MSCI Emerging Markets Index	60,250,213	56,301,605	12/22/14	(3,948,608)
372 E-mini Russell 2000 Index	42,997,858	40,793,520	12/22/14	(2,204,338)
3,442 E-mini S&P 500 Index	341,999,702	338,262,550	12/22/14	(3,737,152)
451 E-mini S&P MidCap 400 Index	63,191,288	61,579,540	12/22/14	(1,611,748)
420 Euro Currency	67,780,855	66,333,750	12/16/14	(1,447,105)
1,936 Euro STOXX 50 Index	78,435,883	78,814,003	12/22/14	378,120
353 FTSE 100 Index	38,687,132	37,799,861	12/22/14	(887,271)
277 Japanese Yen Currency	32,250,815	31,578,000	12/16/14	(672,815)
177 Nikkei 225 Index (OSE)	25,336,607	26,114,621	12/12/14	778,014

	$841,005,065			$(13,365,177)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$6,868,018,357

Futures Contracts	$(13,365,177)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile Moderate Fund–2

LVIP Managed Risk Profile Growth Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–91.72%
Equity Funds–37.61%
*Lincoln Variable Insurance Products Trust–LVIP SSgA Large Cap 100 Fund	20,749,025	$324,722,237
†LVIP SSgA Mid-Cap Index Fund	16,616,452	158,471,103
LVIP SSgA S&P 500 Index Fund	159,953,909	2,288,460,574
LVIP SSgA Small-Cap Index Fund	12,560,893	313,331,477
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,818,953	80,526,433

		3,165,511,824

Fixed Income Funds–24.81%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	7,798,467	81,673,350
LVIP Delaware Bond Fund	95,647,138	1,345,085,698
LVIP Delaware Diversified Floating Rate Fund	8,090,031	82,874,273
LVIP JPMorgan High Yield Fund	14,056,290	163,502,762
†LVIP PIMCO Low Duration Bond Fund	33,097,274	332,429,020
LVIP SSgA Bond Index Fund	7,243,463	82,886,946

		2,088,452,049

International Equity Funds–24.41%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Emerging Markets RPM Fund	7,367,758	74,104,909
LVIP Clarion Global Real Estate Fund	16,844,193	155,168,701
LVIP MFS International Growth Fund	22,493,597	318,599,308
LVIP Mondrian International Value Fund	12,995,752	241,526,052
LVIP SSgA Developed International 150 Fund	24,144,723	237,849,664
LVIP SSgA Emerging Markets 100 Fund	15,402,487	151,005,978
LVIP SSgA International Index Fund	94,426,548	876,278,367

		2,054,532,979

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.89%
*Lincoln Variable Insurance Products Trust–LVIP Global Income Fund	35,463,971	$411,949,485

		411,949,485

Total Affiliated Investment Companies (Cost $6,874,423,259)		7,720,446,337

UNAFFILIATED INVESTMENT COMPANIES–7.92%
Commodity Fund–0.93%
**PIMCO CommodityRealReturn Strategy Portfolio	14,916,404	77,863,627

		77,863,627

Equity Funds–1.90%
*Delaware VIP® Trust–
Delaware VIP U.S. Growth Series	2,948,272	38,032,709
Delaware VIP Value Series	1,504,240	42,585,025
XFidelity® Variable Life Insurance Products–Fidelity VIP Mid Cap Portfolio	2,174,391	79,300,041

		159,917,775

Fixed Income Funds–0.73%
²American Funds®–
American Funds Mortgage Fund	1,602,479	16,297,207
*Delaware VIP® Trust–
Delaware VIP Diversified Income Series	4,199,355	45,185,059

		61,482,266

International Equity Fund–0.91%
Ishares MSCI Emerging Markets ETF	1,842,413	76,570,684

		76,570,684

Money Market Fund–3.45%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional Shares	290,272,753	290,272,754

		290,272,754

Total Unaffiliated Investment Companies (Cost $621,949,125)		666,107,106

TOTAL VALUE OF SECURITIES–99.64% (Cost $7,496,372,384)	8,386,553,443
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.36%	30,692,940

NET ASSETS APPLICABLE TO 616,789,561 SHARES OUTSTANDING–100.00%	$8,417,246,383

²	Class R6 shares.

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $31,488,350 cash and $12,244,543 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

X	Initial Class.

LVIP Managed Risk Profile Growth Fund–1

LVIP Managed Risk Profile Growth Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
1,178 British Pound Currency	$119,222,949	$119,206,238	12/16/14	$(16,711)
1,075 E-mini MSCI Emerging Markets Index	57,491,600	53,895,125	12/22/14	(3,596,475)
515 E-mini Russell 2000 Index	59,699,212	56,474,900	12/22/14	(3,224,312)
4,375 E-mini S&P 500 Index	434,703,281	429,953,125	12/22/14	(4,750,156)
429 E-mini S&P MidCap 400 Index	60,064,632	58,575,660	12/22/14	(1,488,972)
544 Euro Currency	87,718,098	85,918,000	12/16/14	(1,800,098)
2,461 Euro STOXX 50 Index	99,791,171	100,186,601	12/22/14	395,430
496 FTSE 100 Index	54,262,508	53,112,552	12/22/14	(1,149,956)
388 Japanese Yen Currency	45,224,392	44,232,000	12/16/14	(992,392)
266 Nikkei 225 Index (OSE)	38,071,678	39,245,703	12/12/14	1,174,025

	$1,056,249,521			$(15,449,617)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$8,386,553,443

Futures Contracts	$(15,449,617)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile Growth Fund–2

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–95.94%
Equity Funds–31.16%
*Lincoln Variable Insurance Products Trust–
LVIP Delaware Special Opportunities Fund	20,108	$832,901
†LVIP SSgA Mid-Cap Index Fund	43,712	416,882
LVIP SSgA S&P 500 Index Fund	751,047	10,745,230
LVIP SSgA Small-Cap Index Fund	49,564	1,236,367
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	20,093	423,673

		13,655,053

Fixed Income Funds–42.64%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	369,257	3,867,231
LVIP Delaware Bond Fund	61,920	870,784
LVIP Delaware Diversified Floating Rate Fund	212,857	2,180,506
LVIP JPMorgan High Yield Fund	73,956	860,260
†LVIP PIMCO Low Duration Bond Fund	174,149	1,749,156
LVIP SSgA Bond Index Fund	800,332	9,158,196

		18,686,133

International Equity Funds–15.22%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	132,915	1,224,416
LVIP SSgA International Index Fund	587,099	5,448,278

		6,672,694

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–6.92%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	261,227	$3,034,412

		3,034,412

Total Affiliated Investment Companies (Cost $31,140,457)		42,048,292

UNAFFILIATED INVESTMENT COMPANIES–3.82%
Fixed Income Fund–1.00%
çAmerican Funds®–
Mortgage Bond Fund	40,935	436,366

		436,366

International Equity Fund–0.91%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	18,598	398,739

		398,739

Money Market Fund–1.91%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	837,355	837,355

		837,355

Total Unaffiliated Investment Companies (Cost $1,468,243)		1,672,460

TOTAL VALUE OF SECURITIES–99.76% (Cost $32,608,700)	43,720,752
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.24%	105,295

NET ASSETS APPLICABLE TO 3,502,583 SHARES OUTSTANDING–100.00%	$43,826,047

†	Non-income producing for the period.

*	Standard Class shares.

ç	Class 1 shares.

«	Includes $43,900 cash and $39,021 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

LVIP Managed Risk Profile 2010 Fund–1

LVIP Managed Risk Profile 2010 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(2) British Pound Currency	$(202,323)	$(202,387)	12/16/14	$(64)
(1) E-mini MSCI Emerging Markets Index	(53,754)	(50,135)	12/22/14	3,619
(1) E-mini Russell 2000 Index	(115,914)	(109,660)	12/22/14	6,254
(5) E-mini S&P 500 Index	(496,784)	(491,375)	12/22/14	5,409
(1) E-mini S&P MidCap 400 Index	(142,434)	(136,540)	12/22/14	5,894
(1) Euro Currency	(161,437)	(157,938)	12/16/14	3,499
(7) Euro STOXX 50 Index	(283,460)	(284,968)	12/22/14	(1,508)
(2) FTSE 100 Index	(219,268)	(214,163)	12/22/14	5,105
(1) Japanese Yen Currency	(117,087)	(114,000)	12/16/14	3,087
(1) Nikkei 225 Index (OSE)	(143,089)	(147,540)	12/12/14	(4,451)

	$(1,935,550)			$26,844

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$43,720,752

Futures Contracts	$26,844

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile 2010 Fund–2

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.94%
Equity Funds–36.72%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	34,261	$1,543,380
LVIP Delaware Special Opportunities Fund	73,285	3,035,543
†LVIP SSgA Mid-Cap Index Fund	159,313	1,519,364
LVIP SSgA S&P 500 Index Fund	3,175,631	45,433,750
LVIP SSgA Small-Cap Index Fund	180,635	4,505,939
LVIP SSgA Small-Mid Cap 200 Fund	102,684	1,490,554
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	73,233	1,544,196

		59,072,726

Fixed Income Funds–32.52%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	897,184	9,396,207
LVIP Delaware Diversified Floating Rate Fund	465,518	4,768,765
LVIP JPMorgan High Yield Fund	134,780	1,567,756
†LVIP PIMCO Low Duration Bond Fund	634,781	6,375,739
LVIP SSgA Bond Index Fund	2,639,241	30,200,831

		52,309,298

International Equity Funds–19.81%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	484,247	4,460,882

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	147,584	$1,446,909
LVIP SSgA International Index Fund	2,798,025	25,965,668

		31,873,459

International Fixed Income Fund–5.89%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	816,110	9,479,933

		9,479,933

Total Affiliated Investment Companies (Cost $110,569,275)		152,735,416

UNAFFILIATED INVESTMENT COMPANIES–4.79%
International Equity Fund–1.81%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	135,536	2,905,886

		2,905,886

Money Market Fund–2.98%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional Shares	4,795,618	4,795,618

		4,795,618

Total Unaffiliated Investment Companies (Cost $6,656,764)		7,701,504

TOTAL VALUE OF SECURITIES–99.73% (Cost $117,226,039)	160,436,920
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	441,607

NET ASSETS APPLICABLE TO 13,171,486 SHARES OUTSTANDING–100.00%	$160,878,527

†	Non-income producing for the period.

*	Standard Class shares.

«	Includes $237,100 cash and $154,597 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

LVIP Managed Risk Profile 2020 Fund–1

LVIP Managed Risk Profile 2020 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(8) British Pound Currency	$(809,362)	$(809,550)	12/16/14	$(188)
(6) E-mini MSCI Emerging Markets Index	(322,525)	(300,810)	12/22/14	21,715
(4) E-mini Russell 2000 Index	(463,657)	(438,640)	12/22/14	25,017
(32) E-mini S&P 500 Index	(3,179,416)	(3,144,800)	12/22/14	34,616
(4) E-mini S&P MidCap 400 Index	(569,737)	(546,160)	12/22/14	23,577
(5) Euro Currency	(807,184)	(789,688)	12/16/14	17,496
(30) Euro STOXX 50 Index	(1,214,448)	(1,221,291)	12/22/14	(6,843)
(6) FTSE 100 Index	(657,659)	(642,491)	12/22/14	15,168
(4) Japanese Yen Currency	(468,347)	(456,000)	12/16/14	12,347
(4) Nikkei 225 Index (OSE)	(572,723)	(590,161)	12/12/14	(17,438)

	$(9,065,058)			$125,467

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$160,436,920

Futures Contracts	$125,467

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile 2020 Fund–2

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES–92.45%
Equity Funds–39.52%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	35,881	$1,616,380
LVIP Delaware Special Opportunities Fund	76,747	3,178,946
LVIP MFS Value Fund	45,447	1,638,923
†LVIP SSgA Mid-Cap Index Fund	166,839	1,591,139
LVIP SSgA S&P 500 Index Fund	3,669,956	52,506,061
LVIP SSgA Small-Mid Cap 200 Fund	107,532	1,560,928
†LVIP T. Rowe Price Growth Stock Fund	54,647	1,634,119
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	153,394	3,234,469

		66,960,965

Fixed Income Funds–25.50%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	469,821	4,920,434
LVIP Delaware Diversified Floating Rate Fund	325,042	3,329,731
LVIP JPMorgan High Yield Fund	141,158	1,641,946
†LVIP PIMCO Low Duration Bond Fund	332,423	3,338,852
LVIP SSgA Bond Index Fund	2,618,762	29,966,494

		43,197,457

International Equity Funds–22.55%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	507,076	4,671,183
LVIP Mondrian International Value Fund	173,982	3,233,453
LVIP SSgA Emerging Markets 100 Fund	154,540	1,515,110
LVIP SSgA International Index Fund	3,102,676	28,792,831

		38,212,577

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Fixed Income Fund–4.88%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	712,290	$8,273,955

		8,273,955

Total Affiliated Investment Companies (Cost $111,757,905)		156,644,954

UNAFFILIATED INVESTMENT COMPANIES–7.49%
Commodity Fund–0.92%
**PIMCO CommodityRealReturn Strategy Portfolio	299,395	1,562,840

		1,562,840

International Equity Fund–2.69%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	212,892	4,564,395

		4,564,395

Money Market Fund–3.88%
Dreyfus Treasury & Agency Cash Management Fund-Institutional Shares	6,565,775	6,565,775

		6,565,775

Total Unaffiliated Investment Companies (Cost $11,440,912)		12,693,010

TOTAL VALUE OF SECURITIES–99.94% (Cost $123,198,817)	169,337,964
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.06%	97,376

NET ASSETS APPLICABLE TO 13,754,179 SHARES OUTSTANDING–100.00%	$169,435,340

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«Includes	$229,050 cash and $143,066 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

LVIP Managed Risk Profile 2030 Fund–1

LVIP Managed Risk Profile 2030 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

				Unrealized
	Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Value	Date	(Depreciation)
(8) British Pound Currency	$(809,369)	$(809,550)	12/16/14	$(181)
(7) E-mini MSCI Emerging Markets Index	(376,279)	(350,945)	12/22/14	25,334
(2) E-mini Russell 2000 Index	(231,828)	(219,320)	12/22/14	12,508
(32) E-mini S&P 500 Index	(3,179,416)	(3,144,800)	12/22/14	34,616
(4) E-mini S&P MidCap 400 Index	(569,717)	(546,160)	12/22/14	23,557
(5) Euro Currency	(807,184)	(789,688)	12/16/14	17,496
(28) Euro STOXX 50 Index	(1,133,485)	(1,139,872)	12/22/14	(6,387)
(6) FTSE 100 Index	(657,465)	(642,490)	12/22/14	14,974
(4) Japanese Yen Currency	(468,347)	(456,000)	12/16/14	12,347
(3) Nikkei 225 Index (OSE)	(429,269)	(442,621)	12/12/14	(13,352)

	$(8,662,359)			$120,912

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$169,337,964

Futures Contracts	$120,912

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile 2030 Fund–2

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–91.33%
Equity Funds–44.88%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	49,441	$2,227,213
LVIP Delaware Special Opportunities Fund	52,879	2,190,288
LVIP MFS Value Fund	62,618	2,258,132
†LVIP SSgA Mid-Cap Index Fund	114,950	1,096,274
LVIP SSgA S&P 500 Index Fund	2,844,369	40,694,391
LVIP SSgA Small-Mid Cap 200 Fund	74,093	1,075,538
†LVIP T. Rowe Price Growth Stock Fund	37,649	1,125,817
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	105,681	2,228,383

		52,896,036

Fixed Income Funds–15.55%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	107,895	1,129,984
LVIP JPMorgan High Yield Fund	97,248	1,131,184
†LVIP PIMCO Low Duration Bond Fund	228,999	2,300,068
LVIP SSgA Bond Index Fund	1,202,709	13,762,604

		18,323,840

International Equity Funds–27.03%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	349,446	3,219,098
LVIP MFS International Growth Fund	311,205	4,407,909
LVIP Mondrian International Value Fund	239,735	4,455,481

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
LVIP SSgA Emerging Markets 100 Fund	106,501	$1,044,139
LVIP SSgA International Index Fund	2,018,944	18,735,801

		31,862,428

International Fixed Income Fund–3.87%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	392,566	4,560,041

		4,560,041

Total Affiliated Investment Companies (Cost $71,877,376)		107,642,345

UNAFFILIATED INVESTMENT COMPANIES–8.67%
Commodity Fund–0.91%
**PIMCO CommodityRealReturn Strategy Portfolio	206,307	1,076,925

		1,076,925

International Equity Fund–2.67%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	146,709	3,145,438

		3,145,438

Money Market Fund–5.09%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,994,744	5,994,744

		5,994,744

Total Unaffiliated Investment Companies (Cost $9,343,451)		10,217,107

TOTAL VALUE OF SECURITIES–100.00% (Cost $81,220,827)	117,859,452
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–0.00%	(5,401)

NET ASSETS APPLICABLE TO 9,923,623 SHARES OUTSTANDING–100.00%	$117,854,051

†	Non-income producing for the period.

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $185,350 cash and $89,186 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

LVIP Managed Risk Profile 2040 Fund–1

LVIP Managed Risk Profile 2040 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(6)	British Pound Currency	$(607,120)	$(607,162)	12/16/14	$(42)
(5)	E-mini MSCI Emerging Markets Index	(268,771)	(250,675)	12/22/14	18,096
(1)	E-mini Russell 2000 Index	(115,914)	(109,660)	12/22/14	6,254
(28)	E-mini S&P 500 Index	(2,781,989)	(2,751,700)	12/22/14	30,289
(3)	E-mini S&P MidCap 400 Index	(427,303)	(409,620)	12/22/14	17,683
(4)	Euro Currency	(645,747)	(631,750)	12/16/14	13,997
(17)	Euro STOXX 50 Index	(688,402)	(692,065)	12/22/14	(3,663)
(4)	FTSE 100 Index	(438,277)	(428,327)	12/22/14	9,950
(2)	Japanese Yen Currency	(234,173)	(228,000)	12/16/14	6,173
(2)	Nikkei 225 Index (OSE)	(286,361)	(295,080)	12/12/14	(8,719)

		$(6,494,057)			$90,018

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$117,859,452

Futures Contracts	$90,018

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile 2040 Fund–2

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.11%
Equity Funds–48.66%
*Lincoln Variable Insurance Products Trust–
LVIP Baron Growth Opportunities Fund	4,659	$209,869
LVIP Delaware Special Opportunities Fund	9,967	412,850
LVIP MFS Value Fund	11,799	425,507
†LVIP SSgA Mid-Cap Index Fund	21,666	206,630
LVIP SSgA S&P 500 Index Fund	595,537	8,520,355
LVIP SSgA Small-Cap Index Fund	8,190	204,292
LVIP SSgA Small-Mid Cap 200 Fund	27,935	405,511
†LVIP T. Rowe Price Growth Stock Fund	7,095	212,165
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	19,917	419,963

		11,017,142

Fixed Income Funds–5.71%
*Lincoln Variable Insurance Products Trust–
LVIP BlackRock Inflation Protected Bond Fund	20,332	212,939
†LVIP PIMCO Low Duration Bond Fund	21,576	216,710
LVIP SSgA Bond Index Fund	75,538	864,377

		1,294,026

International Equity Funds–33.79%
*Lincoln Variable Insurance Products Trust–
LVIP Clarion Global Real Estate Fund	87,858	809,346
LVIP MFS International Growth Fund	43,994	623,127
LVIP Mondrian International Value Fund	45,184	839,742
LVIP SSgA Emerging Markets 100 Fund	40,169	393,821
LVIP SSgA International Index Fund	537,245	4,985,638

		7,651,674

International Fixed Income Fund–0.95%
*Lincoln Variable Insurance Products Trust–
LVIP Global Income Fund	18,492	214,805

		214,805

Total Affiliated Investment Companies (Cost $15,082,904)		20,177,647

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–10.76%
Commodity Fund–0.90%
**PIMCO CommodityRealReturn Strategy Portfolio	38,900	$203,059

		203,059

International Equity Fund–2.62%
*Delaware VIP Trust–
Delaware VIP Emerging Markets Series	27,666	593,169

		593,169

Money Market Fund–7.24%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,639,474	1,639,474

		1,639,474

Total Unaffiliated Investment Companies (Cost $2,327,270)		2,435,702

TOTAL VALUE OF SECURITIES–99.87% (Cost $17,410,174)	22,613,349
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	29,869

NET ASSETS APPLICABLE TO 2,001,904 SHARES OUTSTANDING–100.00%	$22,643,218

†	Non-income producing for the period.

LVIP Managed Risk Profile 2050 Fund–1

LVIP Managed Risk Profile 2050 Fund

Schedule of Investments (continued)

*	Standard Class shares.

**	Institutional Class shares.

«	Includes $38,200 cash and $40,860 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7)	E-mini S&P 500 Index	$(695,497)	$(687,925)	12/22/14	$7,572
(3)	Euro Currency	(484,310)	(473,813)	12/16/14	10,497
(11)	Euro STOXX 50 Index	(445,575)	(447,806)	12/22/14	(2,231)

		$(1,625,382)			$15,838

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$22,613,349

Futures Contracts	$15,838

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Managed Risk Profile 2050 Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.68%
Australia–1.07%
Rio Tinto	185,780	$9,691,263

		9,691,263

Belgium–0.92%
†KBC Groep	157,375	8,381,574

		8,381,574

Brazil–1.57%
AMBEV ADR	546,165	3,577,381
BM&FBovespa	532,379	2,442,844
Itau Unibanco Holding ADR	249,841	3,467,793
Lojas Renner	50,252	1,453,312
M Dias Branco	83,802	3,361,462

		14,302,792

Canada–4.48%
Canadian National Railway	389,200	27,617,632
Dollarama	75,339	6,391,218
Suncor Energy	187,118	6,772,240

		40,781,090

Chile–0.16%
Banco Santander Chile ADR	65,830	1,454,185

		1,454,185

■China–0.90%
Guangzhou Automobile Group	3,485,600	3,371,199
Want Want China Holdings	3,828,000	4,772,151

		8,143,350

Denmark–3.44%
Carlsberg Class B	139,757	12,426,112
Chr Hansen Holding	151,538	5,857,411
Novo Nordisk Class B	270,954	12,965,076

		31,248,599

Finland–0.23%
Kone Class B	52,396	2,105,892

		2,105,892

France–14.17%
Air Liquide	69,324	8,455,973
Cie Generale d’Optique Essilor International	57,779	6,344,938
Danone	370,542	24,805,674
Dassault Systemes	123,829	7,954,932
Legrand	80,739	4,201,125
L’Oreal	55,490	8,810,240
LVMH Moet Hennessy Louis Vuitton	132,024	21,461,949
Pernod-Ricard	168,604	19,090,067
Publicis Groupe	102,619	7,047,334
Schneider Electric	196,312	15,076,070
Technip	66,527	5,597,255

		128,845,557

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany–8.78%
Adidas	61,267	$4,585,141
Bayer	169,467	23,738,562
Brenntag	204,162	10,033,995
Fresenius Medical Care	84,762	5,920,577
Linde	82,346	15,825,309
SAP	125,084	9,021,434
Symrise	201,330	10,723,827

		79,848,845

■Hong Kong–3.27%
AIA Group	3,646,200	18,853,543
Dairy Farm International Holdings	297,000	2,830,410
Li & Fung	7,086,000	8,048,902

		29,732,855

India–0.77%
HDFC Bank ADR	151,011	7,034,092

		7,034,092

Ireland–3.78%
Accenture Class A	232,067	18,871,688
Experian	654,829	10,440,278
Paddy Power	70,758	5,110,430

		34,422,396

Israel–1.24%
NICE Systems ADR	276,609	11,282,881

		11,282,881

Italy–1.60%
Prysmian	389,465	7,236,338
†Saipem	343,422	7,304,793

		14,541,131

Japan–12.33%
Aeon Financial Service	309,300	6,619,497
Honda Motor	560,500	19,421,876
Inpex	699,700	9,886,337
Japan Tobacco	515,200	16,757,565
Lawson	105,900	7,406,675
Nippon Paint	129,000	2,899,603
Nitto Denko	91,100	4,996,731
OBIC	317,800	11,359,832
SoftBank	149,600	10,488,984
Sundrug	136,500	6,067,911
Toyota Motor	120,200	7,083,870
Unicharm	402,600	9,179,787

		112,168,668

Netherlands–0.55%
Akzo Nobel	72,825	4,990,200

		4,990,200

LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Panama–1.02%
Copa Holdings Class A	86,524	$9,283,160

		9,283,160

Peru–0.87%
Credicorp	51,636	7,920,446

		7,920,446

Portugal–0.21%
Jeronimo Martins	174,704	1,923,789

		1,923,789

Republic of Korea–0.87%
NAVER	3,098	2,369,862
Samsung Electronics	4,973	5,581,337

		7,951,199

Russia–0.33%
Sberbank of Russia ADR	379,507	3,005,695

		3,005,695

Spain–0.74%
Amadeus IT Holding	74,550	2,789,141
Inditex	142,562	3,939,032

		6,728,173

Sweden–1.38%
Ericsson Class B	988,444	12,547,147

		12,547,147

Switzerland–11.18%
Cie Financiere Richemont	81,295	6,672,040
Julius Baer Group	191,332	8,588,044
Kuehne & Nagel International	42,531	5,372,900
Nestle	412,687	30,368,472
Roche Holding	56,436	16,736,010
Schindler Holding	38,965	5,289,754
Sonova Holding	76,212	12,182,424
UBS	946,024	16,509,464

		101,719,108

Taiwan–1.63%
MediaTek	259,000	3,835,618
Taiwan Semiconductor Manufacturing ADR	543,096	10,959,677

		14,795,295

Thailand–0.65%
Kasikornbank NVDR	817,500	5,923,000

		5,923,000

United Kingdom–19.31%
Aberdeen Asset Management	240,185	1,559,402
Bellway	157,318	3,996,292
BG Group	699,164	12,920,928
Burberry Group	459,360	11,251,941

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Capita	557,586	$10,521,427
Compass Group	1,463,248	23,637,690
Croda International	167,415	5,571,769
Diageo	488,404	14,132,768
HSBC Holdings	1,056,109	10,719,197
Intertek Group	183,876	7,812,713
Reckitt Benckiser Group	179,796	15,593,500
Rolls-Royce Holdings	734,530	11,484,751
Serco Group	354,058	1,642,109
Standard Chartered	609,059	11,260,676
Weir Group	340,442	13,808,301
Whitbread	171,417	11,543,305
WPP	407,759	8,196,625

		175,653,394

United States–1.23%
†Mettler-Toledo International	43,569	11,159,328

		11,159,328

Total Common Stock (Cost $830,196,955)		897,585,104

MONEY MARKET FUND–0.58%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,273,136	5,273,136

Total Money Market Fund (Cost $5,273,136)		5,273,136

LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.26% (Cost $835,470,091)	$902,858,240
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.74%	6,752,592

NET ASSETS APPLICABLE TO 64,226,710 SHARES OUTSTANDING–100.00%	$909,610,832

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

The following foreign currency exchange contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts

						Unrealized Appreciation (Depreciation)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date
BCLY	GBP	(44,078)	USD	71,627	10/1/14	$173
BCLY	GBP	(114,916)	USD	186,668	10/2/14	380
BCLY	GBP	(237,134)	USD	384,510	10/3/14	103

						$656

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BCLY–Barclays Bank

GBP–British Pound Sterling

NVDR– Non-Voting Depositary Receipt

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Common Stock	$897,585,104	$—	$897,585,104
Money Market Fund	5,273,136	—	5,273,136

Total	$902,858,240	$—	$902,858,240

Foreign Currency Exchange Contracts	$—	$656	$656

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP MFS International Growth Fund–3

LVIP MFS International Growth RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of	Value
	Shares	(U.S. $)

AFFILIATED INVESTMENT COMPANY–92.94%
International Equity Fund–92.94%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	5,597,423	$79,281,897

Total Affiliated Investment Company (Cost $80,090,509)		79,281,897

	Number of	Value
	Shares	(U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.17%
Money Market Fund–6.17%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,264,225	$5,264,225

Total Unaffiliated Investment Company (Cost $5,264,225)		5,264,225

TOTAL VALUE OF SECURITIES–99.11% (Cost $85,354,734)	84,546,122
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.89%	755,720

NET ASSETS APPLICABLE TO 8,708,777 SHARES OUTSTANDING–100.00%	$85,301,842

*	Standard Class shares.

«	Includes $191,300 cash and $726,780 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
33	British Pound Currency	$3,339,555	$3,339,394	12/16/14	$(161)
34	Euro Currency	5,488,517	5,369,875	12/16/14	(118,642)
133	Euro STOXX 50 Index	5,388,451	5,414,392	12/22/14	25,941
30	FTSE 100 Index	3,294,258	3,212,453	12/22/14	(81,805)
35	Japanese Yen Currency	4,094,168	3,990,000	12/16/14	(104,168)
27	Nikkei 225 Index	3,840,644	3,983,586	12/12/14	142,942

		$25,445,593			$(135,893)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$84,546,122

Futures Contracts	$(135,893)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP MFS International Growth RPM Fund–1

LVIP MFS Value Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.23%
Aerospace & Defense–7.25%
Honeywell International	203,586	$18,957,928
Lockheed Martin	130,571	23,865,767
Northrop Grumman	68,369	9,008,299
United Technologies	210,136	22,190,362

		74,022,356

Air Freight & Logistics–1.52%
United Parcel Service Class B	157,496	15,480,282

		15,480,282

Auto Components–1.65%
Delphi Automotive	122,190	7,495,135
Johnson Controls	213,313	9,385,772

		16,880,907

Banks–10.32%
Citigroup	51,501	2,668,782
JPMorgan Chase	735,302	44,294,403
PNC Financial Services Group	88,331	7,559,367
U.S. Bancorp	406,093	16,986,870
Wells Fargo	651,149	33,775,099

		105,284,521

Beverages–2.00%
Diageo	499,564	14,455,701
Dr Pepper Snapple Group	92,270	5,933,884

		20,389,585

Capital Markets–6.39%
Bank of New York Mellon	329,545	12,763,278
BlackRock	29,581	9,712,034
Franklin Resources	242,913	13,265,479
Goldman Sachs Group	107,887	19,804,817
State Street	130,940	9,638,493

		65,184,101

Chemicals–1.43%
PPG Industries	69,102	13,595,127
Valspar	12,811	1,011,941

		14,607,068

Commercial Services & Supplies–1.03%
Tyco International	235,045	10,475,956

		10,475,956

Containers & Packaging–0.46%
†Crown Holdings	105,567	4,699,843

		4,699,843

Diversified Financial Services–1.17%
McGraw-Hill Financial	52,873	4,465,125
Moody’s	10,925	1,032,413
NASDAQ OMX Group	151,410	6,422,812

		11,920,350

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services–2.17%
AT&T	87,793	$3,093,825
Verizon Communications	380,642	19,028,294

		22,122,119

Electric Utilities–0.34%
Duke Energy	46,727	3,493,778

		3,493,778

Electrical Equipment–0.83%
Eaton	133,926	8,486,891

		8,486,891

Food & Staples Retailing–1.91%
CVS Health	244,521	19,461,426

		19,461,426

Food Products–4.20%
Danone	113,128	7,573,275
General Mills	294,930	14,879,219
Kellogg	47,085	2,900,436
Nestle	237,369	17,467,315

		42,820,245

Health Care Equipment & Supplies–3.87%
Abbott Laboratories	291,907	12,140,412
Covidien	98,784	8,545,804
Medtronic	194,704	12,061,913
St. Jude Medical	112,371	6,756,868

		39,504,997

Health Care Providers & Services–1.03%
†Express Scripts Holding	134,202	9,478,687
Quest Diagnostics	16,778	1,018,089

		10,496,776

Hotels, Restaurants & Leisure–1.01%
McDonald’s	108,721	10,307,838

		10,307,838

Household Products–0.53%
Procter & Gamble	64,664	5,414,963

		5,414,963

Industrial Conglomerates–3.29%
3M	146,474	20,752,436
Danaher	168,287	12,786,446

		33,538,882

Insurance–7.60%
ACE	104,255	10,933,222
Aon	120,353	10,551,347
Chubb	80,424	7,325,018
MetLife	376,120	20,205,166
Prudential Financial	121,501	10,684,798

LVIP MFS Value Fund–1

LVIP MFS Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Travelers	189,900	$17,839,206

		77,538,757

IT Services–5.42%
Accenture Class A	269,976	21,954,448
Fidelity National Information Services	86,201	4,853,116
†Fiserv	105,101	6,793,203
International Business Machines	100,198	19,020,586
Western Union	167,044	2,679,386

		55,300,739

Leisure Products–0.62%
Hasbro	88,231	4,852,264
Mattel	48,132	1,475,246

		6,327,510

Life Sciences Tools & Services–0.96%
Thermo Fisher Scientific	80,474	9,793,686

		9,793,686

Machinery–1.49%
Illinois Tool Works	52,058	4,394,736
Pentair	63,168	4,136,872
Stanley Black & Decker	75,483	6,702,136

		15,233,744

Media–4.83%
Comcast Class A	219,885	11,763,847
Disney (Walt)	114,851	10,225,185
Omnicom Group	165,860	11,421,120
†Time	11,607	271,952
Time Warner	108,544	8,163,594
Viacom Class B	97,302	7,486,416

		49,332,114

Multiline Retail–1.71%
Kohl’s	47,393	2,892,395
Target	233,056	14,607,950

		17,500,345

Oil, Gas & Consumable Fuels–6.03%
Apache	51,739	4,856,740
Chevron	141,337	16,864,331
EOG Resources	41,103	4,070,019
Exxon Mobil	234,349	22,040,523
Occidental Petroleum	142,706	13,721,182

		61,552,795

Pharmaceuticals–8.37%
Johnson & Johnson	361,519	38,534,310
Merck	183,395	10,871,656
Novartis	36,611	3,457,269
Pfizer	982,576	29,054,772
Roche Holding	10,504	3,114,945

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Zoetis	8,792	$324,864

		85,357,816

Road & Rail–0.76%
Canadian National Railway	109,516	7,771,255

		7,771,255

Semiconductors & Semiconductor Equipment–0.76%
Texas Instruments	161,745	7,713,619

		7,713,619

Software–1.13%
Oracle	300,523	11,504,020

		11,504,020

Specialty Retail–1.22%
Advance Auto Parts	46,180	6,017,254
†Bed Bath & Beyond	37,865	2,492,653
Staples	328,240	3,971,704

		12,481,611

Tobacco–5.36%
Altria Group	116,090	5,333,175
Imperial Tobacco Group	49,491	2,137,323
Lorillard	176,379	10,566,866
Philip Morris International	438,890	36,603,426

		54,640,790

Wireless Telecommunication Services–0.57%
Vodafone Group	1,749,988	5,798,635

		5,798,635

Total Common Stock (Cost $644,583,560)		1,012,440,320

CONVERTIBLE PREFERRED STOCK–0.08%
United Technologies 7.50% exercise price $98.52, expiration date 8/1/15	14,230	838,005

Total Convertible Preferred Stock (Cost $715,786)		838,005

MONEY MARKET FUND–0.56%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,667,519	5,667,519

Total Money Market Fund (Cost $5,667,519)		5,667,519

LVIP MFS Value Fund–2

LVIP MFS Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.87% (Cost $650,966,865)	$1,018,945,844
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	1,317,645

NET ASSETS APPLICABLE TO 28,336,642 SHARES OUTSTANDING–100.00%	$1,020,263,489

†	Non-income producing for the period.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Common Stock	$1,012,440,320
Convertible Preferred Stock	838,005
Money Market Fund	5,667,519

Total	$1,018,945,844

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP MFS Value Fund–3

LVIP Mid-Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.04%
Aerospace & Defense–6.47%
Curtiss-Wright	27,985	$1,844,771
†Esterline Technologies	29,380	3,269,112
†Moog Class A	44,555	3,047,562
†Orbital Sciences	78,735	2,188,833
†Teledyne Technologies	7,840	737,038

		11,087,316

Auto Components–0.76%
Goodyear Tire & Rubber	57,220	1,292,314

		1,292,314

Banks–6.28%
BankUnited	66,874	2,038,988
Comerica	67,115	3,346,354
Iberiabank	32,530	2,033,450
Zions Bancorp	115,105	3,344,951

		10,763,743

Beverages–1.09%
Treasury Wine Estates	502,623	1,865,903

		1,865,903

Capital Markets–1.13%
LPL Financial Holdings	41,930	1,930,877
†*@=Solar Cayman Escrow	26,800	1,876

		1,932,753

Chemicals–5.98%
Cabot	50,060	2,541,546
Celanese Class A	41,500	2,428,580
Methanex	78,875	5,268,850

		10,238,976

Communications Equipment–1.35%
†ARRIS Group	81,600	2,313,768

		2,313,768

Containers & Packaging–0.96%
†Owens-Illinois	45,055	1,173,683
Packaging Corp of America	7,445	475,140

		1,648,823

Electric Utilities–3.08%
Great Plains Energy	61,480	1,485,972
Portland General Electric	66,550	2,137,586
Westar Energy	48,515	1,655,332

		5,278,890

Electrical Equipment–4.17%
†Generac Holdings	43,600	1,767,544
Hubbell Class B	26,940	3,247,078
†Sensata Technologies Holding	47,640	2,121,409

		7,136,031

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–2.26%
†Arrow Electronics	69,905	$3,869,242

		3,869,242

Energy Equipment & Services–1.13%
Trican Well Service	164,900	1,928,999

		1,928,999

Food Products–2.15%
Ebro Foods	50,185	951,464
Ingredion	35,910	2,721,619

		3,673,083

Gas Utilities–1.95%
UGI	97,978	3,340,053

		3,340,053

Health Care Providers & Services–2.97%
†Brookdale Senior Living	92,265	2,972,778
†WellCare Health Plans	35,050	2,114,917

		5,087,695

Hotels, Restaurants & Leisure–1.56%
†Norwegian Cruise Line Holdings	74,145	2,670,703

		2,670,703

Household Durables–4.67%
Lennar Class A	58,795	2,283,010
Newell Rubbermaid	106,420	3,661,912
†Toll Brothers	65,870	2,052,509

		7,997,431

Insurance–9.46%
Argo Group International Holdings	37,035	1,863,231
Hanover Insurance Group	48,230	2,962,287
†NN Group	14,653	425,226
Reinsurance Group of America	51,216	4,103,938
StanCorp Financial Group	27,400	1,731,132
Unum Group	71,215	2,448,372
XL Group	80,565	2,672,341

		16,206,527

IT Services–2.08%
Booz Allen Hamilton Holding	54,525	1,275,885
†Teradata	54,580	2,287,994

		3,563,879

Leisure Products–1.00%
†Performance Sports Group	106,800	1,716,276

		1,716,276

Machinery–1.55%
Barnes Group	87,230	2,647,431

		2,647,431

LVIP Mid-Cap Value Fund–1

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media–2.35%
AMC Entertainment Holdings	20,430	$469,686
Interpublic Group	92,525	1,695,058
Quebecor Class B	74,300	1,867,037

		4,031,781

Metals & Mining–0.72%
Reliance Steel & Aluminum	18,100	1,238,040

		1,238,040

Multi-Utilities–0.54%
Alliant Energy	16,685	924,516

		924,516

Oil, Gas & Consumable Fuels–4.74%
†Cobalt International Energy	117,715	1,600,924
†Diamondback Energy	35,985	2,690,958
HollyFrontier	27,645	1,207,534
†Newfield Exploration	24,940	924,526
QEP Resources	54,950	1,691,361

		8,115,303

Paper & Forest Products–1.00%
†Louisiana-Pacific	126,005	1,712,408

		1,712,408

Pharmaceuticals–4.32%
†Almirall	231,689	3,400,551
Ono Pharmaceutical	30,000	2,664,478
UCB	14,766	1,340,629

		7,405,658

Real Estate Investment Trusts–7.13%
American Assets Trust	56,880	1,875,334
Blackstone Mortgage Trust	80,560	2,183,176
Equity Lifestyle Properties	62,610	2,652,160
Extra Space Storage	49,120	2,533,118
Plum Creek Timber	35,394	1,380,720
SL Green Realty	15,625	1,583,125

		12,207,633

Real Estate Management & Development–1.04%
†Forest City Enterprises Class A	91,420	1,788,175

		1,788,175

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–5.84%
Avago Technologies	8,460	$736,020
Maxim Integrated Products	75,155	2,272,687
†Microsemi	106,460	2,705,149
†NXP Semiconductor	47,040	3,218,947
†RF Micro Devices	50,400	581,616
Skyworks Solutions	8,415	488,491

		10,002,910

Software–2.97%
†Check Point Software Technologies	25,735	1,781,891
†Verint Systems	59,435	3,305,180

		5,087,071

Specialty Retail–0.99%
DSW Class A	56,140	1,690,375

		1,690,375

Textiles, Apparel & Luxury Goods–1.17%
Samsonite International	620,700	1,998,429

		1,998,429

Thrifts & Mortgage Finance–0.62%
EverBank Financial	60,195	1,063,044

		1,063,044

Trading Companies & Distributors–2.56%
Rexel	58,318	1,088,348
†WESCO International	42,200	3,302,572

		4,390,920

Total Common Stock (Cost $141,989,904)		167,916,099

MONEY MARKET FUND–1.78%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,052,828	3,052,828

Total Money Market Fund (Cost $3,052,828)		3,052,828

LVIP Mid-Cap Value Fund–2

LVIP Mid-Cap Value Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.82% (Cost $145,042,732)	$170,968,927
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.18%	312,085

NET ASSETS APPLICABLE TO 7,825,761 SHARES OUTSTANDING–100.00%	$171,281,012

†	Non-income producing for the period.

*	Common Stock Unit.

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $1,876, which represents 0.00% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2014, the aggregate value of fair valued securities was $1,876, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)	In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
JPMC	EUR (67,489)	USD 85,602	10/1/14	$356

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

EUR–European Monetary Unit

JPMC–JPMorgan Chase Bank

USD–United States Dollar

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$167,914,223	$—	$1,876	$167,916,099
Money Market Fund	3,052,828	—	—	3,052,828

Total	$170,967,051	$—	$1,876	$170,968,927

Foreign Currency Exchange Contracts	$—	$356	$—	$356

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Mid-Cap Value Fund–3

LVIP Mondrian International Value Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–98.54%
Australia–2.44%
AMP	2,882,043	$13,777,614
QBE Insurance Group	1,565,121	15,978,183

		29,755,797

Belgium–0.00%
†*=Ageas VVPR Strip	17,029	0

		0

France–12.90%
Cie de Saint-Gobain	522,249	23,902,515
†*=GDF Suez VVPR Strip	60,186	0
Orange	1,689,641	25,407,478
Sanofi	369,597	41,810,008
Societe Generale	284,603	14,530,264
Total	489,350	31,801,141
Vallourec	343,350	15,790,484
Vinci	74,754	4,343,874

		157,585,764

Germany–7.16%
Daimler	191,231	14,668,959
Deutsche Telekom	2,090,180	31,681,276
GEA Group	123,475	5,387,682
RWE	366,713	14,291,887
SAP	297,920	21,486,887

		87,516,691

■Hong Kong–1.46%
China Mobile	1,542,000	17,823,203

		17,823,203

Israel–2.54%
Teva Pharmaceutical Industries ADR	577,100	31,019,125

		31,019,125

Italy–2.38%
ENI	1,222,159	29,129,789

		29,129,789

Japan–17.01%
Canon	1,031,100	33,570,807
Honda Motor	546,000	18,919,437
HOYA	501,000	16,830,201
Kao	675,900	26,357,419
Kirin Holdings	1,725,400	22,915,653
NTT DOCOMO	804,900	13,435,184
Seven & I Holdings	466,700	18,103,696
Takeda Pharmaceutical	673,400	29,277,994
Tokio Marine Holdings	705,400	21,885,957
Tokyo Electron	99,900	6,520,624

		207,816,972

Netherlands–5.81%
Koninklijke Ahold	1,686,303	27,306,206

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Netherlands (continued)
Reed Elsevier	650,677	$14,769,006
Royal Dutch Shell Class A	754,509	28,900,340

		70,975,552

Singapore–5.47%
Jardine Matheson Holdings	198,100	11,806,760
Sembcorp Industries	3,186,000	12,937,310
Singapore Telecommunications	7,597,000	22,630,502
United Overseas Bank	1,106,486	19,429,535

		66,804,107

Spain–6.97%
Banco Santander	1,352,293	13,000,206
Iberdrola	5,537,971	39,661,712
Telefonica	2,097,557	32,468,693

		85,130,611

Sweden–2.21%
Ericsson Class B	1,224,846	15,547,996
TeliaSonera	1,648,182	11,401,899

		26,949,895

Switzerland–12.18%
†ABB	1,402,250	31,551,176
Nestle	430,723	31,695,690
Novartis	392,036	37,020,945
Syngenta	54,549	17,387,797
†Zurich Insurance Group	104,215	31,090,381

		148,745,989

Taiwan–0.90%
Taiwan Semiconductor Manufacturing ADR	545,616	11,010,531

		11,010,531

United Kingdom–19.11%
AMEC	851,733	15,243,418
BG Group	1,332,590	24,626,982
BP	3,207,475	23,577,757
Compass Group	179,580	2,900,982
G4S	4,536,085	18,435,092
GlaxoSmithKline	1,379,054	31,588,808
National Grid	2,301,593	33,132,278
Pearson	618,309	12,429,025
Tesco	8,017,308	24,200,149
Unilever	826,535	34,636,308
Vodafone Group	3,844,158	12,737,727

		233,508,526

Total Common Stock (Cost $1,012,633,192)		1,203,772,552

LVIP Mondrian International Value Fund–1

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.14%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	13,970,726	$13,970,726

Total Money Market Fund (Cost $13,970,726)		13,970,726

TOTAL VALUE OF SECURITIES–99.68% (Cost $1,026,603,918)	$1,217,743,278
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.32%	3,900,760

NET ASSETS APPLICABLE TO 65,779,787 SHARES OUTSTANDING–100.00%	$1,221,644,038

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

The following foreign currency exchange contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	CHF	378,308	USD	(395,108)	10/2/14	$1,178
BCLY	EUR	116,073	USD	(147,444)	10/1/14	(831)
BNYM	AUD	(25,534,500)	USD	23,835,051	10/31/14	1,530,703
DB	AUD	730,432	USD	(641,810)	10/1/14	(2,329)
NTI	CHF	462,628	USD	(486,762)	10/1/14	(2,153)
SSB	SEK	4,552,275	USD	(628,255)	10/1/14	2,592
SSB	SGD	728,418	USD	(572,698)	10/1/14	(1,682)

						$1,527,478

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

AUD–Australian Dollar

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

CHF–Swiss Franc

DB–Deutsche Bank

EUR–European Monetary Unit

NTI–Northern Trust Investments

SEK–Swedish Krona

SGD–Singapore Dollar

SSB–State Street Bank

USD–United States Dollar

VVPR Strip–Dividend Coupon

LVIP Mondrian International Value Fund–2

LVIP Mondrian International Value Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Common Stock	$1,203,772,552	$—	$1,203,772,552
Money Market Fund	13,970,726	—	13,970,726

Total	$1,217,743,278	$—	$1,217,743,278

Foreign Currency Exchange Contracts	$—	$1,527,478	$1,527,478

The value of Level 3 investments was zero at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Mondrian International Value Fund–3

LVIP Money Market Fund

Schedule of Investments (unaudited)

September 30, 2014

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATION–1.92%
Federal Home Loan Bank 0.25% 10/2/15	15,000,000	$15,000,000

Total Agency Obligation (Cost $15,000,000)		15,000,000

CERTIFICATES OF DEPOSIT–15.07%
Banco Estado Chile 0.20% 10/7/14	20,000,000	20,000,000
Bank of Montreal Chicago 0.16% 11/12/14	20,000,000	20,000,000
Chase Bank USA 0.38% 12/4/14	15,000,000	15,000,000
HSBC Bank USA 0.23% 3/19/15	10,000,000	10,000,000
Nordea Bank Finland New York 0.15% 10/28/14	25,000,000	25,000,000
Toronto Dominion Bank New York 0.20% 2/17/15	15,000,000	15,000,000
UBS Stamford Connecticut 0.21% 10/21/14	12,500,000	12,500,000

Total Certificates of deposit (Cost $117,500,000)		117,500,000

COMMERCIAL PAPER–79.92%
Chemicals–6.40%
≠BASF 0.07% 11/24/14	25,000,000	24,997,375
≠duPont (E.I.) deNemours 0.09% 10/16/14	24,910,000	24,909,066

		49,906,441

Colleges & Universities–12.60%
≠Brown University 0.11% 11/5/14	4,000,000	3,999,572
Cornell University
≠0.09% 10/2/14	9,000,000	8,999,978
≠0.10% 10/7/14	7,500,000	7,499,875
≠0.10% 11/13/14	15,300,000	15,298,174
≠Dartmouth College 0.12% 11/18/14	12,600,000	12,597,984
≠Duke University 0.12% 12/10/14	4,000,000	3,999,067
Leland Stanford Junior University
≠0.09% 10/22/14	12,772,000	12,771,330
≠0.10% 11/5/14	1,070,000	1,069,877
≠0.11% 11/5/14	10,000,000	9,998,852
≠University of Chicago 0.10% 11/18/14	5,000,000	4,999,333
Yale University
≠0.08% 10/22/14	7,500,000	7,499,650
≠0.09% 10/6/14	9,500,000	9,499,881

		98,233,573

Commercial Banks–25.74%
Abbey National North America 0.06% 10/1/14	37,000,000	37,000,000

	Principal Amount°	Value (U.S. $)

COMMERCIAL PAPER (continued)
Commercial Banks (continued)
BNP Paribas Finance 0.01% 10/1/14	37,000,000	$37,000,000
≠HSBC USA 0.20% 1/12/15	25,000,000	24,985,694
Lloyds Bank
≠0.17% 1/5/15	10,000,000	9,995,600
≠0.21% 11/24/14	25,000,000	24,992,125
≠Nordea Bank 0.16% 12/23/14	10,000,000	9,996,426
Rabobank USA Finance
≠0.21% 10/2/14	1,500,000	1,499,991
≠0.21% 11/12/14	15,000,000	14,996,325
≠Standard Chartered Bank 0.20% 12/4/14	20,320,000	20,312,775
≠Toronto Dominion Holding USA 0.18% 11/25/14	20,000,000	19,994,500

		200,773,436

Consumer Finance–5.13%
≠American Honda Finance 0.13% 10/6/14	10,000,000	9,999,819
≠John Deere Financial 0.09% 11/19/14	10,000,000	9,998,775
≠Toyota Motor Credit 0.16% 10/30/14	20,000,000	19,997,422

		39,996,016

Diversified Financial Services–6.41%
≠CPPIB Capital 0.13% 11/4/14	20,000,000	19,997,544
General Electric Capital
≠0.17% 10/7/14	10,000,000	9,999,717
≠0.19% 1/27/15	20,000,000	19,987,544

		49,984,805

Food & Staples Retailing–4.49%
Wal-Mart Stores 0.04% 10/1/14	35,000,000	35,000,000

		35,000,000

Industrial Conglomerates–1.92%
≠Danaher 0.09% 10/9/14	15,000,000	14,999,700

		14,999,700

Municipal Obligation–1.93%
≠St Joseph County, Indiana 0.14% 12/3/14	15,022,000	15,018,320

		15,018,320

Oil, Gas & Consumable Fuels–10.81%
≠Baker Hughes 0.04% 10/7/14	12,400,000	12,399,917
Exxon Mobil 0.01% 10/1/14	21,950,000	21,950,000
Koch Resources
≠0.07% 10/8/14	15,000,000	14,999,796
0.12% 10/1/14	20,000,000	20,000,000

LVIP Money Market Fund–1

LVIP Money Market Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL PAPER (continued)
Oil, Gas & Consumable Fuels (continued)
≠Total Capital Canada 0.11% 11/26/14	15,000,000	$14,997,433

		84,347,146

Pharmaceuticals–4.49%
≠Abbott Laboratories 0.08% 12/23/14	25,000,000	24,995,389
≠GlaxoSmithKline Finance 0.13% 10/14/14	10,000,000	9,999,531

		34,994,920

Total Commercial Paper (Cost $623,254,357)		623,254,357

CORPORATE BONDS–2.35%
Capital Markets–1.04%
Bank of New York Mellon 4.95% 3/15/15	1,000,000	1,020,922
BlackRock 3.50% 12/10/14	7,000,000	7,042,971

		8,063,893

Commercial Banks–0.96%
•Bank of Nova Scotia 0.26% 12/5/14	7,500,000	7,500,000

		7,500,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance–0.09%
#American Honda Finance 144A 1.45% 2/27/15	710,000	$713,160

		713,160

Diversified Financial Services–0.26%
General Electric Capital 3.50% 6/29/15	2,000,000	2,047,882

		2,047,882

Total Corporate Bonds (Cost $18,324,935)		18,324,935

MUNICIPAL BOND–0.44%
*New York State Housing Finance Agency Revenue (Broadway) Series B 0.07% 10/1/14 (LOC-Wells Fargo Bank N.A.)	3,450,000	3,450,000

Total Municipal Bond (Cost $3,450,000)		3,450,000

TOTAL VALUE OF SECURITIES–99.70% (Cost $777,529,292)Δ	777,529,292
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.30%	2,327,700

NET ASSETS APPLICABLE TO 77,986,130 SHARES OUTSTANDING–100.00%	$ 779,856,992

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $713,160, which represents 0.09% of the Fund’s net assets.

Δ	Also the cost for federal income tax purposes.

•	Variable rate security. The rate shown is the rate as of September 30, 2014. Interest rates reset periodically.

*

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of September 30, 2014.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

LOC–Letter of Credit

LVIP Money Market Fund–2

LVIP Money Market Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 2
Agency Obligation	$15,000,000
Corporate Bonds	18,324,935
Municipal Bond	3,450,000
Short-Term Investments	740,754,357

Total	$777,529,292

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Money Market Fund–3

LVIP Multi-Manager Global Equity RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–38.25%
Equity Funds–20.67%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	201,703	$2,885,768
LVIP SSgA Small-Cap Index Fund	32,639	814,175

		3,699,943

International Equity Funds–17.58%
*Lincoln Variable Insurance Products Trust–
LVIP MFS International Growth Fund	70,124	993,235
LVIP SSgA International Index Fund	231,935	2,152,360

		3,145,595

Total Affiliated Investment Companies (Cost $6,881,061)		6,845,538

UNAFFILIATED INVESTMENT COMPANIES–62.15%
Equity Funds–41.44%
XAmerican Century VIP Mid Cap Value	18,000	334,973
**BlackRock Equity Dividend Fund	33,660	850,600
#Clearbridge Variable Appreciation Portfolio	28,899	1,018,974
XFidelity Variable Insurance Products - VIP Contrafund Portfolio	32,196	1,192,236
XFidelity® Variable Life Insurance Products–Fidelity® VIP Mid Cap Portfolio	9,039	329,642
Franklin Templeton Variable Insurance Products Trust–
Mutual Shares VIP Fund	44,596	1,008,320

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
Franklin Templeton Variable Insurance Products Trust–
Templeton Growth Securities	64,933	$994,125
#Invesco V.I. Comstock Fund	44,972	844,127
#Invesco V.I. Core Equity Fund	20,800	843,421

		7,416,418

International Equity Funds–13.53%
**DFA International Core Equity Portfolio	119,742	1,476,421
iShares Core MSCI Emerging Markets ETF	18,893	945,406

		2,421,827

Money Market Fund–7.18%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	1,284,830	1,284,830

		1,284,830

Total Unaffiliated Investment Companies (Cost $11,128,877)		11,123,075

TOTAL VALUE OF SECURITIES–100.40% (Cost $18,009,938)	17,968,613
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.40%)	(71,866)

NET ASSETS APPLICABLE TO 1,773,221 SHARES OUTSTANDING–100.00%	$17,896,747

#	Series I shares.

*	Standard Class shares.

**	Institutional Class shares.

Class 1 shares.

«	Includes $32,900 cash and $19,438 foreign currency pledged as collateral for futures contracts as of September 30, 2014.

X	Initial Class.

LVIP Multi-Manager Global Equity RPM Fund–1

LVIP Multi-Manager Global Equity RPM Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1 British Pound Currency	$101,172	$101,194	12/16/14	$22
2 E-mini MSCI Emerging Markets Index	106,819	100,270	12/22/14	(6,549)
5 E-mini S&P 500 Index	496,811	491,375	12/22/14	(5,436)
1 Euro Currency	161,447	157,938	12/16/14	(3,509)
3 Euro STOXX 50 Index	121,491	122,129	12/22/14	638
1 FTSE 100 Index	109,775	107,082	12/22/14	(2,693)
1 Japanese Yen Currency	117,103	114,000	12/16/14	(3,103)
1 Nikkei 225 Index (OSE)	142,102	147,540	12/12/14	5,438

	$1,356,720			$(15,192)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

DFA–Dimensional Fund Advisors

ETF–Exchange-Traded Fund

OSE–Osaka Securities Exchange

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$17,968,613

Futures Contracts	$(15,192)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Multi-Manager Global Equity RPM Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (unaudited)

September 30, 2014

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES–3.06%
#•BAMLL Commercial Mortgage Securities Trust Series 2014-ICTS XCP 144A 0.83% 6/15/16	151,650,000	$2,320,245
#•¿Commercial Mortgage Pass Through Certificates Series 2014-KYO A 144A 1.054% 6/11/27	3,200,000	3,203,126
JPMorgan Chase Commercial Mortgage Securities Trust
#Series 2002-CIB5 H 144A 5.50% 10/12/37	700,000	739,665
•Series 2006-CIB15 A1A 5.811% 6/12/43	4,353,306	4,642,874
Series 2012-C8 A1 0.705% 10/15/45	634,999	634,939
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 A1 0.916% 8/15/45	1,552,956	1,552,622
#@Selkirk Series SLKN 3 A 144A 1.86% 12/20/41	6,000,000	5,970,000
Wells Fargo Commercial Mortgage Trust Series 2012-LC5 A1 0.687% 10/15/45	1,165,754	1,163,602
WF-RBS Commercial Mortgage Trust Series 2012-C9 A1 0.673% 11/15/45	1,355,840	1,351,632

Total Commercial Mortgage-Backed Securities (Cost $21,683,226)		21,578,705

CORPORATE BONDS–66.26%
Aerospace & Defense–0.84%
Embraer Overseas 6.375% 1/24/17	1,500,000	1,653,000
Penerbangan Malaysia 5.625% 3/15/16	4,000,000	4,251,200

		5,904,200

Air Freight & Logistics–0.19%
#AWAS Aviation Capital 144A 7.00% 10/17/16	1,328,000	1,356,154

		1,356,154

Auto Components–0.30%
Schaeffler Finance 7.75% 2/15/17	EUR 1,500,000	2,135,072

		2,135,072

Automobiles–1.41%
Hyundai Capital America
#144A 1.45% 2/6/17	3,000,000	2,999,559
@1.625% 10/2/15	350,000	352,520
Kia Motors 3.625% 6/14/16	1,590,000	1,651,077

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Automobiles (continued)
#•Nissan Motor Acceptance 144A 0.935% 9/26/16	4,800,000	$4,841,069
•PACCAR Financial 0.833% 12/6/18	100,000	101,093

		9,945,318

Building Products–0.54%
Lafarge
@6.20% 7/9/15	1,020,000	1,057,026
#144A 6.20% 7/9/15	470,000	488,189
Masco 6.125% 10/3/16	2,100,000	2,251,200

		3,796,415

Capital Markets–2.77%
Export-Import Bank of Korea 1.25% 11/20/15	1,300,000	1,306,981
Industrial Bank of Korea
2.375% 7/17/17	2,250,000	2,291,819
4.375% 8/4/15	1,150,000	1,183,828
Korea Development Bank
•0.857% 1/22/17	7,000,000	7,020,797
3.875% 5/4/17	2,000,000	2,117,622
4.00% 9/9/16	1,285,000	1,354,396
Korea Finance 2.25% 8/7/17	2,200,000	2,225,920
Malaysia Sukuk Global B 3.93% 6/4/15	2,000,000	2,043,160

		19,544,523

Commercial Banks–20.98%
Abbey National Treasury Services 2.35% 9/10/19	2,100,000	2,075,531
•Banco Bilbao Vizcaya Argentaria 0.983% 10/23/15	4,700,000	4,700,230
#Banco Bradesco 144A 4.50% 1/12/17	2,000,000	2,102,500
#Banco Continental via Continental Senior Trustees II 144A 5.75% 1/18/17	2,000,000	2,155,000
#Banco del Estado de Chile 144A 2.00% 11/9/17	2,000,000	2,017,738
#Banco Nacional de Desenvol-vimento Economico e Social 144A 3.375% 9/26/16	700,000	718,200
#Banco Santander Brasil 144A 4.25% 1/14/16	1,200,000	1,245,036
#•Banco Santander Chile 144A 1.834% 1/19/16	1,000,000	1,012,500
#Bank Nederlandse Gemeenten 144A 0.625% 9/15/16	8,800,000	8,779,654
Bank of America
•0.845% 8/25/17	1,000,000	1,003,283
5.30% 3/15/17	4,300,000	4,661,376

LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
#•@Banque Federative du Credit Mutuel 144A 1.084% 1/20/17	3,000,000	$3,024,933
BBVA Bancomer
4.50% 3/10/16	2,950,000	3,090,125
#144A 4.50% 3/10/16	200,000	209,500
•BPCE 0.865% 6/17/17	250,000	251,102
CIT Group
4.25% 8/15/17	5,200,000	5,265,000
#144A 4.75% 2/15/15	3,350,000	3,389,781
#•@Credit Agricole 144A 1.034% 4/15/19	1,100,000	1,110,194
•DBS Bank 0.844% 7/15/21	6,700,000	6,606,200
@Depfa ACS Bank 5.75% 3/28/17	1,100,000	1,212,244
Eksportfinans
2.00% 9/15/15	3,000,000	3,003,750
2.375% 5/25/16	5,000,000	5,018,500
3.00% 11/17/14	1,600,000	1,605,840
5.50% 6/26/17	100,000	108,125
•Goldman Sachs Group 0.683% 3/22/16	5,000,000	5,012,605
Hana Bank
•1.358% 11/9/16	750,000	758,617
1.375% 2/5/16	4,200,000	4,206,464
3.50% 10/25/17	3,300,000	3,456,192
4.50% 10/30/15	2,117,000	2,193,392
•HBOS 0.933% 9/6/17	3,000,000	2,999,736
Intesa Sanpaolo SpA 3.125% 1/15/16	1,500,000	1,534,969
#144A 3.625% 8/12/15	6,000,000	6,131,340
Itau Unibanco 1.19% 6/26/15	3,000,000	3,000,297
JPMorgan Chase 4.10% 5/17/18	AUD 1,480,000	1,305,452
•Kookmin Bank 1.11% 1/27/17	3,500,000	3,528,126
Korea Exchange Bank 1.75% 9/27/15	200,000	201,369
Macquarie Bank
#•144A 1.026% 3/24/17	5,000,000	5,047,175
#144A 1.65% 3/24/17	3,795,000	3,796,939
#@144A 5.00% 2/22/17	50,000	53,913
Mizuho Bank •0.663% 4/16/17	1,100,000	1,101,519
#•@144A 0.663% 4/16/17	2,700,000	2,703,729
QNB Finance 3.125% 11/16/15	3,000,000	3,071,250
Regions Bank 7.50% 5/15/18	1,000,000	1,167,759
•Royal Bank of Scotland 0.934% 4/11/16	1,500,000	1,506,000
Royal Bank of Scotland Group
2.55% 9/18/15	5,000,000	5,075,350
5.05% 1/8/15	274,000	276,621
#Sberbank of Russia Via SB Capital 144A 4.95% 2/7/17	2,900,000	2,925,085
Shinhan Bank
•0.882% 4/8/17	2,000,000	2,006,716

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
#•144A 0.882% 4/8/17	1,000,000	$1,003,358
#@Standard Chartered 144A 2.40% 9/8/19	6,000,000	6,065,844
Standard Chartered Bank Hong Kong 5.875% 6/24/20	100,000	111,141
#Swedbank Hypotek 144A 2.95% 3/28/16	2,600,000	2,687,383
•UBS 0.873% 8/14/19	2,500,000	2,516,093
•US Bank 3.778% 4/29/20	1,250,000	1,272,111
•Wells Fargo 0.633% 9/14/18	7,000,000	7,001,281
Woori Bank 7.00% 2/2/15	50,000	51,014

		148,135,182

Commercial Services & Supplies–0.07%
#Penske Truck Leasing 144A 3.125% 5/11/15	500,000	507,141

		507,141

Construction & Engineering–0.93%
•Cheung Kong Infrastructure Finance BVI 0.933% 6/20/17	3,500,000	3,486,921
#Korea Land & Housing 144A 1.875% 8/2/17	1,000,000	1,002,993
Toll Brothers Finance 8.91% 10/15/17	1,800,000	2,097,000

		6,586,914

Consumer Finance–8.30%
#AerCap Ireland Capital 144A 2.75% 5/15/17	4,400,000	4,301,000
Ally Financial
2.75% 1/30/17	200,000	196,500
3.50% 7/18/16	2,000,000	2,027,500
4.625% 6/26/15	1,050,000	1,067,220
5.50% 2/15/17	4,000,000	4,170,000
6.75% 12/1/14	500,000	503,750
8.30% 2/12/15	800,000	818,000
American Express Credit 1.55% 9/22/17	3,000,000	3,000,102
•@BMW US Capital 0.574% 6/2/17	200,000	200,331
•Ford Motor Credit 1.065% 3/12/19	10,200,000	10,251,051
General Motors Financial
2.625% 7/10/17	400,000	402,082
2.75% 5/15/16	2,600,000	2,624,375
3.00% 9/25/17	3,700,000	3,741,625
International Lease Finance
4.875% 4/1/15	300,000	305,063
5.75% 5/15/16	2,400,000	2,512,500
8.625% 9/15/15	1,300,000	1,376,505
#LeasePlan 144A 2.50% 5/16/18	700,000	702,724
Navient 3.875% 9/10/15	300,000	304,500

LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
6.00% 1/25/17	300,000	$314,625
6.25% 1/25/16	7,800,000	8,115,900
#•Nissan Motor Acceptance 144A 0.784% 3/3/17	3,180,000	3,192,570
RCI Banque
4.60% 4/12/16	760,000	798,440
#144A 4.60% 4/12/16	2,443,000	2,566,565
Synchrony Financial 1.875% 8/15/17	2,000,000	2,004,112
#•Volkswagen Group of America Finance 144A 0.605% 5/23/17	3,100,000	3,105,211

		58,602,251

Diversified Consumer Services–0.43%
Hutchison Whampoa International
4.625% 9/11/15	100,000	103,550
#144A 4.625% 9/11/15	2,800,000	2,899,411

		3,002,961

Diversified Financial Services–2.33%
Amsouth Bank 5.20% 4/1/15	3,500,000	3,572,041
#Denali Borrower 144A
5.625% 10/15/20	700,000	721,875
Hyundai Capital Services
•1.034% 3/18/17	3,000,000	3,009,075
#•144A 1.034% 3/18/17	1,135,000	1,139,815
•JPMorgan Chase Bank
0.564% 6/13/16	4,800,000	4,800,014
#•@Piper Jaffray 144A
4.733% 11/30/15	3,200,000	3,224,458

		16,467,278

Diversified Telecommunication Services–7.03%
AT&T
•0.653% 3/30/17	8,500,000	8,522,075
•0.905% 3/11/19	750,000	756,391
KT 3.875% 1/20/17	6,000,000	6,284,352
#Ooredoo International Finance
144A 3.375% 10/14/16	3,000,000	3,112,500
Orange 5.00% 5/12/16	GBP 1,700,000	2,910,915
Telecom Italia Capital
5.25% 10/1/15	6,000,000	6,187,500
Telefonica Emisiones
3.729% 4/27/15	2,975,000	3,025,646
3.992% 2/16/16	1,560,000	1,623,865
4.949% 1/15/15	3,500,000	3,541,577
Verizon Communications
•1.005% 6/17/19	4,390,000	4,455,973
•1.984% 9/14/18	5,000,000	5,272,115
2.50% 9/15/16	3,000,000	3,080,346

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
4.90% 9/15/15	343,000	$357,176
5.55% 2/15/16	484,000	514,511

		49,644,942

Electric Utilities–1.42%
#Enel Finance International 144A 3.875% 10/7/14	259,000	259,073
Enel SpA 4.875% 2/20/18	EUR 100,000	143,377
FirstEnergy 2.75% 3/15/18	1,900,000	1,909,126
#Korea East-West Power 144A 2.50% 7/16/17	1,000,000	1,021,386
Korea Hydro & Nuclear Power
#144A 2.875% 10/2/18	1,750,000	1,778,073
#144A 3.125% 9/16/15	1,800,000	1,837,476
Korea Western Power 3.125% 5/10/17	2,800,000	2,893,472
#144A 3.125% 5/10/17	200,000	206,677

		10,048,660

Food Products–0.14%
Tyson Foods 2.65% 8/15/19	1,000,000	1,002,991

		1,002,991

Gas Utilities–1.11%
#Korea Gas 144A 2.25% 7/25/17	1,200,000	1,218,030
Sabine Pass LNG 7.50% 11/30/16	6,200,000	6,603,620

		7,821,650

Health Care Equipment & Supplies–0.43%
Covidien International Finance 1.35% 5/29/15	3,000,000	3,014,223

		3,014,223

Health Care Providers & Services–0.75%
Humana 2.625% 10/1/19	1,000,000	1,000,552
McKesson 0.95% 12/4/15	3,000,000	3,004,518
#Universal Health Services 144A 3.75% 8/1/19	1,300,000	1,298,375

		5,303,445

Household Durables–0.13%
Newell Rubbermaid 2.00% 6/15/15	900,000	908,723

		908,723

Insurance–0.15%
#Stone Street Trust 144A 5.902% 12/15/15	1,000,000	1,059,953

		1,059,953

LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
IT Services–0.37%
Affiliated Computer Services 5.20% 6/1/15	2,500,000	$2,574,337

		2,574,337

Media–2.58%
#@British Sky Broadcasting Group 144A 2.625% 9/16/19	1,000,000	1,000,552
#@BSKYB Finance 144A 5.625% 10/15/15	5,000,000	5,252,490
Cox Communications
5.50% 10/1/15	800,000	836,782
#144A 5.875% 12/1/16	1,100,000	1,205,020
7.25% 11/15/15	1,000,000	1,068,665
DISH DBS
6.625% 10/1/14	700,000	700,000
7.125% 2/1/16	7,650,000	8,128,125
Gannett 8.75% 11/15/14	50,000	50,413

		18,242,047

Metals & Mining–0.45%
Glencore Canada 5.375% 6/1/15	3,100,000	3,195,961

		3,195,961

Oil, Gas & Consumable Fuels–8.67%
•BP Capital Markets 0.657% 11/7/16	8,000,000	8,015,832
•Canadian Natural Resources 0.608% 3/30/16	3,150,000	3,158,426
#•ENI Finance USA 0.513% 10/26/15	7,000,000	6,994,606
Enterprise Products Operating 1.25% 8/13/15	5,178,000	5,203,585
#IPIC GMTN 144A 3.75% 3/1/17	2,000,000	2,095,000
KazMunayGas National 11.75% 1/23/15	2,500,000	2,579,250
#Kazmunaygas National 144A 11.75% 1/23/15	1,900,000	1,960,230
Kinder Morgan Energy Partners 6.00% 2/1/17	2,500,000	2,748,557
Korea National Oil #144A 2.875% 11/9/15	1,000,000	1,020,530
3.125% 4/3/17	2,250,000	2,327,272
#144A 3.125% 4/3/17	1,500,000	1,551,515
4.00% 10/27/16	3,650,000	3,842,793
Petrobras Global Finance
•1.852% 5/20/16	2,900,000	2,904,350
•2.595% 3/17/17	3,900,000	3,953,274
Petroleos Mexicanos 5.75% 3/1/18	1,000,000	1,110,000
#Rockies Express Pipeline 144A 3.90% 4/15/15	2,050,000	2,050,000

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Sinopec Group Overseas Development 2014
#•144A 1.014% 4/10/17	6,500,000	$6,510,497
•1.154% 4/10/19	200,000	200,396
Southwestern Energy 7.50% 2/1/18	1,000,000	1,169,069
#Woodside Finance 144A 4.50% 11/10/14	1,835,000	1,842,641

		61,237,823

Pharmaceuticals–0.83%
AbbVie 1.75% 11/6/17	3,000,000	2,992,011
Express Scripts Holding 2.25% 6/15/19	60,000	59,225
#Forest Laboratories 144A 4.375% 2/1/19	1,400,000	1,475,037
Mylan
1.80% 6/24/16	300,000	303,632
2.60% 6/24/18	1,000,000	1,010,217

		5,840,122

Road & Rail–0.43%
•Kansas City Southern de Mexico de CV 0.935% 10/28/16	3,000,000	3,017,565

		3,017,565

Software–0.59%
Symantec
2.75% 9/15/15	1,000,000	1,018,314
2.75% 6/15/17	3,100,000	3,171,821

		4,190,135

Specialty Retail–0.14%
•Lowe’s 0.654% 9/10/19	1,000,000	1,002,664

		1,002,664

Tobacco–0.42%
Altria Group 4.125% 9/11/15	2,900,000	2,993,902

		2,993,902

Wireless Telecommunication Services–1.53%
•America Movil 1.235% 9/12/16	1,660,000	1,679,362
Sprint Communications
6.00% 12/1/16	1,000,000	1,053,750
8.375% 8/15/17	4,800,000	5,382,000
9.125% 3/1/17	2,400,000	2,712,000

		10,827,112

Total Corporate Bonds (Cost $469,282,044)		467,909,664

MUNICIPAL BONDS–1.36%
Educational Enhancement Funding
Series A 1.906% 6/1/17	3,300,000	3,285,183

LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Energy Northwest 1.793% 7/1/18	300,000	$302,781
Louisville Regional Airport Authority Series C 0.769% 7/1/16	3,000,000	2,999,310
•State of Texas Series C-2 0.553% 6/1/19	3,000,000	3,014,580

Total Municipal Bonds (Cost $9,617,921)		9,601,854

NON-AGENCY ASSET-BACKED SECURITIES–6.68%
Accredited Mortgage Loan Trust
•Series 2004-3 2A2 1.355% 10/25/34	34,253	34,208
•Series 2005-3 A1 0.40% 9/25/35	707,414	703,984
#•ALM IV Series 2011-4A A 144A 1.473% 7/18/22	2,500,000	2,491,925
American Express Credit Account Master Trust Series 2014-2 A 1.26% 1/15/20	3,000,000	2,988,426
•Ameriquest Mortgage Securities Trust Series 2006-R2 A2B 0.335% 4/25/36	630,823	626,049
•Amortizing Residential Collateral Trust Series 2004-1 A5 1.155% 10/25/34	128,205	126,174
•Avoca Series V-X A1B 0.526% 8/3/22	EUR 418,457	519,990
•BA Credit Card Trust Series 2014-A3 A 0.444% 1/15/20	3,500,000	3,500,483
•Bear Stearns Asset-Backed Securities I Trust Series 2004-BO1 M4 1.355% 10/25/34	1,046,000	1,039,432
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 1.655% 3/25/43	121,550	119,295
#Dell Equipment Finance Trust Series 2014-1 A2 144A 0.64% 7/22/16	1,500,000	1,499,955
#•@Drug Royalty II Series 2014-1 A1 144A 3.082% 7/15/23	294,261	296,153
#•Dryden Senior Loan Fund Series 2011-22A A1R 144A 1.404% 1/15/22	2,000,000	1,999,600
#Exeter Automobile Receivables Trust Series 2014-2A A 144A 1.06% 8/15/18	42,926	42,936
#•Galaxy XI Series 2011-11A A 144A 1.522% 8/20/22	2,500,000	2,487,000
•Gresham Capital Series 2006-1 B 0.587% 3/23/26	EUR 1,246,953	1,569,829
•GSAA Home Equity Trust Series 2004-11 2A2 0.475% 12/25/34	174,880	172,396

	Principal Amount°	Value (U.S. $)

NON-AGENCY ASSET-BACKED SECURITIES (continued)
#•Hewett’s Island Series 2006-5A C 144A 0.934% 12/5/18	500,000	$489,850
#•Highbridge Loan Management Series 2012-1AR A1R 144A 1.485% 9/20/22	5,000,000	4,990,150
•JP Morgan Mortgage Acquisition Series 2005-OPT2 A3 0.395% 12/25/35	231,778	231,522
#•Madison Park Funding Series 2011-7A A 144A 1.484% 6/15/22	988,292	983,894
#•Marathon II Series 2005-2A A1B 144A 0.503% 12/20/19	31,108	31,074
#•Navient Student Loan Trust Series 2014-CTA A 144A 0.854% 9/16/24	1,363,472	1,363,534
#•Ocean Trails Series 2006-1A A1 144A 0.484% 10/12/20	2,012,121	2,000,853
•Option One Mortgage Loan Trust Series 2005-5 A3 0.365% 12/25/35	1,552,941	1,540,842
Santander Drive Auto Receivables Trust Series 2014-1 A2A 0.66% 6/15/17	83,119	83,190
Securitized Asset-Backed Receivables Trust 2006-OP1 Series 2006-OP1	5,000,000	4,755,205
•Skellig Rock Series 2006-1X A1 0.619% 11/30/22	EUR 1,414,834	1,773,674
•Soundview Home Loan Trust Series 2005-OPT1 1A1 0.345% 6/25/35	934,032	929,766
•Specialty Underwriting & Residential Finance Trust Series 2005-AB1 M1 0.585% 3/25/36	521,456	510,046
•Strawinsky I Series 2007-1X A2 0.644% 8/10/24	EUR 551,454	692,383
#•Symphony Series 2012-8AR AR 144A 1.335% 1/9/23	6,500,000	6,500,000
#•Trimaran Series 2006-2A A1L 144A 0.49% 11/1/18	53,571	53,485

Total Non-Agency Asset-Backed Securities (Cost $47,405,838)		47,147,303

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.64%
#•BCAP Trust Series 2009-RR4 9A1 144A 2.392% 10/26/35	198,215	200,277
•Granite Mortgages Series 2004-3 2A1 0.513% 9/20/44	331,062	329,969
•GSR Mortgage Loan Trust Series 2005-5F 8A1 0.655% 6/25/35	1,260,452	1,217,556

LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Merrill Lynch Mortgage Investors Trust Series 2005-2 1A 1.572% 10/25/35	74,684	$73,657
•New York Mortgage Trust Series 2005-3 A1 0.395% 2/25/36	1,875,974	1,740,332
•Structured Adjustable Rate Mortgage Loan Trust Series 2004-6 3A2 2.386% 6/25/34	282,960	289,463
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A3 0.403% 7/19/35	719,247	668,576

Total Non-Agency Collateralized Mortgage Obligations (Cost $4,512,627)		4,519,830

ΔSOVEREIGN BONDS–1.63%
Brazil–0.86%
≠Brazil Letras do Tesouro Nacional 0.501% 1/1/16	BRL 17,100,000	6,055,122

		6,055,122

Japan–0.07%
Japan Bank for International Cooperation 2.50% 1/21/16	500,000	513,307

		513,307

Slovenia–0.70%
Slovenia Government International Bond
#144A 4.70% 11/1/16	EUR 3,400,000	4,637,759
4.75% 5/10/18	300,000	321,375

		4,959,134

Total Sovereign Bonds (Cost $12,129,896)		11,527,563

U.S. TREASURY OBLIGATIONS–39.18%
U.S. Treasury Notes
0.50% 7/31/16	59,500,000	59,511,603
0.50% 8/31/16	207,300,000	207,101,614
¥1.50% 5/31/19	5,200,000	5,146,378
2.00% 8/31/21	5,000,000	4,932,615

Total U.S. Treasury Obligations (Cost $276,457,075)		276,692,210

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.03%
•Citigroup Capital XIII 7.875%	8,500	$228,820

Total Preferred Stock (Cost $229,075)		228,820

MONEY MARKET FUND–6.57%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	46,407,084	46,407,084

Total Money Market Fund (Cost $46,407,084)		46,407,084

	Principal Amount°

SHORT-TERM INVESTMENTS–2.29%
Certificates of Deposit–0.89%
Banco de Brasil New York 1.21% 6/29/15	3,100,000	3,100,753
Kookmin Bank New York 0.74% 7/15/15	3,200,000	3,200,320

		6,301,073

Discounted Commercial Paper–1.40%
Tesco Treasury Services
≠0.96% 8/18/15	5,100,000	5,062,256
≠1.01% 8/17/15	1,800,000	1,786,725
≠Vodafone Group 0.60% 6/29/15	3,000,000	2,989,120

		9,838,101

Total Short-Term Investments (Cost $16,127,249)		16,139,174

TOTAL VALUE OF SECURITIES–127.70% (Cost $903,852,035)	901,752,207
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(27.70%)	(195,626,328)

NET ASSETS APPLICABLE TO 70,305,460 SHARES OUTSTANDING–100.00%	$706,125,879

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $176,279,678, which represents 24.96% of the Fund’s net assets.

Δ Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2014. Interest rates reset periodically.

LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $31,524,387, which represents 4.46% of the Fund’s net assets.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BNP	AUD	(1,512,000)	USD	1,401,877	10/2/14	$78,246
BNP	BRL	(17,100,000)	USD	6,611,790	8/15/15	(297,473)
BNP	EUR	(9,461,000)	USD	12,383,824	11/20/14	429,365
BNP	GBP	316,000	USD	(517,099)	12/11/14	(5,160)
BNP	JPY	(571,000,000)	USD	5,209,759	11/4/14	1,673
CSFB	JPY	568,520,540	USD	(5,180,000)	10/2/14	4,233

						$210,884

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(262) 90Day Euro$	$(63,590,068)	$(63,541,550)	3/20/18	$48,518
262 90Day Euro$	64,606,245	64,592,825	3/15/16	(13,420)

	$1,016,177			$35,098

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
JPMC	2.00%	9/29/14	10/1/14	$(59,574,375)	$(59,580,994)
JPMC	0.30%	9/30/14	10/1/14	(44,000,000)	(44,000,367)

				$(103,574,375)	$(103,581,361)

Swap Contracts

CDS Contracts

Counterparty	Swap Referenced Obligation	Notional Value[1]	Annual Protection Payments	Termination Date	Unrealized Appreciation (Depreciation)
	Protection Sold/Moody’s Rating:
BNP	Domtar/Baa3	50,000	1.00%	6/20/19	$(749)
BNP	Wendel/Baa3	EUR 1,000,000	5.00%	9/20/14	(16,883)
MSC	Domtar/Baa3	10,000	1.00%	6/20/19	(149)
MSC	Domtar/Baa3	5,200,000	1.00%	9/20/19	(30,783)

					$(48,564)

The use of foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts, notional

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

values and reverse repurchase agreements presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1Notional value shown is stated in U.S. Dollars unless noted that the swap is denominated in another currency.

Summary of Abbreviations:

AUD–Australian Dollar

BNP–Banque Paribas

BRL–Brazilian Real

CDS–Credit Default Swap

CSFB–Credit Suisse Financial Bank

EUR–European Monetary Unit

GBP–British Pound Sterling

JPMC–JPMorgan Chase

JPY–Japanese Yen

MSC–Morgan Stanley Capital

USD–United States Dollar

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$64,955,593	$8,290,245	$73,245,838
Corporate Debt	—	460,915,058	6,994,606	467,909,664
Sovereign Bonds	—	11,527,563	—	11,527,563
Municipal Bonds	—	9,601,854	—	9,601,854
U.S. Treasury Obligations	—	276,692,210	—	276,692,210
Short-Term Investments	—	12,938,854	3,200,320	16,139,174
Preferred Stock	228,820	—	—	228,820
Money Market Fund	46,407,084	—	—	46,407,084

Total	$46,635,904	$836,631,132	$18,485,171	$901,752,207

Foreign Currency Exchange Contracts	$—	$210,884	$—	$210,884

Futures Contracts	$35,098	$—	$—	$35,098

Reverse Repurchase Agreements	$(103,581,361)	$—	$—	$(103,581,361)

Swap Contracts	$—	$(48,564)	$—	$(48,564)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-and Mortgage-Backed Securities	Corporate Debt	Short-Term Investments	Total
Balance as of 5/1/14*	$—	$—	$—	$—
Purchases	8,343,972	6,994,584	3,200,000	18,538,556
Net unrealized appreciation (depreciation)	(53,727)	22	320	(53,385)

Balance as of 9/30/14	$8,290,245	$6,994,606	$3,200,320	$18,485,171

Net unrealized appreciation (depreciation) from Level 3 investments still held as of 9/30/14	$(53,727)	$22	$320	$(53,385)

*Date of commencement of operations.

Sensitivity Analysis

Valuation: US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund fair values its financial instruments at fair value using independent pricing sources under the policies approved by the Board. The Pricing Committee is the committee formed by the advisor to develop pricing policies and procedures and to provide oversight of the pricing function for the Fund.

When market quotations are not readily available for one or more portfolio securities, the Fund’s NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that a Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of

LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund

Schedule of Investments (continued)

security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker-dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Pricing Committee, or its delegate, employs various methods for calibrating these valuation approaches, including due diligence of the Fund’s pricing vendors and periodic back-testing of the prices that are fair valued under these procedures and reviews of any market related activity. The pricing of all securities fair valued by the Pricing Committee is subsequently reported to and approved by the Board on a quarterly basis.

	Fair Value at 9/30/14	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Non-Agency Asset-Backed Security	$2,320,245	Vendor pricing using reuters	N/A	N/A
Non-Agency Asset-Backed Security	6,994,606	Pricing using amortization	N/A	N/A
Commercial Mortgage-Backed Security	3,200,320	Pricing using amortization	N/A	N/A
Non-Agency Asset-Backed Security	5,970,000	Proxy pricing using Treasury	Non-Treasury components	N/A

	$18,485,171

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP PIMCO Low Duration Bond Fund–9

LVIP SSgA Conservative Index Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–86.35%
Equity Funds–21.87%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	968,034	$13,849,659
LVIP SSgA Small-Cap Index Fund	118,262	2,950,047

		16,799,706

Fixed Income Fund–50.81%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	3,410,503	39,026,389

		39,026,389

International Equity Fund–13.67%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	1,131,530	10,500,600

		10,500,600

Total Affiliated Investment Companies (Cost $58,037,404)		66,326,695

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–13.85%
Fixed Income Fund–10.02%
SPDR® Barclays Capital TIPS ETF	137,958	$7,693,918

		7,693,918

International Equity Fund–3.71%
iShares Core MSCI Emerging Markets ETF	57,029	2,853,731

		2,853,731

Money Market Fund–0.12%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	94,629	94,629

		94,629

Total Unaffiliated Investment Companies (Cost $10,722,604)		10,642,278

TOTAL VALUE OF SECURITIES–100.20% (Cost $68,760,008)	76,968,973
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.20%)	(154,524)

NET ASSETS APPLICABLE TO 6,239,048 SHARES OUTSTANDING–100.00%	$76,814,449

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$76,968,973

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Conservative Index Allocation Fund–1

LVIP SSgA Conservative Structured Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–90.02%
Equity Funds–21.82%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	1,205,604	$18,867,700
LVIP SSgA S&P 500 Index Fund	1,327,238	18,988,799
LVIP SSgA Small-Cap Index Fund	162,172	4,045,387
LVIP SSgA Small-Mid Cap 200 Fund	276,571	4,014,705

		45,916,591

Fixed Income Fund–50.85%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	9,352,872	107,024,911

		107,024,911

International Equity Funds–17.35%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	1,454,657	14,329,829
LVIP SSgA Emerging Markets 100 Fund	795,163	7,795,781
LVIP SSgA International Index Fund	1,551,556	14,398,439

		36,524,049

Total Affiliated Investment Companies (Cost $166,133,420)		189,465,551

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–10.26%
Fixed Income Fund–10.02%
SPDR® Barclays Capital TIPS ETF	377,999	$21,081,004

		21,081,004

Money Market Fund–0.24%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	500,694	500,694

		500,694

Total Unaffiliated Investment Companies (Cost $21,544,783)		21,581,698

TOTAL VALUE OF SECURITIES–100.28% (Cost $187,678,203)	211,047,249
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.28%)	(584,484)

NET ASSETS APPLICABLE TO 17,584,805 SHARES OUTSTANDING–100.00%	$210,462,765

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$211,047,249

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Conservative Structured Allocation Fund–1

LVIP SSgA Moderately Aggressive Index Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–85.58%
Equity Funds–38.11%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	4,109,171	$58,789,905
LVIP SSgA Small-Cap Index Fund	806,875	20,127,494

		78,917,399

Fixed Income Fund–25.72%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	4,653,776	53,253,160

		53,253,160

International Equity Fund–21.75%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	4,852,546	45,031,626

		45,031,626

Total Affiliated Investment Companies (Cost $144,564,601)		177,202,185

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–14.47%
Fixed Income Fund–5.07%
SPDR® Barclays Capital TIPS ETF	188,010	$10,485,318

		10,485,318

International Equity Fund–9.40%
iShares Core MSCI Emerging Markets ETF	389,038	19,467,461

		19,467,461

Total Unaffiliated Investment Companies (Cost $30,269,941)		29,952,779

TOTAL VALUE OF SECURITIES–100.05% (Cost $174,834,542)	207,154,964
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(100,563)

NET ASSETS APPLICABLE TO 15,366,284 SHARES OUTSTANDING–100.00%	$207,054,401

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$207,154,964

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Moderately Aggressive Index Allocation Fund–1

LVIP SSgA Moderately Aggressive Structured Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–94.96%
Equity Funds–38.07%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	4,221,411	$66,065,080
LVIP SSgA S&P 500 Index Fund	4,647,343	66,489,531
LVIP SSgA Small-Cap Index Fund	912,453	22,761,143
LVIP SSgA Small-Mid Cap 200 Fund	1,556,084	22,588,115

		177,903,869

Fixed Income Fund–25.77%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	10,526,628	120,456,208

		120,456,208

International Equity Funds–31.12%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	5,144,975	50,683,151
LVIP SSgA Emerging Markets 100 Fund	4,473,321	43,856,443
LVIP SSgA International Index Fund	5,487,797	50,926,758

		145,466,352

Total Affiliated Investment Companies (Cost $370,458,823)		443,826,429

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–5.07%
Fixed Income Fund–5.07%
SPDR® Barclays Capital TIPS ETF	425,160	$23,711,173

Total Unaffiliated Investment Company (Cost $23,803,885)		23,711,173

TOTAL VALUE OF SECURITIES–100.03% (Cost $394,262,708)	467,537,602
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(159,739)

NET ASSETS APPLICABLE TO 35,689,057 SHARES OUTSTANDING–100.00%	$467,377,863

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$467,537,602

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Moderately Aggressive Structured Allocation Fund–1

LVIP SSgA Moderate Index Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–84.33%
Equity Funds–33.96%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	4,201,085	$60,104,918
LVIP SSgA Small-Cap Index Fund	710,689	17,728,134

		77,833,052

Fixed Income Fund–30.70%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	6,148,747	70,360,116

		70,360,116

International Equity Fund–19.67%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	4,856,927	45,072,278

		45,072,278

Total Affiliated Investment Companies (Cost $161,050,901)		193,265,446

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–15.72%
Fixed Income Fund–10.08%
SPDR® Barclays Capital TIPS ETF	414,172	$23,098,372

		23,098,372

International Equity Fund–5.61%
iShares Core MSCI Emerging Markets ETF	257,014	12,860,981

		12,860,981

Money Market Fund–0.03%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	82,937	82,937

		82,937

Total Unaffiliated Investment Companies (Cost $36,592,390)		36,042,290

TOTAL VALUE OF SECURITIES–100.05% (Cost $197,643,291)	229,307,736
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(123,628)

NET ASSETS APPLICABLE TO 17,316,762 SHARES OUTSTANDING–100.00%	$229,184,108

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$229,307,736

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Moderate Index Allocation Fund–1

LVIP SSgA Moderate Structured Allocation Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–89.95%
Equity Funds–33.92%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	7,687,035	$120,302,105
LVIP SSgA S&P 500 Index Fund	8,462,676	121,075,509
LVIP SSgA Small-Cap Index Fund	1,431,437	35,707,199
LVIP SSgA Small-Mid Cap 200 Fund	2,441,112	35,435,185

		312,519,998

Fixed Income Fund–30.77%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	24,772,353	283,470,030

		283,470,030

International Equity Funds–25.26%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	9,171,919	90,352,571
LVIP SSgA Emerging Markets 100 Fund	5,262,730	51,595,805
LVIP SSgA International Index Fund	9,783,035	90,786,564

		232,734,940

Total Affiliated Investment Companies (Cost $708,963,063)		828,724,968

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–10.09%
Fixed Income Fund–10.09%
SPDR® Barclays Capital TIPS ETF	1,667,493	$92,996,085

Total Unaffiliated Investment Company (Cost $94,832,123)		92,996,085

TOTAL VALUE OF SECURITIES–100.04% (Cost $803,795,186)	921,721,053
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.04%)	(413,426)

NET ASSETS APPLICABLE TO 72,071,818 SHARES OUTSTANDING–100.00%	$921,307,627

*	Standard Class shares.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation-Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$921,721,053

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Moderate Structured Allocation Fund–1

LVIP SSgA Bond Index Fund

Schedule of Investments (unaudited)

September 30, 2014

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES–28.82%
Fannie Mae ARM
•2.294% 7/1/38	200,383	$214,333
•2.341% 9/1/37	252,535	271,147
•2.449% 3/1/37	385,260	415,054
•2.855% 11/1/35	323,228	328,834
•2.905% 11/1/41	243,291	256,623
•3.285% 1/1/41	2,105,329	2,213,638
•3.309% 6/1/41	2,929,379	3,087,226
Fannie Mae S.F. 10 yr
4.00% 8/1/19	91,581	96,979
4.00% 6/1/20	423,177	448,237
4.00% 5/1/23	247,420	262,051
5.50% 12/1/14	2,450	2,591
5.50% 11/1/15	1,575	1,666
6.00% 3/1/16	85,655	88,233
6.00% 10/1/16	81,130	84,356
6.00% 12/1/17	36,653	37,998
6.00% 9/1/18	14,937	15,979
Fannie Mae S.F. 15 yr
2.50% 10/1/27	1,729,275	1,749,465
2.50% 3/1/28	3,973,628	4,020,015
2.50% 4/1/28	4,332,333	4,382,925
2.50% 7/1/28	888,574	898,949
2.50% 9/1/28	1,800,969	1,821,991
2.50% 10/1/28	5,563,079	5,606,235
3.00% 11/1/26	3,700,080	3,823,998
3.00% 6/1/27	930,545	961,732
3.00% 8/1/27	1,722,801	1,780,554
3.00% 9/1/27	7,054,086	7,290,568
3.00% 10/1/27	1,021,383	1,055,626
3.00% 12/1/27	318,737	329,423
3.50% 11/1/25	1,016,966	1,071,348
3.50% 12/1/25	2,396,203	2,528,357
3.50% 12/1/26	1,463,615	1,541,918
4.00% 7/1/18	153,224	162,316
4.00% 8/1/18	95,196	100,870
4.00% 5/1/20	3,166,076	3,355,343
4.00% 4/1/24	198,076	211,358
4.00% 5/1/24	382,153	407,027
4.00% 6/1/24	475,224	506,626
4.00% 7/1/24	193,769	206,802
4.00% 10/1/24	14,557	15,466
4.00% 12/1/24	567,166	605,138
4.00% 1/1/25	741,759	795,151
4.00% 3/1/25	836,892	897,263
4.00% 5/1/25	339,990	362,856
4.00% 7/1/25	7,283	7,772
4.00% 8/1/25	26,463	28,124
4.00% 9/1/25	272,144	290,429
4.00% 10/1/25	361,757	386,142
4.00% 1/1/26	11,199	11,957
4.00% 3/1/26	873,026	931,719

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 15 yr (continued)
4.00% 5/1/26	9,600	$10,201
4.00% 7/1/26	828,647	883,831
4.50% 2/1/23	152,923	161,337
4.50% 4/1/23	15,945	17,127
4.50% 5/1/23	18,966	20,389
4.50% 6/1/23	504,429	542,124
4.50% 11/1/23	24,244	26,002
4.50% 1/1/24	5,029	5,306
4.50% 2/1/24	5,258	5,640
4.50% 3/1/24	7,671	8,183
4.50% 4/1/24	218,690	235,059
4.50% 5/1/24	409,484	439,900
4.50% 7/1/24	344,563	367,737
4.50% 8/1/24	479,725	512,140
4.50% 11/1/24	217,580	232,123
4.50% 4/1/25	369,873	394,892
4.50% 5/1/25	35,182	37,556
4.50% 6/1/25	8,667	9,245
5.00% 6/1/19	2,091	2,208
5.00% 4/1/23	40,395	43,694
5.00% 6/1/23	733,227	791,098
5.00% 9/1/23	349,348	378,162
5.00% 11/1/23	212,415	229,786
5.00% 12/1/23	209,562	227,656
5.00% 3/1/25	85,911	93,201
5.00% 6/1/25	3,996	4,343
5.50% 12/1/18	186,062	196,941
5.50% 3/1/20	328,338	347,657
5.50% 4/1/22	81,574	88,957
5.50% 7/1/22	98,364	107,601
6.00% 12/1/18	15	16
6.00% 6/1/20	11,348	12,025
6.00% 8/1/22	21,987	23,651
6.00% 9/1/22	72,750	79,365
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/29	1,000,000	1,005,625
3.50% 10/1/29	5,500,000	5,781,445
Fannie Mae S.F. 20 yr
3.50% 7/1/34	9,823,964	10,219,704
6.50% 12/1/17	536	607
Fannie Mae S.F. 30 yr
3.00% 9/1/42	2,700,590	2,669,646
3.00% 10/1/42	3,939,581	3,899,317
3.00% 11/1/42	2,680,706	2,649,090
3.00% 12/1/42	2,471,230	2,448,109
3.00% 1/1/43	5,356,938	5,292,914
3.00% 3/1/43	11,396,971	11,256,635
3.00% 4/1/43	2,857,487	2,822,153
3.00% 5/1/43	1,864,974	1,841,719
3.00% 6/1/43	8,139,255	8,038,713
3.00% 8/1/43	6,225,349	6,145,793
3.50% 10/1/40	1,324,786	1,355,954

LVIP SSgA Bond Index Fund–1

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
3.50% 12/1/40	681,171	$697,253
3.50% 2/1/41	1,186,665	1,214,658
3.50% 8/1/42	940,527	963,111
3.50% 9/1/42	10,045,819	10,287,417
3.50% 10/1/42	5,835,587	5,975,805
3.50% 11/1/42	2,115,387	2,165,110
3.50% 1/1/43	4,197,865	4,297,969
3.50% 7/1/43	8,266,230	8,460,531
4.00% 1/1/39	64,309	67,864
4.00% 2/1/39	121,039	127,730
4.00% 3/1/39	5,027	5,304
4.00% 4/1/39	444,457	469,026
4.00% 6/1/39	200,173	211,239
4.00% 8/1/39	731,812	774,036
4.00% 9/1/39	915,088	970,174
4.00% 11/1/39	63,239	66,735
4.00% 12/1/39	1,557,111	1,643,185
4.00% 1/1/40	652,358	688,419
4.00% 5/1/40	322,203	340,013
4.00% 8/1/40	130,304	137,507
4.00% 9/1/40	263,231	277,782
4.00% 10/1/40	1,170,005	1,234,680
4.00% 11/1/40	1,661,869	1,753,733
4.00% 12/1/40	2,484,722	2,627,663
4.00% 1/1/41	6,675,381	7,044,382
4.00% 2/1/41	1,533,091	1,617,838
4.00% 3/1/41	39,297	41,469
4.00% 4/1/41	534,676	564,232
4.00% 5/1/41	2,828,364	2,984,710
4.00% 6/1/41	40,204	42,426
4.00% 9/1/41	610,511	644,258
4.00% 10/1/41	337,057	355,689
4.00% 11/1/41	654,311	690,480
4.00% 12/1/41	28,363	29,931
4.00% 1/1/42	23,269	24,555
4.00% 3/1/42	436,120	460,228
4.00% 10/1/43	6,939,438	7,341,655
4.00% 12/1/43	2,450,133	2,590,085
4.00% 7/1/44	5,445,495	5,746,510
4.00% 9/1/44	5,485,117	5,788,323
4.50% 8/1/33	39,883	43,168
4.50% 1/1/34	24,425	26,368
4.50% 9/1/35	147,690	159,597
4.50% 2/1/38	58,524	63,178
4.50% 4/1/38	71,313	76,993
4.50% 7/1/38	72,467	78,230
4.50% 11/1/38	288,333	311,307
4.50% 2/1/39	663,828	716,619
4.50% 3/1/39	526,266	568,118
4.50% 4/1/39	1,680,114	1,819,782
4.50% 5/1/39	658,474	717,628
4.50% 6/1/39	214,903	232,366

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
4.50% 7/1/39	925,298	$999,978
4.50% 9/1/39	434,326	472,914
4.50% 1/1/40	1,366,408	1,499,567
4.50% 2/1/40	2,547,651	2,775,176
4.50% 5/1/40	1,553,486	1,687,588
4.50% 6/1/40	711,219	768,919
4.50% 8/1/40	308,718	333,529
4.50% 9/1/40	855,360	924,987
4.50% 10/1/40	4,834,343	5,232,078
4.50% 11/1/40	818,077	884,322
4.50% 2/1/41	3,369,739	3,644,473
4.50% 4/1/41	39,559	42,790
4.50% 5/1/41	4,133,116	4,471,353
4.50% 6/1/41	428,963	463,076
5.00% 12/1/32	83,371	91,954
5.00% 9/1/33	267,261	295,627
5.00% 4/1/34	977,439	1,081,033
5.00% 7/1/34	628,667	695,436
5.00% 11/1/34	313,126	346,312
5.00% 4/1/35	196,587	217,413
5.00% 6/1/35	327,320	361,930
5.00% 7/1/35	3,756,631	4,154,064
5.00% 9/1/35	63,883	70,460
5.00% 10/1/35	254,638	281,574
5.00% 12/1/35	1,188,220	1,313,952
5.00% 2/1/36	2,706,568	2,992,562
5.00% 3/1/36	152,978	169,163
5.00% 11/1/36	56,828	62,841
5.00% 8/1/37	54,789	60,430
5.00% 4/1/38	359,238	396,220
5.00% 7/1/38	45,287	49,949
5.00% 11/1/38	35,873	39,566
5.00% 8/1/39	1,805,676	1,993,785
5.00% 12/1/39	375,146	414,533
5.00% 1/1/40	844,183	943,943
5.00% 7/1/40	3,026,820	3,352,991
5.00% 9/1/40	892,628	985,814
5.50% 11/1/33	88,453	99,239
5.50% 1/1/34	127,774	143,387
5.50% 5/1/34	170,206	191,058
5.50% 7/1/34	250,498	279,459
5.50% 10/1/34	289,176	324,229
5.50% 9/1/35	171,770	192,119
5.50% 10/1/35	172,680	192,708
5.50% 12/1/35	634,747	709,621
5.50% 1/1/36	841,515	941,229
5.50% 4/1/36	2,220,629	2,479,355
5.50% 8/1/36	499,351	557,551
5.50% 1/1/37	689,324	767,366
5.50% 2/1/37	37,498	41,734
5.50% 3/1/37	196,503	218,802
5.50% 5/1/37	272,890	305,744

LVIP SSgA Bond Index Fund–2

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
5.50% 6/1/37	201,775	$225,385
5.50% 8/1/37	83,418	92,819
5.50% 11/1/37	2,250	2,503
5.50% 12/1/37	759	844
5.50% 1/1/38	4,746,331	5,281,799
5.50% 2/1/38	137,189	152,650
5.50% 5/1/38	354,753	394,731
5.50% 6/1/38	23,911	26,611
5.50% 7/1/38	198,779	221,179
5.50% 10/1/38	83,940	93,400
5.50% 1/1/39	363,009	404,163
5.50% 5/1/39	805,271	896,019
5.50% 6/1/39	799,670	889,787
5.50% 10/1/39	351,310	390,900
5.50% 7/1/41	668,156	743,453
6.00% 12/1/35	235,031	270,765
6.00% 2/1/36	102,497	116,447
6.00% 6/1/36	62,762	71,068
6.00% 7/1/36	207,272	234,891
6.00% 8/1/36	126,015	142,754
6.00% 9/1/36	187,037	211,808
6.00% 10/1/36	199,746	226,296
6.00% 11/1/36	12,436	14,108
6.00% 1/1/37	138,421	156,811
6.00% 2/1/37	779,924	888,823
6.00% 3/1/37	70,279	79,516
6.00% 4/1/37	7,356	8,305
6.00% 5/1/37	226,086	256,315
6.00% 6/1/37	130,031	147,001
6.00% 8/1/37	278,122	314,062
6.00% 9/1/37	426,307	482,029
6.00% 10/1/37	654,572	739,030
6.00% 11/1/37	142,230	160,616
6.00% 1/1/38	78,367	88,772
6.00% 2/1/38	90,374	102,034
6.00% 4/1/38	7,810	8,818
6.00% 5/1/38	279,274	315,308
6.00% 6/1/38	109,817	123,987
6.00% 8/1/38	122,600	138,419
6.00% 9/1/38	64,103	72,492
6.00% 10/1/38	68,988	77,889
6.00% 11/1/38	64,521	72,846
6.00% 12/1/38	1,037,736	1,181,544
6.00% 4/1/40	833,769	942,242
6.00% 6/1/40	1,522,043	1,723,305
6.50% 3/1/32	1,286	1,459
6.50% 7/1/36	145,194	164,457
6.50% 9/1/36	139,377	157,767
6.50% 11/1/36	175,950	208,354
6.50% 9/1/37	25,203	29,821
6.50% 10/1/37	283,612	321,031
6.50% 2/1/38	242,279	279,299

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Fannie Mae S.F. 30 yr (continued)
6.50% 3/1/38	532,921	$633,231
6.50% 5/1/38	94,557	107,033
6.50% 7/1/38	233,173	263,938
6.50% 10/1/38	249,943	282,920
7.00% 8/1/39	624,311	730,863
Fannie Mae S.F. 30 yr TBA
3.50% 10/1/44	13,400,000	13,696,266
4.00% 10/1/44	9,400,000	9,905,837
4.50% 10/1/44	6,500,000	7,012,890
Freddie Mac ARM
•2.298% 9/1/37	426,625	458,428
•2.311% 11/1/37	213,405	228,144
•3.513% 9/1/40	999,137	1,068,441
•3.664% 8/1/40	616,544	651,595
•5.983% 6/1/36	75,997	76,471
Freddie Mac S.F. 15 yr
2.50% 4/1/28	194,893	197,237
2.50% 7/1/28	571,662	578,538
2.50% 8/1/28	4,540,406	4,595,024
2.50% 9/1/28	3,294,501	3,333,967
2.50% 10/1/28	4,605,036	4,660,433
3.00% 11/1/26	4,675,182	4,814,156
3.00% 2/1/27	420,353	432,887
3.00% 3/1/27	2,370,523	2,442,450
3.00% 4/1/27	1,821,577	1,875,725
3.00% 11/1/27	802,328	826,178
3.00% 2/1/29	1,886,220	1,943,686
3.00% 7/1/29	3,946,330	4,063,639
3.50% 12/1/25	2,446,188	2,581,359
3.50% 3/1/26	1,828,659	1,920,515
4.00% 2/1/24	123,969	131,578
4.00% 8/1/24	192,870	205,084
4.00% 2/1/25	262,832	280,662
4.00% 7/1/25	794,363	848,085
4.00% 4/1/26	1,659,639	1,771,122
4.50% 1/1/15	1,329	1,401
4.50% 2/1/15	2,315	2,441
4.50% 8/1/15	2,341	2,468
4.50% 3/1/18	147,550	155,592
4.50% 4/1/18	126,995	133,953
4.50% 10/1/18	48,289	50,918
4.50% 11/1/18	192,417	202,998
4.50% 12/1/18	91,928	96,964
4.50% 1/1/19	89,333	94,229
4.50% 2/1/19	108,616	114,575
4.50% 7/1/19	159,256	168,014
4.50% 12/1/19	58,237	61,428
4.50% 4/1/21	46,276	48,835
4.50% 6/1/24	9,192	9,947
4.50% 7/1/24	328,144	354,981
4.50% 8/1/24	151,497	162,501

LVIP SSgA Bond Index Fund–3

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 15 yr (continued)
4.50% 11/1/24	287,600	$311,167
4.50% 5/1/25	117,647	127,305
5.00% 10/1/17	11,032	11,642
5.00% 4/1/18	235,565	248,585
5.00% 4/1/23	199,993	217,648
5.00% 1/1/25	27,343	28,894
5.00% 3/1/25	109,634	119,309
5.50% 12/1/15	19,276	20,432
5.50% 11/1/16	150,643	159,681
5.50% 11/1/17	17,085	18,110
5.50% 4/1/18	71,916	76,230
6.00% 11/1/23	137,072	150,892
Freddie Mac S.F. 15 yr TBA 2.50% 10/1/29	3,000,000	3,017,931
Freddie Mac S.F. 30 yr
3.00% 10/1/42	2,656,765	2,626,750
3.00% 1/1/43	5,790,746	5,730,675
3.00% 3/1/43	6,873,256	6,795,607
3.00% 4/1/43	4,589,324	4,537,476
3.00% 7/1/43	1,844,643	1,823,804
3.00% 8/1/43	741,279	732,905
3.00% 10/1/43	2,219,316	2,194,244
3.50% 2/1/42	3,720,394	3,801,941
3.50% 5/1/42	3,515,193	3,592,242
3.50% 10/1/42	3,487,554	3,563,997
3.50% 2/1/43	1,978,305	2,022,479
3.50% 5/1/43	2,711,674	2,771,111
3.50% 8/1/43	5,190,195	5,303,958
3.50% 2/1/44	1,942,165	1,984,735
3.50% 3/1/44	146,321	149,528
3.50% 6/1/44	2,470,699	2,524,854
3.50% 8/1/44	2,494,581	2,549,259
4.00% 5/1/39	288,123	303,752
4.00% 5/1/39	263,318	277,601
4.00% 2/1/40	171,273	180,564
4.00% 5/1/40	305,823	322,411
4.00% 8/1/40	77,243	81,433
4.00% 9/1/40	680,718	717,643
4.00% 10/1/40	2,473,066	2,607,215
4.00% 11/1/40	5,258,701	5,545,162
4.00% 12/1/40	2,507,892	2,643,929
4.00% 2/1/41	2,114,449	2,231,672
4.00% 12/1/41	3,378,544	3,561,809
4.00% 1/1/42	861,051	907,758
4.00% 3/1/42	195,089	205,671
4.00% 6/1/42	19,423	20,477
4.00% 5/1/44	3,912,896	4,125,147
4.50% 2/1/39	112,544	121,436
4.50% 4/1/39	55,816	60,226
4.50% 5/1/39	196,335	213,642
4.50% 6/1/39	1,484,839	1,612,377
4.50% 7/1/39	356,303	384,457

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
4.50% 9/1/39	1,117,528	$1,220,581
4.50% 10/1/39	1,115,793	1,206,978
4.50% 1/1/40	2,636,322	2,870,467
4.50% 2/1/40	1,619,422	1,763,174
4.50% 7/1/40	291,553	314,831
4.50% 9/1/40	1,515,657	1,649,979
4.50% 2/1/41	5,698,404	6,205,110
4.50% 3/1/41	680,823	738,398
4.50% 9/1/41	1,893,760	2,043,395
5.00% 10/1/34	412,315	457,694
5.00% 2/1/35	80,622	89,169
5.00% 8/1/35	167,695	185,494
5.00% 10/1/35	79,556	87,970
5.00% 11/1/35	33,738	37,269
5.00% 12/1/35	276,867	306,113
5.00% 2/1/37	201,489	221,790
5.00% 4/1/37	221,310	243,545
5.00% 5/1/37	212,558	233,914
5.00% 12/1/37	694,813	764,629
5.00% 1/1/38	9,352	10,292
5.00% 4/1/38	8,039	8,847
5.00% 6/1/38	393,272	432,784
5.00% 7/1/38	47,046	51,773
5.00% 9/1/38	19,505	21,465
5.00% 10/1/38	387,308	426,221
5.00% 12/1/38	1,130,150	1,243,695
5.00% 1/1/39	96,507	106,203
5.00% 2/1/39	1,764,338	1,941,599
5.00% 3/1/39	624,132	692,684
5.00% 8/1/39	177,817	197,582
5.00% 9/1/39	1,062,557	1,173,497
5.00% 1/1/40	1,030,229	1,139,370
5.00% 5/1/40	415,345	459,491
5.00% 6/1/40	2,374,093	2,634,349
5.00% 9/1/40	241,383	265,634
5.00% 3/1/41	685,362	754,846
5.50% 8/1/33	87,691	98,162
5.50% 6/1/34	204,552	229,305
5.50% 6/1/35	136,821	153,716
5.50% 11/1/35	268,518	299,644
5.50% 1/1/37	129,289	144,122
5.50% 5/1/37	156,651	174,272
5.50% 7/1/37	76,166	85,489
5.50% 1/1/38	714,805	795,650
5.50% 2/1/38	162,231	180,718
5.50% 5/1/38	1,024,176	1,143,897
5.50% 6/1/38	42,190	46,930
5.50% 8/1/38	151,998	170,476
5.50% 12/1/38	160,205	179,112
5.50% 8/1/39	241,894	270,941
5.50% 12/1/39	760,513	846,700
5.50% 3/1/40	684,197	761,313

LVIP SSgA Bond Index Fund–4

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac S.F. 30 yr (continued)
5.50% 4/1/40	1,596,726	$1,778,913
5.50% 5/1/40	584,689	651,228
5.50% 6/1/41	135,291	150,563
6.00% 11/1/28	25,874	29,525
6.00% 7/1/33	22,857	26,285
6.00% 8/1/36	42,421	47,809
6.00% 11/1/36	116,732	131,642
6.00% 4/1/37	1,759	1,990
6.00% 5/1/37	244,953	275,832
6.00% 8/1/37	478,246	539,512
6.00% 9/1/37	298,166	337,318
6.00% 10/1/37	78,705	88,638
6.00% 11/1/37	439,758	495,958
6.00% 12/1/37	28,737	32,607
6.00% 1/1/38	354,094	398,816
6.00% 4/1/38	22,515	25,360
6.00% 6/1/38	62,412	70,336
6.00% 7/1/38	87,448	98,572
6.00% 8/1/38	117,803	132,769
6.00% 9/1/38	63,525	71,605
6.00% 10/1/38	188,750	212,552
6.00% 11/1/38	21,764	24,529
6.00% 3/1/39	74,814	84,247
6.00% 5/1/40	2,099,699	2,366,866
6.50% 11/1/36	351,654	397,617
6.50% 8/1/37	188,127	221,014
6.50% 10/1/37	41,023	46,390
6.50% 6/1/38	79,462	89,849
6.50% 4/1/39	203,751	230,382
Freddie Mac S.F. 30 yr TBA
4.00% 10/1/44	8,000,000	8,422,496
GNMA I S.F. 30 yr
3.00% 9/15/42	2,509,309	2,531,483
3.00% 11/15/42	2,175,266	2,194,488
3.00% 12/15/42	663,459	669,322
3.50% 10/15/40	427,186	442,271
3.50% 1/15/41	156,956	162,579
3.50% 7/15/41	98,515	102,436
3.50% 10/15/41	1,218,735	1,261,837
3.50% 3/15/42	99,503	103,026
3.50% 6/15/42	4,746,024	4,913,616
3.50% 7/15/42	1,902,663	1,969,850
3.50% 10/15/42	611,377	632,966
3.50% 4/15/43	1,735,483	1,796,767
4.00% 6/15/39	168,193	178,749
4.00% 7/15/39	244,383	259,720
4.00% 8/15/39	209,194	222,323
4.00% 8/15/40	1,167,840	1,241,504
4.00% 10/15/40	1,005,142	1,074,852
4.00% 12/15/40	1,376,925	1,475,396
4.00% 1/15/41	1,378,735	1,477,223

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
4.00% 9/15/41	2,228,745	$2,368,617
4.50% 2/15/39	363,285	394,503
4.50% 3/15/39	2,033,234	2,207,956
4.50% 4/15/39	181,545	197,147
4.50% 5/15/39	171,671	188,379
4.50% 6/15/39	699,679	759,800
4.50% 7/15/39	791,662	859,695
4.50% 8/15/39	130,782	142,021
4.50% 9/15/39	685,169	744,053
4.50% 10/15/39	1,649,488	1,809,303
4.50% 11/15/39	1,034,934	1,128,674
4.50% 12/15/39	453,869	493,994
4.50% 1/15/40	2,153,397	2,353,368
4.50% 4/15/40	602,174	655,440
4.50% 5/15/40	619,109	679,403
4.50% 6/15/40	1,490,141	1,630,743
4.50% 8/15/40	622,405	677,319
4.50% 9/15/40	415,296	454,483
4.50% 1/15/41	493,992	539,762
4.50% 2/15/41	3,518,604	3,844,260
4.50% 3/15/41	483,467	526,065
4.50% 6/15/41	431,458	469,433
4.50% 7/15/41	56,781	61,790
5.00% 3/15/35	129,836	143,259
5.00% 3/15/38	41,290	45,447
5.00% 4/15/38	39,293	43,250
5.00% 5/15/38	6,587	7,250
5.00% 8/15/38	37,555	41,337
5.00% 11/15/38	58,981	64,922
5.00% 1/15/39	411,420	454,617
5.00% 4/15/39	441,145	485,321
5.00% 5/15/39	1,805,863	1,997,644
5.00% 6/15/39	1,466,372	1,626,391
5.00% 9/15/39	3,247,732	3,606,064
5.00% 10/15/39	257,315	283,371
5.00% 11/15/39	705,561	783,297
5.00% 1/15/40	2,136,441	2,368,967
5.00% 2/15/40	883,750	981,331
5.00% 4/15/40	700,400	774,035
5.00% 7/15/40	749,059	832,072
5.50% 10/15/33	391,747	440,227
5.50% 4/15/37	94,385	105,361
5.50% 7/15/37	48,545	53,965
5.50% 1/15/38	584,014	649,091
5.50% 2/15/38	435,091	485,693
5.50% 7/15/38	176,661	196,774
5.50% 8/15/38	78,065	86,764
5.50% 9/15/38	888,494	987,493
5.50% 12/15/38	655,673	728,735
5.50% 1/15/39	313,115	348,189
5.50% 5/15/39	472,655	525,544
5.50% 7/15/39	11,975	13,307

LVIP SSgA Bond Index Fund–5

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA I S.F. 30 yr (continued)
5.50% 10/15/39	510,958	$568,136
5.50% 12/15/39	158,299	176,050
5.50% 4/15/40	955,510	1,073,151
5.50% 2/15/41	132,378	147,223
6.00% 5/15/37	242,087	279,926
6.00% 1/15/38	182,006	205,262
6.00% 3/15/38	10,317	11,636
6.00% 5/15/38	467,307	534,151
6.00% 7/15/38	240,518	271,238
6.00% 8/15/38	280,775	316,651
6.00% 10/15/38	264,472	298,271
6.00% 11/15/38	171,182	193,057
6.00% 12/15/38	289,010	325,944
6.00% 1/15/39	51,316	57,884
6.00% 5/15/39	7,843	8,849
6.00% 6/15/39	6,365	7,180
6.00% 8/15/39	11,944	13,473
6.00% 10/15/39	17,568	19,817
6.00% 6/15/40	7,684	8,669
6.00% 12/15/40	1,315,053	1,483,682
6.50% 3/15/38	15,563	17,643
6.50% 5/15/38	36,323	41,179
6.50% 7/15/38	103,211	117,651
6.50% 8/15/38	3,953	4,501
6.50% 9/15/38	15,340	17,428
6.50% 10/15/38	39,012	44,228
6.50% 2/15/39	323,009	366,189
6.50% 8/15/39	26,642	30,384
GNMA I S.F. 30 yr TBA 4.00% 10/1/44	2,000,000	2,121,406
GNMA II S.F. 30 yr
3.00% 9/20/42	3,417,825	3,448,205
3.00% 11/20/42	1,732,935	1,748,338
3.00% 12/20/42	2,718,431	2,742,382
3.00% 1/20/43	2,653,398	2,676,588
3.00% 2/20/43	3,227,395	3,263,108
3.00% 3/20/43	5,436,784	5,491,375
3.00% 6/20/43	2,315,593	2,335,454
3.00% 9/20/43	3,794,169	3,826,711
3.50% 4/20/42	1,432,251	1,483,219
3.50% 6/20/42	1,906,788	1,974,643
3.50% 10/20/42	1,601,812	1,658,816
3.50% 12/20/42	3,249,379	3,365,016
3.50% 2/20/43	5,694,796	5,897,298
3.50% 3/20/43	3,220,275	3,347,440
3.50% 5/20/43	4,013,669	4,155,810
3.50% 1/20/44	6,252,139	6,473,553
4.00% 5/20/39	1,888,408	2,007,847
4.00% 8/20/40	1,121,378	1,193,171
4.00% 10/20/41	194,504	206,578
4.00% 11/20/41	3,250,184	3,451,834
4.00% 12/20/41	1,342,969	1,426,208

	Principal Amount°	Value (U.S. $)

AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr (continued)
4.00% 5/20/42	3,112,451	$3,305,365
4.00% 8/20/42	1,415,280	1,503,000
4.00% 8/20/43	3,076,910	3,267,620
4.00% 3/20/44	4,711,379	5,003,396
4.50% 7/20/41	4,906,712	5,342,519
4.50% 12/20/43	3,578,016	3,888,176
5.00% 4/20/43	2,614,125	2,905,194
GNMA II S.F. 30 yr TBA
3.00% 10/1/44	1,500,000	1,509,492
3.50% 10/1/44	5,000,000	5,166,406
4.00% 10/1/44	6,000,000	6,358,593
4.50% 10/1/44	3,000,000	3,253,594

Total Agency Mortgage-Backed Securities (Cost $667,122,943)		676,906,730

AGENCY OBLIGATIONS–3.54%
Fannie Mae
0.375% 12/21/15	1,100,000	1,101,929
0.50% 10/22/15	250,000	250,819
0.50% 3/30/16	2,000,000	2,001,828
0.50% 5/20/16	1,500,000	1,500,511
0.52% 5/20/16	1,000,000	999,382
0.625% 8/26/16	2,000,000	2,001,658
0.875% 10/26/17	750,000	743,108
0.875% 12/20/17	500,000	493,901
0.875% 2/8/18	1,000,000	984,369
0.875% 5/21/18	1,750,000	1,714,496
0.90% 11/7/17	750,000	741,160
1.00% 8/21/17	100,000	99,436
1.00% 10/11/17	2,000,000	1,974,888
1.00% 5/21/18	100,000	98,199
1.25% 1/30/17	3,500,000	3,533,177
1.625% 10/26/15	1,000,000	1,015,158
1.70% 10/4/19	125,000	122,659
1.75% 1/30/19	1,100,000	1,102,076
1.75% 9/12/19	1,000,000	992,342
1.875% 10/15/15	100,000	101,626
1.875% 9/18/18	1,000,000	1,010,608
2.375% 4/11/16	2,000,000	2,059,122
2.625% 9/6/24	2,085,000	2,055,414
3.40% 9/27/32	250,000	237,195
4.375% 10/15/15	1,000,000	1,043,489
4.875% 12/15/16	500,000	545,551
5.00% 3/15/16	1,000,000	1,066,642
5.00% 2/13/17	1,000,000	1,097,224
5.00% 5/11/17	500,000	552,146
5.375% 6/12/17	600,000	669,796
5.625% 7/15/37	100,000	133,681
6.00% 4/18/36	100,000	107,817
6.25% 5/15/29	500,000	677,193
6.625% 11/15/30	300,000	426,989
7.125% 1/15/30	500,000	731,964

LVIP SSgA Bond Index Fund–6

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Fannie Mae (continued)
7.25% 5/15/30	500,000	$744,873
8.95% 2/12/18	1,000,000	1,246,473
Federal Farm Credit Banks
1.50% 11/16/15	250,000	253,505
2.50% 6/20/22	125,000	121,738
4.875% 12/16/15	1,000,000	1,055,107
4.875% 1/17/17	300,000	327,817
5.125% 8/25/16	100,000	108,494
Federal Home Loan Banks
0.375% 6/24/16	2,500,000	2,495,955
0.50% 11/20/15	2,500,000	2,507,360
0.875% 5/24/17	500,000	499,004
1.125% 9/28/16	500,000	503,015
1.20% 11/21/18	750,000	732,791
2.125% 12/21/15	250,000	255,552
2.25% 9/8/17	500,000	516,171
4.125% 3/13/20	400,000	438,734
4.625% 9/11/20	1,000,000	1,130,211
4.875% 5/17/17	200,000	220,293
5.00% 11/17/17	1,700,000	1,895,585
5.375% 5/18/16	2,000,000	2,158,710
5.375% 5/15/19	1,000,000	1,163,555
5.50% 7/15/36	300,000	389,664
Federal Home Loan Mortgage
0.50% 5/27/16	1,000,000	996,557
0.75% 1/12/18	1,000,000	980,806
0.875% 10/14/16	1,100,000	1,104,627
0.875% 3/7/18	1,250,000	1,229,127
1.00% 6/29/17	1,000,000	998,890
1.25% 8/21/17	500,000	499,395
1.25% 8/1/19	500,000	485,591
1.25% 10/2/19	1,000,000	971,831
1.375% 5/1/20	2,600,000	2,507,755
1.75% 5/30/19	500,000	498,818
2.00% 8/25/16	500,000	513,379
2.00% 7/30/19	100,000	100,653
2.375% 1/13/22	6,500,000	6,466,713
2.50% 5/27/16	500,000	516,804
3.75% 3/27/19	700,000	758,301
4.75% 11/17/15	1,000,000	1,050,460
4.75% 1/19/16	750,000	793,860
4.875% 6/13/18	1,150,000	1,292,607
5.00% 2/16/17	500,000	548,133
5.00% 4/18/17	1,000,000	1,102,626
5.125% 11/17/17	250,000	279,475
5.25% 4/18/16	1,000,000	1,073,829
5.50% 8/23/17	500,000	562,595
5.625% 11/23/35	100,000	105,181
6.25% 7/15/32	750,000	1,046,382
6.75% 9/15/29	100,000	142,493
6.75% 3/15/31	300,000	432,226

	Principal Amount°	Value (U.S. $)

AGENCY OBLIGATIONS (continued)
Financing
9.40% 2/8/18	480,000	$604,501
10.70% 10/6/17	150,000	191,624
Tennessee Valley Authority
3.875% 2/15/21	400,000	436,615
4.625% 9/15/60	150,000	162,652
4.65% 6/15/35	500,000	564,526
4.70% 7/15/33	200,000	227,305
4.875% 12/15/16	100,000	108,790
5.25% 9/15/39	225,000	274,257
5.375% 4/1/56	200,000	246,623
5.50% 7/18/17	100,000	112,154
5.88% 4/1/36	75,000	98,124
6.15% 1/15/38	100,000	135,056
7.125% 5/1/30	100,000	142,344

Total Agency Obligations (Cost $81,510,459)		83,115,845

COMMERCIAL MORTGAGE-BACKED SECURITIES–2.06%
Banc of America Commercial Mortgage Trust
Series 2006-6 A3 5.369% 10/10/45	250,000	254,335
Series 2006-6 A4 5.356% 10/10/45	450,000	473,742
•Series 2007-2 A2 5.634% 4/10/49	31,165	31,149
•Series 2007-2 A4 5.781% 4/10/49	400,000	434,070
•Series 2007-3 A4 5.79% 6/10/49	200,000	216,802
Series 2007-5 A4 5.492% 2/10/51	25,000	26,914
Bear Stearns Commercial Mortgage Securities Trust
•Series 2006-PWR12 A4 5.89% 9/11/38	99,197	105,507
Series 2006-PWR13 A4 5.54% 9/11/41	143,376	152,279
Series 2006-TOP24 A4 5.537% 10/12/41	958,604	1,026,732
•Series 2007-PWR16 A4 5.897% 6/11/40	250,000	274,636
•Series 2007-PWR17 A4 5.694% 6/11/50	500,000	546,516
Series 2007-PWR18 A4 5.70% 6/11/50	360,000	395,524
•Series 2007-TOP28 AM 5.835% 9/11/42	1,075,000	1,185,462
Citigroup Commercial Mortgage Trust
•Series 2007-C6 A4 5.899% 12/10/49	400,000	438,796
Series 2013-GC11 AS 3.422% 4/10/46	770,000	765,663
Series 2013-GC15 A1 1.378% 9/10/46	624,293	625,578
Citigroup/Deutsche Bank Commercial Mortgage Trust
•Series 2006-CD2 A4 5.48% 1/15/46	650,000	676,993
Series 2006-CD3 A5 5.617% 10/15/48	447,199	472,011
•COBALT Commercial Mortgage Trust Series 2007-C2 A3 5.484% 4/15/47	428,459	462,389
Commerical Mortgage Pass Through Certificates
•Series 2006-C7 A4 5.948% 6/10/46	560,239	593,861
•Series 2007-C9 A4 5.989% 12/10/49	500,000	550,576
Series 2013-LC6 AM 3.282% 1/10/46	1,000,000	986,133
¿Series 2014 CCRE 14 A3 3.955% 2/10/47	545,000	570,149

LVIP SSgA Bond Index Fund–7

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Trust
•Series 2006-C3 A3 5.999% 6/15/38	974,126	$1,031,726
•Series 2007-C3 A4 5.892% 6/15/39	177,789	191,762
•Series 2008-C1 A3 6.173% 2/15/41	200,000	221,229
•Fannie Mae-Aces Series 2014-M1 ASQ2 2.323% 11/25/18	3,000,000	3,005,418
Freddie Mac Multifamily Structured Pass Through Certificates
¿Series K006 A1 3.398% 7/25/19	1,358,131	1,423,378
¿Series K025 A1 1.875% 4/25/22	1,514,586	1,495,038
•¿Series K030 A2 3.25% 4/25/23	6,000,000	6,172,116
General Electric Capital Commercial Mortgage Series 2007-C1 A4 5.543% 12/10/49	725,000	777,206
Goldman Sachs Mortgage Securities II
•Series 2006-GG6 A4 5.553% 4/10/38	100,000	104,200
•Series 2007-GG10 A4 5.991% 8/10/45	453,485	495,251
Greenwich Capital Commercial Funding
• Series 2006-GG7 A4 6.014% 7/10/38	483,591	513,246
Series 2007-GG11 A4 5.736% 12/10/49	100,000	109,527
•JPMBB Commercial Mortgage Securities Trust Series 2013-C14 A4 4.133% 8/15/46	1,500,000	1,590,024
JPMorgan Chase Commercial Mortgage Securities Trust
•Series 2005-CB13 AM 5.461% 1/12/43	500,000	520,474
•Series 2006-CB15 A4 5.814% 6/12/43	214,914	228,403
Series 2006-CB17 A4 5.429% 12/12/43	365,000	389,009
Series 2006-LDP8 A4 5.399% 5/15/45	930,054	989,528
Series 2013-C10 ASB 2.702% 12/15/47	1,000,000	997,322
Lehman Brothers-UBS Commercial Mortgage Trust
•Series 2005-C7 A4 5.197% 11/15/30	200,000	203,840
•Series 2006-C4 A4 6.029% 6/15/38	886,425	943,296
Series 2006-C6 A4 5.372% 9/15/39	250,000	267,257
•Series 2007-C6 A4 5.858% 7/15/40	564,531	598,156
•Series 2007-C7 A3 5.866% 9/15/45	696,361	770,520
•Series 2008-C1 A2 6.32% 4/15/41	350,000	391,607
Merrill Lynch Mortgage Trust
•Series 2007-C1 A4 6.028% 6/12/50	255,000	279,777
Series 2008-C1 A4 5.69% 2/12/51	876,048	964,420
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4 A3 5.172% 12/12/49	750,000	797,950
Series 2007-5 A4 5.378% 8/12/48	310,444	331,882
•Series 2007-9 AM 5.856% 9/12/49	1,050,000	1,157,848
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 A2 3.085% 8/15/46	750,000	775,683
Series 2013-C9 A4 3.102% 5/15/46	725,000	713,620
Morgan Stanley Capital I
•Series 2006-HQ9 AJ 5.793% 7/12/44	500,000	528,965
•Series 2007-HQ12 A4 5.773% 4/12/49	200,000	208,167
•Series 2007-HQ12 A5 5.773% 4/12/49	250,000	268,073

	Principal Amount°	Value (U.S. $)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I (continued)
•Series 2007-IQ15 A4 6.105% 6/11/49	243,247	$267,175
Series 2007-IQ16 A4 5.809% 12/12/49	1,496,003	1,634,717
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 A4 3.525% 5/10/63	1,000,000	1,021,526
Wachovia Bank Commercial Mortgage Trust
•Series 2006-C27 AM 5.795% 7/15/45	250,000	267,467
Series 2006-C29 AM 5.339% 11/15/48	750,000	806,019
•Series 2007-C32 A3 5.933% 6/15/49	200,000	216,338
•Series 2007-C33 A5 6.14% 2/15/51	500,000	548,607
Series 2007-C34 A3 5.678% 5/15/46	500,000	543,907
•Wells Fargo Commercial Mortgage Trust Series 2013-LC12 B 4.438% 7/15/46	400,000	413,544
WFRBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	940,000	921,016
•Series 2013-C15 C 4.633% 8/15/46	1,000,000	1,018,322

Total Commercial Mortgage-Backed Securities (Cost $46,176,720)		48,380,373

CORPORATE BONDS–24.66%
Aerospace & Defense–0.37%
Boeing
4.875% 2/15/20	200,000	225,687
6.00% 3/15/19	100,000	116,278
6.125% 2/15/33	50,000	64,113
6.875% 3/15/39	100,000	141,039
Boeing Capital
2.125% 8/15/16	100,000	102,560
4.70% 10/27/19	300,000	334,691
Embraer Overseas 5.15% 6/15/22	50,000	53,187
General Dynamics
1.00% 11/15/17	100,000	98,923
2.25% 7/15/16	150,000	154,064
2.25% 11/15/22	250,000	237,398
Honeywell International
3.35% 12/1/23	200,000	204,232
4.25% 3/1/21	50,000	55,145
5.00% 2/15/19	100,000	112,192
5.30% 3/1/18	100,000	112,077
5.375% 3/1/41	65,000	77,475
5.70% 3/15/36	150,000	182,465
5.70% 3/15/37	100,000	122,675
L-3 Communications
3.95% 11/15/16	100,000	105,175
3.95% 5/28/24	450,000	447,382
4.75% 7/15/20	100,000	108,113
4.95% 2/15/21	100,000	108,845
Lockheed Martin
3.35% 9/15/21	100,000	103,062
4.07% 12/15/42	279,000	265,746
4.25% 11/15/19	200,000	218,458

LVIP SSgA Bond Index Fund–8

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Lockheed Martin (continued)
4.85% 9/15/41	100,000	$109,076
Northrop Grumman
1.75% 6/1/18	150,000	148,802
3.25% 8/1/23	350,000	346,732
3.50% 3/15/21	100,000	103,727
5.05% 11/15/40	100,000	108,894
Northrop Grumman Systems 7.75% 2/15/31	150,000	207,545
Precision Castparts
1.25% 1/15/18	200,000	197,568
2.50% 1/15/23	200,000	191,532
3.90% 1/15/43	50,000	48,380
Raytheon
2.50% 12/15/22	125,000	119,842
3.125% 10/15/20	200,000	205,414
4.40% 2/15/20	100,000	109,664
4.70% 12/15/41	200,000	215,460
6.40% 12/15/18	50,000	58,666
7.20% 8/15/27	100,000	132,737
Rockwell Collins
3.70% 12/15/23	150,000	155,703
4.80% 12/15/43	100,000	109,873
5.25% 7/15/19	50,000	55,694
United Technologies
1.80% 6/1/17	150,000	152,315
3.10% 6/1/22	409,000	409,467
4.50% 4/15/20	210,000	232,001
4.50% 6/1/42	400,000	420,232
5.375% 12/15/17	150,000	168,297
5.40% 5/1/35	200,000	236,542
6.05% 6/1/36	150,000	189,477
6.125% 2/1/19	250,000	291,360
6.125% 7/15/38	200,000	255,091
Worthington Industries 4.55% 4/15/26	40,000	41,518

		8,772,591

Air Freight & Logistics–0.09%
FedEx
2.625% 8/1/22	55,000	53,204
3.875% 8/1/42	100,000	90,439
4.00% 1/15/24	120,000	123,871
4.10% 4/15/43	100,000	93,925
4.90% 1/15/34	60,000	64,771
8.00% 1/15/19	100,000	123,355
Hunt (J.B.) Transport Services 3.85% 3/15/24	150,000	154,366
Ryder System 2.45% 9/3/19	250,000	248,885
United Parcel Service
2.45% 10/1/22	125,000	120,988
3.125% 1/15/21	350,000	362,994
3.625% 10/1/42	75,000	68,526

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Air Freight & Logistics (continued)
United Parcel Service (continued)
4.875% 11/15/40	55,000	$61,280
5.125% 4/1/19	200,000	225,313
6.20% 1/15/38	255,000	332,122

		2,124,039

Airlines–0.07%
¿American Airlines Pass Through Trust Series 2013-2 Class A 4.95% 1/15/23	377,587	404,962
Continental Airlines Pass Through Trust
¿Series 2009-1 9.00% 7/8/16	149,272	164,199
¿Series 2010-1 Class A 4.75% 1/12/21	82,978	88,994
¿Series 2012-1 Class A 4.15% 4/11/24	237,695	245,420
Delta Air Lines Pass Through Trust
¿Series 2009-1 Class A 7.75% 12/17/19	61,324	71,749
¿Series 2010-1 Class A 6.20% 7/2/18	66,439	73,648
¿Series 2010-2 Class A 4.95% 5/23/19	72,510	77,948
¿Hawaiian Airlines Pass Through Certificates Series 2013-1 Class A 3.90% 1/15/26	40,000	39,820
Southwest Airlines 5.125% 3/1/17	100,000	107,994
¿United Airlines Pass Through Trust Series 2014-2 Class A 3.75% 9/3/26	200,000	202,500
US Airways Pass Through Trust
¿Series 2012-1 Class A 5.90% 10/1/24	46,355	51,918
¿Series 2012-2 Class A 4.625% 6/3/25	95,591	99,653
¿Series 2013-1 Class A 3.95% 11/15/25	100,000	100,750

		1,729,555

Auto Components–0.05%
Delphi 5.00% 2/15/23	300,000	322,050
Johnson Controls
3.625% 7/2/24	107,000	106,318
4.25% 3/1/21	60,000	64,261
4.95% 7/2/64	94,000	92,130
5.00% 3/30/20	100,000	110,612
5.50% 1/15/16	100,000	106,027
5.70% 3/1/41	70,000	80,185
Magna International 3.625% 6/15/24	200,000	199,137

		1,080,720

Automobiles–0.04%
Daimler Finance North America 8.50% 1/18/31	200,000	302,904
Ford Motor
4.75% 1/15/43	400,000	401,888
7.45% 7/16/31	250,000	330,953

		1,035,745

Beverages–0.53%
Anheuser-Busch 6.45% 9/1/37	100,000	129,756
Anheuser-Busch InBev Finance 1.125% 1/27/17	250,000	250,022

LVIP SSgA Bond Index Fund–9

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Anheuser-Busch InBev Finance (continued)
1.25% 1/17/18	250,000	$245,675
2.625% 1/17/23	150,000	141,060
4.00% 1/17/43	100,000	92,352
4.625% 2/1/44	550,000	559,376
Anheuser-Busch InBev Worldwide
1.375% 7/15/17	250,000	249,837
2.50% 7/15/22	450,000	425,967
2.875% 2/15/16	45,000	46,262
3.75% 7/15/42	136,000	122,521
4.375% 2/15/21	30,000	32,586
5.375% 1/15/20	400,000	451,800
6.375% 1/15/40	200,000	257,014
7.75% 1/15/19	500,000	604,209
8.20% 1/15/39	200,000	304,264
Beam
1.75% 6/15/18	250,000	245,958
5.375% 1/15/16	9,000	9,498
Bottling Group
5.125% 1/15/19	200,000	224,017
5.50% 4/1/16	250,000	267,957
Brown-Forman
1.00% 1/15/18	250,000	244,022
2.50% 1/15/16	100,000	102,196
3.75% 1/15/43	125,000	117,327
Coca-Cola
1.50% 11/15/15	300,000	303,428
1.65% 3/14/18	250,000	251,156
1.80% 9/1/16	245,000	249,953
2.45% 11/1/20	500,000	503,185
3.15% 11/15/20	170,000	177,343
3.30% 9/1/21	250,000	259,510
5.35% 11/15/17	150,000	168,168
Coca-Cola Enterprises
3.50% 9/15/20	100,000	103,524
4.50% 9/1/21	200,000	218,583
Coca-Cola Femsa
2.375% 11/26/18	200,000	201,351
3.875% 11/26/23	200,000	206,916
Diageo Capital
0.625% 4/29/16	300,000	299,599
1.50% 5/11/17	125,000	125,706
2.625% 4/29/23	350,000	333,967
3.875% 4/29/43	30,000	28,058
4.828% 7/15/20	100,000	111,303
5.50% 9/30/16	100,000	108,988
5.75% 10/23/17	100,000	112,426
5.875% 9/30/36	100,000	123,085
Diageo Finance 5.30% 10/28/15	100,000	105,088
Diageo Investment 8.00% 9/15/22	100,000	130,402
Dr. Pepper Snapple Group
2.00% 1/15/20	66,000	64,401

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Beverages (continued)
Dr. Pepper Snapple Group (continued)
2.90% 1/15/16	200,000	$205,504
6.82% 5/1/18	100,000	116,415
Fomento Economico Mexicano
2.875% 5/10/23	150,000	140,307
4.375% 5/10/43	200,000	182,360
Molson Coors Brewing 5.00% 5/1/42	250,000	252,268
PepsiCo
0.70% 2/26/16	187,000	187,468
1.25% 8/13/17	100,000	99,779
2.75% 3/1/23	250,000	241,707
3.00% 8/25/21	100,000	101,969
3.125% 11/1/20	250,000	258,734
3.60% 3/1/24	179,000	183,819
3.60% 8/13/42	250,000	222,883
4.00% 3/5/42	100,000	95,361
4.50% 1/15/20	100,000	110,710
4.875% 11/1/40	100,000	108,314
5.00% 6/1/18	150,000	167,073
5.50% 1/15/40	150,000	177,336
7.90% 11/1/18	200,000	245,864

		12,407,687

Biotechnology–0.24%
Amgen
2.125% 5/15/17	250,000	254,615
2.20% 5/22/19	650,000	643,533
2.30% 6/15/16	150,000	153,514
2.50% 11/15/16	100,000	102,883
3.625% 5/15/22	100,000	101,731
3.625% 5/22/24	150,000	148,937
3.875% 11/15/21	200,000	210,625
4.10% 6/15/21	100,000	106,511
4.50% 3/15/20	150,000	163,473
5.15% 11/15/41	250,000	264,842
5.65% 6/15/42	200,000	228,006
5.75% 3/15/40	200,000	229,702
6.15% 6/1/18	250,000	284,990
6.375% 6/1/37	100,000	121,775
6.40% 2/1/39	50,000	61,330
6.90% 6/1/38	150,000	194,779
Biogen Idec 6.875% 3/1/18	100,000	116,144
Celgene
2.30% 8/15/18	143,000	143,828
3.25% 8/15/22	250,000	248,743
3.625% 5/15/24	200,000	198,266
3.95% 10/15/20	100,000	106,078
4.00% 8/15/23	100,000	104,223
4.625% 5/15/44	300,000	295,504
Genentech 5.25% 7/15/35	50,000	58,148
Genzyme 5.00% 6/15/20	100,000	112,828

LVIP SSgA Bond Index Fund–10

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Biotechnology (continued)
Gilead Sciences
4.40% 12/1/21	200,000	$218,629
4.50% 4/1/21	100,000	109,764
4.80% 4/1/44	400,000	422,062
5.65% 12/1/41	250,000	293,969

		5,699,432

Building Products–0.03%
CRH America
6.00% 9/30/16	150,000	164,146
8.125% 7/15/18	125,000	151,039
#Martin Marietta Materials 144A 4.25% 7/2/24	55,000	55,890
Owens Corning
4.20% 12/15/22	212,000	216,123
7.00% 12/1/36	100,000	121,568

		708,766

Capital Markets–2.13%
Affiliated Managers Group 4.25% 2/15/24	100,000	102,857
Ameriprise Financial
5.30% 3/15/20	200,000	226,806
7.30% 6/28/19	200,000	243,087
Ares Capital 4.875% 11/30/18	100,000	105,798
Bank of America 7.75% 5/14/38	200,000	271,101
Bank of New York Mellon
0.70% 3/4/16	150,000	150,109
f1.969% 6/20/17	250,000	254,083
2.10% 8/1/18	500,000	504,745
2.10% 1/15/19	200,000	199,160
2.30% 7/28/16	200,000	205,415
3.55% 9/23/21	200,000	208,069
3.95% 11/18/25	100,000	104,719
4.15% 2/1/21	100,000	108,181
5.45% 5/15/19	100,000	113,931
Bear Stearns
4.65% 7/2/18	100,000	109,159
5.30% 10/30/15	200,000	209,869
5.55% 1/22/17	300,000	327,044
7.25% 2/1/18	300,000	349,278
BlackRock
3.375% 6/1/22	150,000	154,102
5.00% 12/10/19	100,000	113,136
6.25% 9/15/17	100,000	113,427
China Development Bank
5.00% 10/15/15	100,000	103,979
Comerica Bank 5.75% 11/21/16	100,000	109,632
Credit Suisse USA
5.375% 3/2/16	250,000	266,021
5.85% 8/16/16	100,000	108,813

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Deutsche Bank
1.40% 2/13/17	300,000	$300,058
3.25% 1/11/16	200,000	206,201
3.70% 5/30/24	490,000	486,725
•4.296% 5/24/28	200,000	191,268
6.00% 9/1/17	500,000	559,913
Export-Import Bank of Korea
1.25% 11/20/15	605,000	608,249
2.375% 8/12/19	200,000	198,713
3.75% 10/20/16	200,000	210,692
4.00% 1/11/17	100,000	105,535
4.00% 1/29/21	100,000	105,397
5.00% 4/11/22	250,000	279,907
5.125% 6/29/20	100,000	112,424
Franklin Resources 4.625% 5/20/20	100,000	111,005
FS Investment 4.00% 7/15/19	100,000	100,009
Goldman Sachs Group
1.60% 11/23/15	400,000	403,352
2.375% 1/22/18	500,000	505,431
2.90% 7/19/18	500,000	512,428
3.625% 2/7/16	300,000	310,129
3.625% 1/22/23	450,000	447,500
5.25% 7/27/21	400,000	443,825
5.35% 1/15/16	150,000	158,543
5.375% 3/15/20	200,000	222,833
5.625% 1/15/17	500,000	543,181
5.75% 10/1/16	700,000	760,440
5.75% 1/24/22	750,000	853,656
5.95% 1/18/18	200,000	224,068
5.95% 1/15/27	200,000	227,979
6.00% 6/15/20	500,000	575,119
6.125% 2/15/33	250,000	300,073
6.15% 4/1/18	500,000	564,049
6.25% 9/1/17	300,000	337,202
6.25% 2/1/41	255,000	309,950
6.45% 5/1/36	100,000	116,823
6.75% 10/1/37	800,000	956,834
7.50% 2/15/19	825,000	984,684
Invesco Finance 4.00% 1/30/24	500,000	522,449
Jefferies Group
5.125% 1/20/23	150,000	159,705
6.25% 1/15/36	100,000	105,760
8.50% 7/15/19	200,000	248,122
KFW
^0.419% 4/18/36	200,000	98,193
^0.43% 6/29/37	500,000	233,859
0.50% 4/19/16	650,000	650,244
0.75% 3/17/17	1,000,000	996,104
0.875% 9/5/17	350,000	346,925
1.00% 6/11/18	1,000,000	982,780
1.25% 10/26/15	500,000	505,217

LVIP SSgA Bond Index Fund–11

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
KFW (continued)
1.25% 2/15/17	750,000	$756,821
2.00% 6/1/16	700,000	717,290
2.00% 10/4/22	700,000	676,397
2.125% 1/17/23	1,000,000	971,914
2.625% 2/16/16	700,000	721,016
2.625% 1/25/22	400,000	407,306
2.75% 9/8/20	500,000	517,495
4.00% 1/27/20	750,000	825,887
4.375% 3/15/18	350,000	384,896
4.50% 7/16/18	800,000	887,274
4.875% 1/17/17	500,000	545,385
4.875% 6/17/19	500,000	569,323
5.125% 3/14/16	600,000	640,639
Korea Development Bank
3.00% 3/17/19	500,000	511,558
3.25% 3/9/16	200,000	206,201
3.50% 8/22/17	250,000	262,800
3.875% 5/4/17	200,000	211,762
4.00% 9/9/16	100,000	105,401
Korea Finance
2.25% 8/7/17	250,000	252,945
3.25% 9/20/16	100,000	103,934
Lazard Group 4.25% 11/14/20	106,000	110,963
Legg Mason 5.625% 1/15/44	100,000	109,235
Lloyds TSB Bank
2.30% 11/27/18	250,000	250,817
6.375% 1/21/21	300,000	357,470
Merrill Lynch
6.11% 1/29/37	200,000	229,663
6.40% 8/28/17	200,000	225,130
6.875% 4/25/18	800,000	923,464
6.875% 11/15/18	300,000	350,801
Morgan Stanley
1.75% 2/25/16	650,000	657,159
2.125% 4/25/18	300,000	300,225
2.50% 1/24/19	250,000	250,271
3.45% 11/2/15	200,000	205,717
3.75% 2/25/23	500,000	500,243
4.10% 5/22/23	350,000	349,411
4.35% 9/8/26	300,000	295,524
4.75% 3/22/17	500,000	537,621
4.875% 11/1/22	250,000	264,562
5.00% 11/24/25	175,000	183,252
5.375% 10/15/15	200,000	209,512
5.45% 1/9/17	300,000	326,032
5.50% 1/26/20	200,000	224,512
5.50% 7/28/21	300,000	338,378
5.55% 4/27/17	350,000	383,431
5.625% 9/23/19	350,000	394,418
5.75% 10/18/16	200,000	217,628

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Capital Markets (continued)
Morgan Stanley (continued)
5.75% 1/25/21	650,000	$739,519
5.95% 12/28/17	300,000	336,254
6.25% 8/9/26	100,000	120,508
6.375% 7/24/42	850,000	1,065,106
6.625% 4/1/18	500,000	573,065
7.25% 4/1/32	100,000	133,068
7.30% 5/13/19	300,000	358,186
fMurray Street Investment Trust I 4.647% 3/9/17	300,000	321,294
NCUA Guaranteed Notes 2.35% 6/12/17	100,000	103,537
Nomura Holdings
2.00% 9/13/16	150,000	151,553
2.75% 3/19/19	100,000	100,280
4.125% 1/19/16	300,000	311,493
6.70% 3/4/20	83,000	98,899
Northern Trust
3.45% 11/4/20	100,000	105,352
3.95% 10/30/25	250,000	259,370
Oesterreichische Kontrollbank
1.125% 5/29/18	350,000	345,428
2.00% 6/3/16	300,000	307,251
4.875% 2/16/16	200,000	211,921
PennantPark Investment 4.50% 10/1/19	150,000	150,977
Prospect Capital 5.00% 7/15/19	200,000	208,473
Raymond James Financial 8.60% 8/15/19	200,000	249,774
Rentenbank
1.00% 4/4/18	500,000	492,965
1.375% 10/23/19	300,000	292,099
1.75% 4/15/19	125,000	124,833
2.375% 9/13/17	300,000	310,512
2.50% 2/15/16	200,000	205,637
5.125% 2/1/17	400,000	438,887
Schwab (Charles)
0.85% 12/4/15	200,000	200,722
3.225% 9/1/22	100,000	100,431
4.45% 7/22/20	100,000	110,055

		49,945,206

Chemicals–0.48%
Agrium
3.15% 10/1/22	100,000	97,422
6.125% 1/15/41	245,000	291,964
6.75% 1/15/19	100,000	117,055
Air Products & Chemicals
2.00% 8/2/16	55,000	56,168
3.35% 7/31/24	250,000	248,898
4.375% 8/21/19	50,000	54,921
Airgas 2.90% 11/15/22	150,000	145,207
Cabot 5.00% 10/1/16	50,000	53,502

LVIP SSgA Bond Index Fund–12

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
CF Industries
3.45% 6/1/23	38,000	$37,320
4.95% 6/1/43	38,000	38,002
5.15% 3/15/34	450,000	475,668
7.125% 5/1/20	200,000	241,561
Dow Chemical
2.50% 2/15/16	260,000	265,734
3.00% 11/15/22	150,000	144,915
4.25% 11/15/20	200,000	213,664
4.375% 11/15/42	400,000	375,120
5.25% 11/15/41	100,000	104,116
5.70% 5/15/18	197,000	222,433
7.375% 11/1/29	125,000	165,535
8.55% 5/15/19	355,000	446,617
9.40% 5/15/39	100,000	159,321
duPont (E.I.) deNemours
2.80% 2/15/23	300,000	291,186
3.625% 1/15/21	100,000	105,412
4.15% 2/15/43	100,000	93,595
4.25% 4/1/21	150,000	163,086
5.25% 12/15/16	25,000	27,372
5.75% 3/15/19	100,000	115,245
6.00% 7/15/18	200,000	229,374
6.50% 1/15/28	150,000	188,646
Eastman Chemical
3.60% 8/15/22	225,000	227,126
4.80% 9/1/42	250,000	248,879
5.50% 11/15/19	100,000	113,266
Ecolab
3.00% 12/8/16	250,000	259,611
4.35% 12/8/21	200,000	217,011
FMC
3.95% 2/1/22	100,000	103,735
4.10% 2/1/24	100,000	103,585
International Flavors & Fragrances 3.20% 5/1/23	50,000	48,524
Lubrizol 8.875% 2/1/19	150,000	189,524
LYB International Finance 4.00% 7/15/23	200,000	207,301
LyondellBasell Industries
5.00% 4/15/19	500,000	552,512
6.00% 11/15/21	350,000	408,697
Monsanto
2.125% 7/15/19	400,000	398,333
2.20% 7/15/22	100,000	94,263
2.75% 4/15/16	100,000	103,033
3.60% 7/15/42	125,000	109,429
4.70% 7/15/64	250,000	250,018
5.125% 4/15/18	25,000	27,784
5.875% 4/15/38	50,000	61,084
Mosaic 4.25% 11/15/23	125,000	130,346

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Chemicals (continued)
Mosaic (continued)
5.45% 11/15/33	104,000	$115,308
5.625% 11/15/43	200,000	224,057
NewMarket 4.10% 12/15/22	50,000	50,127
Potash
3.625% 3/15/24	200,000	204,050
4.875% 3/30/20	10,000	11,138
6.50% 5/15/19	145,000	172,275
PPG Industries
1.90% 1/15/16	100,000	101,404
3.60% 11/15/20	100,000	103,822
7.70% 3/15/38	96,000	138,024
Praxair
1.05% 11/7/17	175,000	173,236
1.25% 11/7/18	100,000	97,655
2.20% 8/15/22	100,000	94,546
2.70% 2/21/23	100,000	97,587
4.05% 3/15/21	100,000	108,032
4.50% 8/15/19	100,000	110,117
Rohm & Haas 7.85% 7/15/29	150,000	206,736
RPM International 6.125% 10/15/19	100,000	114,295
Syngenta Finance 3.125% 3/28/22	100,000	100,613
Valspar 7.25% 6/15/19	50,000	59,623
Westlake Chemical 3.60% 7/15/22	50,000	49,938

		11,355,703

Commercial Banks–2.44%
Abbey National Treasury Services
2.35% 9/10/19	335,000	331,097
3.05% 8/23/18	250,000	259,332
4.00% 4/27/16	150,000	156,952
American Express Bank 6.00% 9/13/17	250,000	281,675
American Express Centurion Bank
5.95% 6/12/17	100,000	112,130
6.00% 9/13/17	100,000	112,701
Australia & New Zealand Banking Group
0.90% 2/12/16	250,000	251,177
1.25% 6/13/17	350,000	349,087
1.45% 5/15/18	250,000	246,059
Banco do Brasil 3.875% 10/10/22	300,000	279,000
BanColombia 5.95% 6/3/21	200,000	220,500
Bank of America North America
1.125% 11/14/16	300,000	299,358
1.25% 2/14/17	650,000	648,357
5.30% 3/15/17	650,000	704,627
6.00% 10/15/36	400,000	483,362
Bank of Montreal
1.30% 7/15/16	194,000	195,648
1.45% 4/9/18	500,000	494,877
2.50% 1/11/17	300,000	309,063
2.55% 11/6/22	300,000	290,092

LVIP SSgA Bond Index Fund–13

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Bank of Nova Scotia
0.95% 3/15/16	100,000	$100,418
1.10% 12/13/16	400,000	400,884
1.25% 4/11/17	200,000	199,808
1.375% 7/15/16	200,000	201,933
1.375% 12/18/17	150,000	148,350
1.45% 4/25/18	250,000	246,714
2.05% 10/7/15	200,000	203,257
2.55% 1/12/17	300,000	309,410
2.80% 7/21/21	550,000	544,370
Bank One 8.00% 4/29/27	100,000	134,095
Barclays Bank
3.75% 5/15/24	500,000	497,875
4.375% 9/11/24	250,000	242,683
5.00% 9/22/16	400,000	429,595
5.125% 1/8/20	250,000	280,849
5.14% 10/14/20	200,000	216,022
BB&T
2.05% 6/19/18	350,000	351,621
3.20% 3/15/16	200,000	206,843
3.95% 4/29/16	100,000	105,081
4.90% 6/30/17	100,000	108,796
5.20% 12/23/15	100,000	105,225
BBVA US Senior 4.664% 10/9/15	300,000	311,414
BNP Paribas
2.375% 9/14/17	250,000	254,477
2.70% 8/20/18	300,000	305,851
3.25% 3/3/23	500,000	493,419
3.60% 2/23/16	400,000	414,657
5.00% 1/15/21	300,000	333,700
BPCE
1.70% 4/25/16	250,000	252,917
2.50% 12/10/18	250,000	250,858
2.50% 7/15/19	250,000	248,523
Branch Banking & Trust
1.35% 10/1/17	250,000	248,475
1.45% 10/3/16	250,000	252,295
2.30% 10/15/18	250,000	253,344
Canadian Imperial Bank of Commerce
1.35% 7/18/16	200,000	202,097
1.55% 1/23/18	200,000	199,742
2.35% 12/11/15	150,000	153,057
Comerica
2.125% 5/23/19	50,000	49,610
3.80% 7/22/26	60,000	59,699
Commonwealth Bank of Australia
1.90% 9/18/17	250,000	252,456
2.25% 3/13/19	250,000	250,077
2.30% 9/6/19	250,000	248,580
2.50% 9/20/18	200,000	204,086
Compass Bank 6.40% 10/1/17	100,000	110,198
#Corpbanca 144A 3.875% 9/22/19	300,000	302,118

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Credit Suisse New York
2.30% 5/28/19	250,000	$247,781
3.625% 9/9/24	700,000	691,482
4.375% 8/5/20	200,000	216,896
5.30% 8/13/19	100,000	112,481
6.00% 2/15/18	500,000	561,072
Discover Bank
2.00% 2/21/18	250,000	249,000
4.20% 8/8/23	250,000	259,295
Fifth Third Bancorp
3.50% 3/15/22	200,000	204,138
3.625% 1/25/16	200,000	207,105
4.30% 1/16/24	250,000	257,804
5.45% 1/15/17	100,000	108,811
8.25% 3/1/38	100,000	147,929
Fifth Third Bank 1.15% 11/18/16	300,000	300,265
First Horizon National 5.375% 12/15/15	150,000	157,258
HSBC Bank USA
5.625% 8/15/35	500,000	590,693
5.875% 11/1/34	100,000	121,351
7.00% 1/15/39	100,000	136,707
HSBC Holdings
4.00% 3/30/22	500,000	527,044
4.25% 3/14/24	300,000	304,129
5.10% 4/5/21	300,000	338,063
5.25% 3/14/44	250,000	266,434
6.10% 1/14/42	200,000	253,342
6.50% 5/2/36	200,000	246,016
6.50% 9/15/37	200,000	246,844
6.80% 6/1/38	200,000	257,395
HSBC USA
1.625% 1/16/18	500,000	498,597
2.25% 6/23/19	300,000	299,103
5.00% 9/27/20	300,000	328,288
Huntington Bancshares 2.60% 8/2/18	250,000	252,887
Intesa Sanpaolo
3.875% 1/16/18	300,000	313,065
3.875% 1/15/19	600,000	623,068
KeyBank
1.65% 2/1/18	250,000	249,218
5.45% 3/3/16	100,000	106,358
KeyCorp 5.10% 3/24/21	300,000	334,621
Manufacturers & Traders Trust
2.25% 7/25/19	350,000	348,303
2.30% 1/30/19	250,000	251,038
National Australia Bank 3.00% 1/20/23	500,000	490,035
National City 6.875% 5/15/19	100,000	118,611
PNC Bank
1.15% 11/1/16	269,000	269,900
1.30% 10/3/16	250,000	251,669
2.70% 11/1/22	250,000	238,874

LVIP SSgA Bond Index Fund–14

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
PNC Bank (continued)
4.20% 11/1/25	1,000,000	$1,049,178
6.875% 4/1/18	150,000	173,885
PNC Funding
2.70% 9/19/16	200,000	206,469
3.30% 3/8/22	300,000	302,090
5.125% 2/8/20	100,000	112,883
5.25% 11/15/15	200,000	210,034
6.70% 6/10/19	150,000	178,631
Rabobank
1.70% 3/19/18	250,000	249,975
2.125% 10/13/15	200,000	203,432
2.25% 1/14/19	300,000	301,548
3.375% 1/19/17	400,000	419,731
3.875% 2/8/22	250,000	263,767
3.95% 11/9/22	250,000	251,497
4.50% 1/11/21	150,000	163,822
4.625% 12/1/23	350,000	363,281
5.25% 5/24/41	150,000	168,884
Regions Financial 2.00% 5/15/18	250,000	247,263
Royal Bank of Canada
0.625% 12/4/15	250,000	250,266
0.80% 10/30/15	150,000	150,451
1.20% 1/23/17	250,000	250,119
1.20% 9/19/17	350,000	348,392
1.25% 6/16/17	450,000	449,178
1.45% 9/9/16	750,000	757,920
2.15% 3/15/19	200,000	200,700
2.20% 7/27/18	150,000	151,908
2.20% 9/23/19	550,000	549,564
2.30% 7/20/16	100,000	102,729
2.625% 12/15/15	100,000	102,398
2.875% 4/19/16	200,000	206,583
Royal Bank of Scotland
4.375% 3/16/16	300,000	314,463
5.625% 8/24/20	150,000	170,977
Royal Bank of Scotland Group
1.875% 3/31/17	200,000	200,224
6.40% 10/21/19	300,000	349,405
Societe Generale 2.75% 10/12/17	150,000	154,277
Sumitomo Mitsui Banking
1.30% 1/10/17	250,000	250,173
1.80% 7/18/17	250,000	251,776
2.45% 1/10/19	300,000	303,490
2.50% 7/19/18	250,000	254,515
3.20% 7/18/22	250,000	251,319
SunTrust Bank
1.35% 2/15/17	200,000	200,003
7.25% 3/15/18	200,000	231,262
SunTrust Banks 2.50% 5/1/19	450,000	452,159
SVB Financial Group 5.375% 9/15/20	150,000	168,228

	Principal	Value
	Amount°	(U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Svenska Handelsbanken
1.625% 3/21/18	250,000	$249,019
2.50% 1/25/19	250,000	254,651
3.125% 7/12/16	200,000	207,968
Toronto-Dominion Bank
1.125% 5/2/17	250,000	248,774
1.40% 4/30/18	350,000	344,659
1.50% 9/9/16	200,000	202,644
2.125% 7/2/19	200,000	198,406
2.50% 7/14/16	200,000	206,403
2.625% 9/10/18	100,000	102,344
U.S. Bancorp
1.65% 5/15/17	150,000	151,458
1.95% 11/15/18	200,000	199,787
2.20% 11/15/16	200,000	205,839
2.95% 7/15/22	200,000	194,382
3.00% 3/15/22	150,000	149,673
UBS
4.875% 8/4/20	595,000	663,201
5.75% 4/25/18	350,000	394,984
5.875% 7/15/16	500,000	541,502
5.875% 12/20/17	475,000	535,185
Union Bank
2.625% 9/26/18	250,000	254,391
3.00% 6/6/16	250,000	258,379
US Bancorp
3.442% 2/1/16	1,000,000	1,033,406
3.60% 9/11/24	250,000	247,567
3.70% 1/30/24	250,000	258,250
US Bank 1.375% 9/11/17	250,000	249,865
Wachovia
5.50% 8/1/35	150,000	170,709
5.625% 10/15/16	100,000	108,915
5.75% 2/1/18	600,000	676,850
Wachovia Bank
5.85% 2/1/37	450,000	554,688
6.00% 11/15/17	300,000	338,709
6.60% 1/15/38	450,000	602,956
Wells Fargo
1.15% 6/2/17	250,000	248,573
1.25% 7/20/16	800,000	805,010
1.50% 1/16/18	250,000	248,748
2.15% 1/15/19	187,000	187,403
3.30% 9/9/24	250,000	245,567
3.45% 2/13/23	250,000	245,925
3.50% 3/8/22	600,000	613,895
f3.676% 6/15/16	750,000	784,431
4.10% 6/3/26	740,000	738,416
4.125% 8/15/23	300,000	310,522
4.60% 4/1/21	350,000	383,844
5.375% 11/2/43	175,000	191,871
5.625% 12/11/17	150,000	168,003

LVIP SSgA Bond Index Fund–15

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Commercial Banks (continued)
Wells Fargo Capital X 5.95% 12/15/36	100,000	$103,250
Westpac Banking
1.05% 11/25/16	350,000	350,588
1.20% 5/19/17	158,000	157,597
1.60% 1/12/18	250,000	249,459
2.00% 8/14/17	250,000	253,921
2.25% 7/30/18	100,000	101,091
2.25% 1/17/19	150,000	151,021
4.875% 11/19/19	250,000	279,195

		57,256,286

Commercial Services & Supplies–0.10%
Avery Dennison 5.375% 4/15/20	50,000	55,298
Cintas No. 2
2.85% 6/1/16	100,000	103,004
4.30% 6/1/21	60,000	65,156
Dun & Bradstreet 2.875% 11/15/15	55,000	56,250
Pitney Bowes
4.75% 1/15/16	100,000	104,876
4.75% 5/15/18	200,000	213,815
Republic Services
3.80% 5/15/18	100,000	106,328
4.75% 5/15/23	100,000	109,946
5.25% 11/15/21	100,000	113,477
5.50% 9/15/19	299,000	340,661
5.70% 5/15/41	50,000	58,999
Verisk Analytics 4.125% 9/12/22	100,000	103,158
Waste Management
3.50% 5/15/24	250,000	249,733
6.125% 11/30/39	200,000	248,313
7.00% 7/15/28	125,000	163,915
7.375% 3/11/19	100,000	120,808
7.75% 5/15/32	100,000	142,944

		2,356,681

Communications Equipment–0.16%
Cisco Systems
1.10% 3/3/17	570,000	569,958
2.90% 3/4/21	115,000	116,265
3.625% 3/4/24	100,000	102,425
4.45% 1/15/20	300,000	329,744
4.95% 2/15/19	450,000	503,929
5.50% 2/22/16	430,000	457,999
5.50% 1/15/40	200,000	232,702
5.90% 2/15/39	300,000	362,807
Ericsson 4.125% 5/15/22	250,000	261,334
Harris
5.95% 12/1/17	150,000	169,256
6.375% 6/15/19	35,000	40,033
Juniper Networks
4.60% 3/15/21	100,000	106,700
5.95% 3/15/41	100,000	109,653

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Communications Equipment (continued)
Motorola Solutions
3.50% 3/1/23	100,000	$96,854
4.00% 9/1/24	250,000	244,523

		3,704,182

Computers & Peripherals–0.29%
Apple
0.45% 5/3/16	200,000	199,661
1.00% 5/3/18	750,000	731,875
2.40% 5/3/23	822,000	778,154
3.45% 5/6/24	350,000	353,911
3.85% 5/4/43	350,000	325,352
4.45% 5/6/44	600,000	614,036
EMC
1.875% 6/1/18	250,000	248,743
2.65% 6/1/20	300,000	298,231
3.375% 6/1/23	250,000	245,787
Hewlett-Packard
2.60% 9/15/17	425,000	436,840
3.00% 9/15/16	150,000	155,312
3.30% 12/9/16	300,000	313,183
4.30% 6/1/21	200,000	212,569
4.375% 9/15/21	150,000	160,283
4.65% 12/9/21	350,000	379,453
5.50% 3/1/18	200,000	223,639
6.00% 9/15/41	305,000	348,923
Lexmark International 5.125% 3/15/20	100,000	105,393
NetApp 3.375% 6/15/21	150,000	151,138
#Seagate HDD Cayman 144A 3.75% 11/15/18	600,000	613,500

		6,895,983

Construction & Engineering–0.03%
ABB Finance USA
2.875% 5/8/22	250,000	247,505
4.375% 5/8/42	187,000	192,027
Leucadia National 5.50% 10/18/23	200,000	209,752
URS 5.00% 4/1/22	100,000	101,505

		750,789

Consumer Finance–0.69%
American Express
1.55% 5/22/18	250,000	246,529
2.65% 12/2/22	115,000	111,066
4.05% 12/3/42	135,000	128,261
6.15% 8/28/17	300,000	337,991
•6.80% 9/1/66	100,000	107,000
7.00% 3/19/18	100,000	116,519
8.125% 5/20/19	100,000	125,024
American Express Credit
1.30% 7/29/16	500,000	503,561
2.125% 7/27/18	500,000	503,166
2.25% 8/15/19	200,000	198,828

LVIP SSgA Bond Index Fund–16

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
American Express Credit (continued)
2.375% 3/24/17	150,000	$153,587
2.80% 9/19/16	200,000	206,705
American Honda Finance
1.20% 7/14/17	200,000	199,325
2.125% 10/10/18	200,000	201,170
Capital One 2.40% 9/5/19	300,000	297,202
Capital One Bank
2.25% 2/13/19	500,000	496,027
8.80% 7/15/19	200,000	254,657
Capital One Financial
2.45% 4/24/19	350,000	348,905
3.15% 7/15/16	60,000	62,147
3.50% 6/15/23	600,000	595,406
4.75% 7/15/21	100,000	108,853
6.15% 9/1/16	100,000	109,316
Caterpillar Financial Services
1.00% 3/3/17	100,000	99,705
1.35% 9/6/16	500,000	504,669
2.05% 8/1/16	125,000	127,832
2.45% 9/6/18	250,000	255,399
2.65% 4/1/16	100,000	102,959
3.30% 6/9/24	150,000	149,899
5.50% 3/15/16	200,000	213,910
7.15% 2/15/19	200,000	240,738
Discover Financial Services 5.20% 4/27/22	100,000	109,661
Ford Motor Credit
1.70% 5/9/16	200,000	201,761
1.724% 12/6/17	550,000	546,542
2.375% 1/16/18	250,000	252,503
2.375% 3/12/19	200,000	198,181
3.00% 6/12/17	250,000	258,186
3.664% 9/8/24	250,000	245,321
3.984% 6/15/16	250,000	261,951
4.207% 4/15/16	250,000	261,552
5.00% 5/15/18	500,000	546,527
5.75% 2/1/21	200,000	227,488
5.875% 8/2/21	750,000	863,601
HSBC Finance 6.676% 1/15/21	323,000	379,142
•HSBC Finance Capital Trust IX 5.911% 11/30/35	200,000	206,250
John Deere Capital
1.05% 10/11/16	100,000	100,279
1.05% 12/15/16	150,000	150,292
1.70% 1/15/20	350,000	339,130
2.25% 6/7/16	100,000	102,482
2.25% 4/17/19	200,000	201,840
2.30% 9/16/19	500,000	500,395
2.80% 3/4/21	200,000	201,313
5.50% 4/13/17	150,000	165,699

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Consumer Finance (continued)
Paccar Financial
0.70% 11/16/15	150,000	$150,393
1.15% 8/16/16	150,000	151,266
1.60% 3/15/17	100,000	101,038
Toyota Motor Credit
0.80% 5/17/16	100,000	100,274
1.25% 10/5/17	250,000	248,617
1.75% 5/22/17	150,000	152,001
2.00% 9/15/16	250,000	255,358
2.10% 1/17/19	350,000	351,099
2.125% 7/18/19	200,000	199,573
2.75% 5/17/21	250,000	252,639
2.80% 1/11/16	200,000	205,798
3.30% 1/12/22	400,000	412,996
3.40% 9/15/21	200,000	207,511

		16,215,015

Containers & Packaging–0.04%
Bemis
4.50% 10/15/21	300,000	323,187
6.80% 8/1/19	10,000	11,799
Packaging Corporation of America
3.90% 6/15/22	50,000	51,061
4.50% 11/1/23	150,000	158,937
Rock-Tenn 4.90% 3/1/22	200,000	214,718
Sonoco Products
4.375% 11/1/21	100,000	105,507
5.75% 11/1/40	100,000	115,532

		980,741

Diversified Consumer Services–0.06%
Cornell University 5.45% 2/1/19	200,000	228,002
George Washington University 4.30% 9/15/44	100,000	101,186
Massachusetts Institute of Technology 5.60% 7/1/11	200,000	257,898
President and Fellows of Harvard College 3.619% 10/1/37	72,000	69,613
Princeton University 4.95% 3/1/19	100,000	112,913
5.70% 3/1/39	50,000	64,388
Stanford University
4.25% 5/1/16	100,000	105,272
4.75% 5/1/19	250,000	280,826
Trustees of Dartmouth College 4.75% 6/1/19	50,000	55,746
Vanderbilt University 5.25% 4/1/19	50,000	56,629
Yale University 2.086% 4/15/19	100,000	100,315

		1,432,788

Diversified Financial Services–2.06%
Air Lease
3.375% 1/15/19	250,000	254,375

LVIP SSgA Bond Index Fund–17

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Air Lease (continued)
3.875% 4/1/21	125,000	$126,875
4.25% 9/15/24	300,000	295,875
Bank of America
1.35% 11/21/16	200,000	200,376
1.50% 10/9/15	400,000	403,122
2.00% 1/11/18	500,000	498,218
2.60% 1/15/19	543,000	542,270
3.30% 1/11/23	1,000,000	976,369
3.75% 7/12/16	500,000	522,169
3.875% 3/22/17	250,000	263,350
4.00% 4/1/24	475,000	480,516
4.10% 7/24/23	350,000	357,709
5.00% 5/13/21	350,000	384,900
5.00% 1/21/44	650,000	688,405
5.25% 12/1/15	200,000	209,497
5.625% 10/14/16	400,000	434,196
5.625% 7/1/20	250,000	282,649
5.65% 5/1/18	500,000	556,604
5.75% 12/1/17	550,000	612,433
5.875% 1/5/21	250,000	287,126
5.875% 2/7/42	218,000	262,174
6.00% 9/1/17	500,000	557,799
6.50% 8/1/16	200,000	218,385
7.625% 6/1/19	300,000	362,782
BP Capital Markets
0.70% 11/6/15	150,000	150,154
1.375% 11/6/17	150,000	149,081
1.375% 5/10/18	150,000	147,438
1.846% 5/5/17	150,000	151,699
2.237% 5/10/19	400,000	397,985
2.241% 9/26/18	100,000	100,410
2.75% 5/10/23	250,000	236,567
3.125% 10/1/15	250,000	256,821
3.20% 3/11/16	200,000	207,210
3.245% 5/6/22	200,000	198,827
3.994% 9/26/23	250,000	259,195
4.742% 3/11/21	500,000	552,409
4.75% 3/10/19	300,000	330,752
Citigroup
1.25% 1/15/16	500,000	502,741
1.55% 8/14/17	250,000	248,270
1.75% 5/1/18	500,000	493,436
2.50% 7/29/19	500,000	495,880
3.375% 3/1/23	200,000	197,287
3.75% 6/16/24	400,000	399,248
3.875% 10/25/23	350,000	356,083
3.953% 6/15/16	250,000	262,681
4.05% 7/30/22	107,000	108,554
4.45% 1/10/17	500,000	533,025
4.50% 1/14/22	730,000	783,915

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Citigroup (continued)
4.587% 12/15/15	25,000	$26,123
5.30% 5/6/44	167,000	174,181
5.375% 8/9/20	200,000	226,614
5.50% 2/15/17	450,000	488,083
5.50% 9/13/25	200,000	218,255
5.85% 8/2/16	100,000	108,245
5.875% 2/22/33	200,000	225,026
5.875% 1/30/42	150,000	181,452
6.00% 8/15/17	100,000	112,072
6.00% 10/31/33	100,000	112,276
6.125% 11/21/17	300,000	338,676
6.125% 5/15/18	350,000	396,612
6.125% 8/25/36	200,000	230,041
6.625% 6/15/32	100,000	121,197
6.675% 9/13/43	150,000	184,501
6.875% 3/5/38	350,000	463,472
8.125% 7/15/39	350,000	520,331
8.50% 5/22/19	300,000	375,362
CME Group
3.00% 9/15/22	300,000	299,517
5.30% 9/15/43	100,000	114,894
Countrywide Financial 6.25% 5/15/16	450,000	485,230
•GE Capital Trust I 6.375% 11/15/67	200,000	216,500
General Electric Capital
1.00% 1/8/16	250,000	251,027
1.60% 11/20/17	250,000	250,655
1.625% 4/2/18	250,000	249,764
2.25% 11/9/15	200,000	203,576
2.30% 4/27/17	250,000	257,034
2.90% 1/9/17	200,000	207,835
2.95% 5/9/16	200,000	207,076
3.10% 1/9/23	600,000	594,457
3.15% 9/7/22	500,000	498,852
4.375% 9/16/20	750,000	820,974
4.65% 10/17/21	500,000	551,567
5.00% 1/8/16	250,000	263,594
5.30% 2/11/21	800,000	902,374
5.375% 10/20/16	400,000	435,844
5.50% 1/8/20	100,000	114,731
5.625% 5/1/18	1,050,000	1,187,651
5.875% 1/14/38	950,000	1,148,200
6.00% 8/7/19	100,000	116,752
•6.375% 11/15/67	100,000	108,500
6.75% 3/15/32	780,000	1,031,271
6.875% 1/10/39	700,000	945,299
Goldman Sachs Group 3.85% 7/8/24	400,000	398,120
IntercontinentalExchange Group 4.00% 10/15/23	200,000	208,982
#International Lease Finance 144A 6.75% 9/1/16	400,000	433,000

LVIP SSgA Bond Index Fund–18

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Financial Services (continued)
JPMorgan Chase
1.10% 10/15/15	150,000	$150,662
1.125% 2/26/16	450,000	452,010
1.35% 2/15/17	400,000	399,360
1.625% 5/15/18	250,000	246,718
1.80% 1/25/18	600,000	599,191
2.00% 8/15/17	450,000	454,151
3.15% 7/5/16	500,000	517,611
3.20% 1/25/23	1,000,000	977,238
3.25% 9/23/22	350,000	345,088
3.375% 5/1/23	200,000	191,799
3.45% 3/1/16	500,000	517,995
3.625% 5/13/24	250,000	248,632
3.875% 2/1/24	250,000	256,339
4.25% 10/15/20	750,000	800,831
4.35% 8/15/21	600,000	642,299
4.40% 7/22/20	700,000	754,794
4.50% 1/24/22	350,000	375,585
5.40% 1/6/42	200,000	228,122
5.50% 10/15/40	100,000	115,005
5.60% 7/15/41	500,000	574,462
6.00% 10/1/17	950,000	1,062,891
6.00% 1/15/18	400,000	450,411
6.30% 4/23/19	200,000	232,127
6.40% 5/15/38	450,000	568,246
Moody’s 4.50% 9/1/22	250,000	264,045
NASDAQ OMX Group
5.25% 1/16/18	60,000	65,700
5.55% 1/15/20	100,000	110,435
National Rural Utilities Cooperative Finance
1.10% 1/27/17	150,000	149,844
2.35% 6/15/20	300,000	298,457
3.05% 3/1/16	100,000	103,357
4.023% 11/1/32	100,000	100,816
•4.75% 4/30/43	100,000	99,125
5.45% 2/1/18	25,000	28,022
8.00% 3/1/32	150,000	217,076
10.375% 11/1/18	100,000	131,795
NYSE Euronext 2.00% 10/5/17	150,000	151,517
Private Export Funding
1.375% 2/15/17	275,000	277,846
1.875% 7/15/18	250,000	249,426
2.45% 7/15/24	250,000	237,837
4.30% 12/15/21	100,000	111,524
4.95% 11/15/15	100,000	105,082
Synchrony Financial
1.875% 8/15/17	45,000	45,092
4.25% 8/15/24	150,000	150,199

		48,362,399

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services–1.11%
AT&T
0.90% 2/12/16	350,000	$350,529
1.40% 12/1/17	550,000	547,313
2.375% 11/27/18	300,000	303,105
2.40% 8/15/16	175,000	179,165
2.625% 12/1/22	500,000	473,851
2.95% 5/15/16	200,000	206,637
3.00% 2/15/22	400,000	396,781
3.875% 8/15/21	30,000	31,493
4.35% 6/15/45	532,000	490,980
4.45% 5/15/21	100,000	108,436
4.80% 6/15/44	687,000	679,528
5.35% 9/1/40	638,000	678,956
5.50% 2/1/18	500,000	559,605
5.55% 8/15/41	40,000	43,611
5.80% 2/15/19	150,000	172,059
6.15% 9/15/34	150,000	179,608
6.30% 1/15/38	200,000	237,392
6.40% 5/15/38	5,000	6,172
6.50% 9/1/37	150,000	182,835
6.55% 2/15/39	550,000	692,059
Bellsouth 8.00% 11/15/31	360,000	532,649
British Telecommunications
2.35% 2/14/19	300,000	300,904
9.625% 12/15/30	350,000	550,950
Deutsche Telekom International Finance
5.75% 3/23/16	300,000	320,649
6.00% 7/8/19	250,000	289,360
8.75% 6/15/30	460,000	670,470
Embarq 7.995% 6/1/36	150,000	162,510
France Telecom
2.75% 9/14/16	100,000	103,056
4.125% 9/14/21	100,000	105,700
5.375% 7/8/19	300,000	338,025
5.375% 1/13/42	100,000	109,345
9.00% 3/1/31	800,000	1,181,591
GTE
6.94% 4/15/28	100,000	122,438
8.75% 11/1/21	100,000	134,088
Koninklijke KPN 8.375% 10/1/30	100,000	138,302
Nippon Telegraph & Telephone
1.40% 7/18/17	100,000	99,921
Qwest
6.75% 12/1/21	150,000	172,207
6.875% 9/15/33	250,000	250,735
Telefonica Emisiones
3.192% 4/27/18	250,000	258,059
3.992% 2/16/16	170,000	176,960
5.134% 4/27/20	90,000	99,045
5.462% 2/16/21	140,000	156,124
5.877% 7/15/19	100,000	114,451

LVIP SSgA Bond Index Fund–19

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Diversified Telecommunication Services (continued)
Telefonica Emisiones (continued)
6.421% 6/20/16	175,000	$190,269
7.045% 6/20/36	175,000	222,359
Telefonica Europe 8.25% 9/15/30	200,000	271,682
Telefonos de Mexico 5.50% 11/15/19	100,000	113,708
Verizon Communications
0.70% 11/2/15	150,000	150,173
2.45% 11/1/22	200,000	185,964
2.50% 9/15/16	391,000	401,472
3.45% 3/15/21	500,000	507,900
3.65% 9/14/18	1,150,000	1,212,351
3.85% 11/1/42	150,000	131,520
4.50% 9/15/20	686,000	742,736
4.60% 4/1/21	250,000	272,554
#144A 4.862% 8/21/46	692,000	695,643
5.05% 3/15/34	800,000	849,203
5.15% 9/15/23	1,300,000	1,440,624
6.00% 4/1/41	100,000	116,898
6.35% 4/1/19	250,000	291,048
6.40% 9/15/33	1,320,000	1,610,880
6.40% 2/15/38	350,000	425,371
6.55% 9/15/43	2,000,000	2,502,412
6.90% 4/15/38	650,000	840,223

		26,082,644

Electric Utilities–1.40%
Alabama Power
5.50% 3/15/41	185,000	224,222
6.125% 5/15/38	100,000	129,145
Ameren Illinois 4.80% 12/15/43	150,000	163,740
American Electric Power
1.65% 12/15/17	200,000	200,068
2.95% 12/15/22	125,000	122,203
Appalachian Power
4.60% 3/30/21	150,000	165,899
5.00% 6/1/17	100,000	108,942
6.70% 8/15/37	235,000	307,170
Arizona Public Service
4.50% 4/1/42	100,000	104,377
5.05% 9/1/41	100,000	113,636
Atlantic City Electric 7.75% 11/15/18	15,000	18,121
Baltimore Gas & Electric
3.35% 7/1/23	100,000	101,188
6.35% 10/1/36	100,000	130,002
Berkshire Hathaway Energy
3.75% 11/15/23	200,000	205,556
5.15% 11/15/43	200,000	222,220
Black Hills 4.25% 11/30/23	100,000	105,446
Carolina Power & Light
4.10% 3/15/43	100,000	99,679
5.30% 1/15/19	100,000	113,169
6.30% 4/1/38	250,000	329,535

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
CenterPoint Energy Houston Electric 2.25% 8/1/22	250,000	$237,965
Cleco Power 6.50% 12/1/35	50,000	63,003
Cleveland Electric Illuminating
5.50% 8/15/24	200,000	230,725
5.95% 12/15/36	100,000	114,412
CMS Energy 4.875% 3/1/44	100,000	104,585
Commonwealth Edison
3.40% 9/1/21	100,000	104,327
4.00% 8/1/20	300,000	323,222
5.95% 8/15/16	150,000	163,834
6.45% 1/15/38	100,000	136,001
Connecticut Light & Power 5.65% 5/1/18	100,000	113,244
Consumers Energy
2.85% 5/15/22	100,000	99,843
3.125% 8/31/24	100,000	99,593
3.375% 8/15/23	200,000	205,910
3.95% 5/15/43	150,000	146,245
5.65% 9/15/18	100,000	114,391
5.65% 4/15/20	100,000	115,887
Dayton Power & Light 1.875% 9/15/16	75,000	76,034
Delmarva Power & Light
3.50% 11/15/23	150,000	153,975
4.00% 6/1/42	100,000	97,394
Detroit Edison
2.65% 6/15/22	50,000	49,235
6.625% 6/1/36	100,000	134,800
Dominion Gas Holdings
1.05% 11/1/16	250,000	249,847
4.80% 11/1/43	94,000	100,871
Duke Energy
1.625% 8/15/17	250,000	251,161
2.10% 6/15/18	250,000	252,073
5.05% 9/15/19	100,000	112,072
Duke Energy Carolinas
3.90% 6/15/21	100,000	107,479
4.00% 9/30/42	150,000	147,536
4.30% 6/15/20	100,000	109,825
5.25% 1/15/18	250,000	277,608
5.30% 2/15/40	100,000	118,120
6.10% 6/1/37	170,000	211,761
7.00% 11/15/18	100,000	119,212
Duke Energy Florida 5.65% 6/15/18	150,000	170,495
Duke Energy Indiana
6.12% 10/15/35	100,000	122,981
6.45% 4/1/39	130,000	174,260
Duke Energy Ohio
3.80% 9/1/23	500,000	524,167
5.45% 4/1/19	50,000	56,987
Empresa Nacional de Electricidad
4.25% 4/15/24	100,000	100,481

LVIP SSgA Bond Index Fund–20

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Entergy
4.70% 1/15/17	100,000	$107,011
5.125% 9/15/20	100,000	110,005
Entergy Arkansas
3.05% 6/1/23	100,000	98,626
3.70% 6/1/24	200,000	206,017
Entergy Louisiana 4.05% 9/1/23	150,000	160,502
Entergy Mississippi 3.10% 7/1/23	100,000	98,767
Entergy Texas 7.125% 2/1/19	200,000	239,033
FirstEnergy Solutions 6.80% 8/15/39	150,000	164,718
Florida Power
3.85% 11/15/42	100,000	95,218
6.40% 6/15/38	300,000	401,230
Florida Power & Light
3.80% 12/15/42	100,000	95,667
4.05% 6/1/42	150,000	150,138
5.69% 3/1/40	50,000	62,453
5.85% 5/1/37	100,000	126,770
5.95% 2/1/38	200,000	253,138
5.96% 4/1/39	100,000	128,410
6.20% 6/1/36	200,000	259,586
Georgia Power
0.625% 11/15/15	250,000	250,193
4.25% 12/1/19	80,000	87,996
4.30% 3/15/42	200,000	200,665
4.30% 3/15/43	100,000	100,175
4.75% 9/1/40	100,000	107,239
5.25% 12/15/15	25,000	26,450
5.95% 2/1/39	100,000	124,225
Great Plains Energy 4.85% 6/1/21	50,000	55,155
Hydro-Quebec
1.375% 6/19/17	100,000	100,612
2.00% 6/30/16	300,000	306,798
8.05% 7/7/24	250,000	345,485
8.50% 12/1/29	115,000	173,517
Iberdrola International 6.75% 7/15/36	100,000	123,067
Indiana Michigan Power 7.00% 3/15/19	100,000	119,634
Interstate Power & Light 6.25% 7/15/39	130,000	170,571
ITC Holdings 3.65% 6/15/24	75,000	74,919
Jersey Central Power & Light 7.35% 2/1/19	100,000	119,232
Kansas City Power & Light 6.375% 3/1/18	200,000	226,559
Kentucky Utilities
1.625% 11/1/15	100,000	101,047
3.25% 11/1/20	100,000	103,651
4.65% 11/14/43	150,000	162,623
5.125% 11/1/40	100,000	116,248
LG&E & KU Energy 2.125% 11/15/15	200,000	202,541
MidAmerican Energy
2.40% 3/15/19	250,000	253,631

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
MidAmerican Energy (continued)
4.40% 10/15/44	100,000	$103,408
4.80% 9/15/43	250,000	274,579
5.30% 3/15/18	100,000	111,468
5.75% 11/1/35	25,000	30,586
5.95% 7/15/17	200,000	225,696
MidAmerican Energy Holdings
5.75% 4/1/18	100,000	113,019
5.95% 5/15/37	125,000	153,409
6.125% 4/1/36	250,000	310,387
6.50% 9/15/37	100,000	129,730
Nevada Power
5.45% 5/15/41	60,000	72,944
6.50% 8/1/18	50,000	58,405
6.75% 7/1/37	100,000	136,228
7.125% 3/15/19	100,000	120,695
NextEra Energy Capital Holdings
3.625% 6/15/23	100,000	101,433
4.50% 6/1/21	100,000	108,534
6.00% 3/1/19	200,000	229,484
Northeast Utilities
1.45% 5/1/18	250,000	246,235
4.50% 11/15/19	110,000	119,862
Northern States Power
2.60% 5/15/23	100,000	96,222
5.25% 3/1/18	100,000	111,771
5.35% 11/1/39	40,000	47,372
6.20% 7/1/37	100,000	130,524
Ohio Edison
6.875% 7/15/36	100,000	131,208
8.25% 10/15/38	100,000	155,186
Oklahoma Gas & Electric
4.55% 3/15/44	150,000	158,581
5.25% 5/15/41	100,000	118,115
Oncor Electric Delivery
4.10% 6/1/22	100,000	107,456
4.55% 12/1/41	150,000	161,783
5.30% 6/1/42	200,000	236,543
6.80% 9/1/18	100,000	117,335
7.00% 9/1/22	100,000	126,427
7.00% 5/1/32	50,000	68,579
Pacific Gas & Electric
3.25% 9/15/21	200,000	203,731
3.25% 6/15/23	250,000	247,973
3.40% 8/15/24	150,000	149,215
5.125% 11/15/43	200,000	223,694
6.05% 3/1/34	500,000	618,195
6.25% 3/1/39	300,000	386,821
8.25% 10/15/18	200,000	246,077
PacifiCorp
2.95% 6/1/23	100,000	99,070

LVIP SSgA Bond Index Fund–21

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
PacifiCorp (continued)
4.10% 2/1/42	100,000	$99,196
5.75% 4/1/37	100,000	124,615
6.00% 1/15/39	100,000	127,245
6.35% 7/15/38	25,000	33,620
7.70% 11/15/31	100,000	146,767
PECO Energy
5.35% 3/1/18	200,000	223,567
5.95%10/1/36	100,000	128,825
Portland General Electric
6.10% 4/15/19	100,000	116,153
Potomac Electric Power
7.90% 12/15/38	100,000	154,989
PPL Capital Funding
3.40% 6/1/23	200,000	197,439
3.50% 12/1/22	100,000	100,827
3.95% 3/15/24	200,000	206,002
4.20% 6/15/22	150,000	159,921
PPL Electric Utilities
3.00% 9/15/21	100,000	101,373
4.125% 6/15/44	100,000	101,241
6.25% 5/15/39	30,000	39,587
Progress Energy
6.00% 12/1/39	50,000	61,840
7.05% 3/15/19	100,000	120,008
7.75% 3/1/31	150,000	211,369
Public Service Electric & Gas
2.375% 5/15/23	200,000	190,087
3.50% 8/15/20	150,000	157,821
3.75% 3/15/24	150,000	157,147
5.30% 5/1/18	50,000	56,093
5.50% 3/1/40	100,000	123,928
Public Service of Colorado
3.20% 11/15/20	100,000	103,995
3.95% 3/15/43	250,000	248,339
5.125% 6/1/19	135,000	153,033
6.25% 9/1/37	100,000	132,204
Public Service of Oklahoma
5.15% 12/1/19	75,000	83,774
Sierra Pacific Power 6.00% 5/15/16	100,000	108,085
South Carolina Electric & Gas
5.25% 11/1/18	80,000	90,518
6.05% 1/15/38	225,000	286,077
Southern
1.95% 9/1/16	300,000	306,047
2.15% 9/1/19	300,000	297,339
2.45% 9/1/18	90,000	91,630
Southern California Edison
3.50% 10/1/23	150,000	154,645
3.875% 6/1/21	70,000	75,546
3.90% 3/15/43	100,000	95,699

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electric Utilities (continued)
Southern California Edison (continued)
4.05% 3/15/42	300,000	$295,147
4.50% 9/1/40	100,000	105,863
4.65% 10/1/43	100,000	107,870
5.55% 1/15/36	59,000	71,073
5.95% 2/1/38	25,000	31,339
6.00% 1/15/34	200,000	253,732
6.05% 3/15/39	170,000	218,415
6.65% 4/1/29	100,000	128,645
Southwestern Electric Power
6.20% 3/15/40	200,000	255,540
Tampa Electric
2.60% 9/15/22	100,000	96,755
4.10% 6/15/42	100,000	99,190
4.35% 5/15/44	50,000	51,652
6.10% 5/15/18	50,000	57,230
TECO Finance 6.572% 11/1/17	100,000	114,131
Union Electric
3.50% 4/15/24	100,000	102,714
3.90% 9/15/42	250,000	241,757
8.45% 3/15/39	80,000	131,142
Virginia Electric & Power
2.75% 3/15/23	100,000	97,905
4.45% 2/15/44	625,000	651,289
4.65% 8/15/43	150,000	161,772
5.00% 6/30/19	200,000	225,122
5.95% 9/15/17	100,000	113,107
6.00% 5/15/37	25,000	31,745
6.35% 11/30/37	100,000	133,266
8.875% 11/15/38	100,000	164,411
Westar Energy 4.10% 4/1/43	300,000	301,387
Western Massachusetts Electric
3.50% 9/15/21	150,000	156,992
Wisconsin Electric Power
1.70% 6/15/18	250,000	248,956
2.95% 9/15/21	100,000	101,441
4.25% 12/15/19	25,000	27,270
Wisconsin Public Service
4.752% 11/1/44	200,000	224,161
Xcel Energy
0.75% 5/9/16	200,000	199,785
4.70% 5/15/20	100,000	111,000
6.50% 7/1/36	100,000	131,052

		32,862,828

Electrical Equipment–0.04%
Cooper
2.375% 1/15/16	100,000	102,143
3.875% 12/15/20	100,000	106,039
Emerson Electric
4.25% 11/15/20	50,000	53,913

LVIP SSgA Bond Index Fund–22

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Electrical Equipment (continued)
Emerson Electric (continued)
5.25% 10/15/18	225,000	$253,247
5.25% 11/15/39	50,000	58,621
Rockwell Automation 6.25% 12/1/37	100,000	128,427
Roper Industries 6.25% 9/1/19	100,000	116,097

		818,487

Electronic Equipment, Instruments & Components–0.04%
Amphenol 2.55% 1/30/19	150,000	151,125
Arrow Electronics
3.00% 3/1/18	100,000	102,577
6.00% 4/1/20	50,000	56,745
Avnet 4.875% 12/1/22	100,000	105,803
Corning
4.25% 8/15/20	65,000	70,813
4.75% 3/15/42	250,000	265,547
5.75% 8/15/40	25,000	29,966
6.625% 5/15/19	20,000	23,768
Owens & Minor 3.875% 9/15/21	50,000	50,137
Tech Data 3.75% 9/21/17	100,000	103,643

		960,124

Energy Equipment & Services–0.31%
Baker Hughes
5.125% 9/15/40	200,000	223,657
6.875% 1/15/29	100,000	133,612
Cameron International
1.15% 12/15/16	63,000	62,986
4.00% 12/15/23	100,000	104,025
5.125% 12/15/43	56,000	60,102
5.95% 6/1/41	100,000	118,043
6.375% 7/15/18	100,000	115,174
Diamond Offshore Drilling
3.45% 11/1/23	125,000	119,689
5.70% 10/15/39	100,000	104,807
5.875% 5/1/19	40,000	45,442
ENSCO
3.25% 3/15/16	100,000	103,043
4.50% 10/1/24	400,000	402,149
4.70% 3/15/21	350,000	368,010
FMC Technologies 3.45% 10/1/22	100,000	98,400
Global Marine 7.00% 6/1/28	150,000	164,826
Halliburton
2.00% 8/1/18	250,000	251,685
3.25% 11/15/21	200,000	205,300
4.75% 8/1/43	200,000	211,289
5.90% 9/15/18	50,000	57,443
6.15% 9/15/19	250,000	294,465
7.45% 9/15/39	200,000	284,097
Nabors Industries
4.625% 9/15/21	150,000	161,452

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Energy Equipment & Services (continued)
Nabors Industries (continued)
5.10% 9/15/23	100,000	$108,532
6.15% 2/15/18	100,000	112,942
9.25% 1/15/19	150,000	189,909
National Oilwell Varco
2.60% 12/1/22	200,000	191,398
3.95% 12/1/42	150,000	141,957
Rowan
4.75% 1/15/24	75,000	75,531
4.875% 6/1/22	100,000	104,048
5.40% 12/1/42	175,000	164,656
7.875% 8/1/19	65,000	78,669
Schlumberger Investment
3.65% 12/1/23	104,000	107,832
Transocean
4.95% 11/15/15	200,000	207,751
6.00% 3/15/18	325,000	350,712
6.375% 12/15/21	150,000	159,784
6.50% 11/15/20	100,000	106,391
6.80% 3/15/38	400,000	390,640
7.35% 12/15/41	100,000	108,347
Weatherford International
4.50% 4/15/22	100,000	104,273
5.95% 4/15/42	100,000	107,784
6.00% 3/15/18	150,000	168,867
6.75% 9/15/40	100,000	117,486
7.00% 3/15/38	150,000	177,903
9.625% 3/1/19	100,000	128,502
9.875% 3/1/39	50,000	77,338

		7,170,948

Food & Staples Retailing–0.46%
Costco Wholesale
0.65% 12/7/15	150,000	150,299
5.50% 3/15/17	450,000	496,821
CVS Health
2.25% 8/12/19	250,000	247,743
2.75% 12/1/22	200,000	191,173
4.00% 12/5/23	600,000	625,961
4.125% 5/15/21	100,000	107,245
4.75% 5/18/20	100,000	111,843
5.75% 6/1/17	150,000	166,779
5.75% 5/15/41	150,000	177,628
6.25% 6/1/27	130,000	163,824
Delhaize America 9.00% 4/15/31	125,000	168,312
Delhaize Group
4.125% 4/10/19	100,000	105,365
5.70% 10/1/40	500,000	532,513
Kroger
1.20% 10/17/16	93,000	93,032
2.20% 1/15/17	100,000	101,975
2.30% 1/15/19	250,000	250,429

LVIP SSgA Bond Index Fund–23

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food & Staples Retailing (continued)
Kroger (continued)
3.30% 1/15/21	250,000	$253,829
3.40% 4/15/22	50,000	50,217
3.90% 10/1/15	130,000	134,261
5.00% 4/15/42	100,000	103,951
6.90% 4/15/38	100,000	128,595
7.50% 4/1/31	250,000	327,019
Safeway 3.95% 8/15/20	120,000	120,578
Sysco
3.00% 10/2/21	155,000	155,530
4.35% 10/2/34	65,000	66,161
5.375% 3/17/19	100,000	113,086
6.625% 3/17/39	50,000	67,119
Walgreen
1.80% 9/15/17	100,000	100,433
3.10% 9/15/22	150,000	145,279
5.25% 1/15/19	150,000	166,794
Wal-Mart Stores
0.60% 4/11/16	600,000	599,975
1.125% 4/11/18	200,000	197,456
1.50% 10/25/15	200,000	202,376
2.55% 4/11/23	300,000	288,427
2.80% 4/15/16	400,000	413,893
3.25% 10/25/20	300,000	312,873
3.625% 7/8/20	100,000	106,575
4.00% 4/11/43	325,000	317,467
4.125% 2/1/19	100,000	109,231
4.875% 7/8/40	300,000	328,713
5.00% 10/25/40	200,000	226,943
5.25% 9/1/35	300,000	347,699
5.625% 4/15/41	250,000	303,962
5.80% 2/15/18	200,000	227,330
5.875% 4/5/27	100,000	124,489
6.20% 4/15/38	300,000	384,414
6.50% 8/15/37	350,000	465,734
7.55% 2/15/30	200,000	284,375

		10,865,726

Food Products–0.37%
Archer-Daniels-Midland
4.016% 4/16/43	100,000	95,686
4.479% 3/1/21	235,000	259,269
5.375% 9/15/35	100,000	117,509
5.45% 3/15/18	100,000	112,141
Bunge Limited Finance
4.10% 3/15/16	100,000	104,377
8.50% 6/15/19	135,000	167,990
Campbell Soup
2.50% 8/2/22	61,000	57,563
3.05% 7/15/17	100,000	104,323
4.25% 4/15/21	250,000	268,678
4.50% 2/15/19	35,000	38,043

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
ConAgra Foods
1.90% 1/25/18	250,000	$248,700
3.20% 1/25/23	250,000	240,202
4.65% 1/25/43	125,000	121,180
5.819% 6/15/17	50,000	55,231
6.625% 8/15/39	50,000	61,412
7.00% 4/15/19	100,000	118,750
8.25% 9/15/30	100,000	141,934
General Mills
3.15% 12/15/21	200,000	203,343
3.65% 2/15/24	111,000	113,310
5.40% 6/15/40	45,000	51,285
5.65% 2/15/19	100,000	113,782
5.70% 2/15/17	100,000	110,533
Hershey 4.125% 12/1/20	200,000	218,014
Ingredion
1.80% 9/25/17	100,000	100,481
3.20% 11/1/15	100,000	102,344
Kellogg
1.75% 5/17/17	150,000	151,273
3.125% 5/17/22	150,000	150,221
3.25% 5/21/18	135,000	140,710
4.00% 12/15/20	64,000	68,594
7.45% 4/1/31	100,000	131,535
Kraft Foods
4.125% 2/9/16	250,000	260,938
6.125% 2/1/18	150,000	169,753
6.50% 8/11/17	500,000	566,325
6.50% 11/1/31	350,000	444,965
6.875% 2/1/38	250,000	325,289
Kraft Foods Group
2.25% 6/5/17	150,000	152,900
3.50% 6/6/22	150,000	152,088
5.00% 6/4/42	250,000	262,359
5.375% 2/10/20	250,000	282,012
6.125% 8/23/18	150,000	172,221
6.50% 2/9/40	150,000	186,405
McCormick
3.50% 9/1/23	107,000	110,166
3.90% 7/15/21	50,000	53,625
Mead Johnson Nutrition
4.90% 11/1/19	100,000	110,443
5.90% 11/1/39	50,000	59,535
Tyson Foods
3.95% 8/15/24	240,000	240,898
4.50% 6/15/22	200,000	212,303
Unilever Capital
2.20% 3/6/19	250,000	252,565
2.75% 2/10/16	100,000	102,952
4.25% 2/10/21	200,000	220,172

LVIP SSgA Bond Index Fund–24

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Food Products (continued)
Unilever Capital (continued)
4.80% 2/15/19	100,000	$111,948
5.90% 11/15/32	133,000	175,571

		8,593,846

Gas Utilities–0.13%
AGL Capital
4.40% 6/1/43	100,000	101,223
5.25% 8/15/19	100,000	112,205
5.875% 3/15/41	70,000	86,433
Atmos Energy 8.50% 3/15/19	100,000	125,536
CenterPoint Energy 5.95% 2/1/17	100,000	110,355
CenterPoint Energy Resources
4.50% 1/15/21	65,000	71,175
5.85% 1/15/41	115,000	141,868
6.00% 5/15/18	100,000	113,314
Laclede Group 4.70% 8/15/44	100,000	101,136
National Fuel Gas
3.75% 3/1/23	156,000	154,743
8.75% 5/1/19	115,000	143,033
One Gas
#144A 3.61% 2/1/24	100,000	103,258
#144A 4.658% 2/1/44	50,000	54,826
Panhandle Eastern Pipe Line
6.20% 11/1/17	50,000	56,785
7.00% 6/15/18	300,000	346,040
Piedmont Natural Gas 4.65% 8/1/43	50,000	54,147
Questar 2.75% 2/1/16	85,000	86,961
Southern California Gas
3.15% 9/15/24	100,000	99,805
4.45% 3/15/44	150,000	160,017
5.75% 11/15/35	100,000	125,960
Southern Natural Gas
4.40% 6/15/21	300,000	315,417
#144A 5.90% 4/1/17	25,000	27,692
8.00% 3/1/32	100,000	127,563
Southwest Gas 4.875% 10/1/43	100,000	112,245

		2,931,737

Health Care Equipment & Supplies–0.26%
Bard (C.R.)
2.875% 1/15/16	100,000	102,701
4.40% 1/15/21	65,000	70,824
Baxter International
0.95% 6/1/16	250,000	250,906
3.20% 6/15/23	225,000	222,417
3.65% 8/15/42	100,000	90,873
4.50% 8/15/19	250,000	274,144
6.25% 12/1/37	50,000	64,301
Becton, Dickinson
1.75% 11/8/16	200,000	203,442

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Equipment & Supplies (continued)
Becton, Dickinson (continued)
3.125% 11/8/21	200,000	$205,026
3.25% 11/12/20	100,000	103,574
5.00% 11/12/40	35,000	39,060
6.00% 5/15/39	100,000	125,672
Boston Scientific
2.65% 10/1/18	125,000	126,342
6.00% 1/15/20	100,000	114,143
6.40% 6/15/16	100,000	108,771
7.375% 1/15/40	201,000	278,939
CareFusion
3.30% 3/1/23	100,000	97,605
4.875% 5/15/44	100,000	98,849
6.375% 8/1/19	150,000	173,207
Covidien International Finance
2.95% 6/15/23	100,000	96,759
3.20% 6/15/22	150,000	152,016
4.20% 6/15/20	100,000	108,333
6.00% 10/15/17	25,000	28,261
6.55% 10/15/37	100,000	130,945
DENTSPLY International 2.75% 8/15/16	55,000	56,591
Edwards Lifesciences 2.875% 10/15/18	150,000	152,598
Medtronic
1.375% 4/1/18	125,000	123,197
2.625% 3/15/16	100,000	102,836
2.75% 4/1/23	125,000	120,188
3.125% 3/15/22	150,000	149,674
3.625% 3/15/24	500,000	511,303
4.00% 4/1/43	350,000	331,790
4.50% 3/15/42	100,000	102,700
5.55% 3/15/40	100,000	118,717
5.60% 3/15/19	200,000	227,641
St. Jude Medical 3.25% 4/15/23	200,000	198,191
Stryker
1.30% 4/1/18	100,000	98,290
2.00% 9/30/16	45,000	45,941
3.375% 5/15/24	150,000	149,291
4.375% 1/15/20	100,000	109,244
4.375% 5/15/44	100,000	100,584
Zimmer Holdings 5.75% 11/30/39	100,000	117,460

		6,083,346

Health Care Providers & Services–0.48%
Aetna
1.75% 5/15/17	100,000	100,672
2.20% 3/15/19	300,000	297,444
2.75% 11/15/22	150,000	143,722
4.50% 5/15/42	100,000	98,762
6.50% 9/15/18	200,000	233,319
6.625% 6/15/36	100,000	129,909
6.75% 12/15/37	100,000	132,199

LVIP SSgA Bond Index Fund–25

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
AmerisourceBergen
3.40% 5/15/24	250,000	$248,719
4.875% 11/15/19	200,000	221,756
Cardinal Health
3.20% 3/15/23	100,000	98,088
4.625% 12/15/20	100,000	109,743
5.80% 10/15/16	100,000	109,417
CIGNA
2.75% 11/15/16	100,000	103,415
5.375% 2/15/42	400,000	442,292
5.875% 3/15/41	200,000	244,253
7.875% 5/15/27	25,000	32,818
Coventry Health Care 5.45% 6/15/21	80,000	91,955
Express Scripts Holding
2.65% 2/15/17	200,000	205,780
3.125% 5/15/16	200,000	207,234
3.90% 2/15/22	450,000	466,835
4.75% 11/15/21	200,000	218,748
6.125% 11/15/41	300,000	372,128
Howard Hughes Medical Institute
3.50% 9/1/23	150,000	154,841
Humana
3.15% 12/1/22	100,000	97,790
4.625% 12/1/42	175,000	172,035
7.20% 6/15/18	100,000	118,009
Kaiser Foundation Hospitals
3.50% 4/1/22	50,000	50,484
Laboratory Corporation of America Holdings
2.20% 8/23/17	250,000	253,303
4.625% 11/15/20	150,000	160,140
McKesson
0.95% 12/4/15	200,000	200,301
2.284% 3/15/19	250,000	248,437
3.25% 3/1/16	250,000	258,197
4.75% 3/1/21	300,000	334,431
4.883% 3/15/44	125,000	129,217
Medco Health Solutions 7.125% 3/15/18	225,000	262,165
Quest Diagnostics
2.70% 4/1/19	150,000	150,907
3.20% 4/1/16	200,000	206,461
4.75% 1/30/20	60,000	64,865
5.75% 1/30/40	100,000	109,643
UnitedHealth Group
1.875% 11/15/16	500,000	509,057
2.75% 2/15/23	107,000	103,620
2.875% 3/15/23	250,000	244,517
4.25% 3/15/43	100,000	98,068
4.375% 3/15/42	100,000	99,457
4.625% 11/15/41	200,000	207,354
4.70% 2/15/21	100,000	111,731
6.00% 2/15/18	200,000	227,501
6.50% 6/15/37	150,000	197,538

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Health Care Providers & Services (continued)
UnitedHealth Group (continued)
6.625% 11/15/37	100,000	$131,562
6.875% 2/15/38	100,000	137,366
WellPoint
2.30% 7/15/18	250,000	250,873
3.125% 5/15/22	250,000	247,355
3.50% 8/15/24	250,000	244,315
4.35% 8/15/20	100,000	108,069
4.625% 5/15/42	100,000	97,795
4.65% 1/15/43	125,000	123,457
4.65% 8/15/44	100,000	97,562
5.85% 1/15/36	125,000	147,391
5.875% 6/15/17	50,000	55,613
6.375% 6/15/37	100,000	123,550
7.00% 2/15/19	400,000	477,036

		11,321,221

Hotels, Restaurants & Leisure–0.16%
Brinker International 3.875% 5/15/23	100,000	98,357
Carnival
1.20% 2/5/16	100,000	100,352
3.95% 10/15/20	133,000	139,426
Darden Restaurants 6.80% 10/15/37	84,000	93,691
Hyatt Hotels 3.875% 8/15/16	100,000	104,839
International Game Technology
5.35% 10/15/23	100,000	103,020
5.50% 6/15/20	100,000	105,866
Marriott International
3.375% 10/15/20	208,000	213,714
6.375% 6/15/17	100,000	112,466
McDonald’s
1.875% 5/29/19	250,000	248,318
2.625% 1/15/22	100,000	98,704
3.25% 6/10/24	300,000	298,072
3.625% 5/20/21	100,000	106,248
3.625% 5/1/43	100,000	89,573
5.80% 10/15/17	300,000	338,720
6.30% 3/1/38	50,000	64,496
Starbucks
3.85% 10/1/23	100,000	104,633
6.25% 8/15/17	100,000	113,415
Starwood Hotels & Resorts Worldwide
3.125% 2/15/23	211,000	202,586
Wyndham Worldwide 4.25% 3/1/22	300,000	304,207
Yum Brands
3.75% 11/1/21	65,000	66,645
3.875% 11/1/23	250,000	251,906
5.30% 9/15/19	150,000	166,592
5.35% 11/1/43	100,000	109,173

		3,635,019

LVIP SSgA Bond Index Fund–26

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Household Durables–0.17%
Clorox 5.95% 10/15/17	100,000	$112,587
Energizer Holdings 4.70% 5/19/21	100,000	103,255
Kimberly-Clark
1.90% 5/22/19	250,000	247,669
3.875% 3/1/21	45,000	47,976
6.125% 8/1/17	200,000	226,113
6.625% 8/1/37	100,000	135,751
7.50% 11/1/18	100,000	121,373
Leggett & Platt 3.40% 8/15/22	50,000	49,853
MDC Holdings
5.50% 1/15/24	83,000	82,178
5.625% 2/1/20	100,000	104,750
Mohawk Industries 6.125% 1/15/16	117,000	124,748
Newell Rubbermaid 4.70% 8/15/20	200,000	214,693
Procter & Gamble
1.60% 11/15/18	200,000	199,152
1.80% 11/15/15	250,000	253,833
2.30% 2/6/22	250,000	245,131
3.10% 8/15/23	200,000	202,825
4.70% 2/15/19	200,000	223,710
4.85% 12/15/15	50,000	52,617
5.50% 2/1/34	100,000	122,511
5.55% 3/5/37	200,000	246,311
Tupperware Brands 4.75% 6/1/21	100,000	106,338
Whirlpool
3.70% 3/1/23	650,000	654,065
4.70% 6/1/22	100,000	108,119

		3,985,558

Independent Power Producers & Energy Traders–0.08%
Constellation Energy Group 5.15% 12/1/20	200,000	221,727
Exelon Generation
4.25% 6/15/22	250,000	258,065
5.60% 6/15/42	292,000	313,093
6.20% 10/1/17	25,000	28,131
6.25% 10/1/39	100,000	116,786
Oglethorpe Power
4.55% 6/1/44	100,000	100,415
5.95% 11/1/39	100,000	121,677
PSEG Power
4.15% 9/15/21	250,000	264,210
5.125% 4/15/20	60,000	66,545
5.50% 12/1/15	100,000	105,303
Southern Power 5.25% 7/15/43	120,000	133,828
TransAlta 6.50% 3/15/40	250,000	256,959

		1,986,739

Industrial Conglomerates–0.19%
3M
1.00% 6/26/17	100,000	99,638

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Industrial Conglomerates (continued)
3M (continued)
1.375% 9/29/16	250,000	$253,728
2.00% 6/26/22	500,000	477,314
3.875% 6/15/44	150,000	147,799
5.70% 3/15/37	100,000	126,369
6.375% 2/15/28	25,000	32,895
Danaher
2.30% 6/23/16	100,000	102,713
3.90% 6/23/21	100,000	107,588
5.625% 1/15/18	100,000	112,620
General Electric
0.85% 10/9/15	250,000	251,146
2.70% 10/9/22	750,000	731,308
4.125% 10/9/42	311,000	310,272
5.25% 12/6/17	550,000	610,469
Koninklijke Philips Electronics
3.75% 3/15/22	100,000	103,735
5.00% 3/15/42	100,000	107,517
5.75% 3/11/18	300,000	338,333
6.875% 3/11/38	50,000	67,184
Tyco Electronics Group
2.35% 8/1/19	75,000	74,921
2.375% 12/17/18	60,000	60,198
3.50% 2/3/22	150,000	153,580
6.55% 10/1/17	100,000	113,947
Tyco International Finance
8.50% 1/15/19	100,000	121,708

		4,504,982

Insurance–0.97%
ACE INA Holdings
2.60% 11/23/15	150,000	153,196
2.70% 3/13/23	100,000	96,233
4.15% 3/13/43	100,000	98,533
5.70% 2/15/17	50,000	55,198
5.90% 6/15/19	125,000	144,481
Aegon 4.625% 12/1/15	100,000	104,521
AFLAC
6.45% 8/15/40	100,000	125,257
6.90% 12/17/39	130,000	173,637
8.50% 5/15/19	200,000	253,378
Alleghany
4.90% 9/15/44	95,000	93,978
4.95% 6/27/22	100,000	108,455
Allied World Assurance 7.50% 8/1/16	200,000	221,799
Allstate
4.50% 6/15/43	100,000	102,786
5.55% 5/9/35	150,000	177,059
•5.75% 8/15/53	225,000	240,047
7.45% 5/16/19	100,000	122,793
American Financial Group
9.875% 6/15/19	100,000	129,164

LVIP SSgA Bond Index Fund–27

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
American International Group
2.30% 7/16/19	350,000	$347,826
4.875% 6/1/22	500,000	550,849
5.05% 10/1/15	200,000	208,773
5.85% 1/16/18	300,000	337,732
6.25% 5/1/36	100,000	125,454
6.40% 12/15/20	200,000	238,255
•8.175% 5/15/58	500,000	676,250
8.25% 8/15/18	734,000	897,311
AON
3.125% 5/27/16	100,000	103,423
3.50% 6/14/24	100,000	98,116
4.00% 11/27/23	150,000	156,126
4.45% 5/24/43	100,000	97,168
5.00% 9/30/20	100,000	111,166
Arch Capital Group US 5.144% 11/1/43	105,000	113,499
Aspen Insurance Holdings
4.65% 11/15/23	100,000	103,699
Assurant 2.50% 3/15/18	150,000	150,763
Assured Guaranty US Holdings
5.00% 7/1/24	100,000	101,162
AXA 8.60% 12/15/30	200,000	269,500
Axis Specialty Finance 5.875% 6/1/20	100,000	114,298
Berkley (W.R.) 7.375% 9/15/19	100,000	120,393
Berkshire Hathaway
1.90% 1/31/17	300,000	305,918
2.10% 8/14/19	200,000	199,145
3.00% 2/11/23	100,000	99,538
3.40% 1/31/22	300,000	309,170
4.50% 2/11/43	250,000	254,867
Berkshire Hathaway Finance
1.30% 5/15/18	150,000	147,970
1.60% 5/15/17	150,000	151,739
2.45% 12/15/15	200,000	204,714
3.00% 5/15/22	100,000	99,945
4.25% 1/15/21	100,000	109,457
4.30% 5/15/43	100,000	99,358
4.40% 5/15/42	100,000	101,455
5.40% 5/15/18	50,000	56,157
5.75% 1/15/40	100,000	121,349
Chubb
5.75% 5/15/18	100,000	113,145
6.00% 5/11/37	100,000	126,630
•6.375% 3/29/67	100,000	110,125
Cincinnati Financial 6.92% 5/15/28	100,000	123,762
CNA Financial
3.95% 5/15/24	125,000	126,734
5.75% 8/15/21	30,000	34,267
7.35% 11/15/19	120,000	144,534
Delphi Financial Group 7.875% 1/31/20	25,000	29,960
Everest Reinsurance Holdings
4.868% 6/1/44	100,000	100,210

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
Fidelity National Financial 6.60% 5/15/17	100,000	$111,318
Genworth Holdings
4.90% 8/15/23	214,000	220,937
6.515% 5/22/18	50,000	56,372
7.625% 9/24/21	100,000	121,492
7.70% 6/15/20	100,000	120,163
Hartford Financial Services Group
4.30% 4/15/43	43,000	41,297
5.125% 4/15/22	100,000	111,711
5.50% 3/30/20	100,000	113,042
5.95% 10/15/36	250,000	304,141
6.10% 10/1/41	50,000	62,620
6.625% 3/30/40	100,000	131,134
HCC Insurance Holdings
6.30% 11/15/19	50,000	57,973
ING US
2.90% 2/15/18	100,000	102,961
5.50% 7/15/22	100,000	112,916
5.70% 7/15/43	100,000	113,458
*Lincoln National 4.00% 9/1/23	500,000	514,434
Loews
4.125% 5/15/43	500,000	475,445
6.00% 2/1/35	100,000	119,774
Markel 7.125% 9/30/19	100,000	119,232
Marsh & McLennan
2.55% 10/15/18	100,000	101,787
3.50% 3/10/25	150,000	147,831
4.80% 7/15/21	100,000	110,277
9.25% 4/15/19	100,000	129,522
MetLife
4.368% 9/15/23	167,000	178,857
4.75% 2/8/21	200,000	221,268
4.875% 11/13/43	200,000	213,646
5.70% 6/15/35	50,000	60,073
5.875% 2/6/41	100,000	117,992
6.375% 6/15/34	100,000	128,483
6.40% 12/15/36	100,000	112,000
6.50% 12/15/32	100,000	129,366
6.75% 6/1/16	200,000	219,520
6.817% 8/15/18	400,000	469,498
7.717% 2/15/19	200,000	245,048
10.75% 8/1/39	150,000	243,000
Montpelier Re Holdings 4.70% 10/15/22	100,000	103,844
Old Republic International
4.875% 10/1/24	100,000	100,526
OneBeacon US Holdings 4.60% 11/9/22	100,000	102,492
PartnerRe Finance B 5.50% 6/1/20	100,000	112,530
Primerica 4.75% 7/15/22	100,000	108,569
Principal Financial Group
1.85% 11/15/17	250,000	250,271
8.875% 5/15/19	100,000	127,080

LVIP SSgA Bond Index Fund–28

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Insurance (continued)
ProAssurance 5.30% 11/15/23	100,000	$108,077
Progressive
3.75% 8/23/21	100,000	105,734
4.35% 4/25/44	250,000	252,949
Protective Life
7.375% 10/15/19	50,000	61,209
8.45% 10/15/39	25,000	37,579
Prudential Financial
2.30% 8/15/18	250,000	252,340
5.10% 8/15/43	250,000	264,912
•5.20% 3/15/44	100,000	101,063
5.50% 3/15/16	200,000	213,144
5.70% 12/14/36	50,000	57,678
•5.875% 9/15/42	250,000	266,250
5.90% 3/17/36	250,000	293,670
6.625% 12/1/37	400,000	505,015
6.625% 6/21/40	200,000	256,945
Reinsurance Group of America
4.70% 9/15/23	150,000	160,128
6.45% 11/15/19	90,000	105,437
Swiss Re Solutions Holding
7.00% 2/15/26	100,000	126,051
Symetra Financial 4.25% 7/15/24	50,000	50,346
Torchmark
6.375% 6/15/16	100,000	108,691
9.25% 6/15/19	25,000	32,125
TransAtlantic Holdings 8.00% 11/30/39	100,000	139,200
Travelers
3.90% 11/1/20	100,000	107,168
4.60% 8/1/43	250,000	263,200
5.80% 5/15/18	250,000	283,983
5.90% 6/2/19	100,000	116,057
6.25% 6/15/37	100,000	128,778
6.75% 6/20/36	100,000	136,123
Trinity Acquisition 6.125% 8/15/43	100,000	111,020
Unum Group 7.125% 9/30/16	200,000	223,494
Willis Group Holdings 4.125% 3/15/16	150,000	155,856
XL Group 5.75% 10/1/21	100,000	116,018
XLIT
2.30% 12/15/18	100,000	100,011
5.25% 12/15/43	200,000	221,647

		22,698,225

Internet & Catalog Retail–0.05%
Amazon.com 1.20% 11/29/17	800,000	792,167
Expedia
4.50% 8/15/24	200,000	198,611
5.95% 8/15/20	100,000	112,741

		1,103,519

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Internet Software & Services–0.07%
Baidu
3.25% 8/6/18	200,000	$206,289
3.50% 11/28/22	200,000	195,187
eBay
1.625% 10/15/15	100,000	101,188
2.60% 7/15/22	250,000	236,207
2.875% 8/1/21	350,000	343,127
3.25% 10/15/20	100,000	102,508
Google
2.125% 5/19/16	200,000	204,907
3.375% 2/25/24	200,000	204,567
3.625% 5/19/21	100,000	106,445

		1,700,425

IT Services–0.21%
Broadridge Financial Solutions
3.95% 9/1/20	100,000	104,191
Computer Sciences 6.50% 3/15/18	150,000	161,250
Fidelity National Information Services
2.00% 4/15/18	43,000	42,771
3.50% 4/15/23	311,000	307,091
3.875% 6/5/24	100,000	100,093
Fiserv
3.125% 6/15/16	100,000	103,387
3.50% 10/1/22	150,000	150,786
4.625% 10/1/20	100,000	108,126
HP Enterprise Services 7.45% 10/15/29.	25,000	31,017
International Business Machines
0.45% 5/6/16	150,000	149,631
1.25% 2/6/17	350,000	351,381
1.25% 2/8/18	250,000	247,903
1.625% 5/15/20	150,000	143,864
1.875% 8/1/22	100,000	91,985
1.95% 7/22/16	300,000	306,337
1.95% 2/12/19	200,000	199,725
2.00% 1/5/16	100,000	101,777
2.90% 11/1/21	150,000	151,699
4.00% 6/20/42	200,000	192,235
5.60% 11/30/39	210,000	252,466
5.70% 9/14/17	300,000	336,386
5.875% 11/29/32	120,000	149,207
7.625% 10/15/18	300,000	364,387
SAIC
4.45% 12/1/20	100,000	102,022
5.95% 12/1/40	100,000	100,465
Total System Services 3.75% 6/1/23	125,000	122,658
Western Union
2.875% 12/10/17	150,000	154,551
3.65% 8/22/18	100,000	104,250
5.253% 4/1/20	107,000	117,069

		4,848,710

LVIP SSgA Bond Index Fund–29

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Leisure Equipment & Products–0.02%
Hasbro
3.15% 5/15/21	75,000	$75,117
5.10% 5/15/44	65,000	67,733
6.35% 3/15/40	65,000	77,987
Mattel
2.35% 5/6/19	200,000	199,152
6.20% 10/1/40	100,000	118,841

		538,830

Life Sciences Tools & Services–0.07%
Agilent Technologies
3.875% 7/15/23	150,000	150,462
5.00% 7/15/20	100,000	108,900
Life Technologies 6.00% 3/1/20	150,000	173,348
Thermo Fisher Scientific
3.20% 3/1/16	140,000	144,572
3.60% 8/15/21	100,000	103,140
4.15% 2/1/24	500,000	518,680
4.50% 3/1/21	240,000	261,832
4.70% 5/1/20	100,000	107,940

		1,568,874

Machinery–0.28%
Caterpillar
1.50% 6/26/17	100,000	100,685
2.60% 6/26/22	50,000	48,923
3.803% 8/15/42	168,000	156,469
3.90% 5/27/21	150,000	160,765
4.75% 5/15/64	50,000	52,165
5.70% 8/15/16	125,000	136,512
6.05% 8/15/36	200,000	252,278
7.90% 12/15/18	100,000	122,907
Caterpillar Financial Services
1.00% 11/25/16	500,000	501,161
Cooper US 6.10% 7/1/17	100,000	111,221
Crane 4.45% 12/15/23	100,000	105,025
Cummins
3.65% 10/1/23	139,000	144,573
4.875% 10/1/43	64,000	71,491
Deere
2.60% 6/8/22	100,000	97,253
3.90% 6/9/42	150,000	143,162
4.375% 10/16/19	350,000	385,522
5.375% 10/16/29	100,000	118,510
Dover
4.30% 3/1/21	100,000	109,465
4.875% 10/15/15	50,000	52,309
5.375% 3/1/41	100,000	119,283
6.60% 3/15/38	25,000	33,761
Eaton
0.95% 11/2/15	150,000	150,516

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Machinery (continued)
Eaton (continued)
1.50% 11/2/17	200,000	$199,288
2.75% 11/2/22	250,000	241,473
4.15% 11/2/42	150,000	143,537
6.95% 3/20/19	50,000	58,438
Flowserve 4.00% 11/15/23	64,000	65,039
Illinois Tool Works
1.95% 3/1/19	300,000	298,464
3.375% 9/15/21	60,000	62,410
3.90% 9/1/42	150,000	143,414
4.875% 9/15/41	100,000	110,051
6.25% 4/1/19	100,000	116,893
Ingersoll-Rand Global Holding
4.25% 6/15/23	250,000	262,649
5.75% 6/15/43	100,000	118,589
6.875% 8/15/18	250,000	293,047
Joy Global 5.125% 10/15/21	80,000	87,299
Kennametal 2.65% 11/1/19	150,000	150,371
Parker Hannifin 6.25% 5/15/38	50,000	65,265
Pentair Finance 5.00% 5/15/21	200,000	220,337
Snap-on 6.125% 9/1/21	50,000	58,306
Stanley Black & Decker
2.90% 11/1/22	150,000	146,788
5.20% 9/1/40	100,000	113,143
•5.75% 12/15/53	100,000	108,750
#Timken 144A 3.875% 9/1/24	70,000	69,045
Valmont Industries 5.25% 10/1/54	150,000	147,065
Wabtec 4.375% 8/15/23	100,000	104,320
Xylem 3.55% 9/20/16	100,000	104,733

		6,662,670

Media–1.08%
#21st Century Fox America 144A 4.75% 9/15/44	60,000	60,482
CBS
2.30% 8/15/19	200,000	197,516
3.375% 3/1/22	100,000	100,299
4.85% 7/1/42	150,000	148,092
4.90% 8/15/44	125,000	124,041
7.875% 7/30/30	200,000	271,695
CC Holdings GS V
2.381% 12/15/17	100,000	101,240
3.849% 4/15/23	150,000	147,811
Comcast
3.125% 7/15/22	100,000	100,771
3.375% 2/15/25	125,000	123,564
4.20% 8/15/34	83,000	82,562
4.25% 1/15/33	200,000	203,070
4.65% 7/15/42	24,000	24,880
4.75% 3/1/44	350,000	370,736
5.15% 3/1/20	300,000	340,436

LVIP SSgA Bond Index Fund–30

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Comcast (continued)
5.70% 5/15/18	200,000	$227,308
5.70% 7/1/19	200,000	231,316
5.90% 3/15/16	150,000	161,226
6.40% 5/15/38	250,000	319,963
6.45% 3/15/37	200,000	256,445
6.50% 1/15/17	200,000	224,095
6.50% 11/15/35	200,000	261,003
6.95% 8/15/37	250,000	336,055
7.05% 3/15/33	500,000	672,411
DIRECTV Holdings
1.75% 1/15/18	75,000	74,697
3.125% 2/15/16	100,000	102,935
3.50% 3/1/16	200,000	207,051
3.80% 3/15/22	200,000	203,602
4.45% 4/1/24	300,000	313,041
4.60% 2/15/21	300,000	326,482
5.00% 3/1/21	200,000	221,778
5.15% 3/15/42	150,000	152,229
5.20% 3/15/20	65,000	72,883
5.875% 10/1/19	40,000	45,891
6.00% 8/15/40	200,000	225,401
6.35% 3/15/40	50,000	58,461
Discovery Communications
3.30% 5/15/22	150,000	149,169
4.375% 6/15/21	100,000	107,514
4.875% 4/1/43	100,000	99,327
5.05% 6/1/20	200,000	222,062
5.625% 8/15/19	200,000	229,501
6.35% 6/1/40	150,000	180,832
Disney (Walt)
0.875% 5/30/17	150,000	148,811
1.125% 2/15/17	250,000	250,327
1.35% 8/16/16	200,000	202,412
2.35% 12/1/22	300,000	288,445
3.70% 12/1/42	150,000	140,762
3.75% 6/1/21	200,000	213,817
4.125% 12/1/41	100,000	100,908
4.125% 6/1/44	83,000	83,220
6.00% 7/17/17	150,000	170,017
Grupo Televisa
6.625% 1/15/40	100,000	121,359
8.50% 3/11/32	200,000	274,942
Historic TW
6.625% 5/15/29	300,000	373,500
6.875% 6/15/18	400,000	467,591
Interpublic Group
2.25% 11/15/17	150,000	150,702
4.00% 3/15/22	70,000	71,206
McGraw-Hill Financial 6.55% 11/15/37	100,000	104,271
NBCUniversal Media
2.875% 1/15/23	575,000	565,069

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
NBCUniversal Media (continued)
4.375% 4/1/21	200,000	$218,180
4.45% 1/15/43	675,000	679,391
5.15% 4/30/20	270,000	306,928
5.95% 4/1/41	200,000	245,008
News America
3.00% 9/15/22	350,000	340,606
4.50% 2/15/21	150,000	163,194
5.65% 8/15/20	300,000	343,674
6.15% 3/1/37	30,000	35,803
6.15% 2/15/41	450,000	535,801
6.40% 12/15/35	300,000	373,112
6.65% 11/15/37	175,000	220,072
6.90% 8/15/39	100,000	128,919
News America Holdings 8.15% 10/17/36	100,000	141,285
Omnicom Group
3.625% 5/1/22	200,000	203,277
4.45% 8/15/20	35,000	37,646
6.25% 7/15/19	250,000	291,849
Reed Elsevier Capital 8.625% 1/15/19	100,000	124,760
Thomson Reuters
0.875% 5/23/16	100,000	99,877
1.30% 2/23/17	107,000	106,877
4.30% 11/23/23	200,000	209,182
4.70% 10/15/19	100,000	109,447
6.50% 7/15/18	150,000	173,091
Time Warner
3.55% 6/1/24	200,000	197,530
4.70% 1/15/21	100,000	109,589
4.75% 3/29/21	150,000	163,684
4.875% 3/15/20	200,000	220,936
4.90% 6/15/42	200,000	200,615
5.875% 11/15/16	150,000	164,668
6.10% 7/15/40	100,000	116,329
6.25% 3/29/41	300,000	355,013
6.50% 11/15/36	100,000	120,700
7.625% 4/15/31	325,000	439,821
7.70% 5/1/32	330,000	455,377
Time Warner Cable
4.00% 9/1/21	500,000	526,903
5.00% 2/1/20	145,000	161,321
5.50% 9/1/41	100,000	112,983
5.85% 5/1/17	500,000	554,535
5.875% 11/15/40	100,000	118,083
6.55% 5/1/37	200,000	253,119
6.75% 7/1/18	300,000	349,111
6.75% 6/15/39	200,000	257,810
7.30% 7/1/38	150,000	204,649
8.25% 4/1/19	250,000	311,670
8.75% 2/14/19	200,000	251,999
Time Warner Entertainment
8.375% 3/15/23	250,000	333,223

LVIP SSgA Bond Index Fund–31

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Media (continued)
Time Warner Entertainment (continued)
8.375% 7/15/33	200,000	$296,248
Viacom
2.50% 9/1/18	120,000	121,621
3.125% 6/15/22	50,000	49,131
3.25% 3/15/23	250,000	244,871
3.50% 4/1/17	100,000	104,982
3.875% 4/1/24	200,000	199,562
4.375% 3/15/43	477,000	440,897
5.625% 9/15/19	200,000	227,825
5.85% 9/1/43	150,000	167,282
6.875% 4/30/36	125,000	157,081
WPP Finance 2010
4.75% 11/21/21	100,000	109,260
5.625% 11/15/43	250,000	272,629

		25,266,268

Metals & Mining–0.59%
Allegheny Technologies
5.875% 8/15/23	100,000	105,471
5.95% 1/15/21	50,000	53,975
9.375% 6/1/19	100,000	122,192
Barrick Gold
3.85% 4/1/22	250,000	240,879
4.10% 5/1/23	200,000	192,522
5.25% 4/1/42	300,000	276,333
6.95% 4/1/19	100,000	116,251
Barrick North America Finance
4.40% 5/30/21	200,000	202,841
5.70% 5/30/41	100,000	96,940
5.75% 5/1/43	150,000	148,969
7.50% 9/15/38	25,000	29,735
Barrick PD Australia Finance 5.95% 10/15/39	100,000	100,920
BHP Billiton Finance USA
1.625% 2/24/17	350,000	353,754
1.875% 11/21/16	250,000	255,223
3.25% 11/21/21	250,000	255,551
3.85% 9/30/23	200,000	208,296
4.125% 2/24/42	125,000	120,148
5.00% 9/30/43	500,000	550,694
5.25% 12/15/15	100,000	105,613
5.40% 3/29/17	100,000	110,064
6.50% 4/1/19	150,000	177,426
Freeport-McMoRan Copper & Gold
2.15% 3/1/17	100,000	101,763
2.375% 3/15/18	400,000	401,346
3.10% 3/15/20	775,000	769,883
3.55% 3/1/22	300,000	293,427
3.875% 3/15/23	225,000	222,316
5.45% 3/15/43	225,000	230,244

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Goldcorp
2.125% 3/15/18	100,000	$99,817
3.70% 3/15/23	200,000	196,395
#Kinross Gold 144A 5.95% 3/15/24	139,000	141,636
Newmont Mining
3.50% 3/15/22	150,000	139,215
4.875% 3/15/42	150,000	126,904
5.125% 10/1/19	180,000	195,678
6.25% 10/1/39	100,000	98,889
Nucor
4.00% 8/1/23	139,000	142,629
4.125% 9/15/22	100,000	105,491
5.20% 8/1/43	100,000	105,366
5.75% 12/1/17	50,000	56,076
5.85% 6/1/18	100,000	113,431
Reliance Steel & Aluminum 4.50% 4/15/23	150,000	154,471
Rio Tinto Alcan 6.125% 12/15/33	150,000	180,473
Rio Tinto Finance USA
1.375% 6/17/16	300,000	301,908
1.625% 8/21/17	250,000	251,521
1.875% 11/2/15	200,000	202,726
2.25% 12/14/18	150,000	150,760
2.50% 5/20/16	100,000	102,637
2.875% 8/21/22	250,000	241,443
3.50% 11/2/20	250,000	259,341
3.75% 9/20/21	150,000	155,846
4.125% 5/20/21	200,000	214,267
4.125% 8/21/42	150,000	139,774
5.20% 11/2/40	100,000	107,323
6.50% 7/15/18	250,000	289,668
7.125% 7/15/28	75,000	96,284
9.00% 5/1/19	100,000	128,183
Southern Copper
3.50% 11/8/22	89,000	86,199
5.25% 11/8/42	150,000	142,479
5.375% 4/16/20	125,000	137,509
6.75% 4/16/40	110,000	123,385
7.50% 7/27/35	200,000	240,454
Teck Resources
2.50% 2/1/18	250,000	250,529
4.50% 1/15/21	100,000	104,086
4.75% 1/15/22	104,000	107,072
5.20% 3/1/42	250,000	229,227
6.00% 8/15/40	100,000	100,923
6.25% 7/15/41	201,000	204,953
Vale 5.625% 9/11/42	150,000	147,513
Vale Overseas
4.375% 1/11/22	250,000	253,083
4.625% 9/15/20	100,000	105,441
5.625% 9/15/19	300,000	336,502

LVIP SSgA Bond Index Fund–32

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Metals & Mining (continued)
Vale Overseas (continued)
6.25% 1/11/16	100,000	$106,423
6.25% 1/23/17	250,000	275,719
6.875% 11/21/36	350,000	396,375
6.875% 11/10/39	170,000	193,856
#Yamana Gold 144A 4.95% 7/15/24	50,000	49,869

		13,932,525

Multiline Retail–0.17%
Dollar General 3.25% 4/15/23	200,000	178,984
Family Dollar Stores 5.00% 2/1/21	100,000	103,933
Kohl’s
4.00% 11/1/21	200,000	208,215
4.75% 12/15/23	150,000	159,404
6.00% 1/15/33	100,000	109,804
6.25% 12/15/17	50,000	56,743
Macy’s Retail Holdings
2.875% 2/15/23	100,000	95,619
3.625% 6/1/24	150,000	148,692
4.375% 9/1/23	90,000	95,132
5.125% 1/15/42	100,000	104,721
5.90% 12/1/16	107,000	117,707
6.70% 7/15/34	150,000	190,788
6.90% 4/1/29	150,000	190,008
Nordstrom
4.75% 5/1/20	100,000	110,324
5.00% 1/15/44	281,000	305,486
Target
2.30% 6/26/19	200,000	200,517
2.90% 1/15/22	300,000	297,406
3.875% 7/15/20	100,000	107,184
4.00% 7/1/42	150,000	139,768
5.875% 7/15/16	100,000	109,113
6.00% 1/15/18	250,000	284,709
6.35% 11/1/32	100,000	127,447
6.50% 10/15/37	200,000	258,385
7.00% 1/15/38	200,000	268,166

		3,968,255

Multi-Utilities–0.26%
American Water Capital
3.85% 3/1/24	250,000	260,338
4.30% 12/1/42	100,000	99,685
6.085% 10/15/17	100,000	112,293
Avista
5.125% 4/1/22	30,000	34,245
5.95% 6/1/18	100,000	113,708
Consolidated Edison New York
3.95% 3/1/43	150,000	142,514
4.45% 3/15/44	200,000	204,165
5.375% 12/15/15	100,000	105,831

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Multi-Utilities (continued)
Consolidated Edison New York (continued)
5.50% 12/1/39	250,000	$296,147
5.85% 3/15/36	100,000	122,223
6.30% 8/15/37	20,000	25,684
6.65% 4/1/19	200,000	238,069
6.75% 4/1/38	25,000	33,643
7.125% 12/1/18	200,000	238,973
Dominion Resources
2.75% 9/15/22	250,000	242,622
4.45% 3/15/21	100,000	108,519
4.90% 8/1/41	60,000	63,916
5.20% 8/15/19	80,000	90,522
5.95% 6/15/35	25,000	30,346
6.40% 6/15/18	76,000	87,505
8.875% 1/15/19	100,000	125,953
DTE Electric
3.50% 6/1/24	100,000	100,545
3.65% 3/15/24	250,000	259,051
6.35% 6/1/16	50,000	54,301
KeySpan 8.00% 11/15/30	25,000	34,695
National Grid 6.30% 8/1/16	50,000	54,813
NiSource Finance
3.85% 2/15/23	50,000	51,360
4.80% 2/15/44	100,000	102,137
5.25% 2/15/43	59,000	63,824
5.45% 9/15/20	125,000	140,949
5.80% 2/1/42	100,000	116,174
6.125% 3/1/22	100,000	117,267
6.40% 3/15/18	300,000	342,679
Puget Energy 6.00% 9/1/21	200,000	232,900
Puget Sound Energy
4.434% 11/15/41	100,000	106,534
5.638% 4/15/41	80,000	98,605
5.764% 7/15/40	50,000	62,614
5.795% 3/15/40	100,000	124,985
San Diego Gas & Electric
3.00% 8/15/21	175,000	179,166
3.60% 9/1/23	200,000	209,115
6.00% 6/1/39	110,000	141,642
SCANA 6.25% 4/1/20	100,000	115,280
Sempra Energy
2.875% 10/1/22	150,000	146,556
6.00% 10/15/39	125,000	155,842
6.15% 6/15/18	25,000	28,583
6.50% 6/1/16	230,000	251,058
United Utilities 5.375% 2/1/19	100,000	109,807

		6,177,383

Office Electronics–0.05%
Pitney Bowes 4.625% 3/15/24	200,000	203,109
Xerox
2.80% 5/15/20	250,000	246,830

LVIP SSgA Bond Index Fund–33

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Office Electronics (continued)
Xerox (continued)
4.50% 5/15/21	345,000	$369,464
6.35% 5/15/18	250,000	285,892
6.40% 3/15/16	100,000	107,791

		1,213,086

Oil, Gas & Consumable Fuels–2.56%
Anadarko Finance 7.50% 5/1/31	250,000	339,473
Anadarko Petroleum
5.95% 9/15/16	200,000	218,263
6.375% 9/15/17	300,000	340,288
6.45% 9/15/36	250,000	305,622
7.95% 6/15/39	200,000	284,260
8.70% 3/15/19	200,000	251,786
Apache
1.75% 4/15/17	50,000	50,398
3.25% 4/15/22	73,000	73,271
4.25% 1/15/44	100,000	93,039
4.75% 4/15/43	200,000	200,646
5.10% 9/1/40	350,000	371,968
5.25% 2/1/42	100,000	107,294
5.625% 1/15/17	200,000	219,020
6.00% 1/15/37	50,000	59,152
Boardwalk Pipelines
3.375% 2/1/23	100,000	93,227
5.75% 9/15/19	100,000	109,236
Buckeye Partners
4.875% 2/1/21	260,000	278,100
5.50% 8/15/19	50,000	55,558
Burlington Resources Finance 7.20% 8/15/31	100,000	138,007
Canadian Natural Resources
3.80% 4/15/24	43,000	43,626
5.70% 5/15/17	250,000	276,575
5.85% 2/1/35	200,000	234,843
5.90% 2/1/18	100,000	112,792
6.25% 3/15/38	150,000	183,820
Cenovus Energy
3.80% 9/15/23	250,000	255,856
4.45% 9/15/42	100,000	97,973
5.70% 10/15/19	100,000	114,776
6.75% 11/15/39	200,000	255,196
Chevron
1.104% 12/5/17	300,000	297,356
1.718% 6/24/18	500,000	500,615
2.355% 12/5/22	500,000	477,023
3.191% 6/24/23	250,000	252,189
4.95% 3/3/19	100,000	111,857
CNOOC Finance 2013
3.00% 5/9/23	250,000	232,738
4.25% 5/9/43	1,000,000	941,691

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips
1.05% 12/15/17	250,000	$246,738
2.40% 12/15/22	450,000	431,356
5.75% 2/1/19	425,000	485,379
5.90% 5/15/38	150,000	186,938
6.00% 1/15/20	200,000	235,571
6.50% 2/1/39	380,000	499,166
ConocoPhillips Canada Funding I
5.625% 10/15/16	100,000	109,863
ConocoPhillips Holding 6.95% 4/15/29	200,000	267,641
Continental Resources
3.80% 6/1/24	135,000	132,499
4.50% 4/15/23	400,000	415,058
4.90% 6/1/44	100,000	97,862
DCP Midstream Operating
2.70% 4/1/19	135,000	135,473
4.95% 4/1/22	100,000	108,985
5.60% 4/1/44	150,000	165,559
Devon Energy
1.875% 5/15/17	100,000	100,981
3.25% 5/15/22	250,000	248,612
4.00% 7/15/21	100,000	105,754
4.75% 5/15/42	100,000	99,855
5.60% 7/15/41	300,000	335,644
6.30% 1/15/19	100,000	115,768
7.95% 4/15/32	100,000	141,770
Devon Financing 7.875% 9/30/31	200,000	280,195
Ecopetrol
4.125% 1/16/25	500,000	485,000
5.875% 9/18/23	200,000	221,250
5.875% 5/28/45	155,000	157,713
7.625% 7/23/19	200,000	238,440
El Paso Natural Gas
5.95% 4/15/17	100,000	110,657
8.375% 6/15/32	100,000	132,695
El Paso Pipeline Partners Operating 5.00% 10/1/21	250,000	270,228
Enable Midstream Partners
#144A 3.90% 5/15/24	200,000	199,315
#144A 5.00% 5/15/44	70,000	70,547
Enbridge
3.50% 6/10/24	100,000	98,598
4.00% 10/1/23	150,000	155,594
4.50% 6/10/44	100,000	97,762
5.60% 4/1/17	100,000	109,979
Enbridge Energy Partners
5.20% 3/15/20	100,000	111,341
6.50% 4/15/18	50,000	57,265
7.50% 4/15/38	300,000	399,057
9.875% 3/1/19	50,000	64,840
EnCana
5.90% 12/1/17	50,000	56,158

LVIP SSgA Bond Index Fund–34

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
EnCana (continued)
6.50% 5/15/19	300,000	$351,678
6.50% 2/1/38	100,000	123,385
6.625% 8/15/37	250,000	313,747
7.20% 11/1/31	50,000	64,708
Energy Transfer Partners
3.60% 2/1/23	100,000	97,513
4.15% 10/1/20	150,000	155,964
5.20% 2/1/22	250,000	268,447
5.95% 10/1/43	125,000	134,480
6.50% 2/1/42	150,000	171,378
7.50% 7/1/38	200,000	255,514
7.60% 2/1/24	150,000	184,114
EnLink Midstream Partners
4.40% 4/1/24	150,000	155,983
5.60% 4/1/44	100,000	109,800
Enterprise Products Operating
3.20% 2/1/16	100,000	103,260
3.35% 3/15/23	350,000	345,105
3.90% 2/15/24	200,000	203,338
4.05% 2/15/22	100,000	105,753
4.45% 2/15/43	125,000	121,093
4.85% 8/15/42	200,000	206,173
4.85% 3/15/44	125,000	127,465
5.20% 9/1/20	100,000	112,433
5.25% 1/31/20	100,000	112,959
5.70% 2/15/42	150,000	170,956
5.75% 3/1/35	250,000	290,363
5.95% 2/1/41	100,000	119,457
6.125% 10/15/39	50,000	60,511
6.30% 9/15/17	100,000	113,493
6.50% 1/31/19	100,000	117,263
7.55% 4/15/38	100,000	137,133
EOG Resources
2.50% 2/1/16	250,000	256,014
2.625% 3/15/23	150,000	143,412
4.40% 6/1/20	150,000	163,702
6.875% 10/1/18	25,000	29,593
EQT
4.875% 11/15/21	100,000	109,431
8.125% 6/1/19	75,000	91,955
EQT Midstream Partners 4.00% 8/1/24	55,000	54,325
Exxon Mobil 1.819% 3/15/19	500,000	500,364
Hess
5.60% 2/15/41	200,000	226,077
7.125% 3/15/33	100,000	133,891
7.30% 8/15/31	250,000	334,441
8.125% 2/15/19	285,000	351,662
Husky Energy
3.95% 4/15/22	150,000	155,716
4.00% 4/15/24	50,000	51,386
7.25% 12/15/19	125,000	152,394

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Kerr-McGee 6.95% 7/1/24	100,000	$126,072
Kinder Morgan Energy Partners
2.65% 2/1/19	300,000	299,411
3.50% 3/1/21	120,000	120,575
3.50% 9/1/23	100,000	95,141
3.95% 9/1/22	100,000	99,441
5.00% 3/1/43	250,000	231,985
5.30% 9/15/20	250,000	275,444
5.80% 3/15/35	150,000	158,150
5.95% 2/15/18	50,000	55,966
6.50% 9/1/39	100,000	111,872
6.55% 9/15/40	200,000	230,998
7.75% 3/15/32	200,000	251,652
Magellan Midstream Partners
4.25% 2/1/21	150,000	162,502
6.55% 7/15/19	50,000	58,810
Marathon Oil
0.90% 11/1/15	150,000	150,100
2.80% 11/1/22	125,000	119,844
5.90% 3/15/18	200,000	226,312
6.60% 10/1/37	100,000	126,383
Marathon Petroleum
3.50% 3/1/16	255,000	263,888
3.625% 9/15/24	250,000	245,221
5.125% 3/1/21	135,000	150,591
6.50% 3/1/41	145,000	172,979
Murphy Oil 2.50% 12/1/17	500,000	508,249
Nexen
6.20% 7/30/19	130,000	151,005
6.40% 5/15/37	150,000	183,381
7.50% 7/30/39	200,000	276,760
Noble Energy
4.15% 12/15/21	100,000	106,176
5.25% 11/15/43	250,000	264,721
6.00% 3/1/41	135,000	156,216
8.25% 3/1/19	100,000	123,763
Noble Holding International
2.50% 3/15/17	100,000	101,866
3.95% 3/15/22	100,000	97,552
6.20% 8/1/40	125,000	129,435
Northwest Pipeline 6.05% 6/15/18	300,000	339,870
Occidental Petroleum
1.50% 2/15/18	100,000	99,264
1.75% 2/15/17	250,000	253,322
2.50% 2/1/16	200,000	204,487
2.70% 2/15/23	200,000	192,310
3.125% 2/15/22	150,000	151,263
4.10% 2/1/21	100,000	108,043
4.125% 6/1/16	150,000	158,225
ONEOK Partners
3.20% 9/15/18	100,000	103,739

LVIP SSgA Bond Index Fund–35

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners (continued)
3.375% 10/1/22	150,000	$146,523
6.125% 2/1/41	100,000	114,131
6.15% 10/1/16	50,000	54,869
6.20% 9/15/43	178,000	206,280
6.65% 10/1/36	100,000	119,471
8.625% 3/1/19	100,000	124,608
Pemex Project Funding Master Trust 6.625% 6/15/35	250,000	291,375
Petrobras Global Finance
2.00% 5/20/16	200,000	200,490
3.00% 1/15/19	500,000	488,255
3.25% 3/17/17	700,000	710,129
4.375% 5/20/23	350,000	328,835
5.625% 5/20/43	225,000	200,422
Petrobras International Finance
3.50% 2/6/17	600,000	611,928
3.875% 1/27/16	500,000	513,000
5.375% 1/27/21	700,000	711,074
5.75% 1/20/20	200,000	210,942
5.875% 3/1/18	200,000	216,400
6.875% 1/20/40	450,000	469,278
7.875% 3/15/19	400,000	460,632
Petro-Canada
5.95% 5/15/35	200,000	239,012
6.80% 5/15/38	100,000	131,844
9.25% 10/15/21	50,000	68,037
Petroleos Mexicanos
#144A 3.125% 1/23/19	80,000	82,200
3.50% 7/18/18	200,000	207,900
3.50% 1/30/23	800,000	768,400
4.875% 1/24/22	250,000	266,250
4.875% 1/18/24	500,000	525,750
5.50% 1/21/21	400,000	442,200
6.00% 3/5/20	260,000	297,050
#144A 6.375% 1/23/45	109,000	123,530
6.50% 6/2/41	800,000	929,360
8.00% 5/3/19	550,000	670,725
Phillips 66
2.95% 5/1/17	450,000	467,843
5.875% 5/1/42	250,000	297,347
Pioneer Natural Resources
3.95% 7/15/22	100,000	101,545
Plains All American Pipeline
4.30% 1/31/43	100,000	94,980
4.70% 6/15/44	200,000	198,891
5.15% 6/1/42	200,000	214,061
5.75% 1/15/20	100,000	114,997
6.65% 1/15/37	125,000	156,639
8.75% 5/1/19	150,000	190,132
Plains Exploration & Production 6.875% 2/15/23	196,000	222,950

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Shell International Finance
0.625% 12/4/15	250,000	$250,213
0.90% 11/15/16	200,000	200,333
1.125% 8/21/17	500,000	497,829
2.00% 11/15/18	300,000	302,646
2.375% 8/21/22	250,000	241,273
3.40% 8/12/23	650,000	661,814
4.30% 9/22/19	200,000	219,837
4.375% 3/25/20	75,000	82,820
4.55% 8/12/43	100,000	106,179
5.50% 3/25/40	100,000	120,942
6.375% 12/15/38	300,000	394,716
Southwestern Energy 4.10% 3/15/22	200,000	205,522
Spectra Energy Capital
2.95% 6/15/16	100,000	103,231
2.95% 9/25/18	350,000	361,121
5.65% 3/1/20	100,000	111,849
7.50% 9/15/38	350,000	449,276
Statoil
1.15% 5/15/18	250,000	244,998
2.45% 1/17/23	200,000	191,225
2.65% 1/15/24	100,000	95,900
3.15% 1/23/22	200,000	203,757
3.70% 3/1/24	600,000	623,072
3.95% 5/15/43	250,000	239,271
4.80% 11/8/43	150,000	163,189
5.10% 8/17/40	200,000	224,850
5.25% 4/15/19	250,000	281,905
7.15% 1/15/29	25,000	34,055
Suncor Energy
6.10% 6/1/18	150,000	171,586
6.50% 6/15/38	250,000	319,412
6.85% 6/1/39	100,000	132,805
7.15% 2/1/32	25,000	34,279
Sunoco Logistics Partners Operations
3.45% 1/15/23	200,000	194,325
5.30% 4/1/44	200,000	204,821
6.85% 2/15/40	100,000	121,812
Talisman Energy
3.75% 2/1/21	250,000	253,046
7.75% 6/1/19	125,000	151,776
Tennessee Gas Pipeline
7.50% 4/1/17	400,000	457,619
7.625% 4/1/37	150,000	193,816
Tosco 8.125% 2/15/30	100,000	146,505
Total Capital
2.30% 3/15/16	100,000	102,513
3.125% 10/2/15	100,000	102,667
4.125% 1/28/21	100,000	108,632
4.45% 6/24/20	100,000	110,305
Total Capital Canada
1.45% 1/15/18	200,000	198,897

LVIP SSgA Bond Index Fund–36

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels (continued)
Total Capital Canada (continued)
2.75% 7/15/23	300,000	$291,009
Total Capital International
1.00% 8/12/16	200,000	200,994
1.00% 1/10/17	500,000	498,343
1.55% 6/28/17	150,000	151,170
2.10% 6/19/19	300,000	299,464
2.70% 1/25/23	200,000	194,133
2.875% 2/17/22	200,000	199,366
3.70% 1/15/24	100,000	102,747
TransCanada PipeLines
0.75% 1/15/16	200,000	199,954
2.50% 8/1/22	150,000	142,448
3.75% 10/16/23	150,000	152,616
3.80% 10/1/20	100,000	105,503
4.625% 3/1/34	200,000	205,848
6.10% 6/1/40	100,000	120,243
•6.35% 5/15/67	150,000	155,250
6.50% 8/15/18	200,000	231,994
7.25% 8/15/38	100,000	135,826
7.625% 1/15/39	250,000	352,932
Transcontinental Gas Pipe Line 4.45% 8/1/42	100,000	97,207
Valero Energy
6.125% 2/1/20	65,000	75,467
6.625% 6/15/37	300,000	359,293
7.50% 4/15/32	100,000	128,562
9.375% 3/15/19	200,000	257,432
Western Gas Partners
4.00% 7/1/22	150,000	153,693
5.45% 4/1/44	100,000	110,528
Williams
3.70% 1/15/23	139,000	131,533
4.55% 6/24/24	250,000	247,799
5.75% 6/24/44	100,000	98,600
8.75% 3/15/32	109,000	138,662
Williams Partners
3.90% 1/15/25	125,000	124,334
4.00% 11/15/21	100,000	103,615
4.30% 3/4/24	195,000	199,275
5.25% 3/15/20	200,000	222,352
6.30% 4/15/40	170,000	200,185
XTO Energy 6.50% 12/15/18	100,000	118,485

		60,105,239

Paper & Forest Products–0.10%
Celulosa Arauco y Constitucion
#144A 4.50% 8/1/24	200,000	195,695
5.00% 1/21/21	100,000	103,343
Domtar
4.40% 4/1/22	100,000	101,976
6.75% 2/15/44	100,000	109,357

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Paper & Forest Products (continued)
Georgia-Pacific 8.00% 1/15/24	250,000	$335,363
International Paper
4.75% 2/15/22	200,000	215,854
4.80% 6/15/44	200,000	194,458
6.00% 11/15/41	135,000	154,104
7.30% 11/15/39	100,000	129,099
7.50% 8/15/21	80,000	99,473
7.95% 6/15/18	300,000	358,445
9.375% 5/15/19	100,000	130,338
Plum Creek Timberlands 4.70% 3/15/21	100,000	108,782
Westvaco 8.20% 1/15/30	150,000	197,235

		2,433,522

Personal Products–0.05%
Avon Products
5.00% 3/15/23	100,000	98,023
6.50% 3/1/19	100,000	107,718
Colgate-Palmolive
0.90% 5/1/18	100,000	97,789
1.30% 1/15/17	200,000	201,356
1.50% 11/1/18	250,000	247,579
1.75% 3/15/19	344,000	341,269
2.30% 5/3/22	100,000	96,685

		1,190,419

Pharmaceuticals–0.86%
Abbott Laboratories
5.125% 4/1/19	478,000	536,645
5.30% 5/27/40	250,000	296,027
6.00% 4/1/39	50,000	63,965
6.15% 11/30/37	50,000	64,881
AbbVie
1.20% 11/6/15	400,000	401,614
1.75% 11/6/17	750,000	748,003
2.90% 11/6/22	500,000	478,913
4.40% 11/6/42	300,000	282,945
Actavis Funding SCS
#144A 2.45% 6/15/19	210,000	204,408
#144A 4.85% 6/15/44	650,000	612,998
Allergan
1.35% 3/15/18	50,000	48,566
5.75% 4/1/16	100,000	106,715
AstraZeneca
4.00% 9/18/42	150,000	141,340
5.90% 9/15/17	350,000	394,287
6.45% 9/15/37	450,000	585,599
Bristol-Myers Squibb
1.75% 3/1/19	200,000	197,589
2.00% 8/1/22	100,000	92,983
3.25% 8/1/42	100,000	84,068
5.875% 11/15/36	195,000	242,418
6.125% 5/1/38	103,000	131,232

LVIP SSgA Bond Index Fund–37

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
GlaxoSmithKline Capital
0.70% 3/18/16	200,000	$200,202
2.85% 5/8/22	750,000	736,494
5.375% 4/15/34	100,000	117,331
5.65% 5/15/18	450,000	509,834
6.375% 5/15/38	450,000	581,334
Johnson & Johnson
1.65% 12/5/18	300,000	300,116
2.15% 5/15/16	400,000	410,268
2.95% 9/1/20	100,000	103,985
3.55% 5/15/21	100,000	107,612
4.375% 12/5/33	83,000	90,865
4.85% 5/15/41	100,000	115,475
5.15% 7/15/18	250,000	281,635
5.85% 7/15/38	100,000	130,333
Lilly (Eli)
1.95% 3/15/19	250,000	249,227
5.20% 3/15/17	140,000	153,698
5.50% 3/15/27	100,000	119,789
5.95% 11/15/37	100,000	127,494
Merck
0.70% 5/18/16	125,000	125,242
1.10% 1/31/18	150,000	148,549
1.30% 5/18/18	100,000	98,783
2.25% 1/15/16	100,000	102,240
2.40% 9/15/22	150,000	143,389
2.80% 5/18/23	250,000	243,565
3.60% 9/15/42	100,000	91,272
3.875% 1/15/21	100,000	107,327
4.15% 5/18/43	242,000	240,418
5.00% 6/30/19	100,000	112,753
5.85% 6/30/39	100,000	125,245
6.00% 9/15/17	50,000	56,717
6.40% 3/1/28	50,000	64,461
6.50% 12/1/33	200,000	269,401
6.55% 9/15/37	200,000	265,963
Mylan
2.55% 3/28/19	75,000	74,663
2.60% 6/24/18	200,000	202,043
5.40% 11/29/43	133,000	141,486
Novartis Capital
2.40% 9/21/22	250,000	241,983
3.40% 5/6/24	250,000	254,453
3.70% 9/21/42	150,000	140,801
4.40% 4/24/20	100,000	110,865
4.40% 5/6/44	250,000	261,059
Novartis Securities Investment 5.125% 2/10/19	400,000	449,665
Perrigo
#144A 1.30% 11/8/16	206,000	206,296
#144A 4.00% 11/15/23	250,000	254,814

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer
0.90% 1/15/17	500,000	$498,774
3.00% 6/15/23	200,000	198,739
3.40% 5/15/24	200,000	200,112
4.40% 5/15/44	400,000	405,023
6.20% 3/15/19	400,000	467,936
7.20% 3/15/39	300,000	425,078
Sanofi 1.25% 4/10/18	91,000	89,769
Sanofi-Aventis
2.625% 3/29/16	350,000	360,560
4.00% 3/29/21	325,000	349,536
Teva Pharmaceutical Finance
2.95% 12/18/22	175,000	167,059
6.15% 2/1/36	100,000	120,620
Teva Pharmaceutical Finance IV
2.25% 3/18/20	250,000	244,361
3.65% 11/10/21	250,000	254,497
Watson Pharmaceuticals
3.25% 10/1/22	250,000	241,555
4.625% 10/1/42	125,000	114,649
6.125% 8/15/19	45,000	51,486
Wyeth
5.50% 2/15/16	400,000	426,999
5.95% 4/1/37	350,000	430,460
6.00% 2/15/36	100,000	125,559
6.50% 2/1/34	100,000	131,033
Zoetis
1.15% 2/1/16	20,000	20,050
3.25% 2/1/23	163,000	159,694
4.70% 2/1/43	150,000	151,409

		20,219,299

Real Estate Investment Trusts–0.67%
Alexandria Real Estate Equities 4.50% 7/30/29	110,000	110,313
American Tower
3.45% 9/15/21	250,000	245,476
3.50% 1/31/23	250,000	238,093
4.50% 1/15/18	200,000	213,667
4.70% 3/15/22	225,000	235,902
5.00% 2/15/24	100,000	105,009
5.05% 9/1/20	100,000	108,582
5.90% 11/1/21	65,000	72,831
#ARC Properties Operating Partnership 144A 4.60% 2/6/24	200,000	203,979
AvalonBay Communities
3.625% 10/1/20	200,000	208,134
6.10% 3/15/20	100,000	116,761
BioMed Realty
2.625% 5/1/19	100,000	99,452
3.85% 4/15/16	100,000	104,271

LVIP SSgA Bond Index Fund–38

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Boston Properties
3.70% 11/15/18	100,000	$105,929
3.85% 2/1/23	125,000	127,941
4.125% 5/15/21	250,000	265,404
5.625% 11/15/20	150,000	171,534
5.875% 10/15/19	100,000	115,330
Brandywine Operating Partnership
4.55% 10/1/29	200,000	197,153
4.95% 4/15/18	100,000	107,873
Camden Property Trust
4.25% 1/15/24	67,000	70,107
4.625% 6/15/21	100,000	108,673
CBL & Associates 5.25% 12/1/23	67,000	72,066
Corporate Office Properties 3.70% 6/15/21	150,000	148,349
CubeSmart 4.375% 12/15/23	100,000	103,535
DDR
3.50% 1/15/21	150,000	151,306
7.50% 4/1/17	200,000	227,611
Digital Realty Trust 5.25% 3/15/21	100,000	108,684
Duke Realty
4.375% 6/15/22	100,000	104,540
6.75% 3/15/20	50,000	59,078
Entertainment Properties Trust 5.75% 8/15/22	100,000	109,825
EPR Properties 5.25% 7/15/23	75,000	78,987
ERP Operating
2.375% 7/1/19	150,000	149,210
4.50% 7/1/44	150,000	148,310
4.625% 12/15/21	150,000	163,881
4.75% 7/15/20	100,000	110,608
5.125% 3/15/16	100,000	106,211
Essex Portfolio
3.25% 5/1/23	100,000	96,983
3.375% 1/15/23	250,000	246,649
Excel Trust 4.625% 5/15/24	50,000	50,922
Federal Realty Investment Trust 2.75% 6/1/23	100,000	95,281
Government Properties Income Trust 3.75% 8/15/19	100,000	100,799
HCP
2.625% 2/1/20	200,000	197,319
3.75% 2/1/16	55,000	57,127
3.75% 2/1/19	100,000	105,430
3.875% 8/15/24	200,000	196,326
4.25% 11/15/23	186,000	192,070
5.375% 2/1/21	200,000	223,469
6.30% 9/15/16	125,000	137,573
Health Care REIT
3.625% 3/15/16	100,000	103,805
4.50% 1/15/24	250,000	257,687
5.25% 1/15/22	100,000	110,802

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Health Care REIT (continued)
6.125% 4/15/20	135,000	$156,319
6.20% 6/1/16	50,000	54,305
6.50% 3/15/41	250,000	313,979
Healthcare Realty Trust
5.75% 1/15/21	200,000	222,991
6.50% 1/17/17	100,000	110,648
Healthcare Trust of America Holdings 3.375% 7/15/21	100,000	99,647
Hospitality Properties Trust
5.00% 8/15/22	300,000	316,266
5.625% 3/15/17	100,000	108,461
Host Hotels & Resorts
4.75% 3/1/23	150,000	159,457
5.25% 3/15/22	400,000	440,404
Kilroy Realty
4.25% 8/15/29	150,000	148,640
4.80% 7/15/18	100,000	108,075
Kimco Realty
3.20% 5/1/21	150,000	149,869
6.875% 10/1/19	150,000	178,383
Lexington Realty Trust 4.40% 6/15/24	60,000	60,307
Liberty Property
4.125% 6/15/22	50,000	51,891
4.40% 2/15/24	100,000	104,718
5.50% 12/15/16	100,000	108,507
6.625% 10/1/17	50,000	56,601
Mack-Cali Realty 7.75% 8/15/19	100,000	118,886
Mid-America Apartments
3.75% 6/15/24	100,000	98,771
4.30% 10/15/23	50,000	51,881
National Retail Properties
3.30% 4/15/23	100,000	96,861
5.50% 7/15/21	100,000	112,924
Omega Healthcare Investors
#144A 4.95% 4/1/24	57,000	58,283
6.75% 10/15/22	100,000	106,750
ProLogis
4.25% 8/15/23	150,000	155,112
4.50% 8/15/17	100,000	107,186
6.875% 3/15/20	104,000	123,035
Realty Income
3.875% 7/15/24	65,000	64,745
4.65% 8/1/23	100,000	106,830
5.75% 1/15/21	100,000	113,991
5.875% 3/15/35	50,000	57,959
5.95% 9/15/16	110,000	120,143
Senior Housing Properties Trust
4.30% 1/15/16	100,000	102,913
4.75% 5/1/24	200,000	202,009
Simon Property Group
3.375% 3/15/22	150,000	153,398

LVIP SSgA Bond Index Fund–39

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Simon Property Group (continued)
3.375% 10/1/24	250,000	$247,733
4.125% 12/1/21	300,000	322,227
5.65% 2/1/20	200,000	230,431
6.75% 2/1/40	300,000	403,099
10.35% 4/1/19	200,000	265,984
Tanger Properties 3.875% 12/1/23	100,000	101,221
UDR
4.25% 6/1/18	100,000	107,187
4.625% 1/10/22	100,000	107,058
Ventas Realty
2.70% 4/1/20	100,000	98,506
3.75% 5/1/24	150,000	147,825
4.00% 4/30/19	200,000	212,939
4.25% 3/1/22	200,000	208,750
4.75% 6/1/21	100,000	109,024
Vornado Realty 2.50% 6/30/19	100,000	99,834
Washington Real Estate Investment Trust 3.95% 10/15/22	100,000	100,116
Weingarten Realty Investors 3.375% 10/15/22	150,000	148,876
Weyerhaeuser
4.625% 9/15/23	250,000	265,271
7.375% 3/15/32	250,000	332,275

		15,756,358

Real Estate Management & Development–0.02%
American Campus Communities
Operating Partnership 4.125% 7/1/24	100,000	100,484
Jones Lang LaSalle 4.40% 11/15/22	100,000	102,319
Regency Centers 4.80% 4/15/21	100,000	109,040
WP Carey 4.60% 4/1/24	100,000	103,563

		415,406

Road & Rail–0.32%
Burlington Northern Santa Fe
3.00% 3/15/23	100,000	97,710
3.05% 3/15/22	150,000	149,673
3.45% 9/15/21	200,000	206,569
3.85% 9/1/23	100,000	103,483
4.10% 6/1/21	100,000	107,577
4.40% 3/15/42	100,000	98,988
4.45% 3/15/43	100,000	99,771
4.95% 9/15/41	100,000	107,903
5.05% 3/1/41	100,000	107,811
5.15% 9/1/43	150,000	165,306
5.65% 5/1/17	350,000	388,292
5.75% 5/1/40	200,000	238,119
6.15% 5/1/37	100,000	124,895
7.95% 8/15/30	100,000	139,815
Canadian National Railway
4.50% 11/7/43	75,000	79,682

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Road & Rail (continued)
Canadian National Railway (continued)
5.55% 3/1/19	200,000	$228,985
5.85% 11/15/17	150,000	170,143
6.20% 6/1/36	100,000	130,305
6.25% 8/1/34	100,000	128,515
Canadian Pacific Railway
4.45% 3/15/23	100,000	108,936
7.125% 10/15/31	150,000	205,249
7.25% 5/15/19	65,000	78,751
Con-way 7.25% 1/15/18	100,000	115,158
CSX
3.70% 10/30/20	275,000	289,813
3.70% 11/1/23	94,000	97,058
4.10% 3/15/44	100,000	94,376
4.40% 3/1/43	200,000	199,056
5.50% 4/15/41	200,000	232,193
6.15% 5/1/37	120,000	149,278
6.22% 4/30/40	100,000	125,630
7.375% 2/1/19	100,000	120,866
Kansas City Southern de Mexico de CV
2.35% 5/15/20	150,000	143,919
Kansas City Southern Railway 4.30% 5/15/43	100,000	97,211
Norfolk Southern
2.903% 2/15/23	121,000	117,227
3.00% 4/1/22	118,000	117,664
3.25% 12/1/21	100,000	102,097
3.85% 1/15/24	150,000	155,414
4.80% 8/15/43	125,000	134,555
4.837% 10/1/41	111,000	119,553
5.75% 4/1/18	100,000	113,160
5.90% 6/15/19	100,000	115,874
6.00% 5/23/11	100,000	120,796
7.70% 5/15/17	240,000	278,652
Ryder System
2.50% 3/1/17	200,000	205,443
5.85% 11/1/16	100,000	109,351
Union Pacific
3.25% 1/15/25	95,000	94,606
3.646% 2/15/24	185,000	191,587
4.00% 2/1/21	65,000	70,463
4.163% 7/15/22	190,000	206,767
4.75% 9/15/41	200,000	216,819
4.75% 12/15/43	105,000	113,302
4.821% 2/1/44	25,000	27,230

		7,541,596

Semiconductors & Semiconductor Equipment–0.16%
Altera 2.50% 11/15/18	250,000	252,511
Analog Devices 3.00% 4/15/16	100,000	103,137
Applied Materials 5.85% 6/15/41	100,000	119,926
Broadcom 2.50% 8/15/22	250,000	238,031

LVIP SSgA Bond Index Fund–40

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Semiconductors & Semiconductor Equipment (continued)
Intel
1.35% 12/15/17	400,000	$399,015
1.95% 10/1/16	200,000	204,506
2.70% 12/15/22	150,000	146,130
3.30% 10/1/21	254,000	261,645
4.00% 12/15/32	250,000	248,098
4.25% 12/15/42	250,000	244,786
4.80% 10/1/41	172,000	180,040
KLA-Tencor 6.90% 5/1/18	100,000	115,998
Maxim Integrated Products
2.50% 11/15/18	200,000	201,350
3.375% 3/15/23	100,000	96,510
Texas Instruments
1.65% 8/3/19	100,000	97,368
2.25% 5/1/23	250,000	235,317
2.375% 5/16/16	100,000	102,860
2.75% 3/12/21	200,000	201,598
Xilinx 3.00% 3/15/21	200,000	200,432

		3,649,258

Software–0.29%
Adobe Systems 4.75% 2/1/20	85,000	93,533
Autodesk 1.95% 12/15/17	100,000	100,467
CA
2.875% 8/15/18	150,000	152,188
5.375% 12/1/19	100,000	111,158
Intuit 5.75% 3/15/17	100,000	110,401
Microsoft
2.375% 5/1/23	150,000	143,859
3.00% 10/1/20	300,000	311,670
3.50% 11/15/42	150,000	135,076
3.625% 12/15/23	300,000	314,072
4.20% 6/1/19	200,000	219,760
4.50% 10/1/40	100,000	104,408
4.875% 12/15/43	100,000	111,027
5.20% 6/1/39	200,000	229,543
5.30% 2/8/41	400,000	467,634
Oracle
1.20% 10/15/17	350,000	347,631
2.25% 10/8/19	300,000	298,971
2.375% 1/15/19	200,000	202,842
2.50% 10/15/22	550,000	526,583
3.875% 7/15/20	100,000	107,045
4.30% 7/8/34	700,000	706,451
5.00% 7/8/19	250,000	280,850
5.25% 1/15/16	200,000	212,001
5.375% 7/15/40	400,000	455,106
5.75% 4/15/18	375,000	425,583
6.125% 7/8/39	150,000	186,182
6.50% 4/15/38	200,000	258,068
Symantec
3.95% 6/15/22	150,000	152,052

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Software (continued)
Symantec (continued)
4.20% 9/15/20	100,000	$103,550

		6,867,711

Specialty Retail–0.25%
Advance Auto Parts
4.50% 1/15/22	100,000	105,244
4.50% 12/1/23	100,000	104,611
AutoZone
2.875% 1/15/23	100,000	95,726
4.00% 11/15/20	75,000	79,607
Bed Bath & Beyond
3.749% 8/1/24	50,000	49,637
4.915% 8/1/34	30,000	29,906
Gap 5.95% 4/12/21	150,000	170,823
Home Depot
2.00% 6/15/19	400,000	397,736
2.25% 9/10/18	143,000	145,404
2.70% 4/1/23	150,000	145,409
3.75% 2/15/24	200,000	208,755
4.20% 4/1/43	150,000	148,543
4.40% 4/1/21	100,000	111,402
4.875% 2/15/44	96,000	104,584
5.40% 3/1/16	450,000	480,054
5.40% 9/15/40	100,000	116,939
5.875% 12/16/36	350,000	432,398
5.95% 4/1/41	100,000	125,035
Lowe’s
1.625% 4/15/17	150,000	151,394
3.12% 4/15/22	100,000	101,418
3.875% 9/15/23	200,000	209,986
4.25% 9/15/44	250,000	244,633
4.625% 4/15/20	150,000	166,518
4.65% 4/15/42	100,000	104,428
5.40% 10/15/16	200,000	217,945
5.80% 10/15/36	200,000	239,585
5.80% 4/15/40	20,000	24,219
6.65% 9/15/37	100,000	131,445
O’Reilly Automotive
3.80% 9/1/22	100,000	102,388
4.875% 1/14/21	45,000	49,148
QVC 4.375% 3/15/23	600,000	599,660
Ross Stores 3.375% 9/15/24	100,000	99,432
Signet UK Finance 4.70% 6/15/24	50,000	50,372
#Tiffany 144A 3.80% 10/1/24	180,000	180,253
TJX
2.50% 5/15/23	100,000	95,691
6.95% 4/15/19	55,000	65,964

		5,886,292

LVIP SSgA Bond Index Fund–41

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Textiles, Apparel & Luxury Goods–0.02%
NIKE
2.25% 5/1/23	100,000	$94,708
3.625% 5/1/43	100,000	94,474
Ralph Lauren 2.125% 9/26/18	50,000	50,437
VF 6.00% 10/15/33	150,000	182,417

		422,036

Thrift & Mortgage Finance–0.01%
People’s United Financial 3.65% 12/6/22	150,000	150,689
Santander Holdings USA 4.625% 4/19/16	100,000	105,376

		256,065

Tobacco–0.21%
Altria Group
2.85% 8/9/22	200,000	191,900
4.00% 1/31/24	89,000	90,996
4.50% 5/2/43	100,000	94,775
4.75% 5/5/21	200,000	218,183
5.375% 1/31/44	63,000	67,378
9.70% 11/10/18	119,000	153,431
9.95% 11/10/38	113,000	187,407
10.20% 2/6/39	97,000	163,935
Lorillard Tobacco
2.30% 8/21/17	100,000	101,259
3.50% 8/4/16	45,000	46,767
3.75% 5/20/23	200,000	197,052
8.125% 6/23/19	100,000	122,454
8.125% 5/1/40	100,000	136,338
Philip Morris International
1.875% 1/15/19	500,000	495,673
2.50% 5/16/16	250,000	257,181
2.90% 11/15/21	250,000	250,351
3.60% 11/15/23	600,000	608,721
4.125% 3/4/43	150,000	142,196
4.375% 11/15/41	200,000	196,431
4.50% 3/26/20	100,000	109,936
4.50% 3/20/42	100,000	100,800
5.65% 5/16/18	300,000	339,566
6.375% 5/16/38	150,000	188,879
Reynolds American
4.75% 11/1/42	125,000	119,325
4.85% 9/15/23	225,000	240,089
6.15% 9/15/43	125,000	143,508

		4,964,531

Trading Companies & Distributors–0.01%
GATX
2.50% 3/15/19	167,000	167,301

	Principal Amount°	Value (U.S. $)

CORPORATE BONDS (continued)
Trading Companies & Distributors (continued)
GATX (continued)
3.90% 3/30/23	101,000	$102,957
5.20% 3/15/44	50,000	53,361

		323,619

Wireless Telecommunication Services–0.21%
America Movil
2.375% 9/8/16	400,000	409,048
3.125% 7/16/22	200,000	194,716
4.375% 7/16/42	200,000	186,949
5.00% 3/30/20	200,000	219,862
6.125% 11/15/37	150,000	176,731
6.125% 3/30/40	250,000	293,605
6.375% 3/1/35	25,000	30,408
Rogers Communications
3.00% 3/15/23	125,000	119,375
4.10% 10/1/23	300,000	311,606
4.50% 3/15/43	100,000	97,812
5.00% 3/15/44	100,000	102,349
6.80% 8/15/18	150,000	175,779
7.50% 8/15/38	25,000	33,828
Vodafone Group
1.50% 2/19/18	350,000	345,196
2.50% 9/26/22	300,000	278,020
2.95% 2/19/23	225,000	212,423
4.375% 2/19/43	150,000	136,194
5.45% 6/10/19	200,000	225,360
5.625% 2/27/17	300,000	329,032
6.15% 2/27/37	700,000	806,233
7.875% 2/15/30	100,000	134,472

		4,818,998

Total Corporate Bonds (Cost $551,736,036)		579,146,632

MUNICIPAL BONDS–0.91%
American Municipal Power, Ohio Taxable Build America Bonds Series B
6.449% 2/15/44	50,000	62,771
7.834% 2/15/41	55,000	78,843
8.084% 2/15/50	800,000	1,245,328
Bay Area Toll Authority, California Toll Bridge Revenue Taxable Build America Bonds
Series F-2 6.263% 4/1/49	200,000	268,118
Series S1 6.793% 4/1/30	100,000	125,053
Series S1 6.918% 4/1/40	100,000	135,279
Series S1 7.043% 4/1/50	100,000	143,723
California State 3.95% 11/1/15	100,000	103,725
California State Taxable Build America Bonds
6.65% 3/1/22	200,000	247,160
7.30% 10/1/39	1,100,000	1,538,515
7.50% 4/1/34	325,000	463,996

LVIP SSgA Bond Index Fund–42

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
California State Taxable Build America Bonds (continued)
7.55% 4/1/39	600,000	$875,520
7.60% 11/1/40	80,000	118,375
7.625% 3/1/40	85,000	124,027
7.95% 3/1/36	100,000	122,079
California State Various Purposes
5.75% 3/1/17	100,000	110,758
5.95% 4/1/16	35,000	37,749
6.20% 10/1/19	100,000	118,447
Central Puget Sound, Washington Regional Transportation Authority Sales & Use Tax Revenue Taxable Build America Bonds 5.491% 11/1/39	50,000	60,217
Chicago, Illinois Board of Education 6.319% 11/1/29	100,000	101,169
Chicago, Illinois Transit Authority Transfer Tax Receipts Revenue
Series A 6.899% 12/1/40	100,000	123,560
Series B 6.899% 12/1/40	40,000	49,424
City & County of Denver, Colorado Taxable Build America Bonds 5.65% 8/1/30	100,000	112,373
Clark County, Nevada Airport Revenue Taxable Build America Bonds
6.881% 7/1/42	50,000	56,349
Series C 6.82% 7/1/45	75,000	103,220
Commonwealth of Massachusetts Consolidated Loan Taxable Build America Bonds 5.456% 12/1/39	100,000	120,812
Commonwealth of Massachusetts Taxable Build America Bonds
4.91% 5/1/29	100,000	112,413
Series E 4.20% 12/1/21	100,000	109,340
Connecticut State Taxable Build America Bonds
Series A 5.85% 3/15/32	100,000	121,958
Series D 5.09% 10/1/30	200,000	225,738
Dallas Area, Texas Rapid Transit 5.999% 12/1/44	200,000	260,742
Dallas, Texas Independent School District Taxable Build America Bonds Series C 6.45% 2/15/35 (PSF)	100,000	118,357
East Baton Rouge, Louisiana Sewerage Commission 6.087% 2/1/45	100,000	110,535
East Bay Municipal Utility District Taxable Build America Bonds 5.874% 6/1/40	100,000	127,087
Georgia State Taxable Build America Bonds Series H 4.503% 11/1/25	100,000	110,742
Greater Chicago Metropolitan Water Reclamation District Taxable Build America Bonds 5.72% 12/1/38	150,000	179,943

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Illinois State
4.961% 3/1/16	100,000	$105,220
5.665% 3/1/18	250,000	275,790
Illinois State Taxable Pension
4.35% 6/1/18	500,000	522,780
4.95% 6/1/23	100,000	103,744
5.10% 6/1/33	800,000	777,640
Illinois State Toll Highway Authority Taxable Build America Bonds Series B 5.851% 12/1/34	100,000	122,950
Los Angeles, California Community College District
6.60% 8/1/42	100,000	137,859
6.75% 8/1/49	100,000	143,117
Los Angeles, California County Public Works Financing Authority
7.488% 8/1/33	100,000	128,612
7.618% 8/1/40	100,000	138,121
Los Angeles, California Department of Airports Taxable Build America Bonds 6.582% 5/15/39	25,000	31,619
Los Angeles, California Department of Water & Power Taxable Build America Bonds Series C 6.008% 7/1/39	25,000	30,997
Los Angeles, California Unified School District Taxable Build America Bonds 6.758% 7/1/34	315,000	422,050
Massachusetts State Water Pollution Abatement 5.192% 8/1/40	70,000	80,043
Metropolitan Government of Nashville & Davidson County Convention Center Authority Taxable Build America Bonds Series B 6.731% 7/1/43	50,000	64,210
Metropolitan Transportation Authority, New York Revenue Taxable Build America Bonds
5.871% 11/15/39	100,000	122,119
6.668% 11/15/39	130,000	174,061
Series E 6.814% 11/15/40	500,000	684,720
Mississippi State Taxable Build America Bonds Series F 5.245% 11/1/34	100,000	116,225
Municipal Electric Authority, Georgia Build America Bonds (PLT Vogtle Units 3 & 4 Project)
6.655% 4/1/57	125,000	153,854
Taxable 6.637% 4/1/57	150,000	188,271
Taxable 7.055% 4/1/57	100,000	112,144
New Jersey Economic Development Authority
1.096% 6/15/16	250,000	249,713
Series A 7.425% 2/15/29 (NATL-RE)	225,000	288,113
^Series B 6.23% 2/15/22 (AGM)	200,000	151,236
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds 6.561% 12/15/40	100,000	127,989

LVIP SSgA Bond Index Fund–43

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
New Jersey State Transportation Trust Fund Authority Taxable Build America Bonds (continued)
Series C 5.754% 12/15/28	100,000	$115,185
Series C 6.104% 12/15/28	200,000	222,774
New Jersey State Turnpike Authority Revenue Taxable Build America Bonds
Series A 7.102% 1/1/41	350,000	485,769
Series F 7.414% 1/1/40	90,000	128,987
New York City, New York 5.517% 10/1/37	85,000	99,343
New York City, New York Municipal Water Finance Authority Taxable Build America Bonds
5.724% 6/15/42	65,000	80,506
5.75% 6/15/41	100,000	124,310
5.79% 6/15/41	200,000	220,212
5.952% 6/15/42	100,000	127,562
6.011% 6/15/42	35,000	44,812
New York City, New York Taxable Build America Bonds
Series A2 5.206% 10/1/31	100,000	114,000
Series F-1 6.271% 12/1/37	100,000	127,030
New York City, New York Transitional Finance Authority 5.508% 8/1/37	200,000	240,740
New York City, New York Transitional Finance Authority Taxable Build America Bonds 5.572% 11/1/38	65,000	78,275
New York State Dormitory Authority Taxable Build America Bonds
5.50% 3/15/30	100,000	116,596
5.60% 3/15/40	100,000	123,357
New York State Urban Development Taxable Build America Bonds 5.77% 3/15/39	50,000	60,363
Ohio State University Taxable Build America Bonds Series C 4.91% 6/1/40	100,000	112,778
Oregon School Boards Association Taxable Pension Series B 5.55% 6/30/28 (NATL-RE)	250,000	288,605
Oregon State Department of Transportation Taxable Series A Sub-Lien 5.834% 11/15/34	75,000	93,571
Pennsylvania State Public School Building Authority Revenue Qualified School Construction Bond Taxable (Direct Subsidiary) Series A 5.00% 9/15/27	100,000	110,314
Pennsylvania State Taxable Series B 2nd 5.35% 5/1/30	100,000	108,914
Pennsylvania State Turnpike Commission Revenue Taxable Build America Bonds
5.561% 12/1/49	200,000	235,058
Series B 5.511% 12/1/45	150,000	174,051
Series B 6.105% 12/1/39	100,000	123,125

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Philadelphia Authority for Industrial Development 3.964% 4/15/26	105,000	$104,656
Port Authority of New York & New Jersey Consolidated
Series 165th 5.647% 11/1/40	250,000	301,873
Series 168th 4.926% 10/1/51	350,000	384,720
Series 174th 4.458% 10/1/62	250,000	249,485
Series 181st 4.96% 8/1/46	156,250	172,613
Port of Seattle, Washington Taxable Series-B1 7.00% 5/1/36	100,000	116,290
Rutgers State University of New Jersey/New Brunswick Taxable Build America Bonds 5.665% 5/1/40	155,000	188,494
Salt River, Arizona Project Agricultural Improvement & Power District 4.839% 1/1/41	60,000	68,591
San Antonio, Texas Electric & Gas Taxable Build America Bonds
4.427% 2/1/42	250,000	268,353
5.985% 2/1/39	50,000	64,643
San Diego County, California Regional Transportation Commission 5.911% 4/1/48	100,000	129,918
San Diego County, California Water Authority Financing Agency Revenue Taxable Build America Bonds Series B 6.138% 5/1/49	100,000	131,859
San Francisco City & County Public Utilities Commission Taxable Build America Bonds 6.00% 11/1/40	100,000	126,177
Series B 6.00% 11/1/40	100,000	125,574
Texas State Taxable Build America Bonds 5.517% 4/1/39	100,000	124,794
Texas State Transportation Commission 1st Tier 5.178% 4/1/30	200,000	234,810
University of California Build America Bonds Series H 6.548% 5/15/48	100,000	130,613
University of California Taxable Series AD 4.858% 5/15/11	250,000	240,223
University of Massachusetts Building Authority Taxable Build America Bonds 5.45% 11/1/40	100,000	118,149
University of Missouri (Curators University) Taxable Build America Bonds 5.792% 11/1/41	100,000	130,829
University of Texas System Revenue Taxable Build America Bonds Series C 4.794% 8/15/46	90,000	102,557
University of Virginia Revenue Taxable Build America Bonds 6.20% 9/1/39	50,000	68,265
Utah State Taxable Build America Bonds Series B 3.539% 7/1/25	100,000	104,360

LVIP SSgA Bond Index Fund–44

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

MUNICIPAL BONDS (continued)
Utah State Taxable Build America Bonds (continued) Series D 4.554% 7/1/24	60,000	$66,672
Virginia Commonwealth Transportation Board Taxable Build America Bonds 5.35% 5/15/35	100,000	116,434
Washington State Convention Center Public Facilities District 6.79% 7/1/40	50,000	60,840
Washington State Taxable Build America Bonds
Series D 5.481% 8/1/39	50,000	60,807
Series F 5.09% 8/1/33	100,000	115,266

Total Municipal Bonds (Cost $18,589,434)		21,440,744

NON-AGENCY ASSET-BACKED SECURITIES–0.49%
AEP Texas Central Transition Funding II Series 2006-A A4 5.17% 1/1/18	250,000	270,107
Capital Auto Receivables Asset Trust Series 2013-3 A4 1.68% 4/20/18	1,770,000	1,788,102
CarMax Auto Owner Trust
Series 2013-2 A3 0.64% 1/16/18	400,000	399,954
Series 2013-2 A4 0.84% 11/15/18	750,000	743,003
Series 2013-3 A4 1.49% 1/15/19	400,000	401,286
CenterPoint Energy Restoration Bond Series 2009-1 A2 3.46% 8/15/19	400,000	418,840
Chase Issuance Trust
Series 2012-A8 A8 0.54% 10/16/17	750,000	749,919
Series 2014-A2 A2 2.77% 3/15/23	1,100,000	1,108,287
Citibank Credit Card Issuance Trust
Series 2005-A9 A9 5.10% 11/20/17	200,000	210,147
Series 2006-A3 A3 5.30% 3/15/18	250,000	266,535
Series 2007-A3 A3 6.15% 6/15/39	750,000	949,836
Series 2008-A1 A1 5.35% 2/7/20	500,000	559,935
Discover Card Execution Note Trust Series 2007-A1 A1 5.65% 3/16/20	750,000	837,596
Santander Drive Auto Receivables Trust Series 2012-4 C 2.94% 12/15/17	2,000,000	2,040,574
World Financial Network Credit Card Master Trust Series 2013-B A 0.91% 3/16/20	750,000	749,419

Total Non-Agency Asset-Backed Securities (Cost $11,425,917)		11,493,540

ΔREGIONAL BONDS–0.33%
Canada–0.31%
British Columbia Province
1.20% 4/25/17	200,000	200,928
2.00% 10/23/22	150,000	143,714
2.10% 5/18/16	200,000	204,963
6.50% 1/15/26	100,000	131,437
7.25% 9/1/36	100,000	149,446
Manitoba Province 1.30% 4/3/17	250,000	251,903

	Principal Amount°	Value (U.S. $)

ΔREGIONAL BONDS (continued)
Canada (continued)
Manitoba Province (continued)
2.10% 9/6/22	63,000	$60,538
4.90% 12/6/16	300,000	326,615
New Brunswick Province 2.75% 6/15/18	200,000	208,113
Nova Scotia Province 5.125% 1/26/17	50,000	54,797
Ontario Province
1.00% 7/22/16	300,000	301,583
1.10% 10/25/17	500,000	496,847
1.20% 2/14/18	100,000	98,977
1.60% 9/21/16	400,000	406,520
1.65% 9/27/19	100,000	97,956
2.00% 9/27/18	300,000	302,951
2.30% 5/10/16	300,000	308,152
2.45% 6/29/22	150,000	146,963
3.00% 7/16/18	200,000	209,693
3.15% 12/15/17	250,000	263,669
4.00% 10/7/19	200,000	217,994
4.40% 4/14/20	400,000	443,844
5.45% 4/27/16	300,000	322,733
Quebec Province
2.625% 2/13/23	350,000	343,766
3.50% 7/29/20	300,000	319,862
4.625% 5/14/18	200,000	221,506
5.00% 3/1/16	300,000	318,877
7.50% 7/15/23	200,000	266,765
7.50% 9/15/29	175,000	248,524
Saskatchewan Province 8.50% 7/15/22	100,000	138,231

		7,207,867

Italy–0.01%
Region of Lombardy 5.804% 10/25/32	100,000	107,472

		107,472

Japan–0.01%
Japan Finance Organization for Municipalities
4.00% 1/13/21	100,000	109,330
5.00% 5/16/17	200,000	219,845

		329,175

Total Regional Bonds (Cost $7,427,367)		7,644,514

ΔSOVEREIGN BONDS–1.67%
Brazil–0.22%
Brazil Global Bond
8.875% 4/15/24	100,000	136,750
10.125% 5/15/27	226,000	351,430
Republic of Brazil 4.25% 1/7/25	1,140,000	1,130,025

LVIP SSgA Bond Index Fund–45

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Brazil (continued)
Republic of Brazil (continued)
4.875% 1/22/21	600,000	$640,800
5.625% 1/7/41	325,000	337,187
6.00% 1/17/17	500,000	547,500
7.125% 1/20/37	600,000	739,500
8.00% 1/15/18	77,778	85,867
8.25% 1/20/34	150,000	202,125
8.75% 2/4/25	271,000	372,625
8.875% 10/14/19	200,000	255,000
11.00% 8/17/40	300,000	326,250

		5,125,059

Canada–0.08%
Canada Government International Bond
0.875% 2/14/17	500,000	499,495
1.625% 2/27/19	800,000	797,956
Export Development Canada
0.625% 12/15/16	500,000	498,218
0.75% 12/15/17	200,000	196,802

		1,992,471

Chile–0.02%
Chile Government International Bond
2.25% 10/30/22	100,000	95,000
3.875% 8/5/20	250,000	268,000

		363,000

Colombia–0.11%
Republic of Colombia
2.625% 3/15/23	200,000	184,500
4.00% 2/26/24	250,000	253,500
6.125% 1/18/41	200,000	235,300
7.375% 3/18/19	700,000	838,250
7.375% 9/18/37	500,000	671,250
8.125% 5/21/24	250,000	332,500

		2,515,300

Israel–0.05%
Israel Government AID Bond 5.50% 4/26/24	200,000	243,477
Israel Government International Bond
3.15% 6/30/23	200,000	201,300
4.00% 6/30/22	150,000	161,175
4.50% 1/30/43	200,000	199,000
5.125% 3/26/19	175,000	198,013
5.50% 11/9/16	100,000	109,621

		1,112,586

Italy–0.10%
Republic of Italy
4.75% 1/25/16	200,000	209,813
5.25% 9/20/16	400,000	431,875
5.375% 6/12/17	200,000	219,938

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Italy (continued)
Republic of Italy (continued)
5.375% 6/15/33	800,000	$964,933
6.875% 9/27/23	350,000	450,139

		2,276,698

Japan–0.11%
Development Bank of Japan 5.125% 2/1/17	200,000	218,757
Japan Bank for International Cooperation
1.125% 7/19/17	250,000	249,631
1.75% 7/31/18	500,000	501,844
1.75% 11/13/18	500,000	500,392
1.75% 5/29/19	200,000	198,718
2.25% 7/13/16	200,000	205,631
2.50% 1/21/16	200,000	205,323
2.50% 5/18/16	400,000	412,443
3.375% 7/31/23	200,000	211,142

		2,703,881

Mexico–0.19%
Mexico Government International Bond
3.50% 1/21/21	120,000	121,909
3.625% 3/15/22	868,000	884,492
4.00% 10/2/23	550,000	569,113
4.75% 3/8/44	1,000,000	997,500
5.625% 1/15/17	250,000	273,500
5.75% 10/12/10	500,000	518,750
6.05% 1/11/40	475,000	562,875
6.75% 9/27/34	500,000	637,500

		4,565,639

Panama–0.04%
Panama Government International Bond
5.20% 1/30/20	300,000	331,500
6.70% 1/26/36	200,000	246,500
7.125% 1/29/26	100,000	126,750
8.875% 9/30/27	100,000	143,250
9.375% 4/1/29	100,000	148,750

		996,750

Peru–0.07%
Republic of Peru
5.625% 11/18/50	100,000	113,500
6.55% 3/14/37	500,000	632,500
7.125% 3/30/19	225,000	268,875
7.35% 7/21/25	100,000	130,750
8.375% 5/3/16	100,000	111,350
8.75% 11/21/33	200,000	305,000

		1,561,975

Philippines–0.16%
Republic of Philippines 5.00% 1/13/37	500,000	555,000

LVIP SSgA Bond Index Fund–46

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Philippines (continued)
Republic of Philippines (continued)
7.75% 1/14/31	1,000,000	$1,393,750
8.375% 6/17/19	1,000,000	1,257,500
9.50% 2/2/30	300,000	469,125

		3,675,375

Poland–0.09%
Republic of Poland
3.00% 3/17/23	250,000	242,345
5.00% 3/23/22	500,000	550,625
5.125% 4/21/21	700,000	781,165
6.375% 7/15/19	380,000	447,450

		2,021,585

Republic of Korea–0.02%
Republic of Korea
3.875% 9/11/23	200,000	214,430
5.125% 12/7/16	100,000	109,080
7.125% 4/16/19	200,000	242,300

		565,810

South Africa–0.05%
South Africa Government International Bond
4.665% 1/17/24	250,000	253,125
5.875% 5/30/22	100,000	111,000
5.875% 9/16/25	200,000	220,600
6.25% 3/8/41	100,000	113,875
6.875% 5/27/19	500,000	570,060

		1,268,660

Sweden–0.03%
Svensk Exportkredit
0.625% 5/31/16	200,000	200,053
1.125% 4/5/18	300,000	296,399
1.75% 10/20/15	55,000	55,819
5.125% 3/1/17	250,000	274,153

		826,424

Turkey–0.30%
Turkey Government International Bond
4.875% 4/16/43	500,000	453,500
5.75% 3/22/24	200,000	213,340
6.00% 1/14/41	1,100,000	1,142,625
6.25% 9/26/22	400,000	441,000
6.625% 2/17/45	800,000	899,000
6.75% 4/3/18	1,800,000	1,998,000
7.375% 2/5/25	1,500,000	1,785,000

		6,932,465

Uruguay–0.03%
Uruguay Government International Bond 7.625% 3/21/36	250,000	333,125

	Principal Amount°	Value (U.S. $)

ΔSOVEREIGN BONDS (continued)
Uruguay (continued)
Uruguay Government International Bond (continued) 8.00% 11/18/22	200,000	$260,000

		593,125

Total Sovereign Bonds (Cost $38,054,366)		39,096,803

SUPRANATIONAL BANKS–1.59%
African Development Bank
0.75% 10/18/16	250,000	250,223
0.875% 5/15/17	115,000	114,508
0.875% 3/15/18	250,000	245,503
1.125% 3/15/17	200,000	200,793
1.25% 9/2/16	350,000	353,763
2.50% 3/15/16	100,000	102,910
Andina de Fomento
3.75% 1/15/16	200,000	207,130
4.375% 6/15/22	250,000	268,061
8.125% 6/4/19	140,000	172,801
Asian Development Bank
1.125% 3/15/17	500,000	502,223
1.375% 3/23/20	200,000	193,753
1.50% 9/28/18	400,000	398,632
1.75% 9/11/18	500,000	503,495
1.75% 3/21/19	350,000	350,609
1.875% 4/12/19	300,000	301,861
2.50% 3/15/16	250,000	257,349
5.50% 6/27/16	200,000	216,896
5.593% 7/16/18	200,000	226,933
Council of Europe Development Bank
1.125% 5/31/18	300,000	296,178
1.25% 9/22/16	200,000	202,134
1.50% 2/22/17	100,000	101,265
1.50% 6/19/17	100,000	101,089
European Bank for Reconstruction & Development
1.00% 2/16/17	250,000	250,674
1.00% 6/15/18	250,000	245,621
1.00% 9/17/18	150,000	146,743
1.50% 3/16/20	250,000	242,521
1.625% 4/10/18	250,000	250,501
1.625% 11/15/18	500,000	500,177
2.50% 3/15/16	500,000	515,072
European Investment Bank
0.50% 8/15/16	500,000	499,021
0.625% 4/15/16	2,000,000	2,004,462
0.875% 4/18/17	500,000	498,963
1.00% 3/15/18	1,000,000	986,903
1.00% 6/15/18	1,000,000	981,853
1.125% 9/15/17	200,000	199,850
1.375% 10/20/15	500,000	505,859
1.625% 6/15/17	1,000,000	1,015,771
1.875% 3/15/19	500,000	502,333

LVIP SSgA Bond Index Fund–47

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
European Investment Bank (continued)
2.125% 7/15/16	200,000	$205,371
2.25% 3/15/16	1,500,000	1,538,795
2.50% 4/15/21	1,500,000	1,523,850
2.875% 9/15/20	350,000	364,664
3.25% 1/29/24	600,000	630,457
4.00% 2/16/21	400,000	442,637
4.875% 2/16/16	300,000	318,275
4.875% 1/17/17	400,000	436,356
4.875% 2/15/36	700,000	857,814
5.125% 5/30/17	500,000	553,538
FMS Wertmanagement
0.625% 4/18/16	200,000	200,299
1.00% 11/21/17	250,000	247,848
1.625% 11/20/18	500,000	499,553
Inter-American Development Bank
0.875% 11/15/16	200,000	200,552
0.875% 3/15/18	500,000	491,388
1.00% 7/14/17	200,000	199,575
1.125% 3/15/17	250,000	252,358
1.375% 7/15/20	250,000	240,551
1.75% 8/24/18	500,000	503,749
2.125% 11/9/20	400,000	400,065
3.00% 10/4/23	500,000	521,121
3.00% 2/21/24	400,000	414,769
3.20% 8/7/42	100,000	91,762
3.875% 2/14/20	200,000	219,650
3.875% 10/28/41	100,000	102,513
4.375% 1/24/44	56,000	63,466
5.125% 9/13/16	500,000	543,221
International Bank for Reconstruction & Development
0.50% 4/15/16	500,000	499,189
0.50% 5/16/16	600,000	598,809
0.625% 10/14/16	600,000	598,947
0.875% 4/17/17	624,000	624,785
1.00% 9/15/16	750,000	755,002
1.125% 7/18/17	150,000	150,488
1.875% 3/15/19	1,000,000	1,010,681
2.125% 3/15/16	500,000	511,638
2.125% 11/1/20	1,000,000	1,002,147
2.125% 2/13/23	100,000	99,223
4.75% 2/15/35	50,000	60,505
5.00% 4/1/16	300,000	319,778
7.625% 1/19/23	100,000	138,588
International Finance
0.50% 5/16/16	150,000	149,839
0.625% 11/15/16	200,000	199,456
0.625% 12/21/17	200,000	195,914
0.875% 6/15/18	1,000,000	978,122
1.00% 4/24/17	250,000	250,156
1.125% 11/23/16	300,000	301,887
1.75% 9/16/19	400,000	398,082

	Principal Amount°	Value (U.S. $)

SUPRANATIONAL BANKS (continued)
International Finance (continued)
2.125% 11/17/17	200,000	$205,278
2.25% 4/11/16	300,000	307,919
Nordic Investment Bank
0.50% 4/14/16	375,000	375,038
1.00% 3/7/17	350,000	350,410
2.25% 9/30/21	200,000	199,189
North American Development Bank 4.375% 2/11/20	100,000	107,284

Total Supranational Banks (Cost $36,883,532)		37,366,984

U.S. TREASURY OBLIGATIONS–35.06%
U.S. Treasury Bonds
2.75% 8/15/42	2,600,000	2,383,061
2.75% 11/15/42	3,500,000	3,203,046
2.875% 5/15/43	11,500,000	10,775,857
3.00% 5/15/42	2,850,000	2,752,923
3.125% 11/15/41	4,000,000	3,968,752
3.125% 2/15/42	3,050,000	3,020,930
3.125% 2/15/43	9,000,000	8,870,625
3.125% 8/15/44	2,000,000	1,968,282
3.50% 2/15/39	2,650,000	2,820,387
3.625% 8/15/43	5,000,000	5,405,470
3.625% 2/15/44	3,000,000	3,242,814
3.75% 8/15/41	3,850,000	4,275,306
3.875% 8/15/40	3,750,000	4,246,583
4.25% 11/15/40	4,000,000	4,805,936
4.375% 5/15/40	2,500,000	3,057,813
4.375% 5/15/41	2,750,000	3,373,906
4.50% 2/15/36	1,500,000	1,852,032
4.50% 5/15/38	950,000	1,174,957
4.50% 8/15/39	3,350,000	4,158,971
4.625% 2/15/40	4,100,000	5,194,187
4.75% 2/15/41	3,750,000	4,858,594
5.00% 5/15/37	3,000,000	3,960,000
5.25% 11/15/28	500,000	643,515
5.25% 2/15/29	1,200,000	1,545,563
5.375% 2/15/31	500,000	661,992
5.50% 8/15/28	500,000	656,485
6.00% 2/15/26	750,000	1,001,367
6.125% 11/15/27	800,000	1,099,625
6.125% 8/15/29	300,000	420,492
6.375% 8/15/27	1,250,000	1,749,219
6.625% 2/15/27	750,000	1,062,949
6.75% 8/15/26	500,000	710,469
6.875% 8/15/25	1,000,000	1,412,344
7.50% 11/15/24	500,000	725,547
7.625% 2/15/25	500,000	734,765
U.S. Treasury Notes
0.25% 10/15/15	3,500,000	3,504,102
0.25% 12/15/15	3,000,000	3,001,347
0.25% 2/29/16	3,000,000	2,997,831

LVIP SSgA Bond Index Fund–48

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
0.375% 1/15/16	5,000,000	$5,007,615
0.375% 2/15/16	12,000,000	12,016,404
0.375% 3/15/16	2,500,000	2,501,415
0.50% 8/31/16	35,000,000	34,966,505
0.50% 7/31/17	9,000,000	8,864,649
0.625% 7/15/16	4,000,000	4,009,608
0.625% 8/15/16	4,000,000	4,006,172
0.625% 10/15/16	9,000,000	8,997,192
0.625% 5/31/17	4,350,000	4,312,786
0.625% 8/31/17	19,600,000	19,342,750
0.625% 9/30/17	2,500,000	2,463,673
0.625% 11/30/17	2,250,000	2,209,745
0.625% 4/30/18	4,000,000	3,895,000
0.75% 10/31/17	15,000,000	14,811,915
0.75% 12/31/17	4,000,000	3,936,876
0.75% 2/28/18	2,500,000	2,452,735
0.75% 3/31/18	20,000,000	19,590,620
0.875% 9/15/16	4,000,000	4,022,108
0.875% 11/30/16	5,000,000	5,019,140
0.875% 12/31/16	12,200,000	12,233,831
0.875% 1/31/17	5,000,000	5,010,155
0.875% 2/28/17	6,200,000	6,207,025
0.875% 4/30/17	6,000,000	5,994,372
0.875% 1/31/18	12,500,000	12,336,425
0.875% 7/31/19	1,000,000	958,242
1.00% 8/31/16	4,000,000	4,032,968
1.00% 9/30/16	9,000,000	9,068,553
1.00% 10/31/16	5,250,000	5,288,147
1.00% 5/31/18	2,300,000	2,265,949
1.00% 11/30/19	3,500,000	3,353,983
1.125% 5/31/19	2,000,000	1,945,546
1.125% 4/30/20	17,000,000	16,264,223
1.25% 10/31/15	4,500,000	4,552,821
1.25% 11/30/18	3,000,000	2,958,984
1.25% 1/31/19	3,750,000	3,687,596
1.375% 11/30/15	7,500,000	7,602,390
1.375% 6/30/18	3,000,000	2,991,564
1.375% 7/31/18	35,000,000	34,861,925
1.375% 9/30/18	2,000,000	1,987,734
1.375% 11/30/18	3,000,000	2,975,157
1.375% 12/31/18	3,500,000	3,464,863
1.375% 1/31/20	20,000,000	19,488,280
1.50% 6/30/16	3,000,000	3,053,439
1.50% 7/31/16	5,000,000	5,089,455
1.50% 8/31/18	6,000,000	5,997,888
1.50% 12/31/18	12,300,000	12,239,459
1.625% 8/31/19	5,000,000	4,966,210
1.625% 11/15/22	6,750,000	6,380,856
1.75% 5/31/16	5,000,000	5,108,985
1.75% 10/31/18	2,000,000	2,014,688
1.75% 5/15/22	7,000,000	6,731,214
1.75% 5/15/23	25,000,000	23,699,225

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
1.875% 8/31/17	3,000,000	$3,070,314
1.875% 9/30/17	2,000,000	2,045,000
1.875% 10/31/17	2,000,000	2,044,062
2.00% 1/31/16	4,500,000	4,603,536
2.00% 4/30/16	6,000,000	6,151,170
2.00% 8/31/21	5,000,000	4,932,615
2.00% 11/15/21	4,700,000	4,628,034
2.00% 2/15/22	8,000,000	7,858,752
2.00% 2/15/23	14,150,000	13,733,240
2.125% 12/31/15	5,000,000	5,117,580
2.125% 2/29/16	4,000,000	4,102,736
2.125% 8/31/20	19,000,000	19,103,911
2.125% 8/15/21	7,500,000	7,463,963
2.25% 3/31/16	3,000,000	3,084,960
2.25% 11/30/17	3,750,000	3,872,314
2.25% 7/31/18	3,000,000	3,086,601
2.375% 3/31/16	2,000,000	2,060,508
2.375% 7/31/17	2,000,000	2,074,766
2.375% 5/31/18	4,000,000	4,137,968
2.375% 6/30/18	3,000,000	3,101,718
2.375% 8/15/24	3,000,000	2,965,548
2.50% 6/30/17	1,900,000	1,978,153
2.50% 8/15/23	3,250,000	3,269,805
2.625% 2/29/16	2,000,000	2,065,704
2.625% 4/30/16	1,000,000	1,035,117
2.625% 1/31/18	2,000,000	2,088,438
2.625% 4/30/18	3,000,000	3,131,952
2.625% 8/15/20	6,000,000	6,204,138
2.625% 11/15/20	6,500,000	6,704,393
2.75% 11/30/16	2,500,000	2,610,547
2.75% 5/31/17	3,000,000	3,141,915
2.75% 12/31/17	2,000,000	2,096,094
2.75% 2/28/18	2,500,000	2,620,703
2.75% 2/15/19	5,000,000	5,233,790
2.75% 2/15/24	16,000,000	16,378,752
2.875% 3/31/18	3,000,000	3,157,734
3.00% 8/31/16	2,000,000	2,092,890
3.00% 9/30/16	2,000,000	2,095,000
3.00% 2/28/17	2,000,000	2,104,376
3.125% 10/31/16	2,500,000	2,627,833
3.125% 1/31/17	3,500,000	3,689,767
3.125% 4/30/17	2,500,000	2,641,700
3.125% 5/15/19	4,000,000	4,251,408
3.125% 5/15/21	3,500,000	3,709,591
3.25% 5/31/16	1,700,000	1,779,290
3.25% 6/30/16	1,500,000	1,572,305
3.25% 7/31/16	1,850,000	1,942,102
3.25% 12/31/16	2,500,000	2,639,647
3.25% 3/31/17	2,500,000	2,647,363
3.375% 11/15/19	6,500,000	6,999,941
3.50% 2/15/18	4,100,000	4,398,529
3.50% 5/15/20	4,000,000	4,336,248

LVIP SSgA Bond Index Fund–49

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.625% 8/15/19	5,500,000	$5,979,749
3.625% 2/15/20	6,000,000	6,542,112
3.625% 2/15/21	9,000,000	9,819,846
3.75% 11/15/18	3,630,000	3,948,050
3.875% 5/15/18	4,850,000	5,279,492
4.00% 8/15/18	5,550,000	6,082,456
4.25% 11/15/17	2,500,000	2,737,403
4.50% 11/15/15	7,000,000	7,338,653
4.50% 2/15/16	3,000,000	3,173,145
4.50% 5/15/17	1,350,000	1,474,822
4.625% 11/15/16	3,600,000	3,899,250
4.625% 2/15/17	1,700,000	1,852,735
4.75% 8/15/17	2,500,000	2,761,915
4.875% 8/15/16	2,000,000	2,160,546
5.125% 5/15/16	1,500,000	1,614,199
6.25% 8/15/23	1,600,000	2,094,750
7.125% 2/15/23	1,000,000	1,365,312
7.25% 5/15/16	1,000,000	1,110,117
7.25% 8/15/22	500,000	680,429
7.50% 11/15/16	800,000	915,250
7.625% 11/15/22	500,000	698,281
7.875% 2/15/21	750,000	1,011,827
8.00% 11/15/21	1,700,000	2,353,437
8.125% 8/15/19	750,000	975,000
8.125% 5/15/21	500,000	686,875
8.125% 8/15/21	700,000	969,063

	Principal Amount°	Value (U.S. $)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
8.50% 2/15/20	150,000	$201,234
8.75% 5/15/17	1,000,000	1,204,062
8.75% 5/15/20	900,000	1,230,082
8.75% 8/15/20	800,000	1,101,938
8.875% 8/15/17	750,000	916,992
8.875% 2/15/19	750,000	981,650
9.125% 5/15/18	250,000	319,189
9.25% 2/15/16	200,000	224,559
9.875% 11/15/15	500,000	554,375

Total U.S. Treasury Obligations (Cost $806,683,565)		823,280,420

	Number of Shares

MONEY MARKET FUND–4.50%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	105,742,846	105,742,846

Total Money Market Fund (Cost $105,742,846)		105,742,846

TOTAL VALUE OF SECURITIES–103.63% (Cost $2,371,353,185)	2,433,615,431
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.63%)	(85,144,645)

NET ASSETS APPLICABLE TO 205,382,796 SHARES OUTSTANDING–100.00%	$2,348,470,786

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2014, the aggregate value of Rule 144A securities was $4,999,277, which represents 0.21% of the Fund’s net assets.

Δ	Securities have been classified by country of origin.

•	Variable rate security. The rate shown is the rate as of September 30, 2014. Interest rates reset periodically.

^	Zero coupon security. The rate shown is the yield at the time of purchase.

¿

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

ß	Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 9/30/14	Interest Income
Lincoln National	$ 494,415	$—	$—	$—	$514,434	$14,902

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

φ	Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2014.

LVIP SSgA Bond Index Fund–50

LVIP SSgA Bond Index Fund

Schedule of Investments (continued)

Summary of Abbreviations:

ARM–Adjustable Rate Mortgage

AGM–Insured by Assured Guaranty Municipal Corporation

GNMA–Government National Mortgage Association

NATL-RE–Insured by the National Public Finance Guarantee Corporation

NCUA–National Credit Union Administration

PSF–Guaranteed by Permanent School Fund

REIT–Real Estate Investment Trust

S.F.–Single Family

TBA–To Be Announced

yr–year

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$819,896,488	$819,896,488
Corporate Debt	—	579,146,632	579,146,632
Foreign Debt	—	84,108,301	84,108,301
Municipal Bonds	—	21,440,744	21,440,744
U.S. Treasury Obligations	—	823,280,420	823,280,420
Money Market Fund	105,742,846	—	105,742,846

Total	$105,742,846	$2,327,872,585	$2,433,615,431

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Bond Index Fund–51

LVIP SSgA Developed International 150 Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–97.08%
Australia–3.26%
Asciano	1,191,441	$6,311,155
Bendigo & Adelaide Bank	558,326	5,827,000
Incitec Pivot	2,093,978	4,968,466
Sonic Healthcare	358,884	5,511,434
Woodside Petroleum	158,815	5,645,449

		28,263,504

Austria–1.09%
OMV	126,617	4,261,333
Voestalpine	130,651	5,165,291

		9,426,624

Belgium–1.23%
Ageas	128,961	4,281,580
Belgacom	183,339	6,382,220

		10,663,800

Canada–2.45%
Agrium	58,825	5,229,823
Canadian Oil Sands	273,479	5,045,387
Suncor Energy	164,146	5,940,829
Teck Resources Class B	265,732	5,032,974

		21,249,013

Denmark–1.20%
A.P. Moller-Maersk Class B	2,394	5,686,991
TDC	621,357	4,719,127

		10,406,118

Finland–3.00%
Fortum	252,570	6,160,299
Metso	175,581	6,254,093
Nokian Renkaat	142,093	4,285,927
Stora Enso Class R	537,043	4,480,429
UPM-Kymmene	335,970	4,799,553

		25,980,301

France–7.94%
†Alstom	210,198	7,189,769
AXA	220,969	5,445,357
Bouygues	137,733	4,464,954
Cap Gemini	75,866	5,445,811
Casino Guichard Perrachon	48,255	5,197,282
GDF Suez	209,932	5,266,179
Orange	388,852	5,847,247
Renault	59,123	4,282,798
Rexel	222,021	4,143,423
Sanofi	55,071	6,229,810
SCOR SE	164,162	5,128,877
Total	87,566	5,690,607
Vinci	77,351	4,494,783

		68,826,897

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany–5.93%
Allianz	33,970	$5,507,178
Bayerische Motoren Werke	45,503	4,886,511
Daimler	60,791	4,663,160
Deutsche Telekom	355,412	5,387,051
E.ON	293,787	5,378,839
Hannover Rueckversicherung	64,210	5,192,256
K+S	174,829	4,958,659
Muenchener Rueckversicherungs	26,288	5,198,144
RWE	141,492	5,514,361
Volkswagen	22,659	4,702,362

		51,388,521

■Hong Kong–7.99%
BOC Hong Kong Holdings	2,015,500	6,424,287
Cheung Kong Holdings	346,000	5,699,196
Henderson Land Development	1,082,400	7,011,690
Hutchison Whampoa	433,771	5,251,160
Link REIT	1,167,500	6,728,478
MTR	1,552,500	6,078,160
New World Development	5,710,033	6,647,739
Sino Land	3,908,000	6,039,524
Sun Hung Kai Properties	469,153	6,652,253
Swire Pacific Class A	492,500	6,342,685
Wharf Holdings	898,000	6,383,845

		69,259,017

Israel–0.69%
Teva Pharmaceutical Industries	111,328	6,006,374

		6,006,374

Japan–31.52%
Aeon	508,800	5,066,426
Aisin Seiki	158,800	5,727,023
Bridgestone	161,700	5,340,605
Canon	185,400	6,036,299
Dai Nippon Printing	598,000	5,995,541
Daiichi Sankyo	340,400	5,341,981
Eisai	147,200	5,952,966
FUJIFILM Holdings	213,495	6,560,691
Hitachi	776,631	5,931,049
Honda Motor	162,800	5,641,180
Isuzu Motors	498,500	7,045,776
ITOCHU	490,500	5,993,434
Japan Tobacco	182,600	5,939,308
JFE Holdings	304,500	6,076,672
JX Holdings	1,190,300	5,486,679
Kirin Holdings	413,800	5,495,825
Kobe Steel	4,317,000	7,007,031
Komatsu	276,700	6,399,941
Konica Minolta Holdings	614,095	6,630,087
Kuraray	501,300	5,878,556
Kyocera	127,100	5,923,568
LIXIL Group	208,000	4,443,934

LVIP SSgA Developed International 150 Fund–1

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Marubeni	853,600	$5,844,006
Mitsubishi	308,700	6,322,347
Mitsubishi Chemical Holdings	1,378,500	6,782,826
Mitsubishi UFJ Financial Group	1,043,300	5,900,284
Mitsui	405,400	6,393,465
Mizuho Financial Group	2,900,400	5,181,128
MS&AD Insurance Group Holdings	250,300	5,460,655
Nippon Yusen	1,972,000	5,196,808
Nissan Motor	643,000	6,267,879
Otsuka Holdings	191,548	6,602,393
Resona Holdings	1,185,300	6,683,897
Ricoh	497,200	5,340,825
Sega Sammy Holdings	256,200	4,123,403
Seiko Epson	184,100	8,847,007
Sekisui Chemical	551,000	6,320,686
Sekisui House	461,900	5,441,798
Shionogi	309,100	7,091,557
Sumitomo	450,600	4,973,796
Sumitomo Metal Mining	456,000	6,420,134
Sumitomo Mitsui Financial Group	134,200	5,471,282
†Tokyo Electric Power	1,422,600	4,981,338
Toyota Motor	101,500	5,981,804
Toyota Tsusho	225,800	5,501,642
West Japan Railway	140,400	6,285,449

		273,330,981

Netherlands–2.52%
Aegon	640,707	5,286,197
Koninklijke Ahold	286,034	4,631,732
Koninklijke Boskalis Westminster	107,346	6,044,546
Royal Dutch Shell Class A	1,697	64,883
Royal Dutch Shell Class B	147,210	5,815,709

		21,843,067

Norway–2.09%
Orkla	673,682	6,092,162
Statoil	203,514	5,549,691
Yara International	129,958	6,525,409

		18,167,262

Portugal–0.62%
Energias de Portugal	1,236,501	5,396,103

		5,396,103

Singapore–2.48%
Keppel	663,000	5,457,218
Sembcorp Industries	1,316,000	5,343,848
Singapore Press Holdings	1,720,000	5,662,995
Wilmar International	2,088,000	5,057,751

		21,521,812

Spain–2.63%
Enagas	188,783	6,087,674

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Ferrovial	268,526	$5,208,035
Iberdrola	836,049	5,987,596
Repsol	230,777	5,480,095

		22,763,400

Sweden–2.53%
Boliden	378,472	6,141,693
Ericsson Class B	432,174	5,485,946
Skanska Class B	244,327	5,055,088
TeliaSonera	763,376	5,280,931

		21,963,658

Switzerland–2.47%
Baloise Holding	45,632	5,855,465
Swiss Prime Site	67,542	5,016,213
Swiss Re	61,945	4,941,195
†Zurich Insurance Group	18,700	5,578,757

		21,391,630

United Kingdom–15.44%
Amlin	711,717	5,007,338
Anglo American	225,732	5,064,528
Antofagasta	412,517	4,821,553
AstraZeneca	88,867	6,398,527
BAE Systems	831,823	6,358,028
Barclays	1,476,536	5,444,272
Berkeley Group Holdings	131,563	4,798,727
BP	718,039	5,278,217
G4S	1,426,665	5,798,106
HSBC Holdings	567,160	5,756,508
Imperial Tobacco Group	142,192	6,140,718
Informa	652,080	5,169,155
J Sainsbury	1,090,387	4,445,580
Meggitt	718,103	5,252,495
Old Mutual	1,713,546	5,047,316
Pearson	324,159	6,516,127
Resolution	1,153,220	5,759,883
†Rsa Insurance Group	769,584	6,044,489
Standard Chartered	274,929	5,083,065
Tate & Lyle	516,231	4,950,039
Tesco	1,167,388	3,523,747
Vodafone Group	1,564,486	5,183,969
William Hill	1,010,498	6,057,761
WM Morrison Supermarkets	1,618,763	4,416,489
WPP	278,558	5,599,473

		133,916,110

Total Common Stock (Cost $803,823,411)		841,764,192

LVIP SSgA Developed International 150 Fund–2

LVIP SSgA Developed International 150 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

WARRANT–0.00%
Sun Hung Kai Properties	37,310	$62,369

Total Warrant (Cost $27,662)		62,369

MONEY MARKET FUND–1.96%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	16,995,216	16,995,216

Total Money Market Fund (Cost $16,995,216)		16,995,216

TOTAL VALUE OF SECURITIES–99.04% (Cost $820,846,289)	$858,821,777
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.96%	8,283,076

NET ASSETS APPLICABLE TO 88,049,654 SHARES OUTSTANDING–100.00%	$867,104,853

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $1,016,000 cash pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
254 E-miniMSCI EAFE Index	$23,978,426	$23,364,190	12/22/14	$(614,236)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Common Stock	$841,764,192
Money Market Fund	16,995,216
Warrant	62,369

Total	$858,821,777

Futures Contracts	$(614,236)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Developed International 150 Fund–3

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–96.38%
Brazil–7.03%
Banco do Brasil	614,926	$6,396,999
BR Malls Participacoes	716,100	5,629,551
Cia De Saneamento Basico Do Estado De Sao Paulo ADR	664,500	5,389,095
Cia Energetica de Minas Gerais ADR	919,358	5,727,600
Cia Siderurgica Nacional	525,700	1,877,347
Cia Siderurgica Nacional ADR	899,153	3,191,993
Cyrela Brazil Realty	1,026,400	5,179,390
Petroleo Brasileiro ADR	444,250	6,614,884
Vale ADR	469,654	4,560,340

		44,567,199

Czech Republic–1.04%
CEZ	216,581	6,587,183

		6,587,183

¡Hong Kong–30.40%
Agricultural Bank of China	14,260,000	6,317,495
Bank of China	14,011,100	6,279,404
Bank of Communications	9,506,000	6,623,111
Belle International Holdings	6,235,000	7,009,994
China CITIC Bank	10,782,000	6,540,142
China Coal Energy	11,029,000	6,448,503
China Communications Construction	8,909,000	6,425,160
China Construction Bank	8,876,000	6,218,464
China Merchants Bank	3,428,000	5,862,810
China Merchants Holdings
International	1,808,934	5,591,147
China Minsheng Banking	7,434,000	6,797,478
China Mobile	679,000	7,848,220
China National Building Material	6,196,000	5,617,602
China Railway Construction	7,377,000	6,707,357
China Railway Group	13,405,000	7,112,642
China Resources Enterprise	2,200,000	5,207,570
China Shenhua Energy	2,151,500	5,998,825
China Telecom	13,426,000	8,230,392
CITIC Pacific	3,503,000	5,846,717
CNOOC	4,134,000	7,091,557
COSCO Pacific	4,887,710	6,483,501
Country Garden Holdings	14,876,000	5,613,332
Dongfeng Motor Group	4,390,000	7,214,099
Evergrande Real Estate Group	13,169,000	4,952,250
Geely Automobile Holdings	15,800,000	6,613,135
Industrial & Commercial Bank of China	10,104,000	6,298,043
Jiangxi Copper	3,696,000	6,083,167
Shanghai Industrial Holdings	1,872,000	5,544,988
Shimao Property Holdings	2,835,000	5,739,480
Sinopharm Group	2,268,000	8,295,228

		192,611,813

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Hungary–0.88%
Richter Gedeon	356,276	$5,575,184

		5,575,184

India–3.35%
Hindalco Industries	2,617,823	6,624,859
NTPC	3,094,882	6,950,244
State Bank of India	193,501	7,640,384

		21,215,487

Indonesia–0.88%
Indofood Sukses Makmur	9,669,000	5,554,616

		5,554,616

Malaysia–2.07%
IOI	4,227,000	6,198,741
UMW Holdings	1,847,900	6,907,090

		13,105,831

Mexico–1.91%
Coca-Cola Femsa	590,200	5,952,993
Fomento Economico Mexicano ADR	66,735	6,142,957

		12,095,950

Poland–2.95%
KGHM Polska Miedz	172,387	6,586,214
PGE	993,280	6,290,873
Tauron Polska Energia	3,575,809	5,799,485

		18,676,572

Republic of Korea–15.54%
CJ CheilJedang	23,138	8,498,957
DGB Financial Group	431,203	6,866,876
Hyundai Motor	26,456	4,777,352
Hyundai Steel	96,520	6,788,743
Industrial Bank of Korea	491,890	7,436,983
Kia Motors	111,982	5,700,207
KT&G	83,007	7,435,577
LG	114,690	8,349,393
Lotte Shopping	19,823	5,937,787
POSCO	22,434	6,985,705
Samsung Electro-Mechanics	95,823	4,496,174
Samsung Electronics	4,945	5,549,912
Samsung Heavy Industries	208,490	4,990,163
SK Holdings	34,407	6,147,893
SK Telecom	30,815	8,470,875

		98,432,597

Russia–5.37%
@Gazprom ADR	805,635	5,671,670
LUKOIL ADR	111,391	5,680,941
@Rosneft GDR	930,912	5,424,424
Rostelecom ADR	435,887	6,974,192
Sberbank of Russia ADR	630,832	4,996,189

LVIP SSgA Emerging Markets 100 Fund–1

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Russia (continued)
VTB Bank GDR	2,756,650	$5,302,141

		34,049,557

South Africa–6.18%
AVI	1,160,724	7,189,406
Foschini Group	609,905	6,333,980
Imperial Holdings	346,691	5,343,845
Investec	770,289	6,476,808
Netcare	2,799,971	7,842,688
Spar Group	537,782	5,984,304

		39,171,031

Taiwan–10.81%
Asustek Computer	630,000	6,005,917
Lite-On Technology	4,205,957	6,062,827
Mega Financial Holding	8,050,000	6,602,482
Pegatron	4,189,000	7,711,506
Pou Chen	4,423,000	4,914,444
Radiant Opto-Electronics	1,545,000	6,120,069
Synnex Technology International	3,877,000	5,352,860
Taiwan Fertilizer	2,978,000	4,924,175
Uni-President Enterprises	3,800,040	6,595,730
Wistron	7,735,723	7,895,930
WPG Holdings	5,169,000	6,321,065

		68,507,005

Thailand–3.19%
Bangkok Bank NVDR	1,129,200	7,102,106
Krung Thai Bank NVDR	10,778,700	7,875,912
PTT Global Chemical NVDR	2,789,770	5,246,677

		20,224,695

Turkey–4.78%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	5,274,438	5,513,996

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Turkey (continued)
KOC Holding	1,473,568	$6,796,303
†Turk Hava Yollari	2,016,932	5,732,035
Turkiye Halk Bankasi	1,003,138	6,036,629
Turkiye Is Bankasi Class C	2,798,228	6,219,377

		30,298,340

Total Common Stock (Cost $603,205,129)		610,673,060

PREFERRED STOCK–2.51%
Brazil–2.51%
Bradespar 8.33%	712,400	5,210,411
Metalurgica Gerdau 3.07%	805,300	4,685,573
Telefonica Brasil 7.71%	291,864	5,748,077
Vale 7.64%	24,900	241,939

Total Preferred Stock (Cost $20,813,902)		15,886,000

RIGHT–0.01%
Country Garden Holdings exercise price HKD 2.50, expiration date 10/16/14	991,733	56,197

Total Right (Cost $0)		56,197

MONEY MARKET FUND–0.67%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,234,139	4,234,139

Total Money Market Fund (Cost $4,234,139)		4,234,139

TOTAL VALUE OF SECURITIES–99.57% (Cost $628,253,170)	630,849,396
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.43%	2,749,738

NET ASSETS APPLICABLE TO 64,657,469 SHARES OUTSTANDING–100.00%	$633,599,134

Δ	Securities have been classified by country of origin.

¢	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $264,450 cash pledged as collateral for futures contracts as of September 30, 2014.

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $11,096,094, which represents 1.75% of the Fund’s net assets.

LVIP SSgA Emerging Markets 100 Fund–2

LVIP SSgA Emerging Markets 100 Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
123 E-mini MSCI Emerging Markets Index	$6,460,263	$6,166,605	12/22/14	$(293,658)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

GDR–Global Depositary Receipt

NVDR–Non-Voting Depositary Receipt

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Common Stock	$605,370,919	$5,302,141	$610,673,060
Money Market Fund	4,234,139	—	4,234,139
Preferred Stock	15,886,000	—	15,886,000
Right	56,197	—	56,197

Total	$625,547,255	$5,302,141	$630,849,396

Futures Contracts	$(293,658)	$—	$(293,658)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Emerging Markets 100 Fund–3

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.22%
Aerospace & Defense–3.93%
General Dynamics	109,974	$13,976,596
L-3 Communications Holdings	101,294	12,045,882
Northrop Grumman	97,037	12,785,595
Raytheon	121,225	12,318,885

		51,126,958

Auto Components–2.00%
Johnson Controls	253,026	11,133,144
†TRW Automotive Holdings	146,679	14,851,249

		25,984,393

Automobiles–0.87%
Ford Motor	767,493	11,351,221

		11,351,221

Banks–3.58%
Fifth Third Bancorp	521,689	10,444,214
JPMorgan Chase	197,209	11,879,870
PNC Financial Services Group	137,591	11,775,038
Wells Fargo	240,716	12,485,939

		46,585,061

Beverages–2.25%
Dr Pepper Snapple Group	219,851	14,138,618
Molson Coors Brewing Class B	203,408	15,141,691

		29,280,309

Capital Markets–1.03%
Goldman Sachs Group	73,052	13,410,156

		13,410,156

Chemicals–1.81%
Dow Chemical	246,422	12,922,370
Mosaic	239,489	10,635,706

		23,558,076

Commercial Services & Supplies–2.09%
Republic Services	350,560	13,678,851
Waste Management	284,626	13,528,274

		27,207,125

Communications Equipment–1.04%
Cisco Systems	534,278	13,447,777

		13,447,777

Consumer Finance–0.97%
Capital One Financial	155,181	12,665,873

		12,665,873

Containers & Packaging–0.83%
Rock-Tenn Class A	226,916	10,796,663

		10,796,663

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Distributors–0.93%
Genuine Parts	137,883	$12,093,718

		12,093,718

Diversified Financial Services–0.78%
Leucadia National	427,608	10,194,175

		10,194,175

Diversified Telecommunication Services–1.15%
CenturyLink	364,562	14,906,940

		14,906,940

Electric Utilities–3.90%
American Electric Power	236,384	12,341,609
Duke Energy	168,171	12,574,146
Entergy	179,107	13,850,344
PPL	361,343	11,866,504

		50,632,603

Electrical Equipment–0.78%
Eaton	159,389	10,100,481

		10,100,481

Electronic Equipment, Instruments & Components–0.86%
Corning	575,098	11,122,395

		11,122,395

Food & Staples Retailing–0.92%
Wal-Mart Stores	156,641	11,978,337

		11,978,337

Food Products–3.93%
Archer-Daniels-Midland	275,928	14,099,921
ConAgra Foods	385,907	12,750,367
Kraft Foods Group	213,416	12,036,662
Smucker (J.M.)	123,161	12,191,707

		51,078,657

Health Care Equipment & Supplies–1.92%
Abbott Laboratories	310,959	12,932,785
Medtronic	194,529	12,051,072

		24,983,857

Health Care Providers & Services–8.26%
Aetna	159,662	12,932,622
Cardinal Health	171,062	12,815,965
Cigna	143,027	12,971,119
Humana	106,266	13,845,397
Quest Diagnostics	206,773	12,546,986
UnitedHealth Group	146,084	12,599,745
Universal Health Services Class B	145,897	15,246,237
WellPoint	120,252	14,384,544

		107,342,615

LVIP SSgA Large Cap 100 Fund–1

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure–0.98%
Carnival	316,232	$12,703,039

		12,703,039

Household Durables–1.96%
Newell Rubbermaid	400,406	13,777,970
Whirlpool	80,102	11,666,856

		25,444,826

Industrial Conglomerates–0.91%
General Electric	462,440	11,847,713

		11,847,713

Insurance–6.73%
ACE	120,835	12,671,966
American International Group	239,441	12,934,603
Cincinnati Financial	246,073	11,577,735
Everest Re Group	78,265	12,679,713
Travelers	140,686	13,216,043
Unum Group	339,079	11,657,536
XL Group	383,169	12,709,716

		87,447,312

IT Services–2.01%
Computer Sciences	196,910	12,041,047
Xerox	1,059,590	14,018,376

		26,059,423

Leisure Products–0.70%
Mattel	298,567	9,151,078

		9,151,078

Machinery–1.74%
Deere	131,901	10,814,563
Dover	146,486	11,767,220

		22,581,783

Media–4.02%
Comcast Class A	239,338	12,871,598
Interpublic Group	698,551	12,797,454
†Liberty Global Class A	287,873	12,246,117
†Time	22,959	537,929
Time Warner	183,274	13,784,038

		52,237,136

Metals & Mining–1.82%
Freeport-McMoRan Copper & Gold	362,024	11,820,084
Newmont Mining	510,854	11,775,185

		23,595,269

Multiline Retail–1.94%
Kohl’s	210,781	12,863,964
Target	197,901	12,404,435

		25,268,399

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multi-Utilities–0.97%
Consolidated Edison	223,195	$12,646,229

		12,646,229

Oil, Gas & Consumable Fuels–7.56%
Apache	144,394	13,554,265
Chesapeake Energy	467,396	10,745,434
Chevron	100,688	12,014,092
ConocoPhillips	170,181	13,022,250
Hess	144,460	13,625,467
HollyFrontier	251,614	10,990,499
Marathon Oil	337,142	12,673,168
Murphy Oil	190,490	10,840,786
†Seventy Seven Energy	33,335	791,373

		98,257,334

Pharmaceuticals–1.86%
Lilly (Eli)	203,433	13,192,630
Pfizer	372,742	11,021,981

		24,214,611

Real Estate Investment Trusts–1.81%
American Capital Agency	557,199	11,840,479
Annaly Capital Management	1,091,526	11,657,498

		23,497,977

Road & Rail–2.08%
CSX	413,326	13,251,232
Norfolk Southern	123,223	13,751,687

		27,002,919

Semiconductors & Semiconductor Equipment–4.32%
Broadcom Class A	380,379	15,374,919
Intel	463,875	16,152,127
KLA-Tencor	173,207	13,645,247
Maxim Integrated Products	361,536	10,932,849

		56,105,142

Software–3.89%
Activision Blizzard	585,788	12,178,532
CA	386,575	10,800,905
Microsoft	292,153	13,544,213
Symantec	599,547	14,095,350

		50,619,000

Specialty Retail–2.15%
Best Buy	453,383	15,229,135
Staples	1,055,882	12,776,172

		28,005,307

Technology Hardware, Storage & Peripherals–2.22%
Apple	156,180	15,735,135
Hewlett-Packard	370,031	13,125,000

		28,860,135

LVIP SSgA Large Cap 100 Fund–2

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–0.66%
Coach	241,121	$8,586,319

		8,586,319

Thrifts & Mortgage Finance–0.91%
New York Community Bancorp	745,109	11,824,880

		11,824,880

Tobacco–2.15%
Altria Group	319,936	14,697,860
Reynolds American	224,111	13,222,549

		27,920,409

Total Common Stock (Cost $1,051,409,907)		1,263,723,630

MONEY MARKET FUND–2.34%
Dreyfus Treasury & Agency Cash
Management Fund - Institutional Shares	30,497,442	30,497,442

Total Money Market Fund (Cost $30,497,442)		30,497,442

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–0.21%
U.S. Treasury Obligations–0.21%
U.S. Treasury Bill
¥ 0.005% 10/9/14	300,000	$299,999
¥ 0.013% 11/6/14	1,760,000	1,759,977
U.S. Treasury Bills
¥ 0.01% 11/28/14	675,000	674,989

Total Short-Term Investments (Cost $2,734,966)		2,734,965

TOTAL VALUE OF SECURITIES–99.77% (Cost $1,084,642,315)	1,296,956,037
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.23%	2,952,934

NET ASSETS APPLICABLE TO 83,106,936 SHARES OUTSTANDING–100.00%	$1,299,908,971

†	Non-income producing for the period.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
337 E-mini S&P 500 Index	$33,409,339	$33,118,675	12/22/14	$(290,664)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSgA Large Cap 100 Fund–3

LVIP SSgA Large Cap 100 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Common Stock	$1,263,723,630	$—	$1,263,723,630
Money Market Fund	30,497,442	—	30,497,442
Short-Term Investments	—	2,734,965	2,734,965

Total	$1,294,221,072	$2,734,965	$1,296,956,037

Futures Contracts	$(290,664)	$—	$(290,664)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Large Cap 100 Fund–4

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.56%
Aerospace & Defense–1.33%
AAR	42,110	$1,016,957
Exelis	56,809	939,621
National Presto Industries	13,953	847,087

		2,803,665

Air Freight & Logistics–0.49%
†Atlas Air Worldwide Holdings	30,972	1,022,695

		1,022,695

Airlines–0.31%
SkyWest	84,751	659,363

		659,363

Auto Components–1.06%
Cooper Tire & Rubber	44,939	1,289,749
Superior Industries International	53,250	933,473

		2,223,222

Banks–0.91%
First Niagara Financial Group	115,771	964,372
Susquehanna Bancshares	94,100	941,000

		1,905,372

Capital Markets–7.09%
Apollo Investment	131,599	1,075,164
Arlington Asset Investment Class A	41,283	1,049,001
Fidus Investment	56,476	932,419
Gladstone Capital	108,303	949,817
Gladstone Investment	132,112	939,316
Golub Capital	61,166	975,598
MCG Capital	288,462	1,015,386
Medallion Financial	82,705	964,340
Medley Capital	78,713	929,601
New Mountain Finance	75,174	1,104,306
Prospect Capital	101,234	1,002,217
Solar Capital	49,214	919,318
Solar Senior Capital	63,909	983,560
TCP Capital	66,095	1,062,147
TICC Capital	111,816	987,335

		14,889,525

Chemicals–0.88%
Axiall	24,246	868,249
Olin	38,834	980,559

		1,848,808

Commercial Services & Supplies–3.36%
ABM Industries	38,085	978,404
ADT	36,466	1,293,084
Brady Class A	40,278	903,838
Ennis	66,083	870,313
McGrath RentCorp	30,764	1,052,129
Quad Graphics	46,576	896,588
United Stationers	26,664	1,001,766

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
†Vectrus	3,156	$61,638

		7,057,760

Communications Equipment–3.16%
Black Box	44,913	1,047,371
Comtech Telecommunications	34,310	1,274,617
InterDigital	32,503	1,294,269
†NETGEAR	32,460	1,014,375
Plantronics	24,536	1,172,330
Tessco Technologies	28,951	839,289

		6,642,251

Construction & Engineering–1.00%
KBR	40,211	757,173
URS	23,164	1,334,478

		2,091,651

Containers & Packaging–1.43%
Bemis	27,845	1,058,667
Greif Class A	20,762	909,583
Sonoco Products	26,606	1,045,350

		3,013,600

Diversified Telecommunication Services–1.20%
Frontier Communications	191,686	1,247,876
†Iridium Communications	143,750	1,272,188

		2,520,064

Electric Utilities–1.53%
Empire District Electric	44,185	1,067,068
Pinnacle West Capital	19,962	1,090,724
Westar Energy	31,007	1,057,959

		3,215,751

Electrical Equipment–1.57%
Global Power Equipment Group	55,054	820,305
Powell Industries	16,615	678,889
Preformed Line Products	15,978	842,999
Regal-Beloit	14,997	963,557

		3,305,750

Electronic Equipment, Instruments & Components–3.80%
Avnet	23,523	976,205
AVX	82,929	1,101,297
†Fabrinet	52,567	767,478
Jabil Circuit	60,501	1,220,305
Park Electrochemical	36,213	852,816
†Synnex	17,730	1,145,890
†TTM Technologies	127,699	869,630
Vishay Intertechnology	73,425	1,049,243

		7,982,864

Energy Equipment & Services–2.04%
Bristow Group	14,450	971,040

LVIP SSgA Small-Mid Cap 200 Fund–1

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
Diamond Offshore Drilling	22,018	$754,557
†Hercules Offshore	233,484	513,665
Superior Energy Services	35,528	1,167,805
Tidewater	22,503	878,292

		4,285,359

Food & Staples Retailing–1.57%
Ingles Markets Class A	45,195	1,070,670
Roundy’s	154,414	461,698
SpartanNash	46,566	905,709
Weis Markets	22,243	868,144

		3,306,221

Food Products–1.18%
Fresh Del Monte Produce	39,676	1,265,664
Ingredion	16,053	1,216,657

		2,482,321

Health Care Equipment & Supplies–5.18%
Analogic	13,112	838,644
CONMED	25,194	928,147
Cooper	7,867	1,225,285
CryoLife	108,074	1,066,690
DENTSPLY International	23,679	1,079,762
Hill-Rom Holdings	28,310	1,172,883
ResMed	24,113	1,188,048
STERIS	22,561	1,217,392
†Symmetry Medical	108,074	1,090,467
Teleflex	10,150	1,066,156

		10,873,474

Health Care Providers & Services–7.59%
Chemed	12,019	1,236,755
Ensign Group	24,525	853,470
†IPC The Hospitalist	21,870	979,557
Kindred Healthcare	46,748	906,911
†LHC Group	49,536	1,149,235
†Magellan Health Services	18,121	991,762
†Molina Healthcare	29,068	1,229,576
Omnicare	18,012	1,121,427
Owens & Minor	31,132	1,019,262
Patterson	26,166	1,084,057
†Providence Service	38,630	1,868,919
Select Medical Holdings	87,238	1,049,473
†Triple-S Management Class B	67,647	1,346,175
U.S. Physical Therapy	31,600	1,118,324

		15,954,903

Hotels, Restaurants & Leisure–1.11%
International Game Technology	77,656	1,310,057
Marcus	64,428	1,017,962

		2,328,019

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–2.80%
CSS Industries	39,998	$969,951
D.R.Horton	50,527	1,036,814
MDC Holdings	38,570	976,592
NACCO Industries Class A	19,843	986,792
PulteGroup	56,847	1,003,918
Ryland Group	27,355	909,280

		5,883,347

Insurance–3.07%
Endurance Specialty Holdings	20,240	1,116,843
Horace Mann Educators	37,601	1,072,004
Meadowbrook Insurance Group	184,565	1,079,705
Old Republic International	66,710	952,619
Safety Insurance Group	20,261	1,092,271
Validus Holdings	29,037	1,136,508

		6,449,950

Internet & Catalog Retail–0.53%
PetMed Express	81,546	1,109,026

		1,109,026

Internet Software & Services–1.32%
EarthLink Holdings	299,927	1,025,750
j2 Global	21,766	1,074,370
†QuinStreet	163,776	679,670

		2,779,790

IT Services–3.22%
Computer Task Group	63,037	699,711
Convergys	49,062	874,285
CSG Systems International	42,012	1,104,075
DST Systems	11,476	963,066
†Global Cash Access Holdings	158,704	1,071,252
Leidos Holdings	30,945	1,062,342
ManTech International Class A	37,077	999,225

		6,773,956

Life Sciences Tools & Services–0.50%
PerkinElmer	24,172	1,053,899

		1,053,899

Machinery–2.82%
AGCO	19,848	902,290
Briggs & Stratton	49,207	886,710
Joy Global	18,856	1,028,406
Kadant	29,878	1,166,736
Kennametal	24,609	1,016,598
Miller Industries	54,892	927,675

		5,928,415

Media–2.87%
Cinemark Holdings	37,687	1,282,865
Gannett	38,990	1,156,833
Harte-Hanks	123,020	783,637

LVIP SSgA Small-Mid Cap 200 Fund–2

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
Meredith	23,564	$1,008,539
Scholastic	31,669	1,023,542
Spok Holdings	60,269	784,100

		6,039,516

Metals & Mining–2.41%
Cliffs Natural Resources	52,037	540,144
Kaiser Aluminum	15,307	1,166,700
Reliance Steel & Aluminum	15,421	1,054,796
Schnitzer Steel Industries	37,854	910,389
Steel Dynamics	61,376	1,387,711

		5,059,740

Multiline Retail–0.61%
Dillard’s Class A	11,833	1,289,560

		1,289,560

Multi-Utilities–1.07%
Integrys Energy Group	18,243	1,182,511
SCANA	21,260	1,054,709

		2,237,220

Oil, Gas & Consumable Fuels–3.39%
CVR Energy	25,442	1,138,021
Delek U.S. Holdings	37,607	1,245,544
Denbury Resources	66,732	1,002,982
Energy XXI Bermuda	45,413	515,438
†Halcon Resources	248,588	984,408
†Renewable Energy Group	90,343	916,981
Tesoro	21,609	1,317,717

		7,121,091

Paper & Forest Products–0.50%
Schweitzer-Mauduit International	25,652	1,059,684

		1,059,684

Pharmaceuticals–0.62%
†Prestige Brands Holdings	40,100	1,298,037

		1,298,037

Professional Services–0.79%
CDI	63,756	925,737
Kelly Services Class A	46,202	723,985

		1,649,722

Real Estate Investment Trusts–9.76%
Anworth Mortgage Asset	220,428	1,055,850
Apollo Commercial Real Estate Finance	64,661	1,015,824
Ares Commercial Real Estate	81,466	952,338
ARMOUR Residential REIT	265,397	1,021,778
Capstead Mortgage	86,399	1,057,524
†CareTrust REIT	24,025	343,557
Chimera Investment	357,181	1,085,830

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Colony Financial	49,819	$1,114,949
Dynex Capital	122,199	987,368
Invesco Mortgage Capital	66,350	1,043,022
JAVELIN Mortgage Investment	81,586	979,848
MFA Financial	141,068	1,097,509
New Residential Investment	168,983	985,171
New York Mortgage Trust	140,490	1,015,743
PennyMac Mortgage Investment Trust	44,813	960,343
Redwood Trust	53,968	894,789
Resource Capital	196,361	956,278
Select Income REIT	36,050	867,003
Starwood Property Trust	45,610	1,001,596
Two Harbors Investment	106,634	1,031,151
Western Asset Mortgage Capital	69,893	1,033,019

		20,500,490

Semiconductors & Semiconductor Equipment–2.79%
Brooks Automation	100,040	1,051,420
†First Solar	15,662	1,030,716
Marvell Technology Group	69,450	936,186
MKS Instruments	36,575	1,220,874
†OmniVision Technologies	61,662	1,631,577

		5,870,773

Software–2.11%
Compuware	104,048	1,103,949
Ebix	64,132	909,392
Epiq Systems	80,085	1,406,293
Mentor Graphics	49,627	1,017,105

		4,436,739

Specialty Retail–5.87%
American Eagle Outfitters	89,276	1,296,288
Big 5 Sporting Goods	67,102	628,746
Cato Class A	40,350	1,390,461
Chico’s FAS	68,222	1,007,639
†Citi Trends	67,044	1,481,672
Destination Maternity	40,033	618,110
GameStop Class A	26,522	1,092,706
Group 1 Automotive	16,433	1,194,843
Guess	38,810	852,656
Rent-A-Center	41,096	1,247,264
†Sears Hometown and Outlet Stores	45,299	702,135
Shoe Carnival	46,550	829,056

		12,341,576

Technology Hardware, Storage & Peripherals–0.48%
Lexmark International Class A	23,656	1,005,380

		1,005,380

Thrifts & Mortgage Finance–0.50%
Home Loan Servicing Solutions	49,815	1,055,580

		1,055,580

LVIP SSgA Small-Mid Cap 200 Fund–3

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–0.41%
Universal	19,512	$866,138

		866,138

Trading Companies & Distributors–1.33%
Aircastle	55,289	904,528
†CAI International	43,473	841,203
TAL International Group	25,497	1,051,751

		2,797,482

Total Common Stock (Cost $204,639,680)		205,019,749

MONEY MARKET FUND–1.69%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	3,549,615	3,549,615

Total Money Market Fund (Cost $3,549,615)		3,549,615

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–0.19%
U.S. Treasury Obligations–0.19%
U.S. Treasury Bill
¥ 0.003% 11/6/14	150,000	$149,998
¥ 0.005% 10/9/14	250,000	250,000

Total Short Term Investments (Cost $400,000)		399,998

TOTAL VALUE OF SECURITIES–99.44% (Cost $208,589,295)	208,969,362
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.56%	1,166,472

NET ASSETS APPLICABLE TO 14,493,107 SHARES OUTSTANDING–100.00%	$210,135,834

†	Non-income producing for the period.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
15	E-mini Russell 2000 Index	$1,730,881	$1,644,900	12/22/14	$(85,981)
21	E-mini S&P MidCap 400 Index	2,977,877	2,867,340	12/22/14	(110,537)

		$4,708,758			$(196,518)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

LVIP SSgA Small-Mid Cap 200 Fund–4

LVIP SSgA Small-Mid Cap 200 Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Common Stock	$205,019,749	$—	$205,019,749
Money Market Fund	3,549,615	—	3,549,615
Short-Term Investments	—	399,998	399,998

Total	$208,569,364	$399,998	$208,969,362

Futures Contracts	$(196,518)	$—	$(196,518)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Small-Mid Cap 200 Fund–5

LVIP SSgA Global Tactical Allocation RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANIES–56.21%
Equity Funds–24.69%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Large Cap 100 Fund	8,910,723	$139,452,807
LVIP SSgA S&P 500 Index Fund	5,213,791	74,593,713
LVIP SSgA Small-Cap Index Fund	357,976	8,929,707
LVIP SSgA Small-Mid Cap 200 Fund	1,268,017	18,406,542

		241,382,769

Fixed Income Fund–14.53%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Bond Index Fund	12,415,433	142,069,801

		142,069,801

International Equity Funds–16.99%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Developed International 150 Fund	9,425,410	92,849,710
LVIP SSgA Emerging Markets 100 Fund	1,809,456	17,739,905
LVIP SSgA International Index Fund	5,990,524	55,592,064

		166,181,679

Total Affiliated Investment Companies (Cost $465,893,623)		549,634,249

UNAFFILIATED INVESTMENT COMPANIES–43.93%
Commodity Fund–0.83%
†SPDR® Gold Shares ETF	69,593	8,087,402

		8,087,402

Equity Funds–13.84%
Financial Select Sector SPDR® Fund	808,610	18,735,494
Health Care Select Sector SPDR® Fund	300,268	19,190,128

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
Equity Funds (continued)
SPDR® Dow Jones REIT ETF	287,446	$22,938,191
SPDR® S&P 500 ETF	235,600	46,417,912
SPDR® S&P 600 Small Cap ETF	95,835	9,416,747
Technology Select Sector SPDR® Fund	467,745	18,667,703

		135,366,175

Fixed Income Funds–14.82%
iShares iBoxx Investment Grade Corporate Bond Fund	221,737	26,213,748
SPDR® Barclays Capital Aggregate Bond ETF	575,484	33,205,427
SPDR® Barclays Capital TIPS ETF	1,104,561	61,601,367
SPDR® DB International Government Inflation-Protected Bond ETF	77,453	4,548,815
Vanguard Long-Term Bond ETF	214,351	19,340,891

		144,910,248

International Equity Funds–9.59%
SPDR® S&P Emerging Markets ETF	565,229	37,655,556
SPDR® S&P World ex-US ETF	1,976,593	56,075,943

		93,731,499

Money Market Fund–4.85%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	47,417,039	47,417,039

		47,417,039

Total Unaffiliated Investment Companies (Cost $414,842,523)		429,512,363

TOTAL VALUE OF SECURITIES–100.14% (Cost $880,736,146)	979,146,612
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.14%)	(1,364,035)

NET ASSETS APPLICABLE TO 80,702,588 SHARES OUTSTANDING–100.00%	$977,782,577

†	Non-income producing for the period.

*	Standard Class shares.

«	Includes $1,571,050 cash and $849,723 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

LVIP SSgA Global Tactical Allocation RPM Fund–1

LVIP SSgA Global Tactical Allocation RPM Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
38	British Pound Currency	$3,844,527	$3,845,362	12/16/14	$836
87	E-mini MSCI Emerging Markets Index	4,638,458	4,361,745	12/22/14	(276,713)
53	E-mini Russell 2000 Index	6,135,979	5,811,980	12/22/14	(323,999)
194	E-mini S&P 500 Index	19,277,231	19,065,350	12/22/14	(211,881)
40	Euro Currency	6,456,999	6,317,500	12/16/14	(139,499)
155	Euro STOXX 50 Index	6,277,819	6,310,005	12/22/14	32,186
36	FTSE 100 Index	3,951,884	3,854,943	12/22/14	(96,941)
40	Japanese Yen Currency	4,677,745	4,560,000	12/16/14	(117,745)
31	Nikkei 225 Index (OSE)	4,405,157	4,573,747	12/12/14	168,590

		$59,665,799			$(965,166)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

REIT–Real Estate Investment Trust

SPDR–Standard & Poor’s Depositary Receipt

TIPS–Treasury Inflation–Protected Securities

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$979,146,612

Futures Contracts	$(965,166)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Global Tactical Allocation RPM Fund–2

LVIP SSgA International Index Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–95.00%
Australia–7.13%
AGL Energy	100,176	$1,187,581
ALS	56,343	259,975
†Alumina	445,290	660,836
Amcor	176,143	1,747,335
AMP	423,319	2,023,678
APA Group	128,424	836,566
Asciano	155,556	823,992
ASX	26,028	817,207
Aurizon Holdings	307,648	1,220,206
AusNet Services	237,135	283,406
Australia & New Zealand Banking Group	429,122	11,617,192
Bank of Queensland	52,539	535,446
Bendigo & Adelaide Bank	71,335	744,491
BHP Billiton	501,439	14,870,111
Boral	130,004	565,710
Brambles	240,298	2,002,940
Caltex Australia	18,644	456,902
CFS Retail Property Trust Group	305,695	533,964
Coca-Cola Amatil	75,157	577,757
Cochlear	8,574	521,809
Commonwealth Bank of Australia	252,940	16,673,844
Computershare	66,078	703,512
Crown	59,112	714,226
CSL	73,300	4,760,068
Dexus Property Group	871,371	846,851
Federation Centres	245,337	554,196
Flight Centre	8,399	314,373
Fortescue Metals Group	210,154	640,321
Goodman Group	262,620	1,188,774
GPT Group	277,959	941,830
†@=GPT Group In-Specie	160,069	0
Harvey Norman Holdings	107,647	342,129
Iluka Resources	71,132	489,518
Incitec Pivot	278,070	659,788
Insurance Australia Group	343,810	1,842,260
Leighton Holdings	17,957	303,439
Lend Lease Group	78,442	984,870
Macquarie Group	43,606	2,198,742
Metcash	102,816	236,754
Mirvac Group	599,563	902,909
National Australia Bank	368,429	10,496,688
†Newcrest Mining	120,681	1,114,737
Orica	57,826	956,899
Origin Energy	180,801	2,369,756
†Qantas Airways	92,082	112,065
QBE Insurance Group	194,626	1,986,920
Ramsay Health Care	21,099	925,324
REA Group	6,506	246,537
Rio Tinto	65,602	3,422,146
Santos	138,887	1,662,306
†Scentre Group	772,010	2,217,061

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Australia (continued)
Seek	55,169	$782,995
Sonic Healthcare	60,784	933,469
Stockland	354,050	1,224,454
Suncorp Group	207,166	2,546,634
Sydney Airport	151,621	566,850
TABCORP Holdings	145,774	460,753
Tatts Group	238,660	658,220
Telstra	651,257	3,022,102
Toll Holdings	118,261	583,985
TPG Telecom	40,572	242,976
Transurban Group	261,082	1,764,717
Treasury Wine Estates	75,416	279,969
Wesfarmers	179,935	6,641,974
†Westfield	283,484	1,849,123
Westpac Banking	485,610	13,665,150
Woodside Petroleum	109,873	3,905,691
Woolworths	198,185	5,941,354
WorleyParsons	29,413	395,044

		148,561,407

Austria–0.20%
Andritz	9,058	483,046
Erste Group Bank	38,857	890,071
=IMMOEAST	13,053	0
†IMMOFINANZ	155,075	440,132
OMV	22,930	771,716
Raiffeisen Bank International	19,247	418,633
Telekom Austria	27,172	244,880
Vienna Insurance Group	5,870	265,102
Voestalpine	18,078	714,714

		4,228,294

Belgium–1.18%
Ageas	31,642	1,050,533
Anheuser-Busch InBev	122,688	13,655,710
*=Anheuser-Busch InBev VVPR Strip	1,896	0
Belgacom	23,376	813,743
Colruyt	11,778	518,977
Delhaize Group	16,207	1,127,546
Groupe Bruxelles Lambert	12,382	1,134,817
†KBC Groep	38,933	2,073,517
Solvay Class A	8,853	1,363,113
†Telenet Group Holding	7,983	458,791
UCB	19,290	1,751,370
Umicore	15,771	689,941

		24,638,058

☐China–0.01%
Yangzijiang Shipbuilding Holdings	294,000	271,955

		271,955

Denmark–1.50%
A.P. Moller-Maersk Class A	643	1,485,999

LVIP SSgA International Index Fund–1

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Denmark (continued)
A.P. Moller-Maersk Class B	1,155	$2,743,724
Carlsberg Class B	15,037	1,336,974
Coloplast Class B	16,702	1,399,993
Danske Bank	105,992	2,881,151
DSV	28,607	805,769
Novo Nordisk Class B	315,394	15,091,518
Novozymes Class B	33,878	1,469,870
Pandora	16,838	1,320,252
TDC	125,600	953,916
Tryg	2,515	261,168
†Vestas Wind Systems	32,721	1,279,203
†William Demant Holding	3,899	299,101

		31,328,638

Finland–0.83%
Elisa	21,162	561,859
Fortum	63,643	1,552,282
Kone Class B	48,092	1,932,906
Metso	16,203	577,141
Neste Oil	23,689	487,722
Nokia	567,960	4,845,971
Nokian Renkaat	19,229	580,001
Orion Class B	16,843	659,506
Sampo Class A	68,952	3,344,382
Stora Enso Class R	87,244	727,857
UPM-Kymmene	77,293	1,104,182
Wartsila	21,602	966,725

		17,340,534

France–9.31%
Accor	28,706	1,273,219
Aeroports de Paris	4,250	508,742
Air Liquide	53,185	6,487,377
†Alcatel-Lucent	458,117	1,421,737
†Alstom	34,453	1,178,456
Arkema	8,251	553,608
AtoS	13,576	983,772
AXA	280,099	6,902,502
BIC	3,961	510,820
BNP Paribas	165,503	10,979,140
Bollore	796	452,241
Bouygues	30,962	1,003,709
Bureau Veritas	34,457	761,429
Cap Gemini	23,724	1,702,955
Carrefour	98,050	3,029,296
Casino Guichard Perrachon	8,803	948,123
Christian Dior	8,860	1,485,054
Cie de Saint-Gobain	70,953	3,247,407
Cie Generale d’Optique Essilor International	32,537	3,573,015
CNP Assurances	27,678	521,255
Credit Agricole	159,048	2,399,673

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
France (continued)
Danone	89,513	$5,992,385
Dassault Systemes	20,356	1,307,695
EADS	91,087	5,731,890
Edenred	30,126	743,349
EDF	37,423	1,227,576
Eurazeo	5,472	393,828
Eutelsat Communications	25,475	822,617
Fonciere Des Regions	4,115	370,853
GDF Suez	224,469	5,630,842
Gecina	5,042	660,737
Groupe Eurotunnel	75,374	920,822
ICADE	5,292	446,312
Iliad	4,074	862,448
Imerys	4,249	313,320
JCDecaux	10,481	330,898
Kering	12,007	2,421,259
Klepierre	15,148	663,356
Lafarge	30,354	2,186,155
Lagardere	18,306	489,962
Legrand	42,211	2,196,382
L’Oreal	38,871	6,171,613
LVMH Moet Hennessy Louis Vuitton	43,118	7,009,304
Michelin Class B	29,874	2,817,964
Natixis	139,655	961,018
Orange	289,301	4,350,278
Pernod-Ricard	33,190	3,757,914
†Peugeot	57,534	737,976
Publicis Groupe	29,480	2,024,531
Remy Cointreau	2,948	212,246
Renault	31,128	2,254,874
Rexel	39,344	734,250
Safran	43,560	2,826,960
Sanofi	181,480	20,529,604
Schneider Electric	80,557	6,186,494
SCOR	22,969	717,615
Societe Generale	111,528	5,694,006
Sodexo	15,633	1,529,923
Suez Environnement	42,800	724,143
Technip	15,436	1,298,709
Thales	13,652	727,259
Total	327,256	21,267,220
Unibail-Rodamco	15,239	3,920,895
Valeo	11,507	1,280,634
Vallourec	18,537	852,507
Veolia Environnement	69,734	1,231,373
Vinci	72,411	4,207,725
Vivendi	191,662	4,628,728
Wendel	4,409	499,874
Zodiac Aerospace	31,381	1,001,041

		193,792,894

LVIP SSgA International Index Fund–2

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Germany–7.78%
Adidas	33,182	$2,483,297
Allianz	70,079	11,361,129
Axel Springer	6,481	356,834
BASF	140,810	12,917,762
Bayer	126,623	17,737,070
Bayerische Motoren Werke	51,263	5,505,070
Beiersdorf	14,282	1,193,139
Brenntag	23,307	1,145,474
Celesio	9,059	301,393
†Commerzbank	149,543	2,236,431
Continental	17,220	3,276,725
Daimler	147,795	11,337,068
Deutsche Bank	212,891	7,468,770
Deutsche Boerse	29,634	1,996,179
Deutsche Lufthansa	29,595	467,455
Deutsche Post	150,387	4,822,927
Deutsche Telekom	480,590	7,284,399
Deutsche Wohnen	46,841	1,001,070
E.ON	310,102	5,677,544
Fraport	6,547	430,511
Fresenius	56,538	2,799,038
Fresenius Medical Care	33,160	2,316,207
GEA Group	26,704	1,165,197
Hannover Rueckversicherung	9,135	738,690
HeidelbergCement	22,809	1,507,342
Henkel	18,184	1,699,418
Hochtief	3,715	255,784
Hugo Boss	5,213	651,606
Infineon Technologies	173,262	1,793,015
K+S	25,155	713,469
Kabel Deutschland Holding	2,676	363,694
Lanxess	13,318	735,204
Linde	28,779	5,530,767
MAN	6,236	701,813
Merck	20,855	1,923,753
†Metro	23,665	779,564
Muenchener Rueckversicherungs
Class R	26,424	5,225,037
†OSRAM Licht	12,830	477,983
ProSiebenSat.1 Media	32,717	1,303,799
RWE	73,315	2,857,302
SAP	141,567	10,210,238
Siemens	121,494	14,481,932
†Sky Deutschland	78,552	667,645
Telefonica Deutschland Holding	63,952	334,420
†ThyssenKrupp	72,531	1,903,279
United Internet	20,046	853,161
Volkswagen	4,562	946,740

		161,936,344

¢Hong Kong–2.84%
AIA Group	1,892,000	9,783,035

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
¢Hong Kong (continued)
ASM Pacific Technology	34,000	$336,504
Bank of East Asia	177,741	719,905
BOC Hong Kong Holdings	606,500	1,933,183
Cathay Pacific Airways	188,000	346,227
Cheung Kong Holdings	222,000	3,656,709
Cheung Kong Infrastructure Holdings	84,000	589,580
CLP Holdings	289,500	2,324,620
First Pacific	285,750	297,716
Galaxy Entertainment Group	376,000	2,183,893
Hang Lung Properties	349,000	993,310
Hang Seng Bank	125,100	2,009,050
Henderson Land Development	151,684	982,595
HKT Trust	420,592	508,078
Hong Kong & China Gas	1,025,885	2,224,886
Hong Kong Exchanges & Clearing	176,835	3,805,499
Hutchison Whampoa	339,000	4,103,878
Hysan Development	76,850	355,308
Kerry Logistics Network	15	23
Kerry Properties	81,031	272,370
Li & Fung	844,000	958,689
Link REIT	376,715	2,171,065
MGM China Holdings	135,995	391,442
MTR	238,339	933,116
New World Development	840,443	978,461
Noble Group	676,155	689,062
NWS Holdings	269,593	479,826
PCCW	544,596	342,264
Power Assets Holdings	206,000	1,821,272
Sands China	362,268	1,889,522
Shangri-La Asia	254,166	377,083
Sino Land	438,186	677,184
SJM Holdings	287,591	548,156
Sun Hung Kai Properties	261,005	3,700,864
Swire Pacific Class A	99,000	1,274,976
Swire Properties	170,761	532,195
Techtronic Industries	200,500	579,692
Wharf Holdings	226,000	1,606,625
Wheelock	155,000	740,581
Wynn Macau	211,153	671,678
Yue Yuen Industrial Holdings	118,500	359,398

		59,149,520

Ireland–1.01%
=Anglo Irish Bank	3,965	0
†Bank of Ireland	4,197,135	1,643,434
CRH	109,553	2,505,996
Experian	157,087	2,504,519
James Hardie Industries CDI	61,778	647,454
Kerry Group Class A	22,398	1,579,199
Shire	92,470	8,004,826
WPP	203,266	4,085,980

		20,971,408

LVIP SSgA International Index Fund–3

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Israel–0.51%
Bank Hapoalim	140,296	$791,210
†Bank Leumi Le-Israel	178,346	722,507
Bezeq Israeli Telecommunication	234,136	404,393
Delek Group	567	214,767
†Israel	558	314,082
Israel Chemicals	58,403	420,234
†Mizrahi Tefahot Bank	17,430	208,380
NICE Systems	11,008	445,951
Teva Pharmaceutical Industries	130,446	7,037,829

		10,559,353

Italy–2.26%
Assicurazioni Generali	178,350	3,753,063
Atlantia	64,242	1,586,367
†Banca Monte Dei Paschi Di Siena	637,089	840,114
†Banco Popolare	55,320	812,643
Enel	1,005,399	5,336,202
Enel Green Power	280,471	717,737
ENI	388,564	9,261,305
Exor	15,044	584,124
†Fiat	134,708	1,299,943
†Finmeccanica	67,349	655,453
Intesa Sanpaolo	1,711,126	5,200,144
Intesa Sanpaolo RSP	202,428	543,079
Luxottica Group	25,555	1,330,521
†Mediobanca	88,025	757,166
Pirelli & C	39,571	547,804
Prysmian	33,255	617,885
†Saipem	39,228	834,403
Snam	309,910	1,714,539
†Telecom Italia	1,494,137	1,712,674
Telecom Italia RSP	970,500	862,377
Terna	230,889	1,161,294
UniCredit	674,244	5,331,251
Unione di Banche Italiane SCpA	134,094	1,128,032
Unipolsai	165,713	468,859

		47,056,979

Japan–20.08%
ABC-Mart	4,800	245,110
†Acom	83,400	279,103
Advantest	23,400	301,715
Aeon	97,500	970,866
Aeon Financial Service	19,500	417,330
Aeon Mall	16,390	312,810
Air Water	24,000	357,160
Aisin Seiki	30,700	1,107,176
Ajinomoto	87,000	1,447,818
Alfresa Holdings	29,600	426,732
Amada	49,000	466,922
ANA Holdings	199,000	462,909
Aozora Bank	189,000	639,393

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Asahi Glass	163,000	$883,781
Asahi Group Holdings	62,100	1,796,775
Asahi Kasei	205,000	1,664,451
Asics	21,000	473,177
Astellas Pharma	333,900	4,972,039
Bank of Kyoto	61,000	506,734
Bank of Yokohama	191,000	1,050,574
Benesse Holdings	10,300	338,121
Bridgestone	102,000	3,368,841
Brother Industries	35,000	647,563
Calbee	12,400	405,927
Canon	175,700	5,720,484
Casio Computer	39,300	655,090
Central Japan Railway	21,700	2,931,523
Chiba Bank	128,000	890,567
Chiyoda	27,000	298,153
†Chubu Electric Power	101,800	1,168,707
Chugai Pharmaceutical	36,500	1,056,741
Chugoku Bank	21,000	308,494
Chugoku Electric Power	45,600	584,631
Citizen Holdings	51,700	338,962
Credit Saison	24,400	470,134
Dai Nippon Printing	93,000	932,417
Daicel	43,000	466,995
Daido Steel	43,000	171,349
Daihatsu Motor	31,800	504,845
Dai-ichi Life Insurance	163,700	2,430,161
Daiichi Sankyo	94,500	1,483,012
Daikin Industries	36,300	2,250,193
Dainippon Sumitomo Pharma	22,500	286,623
Daito Trust Construction	11,000	1,299,457
Daiwa House Industry	96,000	1,722,336
Daiwa Securities Group	270,000	2,139,270
Dena	11,000	139,926
Denso	76,300	3,517,043
Dentsu	33,900	1,290,590
Don Quijote	7,600	435,909
East Japan Railway	52,400	3,927,671
Eisai	38,700	1,565,080
Electric Power Development	17,100	559,007
FamilyMart	8,500	324,374
FANUC	29,800	5,383,103
Fast Retailing	8,000	2,677,609
Fuji Electric	83,000	401,888
Fuji Heavy Industries	89,000	2,942,726
FUJIFILM Holdings	75,200	2,310,892
Fujitsu	299,000	1,840,378
Fukuoka Financial Group	136,000	648,593
Gree	23,400	159,606
GungHo Online Entertainment	59,000	281,375
Gunma Bank	57,000	328,491
Hachijuni Bank	58,000	348,534

LVIP SSgA International Index Fund–4

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Hakuhodo DY Holdings	34,100	$345,151
Hamamatsu Photonics	12,900	612,857
Hankyu Hanshin Holdings	168,000	978,908
Hikari Tsushin	2,400	170,483
Hino Motors	34,000	475,594
Hirose Electric	4,800	592,641
Hiroshima Bank	75,000	368,623
Hisamitsu Pharmaceutical	7,100	255,086
Hitachi	749,000	5,720,034
Hitachi Chemical	21,400	380,523
Hitachi Construction Machinery	14,900	299,997
Hitachi High-Technologies	9,200	264,259
Hitachi Metals	29,000	522,537
Hokuhoku Financial Group	180,000	352,893
Hokuriku Electric Power	23,600	310,104
Honda Motor	251,200	8,704,327
HOYA	69,400	2,331,369
Hulic	37,500	396,663
Ibiden	20,100	391,498
Idemitsu Kosan	14,400	305,687
IHI	214,000	1,108,394
IIda Group Holdings	20,000	244,745
Inpex	140,600	1,986,593
Isetan Mitsukoshi Holdings	53,500	696,649
Isuzu Motors	87,500	1,236,721
ITOCHU	227,400	2,778,608
ITOCHU Techno-Solutions	3,600	151,334
Iyo Bank	32,000	323,896
J Front Retailing	43,000	562,668
Japan Airlines	20,000	547,121
†Japan Display	53,000	255,660
Japan Exchange Group	38,200	906,712
Japan Prime Realty Investment	116	417,818
Japan Real Estate Investment	193	992,586
Japan Retail Fund Investment	384	773,848
Japan Tobacco	170,400	5,542,487
JFE Holdings	79,900	1,594,503
JGC	31,000	846,341
Joyo Bank	119,000	585,966
JSR	31,300	545,998
JTEKT	31,200	521,778
JX Holdings	362,210	1,669,604
Kajima	125,000	598,413
Kakaku.com	18,200	258,566
Kamigumi	41,000	388,073
Kaneka	43,000	240,359
†Kansai Electric Power	101,400	958,383
Kansai Paint	36,000	537,710
Kao	81,000	3,158,679
Kawasaki Heavy Industries	244,000	974,532
KDDI	90,500	5,440,811
Keikyu	74,000	618,101

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Keio	83,000	$613,806
Keisei Electric Railway	39,000	391,903
Keyence	7,344	3,192,010
Kikkoman	21,000	446,368
Kintetsu	263,000	884,941
Kirin Holdings	121,000	1,607,044
Kobe Steel	459,000	745,014
Koito Manufacturing	14,100	383,020
Komatsu	149,200	3,450,926
Konami	13,300	277,243
Konica Minolta Holdings	72,500	782,747
Kubota	178,000	2,812,064
Kuraray	52,900	620,338
Kurita Water Industries	16,000	357,015
Kyocera	49,500	2,306,976
Kyowa Hakko Kirin	31,000	380,203
†Kyushu Electric Power	65,500	705,977
Lawson	11,400	797,319
LIXIL Group	40,000	854,603
M3	35,600	571,340
Mabuchi Motor	4,900	427,155
Makita	17,300	978,070
Marubeni	244,800	1,675,975
Marui Group	39,100	321,956
Maruichi Steel Tube	7,000	171,896
Mazda Motor	80,000	2,005,380
McDonald’s Holdings Japan	13,100	324,081
Medipal Holdings	20,600	250,397
MEIJI Holdings	9,834	777,466
Miraca Holdings	8,200	339,096
Mitsubishi	218,900	4,483,193
Mitsubishi Chemical Holdings	209,600	1,031,324
Mitsubishi Electric	297,000	3,955,396
Mitsubishi Estate	192,000	4,321,816
Mitsubishi Gas Chemical	49,000	312,324
Mitsubishi Heavy Industries	458,000	2,946,836
Mitsubishi Logistics	25,000	358,820
Mitsubishi Materials	180,000	582,684
Mitsubishi Motors	97,100	1,178,499
Mitsubishi Tanabe Pharma	39,700	582,477
Mitsubishi UFJ Financial Group	1,993,700	11,275,181
Mitsubishi UFJ Lease & Finance	69,900	365,228
Mitsui	266,100	4,196,598
†Mitsui Chemicals	129,000	358,774
Mitsui Fudosan	145,000	4,441,960
Mitsui OSK Lines	166,000	529,795
Mizuho Financial Group	3,562,520	6,363,905
MS&AD Insurance Group Holdings	75,154	1,639,593
Murata Manufacturing	32,400	3,684,202
Nabtesco	14,600	350,006
Nagoya Railroad	122,000	489,491
Namco Bandai Holdings	24,700	634,026

LVIP SSgA International Index Fund–5

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
NEC	389,000	$1,344,376
Nexon	30,200	249,223
NGK Insulators	41,000	976,538
NGK Spark Plug	30,000	882,232
NHK Spring	23,500	230,361
Nidec	31,200	2,111,011
Nikon	49,900	721,210
Nintendo	17,400	1,892,874
Nippon Building Fund	202	1,062,819
Nippon Electric Glass	61,000	297,032
Nippon Express	124,000	518,999
Nippon Meat Packers	25,000	530,251
Nippon Paint	30,000	674,326
Nippon Prologis REIT	225	523,389
Nippon Steel & Sumitomo Metal	1,216,220	3,156,305
Nippon Telegraph & Telephone	57,600	3,582,634
Nippon Yusen	248,000	653,554
Nissan Motor	381,700	3,720,761
Nisshin Seifun Group	32,065	316,951
Nissin Foods Holdings	8,500	441,800
Nitori Holdings	9,700	600,584
Nitto Denko	24,600	1,349,282
NKSJ Holdings	48,375	1,173,810
NOK	14,100	323,491
Nomura Holdings	568,500	3,389,279
Nomura Real Estate Holdings	14,700	252,540
Nomura Research Institute	16,500	533,374
NSK	70,000	996,398
NTT Data	19,400	698,764
NTT DoCoMo	238,400	3,979,312
NTT Urban Development	13,800	145,217
Obayashi	110,000	753,294
Odakyu Electric Railway	102,000	932,896
Oji Holdings	123,000	465,463
†Olympus	35,100	1,259,458
Omron	29,600	1,344,166
Ono Pharmaceutical	13,200	1,172,370
Oracle Japan	5,900	230,265
Oriental Land	7,500	1,418,069
ORIX	203,100	2,802,082
Osaka Gas	275,000	1,105,116
Otsuka	7,300	290,229
Otsuka Holdings	59,900	2,064,670
Panasonic	344,300	4,095,558
Park24	17,800	284,047
Rakuten	116,400	1,340,566
Resona Holdings	327,300	1,845,642
Ricoh	103,400	1,110,703
Rinnai	5,600	465,199
Rohm	14,900	937,491
Sankyo	5,900	211,435
Sanrio	5,700	165,285

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Santen Pharmaceutical	10,900	$610,277
SBI Holdings	27,270	305,362
Secom	33,700	2,007,588
Sega Sammy Holdings	31,700	510,195
Seibu Holdings	18,000	359,458
Seiko Epson	21,400	1,028,386
Sekisui Chemical	64,000	734,163
Sekisui House	83,300	981,385
Seven & I Holdings	115,700	4,488,103
Seven Bank	91,400	372,551
†Sharp	244,000	694,187
†Shikoku Electric Power	22,500	288,469
Shimadzu	41,000	354,799
Shimamura	2,800	257,366
Shimano	11,500	1,398,897
Shimizu	85,000	670,451
Shin-Etsu Chemical	63,000	4,117,850
Shinsei Bank	224,000	480,007
Shionogi	43,700	1,002,592
Shiseido	57,900	955,365
Shizuoka Bank	82,000	844,189
Showa Shell Sekiyu	36,300	346,234
SMC	8,800	2,427,393
SoftBank	150,200	10,531,052
Sony	164,300	2,982,914
Sony Financial Holdings	24,400	394,708
Stanley Electric	19,600	423,938
Sumitomo	172,700	1,906,291
Sumitomo Chemical	230,000	820,043
Sumitomo Electric Industries	121,800	1,799,817
Sumitomo Heavy Industries	79,000	444,472
Sumitomo Metal Mining	83,000	1,168,577
Sumitomo Mitsui Financial Group	196,200	7,998,999
Sumitomo Mitsui Trust Holdings	509,460	2,120,718
Sumitomo Realty & Development	54,000	1,921,625
Sumitomo Rubber Industries	23,600	335,498
Suntory Beverage & Food	21,800	773,282
Suruga Bank	25,000	498,336
Suzuken	10,500	302,558
Suzuki Motor	58,600	1,942,646
Sysmex	22,400	900,780
T&D Holdings	84,700	1,087,858
Taiheiyo Cement	198,000	747,476
Taisei	150,000	846,669
Taisho Pharmaceutical Holdings	4,800	328,710
Taiyo Nippon Sanso	47,000	414,435
Takashimaya	33,000	275,940
Takeda Pharmaceutical	122,500	5,326,038
TDK	20,700	1,155,191
Teijin	135,000	326,221
Terumo	48,900	1,172,280
THK	16,500	410,751

LVIP SSgA International Index Fund–6

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Japan (continued)
Tobu Railway	169,000	$850,663
Toho	17,100	386,705
Toho Gas	58,000	326,850
Tohoku Electric Power	67,100	762,382
Tokio Marine Holdings	110,700	3,434,612
†Tokyo Electric Power	235,400	824,270
Tokyo Electron	27,600	1,801,494
Tokyo Gas	372,000	2,091,260
Tokyo Tatemono	64,000	517,649
Tokyu	168,000	1,101,464
Tokyu Fudosan Holdings	72,000	493,722
TonenGeneral Sekiyu	39,000	341,048
Toppan Printing	86,000	617,955
Toray Industries	225,000	1,487,485
Toshiba	609,000	2,822,175
TOTO	38,000	417,891
Toyo Seikan Kaisha	22,000	272,630
Toyo Suisan Kaisha	14,000	464,688
Toyoda Gosei	6,100	119,035
Toyota Industries	25,800	1,246,888
Toyota Motor	429,200	25,294,484
Toyota Tsusho	35,000	852,779
Trend Micro	18,500	625,861
Unicharm	54,600	1,244,949
United Urban Investment	394	604,661
USS	31,700	485,624
West Japan Railway	25,000	1,119,204
Yahoo Japan	219,300	833,886
Yakult Honsha	13,000	682,807
Yamada Denki	149,900	437,405
Yamaguchi Financial Group	32,000	302,302
Yamaha	25,900	338,437
Yamaha Motor	43,500	850,841
Yamato Holdings	56,800	1,057,377
Yamato Kogyo	5,900	196,909
Yamazaki Baking	17,000	219,195
Yaskawa Electric	31,000	419,778
Yokogawa Electric	31,000	407,623
Yokohama Rubber	24,000	207,687

		418,291,780

Luxembourg–0.36%
†Altice	13,100	693,799
ArcelorMittal	161,711	2,226,403
Millicom International Cellular SDR	10,274	825,069
RTL Group	4,778	409,722
SES FDR	45,783	1,583,055
Tenaris	72,127	1,653,531

		7,391,579

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Mexico–0.02%
Fresnillo	32,375	$398,872

		398,872

Netherlands–4.46%
AEGON	282,788	2,333,162
Akzo Nobel	36,719	2,516,102
ASML Holding	54,131	5,389,149
CNH Industrial	142,086	1,130,654
Corio	10,307	505,454
Delta Lloyd	27,980	674,847
Fugro CVA	12,163	368,176
Gemalto	12,019	1,103,370
Heineken	33,645	2,517,522
Heineken Holding	15,794	1,044,750
†ING Groep CVA	588,266	8,403,768
Koninklijke Ahold	135,866	2,200,070
Koninklijke Boskalis Westminster	14,511	817,100
Koninklijke DSM	25,933	1,600,293
†Koninklijke KPN	476,439	1,526,741
Koninklijke Philips Electronics	146,441	4,673,258
Koninklijke Vopak	11,600	626,005
†OCI	15,255	471,213
†QIAGEN	35,235	802,431
Randstad Holding	16,913	787,433
Reed Elsevier	106,651	2,420,754
Royal Dutch Shell Class A	606,488	23,188,246
Royal Dutch Shell Class B	380,749	15,041,949
TNT Express	74,375	471,031
Unilever CVA	250,333	9,969,647
Wolters Kluwer	46,117	1,230,248
Ziggo	24,124	1,130,170

		92,943,543

New Zealand–0.12%
Auckland International Airport	168,953	507,789
Contact Energy	39,663	185,158
Fletcher Building	102,878	705,137
Ryman Healthcare	46,082	280,956
Telecom New Zealand	274,960	637,503
†Xero	9,317	157,104

		2,473,647

Norway–0.76%
Akastor	17,577	70,721
†Aker Solutions	17,577	175,092
DNB	142,711	2,672,166
Gjensidige Forsikring	31,313	662,345
Norsk Hydro	209,752	1,173,342
Orkla	122,722	1,109,785
Seadrill	57,655	1,546,189
Statoil	169,177	4,613,344
Telenor	110,736	2,430,235

LVIP SSgA International Index Fund–7

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Norway (continued)
Yara International	27,909	$1,401,358

		15,854,577

Portugal–0.17%
†Banco Comercial Portugues Class R	5,144,244	673,161
†=Banco Espirito Santo Class R	465,409	0
EDP	360,986	1,575,347
Galp Energia	62,209	1,011,276
Jeronimo Martins	32,739	360,512

		3,620,296

Singapore–1.37%
Ascendas Real Estate Investment Trust	325,000	573,237
CapitaCommercial Trust	294,000	367,601
CapitaLand	393,000	985,850
CapitaMall Trust	405,000	606,397
City Developments	63,000	475,099
ComfortDelGro	282,000	530,553
DBS Group Holdings	264,552	3,820,051
Genting Singapore	955,800	854,162
Global Logistic Properties	450,000	955,983
Golden Agri-Resources	1,199,480	484,249
Hutchison Port Holdings Trust	909,400	636,580
Jardine Cycle & Carriage	14,000	470,929
Keppel	222,815	1,834,012
Keppel Land	106,523	292,267
OCBC Bank	443,669	3,387,552
Olam International	123,000	226,590
Sembcorp Industries	151,000	613,162
SembCorp Marine	105,000	307,843
Singapore Airlines	83,000	640,238
Singapore Exchange	113,000	640,450
Singapore Press Holdings	241,000	793,478
Singapore Technologies Engineering	239,000	683,847
Singapore Telecommunications	1,221,000	3,637,205
StarHub	118,000	381,108
United Overseas Bank	194,397	3,413,548
UOL Group	58,832	304,848
Wilmar International	294,000	712,155

		28,628,994

Spain–3.39%
Abertis Infraestructuras	63,119	1,246,908
ACS	28,098	1,079,624
Amadeus IT Holding	58,110	2,174,071
Banco Bilbao Vizcaya Argentaria	899,216	10,848,023
Banco de Sabadell	518,980	1,536,547
Banco Popular Espanol	271,828	1,664,198
Banco Santander	1,853,747	17,820,911
†Bankia	703,671	1,313,656
CaixaBank	277,009	1,686,820
Distribuidora Internacional de Alimentacion	94,473	678,265

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain (continued)
Enagas	30,995	$999,494
Ferrovial	62,861	1,219,183
Gas Natural SDG	54,209	1,596,068
Grifols	22,781	933,451
Iberdrola	791,455	5,668,224
Inditex	166,615	4,603,624
Mapfre	133,095	471,387
Red Electrica	16,555	1,433,632
Repsol YPF	155,622	3,695,443
Telefonica	625,618	9,684,123
Zardoya Otis	24,729	306,730

		70,660,382

Sweden–2.89%
Alfa Laval	49,082	1,050,188
Assa Abloy Class B	54,033	2,789,969
Atlas Copco Class A	108,059	3,099,765
Atlas Copco Class B	55,475	1,440,669
Boliden	42,382	687,758
Electrolux Class B	39,106	1,034,539
Elekta Class B	46,353	457,036
Ericsson LM Class B	481,694	6,114,545
Getinge Class B	25,713	648,874
Hennes & Mauritz Class B	150,130	6,231,058
Hexagon Class B	36,315	1,152,442
Husqvarna Class B	76,246	539,927
Industrivarden Class C	17,930	313,323
Investment Kinnevik Class B	36,782	1,328,843
Investor Class B	73,700	2,606,427
†Lundin Petroleum	36,176	612,116
Nordea Bank	480,534	6,252,982
Sandvik	163,972	1,849,659
Securitas Class B	44,925	498,987
Skandinaviska Enskilda Banken Class A	227,240	3,035,703
Skanska Class B	58,638	1,213,211
SKF Class B	56,464	1,179,186
Svenska Cellulosa Class B	85,691	2,043,683
Svenska Handelsbanken Class A	79,839	3,756,231
Swedbank Class A	145,050	3,652,331
Swedish Match	26,820	869,705
Tele2 Class B	43,560	526,081
TeliaSonera	359,170	2,484,689
Volvo Class B	247,442	2,690,071

		60,159,998

Switzerland–9.46%
†ABB	339,179	7,631,661
Actelion	16,722	1,967,088
Adecco	27,813	1,889,355
†Aryzta	13,724	1,183,859
Baloise Holding	8,008	1,027,581

LVIP SSgA International Index Fund–8

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Switzerland (continued)
Barry Callebaut	285	$317,048
Cie Financiere Richemont Class A	80,532	6,609,419
Coca-Cola HBC	29,554	638,640
Credit Suisse Group	234,434	6,500,255
EMS-Chemie Holding	1,211	503,923
Geberit	6,055	1,958,607
Givaudan	1,494	2,391,276
Glencore International	1,663,933	9,257,483
Holcim	36,853	2,688,746
Julius Baer Group	36,933	1,657,758
Kuehne & Nagel International Class R	8,242	1,041,204
Lindt & Spruengli Class R	16	950,045
Lindt & Spruengli PC	140	699,670
Lonza Group	8,938	1,080,443
Nestle	497,399	36,602,189
Novartis	354,797	33,504,373
Pargesa Holding Bearer Shares	3,740	297,939
Partners Group Holding	2,857	752,669
Roche Holding	108,365	32,135,475
Schindler Holding	4,023	536,878
Schindler Holding PC	7,686	1,043,425
SGS	880	1,826,093
Sika Bearer Shares	336	1,165,696
Sonova Holding	7,807	1,247,942
STMicroelectronics	93,078	719,509
Sulzer	4,424	544,514
Swatch Group	4,622	2,198,555
Swatch Group Bearer Shares	6,965	609,935
Swiss Life Holding	4,915	1,174,884
Swiss Prime Site	8,926	662,917
Swiss Re	55,846	4,454,693
Swisscom	3,727	2,117,946
Syngenta	14,468	4,611,756
Transocean	59,076	1,911,546
UBS	561,542	9,799,706
Wolseley	40,731	2,140,661
†Zurich Insurance Group	23,070	6,882,455

		196,935,817

United Kingdom–17.36%
3i Group	143,350	890,730
Aberdeen Asset Management	139,123	903,257
Admiral Group	28,308	588,770
Aggreko	39,208	983,910
AMEC	43,975	787,018
Anglo American	216,512	4,857,668
Antofagasta	57,751	675,001
ARM Holdings	220,772	3,242,515
†ASOS	8,399	306,351
Associated British Foods	56,365	2,447,891
AstraZeneca	197,047	14,187,612
Aviva	451,332	3,830,210

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Babcock International Group	76,163	$1,348,269
BAE Systems	480,690	3,674,147
Barclays	2,523,252	9,303,714
BG Group	533,914	9,867,019
BHP Billiton	330,800	9,196,857
BP	2,843,746	20,904,029
British American Tobacco	292,056	16,485,598
British Land	147,203	1,676,381
British Sky Broadcasting Group	159,997	2,287,653
BT Group	1,243,026	7,649,204
Bunzl	51,131	1,334,504
Burberry Group	67,934	1,664,031
Capita	101,212	1,909,830
Capital Shopping Centres Group	149,571	782,449
Carnival	28,182	1,125,699
Centrica	786,609	3,924,979
Cobham	175,520	828,283
Compass Group	262,008	4,232,546
Croda International	20,030	666,622
Diageo	392,750	11,364,863
Direct Line Insurance Group	229,679	1,095,403
Dixons Carphone	144,412	857,531
easyJet	25,867	596,706
G4S	228,888	930,223
GKN	251,179	1,299,739
GlaxoSmithKline	743,527	17,031,336
Hammerson	113,416	1,056,268
Hargreaves Lansdown	34,732	532,073
HSBC Holdings	2,941,422	29,854,571
ICAP	84,379	529,775
IMI	39,928	796,146
Imperial Tobacco Group	148,002	6,391,630
Inmarsat	67,267	764,416
Intercontinental Hotels Group Loan	36,966	1,425,630
†International Consolidated Airlines Group	102,223	608,335
†International Consolidated Airlines Group (London Stock Exchange)	60,078	357,796
Intertek Group	24,322	1,033,418
Investec	80,006	674,428
ITV	586,495	1,975,694
Johnson Matthey	31,377	1,484,757
Kingfisher	362,861	1,905,290
Land Securities Group	121,012	2,038,233
Legal & General Group	906,147	3,362,438
†Lloyds Banking Group	8,932,359	11,130,966
London Stock Exchange Group	36,522	1,105,965
Marks & Spencer Group	249,969	1,639,539
Meggitt	127,613	933,413
Melrose Industries	158,104	634,861
National Grid	585,894	8,434,160
Next	24,466	2,619,664

LVIP SSgA International Index Fund–9

LVIP SSgA International Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
Old Mutual	775,966	$2,285,638
Pearson	130,315	2,619,545
Persimmon	45,380	981,364
Petrofac	37,994	638,710
Prudential	394,613	8,802,370
Randgold Resources	13,471	919,155
Reckitt Benckiser Group	100,170	8,687,629
Reed Elsevier	175,719	2,814,398
Resolution	217,140	1,084,529
Rexam	109,921	876,353
Rio Tinto	199,153	9,787,104
Rolls-Royce Holdings	292,346	4,570,979
†Royal Bank of Scotland Group	384,383	2,294,340
Royal Mail	100,422	638,478
†RSA Insurance Group	156,973	1,232,902
SABMiller	148,591	8,257,396
Sage Group	161,899	959,009
Sainsbury (J.)	189,939	774,394
Schroders	18,153	703,619
Segro	113,659	669,021
Severn Trent	36,960	1,124,621
Smith & Nephew	136,705	2,304,770
Smiths Group	61,765	1,265,608
†Sports Direct International	39,327	394,312
SSE	149,832	3,757,549
Standard Chartered	387,603	7,166,254
Standard Life	378,889	2,545,315
Subsea 7	42,965	613,566
Tate & Lyle	68,705	658,799
TESCO	1,262,886	3,812,006
Travis Perkins	37,813	1,020,010
TUI Travel	77,035	485,914
Tullow Oil	139,390	1,456,345
Unilever	197,656	8,282,861
United Utilities Group	105,109	1,376,769
Vodafone Group	4,129,011	13,681,595
Weir Group	32,941	1,336,084
Whitbread	27,786	1,871,123
William Hill	130,580	782,805

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United Kingdom (continued)
WM Morrison Supermarkets	337,113	$919,749

		361,481,002

Total Common Stock (Cost $1,704,833,063)		1,978,675,871

ΔPREFERRED STOCK–0.52%
Germany–0.52%
Bayerische Motoren Werke 2.62%	8,838	719,250
Fuchs Petrolub 0.70%	12,670	481,705
Henkel 1.22%	26,730	2,669,276
Porsche Automobil Holding 2.01%	22,289	1,786,041
Volkswagen 4.06%	25,189	5,230,587

Total Preferred Stock (Cost $9,391,700)		10,886,859

ΔRIGHTS–0.01%
Italy–0.00%
†Fiat	134,708	0

		0

Spain–0.01%
Banco Bilbao Vizcaya Argentaria	899,216	89,728
†Banco Popular Espanol	271,828	3,777

		93,505

Total Rights (Cost $93,901)		93,505

MONEY MARKET FUND–3.66%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	76,222,676	76,222,676

Total Money Market Fund (Cost $76,222,676)		76,222,676

TOTAL VALUE OF SECURITIES–99.19% (Cost $1,790,541,340)	2,065,878,911
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.81%	16,852,665

NET ASSETS APPLICABLE TO 224,493,916 SHARES OUTSTANDING–100.00%	$2,082,731,576

Δ	Securities have been classified by country of origin.

¢	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

†	Non-income producing for the period.

«	Includes $3,696,000 cash pledged as collateral for futures contracts as of September 30, 2014.

*	If dividend payments are received, the tax withholding rate is at a reduced amount of 15%, rather than 25%.

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $0, which represents 0.00% of the Fund’s net assets.

LVIP SSgA International Index Fund–10

LVIP SSgA International Index Fund

Schedule of Investments (continued)

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

☐	Securities listed and traded on the Hong Kong Stock Exchange.

The following futures contract was outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
924 E-Mini MSCI EAFE Index	$87,412,526	$84,994,140	12/22/14	$(2,418,386)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

CDI–Chess Depository Interest

CVA–Dutch Certificate

FDR–Fiduciary Depositary Receipt

PC–Participation Certificate

REIT–Real Estate Investment Trust

RSP–Risparmio Italian Savings Shares

SCpA–Italian Consortium Joint-Stock Company

SDR–Special Drawing Right

VVPR Strip–Dividend Coupon

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Common Stock	$1,978,675,871
Rights	93,505
Money Market Fund	76,222,676
Preferred Stock	10,886,859

Total	$2,065,878,911

Futures Contracts	$(2,418,386)

The value of Level 3 investments was zero at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA International Index Fund–11

LVIP SSgA International RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–92.77%
International Equity Fund–92.77%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA International Index Fund	1,261,561	$11,707,288

Total Affiliated Investment Company (Cost $11,828,366)		11,707,288

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–7.53%
Money Market Fund–7.53%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	950,899	$950,900

Total Unaffiliated Investment Company (Cost $950,899)		950,900

TOTAL VALUE OF SECURITIES–100.30% (Cost $12,779,265)	12,658,188
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.30%)	(38,291)

NET ASSETS APPLICABLE TO 1,279,377 SHARES OUTSTANDING–100.00%	$12,619,897

*	Standard Class shares.

« Includes $24,650 cash and $91,777 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
4	British Pound Currency	$405,775	$404,775	12/16/14	$(1,000)
4	Euro Currency	645,788	631,750	12/16/14	(14,038)
17	Euro STOXX 50 Index	690,900	692,065	12/22/14	1,166
4	FTSE 100 Index	439,317	428,327	12/22/14	(10,990)
5	Japanese Yen Currency	583,140	570,000	12/16/14	(13,140)
3	Nikkei 225 Index (OSE)	426,306	442,621	12/12/14	16,315

		$3,191,226			$(21,687)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$12,658,188

Futures Contracts	$(21,687)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA International RPM Fund–1

LVIP SSgA Large Cap RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–93.03%
Equity Fund–93.03%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA S&P 500 Index Fund	4,825,320	$69,035,860

Total Affiliated Investment Company (Cost $63,412,475)		69,035,860

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.82%
Money Market Fund–6.82%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,060,016	$5,060,016

Total Unaffiliated Investment Company (Cost $5,060,016)		5,060,016

TOTAL VALUE OF SECURITIES–99.85% (Cost $68,472,491)	74,095,876
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	114,876

NET ASSETS APPLICABLE TO 6,366,643 SHARES OUTSTANDING–100.00%	$74,210,752

*	Standard Class shares.

« Includes $174,800 cash pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(38)	E-mini S&P 500 Index	$(3,741,895)	$(3,734,450)	12/22/14	$7,445

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$74,095,876

Futures Contracts	$7,445

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Large Cap RPM Fund–1

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.16%
Aerospace & Defense–1.78%
Alliant Techsystems	6,359	$811,663
†B/E Aerospace	21,382	1,794,805
†Esterline Technologies	6,359	707,566
Exelis	37,949	627,676
Huntington Ingalls Industries	9,790	1,020,216
Triumph Group	10,396	676,260
†Vectrus	2,108	41,175

		5,679,361

Airlines–0.54%
Alaska Air Group	27,553	1,199,658
†JetBlue Airways	50,021	531,223

		1,730,881

Auto Components–0.24%
Gentex	29,169	780,854

		780,854

Automobiles–0.15%
Thor Industries	9,482	488,323

		488,323

Banks–4.65%
Associated Banc-Corp	31,894	555,593
BancorpSouth	16,956	341,494
Bank of Hawaii	8,882	504,586
Cathay General Bancorp	14,836	368,378
City National	9,588	725,524
Commerce Bancshares	16,149	720,972
Cullen/Frost Bankers	11,198	856,759
East West Bancorp	28,664	974,576
First Horizon National	47,336	581,286
First Niagara Financial Group	70,852	590,197
FirstMerit	33,104	582,630
Fulton Financial	37,848	419,356
Hancock Holding	16,452	527,287
International Bancshares	11,405	281,304
PacWest Bancorp	19,730	813,468
Prosperity Bancshares	12,010	686,612
†Signature Bank	10,192	1,142,116
†SVB Financial Group	10,292	1,153,630
Synovus Financial	27,856	658,516
TCF Financial	33,407	518,811
Trustmark	13,524	311,525
Umpqua Holdings	37,344	615,056
Valley National Bancorp	40,169	389,238
Webster Financial	18,066	526,443

		14,845,357

Biotechnology–0.71%
†Cubist Pharmaceuticals	15,420	1,022,963
†United Therapeutics	9,581	1,232,596

		2,255,559

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products–0.86%
Fortune Brands Home & Security	32,206	$1,323,989
Lennox International	9,083	698,210
Smith (A.O.)	15,240	720,547

		2,742,746

Capital Markets–1.60%
Eaton Vance	24,122	910,123
Federated Investors Class B	18,974	557,077
Janus Capital Group	30,076	437,305
Raymond James Financial	25,529	1,367,844
SEI Investments	26,662	964,098
Waddell & Reed Financial Class A	17,057	881,676

		5,118,123

Chemicals–3.10%
Albemarle	15,946	939,219
Ashland	14,533	1,512,885
Cabot	13,210	670,672
Cytec Industries	14,332	677,760
Minerals Technologies	6,863	423,516
NewMarket	2,220	845,864
Olin	15,845	400,086
PolyOne	18,873	671,501
Rayonier Advanced Materials	8,478	279,011
RPM International	27,159	1,243,339
Scotts Miracle-Gro Class A	9,142	502,810
Sensient Technologies	9,891	517,794
Valspar	15,543	1,227,742

		9,912,199

Commercial Services & Supplies–1.98%
†CDK Global	32,200	984,998
Civeo	21,195	246,074
†Clean Harbors	11,102	598,620
†Copart	22,507	704,807
Deluxe	9,992	551,159
Donnelley (R.R.) & Sons	39,968	657,873
Herman Miller	11,909	355,484
HNI	8,983	323,298
MSA Safety	6,358	314,085
Rollins	12,818	375,311
Waste Connections	24,828	1,204,655

		6,316,364

Communications Equipment–1.13%
ADTRAN	11,304	232,071
†ARRIS Group	26,820	760,481
†Ciena	20,993	351,003
InterDigital	8,074	321,507
†JDS Uniphase	47,032	602,010
Plantronics	8,478	405,079
†Polycom	27,654	339,729

LVIP SSgA Mid-Cap Index Fund–1

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Communications Equipment (continued)
†Riverbed Technology	32,096	$595,220

		3,607,100

Construction & Engineering–0.71%
†AECOM Technology	19,883	671,051
Granite Construction	7,267	231,163
KBR	29,471	554,939
URS	13,827	796,573

		2,253,726

Construction Materials–0.32%
Eagle Materials	9,992	1,017,485

		1,017,485

Consumer Finance–0.23%
SLM	84,678	724,844

		724,844

Containers & Packaging–1.55%
AptarGroup	13,121	796,445
Greif Class A	6,956	304,742
Packaging of America	19,681	1,256,041
Rock-Tenn Class A	28,764	1,368,591
Silgan Holdings	8,781	412,707
Sonoco Products	20,388	801,044

		4,939,570

Distributors–0.51%
†LKQ	61,352	1,631,350

		1,631,350

Diversified Consumer Services–0.93%
†Apollo Education Group Class A	19,883	500,057
DeVry Education Group	11,405	488,248
Graham Holdings	900	629,631
Service International	42,793	904,644
Sotheby’s	12,527	447,464

		2,970,044

Diversified Financial Services–0.63%
CBOE Holdings	17,258	923,734
†MSCI	23,315	1,096,271

		2,020,005

Diversified Telecommunication Services–0.36%
†tw Telecom Class A	27,654	1,150,683

		1,150,683

Electric Utilities–1.62%
Cleco	12,111	583,145
Great Plains Energy	30,783	744,025
Hawaiian Electric Industries	20,287	538,620
IDACORP	10,093	541,086
OGE Energy	39,867	1,479,464
PNM Resources	15,947	397,240

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electric Utilities (continued)
Westar Energy	25,837	$881,558

		5,165,138

Electrical Equipment–0.92%
Acuity Brands	8,680	1,021,723
Hubbell Class B	11,099	1,337,762
Regal-Beloit	9,083	583,583

		2,943,068

Electronic Equipment, Instruments & Components–2.98%
†Arrow Electronics	19,983	1,106,059
Avnet	27,755	1,151,833
Belden	8,680	555,694
†Cognex	17,700	712,779
FEI	8,478	639,411
†Ingram Micro	31,086	802,330
†Itron	7,872	309,448
†Knowles	17,057	452,011
National Instruments	20,481	633,477
†Tech Data	7,670	451,456
†Trimble Navigation	52,180	1,591,490
Vishay Intertechnology	27,150	387,973
†Zebra Technologies	10,093	716,300

		9,510,261

Energy Equipment & Services–2.77%
†Atwood Oceanics	12,207	533,324
CARBO Ceramics	3,937	233,188
†Dresser-Rand Group	15,341	1,261,951
†Dril-Quip	8,175	730,845
†Helix Energy Solutions Group	19,681	434,163
Oceaneering International	21,599	1,407,607
†Oil States International	10,998	680,776
Patterson-UTI Energy	29,764	968,223
Rowan Class A	24,929	630,953
Superior Energy Services	31,388	1,031,724
Tidewater	9,891	386,046
†Unit	9,381	550,196

		8,848,996

Food & Staples Retailing–0.31%
†SUPERVALU	42,253	377,742
†United Natural Foods	9,891	607,901

		985,643

Food Products–1.60%
Dean Foods	18,672	247,404
Flowers Foods	37,624	690,777
†Hain Celestial Group	10,292	1,053,386
Ingredion	14,937	1,132,075
Lancaster Colony	3,836	327,134
†Post Holdings	8,781	291,354
Tootsie Roll Industries	4,138	115,823

LVIP SSgA Mid-Cap Index Fund–2

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†Whitewave Foods	34,820	$1,265,011

		5,122,964

Gas Utilities–1.53%
Atmos Energy	20,084	958,007
National Fuel Gas	16,855	1,179,681
ONE Gas	10,396	356,063
Questar	35,023	780,663
UGI	34,518	1,176,719
WGL Holdings	10,396	437,880

		4,889,013

Health Care Equipment & Supplies–2.88%
†Align Technology	14,432	745,846
Cooper	9,788	1,524,481
Hill-Rom Holdings	11,505	476,652
†Hologic	49,109	1,194,822
†IDEXX Laboratories	10,294	1,212,942
ResMed	28,058	1,382,418
†Sirona Dental Systems	11,102	851,301
STERIS	11,809	637,214
Teleflex	8,276	869,311
†Thoratec	11,405	304,856

		9,199,843

Health Care Providers & Services–3.01%
†Centene	11,905	984,663
†Community Health Systems	23,112	1,266,306
†Health Net	16,048	739,973
†Henry Schein	17,057	1,986,629
†LifePoint Hospitals	9,214	637,517
†MEDNAX	20,383	1,117,396
Omnicare	19,782	1,231,627
Owens & Minor	12,616	413,048
†VCA Antech	17,663	694,686
†WellCare Health Plans	8,781	529,846

		9,601,691

Health Care Technology–0.10%
†HMS Holdings	17,561	331,025

		331,025

Hotels, Restaurants & Leisure–1.65%
†Bally Technologies	7,872	635,270
Brinker International	13,020	661,286
Cheesecake Factory	9,185	417,917
Domino’s Pizza	11,102	854,410
International Game Technology	49,455	834,306
International Speedway Class A	5,551	175,634
†Life Time Fitness	7,569	381,780
†Panera Bread Class A	5,248	853,955
Wendy’s	56,286	464,922

		5,279,480

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables–1.64%
†Jarden	24,021	$1,443,902
KB Home	17,966	268,412
MDC Holdings	7,772	196,787
†NVR	807	911,926
†Tempur Sealy International	12,212	685,948
†Toll Brothers	32,895	1,025,008
Tupperware Brands	10,093	696,821

		5,228,804

Household Products–1.08%
Church & Dwight	27,250	1,911,860
Energizer Holdings	12,514	1,541,850

		3,453,710

Industrial Conglomerates–0.32%
Carlisle	12,818	1,030,311

		1,030,311

Insurance–4.73%
†Alleghany	3,330	1,392,439
American Financial Group	15,232	881,780
Aspen Insurance Holdings	13,120	561,142
Berkley (W.R.)	20,690	988,982
Brown & Brown	23,819	765,781
Everest Re Group	9,185	1,488,062
First American Financial	21,397	580,287
Gallagher (Arthur J.)	32,289	1,464,629
Hanover Insurance Group	8,781	539,329
HCC Insurance Holdings	19,984	965,027
Kemper	10,194	348,125
Mercury General	7,267	354,702
Old Republic International	48,546	693,237
Primerica	10,900	525,598
Protective Life	15,745	1,092,860
Reinsurance Group of America	13,827	1,107,957
RenaissanceRe Holdings	8,075	807,419
StanCorp Financial Group	8,781	554,784

		15,112,140

Internet & Catalog Retail–0.13%
HSN	6,662	408,847

		408,847

Internet Software & Services–1.32%
†AOL	16,047	721,313
†Conversant	12,616	432,098
†Equinix	10,698	2,273,111
†Rackspace Hosting	24,215	788,198

		4,214,720

IT Services–2.68%
†Acxiom	15,442	255,565
Broadridge Financial Solutions	24,122	1,004,199
Convergys	20,287	361,514

LVIP SSgA Mid-Cap Index Fund–3

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
IT Services (continued)
†CoreLogic	18,369	$497,249
DST Systems	6,264	525,675
†Gartner	18,066	1,327,309
Global Payments	13,626	952,185
Jack Henry & Associates	16,956	943,771
Leidos Holdings	12,717	436,575
†NeuStar Class A	11,203	278,170
Science Applications International	8,175	361,580
†VeriFone Systems	22,406	770,318
†WEX	7,771	857,297

		8,571,407

Leisure Products–0.82%
Brunswick	18,571	782,582
Polaris Industries	12,321	1,845,563

		2,628,145

Life Sciences Tools & Services–1.30%
†Bio-Rad Laboratories Class A	4,037	457,796
†Charles River Laboratories International	9,689	578,821
†Covance	11,506	905,522
†Mettler-Toledo International	5,854	1,499,385
Techne	7,561	707,332

		4,148,856

Machinery–5.11%
AGCO	17,461	793,777
CLARCOR	10,093	636,666
Crane	9,891	625,210
Donaldson	27,042	1,098,716
Graco	12,112	883,934
Harsco	16,149	345,750
IDEX	16,148	1,168,631
ITT	18,369	825,503
Kennametal	15,745	650,426
Lincoln Electric Holdings	16,148	1,116,392
Nordson	12,010	913,601
Oshkosh	16,956	748,607
SPX	8,781	824,799
Terex	22,103	702,212
Timken	15,341	650,305
Trinity Industries	31,685	1,480,323
Valmont Industries	5,350	721,875
Wabtec	19,576	1,586,439
Woodward	11,809	562,345

		16,335,511

Marine–0.43%
†Kirby	11,603	1,367,414

		1,367,414

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media–1.55%
†AMC Networks Class A	11,809	$689,882
Cinemark Holdings	20,892	711,164
†DreamWorks Animation SKG Class A	14,432	393,561
John Wiley & Sons Class A	9,386	526,648
Lamar Advertising Class A	16,321	803,809
†Live Nation Entertainment	29,456	707,533
Meredith	7,368	315,350
New York Times Class A	25,232	283,103
†Time	22,305	522,606

		4,953,656

Metals & Mining–2.09%
Carpenter Technology	10,598	478,500
Cliffs Natural Resources	30,682	318,479
Commercial Metals	23,617	403,142
Compass Minerals International	6,762	569,901
Reliance Steel & Aluminum	15,543	1,063,141
Royal Gold	13,020	845,519
Steel Dynamics	47,941	1,083,946
Timkensteel	7,671	356,625
U.S. Steel	29,516	1,156,142
Worthington Industries	10,396	386,939

		6,662,334

Multiline Retail–0.34%
Big Lots	11,102	477,941
†Penney (J.C.)	61,061	613,052

		1,090,993

Multi-Utilities–1.07%
Alliant Energy	22,204	1,230,324
Black Hills	8,982	430,058
MDU Resources Group	39,453	1,097,188
Vectren	16,552	660,425

		3,417,995

Oil, Gas & Consumable Fuels–2.39%
†Bill Barrett	2,000	44,080
Energen	14,934	1,078,832
†Gulfport Energy	17,057	910,844
HollyFrontier	40,344	1,762,226
Peabody Energy	55,300	684,614
†Rosetta Resources	12,313	548,667
SM Energy	13,710	1,069,380
World Fuel Services	14,433	576,165
†WPX Energy	40,472	973,756

		7,648,564

Paper & Forest Products–0.26%
Domtar	13,020	457,393
†Louisiana-Pacific	28,260	384,053

		841,446

LVIP SSgA Mid-Cap Index Fund–4

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals–1.30%
†Endo International	31,158	$2,129,338
†Salix Pharmaceuticals	12,917	2,018,152

		4,147,490

Professional Services–1.01%
Corporate Executive Board	6,762	406,193
†FTI Consulting	8,175	285,798
ManpowerGroup	15,947	1,117,885
Towers Watson Class A	14,218	1,414,691

		3,224,567

Real Estate Investment Trusts–8.64%
Alexandria Real Estate Equities	14,332	1,056,985
American Campus Communities	20,993	765,195
BioMed Realty Trust	39,781	803,576
Camden Property Trust	17,158	1,175,838
Corporate Office Properties Trust	17,561	451,669
Corrections of America	23,314	801,069
Duke Realty	69,307	1,190,694
Equity One	15,717	339,959
Extra Space Storage	22,003	1,134,695
Federal Realty Investment Trust	13,724	1,625,745
Highwoods Properties	18,066	702,767
Home Properties	11,405	664,227
Hospitality Properties Trust	29,976	804,856
Kilroy Realty	16,951	1,007,567
LaSalle Hotel Properties	20,792	711,918
Liberty Property Trust	29,572	983,565
Mack-Cali Realty	17,763	339,451
Mid-America Apartment Communities	15,038	987,245
National Retail Properties	25,427	879,011
Omega Healthcare Investors	25,232	862,682
Potlatch	8,175	328,717
Rayonier	25,333	788,870
Realty Income	45,208	1,844,034
Regency Centers	18,470	994,240
Senior Housing Properties Trust	40,775	853,013
SL Green Realty	19,376	1,963,176
Taubman Centers	12,616	920,968
UDR	50,363	1,372,392
Washington Prime Group	31,086	543,383
Weingarten Realty Investors	22,507	708,971

		27,606,478

Real Estate Management & Development–0.46%
Alexander & Baldwin	9,279	333,766
Jones Lang LaSalle	9,082	1,147,420

		1,481,186

Road & Rail–1.49%
Con-way	11,405	541,737
†Genesee & Wyoming	10,194	971,590
Hunt (J.B.) Transport Services	18,668	1,382,365

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
Landstar System	8,983	$648,483
†Old Dominion Freight Line	13,929	983,945
Werner Enterprises	9,084	228,917

		4,757,037

Semiconductors & Semiconductor Equipment–2.99%
†Advanced Micro Devices	129,693	442,253
†Atmel	84,275	680,942
†Cree	24,425	1,000,204
Cypress Semiconductor	29,067	287,037
†Fairchild Semiconductor International	25,030	388,716
†Integrated Device Technology	30,450	485,677
†International Rectifier	14,231	558,424
Intersil Class A	25,737	365,723
†RF Micro Devices	57,327	661,554
†Semtech	13,424	364,462
†Silicon Laboratories	7,974	324,063
Skyworks Solutions	38,449	2,231,964
†SunEdison	50,853	960,105
Teradyne	40,977	794,544

		9,545,668

Software–4.45%
†ACI Worldwide	22,809	427,897
Advent Software	8,882	280,316
†Allscripts Healthcare Solutions	34,594	464,078
†ANSYS	18,571	1,405,268
†Cadence Design Systems	57,933	997,027
†CommVault Systems	8,882	447,653
Compuware	44,005	466,893
†Concur Technologies	9,588	1,215,950
FactSet Research Systems	7,873	956,806
Fair Isaac	6,459	355,891
†Fortinet	27,452	693,575
†Informatica	22,002	753,348
Mentor Graphics	19,378	397,152
†PTC	23,718	875,194
†Rovi	18,974	374,642
†SolarWinds	13,121	551,738
Solera Holdings	13,727	773,654
†Synopsys	31,685	1,257,736
†TIBCO Software	30,582	722,653
†Ultimate Software Group	5,652	799,814

		14,217,285

Specialty Retail–3.96%
Aaron’s	13,233	321,827
Abercrombie & Fitch	14,534	528,166
Advance Auto Parts	14,825	1,931,697
American Eagle Outfitters	34,215	496,802
†ANN	9,386	386,046
†Ascena Retail Group	25,938	344,975
†Cabela’s	9,386	552,835

LVIP SSgA Mid-Cap Index Fund–5

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Chico’s FAS	30,682	$453,173
CST Brands	15,139	544,247
Dick’s Sporting Goods	19,883	872,466
Foot Locker	29,168	1,623,199
Guess	13,110	288,027
†Murphy USA	8,882	471,279
†Office Depot	97,396	500,615
Rent-A-Center	10,597	321,619
Signet Jewelers	16,248	1,850,810
Williams-Sonoma	17,561	1,169,036

		12,656,819

Technology Hardware, Storage & Peripherals–0.97%
†3D Systems	20,988	973,214
Diebold	12,919	456,299
Lexmark International Class A	12,515	531,887
†NCR	33,609	1,122,877

		3,084,277

Textiles, Apparel & Luxury Goods–1.36%
Carter’s	10,799	837,138
†Deckers Outdoor	6,964	676,761
Hanesbrands	20,236	2,174,156
†Kate Spade	25,333	664,485

		4,352,540

Thrifts & Mortgage Finance–0.64%
Astoria Financial	16,956	210,085
New York Community Bancorp	88,615	1,406,320
Washington Federal	20,287	413,043

		2,029,448

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–0.07%
Universal	4,643	$206,103

		206,103

Trading Companies & Distributors–0.80%
GATX	9,185	536,128
MSC Industrial Direct	10,387	887,673
†NOW	21,498	653,754
Watsco	5,450	469,681

		2,547,236

Water Utilities–0.26%
Aqua America	35,426	833,574

		833,574

Wireless Telecommunication Services–0.15%
Telephone & Data Systems	19,782	473,977

		473,977

Total Common Stock (Cost $325,757,701)		310,340,234

MONEY MARKET FUND–2.63%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	8,412,027	8,412,027

Total Money Market Fund (Cost $8,412,027)		8,412,027

TOTAL VALUE OF SECURITIES–99.79% (Cost $334,169,728)	318,752,261
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	674,708

NET ASSETS APPLICABLE TO 33,494,516 SHARES OUTSTANDING–100.00%	$319,426,969

†  Non-income producing for the period.

«  Includes $428,800 cash pledged as collateral for futures contracts as of September 30, 2014.

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
64	E-mini S&P MidCap 400 Index	$9,054,354	$8,738,560	12/22/14	$(315,794)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

LVIP SSgA Mid-Cap Index Fund–6

LVIP SSgA Mid-Cap Index Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Common Stock	$310,340,234
Money Market Fund	8,412,027

Total	$318,752,261

Futures Contracts	$(315,794)

There were no Level 3 investments at the end of the period.

During the period September 2, 2014* through September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent Prospectus and Statement of Additional Information.

* Date of commencement of operations.

LVIP SSgA Mid-Cap Index Fund–7

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–97.46%
Aerospace & Defense–2.57%
Boeing	246,789	$31,435,983
General Dynamics	119,580	15,197,422
Honeywell International	287,972	26,815,953
L-3 Communications Holdings	32,476	3,862,046
Lockheed Martin	100,003	18,278,548
Northrop Grumman	78,433	10,334,332
Precision Castparts	53,047	12,565,773
Raytheon	114,701	11,655,916
Rockwell Collins	51,705	4,058,843
Textron	106,522	3,833,727
United Technologies	314,759	33,238,550

		171,277,093

Air Freight & Logistics–0.72%
Expeditors International of Washington	73,776	2,993,830
FedEx	98,403	15,887,164
Robinson (C.H.) Worldwide	57,727	3,828,455
United Parcel Service Class B	259,224	25,479,127

		48,188,576

Airlines–0.30%
Delta Air Lines	310,900	11,239,035
Southwest Airlines	253,081	8,546,545

		19,785,580

Auto Components–0.37%
Borg Warner	85,798	4,513,833
Delphi Automotive	111,624	6,847,016
Goodyear Tire & Rubber	106,437	2,403,880
Johnson Controls	243,437	10,711,228

		24,475,957

Automobiles–0.64%
Ford Motor	1,453,902	21,503,211
General Motors	499,706	15,960,610
Harley-Davidson	83,593	4,865,113

		42,328,934

Banks–5.88%
Bank of America	3,872,501	66,026,142
BB&T	263,126	9,790,918
Citigroup	1,118,562	57,963,883
Comerica	68,952	3,437,947
Fifth Third Bancorp	320,912	6,424,658
Huntington Bancshares	301,320	2,931,844
JPMorgan Chase	1,394,160	83,984,198
KeyCorp	341,495	4,552,128
M&T Bank	49,724	6,130,472
PNC Financial Services Group	200,346	17,145,611
Regions Financial	501,914	5,039,217
SunTrust Banks	194,764	7,406,875
U.S. Bancorp	667,556	27,923,867

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Wells Fargo	1,755,682	$91,067,225
Zions Bancorp	69,942	2,032,515

		391,857,500

Beverages–2.15%
Brown-Forman Class B	61,970	5,590,933
Coca-Cola	1,459,297	62,253,610
Coca-Cola Enterprises	84,832	3,763,148
†Constellation Brands Class A	64,035	5,581,291
Dr Pepper Snapple Group	72,358	4,653,343
Molson Coors Brewing Class B	61,017	4,542,105
†Monster Beverage	51,468	4,718,072
PepsiCo	558,175	51,960,511

		143,063,013

Biotechnology–2.81%
†Alexion Pharmaceuticals	72,505	12,022,779
Amgen	280,957	39,463,220
†Biogen Idec	87,249	28,862,842
†Celgene	294,540	27,916,501
†Gilead Sciences	558,849	59,489,476
†Regeneron Pharmaceuticals	27,462	9,900,600
†Vertex Pharmaceuticals	86,400	9,703,584

		187,359,002

Building Products–0.07%
Allegion	32,825	1,563,783
Masco	128,321	3,069,438

		4,633,221

Capital Markets–2.22%
†Affiliated Managers Group	20,900	4,187,524
Ameriprise Financial	69,482	8,572,689
Bank of New York Mellon	418,703	16,216,367
BlackRock	45,891	15,066,933
†E Trade Financial	109,243	2,467,799
Franklin Resources	146,956	8,025,267
Goldman Sachs Group	152,986	28,083,640
Invesco	157,939	6,235,432
Legg Mason	36,847	1,885,093
Morgan Stanley	567,420	19,615,709
Northern Trust	80,984	5,509,342
Schwab (Charles)	429,425	12,620,801
*State Street	157,890	11,622,283
T. Rowe Price Group	99,135	7,772,184

		147,881,063

Chemicals–2.49%
Air Products & Chemicals	71,299	9,281,704
Airgas	24,651	2,727,633
CF Industries Holdings	18,958	5,293,453
Dow Chemical	415,757	21,802,297
duPont (E.I.) deNemours	337,560	24,223,306

LVIP SSgA S&P 500 Index Fund–1

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Eastman Chemical	57,127	$4,621,003
Ecolab	99,059	11,374,945
FMC	48,901	2,796,648
International Flavors & Fragrances	29,520	2,830,378
LyondellBasell Industries Class A	157,660	17,131,336
Monsanto	192,652	21,675,277
Mosaic	117,847	5,233,585
PPG Industries	50,628	9,960,553
Praxair	107,484	13,865,436
Sherwin-Williams	31,616	6,923,588
Sigma-Aldrich	45,144	6,140,035

		165,881,177

Commercial Services & Supplies–0.49%
ADT	68,357	2,423,939
Cintas	39,308	2,774,752
Iron Mountain	64,159	2,094,791
Pitney Bowes	79,154	1,978,058
Republic Services	102,237	3,989,288
†Stericycle	32,901	3,834,941
Tyco International	168,563	7,512,853
Waste Management	162,371	7,717,494

		32,326,116

Communications Equipment–1.63%
Cisco Systems	1,885,824	47,466,190
†F5 Networks	28,296	3,359,867
Harris	40,458	2,686,411
Juniper Networks	151,204	3,349,169
Motorola Solutions	85,880	5,434,486
QUALCOMM	621,324	46,456,395

		108,752,518

Construction & Engineering–0.14%
Fluor	61,037	4,076,661
†Jacobs Engineering Group	49,534	2,418,250
†Quanta Services	79,787	2,895,470

		9,390,381

Construction Materials–0.09%
Martin Marietta Materials	23,000	2,965,620
Vulcan Materials	46,963	2,828,581

		5,794,201

Consumer Finance–0.90%
American Express	334,850	29,312,769
Capital One Financial	209,930	17,134,487
Discover Financial Services	170,811	10,998,520
Navient	158,964	2,815,252

		60,261,028

Containers & Packaging–0.20%
Avery Dennison	37,443	1,671,830
Ball	53,878	3,408,861

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Containers & Packaging (continued)
Bemis	39,518	$1,502,474
MeadWestvaco	63,735	2,609,311
†Owens-Illinois	62,482	1,627,656
Sealed Air	71,497	2,493,815

		13,313,947

Distributors–0.08%
Genuine Parts	57,441	5,038,150

		5,038,150

Diversified Consumer Services–0.05%
Block (H&R)	101,214	3,138,646

		3,138,646

Diversified Financial Services–1.96%
†Berkshire Hathaway Class B	673,669	93,060,636
CME Group	115,453	9,231,045
IntercontinentalExchange Group	42,126	8,216,676
Leucadia National	117,225	2,794,644
McGraw-Hill Financial	102,479	8,654,352
Moody’s	70,942	6,704,019
NASDAQ OMX Group	44,277	1,878,230

		130,539,602

Diversified Telecommunication Services–2.36%
AT&T	1,911,440	67,359,146
CenturyLink	209,603	8,570,667
Frontier Communications	386,549	2,516,434
Verizon Communications	1,532,158	76,592,578
Windstream Holdings	224,992	2,425,414

		157,464,239

Electric Utilities–1.65%
American Electric Power	184,078	9,610,712
Duke Energy	259,848	19,428,835
Edison International	119,004	6,654,704
Entergy	65,272	5,047,484
Exelon	314,656	10,726,623
FirstEnergy	160,606	5,391,543
NextEra Energy	160,058	15,026,245
Northeast Utilities	115,074	5,097,778
Pepco Holdings	94,909	2,539,765
Pinnacle West Capital	39,983	2,184,671
PPL	246,398	8,091,710
Southern	326,926	14,270,320
Xcel Energy	182,977	5,562,501

		109,632,891

Electrical Equipment–0.56%
AMETEK	94,000	4,719,740
Eaton	174,817	11,078,153
Emerson Electric	257,730	16,128,743

LVIP SSgA S&P 500 Index Fund–2

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electrical Equipment (continued)
Rockwell Automation	50,490	$5,547,841

		37,474,477

Electronic Equipment, Instruments & Components–0.40%
Amphenol Class A	58,866	5,878,359
Corning	479,260	9,268,888
FLIR Systems	54,550	1,709,597
Jabil Circuit	71,087	1,433,825
TE Connectivity	149,611	8,271,992

		26,562,661

Energy Equipment & Services–1.77%
Baker Hughes	159,797	10,396,393
†Cameron International	77,200	5,124,536
Diamond Offshore Drilling	26,952	923,645
ENSCO Class A	84,759	3,501,394
†FMC Technologies	87,516	4,752,994
Halliburton	310,337	20,019,840
Helmerich & Payne	41,008	4,013,453
Nabors Industries	109,589	2,494,246
National Oilwell Varco	157,390	11,977,379
Noble	95,163	2,114,522
Schlumberger	479,455	48,755,779
Transocean	129,100	4,127,327

		118,201,508

Food & Staples Retailing–2.17%
Costco Wholesale	161,048	20,182,535
CVS Health	430,221	34,241,289
Kroger	186,623	9,704,396
Safeway	87,180	2,990,274
Sysco	213,818	8,114,393
Walgreen	322,662	19,124,177
Wal-Mart Stores	583,995	44,658,098
Whole Foods Market	138,400	5,274,424

		144,289,586

Food Products–1.55%
Archer-Daniels-Midland	239,923	12,260,065
Campbell Soup	65,950	2,818,043
ConAgra Foods	153,252	5,063,446
General Mills	225,312	11,366,990
Hershey	55,230	5,270,599
Hormel Foods	49,436	2,540,516
Kellogg	92,977	5,727,383
Keurig Green Mountain	47,400	6,168,162
Kraft Foods Group	218,324	12,313,474
McCormick	50,719	3,393,101
Mead Johnson Nutrition	73,859	7,106,713
Mondelez International Class A	621,708	21,302,825
Smucker (J.M.)	39,447	3,904,859
Tyson Foods Class A	108,650	4,277,551

		103,513,727

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Gas Utilities–0.03%
AGL Resources	44,483	$2,283,757

		2,283,757

Health Care Equipment & Supplies–1.99%
Abbott Laboratories	552,203	22,966,123
Bard (C.R.)	29,037	4,143,870
Baxter International	199,135	14,291,919
Becton, Dickinson	70,644	8,039,994
†Boston Scientific	482,087	5,693,447
†CareFusion	80,327	3,634,797
Covidien	165,421	14,310,571
DENTSPLY International	52,175	2,379,180
†Edwards Lifesciences	38,208	3,902,947
†Intuitive Surgical	13,123	6,060,464
Medtronic	367,226	22,749,651
St. Jude Medical	103,742	6,238,006
Stryker	108,212	8,738,119
†Varian Medical Systems	38,832	3,111,220
Zimmer Holdings	62,590	6,293,425

		132,553,733

Health Care Providers & Services–2.11%
Aetna	130,944	10,606,464
AmerisourceBergen	79,578	6,151,379
Cardinal Health	124,561	9,332,110
Cigna	98,356	8,919,906
†DaVita HealthCare Partners	64,628	4,726,892
†Express Scripts Holding	276,132	19,503,203
Humana	56,532	7,365,554
†Laboratory Corporation of America Holdings	33,047	3,362,532
McKesson	84,687	16,486,018
Patterson	32,124	1,330,897
Quest Diagnostics	56,111	3,404,815
†Tenet Healthcare	38,968	2,314,310
UnitedHealth Group	360,446	31,088,468
Universal Health Services Class B	34,300	3,584,350
WellPoint	102,588	12,271,577

		140,448,475

Health Care Technology–0.10%
†Cerner	112,229	6,685,482

		6,685,482

Hotels, Restaurants & Leisure–1.57%
Carnival	159,991	6,426,838
†Chipotle Mexican Grill	11,322	7,547,132
Darden Restaurants	47,030	2,420,164
Marriott International Class A	79,983	5,590,812
McDonald’s	363,718	34,484,104
Starbucks	276,703	20,880,008
Starwood Hotels & Resorts Worldwide	72,105	5,999,857
Wyndham Worldwide	49,773	4,044,554

LVIP SSgA S&P 500 Index Fund–3

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wynn Resorts	30,950	$5,790,126
Yum Brands	161,824	11,648,092

		104,831,687

Household Durables–0.38%
D.R.Horton	125,474	2,574,726
Garmin	46,124	2,397,987
Harman International Industries	26,206	2,569,236
Leggett & Platt	54,436	1,900,905
Lennar Class A	68,643	2,665,408
†Mohawk Industries	23,700	3,195,234
Newell Rubbermaid	104,404	3,592,542
PulteGroup	130,341	2,301,822
Whirlpool	29,808	4,341,535

		25,539,395

Household Products–1.86%
Clorox	48,985	4,704,519
Colgate-Palmolive	319,552	20,841,181
Kimberly-Clark	138,331	14,880,266
Procter & Gamble	1,000,768	83,804,312

		124,230,278

Independent Power and Renewable Electricity Producers–0.11%
AES	248,215	3,519,689
NRG Energy	124,455	3,793,388

		7,313,077

Industrial Conglomerates–2.27%
3M	239,771	33,970,755
Danaher	226,001	17,171,556
General Electric	3,708,069	95,000,728
Roper Industries	36,364	5,319,690

		151,462,729

Insurance–2.72%
ACE	123,897	12,993,078
AFLAC	166,311	9,687,616
Allstate	158,872	9,749,975
American International Group	532,144	28,746,419
Aon	108,596	9,520,611
Assurant	25,316	1,627,819
Chubb	89,393	8,141,914
Cincinnati Financial	52,875	2,487,769
†Genworth Financial	184,251	2,413,688
Hartford Financial Services Group	169,489	6,313,465
ßLincoln National	100,436	5,381,361
Loews	114,208	4,757,905
Marsh & McLennan	201,369	10,539,653
MetLife	413,715	22,224,770
Principal Financial Group	102,533	5,379,906
Progressive	201,918	5,104,487
Prudential Financial	169,625	14,916,823

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Torchmark	51,379	$2,690,718
Travelers	127,406	11,968,520
Unum Group	98,811	3,397,122
XL Group	105,842	3,510,779

		181,554,398

Internet & Catalog Retail–1.27%
†Amazon.com	140,158	45,192,546
Expedia	40,249	3,526,617
†NetFlix	22,000	9,925,960
†Priceline Group	19,275	22,331,629
†TripAdvisor	42,134	3,851,890

		84,828,642

Internet Software & Services–3.36%
†Akamai Technologies	68,403	4,090,499
†eBay	419,244	23,741,788
†Facebook Class A	721,000	56,987,840
†Google Class A	105,020	61,794,818
†Google Class C	105,020	60,634,347
†VeriSign	46,087	2,540,315
†Yahoo	343,523	13,998,562

		223,788,169

IT Services–3.19%
Accenture Class A	232,567	18,912,348
†Alliance Data Systems	19,700	4,890,919
Automatic Data Processing	176,968	14,702,501
†Cognizant Technology Solutions Class A	222,916	9,979,949
Computer Sciences	54,985	3,362,333
Fidelity National Information Services	107,989	6,079,781
†Fiserv	90,912	5,876,097
International Business Machines	342,963	65,104,666
MasterCard Class A	364,320	26,930,534
Paychex	117,776	5,205,699
†Teradata	58,728	2,461,878
Total System Services	62,868	1,946,393
Visa Class A	182,082	38,850,836
Western Union	201,787	3,236,663
Xerox	397,885	5,264,019

		212,804,616

Leisure Products–0.10%
Hasbro	43,184	2,374,904
Mattel	129,668	3,974,324

		6,349,228

Life Sciences Tools & Services–0.45%
Agilent Technologies	121,737	6,936,574
PerkinElmer	42,975	1,873,710
Thermo Fisher Scientific	146,553	17,835,500

LVIP SSgA S&P 500 Index Fund–4

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
†Waters	30,816	$3,054,482

		29,700,266

Machinery–1.55%
Caterpillar	229,481	22,725,503
Cummins	64,529	8,516,537
Deere	133,300	10,929,267
Dover	63,651	5,113,085
Flowserve	52,084	3,672,964
Illinois Tool Works	139,219	11,752,868
Ingersoll-Rand	99,875	5,628,955
Joy Global	39,734	2,167,092
PACCAR	129,655	7,374,128
Pall	42,008	3,516,070
Parker Hannifin	56,882	6,493,080
Pentair	74,894	4,904,808
Snap-on	21,775	2,636,517
Stanley Black & Decker	59,240	5,259,920
Xylem	70,173	2,490,440

		103,181,234

Media–3.43%
Cablevision Systems Class A	83,041	1,454,048
CBS Class B	178,603	9,555,261
Comcast Class A	957,272	51,482,088
†DIRECTV	186,196	16,109,678
†Discovery Communications Class A	56,243	2,125,985
†Discovery Communications Class C	102,543	3,822,803
Disney (Walt)	583,990	51,992,630
Gannett	85,605	2,539,900
Interpublic Group	163,980	3,004,114
†News Class A	192,890	3,153,751
Omnicom Group	94,397	6,500,177
Scripps Networks Interactive Class A	40,253	3,143,357
Time Warner	316,533	23,806,447
Time Warner Cable	102,223	14,667,978
Twenty-First Century Fox Class A	704,057	24,142,115
Viacom Class B	143,423	11,034,966

		228,535,298

Metals & Mining–0.48%
Alcoa	444,481	7,151,699
Allegheny Technologies	41,671	1,545,994
Freeport-McMoRan Copper & Gold	381,061	12,441,642
Newmont Mining	181,232	4,177,398
Nucor	121,543	6,597,354

		31,914,087

Multiline Retail–0.66%
†Dollar General	110,729	6,766,649
†Dollar Tree	78,360	4,393,645
Family Dollar Stores	34,715	2,681,387
Kohl’s	74,603	4,553,021

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Multiline Retail (continued)
Macy’s	131,817	$7,669,113
Nordstrom	53,611	3,665,384
Target	232,438	14,569,214

		44,298,413

Multi-Utilities–1.12%
Ameren	89,301	3,422,907
CenterPoint Energy	160,835	3,935,632
CMS Energy	102,838	3,050,175
Consolidated Edison	111,112	6,295,606
Dominion Resources	213,510	14,751,406
DTE Energy	64,392	4,898,943
Integrys Energy Group	30,336	1,966,380
NiSource	119,895	4,913,297
PG&E	169,973	7,655,584
Public Service Enterprise Group	191,489	7,131,050
SCANA	56,506	2,803,263
Sempra Energy	83,388	8,787,427
TECO Energy	78,862	1,370,622
Wisconsin Energy	87,134	3,746,762

		74,729,054

Oil, Gas & Consumable Fuels–7.66%
Anadarko Petroleum	185,627	18,830,003
Apache	141,526	13,285,046
Cabot Oil & Gas	151,896	4,965,480
Chesapeake Energy	189,605	4,359,019
Chevron	701,234	83,671,241
Cimarex Energy	33,400	4,226,102
ConocoPhillips	451,810	34,572,501
CONSOL Energy	88,332	3,344,250
Denbury Resources	135,238	2,032,627
Devon Energy	140,414	9,573,427
EOG Resources	200,802	19,883,414
EQT	55,307	5,062,803
Exxon Mobil	1,580,910	148,684,585
Hess	96,620	9,113,198
Kinder Morgan	244,681	9,381,070
Marathon Oil	247,629	9,308,374
Marathon Petroleum	105,710	8,950,466
Murphy Oil	62,565	3,560,574
†Newfield Exploration	53,397	1,979,427
Noble Energy	131,485	8,988,315
Occidental Petroleum	288,998	27,787,158
ONEOK	77,377	5,072,062
Phillips 66	207,871	16,901,991
Pioneer Natural Resources	52,414	10,323,986
QEP Resources	67,867	2,088,946
Range Resources	61,306	4,157,160
†Southwestern Energy	128,450	4,489,328
Spectra Energy	245,690	9,645,789
Tesoro	50,861	3,101,504

LVIP SSgA S&P 500 Index Fund–5

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Valero Energy	195,445	$9,043,240
Williams	249,518	13,810,821

		510,193,907

Paper & Forest Products–0.11%
International Paper	158,401	7,562,064

		7,562,064

Personal Products–0.12%
Avon Products	154,102	1,941,685
Estee Lauder Class A	83,967	6,274,014

		8,215,699

Pharmaceuticals–6.06%
AbbVie	585,010	33,790,178
†Actavis	97,286	23,473,166
Allergan	115,282	20,542,100
Bristol-Myers Squibb	609,626	31,200,659
†Hospira	60,371	3,141,103
Johnson & Johnson	1,042,281	111,096,732
Lilly (Eli)	362,152	23,485,557
†Mallinckrodt	43,500	3,921,525
Merck	1,066,381	63,215,066
†Mylan	136,405	6,205,063
Perrigo	50,651	7,607,274
Pfizer	2,349,248	69,467,263
Zoetis	182,921	6,758,931

		403,904,617

Professional Services–0.19%
Dun & Bradstreet	13,178	1,548,020
Equifax	46,918	3,506,651
Nielsen Holdings	116,200	5,151,146
Robert Half International	52,417	2,568,433

		12,774,250

Real Estate Investment Trusts–2.11%
American Tower	145,203	13,595,357
Apartment Investment & Management	56,213	1,788,698
AvalonBay Communities	48,948	6,900,200
Boston Properties	58,012	6,715,469
CBS Outdoor Americas	3	90
Crown Castle International	122,265	9,846,000
Equity Residential	134,642	8,291,254
Essex Property Trust	22,700	4,057,625
General Growth Properties	234,500	5,522,475
HCP	167,423	6,648,367
Health Care REIT	120,701	7,528,121
Host Hotels & Resorts	276,151	5,890,301
Kimco Realty	157,245	3,445,238
Macerich	53,910	3,441,075
Plum Creek Timber	66,586	2,597,520
Prologis	182,589	6,883,605

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Public Storage	54,551	$9,046,738
Simon Property Group	114,148	18,768,214
Ventas	107,495	6,659,315
Vornado Realty Trust	65,974	6,594,761
Weyerhaeuser	192,110	6,120,625

		140,341,048

Real Estate Management & Development–0.05%
†CBRE Group Class A	106,176	3,157,674

		3,157,674

Road & Rail–1.01%
CSX	368,204	11,804,620
Kansas City Southern	41,238	4,998,046
Norfolk Southern	113,532	12,670,171
Ryder System	20,186	1,816,134
Union Pacific	333,302	36,136,603

		67,425,574

Semiconductors & Semiconductor Equipment–2.38%
Altera	118,527	4,240,896
Analog Devices	118,522	5,865,654
Applied Materials	445,853	9,634,883
Avago Technologies	95,300	8,291,100
Broadcom Class A	200,172	8,090,952
†First Solar	24,332	1,601,289
Intel	1,833,228	63,832,999
KLA-Tencor	63,621	5,012,062
Lam Research	61,450	4,590,315
Linear Technology	90,133	4,001,004
Microchip Technology	74,303	3,509,331
†Micron Technology	392,559	13,449,071
NVIDIA	202,410	3,734,465
Texas Instruments	396,524	18,910,230
Xilinx	97,555	4,131,454

		158,895,705

Software–3.72%
†Adobe Systems	175,500	12,142,845
†Autodesk	86,803	4,782,845
CA	117,419	3,280,687
†Citrix Systems	59,456	4,241,591
†Electronic Arts	115,779	4,122,890
Intuit	103,840	9,101,576
Microsoft	3,054,588	141,610,700
Oracle	1,202,578	46,034,686
†Red Hat	69,303	3,891,363
†salesforce.com	213,736	12,296,232
Symantec	260,525	6,124,943

		247,630,358

Specialty Retail–2.08%
†AutoNation	24,806	1,247,990

LVIP SSgA S&P 500 Index Fund–6

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
†AutoZone	12,127	$6,180,647
†Bed Bath & Beyond	74,226	4,886,298
Best Buy	101,077	3,395,176
†CarMax	85,509	3,971,893
GameStop Class A	44,363	1,827,756
Gap	102,650	4,279,479
Home Depot	497,785	45,666,796
L Brands	93,343	6,252,114
Lowe’s	366,397	19,389,729
†O’Reilly Automotive	40,557	6,098,151
PETsMART	38,630	2,707,577
Ross Stores	80,713	6,100,289
Staples	241,935	2,927,414
Tiffany & Co.	41,715	4,017,572
TJX	257,046	15,209,412
Tractor Supply	50,700	3,118,557
†Urban Outfitters	41,817	1,534,684

		138,811,534

Technology Hardware, Storage & Peripherals–4.47%
Apple	2,219,489	223,613,517
EMC	752,467	22,017,184
Hewlett-Packard	688,076	24,406,056
NetApp.	123,943	5,324,591
SanDisk	82,727	8,103,110
Seagate Technology	119,272	6,830,707
Western Digital	78,752	7,664,145

		297,959,310

Textiles, Apparel & Luxury Goods–0.81%
Coach	102,134	3,636,992
†Fossil Group	19,083	1,791,894
†Michael Kors Holdings	76,700	5,475,613
NIKE Class B	260,534	23,239,633
PVH	30,633	3,711,188
Ralph Lauren	22,772	3,751,232
†Under Armour Class A	60,200	4,159,820
VF	125,952	8,316,611

		54,082,983

Thrifts & Mortgage Finance–0.05%
Hudson City Bancorp	183,952	1,788,013
People’s United Financial	108,817	1,574,582

		3,362,595

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco–1.46%
Altria Group	730,801	$33,572,998
Lorillard	136,267	8,163,756
Philip Morris International	579,016	48,289,934
Reynolds American	117,960	6,959,640

		96,986,328

Trading Companies & Distributors–0.21%
Fastenal	104,703	4,701,165
Grainger (W.W.)	22,153	5,574,802
†United Rentals	36,000	3,999,600

		14,275,567

Total Common Stock (Cost $4,549,000,719)		6,495,036,025

MONEY MARKET FUND–2.17%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	144,630,318	144,630,318

Total Money Market Fund (Cost $144,630,318)		144,630,318

	Principal Amount°

SHORT-TERM INVESTMENTS–0.20%
≠U.S. Treasury Obligations–0.20%
U.S. Treasury Bill
¥0.005% 10/9/14	660,000	659,999
¥0.013% 11/6/14	11,895,000	11,894,845
U.S. Treasury Bills
¥0.015% 10/23/14	1,065,000	1,064,991

Total Short-Term Investments (Cost $13,619,841)		13,619,835

LVIP SSgA S&P 500 Index Fund–7

LVIP SSgA S&P 500 Index Fund

Schedule of Investments (continued)

TOTAL VALUE OF SECURITIES–99.83% (Cost $4,707,250,878)	$6,653,286,178
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	11,170,561

NET ASSETS APPLICABLE TO 465,914,633 SHARES OUTSTANDING–100.00%	$6,664,456,739

† Non-income producing for the period.

ß Considered an affiliated company. Investments in companies considered to be affiliates of the Fund were as follows:

Company	Balance at Beginning of Period	Gross Additions	Gross Reductions	Realized Gain During the Period	Value 9/30/14	Dividend Income
Lincoln National	$4,905,758	$258,352	$—	$—	$5,381,361	$46,481
State Street	11,572,869	670,500	(690,516)	28,906	11,622,283	138,193

	$16,478,627				$17,003,644

≠ The rate shown is the effective yield at the time of purchase.

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥ Fully or partially pledged as collateral for futures contracts.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
1,703 E-mini S&P 500 Index	$169,096,786	$167,362,325	12/22/14	$(1,734,461)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Common Stock	$6,495,036,025	$—	$6,495,036,025
Money Market Fund	144,630,318	—	144,630,318
Short-Term Investments	—	13,619,835	13,619,835

Total	$6,639,666,343	$13,619,835	$6,653,286,178

Futures Contracts	$(1,734,461)	$—	$(1,734,461)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA S&P 500 Index Fund–8

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–98.39%
Aerospace & Defense–1.72%
AAR	28,698	$693,057
AeroVironment	14,181	426,423
American Science & Engineering	6,301	348,949
†Astronics	11,230	535,446
†Astronics Class B	2,246	106,685
Cubic	16,317	763,636
Curtiss-Wright	36,944	2,435,348
†DigitalGlobe	58,566	1,669,131
†Ducommun	6,800	186,388
†Engility Holdings	13,900	433,263
†Erickson	7,600	98,724
†Esterline Technologies	24,522	2,728,563
†GenCorp	43,868	700,572
HEICO	51,318	2,396,551
†KEYW Holding	20,408	225,917
†Kratos Defense & Security Solutions	39,750	260,760
†LMI Aerospace	5,541	70,925
†Moog Class A	34,081	2,331,140
National Presto Industries	4,172	253,282
†Orbital Sciences	45,655	1,269,209
†Sparton	6,600	162,690
†TASER International	44,445	686,231
†Teledyne Technologies	28,864	2,713,505

		21,496,395

Air Freight & Logistics–0.49%
†Air Transport Services Group	43,976	320,145
†Atlas Air Worldwide Holdings	18,320	604,926
†Echo Global Logistics	20,591	484,918
Forward Air	23,239	1,041,804
†Hub Group Class A	28,044	1,136,623
Park-Ohio Holdings	7,516	359,716
†UTi Worldwide	67,000	712,210
†XPO Logistics	39,818	1,499,944

		6,160,286

Airlines–0.36%
Allegiant Travel	10,984	1,358,281
†Hawaiian Holdings	32,625	438,806
†JetBlue Airways	192,383	2,043,107
†Republic Airways Holdings	35,949	399,393
SkyWest	37,292	290,132

		4,529,719

Auto Components–1.10%
†American Axle & Manufacturing
Holdings	53,181	891,845
Cooper Tire & Rubber	49,217	1,412,528
†Cooper-Standard Holding	9,900	617,760
Dana Holdings	117,072	2,244,270
†Dorman Products	19,373	776,082
Drew Industries	18,704	789,122
†Federal-Mogul Class A	25,034	372,256

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Auto Components (continued)
†Fox Factory Holding	6,400	$99,200
†Fuel Systems Solutions	8,782	78,248
†Gentherm	27,606	1,165,801
†Modine Manufacturing	39,264	466,064
†Motorcar Parts of America	14,700	399,987
Remy International	9,000	184,770
†Shiloh Industries	8,074	137,339
Spartan Motors	20,504	95,754
Standard Motor Products	14,451	497,548
†Stoneridge	17,031	191,939
Strattec Security	2,500	203,375
Superior Industries International	19,207	336,699
†Tenneco	46,977	2,457,367
†Tower International	14,920	375,835

		13,793,789

Automobiles–0.04%
†Winnebago Industries	20,373	443,520

		443,520

Banks–7.42%
1st Source	12,359	351,984
1st United Bancorp	16,067	136,891
American National Bankshares	4,395	99,986
Ameris Bancorp	19,579	429,759
Ames National	4,997	111,683
Arrow Financial	6,316	158,338
Banc of California	27,838	323,756
Bancfirst	5,593	349,898
Banco Latinoamericano de
Exportacions	23,658	725,827
†Bancorp	26,347	226,321
BancorpSouth	74,631	1,503,068
Bank of Kentucky Financial	5,495	254,034
Bank of Marin Bancorp	5,149	236,288
Bank of the Ozarks	61,620	1,942,262
Banner	16,019	616,251
BBCN Bancorp	62,633	913,815
†Blue Hills Bancorp	24,053	315,575
BNC Bancorp	17,200	269,352
Boston Private Financial Holdings	63,438	785,997
Bridge Bancorp	10,192	241,041
†Bridge Capital Holdings	6,125	139,283
Bryn Mawr Bank	9,064	256,783
Camden National	4,258	149,030
†Capital Bank Financial	19,770	472,108
Capital City Bank Group	6,384	86,439
Cardinal Financial	23,521	401,503
†Cascade Bancorp	18,443	93,137
Cathay General Bancorp	58,603	1,455,112
Centerstate Banks of Florida	32,205	333,322
Central Pacific Financial	18,230	326,864

LVIP SSgA Small-Cap Index Fund–1

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Century Bancorp Class A	2,361	$81,738
Chemical Financial	24,012	645,683
Citizens & Northern	7,361	139,859
City Holding	11,497	484,369
CNB Financial	12,991	203,959
CoBiz Financial	29,853	333,757
Columbia Banking System	40,283	999,421
Community Bank System	31,446	1,056,271
Community Trust Bancorp	11,746	395,018
†CommunityOne Bancorp	5,605	49,436
Connectone Bancorp	19,969	380,409
†CU Bancorp	6,000	112,800
†Customers Bancorp	22,280	400,149
CVB Financial	82,759	1,187,592
†Eagle Bancorp	16,509	525,316
Enterprise Bancorp	3,260	61,418
Enterprise Financial Services	15,538	259,795
Fidelity Southern	12,915	176,935
Financial Institutions	11,888	267,242
First Bancorp (Maine)	5,538	92,318
First Bancorp (North Carolina)	13,185	211,224
†First Bancorp (Puerto Rico)	87,135	413,891
First Busey	57,291	319,111
First Business Financial Services	2,900	127,310
First Citizens BancShares Class A	5,900	1,278,117
First Commonwealth Financial	71,539	600,212
First Community Bancshares	10,063	143,800
First Connecticut Bancorp	9,428	136,706
First Financial	7,859	243,236
First Financial Bancorp	41,273	653,352
First Financial Bankshares	46,814	1,300,961
First Interstate Bancsystem	13,498	358,642
First Merchants	25,783	521,074
First Midwest Bancorp	59,255	953,413
†First NBC Bank Holding	10,800	353,700
First of Long Island	4,757	163,879
FirstMerit	126,707	2,230,043
Flushing Financial	22,130	404,315
FNB	129,084	1,547,717
German American Bancorp	10,082	260,216
Glacier Bancorp	57,874	1,496,622
Great Southern Bancorp	8,370	253,946
†Green Bancorp	5,400	92,610
Guaranty Bancorp	8,468	114,403
Hancock Holding	63,664	2,040,431
Hanmi Financial	23,620	476,179
Heartland Financial USA	12,338	294,631
Heritage Commerce	11,254	92,395
Heritage Financial	23,755	376,279
Heritage Oaks Bancorp	11,216	78,512
Home Bancshares	42,314	1,244,455
†HomeTrust Bancshares	12,977	189,594

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Horizon Bancorp	8,337	$192,084
Hudson Valley Holding	14,338	260,235
Iberiabank	24,404	1,525,494
Independent Bank	16,600	197,872
@Independent Bank (Massachusetts)	19,284	688,824
Independent Bank Group	6,600	313,170
International Bancshares	42,164	1,039,975
Investors Bancorp	272,886	2,764,335
Lakeland Bancorp	24,478	238,905
Lakeland Financial	12,278	460,425
Macatawa Bank	25,100	120,480
MainSource Financial Group	13,420	231,495
MB Financial	50,426	1,395,792
Mercantile Bank	15,733	299,714
Merchants Bancshares	2,742	77,297
†Meridian Bancorp	14,154	149,466
†Metro Bancorp	9,010	218,493
MidSouth Bancorp	4,611	86,226
MidWestOne Financial Group	3,742	86,103
National Bank Holdings Class A	29,752	568,858
National Bankshares	3,739	103,795
National Penn Bancshares	87,213	846,838
NBT Bancorp	30,839	694,494
†NewBridge Bancorp	24,200	183,678
Northrim BanCorp	3,625	95,809
OFG Bancorp	34,188	512,136
Old Line Bancshares	7,600	117,648
Old National Bancorp	89,825	1,165,030
OmniAmerican Bancorp	10,653	276,871
†Opus Bank	5,800	177,654
Pacific Continental	11,170	143,535
†Pacific Premier Bancorp	9,900	139,095
Park National	10,376	782,558
Park Sterling	28,633	189,837
Peapack Gladstone Financial	6,291	110,093
Penns Woods Bancorp	2,776	117,286
Peoples Bancorp	9,640	228,950
Peoples Financial Services	5,500	252,945
Pinnacle Financial Partners	28,204	1,018,164
Preferred Bank	10,329	232,609
PrivateBancorp	55,505	1,660,155
Prosperity Bancshares	52,951	3,027,209
Renasant	23,696	640,977
Republic Bancorp Class A	6,086	144,177
†Republic First Bancorp	13,200	51,348
S&T Bancorp	22,456	526,818
Sandy Spring Bancorp	17,313	396,295
†Seacoast Banking Corp of Florida	17,844	195,035
Sierra Bancorp	8,220	137,767
Simmons First National Class A	13,141	506,191
South State	18,891	1,056,385
Southside Bancshares	15,308	508,991

LVIP SSgA Small-Cap Index Fund–2

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Banks (continued)
Southwest Bancorp	11,998	$196,767
†Square 1 Financial Class A	7,900	151,917
State Bank Financial	24,628	399,959
Sterling Bancorp	60,633	775,496
Stock Yards Bancorp	13,055	392,956
Stonegate Bank	7,200	185,400
Suffolk Bancorp	11,049	214,461
†Sun Bancorp	5,281	95,639
Susquehanna Bancshares	144,710	1,447,100
Talmer Bancorp Class A	12,700	175,641
†Texas Capital Bancshares	32,215	1,858,161
Tompkins Financial	10,897	480,340
TowneBank	22,265	302,359
Trico Bancshares	13,253	299,783
†Tristate Capital Holdings	22,700	205,889
Trustmark	50,179	1,155,873
UMB Financial	29,282	1,597,333
Umpqua Holdings	125,781	2,071,613
Union Bankshares	36,631	846,176
United Bankshares	52,235	1,615,629
United Community Banks	35,856	590,190
Univest Corp. of Pennsylvania	13,432	251,850
Valley National Bancorp	155,900	1,510,671
ViewPoint Financial Group	30,227	723,634
Washington Trust Bancorp	9,675	319,178
Webster Financial	67,353	1,962,666
Wesbanco	18,526	566,710
West Bancorporation	8,863	125,234
Westamerica Bancorporation	19,981	929,516
†Western Alliance Bancorp	56,190	1,342,941
Wilshire Bancorp	47,547	438,859
Wintrust Financial	36,007	1,608,433
†Yadkin Financial	18,486	335,706

		92,859,864

Beverages–0.16%
†Boston Beer Class A	6,516	1,444,988
Coca-Cola Bottling Consolidated	4,013	299,490
†Craft Brewers Alliance	6,450	92,880
†National Beverage	6,867	133,907

		1,971,265

Biotechnology–4.73%
†ACADIA Pharmaceuticals	58,900	1,458,364
†Acceleron Pharma	11,900	359,856
†Achillion Pharmaceuticals	79,872	797,123
†Acorda Therapeutics	31,971	1,083,177
†Actinium Pharmaceuticals	14,300	95,810
†Aegerion Pharmaceuticals	21,043	702,415
†Agenus	45,000	139,950
†Agios Pharmaceuticals	9,800	601,230
†Akebia Therapeutics	5,700	126,141

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Alder Biopharmaceuticals	9,900	$125,532
†AMAG Pharmaceuticals	16,729	533,822
†Anacor Pharmaceuticals	23,851	583,634
†Applied Genetic Technologies	6,000	111,660
†Arena Pharmaceuticals	166,743	698,653
†ARIAD Pharmaceuticals	119,300	644,220
†Array BioPharma	84,233	300,712
†Arrowhead Research	37,500	553,875
†Auspex Pharmaceuticals	5,700	146,319
†Avalanche Biotechnologies	5,100	174,369
†BioCryst Pharmaceuticals	50,700	495,846
†BioSpecifics Technologies	3,700	130,610
†Biotime	49,144	154,312
†Bluebird Bio	17,400	624,312
†Celldex Therapeutics	64,640	837,734
†Cellular Dynamics International	6,100	42,883
†Cepheid	53,506	2,355,869
†ChemoCentryx	15,750	70,875
†Chimerix	19,500	538,590
†Clovis Oncology	17,835	808,996
†CTI BioPharma	108,200	261,844
†Cytokinetics	15,866	55,848
†Cytori Therapeutics	30,696	20,751
†CytRx.	40,400	102,616
†Dendreon	112,469	161,955
†Durata Therapeutics	14,227	180,398
†Dyax	106,531	1,078,094
†Dynavax Technologies	221,574	316,851
†Emergent BioSolutions	24,548	523,118
†Enanta Pharmaceuticals	7,500	296,775
†Epizyme	9,300	252,123
†Exact Sciences	64,450	1,249,041
†Exelixis	130,268	199,310
†Five Prime Therapeutics	17,600	206,448
†Foundation Medicine	12,400	235,104
†Galectin Therapeutics	13,000	65,390
†Galena Biopharma	84,600	174,276
†Genomic Health	11,777	333,407
†Geron	101,244	202,488
†Halozyme Therapeutic	82,043	746,591
†Heron Therapeutics	14,100	117,453
†Hyperion Therapeutics	8,334	210,183
†Idera Pharmaceuticals	43,600	99,844
†Immunogen	67,993	720,046
†Immunomedics	64,026	238,177
†Infinity Pharmaceuticals	39,224	526,386
†Inovio Pharmaceuticals	43,500	428,475
†Insmed	40,000	522,000
†Insys Therapeutics	6,450	250,131
†Intrexon	25,800	479,364
†Ironwood Pharmaceuticals	91,072	1,179,838
†Isis Pharmaceuticals	89,741	3,484,643

LVIP SSgA Small-Cap Index Fund–3

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Karyopharm Therapeutics	9,000	$314,460
†Keryx Biopharmaceuticals	67,387	926,571
†Kindred Biosciences	11,000	101,750
†KYTHERA Biopharmaceuticals	14,446	473,251
†Lexicon Pharmaceutical	168,816	238,031
†Ligand Pharmaceuticals Class B	14,965	703,205
†MacroGenics	14,500	303,050
†MannKind	165,036	975,363
†Merrimack Pharmaceuticals	79,570	698,625
†MiMedx Group	71,800	511,934
†Momenta Pharmaceuticals	34,182	387,624
†NanoViricides	29,000	87,000
†Navidea Biopharmaceuticals	114,850	151,602
†Neuralstem	49,800	163,344
†Neurocrine Biosciences	58,953	923,794
†NewLink Genetics	16,447	352,295
†Northwest Biotherapeutics	25,700	129,271
†Novavax	170,136	709,467
†NPS Pharmaceuticals	81,405	2,116,530
†Ohr Pharmaceutical	15,200	110,200
†OncoMed Pharmaceuticals	12,100	229,053
†Oncothyreon	51,200	98,304
†Ophthotech	11,900	463,267
†Opko Health	153,839	1,309,170
†Orexigen Therapeutics	91,320	389,023
†Organovo Holdings	45,200	287,924
†Osiris Therapeutics	15,147	190,701
†OvaScience	12,700	210,820
PDL BioPharma	126,481	944,813
†Peregrine Pharmaceuticals	135,900	184,824
†Portola Pharmaceuticals	26,700	674,976
†Progenics Pharmaceuticals	47,098	244,439
†Prothena	19,700	436,552
†PTC Therapeutics	16,100	708,561
†Puma Biotechnology	17,800	4,246,677
†Raptor Pharmaceutical	50,730	486,501
†Receptos	14,600	906,806
†Regulus Therapeutics	6,327	43,213
†Repligen	26,525	528,113
†Retrophin	13,400	120,868
†Rigel Pharmaceuticals	61,674	119,648
†Sage Therapeutics	5,400	170,100
†Sangamo Biosciences	54,589	588,742
†Sarepta Therapeutics	32,100	677,310
†Spectrum Pharmaceuticals	44,725	364,061
†Stemline Therapeutics	5,900	73,514
†Sunesis Pharmaceuticals	39,097	279,153
†Synageva BioPharma	15,607	1,073,449
†Synergy Pharmaceuticals	86,618	241,231
†Synta Pharmaceuticals	46,890	141,139
†TESARO	13,204	355,452
†TG Therapeutics	20,600	219,802

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Biotechnology (continued)
†Threshold Pharmaceuticals	48,147	$173,811
†Ultragenyx Pharmaceutical	4,700	266,020
†Vanda Pharmaceuticals	26,781	277,987
†Veracyte	4,300	41,925
†Verastem	14,603	124,418
†Versartis	5,000	94,950
†Xencor	17,700	164,787
†XOMA	58,070	244,475
†ZIOPHARM Oncology	71,434	188,586

		59,178,389

Building Products–0.75%
AAON	30,717	522,496
†American Woodmark	9,775	360,307
Apogee Enterprises	22,947	913,291
†Builders FirstSource	41,066	223,810
†Continental Building Products	9,600	140,160
†Gibraltar Industries	23,856	326,589
Griffon	35,364	402,796
Insteel Industries	15,439	317,426
†Masonite International	23,000	1,273,740
†NCI Building Systems	20,291	393,645
†Norcraft	6,800	108,460
†Nortek	7,276	542,062
†Patrick Industries	6,101	258,438
†PGT	43,195	402,577
†Ply Gem Holdings	19,100	207,044
Quanex Building Products	26,652	482,135
Simpson Manufacturing	31,889	929,564
†Trex	24,694	853,672
Trinseo	10,600	166,706
Universal Forest Products	14,170	605,201

		9,430,119

Capital Markets–1.58%
†Altisource Asset Management	1,000	675,010
Arlington Asset Investment Class A	15,885	403,638
BGC Partners Class A	126,109	936,990
Calamos Asset Management Class A	11,459	129,143
CIFC	325	2,941
Cohen & Steers	15,069	579,252
CorEnergy Infrastructure Trust	22,900	171,292
†Cowen Group Class A	79,635	298,631
Diamond Hill Investment Group	2,432	299,258
Evercore Partners Class A	24,592	1,155,824
†FBR	5,231	143,957
Financial Engines	40,022	1,369,353
FXCM Class A	32,953	522,305
GAMCO Investors	5,496	388,787
GFI Group	64,044	346,478
Greenhill	22,190	1,031,613

LVIP SSgA Small-Cap Index Fund–4

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Capital Markets (continued)
Hannon Armstrong Sustainable Infrastructure Capital	18,800	$259,816
HFF Class A	25,381	734,780
†International FCStone	14,724	255,020
†Investment Technology Group	29,042	457,702
Janus Capital Group	111,400	1,619,756
†KCG Holdings	38,166	386,622
†Ladenburg Thalmann Financial Services	83,408	353,650
Manning & Napier	12,216	205,107
†Marcus & Millichap	7,400	223,924
Moelis & Co.	5,300	180,995
Oppenheimer Holdings Class A	5,102	103,315
†Piper Jaffray	12,968	677,448
Pzena Investment Management
Class A	4,622	44,140
†Safeguard Scientifics	17,820	327,888
Silvercrest Asset Management Group
Class A	7,300	99,426
†Stifel Financial	50,547	2,370,149
†SWS Group	18,358	126,487
=Teton Advisors Class B	19	0
Virtus Investment Partners	5,572	967,856
†Walter Investment Management	28,018	614,995
Westwood Holdings Group	5,314	301,251
†WisdomTree Investments	86,008	978,771

		19,743,570

Chemicals–2.25%
†Advanced Emissions Solutions	15,608	331,982
American Vanguard	19,795	221,704
Axiall	53,221	1,905,844
Balchem	22,507	1,273,221
†Calgon Carbon	37,940	735,277
Chase	4,411	137,270
†Chemtura	71,120	1,659,230
=Chemtura	37,800	0
†Ferro	57,087	827,191
†Flotek Industries	42,186	1,099,789
Fuller (H.B.)	38,909	1,544,687
FutureFuel	17,308	205,792
Hawkins	8,139	292,678
Innophos Holdings	17,464	962,092
Innospec	19,704	707,374
†Intrepid Potash	42,900	662,805
KMG Chemicals	4,772	77,688
Koppers Holdings	14,660	486,126
†Kraton Performance Polymers	23,641	421,046
Kronos Worldwide	15,200	209,456
†Landec	20,233	247,854
†LSB Industries	13,961	498,547
†Marrone Bio Innovations	3,600	9,576

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Chemicals (continued)
Minerals Technologies	26,164	$1,614,580
Olin	59,417	1,500,279
OM Group	22,841	592,724
†Omnova Solutions	39,840	213,941
PolyOne	71,664	2,549,805
Quaker Chemical	10,513	753,677
†Rentech	182,573	312,200
Schulman (A.)	20,931	756,865
†Senomyx	30,800	252,560
Sensient Technologies	38,295	2,004,743
Stepan	14,370	637,741
†Taminco	20,600	537,660
†Trecora Resources	10,992	136,081
Tredegar	17,730	326,409
Tronox	48,000	1,250,400
Zep	18,945	265,609

		28,222,503

Commercial Services & Supplies–2.06%
ABM Industries	41,723	1,071,864
†ACCO Brands	80,624	556,306
†ARC Document Solutions	31,770	257,337
Brady Class A	34,337	770,522
Brink’s	37,857	910,082
†Casella Waste Systems	36,534	140,656
Ceco Environmental	13,767	184,478
†Cenveo	27,711	68,446
Civeo	68,000	789,480
Deluxe	38,640	2,131,382
Ennis	17,560	231,265
G&K Services Class A	15,761	872,844
Healthcare Services Group	54,681	1,564,423
†Heritage-Crystal Clean	4,288	63,720
Herman Miller	44,287	1,321,967
HNI	34,475	1,240,755
†InnerWorkings	28,357	229,408
Interface Class A	48,121	776,673
Kimball International Class B	26,702	401,865
Knoll	34,282	593,421
†Liberty Tax	5,600	180,880
McGrath RentCorp	20,640	705,888
Mobile Mini	36,466	1,275,216
MSA Safety	22,118	1,092,629
Multi-Color	10,092	458,984
NL Industries	4,936	36,329
†Performant Financial	28,495	230,240
Quad Graphics	23,523	452,818
†SP Plus	12,197	231,255
Steelcase Class A	60,434	978,426
†Team	16,413	622,217
Tetra Tech	47,591	1,188,823
UniFirst	11,167	1,078,621

LVIP SSgA Small-Cap Index Fund–5

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies (continued)
United Stationers	30,819	$1,157,870
US Ecology	16,819	786,456
Viad	15,713	324,473
West	27,900	821,934

		25,799,953

Communications Equipment–1.60%
Adtran	44,548	914,570
Alliance Fiber Optic Products	10,600	131,758
†Applied Optoelectronics	10,700	172,270
†Aruba Networks	82,988	1,790,881
Bel Fuse Class B	6,538	161,750
Black Box	12,650	294,998
†CalAmp	26,672	469,961
†Calix	32,331	309,408
†Ciena	81,440	1,361,677
†Clearfield	8,300	105,659
Comtech Telecommunications	12,775	474,591
†Digi International	14,522	108,915
†Emulex	65,406	323,106
†Extreme Networks	71,245	341,264
†Finisar	71,967	1,196,811
†Harmonic	75,788	480,496
†Infinera	94,841	1,011,953
InterDigital	31,388	1,249,870
†Ixia	38,491	351,808
†KVH Industries	9,275	104,993
†NETGEAR	26,334	822,937
†Numerex Class A	7,573	79,365
†Oclaro	67,800	96,954
Oplink Communications	14,863	249,996
†Parkervision	57,733	65,816
Plantronics	31,651	1,512,285
†Polycom	107,700	1,323,095
†Procera Networks	18,335	175,649
†Ruckus Wireless	52,211	697,539
†ShoreTel	52,268	347,582
†Sonus Networks	198,512	678,911
Tessco Technologies	2,972	86,158
†Ubiquiti Networks	21,529	807,983
†ViaSat	31,946	1,760,864

		20,061,873

Construction & Engineering–0.80%
†Aegion	27,728	616,948
†Ameresco Class A	10,729	73,494
Argan	12,051	402,262
Comfort Systems USA	27,536	373,113
†Dycom Industries	24,129	741,002
EMCOR	51,277	2,049,029
†Furmanite	33,418	225,906
Granite Construction	30,540	971,477

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Construction & Engineering (continued)
†Great Lakes Dredge & Dock	38,697	$239,147
†Layne Christensen	10,946	106,286
†MasTec	50,878	1,557,884
†MYR Group	16,394	394,768
†Northwest Pipe	8,096	276,074
†Orion Marine Group	17,195	171,606
†Pike Electric	20,988	249,547
Primoris Services	30,838	827,692
†Sterling Construction	9,910	76,010
†Tutor Perini	26,883	709,711

		10,061,956

Construction Materials–0.08%
†Headwaters	51,923	651,114
United States Lime & Minerals	1,487	86,439
†US Concrete	12,000	313,680

		1,051,233

Consumer Finance–0.69%
Cash America International	21,556	944,153
†Consumer Portfolio Services	14,500	92,945
†Credit Acceptance	5,213	657,203
†Encore Capital Group	20,263	897,854
†Ezcorp Class A	33,919	336,137
†First Cash Financial Services	21,417	1,198,924
†Green Dot Class A	24,241	512,455
Nelnet Class A	16,638	716,931
Nicholas Financial	6,497	75,300
†Portfolio Recovery Associates	37,823	1,975,495
†Regional Management	11,943	214,377
†Springleaf Holdings	20,400	651,372
†World Acceptance	5,701	384,818

		8,657,964

Containers & Packaging–0.43%
AEP Industries	2,547	96,455
†Berry Plastics Group	69,787	1,761,424
†Graphic Packaging Holding	248,796	3,092,534
Myers Industries	18,597	328,051
†UFP Technologies	3,077	67,632

		5,346,096

Distributors–0.24%
Core-Mark Holding	16,630	882,055
Pool	34,771	1,874,852
†VOXX International Class A	11,189	104,058
Weyco Group	4,458	111,940

		2,972,905

Diversified Consumer Services–1.06%
†2U	7,400	115,366
†American Public Education	13,160	355,188
†Ascent Capital Group Class A	9,977	600,615

LVIP SSgA Small-Cap Index Fund–6

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services (continued)
†Bridgepoint Education	15,373	$171,563
†Bright Horizons Family Solutions	22,263	936,382
Capella Education	8,980	562,148
†Career Education	62,568	317,845
Carriage Services	13,935	241,494
†Chegg	53,300	332,592
Collectors Universe	8,200	180,400
†Education Management	14,849	16,185
†Grand Canyon Education	36,208	1,476,200
†Houghton Mifflin Harcourt	84,600	1,644,624
†ITT Educational Services	15,000	64,350
†K12	24,900	397,404
†LifeLock	58,281	832,835
Matthews International Class A	22,310	979,186
Regis	39,846	635,942
Sotheby’s	47,275	1,688,663
†Steiner Leisure	12,380	465,364
†Strayer Education	9,165	548,800
Universal Technical Institute	12,295	114,958
Weight Watchers International	20,000	548,800

		13,226,904

Diversified Financial Services–0.34%
†FCB Financial Holdings Class A	7,700	174,867
Gain Capital Holdings	22,453	143,026
†JG Wentworth	21,600	267,624
MarketAxess Holdings	29,285	1,811,570
Marlin Business Services	5,686	104,168
†NewStar Financial	15,598	175,322
†PHH	45,052	1,007,363
†PICO Holdings	17,571	350,541
RCS Capital	7,300	164,396
Resource America Class A	6,711	62,479

		4,261,356

Diversified Telecommunication Services–0.68%
†8x8	68,440	457,179
Atlantic Tele-Network	7,492	403,819
†Cincinnati Bell	168,526	567,933
Cogent Communications Group	35,704	1,200,011
Consolidated Communications Holdings	28,716	719,336
Enventis	8,538	155,221
†FairPoint Communications	19,237	291,825
†General Communication Class A	32,619	355,873
†Globalstar	198,700	727,242
†Hawaiian Telcom Holdco	9,271	238,172
IDT Class B	16,415	263,625
†InContact	48,894	425,133
Inteliquent	25,889	322,318
†Intelsat	19,800	339,372
†Iridium Communications	65,550	580,117

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Telecommunication Services (continued)
Lumos Networks	13,157	$213,801
†magicJack VocalTec	10,994	108,291
†ORBCOMM	39,294	225,941
†Premiere Global Services	39,536	473,246
†Vonage Holdings	125,953	413,126

		8,481,581

Electric Utilities–1.31%
Abengoa Yield	22,629	805,140
ALLETE	31,883	1,415,286
Cleco	44,887	2,161,309
El Paso Electric	30,741	1,123,584
Empire District Electric	34,714	838,343
Idacorp	38,476	2,062,698
MGE Energy	27,426	1,021,893
NRG Yield Class A	18,800	884,540
Otter Tail	28,981	772,923
PNM Resources	61,436	1,530,371
Portland General Electric	60,214	1,934,074
UIL Holdings	41,840	1,481,136
UNITIL	11,541	358,810

		16,390,107

Electrical Equipment–0.99%
AZZ	20,327	849,059
†Capstone Turbine	284,287	304,187
Encore Wire	14,726	546,187
EnerSys	36,306	2,128,984
†Enphase Energy	18,600	278,814
Franklin Electric	35,240	1,224,238
†FuelCell Energy	193,034	403,441
†Generac Holdings	52,782	2,139,782
General Cable	36,900	556,452
Global Power Equipment Group	10,815	161,143
†GrafTech International	87,000	398,460
LSI Industries	13,077	79,377
†Plug Power	120,900	554,931
†Polypore International	35,100	1,365,741
Powell Industries	6,608	270,003
†Power Solutions International	3,200	220,800
†PowerSecure International	18,500	177,230
Preformed Line Products	1,286	67,849
†Revolution Lighting Technologies	30,400	51,072
†Thermon Group Holdings	22,603	551,965
†Vicor	11,771	110,647

		12,440,362

Electronic Equipment, Instruments & Components–2.67%
†Agilysys	10,614	124,502
Anixter International	20,201	1,713,853
Badger Meter	10,561	532,802
Belden	33,642	2,153,761
†Benchmark Electronics	42,966	954,275

LVIP SSgA Small-Cap Index Fund–7

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Checkpoint Systems	29,772	$364,112
†Cognex	66,930	2,695,271
†Coherent	19,532	1,198,679
†Control4	6,500	84,045
CTS	26,711	424,438
†CUI Global	14,900	107,876
Daktronics	24,461	300,626
†DTS	15,365	387,966
Electro Rent	16,047	220,967
Electro Scientific Industries	13,023	88,426
†Fabrinet	24,141	352,459
†FARO Technologies	12,399	629,249
FEI	32,611	2,459,522
=Gerber Scientific	6,600	0
†GSI Group	26,763	307,507
†II-VI	37,951	446,683
†Imprivata	6,500	100,880
†Insight Enterprises	31,603	715,176
†InvenSense	51,452	1,015,148
†Itron	31,000	1,218,610
†KEMET	26,326	108,463
Littelfuse	17,506	1,491,161
†Maxwell Technologies	24,876	216,919
†Measurement Specialties	12,641	1,082,196
†Mercury Computer Systems	28,051	308,842
Mesa Laboratories	1,430	82,625
Methode Electronics	27,566	1,016,358
MTS Systems	11,357	775,229
†Multi-Fineline Electronix	5,497	51,397
†Newport	28,949	512,976
†OSI Systems	15,868	1,007,301
Park Electrochemical	15,488	364,742
PC Connection	8,824	189,451
†Plexus	24,363	899,726
†RealD	34,440	322,703
†Rofin-Sinar Technologies	21,347	492,262
†Rogers	14,052	769,488
†Sanmina	62,795	1,309,904
†ScanSource	22,637	783,014
†Speed Commerce	43,000	118,250
†Synnex	22,223	1,436,272
†TTM Technologies	40,422	275,274
†Universal Display	32,041	1,045,818
†Viasystems Group	1,851	29,061
†Vishay Precision Group	7,609	113,678

		33,399,943

Energy Equipment & Services–1.70%
†Basic Energy Services	23,879	517,936
Bristow Group	27,591	1,854,115
†C&J Energy Services	35,529	1,085,411
CARBO Ceramics	14,800	876,604

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Energy Equipment & Services (continued)
CHC Group	25,200	$141,120
Dawson Geophysical	5,404	98,245
†Era Group	17,100	371,925
Exterran Holdings	44,300	1,962,933
†Forum Energy Technologies	46,346	1,418,651
†Geospace Technologies	8,853	311,183
Gulf Island Fabrication	8,179	140,679
Gulfmark Offshore	21,498	673,962
†Helix Energy Solutions Group	78,256	1,726,327
†Hercules Offshore	110,376	242,827
†Hornbeck Offshore Services	26,259	859,457
†ION Geophysical	93,938	262,087
†Key Energy Services	106,617	516,026
†Matrix Service	20,607	497,041
†McDermott International	171,900	983,268
†Mitcham Industries	7,277	80,411
†Natural Gas Services Group	7,585	182,571
†Newpark Resources	62,441	776,766
North Atlantic Drill	50,600	336,996
†Nuverra Environmental Solutions	13,492	199,007
†Parker Drilling	92,445	456,678
†PHI	10,182	418,989
†Pioneer Energy Services	43,983	616,642
†RigNet	9,674	391,313
†SEACOR Holdings	15,700	1,174,360
†Terraform Power Class A	17,000	490,620
Tesco	27,946	554,728
†TETRA Technologies	55,642	602,046
†Vantage Drilling	144,726	183,802
†Willbros Group	28,802	239,921

		21,244,647

Food & Staples Retailing–0.92%
Andersons	22,063	1,387,321
Casey’s General Stores	29,312	2,101,670
†Chefs’ Warehouse Holdings	10,795	175,527
†Fairway Group Holdings	10,100	37,774
†Fresh Market	33,500	1,170,155
Ingles Markets Class A	7,831	185,516
†Natural Grocers by Vitamin Cottage	7,253	118,079
†Pantry	20,267	410,001
PriceSmart	13,732	1,176,008
Roundy’s	24,045	71,895
SpartanNash	27,358	532,113
†SUPERVALU	151,347	1,353,042
†United Natural Foods	38,299	2,353,857
Village Super Market Class A	4,613	105,084
Weis Markets	7,400	288,822

		11,466,864

Food Products–1.58%
Alico	2,463	93,840

LVIP SSgA Small-Cap Index Fund–8

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Food Products (continued)
†Annie’s	14,325	$657,517
B&G Foods Class A	39,514	1,088,611
†Boulder Brands	42,613	580,815
Calavo Growers	10,754	485,436
Cal-Maine Foods	12,365	1,104,565
†Chiquita Brands International	37,857	537,569
†Darling International	125,959	2,307,569
Dean Foods	67,700	897,025
†Diamond Foods	17,771	508,428
†Farmer Bros	5,201	150,569
Fresh Del Monte Produce	26,706	851,921
†Inventure Foods	13,960	180,922
J&J Snack Foods	11,787	1,102,792
John B. Sanfilippo & Son	7,302	236,293
Lancaster Colony	14,054	1,198,525
†Lifeway Foods	279	3,870
Limoneira	9,287	220,009
†Omega Protein	11,568	144,600
†Post Holdings	33,954	1,126,594
Sanderson Farms	17,290	1,520,655
†Seaboard	217	580,473
†Seneca Foods Class A	7,410	211,926
Snyders-Lance	35,415	938,497
Tootsie Roll Industries	14,209	397,710
†TreeHouse Foods	32,413	2,609,247

		19,735,978

Gas Utilities–1.01%
Chesapeake Utilities	10,465	435,972
Laclede Group	32,067	1,487,909
New Jersey Resources	32,191	1,625,967
Northwest Natural Gas	21,419	904,953
ONE Gas	40,500	1,387,125
Piedmont Natural Gas	59,868	2,007,374
South Jersey Industries	25,752	1,374,127
Southwest Gas	36,095	1,753,495
WGL Holdings	40,224	1,694,235

		12,671,157

Health Care Equipment & Supplies–3.11%
Abaxis	17,713	898,226
ABIOMED	31,639	785,596
Accuray	64,818	470,579
Analogic	8,637	552,423
†AngioDynamics	21,092	289,382
†Anika Therapeutics	10,095	370,083
†Antares Pharma	85,224	155,960
†AtriCure	17,503	257,644
Atrion	1,267	386,448
Cantel Medical	27,050	929,979
†Cardiovascular Systems	20,282	479,264
†Cerus	54,683	219,279

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
Conmed	19,922	$733,926
CryoLife	18,010	177,759
†Cyberonics	20,904	1,069,449
†Cynosure Class A	18,442	387,282
†Derma Sciences	18,164	151,306
†DexCom	57,777	2,310,502
†Endologix	47,332	501,719
†Exactech	8,883	203,332
†GenMark Diagnostics	28,400	254,748
†Globus Medical	47,574	935,781
†Greatbatch	19,825	844,743
†Haemonetics	40,534	1,415,447
†HeartWare International	12,480	968,822
†ICU Medical	11,067	710,280
†Inogen	7,300	150,453
†Insulet	42,985	1,583,997
†Integra LifeSciences Holdings	19,675	976,667
†Intersect ENT	6,400	99,200
Invacare	23,439	276,815
†K2M Group Holdings	8,400	121,212
†LDR Holding	12,000	373,560
†Masimo	34,758	739,650
Meridian Bioscience	29,175	516,106
†Merit Medical Systems	31,574	375,099
†NanoString Technologies	12,600	137,844
†Natus Medical	25,563	754,364
†Neogen	27,512	1,086,724
†NuVasive	35,437	1,235,688
†NxStage Medical	47,154	619,132
†Ocular Therapeutix	6,500	97,305
†OraSure Technologies	36,206	261,407
†Orthofix International	14,003	433,533
Oxford Immunotec Global	7,500	114,525
†PhotoMedex	7,198	44,628
†Quidel	20,725	556,881
†Rockwell Medical Technologies	25,635	234,304
†RTI Biologics	33,600	160,608
†Spectranetics	32,869	873,329
†Staar Surgical	30,099	319,952
STERIS	45,067	2,431,815
†SurModics	10,565	191,860
†Symmetry Medical	31,662	319,470
†Tandem Diabetes Care	5,200	69,784
†Thoratec	44,500	1,189,485
†Tornier	29,465	704,214
†TransEnterix	29,600	129,056
†TriVascular Technologies	5,100	73,848
†Unilife	86,887	199,406
Utah Medical Products	1,866	90,986
†Vascular Solutions	14,273	352,543
†Volcano	37,731	401,458
West Pharmaceutical Services	54,200	2,425,992

LVIP SSgA Small-Cap Index Fund–9

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Wright Medical Group	39,060	$1,183,518
†Zeltiq Aesthetics	25,556	578,332

		38,944,709

Health Care Providers & Services–2.58%
†Acadia Healthcare	31,777	1,541,185
Addus Homecare	4,700	92,120
Adeptus Health	5,500	136,933
†Air Methods	30,396	1,688,498
†Alliance HealthCare Services	4,300	97,223
†Almost Family	4,576	124,330
†Amedisys	19,316	389,604
AMN Healthcare Services	33,474	525,542
†Amsurg	31,442	1,573,672
†Bio-Reference Labs	17,670	495,820
†BioScrip	59,631	412,050
†BioTelemetry	19,100	128,161
†Capital Senior Living	23,931	508,055
†Catalent	36,100	903,583
Chemed	13,398	1,378,654
†CorVel	9,812	334,099
†Cross Country Healthcare	18,317	170,165
Ensign Group	15,445	537,486
†ExamWorks Group	27,204	890,931
†Five Star Quality Care	27,022	101,873
†Gentiva Health Services	26,854	450,610
†Hanger	27,732	569,061
†HealthEquity	9,700	177,607
HealthSouth	66,567	2,456,322
†Healthways	25,136	402,679
†IPC The Hospitalist	13,694	613,354
Kindred Healthcare	47,950	930,230
Landauer	7,171	236,715
†LHC Group	9,106	211,259
†Magellan Health Services	21,195	1,160,002
†Molina Healthcare	23,681	1,001,706
†MWI Veterinary Supply	9,506	1,410,690
National Healthcare	7,875	437,141
†National Research Class A	4,281	55,696
†NeoStem	23,200	128,296
Owens & Minor	46,854	1,534,000
†PharMerica	23,549	575,302
†Providence Service	9,433	456,369
†RadNet	23,700	156,894
Select Medical Holdings	56,967	685,313
†Skilled Healthcare Group	13,045	86,097
†Surgical Care Affiliates	11,600	310,068
†T2 Biosystems	5,900	106,731
†Team Health Holdings	54,059	3,134,881
†Triple-S Management Class B	17,738	352,986
U.S. Physical Therapy	9,349	330,861
†Universal American	36,111	290,332

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Providers & Services (continued)
†WellCare Health Plans	33,159	$2,000,814

		32,292,000

Health Care Technology–0.52%
†Castlight Health Class B	9,400	121,636
Computer Programs & Systems	8,149	468,486
†HealthStream	14,645	351,626
†HMS Holdings	68,020	1,282,177
†MedAssets	46,174	956,725
†Medidata Solutions	41,934	1,857,257
†Merge Healthcare	30,188	66,414
†Omnicell	29,625	809,651
Quality Systems	36,028	496,106
†Vocera Communications	13,540	109,268

		6,519,346

Hotels, Restaurants & Leisure–2.96%
Belmond	76,222	888,749
†Biglari Holdings	1,300	441,688
†BJ’s Restaurants	17,274	621,691
†Bloomin’ Brands	55,852	1,024,326
Bob Evans Farms	19,432	919,911
†Boyd Gaming	57,283	581,995
†Bravo Brio Restaurant Group	11,026	143,007
†Buffalo Wild Wings	14,668	1,969,472
†Caesars Acquisition	33,100	313,457
†Caesars Entertainment	41,000	515,780
†Carrols Restaurant Group	34,765	247,179
Cheesecake Factory	37,086	1,687,413
Churchill Downs	10,521	1,025,797
†Chuy’s Holdings	13,532	424,769
ClubCorp Holdings	19,900	394,617
Cracker Barrel Old Country Store	14,294	1,474,998
†Del Frisco’s Restaurant Group	17,087	327,045
†Denny’s	72,156	507,257
†Diamond Resorts International	25,600	582,656
DineEquity	12,232	998,009
Einstein Noah Restaurant Group	8,076	162,812
†El Pollo Loco Holdings	6,100	219,051
†Empire Resorts	16,500	110,715
†Famous Dave’s of America	5,900	158,828
†Fiesta Restaurant Group	21,357	1,061,016
†Ignite Restaurant Group	3,734	22,404
International Speedway Class A	19,518	617,550
Interval Leisure Group	27,536	524,561
†Intrawest Resorts Holdings	12,700	122,809
†Isle of Capri Casinos	14,073	105,547
Jack in the Box	30,915	2,108,094
†Jamba	15,291	217,438
†Krispy Kreme Doughnuts	51,457	883,002
†La Quinta Holdings	32,100	609,579
†Life Time Fitness	31,683	1,598,091

LVIP SSgA Small-Cap Index Fund–10

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Marcus	11,934	$188,557
†Marriott Vacations Worldwide	20,772	1,317,153
†Monarch Casino & Resort	6,584	78,415
†Morgans Hotel Group	26,125	210,829
†Multimedia Games Holding	23,431	843,750
†Nathan’s Famous	2,835	191,901
†Noodles	7,800	149,682
Papa John’s International	23,822	952,642
†Penn National Gaming	56,900	637,849
†Pinnacle Entertainment	45,885	1,151,255
†Popeyes Louisiana Kitchen	17,329	701,825
†Potbelly	16,600	193,556
†Red Robin Gourmet Burgers	10,722	610,082
†Ruby Tuesday	53,395	314,497
Ruth’s Hospitality Group	29,208	322,456
†Scientific Games Class A	41,452	446,438
†Sonic	40,775	911,729
Speedway Motorsports	7,375	125,817
Texas Roadhouse	54,540	1,518,394
Vail Resorts	27,746	2,407,243
†Zoe’s Kitchen	4,200	129,192

		37,014,575

Household Durables–1.08%
†Beazer Homes USA	18,266	306,503
†Cavco Industries	7,426	504,968
CSS Industries	5,355	129,859
†Dixie Group	10,800	93,636
Ethan Allen Interiors	17,332	395,170
Flexsteel Industries	2,528	85,269
†Helen of Troy	22,347	1,173,664
†Hovnanian Enterprises Class A	101,192	371,375
†Installed Building Products	4,918	69,098
†iRobot	22,732	692,189
KB Home	62,936	940,264
La-Z-Boy	41,433	819,959
†LGI Homes	9,600	176,256
†Libbey	16,688	438,227
Lifetime Brands	6,178	94,585
†M/I Homes	17,574	348,317
MDC Holdings	30,334	768,057
†Meritage Homes	30,384	1,078,632
NACCO Industries Class A	2,792	138,846
†New Home	10,900	147,150
Ryland Group	36,636	1,217,781
†Skullcandy	9,019	70,258
†Standard Pacific	110,998	831,375
†TRI Pointe Homes	114,052	1,475,833
†UCP	5,100	60,945
†Universal Electronics	12,011	592,983
†WCI Communities	12,200	224,968

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Household Durables (continued)
†William Lyon Homes Class A	13,000	$287,300

		13,533,467

Household Products–0.17%
†Central Garden & Pet Class A	33,822	271,929
†Harbinger Group	60,156	789,247
Oil-Dri Corp of America	3,441	89,707
Orchids Paper Products	8,292	203,652
WD-40	11,239	763,802

		2,118,337

Independent Power and Renewable Electricity Producers–0.30%
Atlantic Power	87,333	207,853
†Dynegy	77,500	2,236,650
Ormat Technologies	14,756	387,640
Pattern Energy Group	28,600	884,312

		3,716,455

Industrial Conglomerates–0.06%
Raven Industries	28,951	706,404

		706,404

Insurance–2.50%
†Ambac Financial Group	34,000	751,400
American Equity Investment Life Holding	58,055	1,328,298
AMERISAFE	13,499	527,946
Amtrust Financial Services	23,733	945,048
Argo Group International Holdings	20,207	1,016,614
Atlas Financial Holdings	8,300	114,872
Baldwin & Lyons Class B	4,943	122,092
†Citizens	25,691	165,964
CNO Financial Group	164,512	2,790,124
Crawford Class B	17,053	140,687
Donegal Group Class A	5,144	79,012
†eHealth	14,419	347,930
EMC Insurance Group	2,600	75,088
Employers Holdings	22,527	433,645
†Enstar Group	6,811	928,476
FBL Financial Group Class A	8,674	387,728
Federated National Holding	11,700	328,653
Fidelity & Guaranty Life	8,100	172,935
First American Financial	79,376	2,152,677
†Global Indemnity	6,337	159,883
†Greenlight Capital Re Class A	20,357	659,770
†Hallmark Financial Services	8,751	90,223
HCI Group	6,007	216,192
†Heritage Insurance Holdings	9,300	140,058
†Hilltop Holdings	52,567	1,053,968
Horace Mann Educators	32,431	924,608
Independence Holding	6,117	81,295
@Infinity Property & Casualty	8,589	549,782
Kansas City Life Insurance	2,714	120,366

LVIP SSgA Small-Cap Index Fund–11

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Insurance (continued)
Kemper	36,300	$1,239,645
Maiden Holdings	39,495	437,605
Meadowbrook Insurance Group	46,248	270,551
Montpelier Re Holdings	29,176	907,082
National General Holdings	25,700	434,073
National Interstate	3,801	106,048
National Western Life Insurance Class A	1,816	448,570
†Navigators Group	7,316	449,934
OneBeacon Insurance Group	20,187	311,082
†Phoenix Companies	3,506	196,546
Platinum Underwriters Holdings	20,306	1,236,026
Primerica	42,222	2,035,945
RLI	31,634	1,369,436
Safety Insurance Group	10,799	582,174
@Selective Insurance Group	42,707	945,533
State Auto Financial	12,495	256,272
Stewart Information Services	14,639	429,655
Symetra Financial	58,699	1,369,448
Third Point Reinsurance	41,100	598,005
United Fire Group	14,821	411,579
United Insurance Holdings	12,000	180,000
Universal Insurance Holdings	22,803	294,843

		31,315,386

Internet & Catalog Retail–0.47%
†1-800-FLOWERS.com Class A	19,282	138,638
†Blue Nile	9,397	268,284
†Coupons.com	8,700	104,052
†FTD	13,337	454,925
HSN	25,812	1,584,082
†Lands End	11,900	489,328
NutriSystem	22,126	340,077
†Orbitz Worldwide	37,311	293,638
†Overstock.com	7,697	129,771
PetMed Express	12,372	168,259
†RetailMeNot	22,300	360,368
†Shutterfly	28,272	1,377,977
†Valuevision Media Class A	25,200	129,276

		5,838,675

Internet Software & Services–2.49%
†Angie’s List	34,117	217,325
†Bankrate	48,482	550,756
†Bazaarvoice	30,780	227,464
†Benefitfocus	3,000	80,820
†Blucora	29,268	446,044
†Borderfree	8,700	112,230
†Brightcove	17,986	100,362
†Carbonite	15,170	155,341
†ChannelAdvisor	15,000	246,000
†comScore	25,054	912,216

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
†Constant Contact	23,132	$627,802
†Conversant	50,607	1,733,290
†Cornerstone OnDemand	41,410	1,424,918
†Cvent	13,000	329,810
†Dealertrack Technologies	41,512	1,802,036
†Demandware	23,530	1,198,148
†Dice Holdings	33,216	278,350
†Digital River	21,704	315,142
†E2open	16,799	156,399
EarthLink Holdings	77,353	264,547
†Endurance International Group Holdings	21,800	354,686
†Envestnet	24,693	1,111,185
†Global Eagle Entertainment	31,700	355,674
†Gogo	40,400	681,144
†GrubHub	6,500	222,560
†Internap Network Services	45,421	313,405
†IntraLinks Holdings	30,405	246,281
j2 Global	36,687	1,810,870
†Limelight Networks	33,249	77,636
†Liquidity Services	16,626	228,607
†LivePerson	41,318	520,194
†LogMeIn	17,571	809,496
Marchex Class B	24,554	101,899
†Marin Software	19,100	164,260
†Marketo	18,600	600,780
†Millennial Media	54,576	101,511
†Monster Worldwide	68,573	377,151
†Move	30,104	630,980
NIC	51,447	885,917
†Perficient	28,925	433,586
†Q2 Holdings	11,600	162,400
†QuinStreet	19,511	80,971
†RealNetworks	13,048	90,684
Reis	5,300	125,027
†Rightside Group	9,023	87,974
†Rocket Fuel	13,300	210,140
†Rubicon Project	8,700	102,051
†SciQuest	21,945	330,053
†Shutterstock	11,052	788,892
†SPS Commerce	13,001	691,003
†Stamps.com	10,438	331,511
†TechTarget	10,197	87,592
†Textura	13,500	356,400
†Travelzoo	3,660	56,730
†Tremor Video	25,700	60,138
†TrueCar	10,500	188,475
†Trulia	28,736	1,405,190
†Unwired Planet	56,263	104,649
†VistaPrint	26,434	1,448,319
†Web.com Group	37,451	747,522
†WebMD Health	30,230	1,263,916

LVIP SSgA Small-Cap Index Fund–12

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet Software & Services (continued)
Wix.Com	13,900	$225,875
†XO Group	23,301	261,204
†Xoom	22,347	490,517
†YuMe	23,900	119,500
†Zix	39,474	135,001

		31,158,556

IT Services–2.40%
†Acxiom	57,872	957,782
†Blackhawk Network Holdings Class A	7,400	239,760
†Blackhawk Network Holdings Class B	28,800	930,240
†CACI International Class A	17,261	1,230,191
†Cardtronics	33,440	1,177,088
Cass Information Systems	9,894	409,612
†CIBER	65,925	226,123
Computer Task Group	9,430	104,673
Convergys	79,022	1,408,172
CSG Systems International	24,388	640,917
†Datalink	17,567	186,737
†EPAM Systems	27,845	1,219,333
†Euronet Worldwide	39,448	1,885,220
EVERTEC	51,400	1,148,276
†ExlService Holdings	25,448	621,186
Forrester Research	8,233	303,468
†Global Cash Access Holdings	52,394	353,659
Hackett Group	13,891	82,790
Heartland Payment Systems	28,495	1,359,781
†Higher One Holdings	17,208	42,504
†iGate	27,798	1,020,743
†Lionbridge Technologies	47,270	212,715
Luxoft Holding	7,900	293,880
Mantech International Class A	19,817	534,068
MAXIMUS	52,364	2,101,367
†ModusLink Global Solutions	26,611	95,001
†MoneyGram International	24,587	308,321
†NeuStar Class A	43,600	1,082,588
†PRGX Global	28,962	169,717
†Sapient	85,857	1,201,998
Science Applications International	32,700	1,446,321
†ServiceSource International	39,160	126,487
†SYKES Enterprises	28,477	568,970
†Syntel	12,314	1,082,893
†TeleTech Holdings	12,960	318,557
†Unisys	40,254	942,346
†Virtusa	20,636	733,816
†WEX	29,798	3,287,315

		30,054,615

Leisure Products–0.48%
Arctic Cat	9,314	324,313
†Black Diamond	20,345	153,808
Brunswick	70,571	2,973,862

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products (continued)
Callaway Golf	52,927	$383,191
Escalade	7,200	86,832
†JAKKS Pacific	10,637	75,523
Johnson Outdoors Class A	3,886	100,647
†LeapFrog Enterprises	51,308	307,335
†Malibu Boats Class A	5,800	107,416
Marine Products	5,709	45,044
†Nautilus	19,900	238,203
†Smith & Wesson Holding	44,132	416,606
Sturm Ruger	15,414	750,508

		5,963,288

Life Sciences Tools & Services–0.49%
†Accelerate Diagnostics	16,421	352,723
†Affymetrix	54,765	437,025
†Albany Molecular Research	19,400	428,158
†Cambrex	24,046	449,179
†Enzo Biochem	24,700	127,205
†Fluidigm	19,445	476,403
†Luminex	30,307	590,987
†Pacific Biosciences of California	49,998	245,490
†Parexel International	43,859	2,767,064
†Sequenom	103,956	308,749

		6,182,983

Machinery–3.19%
†Accuride	28,827	109,254
Actuant Class A	55,114	1,682,079
Alamo Group	5,435	222,835
Albany International	22,383	761,917
Altra Holdings	19,378	565,062
American Railcar Industries	7,546	557,800
Astec Industries	14,447	526,882
Barnes Group	40,439	1,227,324
†Blount International	41,249	624,097
Briggs & Stratton	33,814	609,328
†Chart Industries	23,474	1,434,966
CIRCOR International	13,927	937,705
CLARCOR	38,660	2,438,673
Columbus McKinnon	15,808	347,618
†Commercial Vehicle Group	25,826	159,605
Douglas Dynamics	17,949	350,005
Dynamic Materials	7,816	148,895
†Energy Recovery	30,070	106,448
†EnPro Industries	17,709	1,071,926
ESCO Technologies	18,938	658,664
†ExOne	9,291	194,089
Federal Signal	49,307	652,825
Foster (L.B.) Class A	6,988	321,029
FreightCar America	10,041	334,365
Global Brass & Copper Holdings	15,400	225,918
Gorman-Rupp	13,482	404,999

LVIP SSgA Small-Cap Index Fund–13

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Machinery (continued)
Graham	7,462	$214,533
Greenbrier Companies	21,047	1,544,429
Harsco	62,900	1,346,689
Hillenbrand	48,836	1,508,544
Hurco Companies	4,207	158,436
Hyster-Yale Materials Handling	7,766	556,201
John Bean Technologies	22,892	643,952
Kadant	9,297	363,048
Lindsay	10,207	762,973
†Lydall	14,802	399,802
†Manitex International	12,400	139,996
†Meritor	70,612	766,140
Miller Industries	6,929	117,100
Mueller Industries	43,940	1,254,048
Mueller Water Products Class A	124,527	1,031,084
NN	14,656	391,608
Omega Flex	648	12,610
†Proto Labs	17,643	1,217,367
RBC Bearings	17,218	976,261
†Rexnord	58,364	1,660,456
Standex International	9,154	678,678
Sun Hydraulics	18,228	685,191
Tennant	13,281	891,022
Titan International	37,010	437,458
†Trimas	33,625	818,096
Twin Disc	5,164	139,221
†Wabash National	54,740	729,137
Watts Water Technologies Class A	21,728	1,265,656
Woodward	50,358	2,398,048
†Xerium Technologies	11,200	163,632

		39,945,724

Marine–0.18%
Baltic Trading	35,600	147,384
International Shipholding	3,168	56,676
Knightsbridge Tankers	21,583	191,010
Matson	32,200	805,966
Navios Maritime Holdings	57,400	344,400
Safe Bulkers	28,200	187,812
Scorpio Bulkers	93,500	544,170

		2,277,418

Media–1.30%
AH Belo Class A	19,000	202,730
AMC Entertainment Holdings	14,900	342,551
†Carmike Cinemas	18,835	583,508
†Central European Media Enterprises Class A	49,011	110,275
†Crown Media Holdings Class A	18,679	59,773
†Cumulus Media Class A	98,124	395,440
†Daily Journal	550	99,275
†Demand Media	9,023	79,854

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Media (continued)
†Dex Media	11,000	$105,160
†Entercom Communications Class A	15,621	125,437
Entravision Communications Class A	46,030	182,279
Eros International	14,200	207,462
†Global Sources	10,283	68,999
†Gray Television	42,600	335,688
Harte-Hanks	46,142	293,925
†Hemisphere Media Group	9,200	98,072
†Journal Communications Class A	37,603	316,993
†Lee Enterprises	38,800	131,144
†Loral Space & Communications	9,861	708,118
†Martha Stewart Living Omnimedia Class A	17,996	64,786
†McClatchy Class A	37,072	124,562
MDC Partners Class A	34,635	664,646
†Media General Class A	39,400	516,534
Meredith	27,934	1,195,575
National CineMedia	46,029	667,881
New Media Investment Group	29,600	492,248
New York Times Class A	108,111	1,213,005
Nexstar Broadcasting Group Class A	24,056	972,344
†Radio One Class D	11,900	37,842
†ReachLocal	6,392	23,075
†Reading International Class A	9,340	78,456
†Rentrak	8,553	521,220
Saga Communications Class A	2,612	87,711
Salem Communications Class A	5,612	42,707
Scholastic	21,191	684,893
†Scripps (E.W.) Class A	24,803	404,537
†SFX Entertainment	32,000	160,640
Sinclair Broadcast Group Class A	50,532	1,318,380
†Sizmek	15,184	117,524
†Time	85,300	1,998,579
†Townsquare Media	9,400	112,988
World Wrestling Entertainment Class A	22,707	312,675

		16,259,491

Metals & Mining–1.38%
†Advanced Drainage Systems	11,300	236,735
AK Steel Holding	130,756	1,047,356
†Allied Nevada Gold	66,600	220,446
†AM Castle	10,172	86,869
Ampco-Pittsburgh	5,257	105,140
†Century Aluminum	40,487	1,051,447
†Coeur d’Alene Mines	69,886	346,635
Commercial Metals	90,500	1,544,835
Globe Specialty Metals	50,933	926,471
Gold Resource	39,956	204,575
†Handy & Harman	2,948	77,414
Haynes International	8,981	413,036
Hecla Mining	273,200	677,536
†Horsehead Holding	40,030	661,696

LVIP SSgA Small-Cap Index Fund–14

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Metals & Mining (continued)
Kaiser Aluminum	13,322	$1,015,403
Materion	15,684	481,028
†Molycorp	108,200	128,758
Noranda Aluminum Holding	40,745	184,167
Olympic Steel	5,606	115,315
†RTI International Metals	21,540	531,176
Schnitzer Steel Industries Class A	18,301	440,139
†Stillwater Mining	88,915	1,336,392
†SunCoke Energy	55,147	1,238,050
†Universal Stainless & Alloy	4,193	110,527
US Silica Holdings	41,083	2,568,098
Walter Energy	47,600	111,384
Worthington Industries	38,408	1,429,546

		17,290,174

Multiline Retail–0.16%
Bon-Ton Stores	8,513	71,169
†Burlington Stores	20,700	825,102
Fred’s Class A	30,277	423,878
†Tuesday Morning	35,283	684,667

		2,004,816

Multi-Utilities–0.35%
Avista	44,126	1,347,167
Black Hills	34,643	1,658,707
NorthWestern	30,506	1,383,752

		4,389,626

Oil, Gas & Consumable Fuels–3.78%
Abraxas Petroleum	71,212	375,999
Adams Resources & Energy	1,206	53,414
Alon USA Energy	22,092	317,241
†Alpha Natural Resources	156,100	387,128
†American Eagle Energy	22,000	89,540
†Amyris	20,329	77,047
†Apco Oil and Gas International	4,990	64,321
†Approach Resources	31,346	454,517
Arch Coal	148,445	314,703
Ardmore Shipping	13,100	142,790
†Bill Barrett	38,690	852,728
†Bonanza Creek Energy	24,868	1,414,989
†BPZ Resources	105,927	202,321
†Callon Petroleum	45,416	400,115
†Carrizo Oil & Gas	34,889	1,877,726
†Clayton Williams Energy	4,848	467,590
†Clean Energy Fuels	57,195	446,121
†Cloud Peak Energy	42,517	536,565
Comstock Resources	34,394	640,416
†Contango Oil & Gas	14,481	481,348
Delek U.S. Holdings	46,088	1,526,435
DHT Holdings	75,600	465,696
†Diamondback Energy	32,303	2,415,618
Dorian LPG	5,300	94,446

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Eclipse Resources	22,400	$372,288
†Emerald Oil	43,186	265,594
Energy XXI Bermuda	68,557	778,122
Evolution Petroleum	10,647	97,739
EXCO Resources	109,950	367,233
†Forest Oil	77,833	91,065
†Frontline	29,683	37,401
†FX Energy	31,200	94,848
GasLog	30,507	671,459
†Gastar Exploration	48,116	282,441
†Glori Energy	8,500	67,150
†Goodrich Petroleum	28,740	425,927
Green Plains Renewable Energy	29,343	1,097,135
†Halcon Resources	203,598	806,248
Hallador Energy	10,532	124,699
†Harvest Natural Resources	30,500	111,935
†Independence Contract Drilling	10,500	123,375
†Isramco	651	79,526
†@Jones Energy Class A	7,200	135,216
†Kodiak Oil & Gas	202,604	2,749,336
†Magnum Hunter Resources	143,851	801,250
†Matador Resources	56,895	1,470,736
†Midstates Petroleum	32,989	166,594
†Miller Energy Resources	20,565	90,486
Navios Maritime Acquisition	59,500	161,245
Nordic American Tankers	71,398	567,614
†Northern Oil & Gas	44,937	639,004
†Pacific Ethanol	14,700	205,212
Panhandle Oil & Gas Class A	6,247	372,946
†Parsley Energy Class A	42,000	895,860
†PDC Energy	27,850	1,400,577
†Penn Virginia	53,079	674,634
†Petroquest Energy	50,819	285,603
†Quicksilver Resources	106,355	64,111
†Renewable Energy Group	24,964	253,385
†Resolute Energy	64,527	404,584
†Rex American Resources	4,950	360,756
†Rex Energy	38,927	493,205
†Ring Energy	13,500	198,990
†Rosetta Resources	46,671	2,079,660
†RSP Permian	16,300	416,628
†Sanchez Energy	37,838	993,626
Scorpio Tankers	128,009	1,063,755
SemGroup Class A	32,205	2,681,710
Ship Finance International	46,842	792,567
†Solazyme	55,040	410,598
†Stone Energy	42,671	1,338,163
†Swift Energy	32,599	312,950
†Synergy Resources	53,613	653,542
Teekay Tankers Class A	34,841	129,957
Transatlantic Petroleum	16,400	147,436
†Triangle Petroleum	56,696	624,223

LVIP SSgA Small-Cap Index Fund–15

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
†Vaalco Energy	49,400	$419,900
†Vertex Energy	16,300	113,448
W&T Offshore	25,736	283,096
†Warren Resources	65,016	344,585
Western Refining	40,041	1,681,322
†Westmoreland Coal	10,557	394,937

		47,266,446

Paper & Forest Products–0.73%
†Boise Cascade	28,546	860,376
†Clearwater Paper	15,151	910,727
Deltic Timber	7,855	489,524
Glatfelter	34,217	751,063
†KapStone Paper & Packaging	64,964	1,817,043
†Louisiana-Pacific	109,778	1,491,883
Neenah Paper	12,095	646,841
†Resolute Forest Products	52,671	823,774
Schweitzer-Mauduit International	24,767	1,023,125
Wausau Paper	36,529	289,675

		9,104,031

Personal Products–0.16%
†Elizabeth Arden	17,526	293,385
Female Health	10,133	35,364
†IGI Laboratories	20,800	193,856
Inter Parfums	12,193	335,307
†Medifast	10,787	354,137
Nature’s Sunshine Products	5,554	82,366
†Nutraceutical International	4,606	96,311
†Revlon Class A	6,954	220,372
†Synutra International	8,658	39,221
†USANA Health Sciences	4,239	312,245

		1,962,564

Pharmaceuticals–1.82%
†AcelRx Pharmaceuticals	13,400	73,566
†Aerie Pharmaceuticals	10,800	223,452
†Akorn	48,386	1,754,960
†=Alimera Sciences	21,000	113,820
†Amphastar Pharmaceuticals	9,600	111,811
†Ampio Pharmaceuticals	26,064	92,006
†ANI Pharmaceuticals	5,000	141,400
†Aratana Therapeutics	17,700	177,708
†Auxilium Pharmaceuticals	39,354	1,174,717
†AVANIR Pharmaceuticals	130,368	1,553,987
†BioDelivery Sciences International	33,609	574,378
†Bio-Path Holdings	53,100	106,731
†Cempra	12,896	141,340
†Corcept Therapeutics	32,311	86,593
†Depomed	44,957	682,897
†Endocyte	21,599	131,322
†Esperion Therapeutics	4,900	119,854
†Flexion Therapeutics	5,200	94,952

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Pharmaceuticals (continued)
Horizon Pharma	52,155	$640,463
†Immune Design	6,500	114,790
†Impax Laboratories	51,302	1,216,370
†Intra-Cellular Therapies	12,400	170,004
†Kite Pharma	7,700	219,450
†Lannett	18,580	848,734
Liberator Medical Holdings	15,800	49,454
†Medicines	51,033	1,139,057
†Mirati Therapeutics	5,500	96,305
†Nektar Therapeutics	93,388	1,127,193
†Omeros	26,166	332,832
†Otonomy	6,800	163,200
†Pacira Pharmaceuticals	27,275	2,643,493
†Pain Therapeutics	27,500	107,525
†Pernix Therapeutics Holdings	24,062	184,796
Phibro Animal Health Class A	10,600	237,546
POZEN	17,689	129,837
†Prestige Brands Holdings	38,155	1,235,077
†Radius Health	6,800	142,800
†Relypsa	12,200	257,298
†Repros Therapeutics	17,431	172,567
†Revance Therapeutics	4,900	94,717
†Sagent Pharmaceuticals	15,675	487,493
†SciClone Pharmaceuticals	31,374	216,167
†Sucampo Pharmaceuticals Class A	6,910	44,915
†Supernus Pharmaceuticals	17,885	155,421
†Tetraphase Pharmaceuticals	14,400	287,280
†TherapeuticsMD	88,500	410,640
Theravance	59,600	1,018,564
Theravance Biopharma	17,000	391,850
†Vital Therapies	6,300	128,583
†Vivus	69,061	266,575
†XenoPort	48,601	261,473
†Zafgen	6,800	133,600
†Zogenix	67,371	77,477
†ZS Pharma	5,000	196,150

		22,755,190

Professional Services–1.34%
Acacia Research	40,076	620,376
†Advisory Board	28,524	1,328,933
Barrett Business Services	5,232	206,612
†CBIZ	38,146	300,209
CDI	7,887	114,519
Corporate Executive Board	26,302	1,579,961
†CRA International	6,351	161,506
Exponent	9,665	685,055
†Franklin Covey	8,762	171,648
†FTI Consulting	32,106	1,122,426
†GP Strategies	12,402	356,185
Heidrick & Struggles International	13,764	282,713
†Hill International	25,600	102,400

LVIP SSgA Small-Cap Index Fund–16

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Professional Services (continued)
†Huron Consulting Group	18,178	$1,108,313
†ICF International	14,951	460,341
†Information Services Group	37,600	142,880
Insperity	18,601	508,551
Kelly Services Class A	20,677	324,009
Kforce	21,938	429,327
†Korn/Ferry International	38,145	949,811
†Mistras Group	14,147	288,599
†Navigant Consulting	37,436	520,735
†On Assignment	42,582	1,143,327
†Paylocity Holding	6,100	119,865
†Pendrell	141,559	189,689
Resources Connection	32,809	457,357
†RPX	38,374	526,875
†TriNet Group	11,400	293,550
†TrueBlue	32,987	833,252
VSE	3,983	195,247
†WageWorks	27,430	1,248,888

		16,773,159

Real Estate Investment Trusts–8.53%
Acadia Realty Trust	41,715	1,150,500
AG Mortgage Investment Trust	22,184	394,875
Agree Realty	12,666	346,795
Alexander’s	1,476	551,891
Altisource Portfolio Solutions	10,600	1,068,480
American Assets Trust	26,773	882,706
American Capital Mortgage Investment	40,611	764,299
American Realty Capital Healthcare Trust	131,900	1,382,312
†American Residential Properties	23,300	427,322
AmREIT Class B	17,074	392,190
Anworth Mortgage Asset	109,731	525,611
Apollo Commercial Real Estate Finance	38,095	598,472
Apollo Residential Mortgage	25,181	388,543
Ares Commercial Real Estate	17,689	206,784
Armada Hoffler Properties	22,500	204,300
Armour Residential REIT	284,429	1,095,052
Ashford Hospitality Prime	16,679	254,021
Ashford Hospitality Trust	55,898	571,278
Associated Estates Realty	42,171	738,414
Aviv REIT	16,200	426,870
Campus Crest Communities	45,676	292,326
Capstead Mortgage	75,408	922,994
†CareTrust REIT	15,445	220,863
CatchMark Timber Trust	13,100	143,576
Cedar Realty Trust	55,961	330,170
Chambers Street Properties	176,600	1,329,798
Chatham Lodging Trust	27,231	628,491
Chesapeake Lodging Trust	42,815	1,248,057

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Colony Financial	79,779	$1,785,454
Coresite Realty	17,368	570,886
Cousins Properties	163,446	1,953,180
CubeSmart	107,786	1,937,992
CyrusOne	24,406	586,720
CYS Investments	118,567	976,992
DCT Industrial Trust	253,061	1,900,488
DiamondRock Hospitality	151,474	1,920,690
DuPont Fabros Technology	46,945	1,269,393
Dynex Capital	45,630	368,690
EastGroup Properties	23,469	1,421,987
Education Realty Trust	103,759	1,066,643
Empire State Realty Trust	72,100	1,082,942
EPR Properties	44,140	2,237,015
Equity One	48,405	1,047,000
Excel Trust	45,425	534,652
FelCor Lodging Trust	89,166	834,594
First Industrial Realty Trust	83,306	1,408,704
First Potomac Realty Trust	41,218	484,311
Franklin Street Properties	71,904	806,763
Geo Group	55,884	2,135,886
Getty Realty	21,100	358,700
Gladstone Commercial	13,005	220,955
Glimcher Realty Trust	107,294	1,452,761
Government Properties Income Trust	50,703	1,110,903
Gramercy Property Trust	83,411	480,447
Hatteras Financial	75,200	1,350,592
Healthcare Realty Trust	74,492	1,763,971
Hersha Hospitality Trust	152,064	968,648
Highwoods Properties	69,406	2,699,893
Hudson Pacific Properties	43,051	1,061,638
Inland Real Estate	65,296	647,083
Invesco Mortgage Capital	93,461	1,469,207
Investors Real Estate Trust	83,462	642,657
†iStar Financial	67,470	910,845
Kite Realty Group Trust	26,854	650,941
LaSalle Hotel Properties	79,311	2,715,609
Lexington Realty Trust	155,186	1,519,271
LTC Properties	27,473	1,013,479
Mack-Cali Realty	69,100	1,320,501
Medical Properties Trust	128,172	1,571,389
Monmouth Real Estate Investment	45,689	462,373
National Health Investors	25,734	1,470,441
New Residential Investment	219,400	1,279,102
New York Mortgage Trust	73,032	528,021
New York REIT	127,500	1,310,700
One Liberty Properties	6,838	138,333
Owens Realty Mortgage	7,800	111,150
Parkway Properties	61,610	1,157,036
Pebblebrook Hotel Trust	52,410	1,956,989
Pennsylvania Real Estate Investment
Trust	54,199	1,080,728

LVIP SSgA Small-Cap Index Fund–17

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
PennyMac Mortgage Investment Trust	58,021	$1,243,390
Physicians Realty Trust	38,300	525,476
Potlatch	30,292	1,218,041
PS Business Parks	14,662	1,116,365
QTS Realty Trust	8,500	257,975
RAIT Financial Trust	56,032	416,318
Ramco-Gershenson Properties Trust	60,705	986,456
Redwood Trust	60,746	1,007,169
Resource Capital	90,529	440,876
Retail Opportunity Investments	67,067	985,885
Rexford Industrial Realty	34,100	471,944
RLJ Lodging Trust	99,761	2,840,196
Rouse Properties	26,860	434,326
Ryman Hospitality Properties	33,703	1,594,152
Sabra Health Care REIT	37,355	908,474
Saul Centers	6,666	311,569
Select Income REIT	26,663	641,245
Silver Bay Realty Trust	27,852	451,481
Sovran Self Storage	25,388	1,887,852
STAG Industrial	37,534	777,329
Starwood Waypoint Residential Trust	28,300	736,083
†Strategic Hotels & Resorts	189,553	2,208,292
Summit Hotel Properties	65,473	705,799
Sun Communities	37,139	1,875,520
Sunstone Hotel Investors	152,777	2,111,378
Terreno Realty	27,014	508,674
Trade Street Residential	6,200	44,268
UMH Properties	17,967	170,687
Universal Health Realty Income Trust	8,673	361,491
Urstadt Biddle Properties Class A	18,617	377,925
Washington Real Estate Investment Trust	50,475	1,281,056
Western Asset Mortgage Capital	32,984	487,504
Whitestone REIT	14,171	197,544

		106,825,075

Real Estate Management & Development–0.47%
Alexander & Baldwin	37,900	1,363,263
Altisource Residential	42,300	1,015,200
†AV Homes	4,980	72,957
Consolidated-Tomoka Land	4,399	215,859
†Forestar Group	24,677	437,276
Kennedy-Wilson Holdings	56,053	1,343,030
RE/MAX Holdings	7,100	211,083
†St. Joe	45,700	910,801
†Tejon Ranch	10,465	293,439

		5,862,908

Road & Rail–0.70%
ArcBest	20,042	747,567
Celadon Group	17,246	335,435
†General Finance	6,300	55,881

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail (continued)
Heartland Express	42,109	$1,008,932
Knight Transportation	46,282	1,267,664
Marten Transport	19,478	346,903
†P.A.M. Transportation Services	4,200	152,250
†Patriot Transportation Holding	5,972	202,570
†Quality Distribution	19,881	254,079
†Roadrunner Transportation Systems	20,203	460,426
†Saia	19,363	959,630
†Swift Transportation	66,268	1,390,303
Universal Truckload Services	3,287	79,710
†USA Truck	8,100	141,993
Werner Enterprises	35,356	890,971
†YRC Worldwide	25,400	516,128

		8,810,442

Semiconductors & Semiconductor Equipment–3.82%
Advanced Energy Industries	32,979	619,675
†Alpha & Omega Semiconductor	19,771	185,847
†Ambarella	20,892	912,354
†Amkor Technology	69,765	586,724
†Applied Micro Circuits	59,890	419,230
†Audience	16,706	123,624
†Axcelis Technologies	93,334	185,735
Brooks Automation	50,190	527,497
†Cabot Microelectronics	19,571	811,218
†Cascade Microtech	9,200	93,196
†Cavium	40,773	2,027,641
†Ceva	12,723	170,997
†Cirrus Logic	49,888	1,040,165
Cohu	21,843	261,461
Cypress Semiconductor	122,500	1,209,687
†Diodes	29,065	695,235
†DSP Group	11,458	101,632
†Entegris	106,150	1,220,725
†Entropic Communications	58,414	155,381
†Exar	31,384	280,887
†Fairchild Semiconductor International	97,100	1,507,963
†FormFactor	48,314	346,411
†GT Advanced Technologies	101,226	1,096,278
†Inphi	21,794	313,398
†Integrated Device Technology	103,719	1,654,318
Integrated Silicon Solution	25,748	353,778
†International Rectifier	55,108	2,162,438
Intersil Class A	98,795	1,403,877
IXYS	14,122	148,281
†Kopin	38,342	130,363
†Lattice Semiconductor	87,726	657,945
†M/A-COM Technology Solutions Holdings	11,007	240,393
†MaxLinear Class A	27,521	189,344
Micrel	39,283	472,574
†Microsemi	71,514	1,817,171

LVIP SSgA Small-Cap Index Fund–18

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments	40,424	$1,349,353
Monolithic Power Systems	30,153	1,328,240
†Nanometrics	16,322	246,462
†NVE	3,128	201,881
†OmniVision Technologies	43,866	1,160,694
†PDF Solutions	25,878	326,322
†Peregrine Semiconductor	16,913	209,214
†Pericom Semiconductor	12,762	124,302
†Photronics	47,760	384,468
†PMC - Sierra	125,500	936,230
Power Integrations	23,756	1,280,686
†QuickLogic	39,900	119,301
†Rambus	89,786	1,120,529
†RF Micro Devices	220,653	2,546,336
†Rubicon Technology	19,297	82,012
†Rudolph Technologies	28,138	254,649
†Semtech	49,184	1,335,346
†Silicon Image	50,387	253,950
†Silicon Laboratories	33,900	1,377,696
†Spansion Class A	43,678	995,422
†Synaptics	27,852	2,038,766
Tessera Technologies	42,035	1,117,290
†TriQuint Semiconductor	132,101	2,519,166
†Ultra Clean Holdings	28,866	258,351
†Ultratech	19,555	444,876
†Veeco Instruments	31,007	1,083,695
†Vitesse Semiconductor	34,900	125,640
†Xcerra	43,741	428,224

		47,772,544

Software–4.35%
A10 Networks	13,600	123,896
ACI Worldwide	86,451	1,621,821
Actua	28,859	462,321
†Actuate	27,242	106,244
Advent Software	40,221	1,269,375
†Amber Road	11,100	192,474
American Software Class A	13,961	123,136
†Aspen Technology	69,175	2,609,281
†AVG Technologies	25,196	417,750
†Barracuda Networks	4,500	115,425
Blackbaud	34,733	1,364,660
†Bottomline Technologies	31,571	871,044
†BroadSoft	19,614	412,679
†Callidus Software	30,357	364,891
†Cinedigm Class A	55,400	85,870
†CommVault Systems	36,602	1,844,741
Compuware	170,300	1,806,883
†Comverse	16,341	364,895
†Covisint	9,900	41,085
†Cyan	36,900	115,128
Digimarc	3,858	79,899

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
Ebix	20,878	$296,050
†Ellie Mae	22,992	749,539
†EnerNOC	20,785	352,514
EPIQ Systems	24,159	424,232
†ePlus	4,979	279,073
†Everyday Health	9,400	131,318
Fair Isaac	26,139	1,440,259
†Five9	12,000	78,480
†FleetMatics Group	27,039	824,690
†Gigamon	17,500	183,225
Globant	7,400	104,118
†Glu Mobile	74,232	383,779
†Guidance Software	9,449	63,592
†Guidewire Software	52,478	2,326,875
†Imperva	19,161	550,496
†Infoblox	39,492	582,507
†Interactive Intelligence Group	11,720	489,896
†Jive Software	25,355	147,820
Kofax	53,700	415,638
†Manhattan Associates	58,180	1,944,376
†Mavenir Systems	7,600	95,456
Mentor Graphics	75,290	1,543,069
†MicroStrategy	6,984	913,787
†MobileIron	12,300	137,022
†Model N	14,400	141,984
Monotype Imaging Holdings	30,831	873,134
†Netscout Systems	28,456	1,303,285
†Opower	9,700	182,942
†Park City Group	12,800	126,208
†Paycom Software	6,800	112,608
Pegasystems	25,302	483,521
†Progress Software	41,500	992,265
†Proofpoint	26,820	996,095
†PROS Holdings	16,237	409,172
QAD Class A	4,773	88,873
†QLIK Technologies	69,480	1,878,739
†Qualys	17,125	455,525
†Rally Software Development	18,000	216,180
†RealPage	41,511	643,421
†Rosetta Stone	22,571	181,697
†Sapiens International	23,890	176,786
†Seachange International	21,379	148,798
†Silver Spring Networks	25,300	244,145
†SS&C Technologies Holdings	52,617	2,309,360
†Synchronoss Technologies	28,144	1,288,432
†Take-Two Interactive Software	71,641	1,652,758
†Tangoe	33,351	451,906
†TeleCommunication Systems Class A	50,000	139,500
†TeleNav	25,300	169,510
†TiVo	90,499	1,157,935
†Tyler Technologies	25,236	2,230,862
†Ultimate Software Group	21,568	3,052,088

LVIP SSgA Small-Cap Index Fund–19

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Software (continued)
†Varonis Systems	3,800	$80,180
†VASCO Data Security International	26,659	500,656
†Verint Systems	46,070	2,561,953
†VirnetX Holding	29,605	177,630
†Vringo	43,000	40,644
†Zendesk	8,200	177,038

		54,497,139

Specialty Retail–3.16%
Aeropostale	56,182	184,839
American Eagle Outfitters	150,200	2,180,904
†America’s Car-Mart	6,185	244,864
†Ann	36,632	1,506,674
†Asbury Automotive Group	23,844	1,536,030
†Barnes & Noble	33,072	652,841
bebe stores	22,415	52,003
Big 5 Sporting Goods	14,893	139,547
Brown Shoe	34,325	931,237
Buckle	21,508	976,248
†Build-A-Bear Workshop	14,600	190,968
Cato Class A	19,882	685,134
Children’s Place Retail Stores	17,301	824,566
†Christopher & Banks	23,300	230,437
†Citi Trends	13,276	293,400
†Conn’s	20,002	605,461
†Container Store Group	15,800	343,966
Destination Maternity	11,333	174,982
†Destination XL Group	25,722	121,408
†Express	66,175	1,032,992
Finish Line Class A	38,708	968,861
†Five Below	42,118	1,668,294
†Francesca’s Holdings	34,662	482,842
†Gaiam Class A	4,300	31,562
†Genesco	18,632	1,392,742
Group 1 Automotive	18,835	1,369,493
Guess	44,500	977,665
Haverty Furniture	15,814	344,587
†hhgregg	10,548	66,558
†Hibbett Sports	20,483	873,190
†Kirkland’s	7,975	128,477
Lithia Motors Class A	16,837	1,274,393
†Lumber Liquidators Holdings	21,416	1,228,850
†MarineMax	20,040	337,674
†Mattress Firm Holding	11,319	679,819
Men’s Wearhouse	37,142	1,753,845
Monro Muffler Brake	23,349	1,133,127
†New York	18,830	57,055
†Office Depot	413,177	2,123,730
†Outerwall	16,044	900,068
†Pacific Sunwear of California	42,000	75,600
†Pep Boys-Manny Moe & Jack	38,964	347,169
Pier 1 Imports	74,525	886,102

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Specialty Retail (continued)
Rent-A-Center	41,810	$1,268,933
†Restoration Hardware Holdings	24,167	1,922,485
†Sears Hometown and Outlet Stores	5,500	85,250
†Select Comfort	39,311	822,386
Shoe Carnival	12,521	222,999
Sonic Automotive Class A	28,331	694,393
Stage Stores	23,195	396,866
Stein Mart	16,546	191,106
†Systemax	5,558	69,308
†Tile Shop Holdings	20,300	187,775
†Tilly’s Class A	5,063	38,074
†Vitamin Shoppe	22,807	1,012,403
†West Marine	9,450	85,050
Winmark	1,509	110,912
†Zumiez	17,023	478,346

		39,596,490

Technology Hardware, Storage & Peripherals–0.42%
†Cray	32,469	851,987
†Dot Hill Systems	43,400	164,052
†Eastman Kodak	12,800	281,216
†Electronics for Imaging	35,067	1,548,909
†Immersion	17,427	149,524
†Intevac	17,300	115,391
†Nimble Storage	6,700	173,999
†QLogic	64,241	588,448
†Quantum	129,528	150,252
†Silicon Graphics International	24,767	228,599
†Super Micro Computer	25,215	741,825
†Violin Memory	58,000	282,460

		5,276,662

Textiles, Apparel & Luxury Goods–1.00%
Columbia Sportswear	22,020	787,876
†Crocs	69,100	869,278
Culp	4,841	87,864
†G-III Apparel Group	14,098	1,168,160
†Iconix Brand Group	34,351	1,268,926
†Madden (Steven)	43,734	1,409,547
Movado Group	14,680	485,321
Oxford Industries	11,876	724,317
†Perry Ellis International	10,714	218,030
†Quiksilver	91,745	157,801
†Sequential Brands Group	12,200	152,500
†Skechers U.S.A. Class A	30,113	1,605,324
†Tumi Holdings	36,046	733,536
†Unifi	12,374	320,487
†Vera Bradley	16,479	340,786
†Vince Holding	7,100	214,846
Wolverine World Wide	78,508	1,967,410

		12,512,009

LVIP SSgA Small-Cap Index Fund–20

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Thrifts & Mortgage Finance–1.71%
Astoria Financial	61,653	$763,881
Bank Mutual	28,925	185,409
BankFinancial	13,649	141,677
†BBX Capital Class A	3,000	52,290
†Beneficial Mutual Bancorp	27,508	351,552
Berkshire Hills Bancorp	17,865	419,649
†BofI Holding	11,140	809,989
Brookline Bancorp	53,419	456,732
Capitol Federal Financial	111,600	1,319,112
Charter Financial	14,593	156,145
Clifton Bancorp	19,162	241,250
Dime Community Bancshares	24,751	356,414
ESB Financial	7,738	90,380
Essent Group	30,200	646,582
EverBank Financial	71,165	1,256,774
Federal Agricultural Mortgage Class C	8,874	285,210
First Defiance Financial	6,143	165,922
First Financial Northwest	8,909	90,961
†Flagstar Bancorp	12,700	213,741
Fox Chase Bancorp	5,923	96,604
†Franklin Financial	7,947	147,894
Home Loan Servicing Solutions	54,126	1,146,930
HomeStreet	8,329	142,343
†Kearny Financial	9,068	120,876
†Ladder Capital Class A	10,800	204,120
Meta Financial Group	3,500	123,410
†MGIC Investment	261,850	2,045,049
†NMI Holdings Class A	36,600	316,590
Northfield Bancorp	44,556	606,853
Northwest Bancshares	69,566	841,749
OceanFirst Financial	7,880	125,371
Oritani Financial	32,711	460,898
†PennyMac Financial Services Class A	8,200	120,130
Provident Financial Services	47,831	782,993
Radian Group	146,154	2,084,156
†Stonegate Mortgage	9,300	120,807
Territorial Bancorp	6,742	136,795
†Tree.com	3,305	118,616
Trustco Bank	69,703	448,887
United Community Financial	45,200	211,536
United Financial Bancorp	42,554	540,010
†Walker & Dunlop	13,463	178,923
Washington Federal	78,700	1,602,332
Waterstone Financial	24,864	287,179
WSFS Financial	6,297	450,928

		21,465,649

Tobacco–0.18%
†22nd Century Group	55,300	139,356
†Alliance One International	48,310	95,171
Universal	18,442	818,640

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Tobacco (continued)
Vector Group	54,697	$1,213,171

		2,266,338

Trading Companies & Distributors–0.88%
Aceto	22,057	426,141
Aircastle	47,644	779,456
Applied Industrial Technologies	31,330	1,430,215
†Beacon Roofing Supply	35,690	909,381
†CAI International	13,507	261,360
†DXP Enterprises	9,412	693,476
H&E Equipment Services	23,781	957,899
Houston Wire & Cable	11,627	139,291
Kaman Class A	21,552	846,994
†Rush Enterprises Class A	27,719	927,201
†Stock Building Supply Holdings	14,700	230,937
TAL International Group	26,586	1,096,673
Textainer Group Holdings	16,720	520,326
†Titan Machinery	14,270	185,367
Watsco	19,173	1,652,329

		11,057,046

Transportation Infrastructure–0.06%
†Wesco Aircraft Holdings	41,320	718,968

		718,968

Water Utilities–0.23%
American States Water	30,754	935,537
Artesian Resources Class A	4,044	81,446
California Water Service Group	37,742	846,930
Connecticut Water Service	9,225	299,813
Middlesex Water	13,731	269,128
SJW	10,915	293,286
York Water	7,303	146,060

		2,872,200

Wireless Telecommunication Services–0.12%
Aerohive Networks	11,200	89,790
†Boingo Wireless	21,997	156,839
†GTT Communications	15,700	186,987
=Leap Wireless International	38,182	96,219
NTELOS Holdings	8,357	88,918
†RingCentral Class A	20,300	258,013
Shenandoah Telecommunications	18,425	457,124
Spok Holdings	12,677	164,928

		1,498,818

Total Common Stock (Cost $1,024,810,047)		1,231,520,021

LVIP SSgA Small-Cap Index Fund–21

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

RIGHTS–0.00%
Cubist Pharmaceuticals	27,386	$3,012
=Forest Laboratories	3,000	0
=Furiex Pharmaceuticals	5,671	55,406
=Trius Therapeutics	28,563	0

Total Rights (Cost $58,880)		58,418

WARRANTS–0.00%
Greenhunter Energy, exercise price $27.50, expiration date 12/31/15	90	0
Magnum Hunter Resources, exercise price $8.50, expiration date 4/15/16	11,015	0
Tejon Ranch, exercise price $40.00, expiration date 8/31/16	1,546	3,169

Total Warrants (Cost $9,275)		3,169

MONEY MARKET FUND–4.27%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	53,382,921	53,382,921

Total Money Market Fund (Cost $53,382,921)		53,382,921

	Principal Amount°	Value (U.S. $)

SHORT-TERM INVESTMENTS–0.24%
≠¥U.S. Treasury Obligations–0.24%
U.S. Treasury Bill
0.005% 12/26/14	750,000	$749,982
0.01% 11/28/14	850,000	849,986
0.015% 11/6/14	760,000	759,990
0.05% 10/9/14	650,000	649,999

		3,009,957

Total Short-Term Investments (Cost $3,009,974)		3,009,957

TOTAL VALUE OF SECURITIES–102.90% (Cost $1,081,271,097)	1,287,974,486
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.90%)	(36,269,574)

NET ASSETS APPLICABLE TO 50,200,824 SHARES OUTSTANDING–100.00%	$1,251,704,912

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $2,319,355, which represents 0.19% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2014, the aggregate value of fair valued securities was $265,445, which represents 0.02% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

¥	Fully or partially pledged as collateral for futures contracts.

LVIP SSgA Small-Cap Index Fund–22

LVIP SSgA Small-Cap Index Fund

Schedule of Investments (continued)

The following futures contract was outstanding at September 30, 2014:

Futures Contract

Contract to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
172 E-mini Russell 2000 Index	$19,809,263	$18,861,520	12/22/14	$(947,743)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

REIT–Real Estate Investment Trust

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,231,423,802	$—	$96,219	1,231,520,021
Rights	3,012	—	55,406	58,418
Warrants	3,169	—	—	3,169
Money Market Fund	53,382,921	—	—	53,382,921
Short-Term Investments	—	3,009,957	—	3,009,957

Total	$1,284,812,904	$3,009,957	$151,625	$1,287,974,486

Futures Contract	$(947,743)	$—	$—	$(947,743)

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments of Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Small-Cap Index Fund–23

LVIP SSgA Small-Cap RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

AFFILIATED INVESTMENT COMPANY–91.92%
Equity Fund–91.92%
*Lincoln Variable Insurance Products Trust–
LVIP SSgA Small-Cap Index Fund	2,880,031	$71,842,382

Total Affiliated Investment Company (Cost $74,436,326)		71,842,382

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANY–6.62%
Money Market Fund–6.62%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	5,173,038	$5,173,038

Total Unaffiliated Investment Company (Cost $5,173,038)		5,173,038

TOTAL VALUE OF SECURITIES–98.54% (Cost $79,609,364)	77,015,420
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.46%	1,143,610

NET ASSETS APPLICABLE TO 7,169,367 SHARES OUTSTANDING–100.00%	$78,159,030

*	Standard Class shares.

« Includes $963,900 cash pledged as collateral for futures contracts as of September 30, 2014.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(189) E-mini Russell 2000 Index	$(21,220,809)	$ (20,725,740)	12/22/14	$495,069

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Company	$77,015,420

Futures Contracts	$495,069

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments.

The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP SSgA Small-Cap RPM Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.47%
Aerospace & Defense–4.21%
Boeing	45,100	$5,744,838
Precision Castparts	27,800	6,585,264
United Technologies	33,200	3,505,920

		15,836,022

Air Freight & Logistics–0.62%
FedEx	14,500	2,341,025

		2,341,025

Airlines–2.11%
American Airlines Group	144,500	5,126,860
Delta Air Lines	22,300	806,145
†United Continental Holdings	42,700	1,997,933

		7,930,938

Auto Components–0.65%
Delphi Automotive	40,000	2,453,600

		2,453,600

Automobiles–0.86%
Harley-Davidson	14,000	814,800
†Tesla Motors	10,000	2,426,800

		3,241,600

Beverages–0.39%
PepsiCo	15,600	1,452,204

		1,452,204

Biotechnology–9.82%
†Alexion Pharmaceuticals	28,100	4,659,542
†Biogen Idec	24,600	8,137,926
†Celgene	46,100	4,369,358
†Gilead Sciences	108,500	11,549,825
†Incyte	28,200	1,383,210
†Pharmacyclics	16,600	1,949,338
†Regeneron Pharmaceuticals	5,600	2,018,912
†Vertex Pharmaceuticals	25,400	2,852,674

		36,920,785

Capital Markets–2.97%
BlackRock	6,000	1,969,920
Invesco	39,200	1,547,616
Morgan Stanley	96,400	3,332,548
State Street	30,800	2,267,188
TD AmeriTrade Holding	61,600	2,055,592

		11,172,864

Chemicals–2.45%
Ecolab	34,000	3,904,220
Praxair	5,300	683,700
Sherwin-Williams	21,100	4,620,689

		9,208,609

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Commercial Services & Supplies–0.70%
Tyco International	59,300	$2,643,001

		2,643,001

Construction Materials–0.33%
Martin Marietta Materials	9,600	1,237,824

		1,237,824

Consumer Finance–0.24%
American Express	10,300	901,662

		901,662

Diversified Financial Services–0.59%
IntercontinentalExchange Group	11,300	2,204,065

		2,204,065

Electronic Equipment, Instruments & Components–0.34%
Mobileye	23,600	1,264,724

		1,264,724

Food & Staples Retailing–2.07%
Costco Wholesale	18,400	2,305,888
CVS Health	50,000	3,979,500
Walgreen	25,000	1,481,750

		7,767,138

Health Care Equipment & Supplies–1.31%
†IDEXX Laboratories	4,800	565,584
†Intuitive Surgical	9,400	4,341,108

		4,906,692

Health Care Providers & Services–3.40%
Humana	16,400	2,136,756
McKesson	40,600	7,903,602
UnitedHealth Group	31,600	2,725,500

		12,765,858

Hotels, Restaurants & Leisure–6.97%
†Chipotle Mexican Grill	6,100	4,066,199
Las Vegas Sands	62,000	3,857,020
†MGM Resorts International	137,010	3,121,088
Starbucks	72,100	5,440,666
Starwood Hotels & Resorts Worldwide	22,000	1,830,620
Wynn Macau	582,400	1,852,615
Wynn Resorts	32,200	6,023,976

		26,192,184

Industrial Conglomerates–2.90%
Danaher	94,240	7,160,355
Roper Industries	25,500	3,730,395

		10,890,750

Internet & Catalog Retail–9.32%
†Amazon.com	45,100	14,542,044
†Ctrip.com International ADR	48,800	2,769,888
†NetFlix	7,600	3,428,968

LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Internet & Catalog Retail (continued)
†Priceline Group	10,200	$11,817,516
†Vipshop Holdings ADR	13,100	2,476,031

		35,034,447

Internet Software & Services–12.77%
†Alibaba Group Holding ADR	52,588	4,672,444
†Baidu ADR	30,200	6,590,546
†Facebook Class A	88,400	6,987,136
†Google	20,100	11,604,936
†Google Class A	19,600	11,532,836
†LinkedIn Class A	13,100	2,722,049
NAVER	2,134	1,632,436
†Pandora Media	34,400	831,104
Tencent Holdings	95,000	1,413,099

		47,986,586

IT Services–5.30%
†Fiserv	24,800	1,602,948
MasterCard Class A	106,700	7,887,264
Visa Class A	48,800	10,412,456

		19,902,668

Machinery–0.85%
Flowserve	13,600	959,072
Wabtec	27,700	2,244,808

		3,203,880

Media–1.60%
Disney (Walt)	53,400	4,754,202
Twenty-First Century Fox Class A	36,500	1,251,585

		6,005,787

Oil, Gas & Consumable Fuels–3.71%
†Concho Resources	14,200	1,780,538
†Continental Resources	28,200	1,874,736
EQT	30,200	2,764,508
Pioneer Natural Resources	24,300	4,786,371
Range Resources	40,188	2,725,148

		13,931,301

Personal Products–0.40%
Estee Lauder Class A	20,000	1,494,400

		1,494,400

Pharmaceuticals–2.38%
Allergan	21,100	3,759,809
†Valeant Pharmaceuticals International	39,400	5,169,280

		8,929,089

Real Estate Investment Trusts–3.87%
American Tower	70,600	6,610,278
Crown Castle International	98,500	7,932,205

		14,542,483

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Road & Rail–1.15%
Hunt (J.B.) Transport Services	19,200	$1,421,760
Kansas City Southern	23,900	2,896,680

		4,318,440

Semiconductors & Semiconductor Equipment–0.68%
ASML Holding	26,000	2,569,320

		2,569,320

Software–3.51%
†NetSuite	19,300	1,728,122
†Red Hat	37,300	2,094,395
†salesforce.com	82,000	4,717,460
†ServiceNow	28,600	1,681,108
†VMware Class A	20,100	1,886,184
†Workday Class A	13,200	1,089,000

		13,196,269

Specialty Retail–5.35%
†AutoZone	7,700	3,924,382
†CarMax	60,700	2,819,515
Home Depot	44,200	4,054,908
Lowe’s	88,600	4,688,712
Ross Stores	17,200	1,299,976
Tractor Supply	54,000	3,321,540

		20,109,033

Technology Hardware, Storage & Peripherals–2.24%
Apple	57,300	5,772,975
†Stratasys	21,800	2,633,004

		8,405,979

Textiles, Apparel & Luxury Goods–2.17%
Hanesbrands	23,000	2,471,120
†Michael Kors Holdings	27,800	1,984,642
NIKE Class B	24,900	2,221,080
†Under Armour Class A	21,400	1,478,740

		8,155,582

Trading Companies & Distributors–0.35%
Grainger (W.W.)	5,300	1,333,745

		1,333,745

Wireless Telecommunication Services–0.89%
SoftBank	47,500	3,330,392

		3,330,392

Total Common Stock (Cost $227,944,179)		373,780,946

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.16%
@=Airbnb	14,304	$582,359
@=Livingsocial Series F	14,245	6,553

Total Preferred Stock (Cost $691,903)		588,912

MONEY MARKET FUND–1.11%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	4,185,090	4,185,090

Total Money Market Fund (Cost $4,185,090)		4,185,090

TOTAL VALUE OF SECURITIES–100.74% (Cost $232,821,172)	$378,554,948
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.74%)	(2,772,679)

NET ASSETS APPLICABLE TO 12,650,261 SHARES OUTSTANDING–100.00%	$375,782,269

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $588,912, which represents 0.16% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2014, the aggregate value of fair valued securities was $588,912, which represents 0.16% of the Fund’s net assets.

ADR–American Depositary Receipt

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 3	Total
Common Stock	$373,780,946	$—	$373,780,946
Preferred Stock	—	588,912	588,912
Money Market Fund	4,185,090	—	4,185,090

Total	$377,966,036	$588,912	$378,554,948

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value heirarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–99.43%
Aerospace & Defense–1.07%
†DigitalGlobe	32,700	$931,950
Textron	58,600	2,109,014
TransDigm Group	13,200	2,433,156

		5,474,120

Air Freight & Logistics–0.46%
Expeditors International of Washington	35,500	1,440,590
Robinson (C.H.) Worldwide	14,100	935,112

		2,375,702

Airlines–2.12%
Alaska Air Group	40,200	1,750,308
Copa Holdings Class A	22,500	2,414,025
Southwest Airlines	86,100	2,907,597
†Spirit Airlines	26,800	1,852,952
†United Continental Holdings	40,900	1,913,711

		10,838,593

Auto Components–0.91%
Delphi Automotive	60,500	3,711,070
Gentex	34,500	923,565

		4,634,635

Banks–0.56%
BankUnited	42,600	1,298,874
†SVB Financial Group	13,800	1,546,842

		2,845,716

Beverages–0.73%
Brown-Forman Class B	30,262	2,730,238
Dr Pepper Snapple Group	15,900	1,022,529

		3,752,767

Biotechnology–5.11%
†ACADIA Pharmaceuticals	57,100	1,413,796
†Alexion Pharmaceuticals	15,000	2,487,300
†Alkermes	47,400	2,032,038
†Alnylam Pharmaceuticals	19,800	1,546,380
†BioMarin Pharmaceutical	25,700	1,854,512
†Incyte	59,900	2,938,095
†Intercept Pharmaceuticals	3,800	899,422
†Myriad Genetics	28,300	1,091,531
†NPS Pharmaceuticals	30,500	793,000
†Pharmacyclics	15,200	1,784,936
†Puma Biotechnology	9,200	2,194,844
†Regeneron Pharmaceuticals	3,400	1,225,768
†Seattle Genetics	23,600	877,448
†United Therapeutics	9,000	1,157,850
†Vertex Pharmaceuticals	33,700	3,784,847

		26,081,767

Building Products–0.60%
†Armstrong World Industries	18,100	1,013,600

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Building Products (continued)
Fortune Brands Home & Security	49,400	$2,030,834

		3,044,434

Capital Markets–2.47%
Artisan Partners Asset Management	24,300	1,264,815
†E Trade Financial	112,300	2,536,857
Financial Engines	21,300	728,780
Invesco	28,300	1,117,284
Lazard Class A	42,100	2,134,470
LPL Financial Holdings	38,300	1,763,715
Northern Trust	12,600	857,178
TD AmeriTrade Holding	66,800	2,229,116

		12,632,215

Chemicals–3.55%
Airgas	27,700	3,065,005
Celanese Class A	53,300	3,119,116
CF Industries Holdings	4,900	1,368,178
FMC	23,500	1,343,965
RPM International	30,400	1,391,712
Sherwin-Williams	23,600	5,168,164
Sociedad Quimica y Minera de Chile ADR	26,300	687,482
Valspar	25,100	1,982,649

		18,126,271

Commercial Services & Supplies–1.10%
†Clean Harbors	16,500	889,680
†Copart	24,100	754,691
Kar Auction Services	43,000	1,231,090
Ritchie Bros Auctioneers	36,500	817,235
†Stericycle	7,200	839,232
Waste Connections	22,250	1,079,570

		5,611,498

Communications Equipment–0.52%
†F5 Networks	12,600	1,496,124
Motorola Solutions	18,300	1,158,024

		2,654,148

Construction & Engineering–0.42%
†Jacobs Engineering Group	23,200	1,132,624
†Quanta Services	28,100	1,019,749

		2,152,373

Construction Materials–0.74%
Eagle Materials	14,000	1,425,620
Vulcan Materials	39,200	2,361,016

		3,786,636

Containers & Packaging–0.68%
Ball	54,800	3,467,196

		3,467,196

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Diversified Consumer Services–0.14%
Sotheby’s	19,600	$700,112

		700,112

Diversified Financial Services–2.22%
CBOE Holdings	49,700	2,660,193
†FNFV Group	18,864	259,569
IntercontinentalExchange Group	12,200	2,379,610
McGraw-Hill Financial	32,200	2,719,290
Moody’s	26,500	2,504,250
†MSCI Class A	17,500	822,850

		11,345,762

Electrical Equipment–1.84%
AMETEK	32,625	1,638,101
Babcock & Wilcox	34,900	966,381
†Generac Holdings	20,700	839,178
Hubbell Class B	15,900	1,916,427
†Sensata Technologies Holding	90,800	4,043,324

		9,403,411

Electronic Equipment, Instruments & Components–1.43%
Amphenol Class A	27,500	2,746,150
FEI	16,100	1,214,262
†IPG Photonics	22,900	1,575,062
†Trimble Navigation	57,800	1,762,900

		7,298,374

Energy Equipment & Services–0.93%
†Cameron International	17,400	1,155,012
Core Laboratories	8,700	1,273,245
Frank’s International	43,000	804,100
Oceaneering International	23,100	1,505,427

		4,737,784

Food & Staples Retailing–1.41%
†Fresh Market	24,700	862,771
PriceSmart	10,400	890,656
†Rite Aid	479,200	2,319,328
†Sprouts Farmers Market	49,900	1,450,593
Whole Foods Market	44,500	1,695,895

		7,219,243

Food Products–2.18%
Flowers Foods	111,150	2,040,714
Hershey	19,500	1,860,885
Keurig Green Mountain	9,400	1,223,222
McCormick	37,900	2,535,510
Mead Johnson Nutrition	23,600	2,270,792
Smucker (J.M.)	11,900	1,177,981

		11,109,104

Health Care Equipment & Supplies–2.27%
†Align Technology	22,400	1,157,632
DENTSPLY International	20,200	921,120

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†IDEXX Laboratories	21,800	$2,568,694
†Intuitive Surgical	6,600	3,048,012
†Sirona Dental Systems	22,300	1,709,964
Teleflex	12,400	1,302,496
†Thoratec	32,200	860,706

		11,568,624

Health Care Providers & Services–3.35%
AmerisourceBergen	43,400	3,354,820
†Catamaran	20,490	863,653
Cigna	11,200	1,015,728
†DaVita HealthCare Partners	23,400	1,711,476
†Envision Healthcare Holdings	41,100	1,425,348
†Henry Schein	16,300	1,898,461
Humana	15,400	2,006,466
†Mednax	29,300	1,606,226
†Team Health Holdings	21,700	1,258,383
Universal Health Services Class B	11,300	1,180,850
†WellCare Health Plans	12,800	772,352

		17,093,763

Health Care Technology–0.96%
†athenahealth	6,100	803,309
†Cerner	31,100	1,852,627
†Medidata Solutions	18,400	814,936
†Veeva Systems Class A	50,400	1,419,768

		4,890,640

Hotels, Restaurants & Leisure–4.80%
†Bloomin’ Brands	77,000	1,412,180
Brinker International	29,100	1,477,989
†Chipotle Mexican Grill	5,300	3,532,927
Choice Hotels International	33,500	1,742,000
Extended Stay America	43,100	1,023,194
Marriott International Class A	34,757	2,429,514
†MGM Resorts International	104,900	2,389,622
†Norwegian Cruise Line Holdings	8,400	302,568
†Panera Bread Class A	8,300	1,350,576
Papa John’s International	32,600	1,303,674
Royal Caribbean Cruises	14,800	995,892
Starwood Hotels & Resorts Worldwide	32,900	2,737,609
Wynn Resorts	20,500	3,835,140

		24,532,885

Household Durables–0.27%
†Toll Brothers	43,900	1,367,924

		1,367,924

Household Products–0.61%
Church & Dwight	28,700	2,013,592
Clorox	11,600	1,114,064

		3,127,656

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Independent Power and Renewable Electricity Producers–0.19%
†Calpine	44,000	$954,800

		954,800

Industrial Conglomerates–0.68%
Roper Industries	23,700	3,467,073

		3,467,073

Insurance–0.94%
FNF Group	83,800	2,324,612
HCC Insurance Holdings	18,000	869,220
Progressive	63,000	1,592,640

		4,786,472

Internet & Catalog Retail–1.96%
†Coupons.com	57,566	688,489
†HomeAway	29,600	1,050,800
†Liberty Interactive Class A	48,600	1,386,072
†NetFlix	8,200	3,699,676
†TripAdvisor	14,400	1,316,448
†Vipshop Holdings ADR	4,600	869,446
†zulily Class A	26,700	1,011,663

		10,022,594

Internet Software & Services–3.59%
†Akamai Technologies	29,700	1,776,060
†CoStar Group	12,500	1,944,250
†Dealertrack Technology	21,800	946,338
†@=Dropbox	7,607	145,294
†Equinix	8,100	1,721,088
†LinkedIn Class A	15,200	3,158,408
MercadoLibre	8,900	966,985
†Pandora Media	36,100	872,176
†Rackspace Hosting	29,600	963,480
†TIBCO Software	48,000	1,134,240
†Twitter	38,300	1,975,514
†VeriSign	49,900	2,750,488

		18,354,321

IT Services–3.78%
†Alliance Data Systems	5,400	1,340,658
†CoreLogic	79,100	2,141,237
Fidelity National Information Services	60,000	3,378,000
†Fiserv	37,000	2,391,495
†Gartner	39,800	2,924,106
†Genpact	37,200	607,104
Global Payments	18,000	1,257,840
Paychex	18,800	830,960
†Sapient	57,200	800,800
†Vantiv Class A	78,300	2,419,470
†WEX	10,900	1,202,488

		19,294,158

Leisure Products–0.76%
Mattel	43,500	1,333,275

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Leisure Products (continued)
Polaris Industries	17,000	$2,546,430

		3,879,705

Life Sciences Tools & Services–1.54%
Agilent Technologies	46,300	2,638,174
†Bruker	47,400	877,611
†Covance	10,400	818,480
†Mettler-Toledo International	9,400	2,407,622
†Quintiles Transnational Holdings	20,300	1,132,334

		7,874,221

Machinery–5.12%
CLARCOR	14,200	895,736
Donaldson	47,400	1,925,862
Flowserve	35,900	2,531,668
Graco	29,200	2,131,016
IDEX	18,625	1,347,891
Nordson	13,800	1,049,766
PACCAR	24,900	1,416,188
Pall	30,800	2,577,960
†Rexnord	62,400	1,775,280
Snap-on	13,900	1,683,012
Terex	36,900	1,172,313
Valmont Industries	13,300	1,794,569
†WABCO Holdings	15,000	1,364,250
Wabtec	28,700	2,325,848
Xylem	59,900	2,125,851

		26,117,210

Media–1.87%
†Charter Communications Class A	12,200	1,846,714
†Discovery Communications Class C	109,000	4,063,520
Interpublic Group	80,600	1,476,592
†Markit	52,700	1,230,545
Omnicom Group	13,600	936,496

		9,553,867

Metals & Mining–0.63%
Carpenter Technology	16,800	758,520
Compass Minerals International	10,200	859,656
Eldorado Gold	97,700	658,498
†Stillwater Mining	63,700	957,411

		3,234,085

Multiline Retail–1.06%
†Dollar General	31,000	1,894,410
†Dollar Tree	62,800	3,521,196

		5,415,606

Multi-Utilities–0.33%
NiSource	40,600	1,663,788

		1,663,788

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Oil, Gas & Consumable Fuels–5.83%
†Antero Resources	15,000	$823,350
†Athlon Energy	34,600	2,014,758
Cabot Oil & Gas	62,400	2,039,856
Cimarex Energy	15,000	1,897,950
†Concho Resources	22,100	2,771,119
†Continental Resources	16,000	1,063,680
†Diamondback Energy	28,700	2,146,186
EQT	40,400	3,698,216
Pioneer Natural Resources	17,100	3,368,187
Range Resources	62,400	4,231,344
†Rice Energy	35,500	944,300
SM Energy	14,500	1,131,000
Tesoro	21,800	1,329,364
†Whiting Petroleum	15,400	1,194,270
†WPX Energy	46,400	1,116,384

		29,769,964

Pharmaceuticals–2.73%
†Catalent	104,000	2,603,120
†Endo International	37,400	2,555,916
†Hospira	21,700	1,129,051
†Jazz Pharmaceuticals	9,100	1,461,096
†Pacira Pharmaceuticals	9,700	940,124
†Salix Pharmaceuticals	14,100	2,202,984
Zoetis	83,100	3,070,545

		13,962,836

Professional Services–2.39%
Corporate Executive Board	13,700	822,959
Equifax	12,900	964,146
†IHS Class A	19,400	2,428,686
ManpowerGroup	23,900	1,675,390
Nielsen Holdings	33,500	1,485,055
Robert Half International	29,500	1,445,500
†Verisk Analytics Class A	55,300	3,367,217

		12,188,953

Real Estate Investment Trusts–1.17%
Crown Castle International	62,200	5,008,966
Federal Realty Investment Trust	8,000	947,680

		5,956,646

Real Estate Management & Development–0.34%
Jones Lang LaSalle	13,600	1,718,224

		1,718,224

Road & Rail–1.73%
†Genesee & Wyoming	14,800	1,410,588
†Hertz Global Holdings	31,900	809,941
Hunt (J.B.) Transport Services	27,100	2,006,755
Kansas City Southern	28,300	3,429,960
Landstar System	16,100	1,162,259

		8,819,503

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment–3.05%
Altera	106,100	$3,796,258
ARM Holdings ADR	66,100	2,887,909
KLA-Tencor	18,400	1,449,552
Linear Technology	42,200	1,873,258
Microchip Technology	28,600	1,350,778
Skyworks Solutions	38,000	2,205,900
Xilinx	47,100	1,994,685

		15,558,340

Software–4.99%
†ANSYS	15,700	1,188,019
†@=Atlassian Class A	20,989	335,824
†@=Atlassian Series 1	6,969	111,504
†@=Atlassian Series 2	18,662	298,592
†@=Atlassian Series A	13,800	220,800
†Autodesk	18,300	1,008,330
†Check Point Software Technologies	15,500	1,073,220
†Citrix Systems	17,200	1,227,048
†Concur Technologies	4,700	596,054
FactSet Research Systems	7,750	941,857
†Guidewire Software	32,700	1,449,918
Intuit	35,100	3,076,515
Mobileye	31,600	1,693,444
†NetSuite	20,500	1,835,570
†Red Hat	61,100	3,430,765
†ServiceNow	53,600	3,150,608
Solera Holdings	14,000	789,040
†Tableau Software Class A	17,400	1,264,110
†Workday Class A	21,605	1,782,413

		25,473,631

Specialty Retail–6.72%
†AutoZone	8,200	4,179,212
†CarMax	88,300	4,101,535
Dick’s Sporting Goods	26,100	1,145,268
†Five Below	37,400	1,481,414
L Brands	43,500	2,913,630
†Lumber Liquidators Holdings	10,800	619,704
†Michaels	61,500	1,075,020
†O’Reilly Automotive	22,500	3,383,100
PETsMART	17,000	1,191,530
†Restoration Hardware Holdings	18,300	1,455,765
Ross Stores	58,500	4,421,430
Tiffany & Co.	29,300	2,821,883
Tractor Supply	49,000	3,013,990
†Ulta Salon Cosmetics & Fragrance	7,300	862,641
Williams-Sonoma	24,600	1,637,622

		34,303,744

Technology Hardware, Storage & Peripherals–0.63%
SanDisk	19,800	1,939,410

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals (continued)
†Stratasys	10,400	$1,256,112

		3,195,522

Textiles, Apparel & Luxury Goods–2.11%
Coach	28,600	1,018,446
†Fossil Group	13,300	1,248,870
Hanesbrands	46,000	4,942,240
†Kate Spade	65,800	1,725,934
†lululemon athletica	21,500	903,215
Wolverine World Wide	37,100	929,726

		10,768,431

Trading Companies & Distributors–0.83%
Fastenal	34,100	1,531,090
Grainger (W.W.)	10,700	2,692,655

		4,223,745

Wireless Telecommunication Services–1.01%
†SBA Communications Class A	46,700	5,179,030

		5,179,030

Total Common Stock (Cost $340,315,197)		507,609,822

	Number of Shares	Value (U.S. $)

PREFERRED STOCK–0.36%
@=Airbnb Cvt 0.00%	18,795	$765,201
†@=Dropbox Series A 0.00%	9,449	180,476
†@=Dropbox Series A-1 0.00%	46,402	886,278

Total Preferred Stock (Cost $1,270,602)		1,831,955

MONEY MARKET FUND–0.00%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	28,148	28,148

Total Money Market Fund (Cost $28,148)		28,148

TOTAL VALUE OF SECURITIES–99.79% (Cost $341,613,947)	509,469,925
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.21%	1,052,478

NET ASSETS APPLICABLE TO 24,360,249 SHARES OUTSTANDING–100.00%	$510,522,403

†	Non-income producing for the period.

@	Illiquid security. At September 30, 2014, the aggregate value of illiquid securities was $2,943,969, which represents 0.58% of the Fund’s net assets.

=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2014, the aggregate value of fair valued securities was $2,943,969, which represents 0.58% of the Fund’s net assets.

ADR–American Depositary Receipt

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$506,497,808	$—	$1,112,014	$507,609,822
Money Market Fund	28,148	—	—	28,148
Preferred Stock	—	—	1,831,955	1,831,955

Total	$506,525,956	$—	$2,943,969	$509,469,925

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers betwween Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP Templeton Growth RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK–86.75%
Brazil–0.16%
Petroleo Brasileiro ADR	77,178	$1,149,180

		1,149,180

Canada–0.65%
Talisman Energy	532,660	4,609,077

		4,609,077

France–8.34%
AXA	235,896	5,813,204
BNP Paribas	147,750	9,801,441
Cie de Saint-Gobain	130,640	5,979,187
Credit Agricole	440,310	6,643,278
Michelin Class B	54,110	5,104,105
Sanofi	92,166	10,426,116
Technip	42,620	3,585,837
Total	106,820	6,941,857
Vivendi	220,187	5,317,620

		59,612,645

Germany–5.15%
Bayer	57,130	8,002,644
Deutsche Boerse	68,110	4,587,966
Deutsche Lufthansa	194,950	3,079,248
HeidelbergCement	50,290	3,323,434
Infineon Technologies ADR	411,748	4,241,004
Merck	49,760	4,590,071
†Metro	111,350	3,668,052
Muenchener Rueckversicherungs	11,130	2,200,827
Siemens ADR	26,350	3,137,495

		36,830,741

■Hong Kong–5.35%
AIA Group	839,800	4,342,385
China Life Insurance	2,135,000	5,925,324
China Shenhua Energy	1,105,000	3,080,967
China Telecom	12,606,000	7,727,717
CSR	2,278,400	2,004,092
Kunlun Energy	2,812,000	4,056,022
Noble Group	4,335,000	4,417,748
Sinopharm Group	1,051,600	3,846,235
Weichai Power	782,000	2,824,923

		38,225,413

Ireland–0.86%
CRH	269,239	6,158,772

		6,158,772

Israel–1.36%
Teva Pharmaceutical Industries ADR	180,705	9,712,894

		9,712,894

Italy–2.80%
ENI	310,037	7,389,638
Intesa Sanpaolo	883,607	2,685,298

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Italy (continued)
†Saipem	149,658	$3,183,316
UniCredit	857,137	6,777,387

		20,035,639

Japan–4.58%
ITOCHU	205,980	2,516,876
Konica Minolta Holdings	352,200	3,802,533
Nikon	216,300	3,126,207
Nissan Motor	887,100	8,647,334
Suntory Beverage & Food	197,000	6,987,918
Toyota Motor ADR	44,607	5,242,661
Trend Micro	71,810	2,429,354

		32,752,883

Netherlands–4.51%
Akzo Nobel	85,650	5,869,010
Fugro	32,790	992,560
†ING Groep	502,212	7,174,430
Koninklijke Philips Electronics	48,370	1,543,594
†NN Group	103,200	2,994,835
†QIAGEN	83,854	1,909,665
Reed Elsevier	104,023	2,361,104
Royal Dutch Shell Class A	940	35,940
Royal Dutch Shell Class B	106,430	4,204,646
†SBM Offshore	42,991	624,201
TNT Express	714,790	4,526,896

		32,236,881

Norway–0.79%
Telenor	256,610	5,631,617

		5,631,617

Portugal–0.75%
Galp Energia	329,170	5,351,019

		5,351,019

Republic of Korea–3.31%
Hyundai Mobis	15,430	3,758,955
KB Financial Group	35,093	1,282,369
POSCO ADR	83,745	6,356,246
Samsung Electronics	10,887	12,218,786

		23,616,356

Russia–0.45%
MMC Norilsk Nickel OJSC ADR	171,593	3,200,209

		3,200,209

Singapore–1.10%
DBS Group Holdings	267,105	3,856,915
Singapore Telecommunications	1,331,860	3,967,442

		7,824,357

LVIP Templeton Growth RPM Fund–1

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
Spain–0.95%
Telefonica	440,654	$6,821,011

		6,821,011

Sweden–0.61%
Getinge Class B	173,390	4,375,538

		4,375,538

Switzerland–3.88%
†ABB	283,850	6,386,737
ACE	16,150	1,693,651
Credit Suisse Group	206,094	5,714,459
Novartis	27,010	2,550,622
Roche Holding	30,270	8,976,522
Swiss Re	30,470	2,430,514

		27,752,505

Taiwan–0.28%
Taiwan Semiconductor Manufacturing ADR.	97,374	1,965,007

		1,965,007

United Kingdom–9.82%
Aviva	885,400	7,513,910
BAE Systems	641,730	4,905,055
Barclays	1,071,940	3,952,448
BP ADR	93,448	4,107,040
British Sky Broadcasting Group	292,764	4,185,969
G4S	615,760	2,502,509
GlaxoSmithKline	370,310	8,482,374
HSBC Holdings	891,650	9,134,852
Kingfisher	815,318	4,281,025
†Lloyds Banking Group	4,341,190	5,409,729
Marks & Spencer Group	685,940	4,499,060
Rexam	363,483	2,897,894
Serco Group	328,970	1,525,752
Tesco	1,176,760	3,552,036
Vodafone Group ADR	97,455	3,205,295

		70,154,948

United States–31.05%
†Actavis	65,280	15,750,758
Allegheny Technologies	180,520	6,697,292
American International Group	121,510	6,563,970
Amgen	82,560	11,596,378
Applied Materials	253,710	5,482,673
Baker Hughes	71,600	4,658,296

	Number of Shares	Value (U.S. $)

ΔCOMMON STOCK (continued)
United States (continued)
Bank of New York Mellon	81,040	$3,138,679
Capital One Financial	76,110	6,212,098
Chesapeake Energy	83,940	1,929,781
Chevron	23,190	2,767,031
Cisco Systems	248,480	6,254,242
Citigroup	214,220	11,100,880
Comcast Class A	171,645	9,183,007
CVS Health	77,900	6,200,061
Foot Locker	137,540	7,654,101
†Gilead Sciences	97,350	10,362,908
†Isis Pharmaceuticals	37,250	1,446,418
JPMorgan Chase	176,830	10,652,239
†Knowles	163,330	4,328,245
Macy’s	141,700	8,244,106
Medtronic	91,920	5,694,444
Merck	96,800	5,738,304
Microsoft	282,580	13,100,409
Morgan Stanley	199,260	6,888,418
†News Class A	354,450	5,795,258
Noble	171,490	3,810,508
Paragon Offshore	57,163	351,552
Pfizer	212,740	6,290,722
†Seventy Seven Energy	5,995	142,321
Stanley Black & Decker	52,860	4,693,439
Symantec	67,430	1,585,279
Target	58,120	3,642,962
Twenty-First Century Fox Class A	192,420	6,598,082
United Parcel Service Class B	29,510	2,900,538
Verizon Communications	46,989	2,348,980
Voya Financial	173,520	6,784,632
Walgreen	88,610	5,251,915

		221,840,926

Total Common Stock (Cost $515,333,792)		619,857,618

MONEY MARKET FUND–13.76%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	98,333,372	98,333,372

Total Money Market Fund (Cost $98,333,372)		98,333,372

TOTAL VALUE OF SECURITIES–100.51% (Cost $613,667,164)	718,190,990
«LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.51%)	(3,621,094)

NET ASSETS APPLICABLE TO 20,781,206 SHARES OUTSTANDING–100.00%	$714,569,896

LVIP Templeton Growth RPM Fund–2

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

Δ Securities have been classified by country of origin.

■ Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

† Non-income producing for the period.

« Includes $1,105,200 cash and $1,499,693 foreign currencies pledged as collateral for futures contracts as of September 30, 2014.

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2014:

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
BCLY	GBP	28,400	USD	(46,165)	10/2/14	$(126)
BCLY	HKD	2,087,669	USD	(268,856)	10/3/14	3
BNYM	KRW	1,062,541,480	USD	(1,009,517)	10/1/14	(2,370)
CS	GBP	28,328	USD	(46,025)	10/1/14	(102)
CS	GBP	1,025,473	USD	(1,666,022)	10/2/14	(3,657)
JPMC	HKD	1,797,736	USD	(231,524)	10/6/14	(5)

						$(6,257)

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
67	British Pound Currency	$6,783,895	$6,779,981	12/16/14	$(3,914)
155	E-mini S&P 500 Index	15,404,182	15,232,625	12/22/14	(171,557)
71	Euro Currency	11,457,768	11,213,562	12/16/14	(244,206)
275	Euro STOXX 50 Index	11,141,931	11,195,171	12/22/14	53,240
63	FTSE 100 Index	6,918,521	6,746,151	12/22/14	(172,370)
71	Japanese Yen Currency	8,288,563	8,094,000	12/16/14	(194,563)
54	Nikkei 225 Index (OSE)	7,677,394	7,967,173	12/12/14	289,779

		$67,672,254			$(443,591)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and futures contracts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:

ADR–American Depositary Receipt

BCLY–Barclays Bank

BNYM–Bank of New York Mellon

CS–Credit Suisse First Boston

GBP–British Pound Sterling

HKD–Hong Kong Dollar

KRW–South Korean Won

JPMC–JPMorgan Chase Bank

USD–United States Dollar

LVIP Templeton Growth RPM Fund–3

LVIP Templeton Growth RPM Fund

Schedule of Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

	Level 1	Level 2	Total
Common Stock	$619,857,618	$—	$619,857,618
Money Market Fund	98,333,372	—	98,333,372

Total	$718,190,990	$—	$718,190,990

Foreign Currency Exchange Contracts	$—	$(6,257)	$(6,257)

Futures Contracts	$(443,591)	$—	$(443,591)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP Templeton Growth RPM Fund–4

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

COMMON STOCK–93.07%
Aerospace & Defense–3.61%
Precision Castparts	51,300	$12,151,944
United Technologies	67,700	7,149,120

		19,301,064

Auto Components–1.20%
Borg Warner	121,800	6,407,898

		6,407,898

Banks–0.39%
†Signature Bank	18,600	2,084,316

		2,084,316

Biotechnology–6.98%
†Biogen Idec	30,400	10,056,624
†Gilead Sciences	140,000	14,903,000
†Regeneron Pharmaceuticals	34,400	12,401,888

		37,361,512

Chemicals–2.76%
LyondellBasell Industries Class A	68,900	7,486,674
Sherwin-Williams	33,200	7,270,468

		14,757,142

Communications Equipment–0.67%
Cisco Systems	141,800	3,569,106

		3,569,106

Consumer Finance–1.37%
American Express	83,600	7,318,344

		7,318,344

Diversified Financial Services–1.39%
IntercontinentalExchange	38,200	7,450,910

		7,450,910

Electrical Equipment–1.30%
AMETEK	138,900	6,974,169

		6,974,169

Energy Equipment & Services–3.50%
Halliburton	136,800	8,824,968
Schlumberger	97,500	9,914,775

		18,739,743

Food & Staples Retailing–1.28%
Walgreen	115,200	6,827,904

		6,827,904

Food Products–1.39%
†Hain Celestial Group	72,500	7,420,375

		7,420,375

Health Care Equipment & Supplies–1.96%
Cooper	32,100	4,999,575

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Intuitive Surgical	11,900	$5,495,658

		10,495,233

Health Care Providers & Services–2.13%
†Catalent	192,000	4,805,760
†Catamaran	156,100	6,579,615

		11,385,375

Hotels, Restaurants & Leisure–4.79%
Las Vegas Sands	194,100	12,074,961
Starbucks	179,500	13,545,070

		25,620,031

Industrial Conglomerates–1.26%
Danaher	88,700	6,739,426

		6,739,426

Internet & Catalog Retail–4.98%
†Alibaba Group Holding ADR	56,600	5,028,910
†Amazon.com	30,800	9,931,152
†Priceline Group	10,100	11,701,658

		26,661,720

Internet Software & Services–9.83%
†Facebook Class A	220,800	17,452,032
†Google	20,800	12,009,088
†Google Class A	27,500	16,181,275
†LinkedIn Class A	33,500	6,960,965

		52,603,360

IT Services–5.41%
MasterCard Class A	49,200	3,636,864
Sabre	294,200	5,270,593
Visa Class A	93,900	20,035,443

		28,942,900

Life Sciences Tools & Services–1.67%
Thermo Fisher Scientific	73,400	8,932,780

		8,932,780

Machinery–0.83%
Cummins	33,500	4,421,330

		4,421,330

Media–2.83%
Comcast Class A	115,900	6,233,102
Viacom Class B	116,100	8,932,734

		15,165,836

Oil, Gas & Consumable Fuels–0.95%
†Concho Resources	40,400	5,065,756

		5,065,756

LVIP UBS Large Cap Growth RPM Fund—1

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (continued)

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Personal Products–1.51%
Estee Lauder Class A	108,500	$8,107,120

		8,107,120

Pharmaceuticals–1.81%
AbbVie	73,700	4,256,912
Allergan	30,400	5,416,976

		9,673,888

Real Estate Investment Trusts–1.45%
Crown Castle International	96,200	7,746,986

		7,746,986

Road & Rail–1.71%
Canadian Pacific Railway	44,100	9,149,427

		9,149,427

Semiconductors & Semiconductor Equipment–1.67%
Altera	250,200	8,952,156

		8,952,156

Software–5.94%
†salesforce.com	261,100	15,021,083
†ServiceNow	147,600	8,675,928
†VMware Class A	86,100	8,079,624

		31,776,635

Specialty Retail–5.11%
Home Depot	206,000	18,898,440
TJX	142,600	8,437,642

		27,336,082

Technology Hardware, Storage & Peripherals–6.24%
Apple	331,100	33,358,325

		33,358,325

	Number of Shares	Value (U.S. $)

COMMON STOCK (continued)
Textiles, Apparel & Luxury Goods–5.15%
†Michael Kors Holdings	102,500	$7,317,475
NIKE Class B	158,300	14,120,360
Ralph Lauren	37,100	6,111,483

		27,549,318

Total Common Stock (Cost $374,613,779)		497,896,167

EXCHANGE-TRADED FUND–0.19%
iShares Russell 1000 Growth Index Fund	11,245	1,030,379

Total Exchange-Traded Fund (Cost $748,372)		1,030,379

MONEY MARKET FUND–5.95%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	31,810,196	31,810,196

Total Money Market Fund (Cost $31,810,196)		31,810,196

TOTAL VALUE OF SECURITIES–99.21% (Cost $407,172,347)	530,736,742
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.79%	4,201,361

NET ASSETS APPLICABLE TO 17,582,394 SHARES OUTSTANDING–100.00%	$534,938,103

† Non-income producing for the period.

« Includes $4,002,000 cash pledged as collateral for futures contracts as of September 30, 2014.

ADR–American Depositary Receipt

LVIP UBS Large Cap Growth RPM Fund—2

LVIP UBS Large Cap Growth RPM Fund

Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(870)	E-mini S&P 500 Index	$(85,774,311)	$(85,499,250)	12/22/14	$275,061

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Common Stock	$497,896,167
Exchange-Traded Fund	1,030,379
Money Market Fund	31,810,196

Total	$530,736,742

Futures Contracts	$275,061

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP UBS Large Cap Growth RPM Fund––3

LVIP VIP Contrafund® RPM Portfolio

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.97%
Equity Fund–93.00%
XFidelity® - VIP Contrafund® Portfolio	5,939,983	$219,957,585

		219,957,585

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–6.97%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	16,486,562	$16,486,562

		16,486,562

Total Investment Companies (Cost $217,497,516)		236,444,147

TOTAL VALUE OF SECURITIES–99.97% (Cost $217,497,516)	236,444,147
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	78,495

NET ASSETS APPLICABLE TO 19,784,406 SHARES OUTSTANDING–100.00%	$236,522,642

« Includes $547,400 cash pledged as collateral for futures contracts as of September 30, 2014.

X Initial Class.

The following futures contract was outstanding at September 30, 2014:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(119)	E-mini S&P 500 Index	$(11,688,507)	$(11,694,725)	12/22/14	$(6,218)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$236,444,147

Futures Contracts	$(6,218)

There were no Level 3 investments at the beginning or end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP VIP Contrafund® RPM Portfolio–1

LVIP VIP Mid Cap RPM Portfolio

Schedule of Investments (unaudited)

September 30, 2014

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES–99.47%
Equity Fund–92.31%
XFidelity® Variable Life Insurance Products–
Fidelity VIP Mid Cap Portfolio	158,883	$5,794,453

		5,794,453

	Number of Shares	Value (U.S. $)

INVESTMENT COMPANIES (continued)
Money Market Fund–7.16%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	449,583	$449,583

		449,583

Total Investment Companies (Cost $6,339,808)		6,244,036

TOTAL VALUE OF SECURITIES–99.47% (Cost $6,339,808)	6,244,036
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.53%	33,559

NET ASSETS APPLICABLE TO 616,329 SHARES OUTSTANDING–100.00%	$6,277,595

« Includes $13,800 cash pledged as collateral for futures contracts as of September 30, 2014.

X Initial Class.

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

	Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3)	E-mini S&P 500 Index	$(294,539)	$(294,825)	12/22/14	$(286)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2014:

Level 1
Investment Companies	$6,244,036

Futures Contracts	$(286)

There were no Level 3 investments at the end of the period.

During the period ended September 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. The Fund’s policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Notes 1 and 3 of the “Notes to Financial Statements” as disclosed in the Fund’s most recent semiannual report.

LVIP VIP Mid Cap RPM Portfolio–1

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date	November 18, 2014

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date	November 18, 2014

* Print the name and title of each signing officer under his or her signature.